National Integrity Pinnacle V (post 1-1-12)

As filed with the Securities and Exchange Commission on April 28, 2017
Registration Nos. 333-177618 and 811-04846

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number:
Post-Effective Amendment Number: 8     [ x]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 119    [ x]

(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company
(Exact Name of Registrant)

National Integrity Life Insurance Company
(Name of Depositor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Depositor's Principal Executive Offices) (Zip Code)
(513) 629-1854
(Depositor's Telephone Number, including Area Code)

The Western and Southern Life Insurance Company
(Name of Guarantor)
400 Broadway, Cincinnati, Ohio 45202
(Address of Guarantor's Principal Executive Offices) (Zip Code)
(513) 629-1854
(Guarantor's Telephone Number, including Area Code)

Rhonda S. Malone, Esq.
Senior Counsel – Securities
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, Ohio 45202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2017 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: Pinnacle V Flexible Premium Variable Annuity

Pinnacle V (post 1-1-12)

May 1, 2017

National Integrity Life Insurance Company
Separate Account I of National Integrity Life Insurance Company

This prospectus describes the Pinnacle V (post 1-1-12) flexible premium variable annuity contract and the Investment Options available under the contract. This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing. You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate. Any representation to the contrary is a criminal offense.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2017, material incorporated by reference and information about Separate Account I and National Integrity Life Insurance Company, has been filed with the SEC (file numbers 811-04846 and 333-177618). The SAI is incorporated by reference into this prospectus. A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the glossary. The table of contents for the SAI is at the end of Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C. For hours of operation of this Public Reference Room, please call 202-551-8090. You also may obtain information about the annuity contract on the SEC’s Internet site at http://www.sec.gov. Copies of that information are also available, after paying a duplicating fee, by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered. It is not insured by the FDIC, NCUSIF or other federal entity. It is subject to investment risks, including possible loss of the principal amount invested.

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You may invest your contributions in any of the Investment Options listed below.

American Funds Insurance Series	Franklin® Templeton® VIP Trust, Class 2
American Funds I.S. Bond Fund, Class 4	Franklin Growth and Income VIP Fund
American Funds I.S. Capital Income Builder Fund, Class 4	Franklin Income VIP Fund
American Funds I.S. Global Growth Fund, Class 4	Franklin Large Cap Growth VIP Fund
American Funds I.S. Growth Fund, Class 4	Franklin Mutual Shares VIP Fund
American Funds I.S. Growth-Income Fund, Class 4	Franklin Small Cap Value VIP Fund
American Funds I.S. Managed Risk Asset Allocation Fund, Class P2	Templeton Foreign VIP Fund
American Funds I.S. New World Fund, Class 4	Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
BlackRock Variable Series Funds, Inc., Class III
BlackRock Capital Appreciation V.I. Fund	Invesco (AIM) Variable Insurance Funds, Series II
BlackRock Global Allocation V.I. Fund	Invesco V.I. American Franchise Fund
BlackRock High Yield V.I. Fund	Invesco V.I. American Value Fund
BlackRock Total Return V.I. Fund	Invesco V.I. Comstock Fund
Invesco V.I. International Growth Fund
Columbia Funds Variable Portfolios	Invesco V.I. Mid Cap Growth Fund
Columbia VP – Mid Cap Value Fund, Class 1
Columbia VP – Small Cap Value Fund, Class 2	Morgan Stanley Variable Insurance Funds, Inc., Class II
Morgan Stanley VIF Emerging Markets Debt Portfolio
Deutsche Investments VIT Funds, Class B	Morgan Stanley VIF Emerging Markets Equity Portfolio
Deutsche Small Cap Index VIP Fund	Morgan Stanley VIF U.S. Real Estate Portfolio

Fidelity® Variable Insurance Products	Northern Lights Variable Trust, Class 3
Fidelity VIP Asset Manager Portfolio, Service Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio
Fidelity VIP Balanced Portfolio, Service Class 2
Fidelity VIP Contrafund® Portfolio, Service Class 2	PIMCO Variable Insurance Trust, Advisor Class
Fidelity VIP Disciplined Small Cap Portfolio, Service Class 2	PIMCO VIT All Asset Portfolio
Fidelity VIP Equity-Income Portfolio, Service Class 2	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Fidelity VIP Freedom 2010 Portfolio, Service Class 2 [1]	PIMCO VIT Foreign Bond Portfolio (US Dollar Hedged)
Fidelity VIP Freedom 2015 Portfolio, Service Class 2	PIMCO VIT Long-Term U.S. Government Portfolio
Fidelity VIP Freedom 2020 Portfolio, Service Class 2	PIMCO VIT Low Duration Portfolio
Fidelity VIP Freedom 2025 Portfolio, Service Class 2	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2030 Portfolio, Service Class 2 [2]	PIMCO VIT Total Return Portfolio
Fidelity VIP Government Money Market, Initial Class
Fidelity VIP Growth Portfolio, Service Class 2	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP High Income Portfolio, Service Class 2	Guggenheim VT Global Managed Futures Strategy Fund [3]
Fidelity VIP Index 500 Portfolio, Service Class 2	Guggenheim VT Long Short Equity Fund [3]
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Guggenheim VT Multi-Hedge Strategies Fund [4]
Fidelity VIP Mid Cap Portfolio, Service Class 2
Fidelity VIP Overseas Portfolio, Service Class 2	Touchstone® Variable Series Trust
Fidelity VIP Target Volatility Portfolio, Service Class 2	Touchstone VST Active Bond Fund
Touchstone VST Focused Fund
Fixed Accounts	Touchstone VST Large Cap Core Equity Fund
Guaranteed Rate Options [2]	Touchstone VST Aggressive ETF Fund
Systematic Transfer Options [5]	Touchstone VST Conservative ETF Fund
Touchstone VST Moderate ETF Fund
[1] Fund available in contracts purchased before May 1, 2013.
[2] Funds not available with optional GLIA or GLIA Plus Rider.	[4] Fund available in contracts purchased before May 1, 2012.
[3] Fund available in contracts purchased before April 24, 2015.	[5] Fund not available with optional GLIA Rider or with New York GLIA Plus Rider.

iShares® and Blackrock® are registered trademarks of BlackRock, Inc. and its affiliates (BlackRock). All other trademarks, service marks or registered trademarks are the property of their respective owners. BlackRock's only relationship to National Integrity Life is the licensing of certain trademarks and trade names of BlackRock. National Integrity Life's variable annuities and Touchstone ETF Funds are not sponsored, endorsed, sold or promoted by BlackRock. BlackRock makes no representations or warranties to the owners of National Integrity Life's variable annuities or any member of the public regarding the advisability of investing in them or the iShares Funds. BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity Life's variable annuities.

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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - the address you are required to use to make requests and give instructions about your annuity contract.

Regular Mail:	Overnight Mail:
National Integrity Life Insurance Company PO Box 5720 Cincinnati, Ohio 45201-5720	National Integrity Life Insurance Company 400 Broadway, MS 74 Cincinnati, Ohio 45202-3341

Phone:
1-800-433-1778
Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit. The Annuitant must be a human being, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date.

Benefit Base - value used to determine payments under GLIA Plus. It is the larger of your Roll-Up Base or your Step-Up Base.

Roll-Up Base - On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Roll-Up.

Step-Up Base - On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the annuity contract. It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the Annuitant's beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary's election of form of payment.

Distribution on Death - a distribution paid to the owner's beneficiary after the death of the owner.

Fixed Accounts - Guaranteed Rate Options and Systematic Transfer Options.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

General Account - the account that contains all of our assets other than those held in separate accounts.

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Good Order - complete information we require to process your application, claim or any request received at our Administrative Office, address above in this glossary.

Guaranteed Lifetime Income Advantage and Guaranteed Lifetime Income Advantage Plus (GLIA and GLIA Plus) - optional benefits that guarantee lifetime payments will be available for withdrawal.

GLIA and GLIA Plus Investment Strategies - Investment Strategies available when a GLIA or GLIA Plus Rider is purchased.

Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.

Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO or elect an Annuity Benefit, before the end of the Guarantee Period.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant's 100th birthday, which is the latest date you can begin your Annuity Benefit.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Payment Base - value used to determine payments under GLIA. It is the larger of your Bonus Base or your Step-Up Base.

Bonus Base – On the Contract Date, your Bonus Base is equal to your Account Value. Your Bonus Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Bonus.

Step-Up Base – On the Contract Date, your Step-Up Base is equal to your Account Value, Your Step-Up Base will be adjusted if you make an additional contribution, take a Nonguaranteed Withdrawal, or receive a Step-Up.

Portfolio - a mutual fund in which a Variable Account Option invests.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of National Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Options (STOs) - Fixed Accounts that accept new contributions, which must be transferred from the STO into Variable Account Options within either a six-month or a one-year period. The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.

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Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Portfolio with the same name.

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Part 1 – Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options. State premium tax may also be deducted.1

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions [2]	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year) [3]	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio (a mutual fund in which a Variable Account Option invests) operating expenses.

Annual Administrative Charge

Annual Administrative Charge [4]	$30

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.55%	1.55%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Individual Rider Charge (assessed on the Payment Base) [5]	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage (GLIA) – Spousal Rider Charge (assessed on the Payment Base) [5]	1.60%	1.15%
Optional Guaranteed Lifetime Income Advantage Plus (GLIA Plus) – Individual or Spousal Rider Charge (assessed on the Benefit Base) [6]	2.00%	1.35%
Highest Possible Total Separate Account Annual Expenses [6]	3.55%	2.90%

_________________________________________________________
1State premium taxes currently range from 0% to 3.5%.
2Withdrawal charges decrease based on the age of each contribution. See Part 4.
3This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.
4This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.
5See Part 6.
6You may elect only one of these optional benefits: Individual GLIA, Spousal GLIA or GLIA Plus. Therefore, the highest possible total separate account annual expenses reflect the election of the optional GLIA Plus Rider. The charge provided is as of the Contract Date.

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The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum: 0.25%	Maximum: 1.56% for contracts purchased on or after April 24, 2015
Minimum: 0.25%	Maximum: 2.22% for contracts purchased between May 1, 2012 and April 23, 2015
Minimum: 0.25%	Maximum: 2.46% for contracts purchased before May 1, 2012

See Appendix F for a detailed Total Annual Portfolio Operating Expense Table.

We have entered into agreements with the investment advisors and/or distributors of each of the Portfolios. Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios as consideration for payments. The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios. These fees may be paid by the investment advisors from the investment advisors' assets or from the Portfolios under plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act). In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts. These fees increase your costs.

The services we provide to the Portfolios are in addition to the services we provide and expenses we incur in marketing and administering the variable annuity contracts. Services to the Portfolios include, without limitation, delivery of current fund prospectuses, annual and semi-annual reports, notices, proxies and proxy statements and other informational materials; telephone and Internet service support in connection with the underlying investment options; maintenance of records reflecting fund shares purchased and redeemed; preparing and submitting omnibus trades; daily reconciliations of fund share balances; and receiving, tabulating and transmitting proxies executed by or on behalf of variable contract owners with investments in the Portfolios. We also provide marketing and distribution services for the Portfolios.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts. Each example assumes that you invest $10,000 in the contract for the time period indicated. Each example also assumes that your investment has a 5% return each year. Your actual costs may be higher or lower.

For Contracts purchased on or after April 24, 2015
Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (1.56%), plus the maximum cost of the GLIA Plus Rider. If the current cost of the GLIA Plus Rider was used, the total cost would be less than indicated in this example. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,268	$2,239	$3,253	$6,150

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$568	$1,739	$2,953	$6,150

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Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (1.56%). The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,054	$1,576	$2,118	$3,763

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$354	$1,076	$1,818	$3,763

For Contracts purchased between March 2, 2015 and April 23, 2015
Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.22%), plus the maximum cost of the GLIA Plus Rider. If the current cost of the GLIA Plus Rider was used, the total cost would be less than indicated in this example. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,336	$2,434	$3,562	$6,678

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$636	$1,934	$3,262	$6,678

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.22%). The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,122	$1,776	$2,442	$4,364

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$422	$1,276	$2,142	$4,364

For Contracts purchased between May 1, 2012 and March 1, 2015
Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.22%), plus the maximum cost of the Guarantee Lifetime Income Advantage (GLIA) Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the

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payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,290	$2,280	$3,282	$6,038

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$590	$1,780	$2,982	$6,038

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.22%).  The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,122	$1,776	$2,442	$4,364

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$422	$1,276	$2,142	$4,364

For Contracts purchased before May 1, 2012
Highest Cost Example using Maximum Charge for Highest Cost Rider
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses (2.46%), plus the maximum cost of the GLIA Spousal Rider, where the younger Annuitant (the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit) is age 65 on the Contract Date (the date we issue you the annuity contract).  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,315	$2,350	$3,394	$6,228

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$615	$1,850	$3,094	$6,228

Highest Cost Example with No Riders
The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses (2.46%).  The cost of optional Riders is not included. Based on these assumptions, your costs would be:

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If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,147	$1,848	$2,557	$4,572

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$447	$1,348	$2,257	$4,572

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,” “us,” "the Company" and "National Integrity Life" mean National Integrity Life Insurance Company. “You” and “your” mean the owner. This variable annuity contract is a contract between you and us. You, as the owner, have certain rights under the contract. If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person. It is important that you carefully select the owner, Annuitant, the owner's beneficiary and the Annuitant's beneficiary in order to achieve your objectives. See Part 5, sections titled "Death Benefit Paid on Death of Annuitant," "Distribution on Death of Owner” and “Spousal Continuation." Also, see Appendix D.

Your contract may be issued as a discretionary group annuity, in which case you may be referred to as “Participant” in the contract and the contract may be referred to as a “Certificate.” Your rights under a group certificate are the same as under an individual contract, as reflected in this prospectus.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals. An investment in any of the Variable Account Options, which are Investment Options available to you under the contract, other than the Fixed Accounts. Each Variable Account Option invests in a corresponding Portfolio with the same name carries with it certain risks, including the risk that the value of your investment will decline and you could lose money. The Variable Account Options invest in Portfolios, most of which invest in common stocks. You could lose money if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines. There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•	To contribute, transfer and withdraw money. See Part 5

•	To invest in the Investment Options, which are the Variable Account Options and Fixed Accounts available under the contract. See Part 3

•	To elect an Annuity Benefit. See Part 5, section titled "Maximum Retirement Date and Annuity Benefit."

•	To elect any optional benefit available at the time you purchase the annuity contract. See Part 6.

•	To name the Annuitant.

•
To name the Annuitant's beneficiary to receive the Death Benefit on the death of the Annuitant before election of an Annuity Benefit and to receive any remaining payments after election of Annuity Benefit. See

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Part 5, sections titled "Death Benefit Paid on Death of Annuitant" and “Maximum Retirement Date and Annuity Benefit.”

•
To name the owner's beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any. If there are joint owners, the death of either one will be treated as the death of both under this contract. Upon the death of the owner, a distribution of the Surrender Value is required to be made to the owner’s beneficiary. The joint owner is not the owner’s beneficiary. See Part 5, section titled "Distribution on Death of Owner." If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Your rights are subject to the rules of the Tax Code (the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service).

This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to human beings, and to assume the related risks. This contract is not intended for use by institutional investors. We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together. Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio. The value of contributions allocated to the Variable Account Options is not guaranteed. The value of your contributions allocated to the Fixed Accounts (Guaranteed Rate Options and the Systematic Transfer Option) is guaranteed, subject to any applicable Market Value Adjustments (MVAs) that apply to the Guarantee Rate Options. Your Account Value also is subject to various charges. See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs to your Guaranteed Rate Options. A Guaranteed Rate Option (GRO) is a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates. A Guarantee Period is the length of time from the date of your contribution into a GRO until the GRO matures. See Part 3, section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax. See Part 4.

Your minimum Account Value is $5,000. If the Account Value goes below the minimum Account Value and we have received no contributions from you for three Contract Years, we may terminate the contract and pay you the Account Value. We will notify you in advance and will give you at least 60 days to make additional contributions to bring the Account Value above the minimum if you wish to keep your contract in force. The minimum Account Value does not apply if you have a GLIA or GLIA Plus Rider.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period. (The Administrative Office is National Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202.) You may also call us at 1-800-433-1778. You are required to use this address to make requests and give instructions about your annuity contract.) We will extend the 10-day period if required by state law. If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment experience of the Variable Account Options you selected. You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force. See Part 4 for more discussion of the fees and charges.

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How Your Contract is Taxed

This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code. If this contract is a Qualified Annuity, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit. A Qualified Annuity is an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn. You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor. We do not provide tax advice.

Part 2 – National Integrity Life and the Separate Account

National Integrity Life Insurance Company

National Integrity Life is a stock life insurance company incorporated under the laws of New York on November 22, 1968. Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202. We are authorized to sell life insurance and annuities in eight states and the District of Columbia. National Integrity Life is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.

National Integrity Life guarantees certain amounts under the contract. We refer to these guaranteed amounts as “insurance obligations.” Examples of insurance obligations are Death Benefits greater than the Account Value or income payments under a GLIA or GLIA Plus Rider after your Account Value is exhausted. If these insurance obligations are greater than your Account Value, we will pay you those amounts from our General Account. Benefit amounts paid from the General Account are subject to our financial strength and claims paying ability and our long-term ability to make such payments. There are risks to purchasing any insurance product.

The Western and Southern Life Insurance Company, National Integrity Life’s parent company, has guaranteed the insurance obligations of National Integrity Life to its contract owners, including the owners of this contract (the Guarantee). Amounts covered by the Guarantee are subject to the financial strength and claims paying ability of The Western and Southern Life Insurance Company. The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options. The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York. The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts. You participate in the Separate Account in proportion to the amounts in your Variable Account Options. National Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses. The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses. We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account. We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

The Separate Account is divided into subaccounts called Variable Account Options. Each Variable Account Option invests in shares of a corresponding Portfolio (or fund) with the same name. The Variable Account Options currently available to you are listed in Part 3.

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Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity Life, serves as the principal underwriter for our variable annuity contracts. The principal business address of Touchstone Securities, Inc. is 400 Broadway, Cincinnati, Ohio, 45202. The contracts are sold by individuals who are insurance agents and also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of the federal or state regulators when required by the 1940 Act or other applicable laws. We will notify you if any changes result in a material change in the underlying Portfolios or the Investment Options. We may:

•	combine the Separate Account with any other separate account we own;

•	transfer assets of the Separate Account to another separate account we own;

•	add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•	register or end the registration of the Separate Account under the 1940 Act;

•
operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity Life);

•	restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;

•	cause one or more Variable Account Options to invest in a fund other than or in addition to the Portfolios;

•	operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;

•	make any changes required by the 1940 Act or other federal securities laws;

•	make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or

•	make other changes required under federal or state law relating to annuities.

Part 3 – Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both. (If you purchase a GLIA or GLIA Plus Rider, your Investment Options are limited. See Part 6.)

Each Variable Account Option invests in shares of a mutual fund, referred to as a Portfolio (or fund). Each Variable Account Option and its corresponding Portfolio share the same name. The value of your Variable Account Option will vary with the performance of the corresponding Portfolio. For a full description of each Portfolio, see that Portfolio’s prospectus and SAI.

The Variable Account Options

A brief description of each Portfolio, including the name of the advisor, the investment objective and some additional information about investment strategies, is provided below. Management fees and other expenses deducted from each Portfolio, as well as risks of investing, and more information about the Portfolio’s investment strategies, are described in that Portfolio’s prospectus. For a prospectus containing complete information on any Portfolio, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

American Funds Insurance Series®
Each fund is a series of the American Funds Insurance Series. Capital Research and Management Company is the investment advisor to each fund and is located at 333 South Hope Street, Los Angeles, California 90071.

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Following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each American Funds Insurance Series fund’s prospectus carefully before investing.

American Funds Insurance Series Bond Fund
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. The fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. Normally, the fund invests at least 80% of its assets in bonds and other debt securities, which may be represented by other investment instruments, including derivatives. The fund invests at least 65% of its assets in investment-grade debt securities (rated Baa3 or better or BBB- or better by Nationally Recognized Statistical Rating Organizations, or NRSROs, designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgages and other assets. The fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined by the fund’s investment adviser to be of equivalent quality. Such securities are sometimes referred to as “junk bonds.” The fund may invest in debt securities of issuers domiciled outside the United States, including in emerging markets. The fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. In addition, the fund may invest, subject to the restrictions above, in contracts for future delivery of mortgage-backed securities, such as to-be-announced contracts and mortgage rolls. These contracts are normally of short duration and may be replaced by another contract prior to maturity. Each such transaction is reflected as turnover in the fund’s portfolio, resulting in a higher portfolio turnover rate than funds that do not employ this investment strategy. The fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

American Funds Insurance Series Capital Income Builder® Fund
The fund has two primary investment objectives. It seeks (1) to provide a level of current income that exceeds the average yield on the U.S. stocks generally, and (2) to provide a growing stream in income over the years. The fund’s secondary objective is to provide growth of capital. The fund normally will invest at least 90% of its assets in income-producing securities (with at least 50% of its assets in common stocks and other equity securities). The fund invests primarily in a broad range of income-producing securities, including common stocks and bonds. In seeking to provide you with a level of current income that exceeds the average yield on U.S. stocks, the fund generally looks to the average yield on stocks of companies listed on the S&P 500 Index. The fund may also invest significantly in common stocks, bonds and other securities of issuers domiciled outside the United States.

American Funds Insurance Series Global Growth Fund
The fund seeks long-term growth of capital. The fund invests primarily in common stocks of companies around the world that the investment advisor believes have the potential for growth. Under normal market conditions, the fund will invest significantly in issuers outside the United States.

American Funds Insurance Series Growth Fund
The fund seeks growth of capital. The fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The fund may invest up to 25% of its assets in common stocks and other securities of issuers domiciled outside the United States.

American Funds Insurance Series Growth-Income Fund
The fund seeks long-term growth of capital and income. The fund invests primarily in common stocks or other securities that the advisor believes demonstrate the potential for appreciation and/or dividends. The fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers outside the United States.

American Funds Insurance Series Managed Risk Asset Allocation Fund
The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. The fund invests in shares of an underlying fund, the American Funds Insurance Series Asset Allocation Fund, while seeking to manage portfolio volatility and provide downside protection primarily through the use of exchange-traded futures contracts. The underlying fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less). The fund employs a risk-management overlay referred to as the managed risk strategy consisting of using hedge instruments—primarily short positions in exchange-traded futures contracts—to attempt to stabilize the

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volatility of the fund around a target volatility level (set from time to time by the fund's advisors) and reduce the downside exposure of the fund during periods of significant market declines.

American Funds Insurance Series New World Fund ®
The fund seeks long-term capital appreciation. The fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets that the advisor believes have potential of providing capital appreciation. The fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by NRSROs designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser), with exposure to these countries. Under normal market conditions, the fund invests at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

BlackRock Variable Series Funds, Inc.
Each fund is a series of the BlackRock Variable Series Funds, Inc. BlackRock Advisors, LLC is the investment advisor to each fund and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each BlackRock fund's prospectus carefully before investing.

BlackRock Capital Appreciation V.I. Fund
The fund seeks long-term growth of capital by investing in a diversified portfolio primarily consisting of common stocks of U.S. companies that fund management believes have shown above-average growth rates in earnings over the long term. The fund generally invests at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock, and rights to subscribe to common stock. The fund may invest in companies of any size, but emphasizes investments in companies with medium to large market capitalization (currently, approximately $2 billion or more).

BlackRock Global Allocation V.I. Fund
The fund seeks high total investment return by investing in equity, debt and money market securities. At any given time the fund may emphasize either debt or equity securities. In selecting equity investments, the fund mainly seeks securities that fund management believes are undervalued. The fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, by foreign governments or international agencies or supranational entities, or by domestic or foreign private issuers, debt securities convertible into equity securities, inflation-indexed bonds, structured notes, credit-linked notes, loan assignments and loan participations. In addition, the fund may invest up to 35% of its total assets in junk bonds, corporate loans and distressed securities. The fund may also invest in real estate investment trusts (“REITs”) and securities related to real assets, (like real estate- or precious metals-related securities) such as stock, bonds or convertible bonds issued by REITs or companies that mine precious metals. The fund generally seeks diversification across markets, industries and issuers, has no geographic limits on where it may invest, and may invest in the securities of companies of any market capitalization.

BlackRock High Yield V.I. Fund
The fund seeks to maximize total return, consistent with income generation and prudent investment management by investing primarily in non-investment grade bonds with maturities of ten years or less. The fund normally invests at least 80% of its assets in high yield bonds and may also invest in convertible and preferred securities. The fund may invest up to 30% of its assets in non-dollar denominated bonds of issuers located outside the United States. The fund may invest in securities of any rating and may invest up to 10% of its assets in distressed securities that are in default or the issuers of which are in bankruptcy. The fund may use derivative instruments to hedge it investments or to seek to enhance returns and may engage in active and frequent trading of portfolio securities.

BlackRock Total Return V.I. Fund
The fund seeks to maximize total return, consistent with income generation and prudent investment management by investing, under normal circumstances, at least 80% of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred stocks, government obligations and money market securities. Both U.S. and foreign companies and governments may issue these securities, including issuers in emerging markets. The fund may also invest in fixed income securities

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that are rated below investment grade. The fund may use derivative instruments to hedge its investments or to seek to enhance returns and may engage in active and frequent trading of portfolio securities.

Columbia Funds Variable Portfolios
Columbia Variable Portfolio – Mid Cap Value Fund is a series of the Columbia Funds Variable Series Trust II. Columbia Variable Portfolio – Small Cap Value Fund is a series of the Columbia Funds Variable Insurance Trust. Columbia Management Investment Advisers, LLC is the investment advisor to the both funds and is located at 225 Franklin Street, Boston, MA 02110.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objectives. You should read each Columbia fund's prospectus carefully before investing.

Columbia Variable Portfolio – Mid Cap Value Fund
The fund seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of medium-sized companies that have market capitalizations in the range of the Russell Midcap Value Index. The fund may invest up to 25% of net assets in foreign investments. The fund normally invests in common stocks and also may invest in real estate investment trusts. The fund may emphasize one or more economic sectors in selecting its investments, including the financial services sector.

Columbia Variable Portfolio – Small Cap Value Fund
The fund seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the Russell 2000 Value Index at the time of purchase that the advisor believes are undervalued and have the potential for long-term growth. The fund may invest up to 20% of total assets in foreign securities. The fund may also invest in real estate investment trusts and may emphasize one or more economic sectors in selecting its investments, including the financial services sector.

Deutsche Investments VIT Funds
The fund is a series of the Deutsche Investments VIT Funds. Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, NY 10154, is the investment advisor for the fund.

Following is a brief description of the fund. There is no guarantee that a fund will achieve its objectives. You should read the Deutsche Investments VIT fund's prospectus carefully before investing.

Deutsche Small Cap Index VIP Fund
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies. Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index. The fund may also hold short-term debt securities and money market instruments for liquidity purposes.

Fidelity® Variable Insurance Products
Each Portfolio is a series of a Fidelity Variable Insurance Products trust. Fidelity Management & Research Company, located at 245 Summer Street, Boston, MA 02210, is the investment advisor to each Portfolio.

Following is a brief description of each Portfolio. There is no guarantee that a Portfolio will achieve its objective. You should read each Fidelity VIP Portfolio’s prospectus carefully before investing.

Fidelity VIP Asset Manager Portfolio
The Portfolio seeks high total return with reduced risk over the long term by allocating its assets among three main asset classes: the stock class (equity securities of all types), the bond class (fixed-income securities of all types, including lower-quality debt securities, maturing in more than one year), and the short-term/money market class (fixed-income securities of all types maturing in one year or less). The advisor adjusts the allocation among asset classes gradually within the following ranges: stock class (30%-70%), bond class (20%-60%), and short-term/money market class (0%-50%) maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments. The advisor invests in domestic and

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foreign issuers and invests in Fidelity’s central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines.)

Fidelity VIP Balanced Portfolio
The Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral. The advisor invests at least 25% of the Portfolio's total assets in fixed-income senior securities, including debt securities and preferred stock. The Portfolio invests in domestic and foreign issuers. With respect to equity investments, the advisor allocates the assets across different market sectors, using different Fidelity managers. The advisor may invest in either growth or value stocks or both and invests in Fidelity's central funds.

Fidelity VIP Contrafund® Portfolio
The Portfolio seeks long-term capital appreciation. The advisor normally invests primarily in common stocks of domestic and foreign issuers, selecting securities of companies whose value it believes are not fully recognized by the public. The advisor allocates assets across different market sectors, using different Fidelity managers. The advisor may invest in growth stocks, value stocks or both.

Fidelity VIP Disciplined Small Cap Portfolio
The Portfolio seeks capital appreciation by normally investing primarily in common stocks of domestic and foreign issuers. The advisor normally invests at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P SmallCap 600® Index. The advisor invests in either growth stocks, value stocks or both.

Fidelity VIP Equity-Income Portfolio
The Portfolio seeks reasonable income and will also consider the potential for capital appreciation. The goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500® Index. The advisor normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large-cap value stocks, and potentially invests in other types of equity and debt securities, including lower-quality debt securities. The advisor invests in domestic and foreign issuers and potentially uses covered call options as tools in managing the assets.

Fidelity VIP Freedom 2015 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio's target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds. The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2015). The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond fund (including high yield debt funds) and short-term funds to reflect the advisors market outlook, which is primarily focused on the intermediate term.

Fidelity VIP Freedom 2020 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio's target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds. The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2020). The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond fund (including high yield debt funds) and short-term funds to reflect the advisors market outlook, which is primarily focused on the intermediate term.

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Fidelity VIP Freedom 2025 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio's target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds. The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2025). The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond fund (including high yield debt funds) and short-term funds to reflect the advisors market outlook, which is primarily focused on the intermediate term.

Fidelity VIP Freedom 2030 Portfolio
The Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The advisor may continue to seek high total return for several years beyond the Portfolio's target retirement date in an effort to achieve the overall investment objective. The advisor invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds. The advisor allocates assets among underlying Fidelity funds according to a neutral asset allocation strategy that becomes increasingly conservative until it reaches 17% in domestic equity funds, 7% in international equity, 46% in bond funds and 30% in short-term funds (approximately 10 to 19 years after the year 2030). The advisor may use an active asset allocation strategy to increase or decrease neutral asset class exposures by up to 10% for equity funds (including domestic equity and international equity funds), bond fund (including high yield debt funds) and short-term funds to reflect the advisors market outlook, which is primarily focused on the intermediate term.

Fidelity VIP Government Money Market Portfolio
The Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity. The advisor normally invests at least 99.5% of total assets in cash, U.S. Government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities). The advisor invests in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury. The fund invests in compliance with industry-standard regulatory requirements for money market funds for quality, maturity and diversification of investments.

Fidelity VIP Growth Portfolio
The Portfolio seeks capital appreciation by normally investing primarily in common stocks of domestic and foreign companies that the advisor believes have above-average growth potential.

Fidelity VIP High Income Portfolio
The Portfolio seeks a high level of current income, while also considering growth of capital. The advisor normally invests primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities. The advisor may also invest in non-income producing securities, including defaulted securities and common stocks and may invest in companies in troubled or uncertain financial condition. The advisor invests in domestic and foreign issuers.

Fidelity VIP Index 500 Portfolio
The Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500® Index. The advisor normally invests at least 80% of assets in common stocks included in the S&P 500 Index and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio
The Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in medium and high quality investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities. The advisor may invest in lower-quality debt securities. The advisor allocates assets across different market sectors and maturities and manages the Portfolio to have overall interest rate risk similar to the Barclays® U.S. Aggregate Bond Index. The advisor invests in Fidelity's central funds and engages in transactions that have a leveraging effect on the Portfolio, including investments in derivatives, such as swaps, options, and futures contracts and forward-settling securities, to adjust the Portfolio’s risk exposure.

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Fidelity VIP Mid Cap Portfolio
The Portfolio seeks long-term growth of capital by normally investing primarily in common stocks of domestic and foreign issuers. The advisor normally invests at least 80% of assets in securities of companies with medium market capitalizations, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index. The advisor may buy growth stocks, value stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.

Fidelity VIP Overseas Portfolio
The Portfolio seeks long-term growth of capital by normally investing primarily in common stock. The advisor normally invests at least 80% of assets in non-U.S. securities. The advisor allocates investments across countries and regions.

Fidelity VIP Target Volatility Portfolio
The Portfolio seeks total return. The advisor seeks to maintain a target Portfolio volatility of 10% over a one-year period. While the advisor attempts to manage volatility, there is no guarantee that the Portfolio will maintain its target volatility. The advisor normally invests in a combination of underlying Fidelity funds, ETFs, and futures, and potentially invests up to 30% of total assets in index futures. The advisor manages underlying holdings to achieve portfolio characteristics similar to the Fidelity VIP Target Volatility Portfolio Composite IndexSM over the long-term, which is a hypothetical representation of the performance of the asset classes in which the fund intends to invest, based on combinations of the following unmanaged indexes: Dow Jones U.S. Total Stock Market IndexSM (equities); MSCI EAFE Index (international equities); Barclays® U.S. Aggregate Bond Index (bonds); and Barclays® U.S. 3 Month Treasury Bellwether Index (short-term investments).

Franklin Templeton Variable Insurance Products Trust
Each fund is a series of the Franklin Templeton Variable Insurance Products Trust. Affiliates of Franklin Resources, Inc. operating as Franklin Templeton Investments, serve as the investment advisors for the funds as indicated below.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Franklin Templeton VIP fund’s prospectus carefully before investing.

Franklin Growth and Income VIP Fund
The fund seeks capital appreciation with current income as a secondary goal. Under normal market conditions, the fund invests predominantly in equity securities, including securities convertible into common stock. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Income VIP Fund
The fund seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Large Cap Growth VIP Fund
The fund seeks capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in investments of large-capitalization companies. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Franklin Mutual Shares VIP Fund
The fund seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities the advisor believes are undervalued. The investment advisor is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

Franklin Small Cap Value VIP Fund
The fund seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies. The investment advisor is Franklin Advisory Services, LLC, located at 55 Challenger Road, Suite 501, Ridgefield Park, NJ 07660.

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Templeton Foreign VIP Fund
The fund seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets. The investment advisor is Templeton Investment Counsel, LLC, located at 300 S.E. 2nd Street, Fort Lauderdale, FL 33301.

Templeton Global Bond VIP Fund
The fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures. The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

Templeton Growth VIP Fund
The fund seeks long-term capital growth. Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets. The investment advisor is Templeton Global Advisors Limited, located at Box N-7759, Lyford Cay, Nassau, Bahamas.

Guggenheim Variable Insurance Funds (Rydex Variable Trust)
Each fund is a series of the Rydex Variable Trust. Securities Investors, LLC, which operates under the name Guggenheim Investments, is the investment advisor to each fund and is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Following is a brief description of the each fund. There is no guarantee that a fund will achieve its objective. You should read each Guggenheim VT fund’s prospectus carefully before investing.

Guggenheim VT Global Managed Futures Strategy Fund (available on contracts purchased before April 24, 2015)
The fund seeks to generate positive total returns over time. The fund’s investment strategy focuses on the use of a systematic, price-based statistical process to identify and profit from price trends in the global commodity, currency, equity, and fixed income markets. The advisor will implement targeted exposures principally through the use of futures, forwards, and swap agreements (“derivative instruments”). Investments in derivative instruments have the economic effect of creating financial leverage in the fund’s portfolio because such investments may give rise to losses that exceed the amount invested in those instruments. Financial leverage will magnify, sometimes significantly, the fund’s exposure to any increase or decrease in the prices associated with a particular reference asset resulting in increased volatility in the value of the portfolio. The fund’s investments are expected to be economically tied to multiple countries at any given time, some of which may be emerging market countries. The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Guggenheim VT Long Short Equity Fund (available on contracts purchased before April 24, 2015)
The fund seeks long-term capital appreciation. The fund will invest, under normal circumstances, at least 80% of its assets (net assets plus the amount of borrowings for investment purposes) in long and short equity or equity-like securities, including individual securities and derivatives giving exposure to different industries or styles to which the fund is seeking exposure. The fund seeks to respond to the dynamically changing economy by moving its investments among different industries and styles (i.e., non-industry factors including, but not limited to, valuations, growth prospects and capitalization). The advisor allocates investments to industries and styles according to several measures of momentum. Companies associated with industries and/or styles demonstrating positive momentum are favored while those experiencing negative momentum are disfavored. The fund may hold both long and short positions. The fund invests in equity securities, including small-, mid-, and large-capitalization securities, but also may invest in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.

Guggenheim VT Multi-Hedge Strategies Fund (available on contracts purchased before May 1, 2012)
The fund seeks long-term capital appreciation with less risk than traditional equity funds. The fund pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds. The fund may be long or short in a broad mix of financial assets including small, mid, and large capitalization U.S. and foreign common stocks, currencies, commodities, futures, options, swap agreements, high yield securities, securities of other investment companies, American Depositary Receipts, exchange-traded funds and corporate and sovereign debt. Investments in derivative instruments have the economic effect of creating financial leverage in the fund’s portfolio

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because such investments may give rise to losses that exceed the amount invested in those instruments. Financial leverage will magnify, sometimes significantly, the fund’s exposure to any increase or decrease in the prices associated with a particular reference asset resulting in increased volatility in the value of the portfolio. The fund may invest up to 25% of its total assets in a wholly owned and controlled Cayman Islands subsidiary. Unlike the fund, however, the subsidiary may invest to a greater extent in commodity-linked derivative instruments.

Invesco (AIM) Variable Insurance Funds
Each fund is a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds). Invesco Advisers, Inc. is the investment adviser for each of the funds and is located at 1555 Peachtree Street, NE, Atlanta, Georgia 30309.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Invesco fund’s prospectus carefully before investing.

Invesco V.I. American Franchise Fund
The fund seeks capital growth, by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers. The fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the fund invests is common stock. The fund invests primarily in securities that are considered by the fund’s portfolio managers to have potential for earning or revenue growth. The fund may invest up to 20% of its net assets in securities of foreign issuers.

Invesco V.I. American Value Fund
The fund seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities. The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. Under normal market conditions, the fund invests at least 65% of its net assets in equity securities of small- to mid-capitalization companies, but may also invest in larger companies. The principal type of equity security in which the fund invests is common stock. The fund may invest up to 20% of its net assets in securities of foreign issuers and depositary receipts and up to 20% of its net assets in real estate investment trusts. The fund can invest in derivative instruments, including forward foreign currency contracts, futures contracts and options.

Invesco V.I. Comstock Fund
The fund seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. The fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities. The fund may invest in securities of issuers of any market capitalization; however, a substantial number of issuers in which the fund invests are large-capitalization issuers. The fund may invest up to 10% of its net assets in real estate investment trusts and up to 25% of its net assets in securities of foreign issuers, which may include securities of issuers located in emerging markets countries, and depositary receipts. The fund can invest in derivative instruments, including forward foreign currency contracts and futures contracts.

Invesco V.I. International Growth Fund
The fund seeks long-term growth of capital, by investing primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the fund invests are common and preferred stock. Under normal circumstances, the fund will provide exposure to investments that are economically tied to at least three different countries outside the U.S. The fund may also invest up to 1.25 times the amount of the exposure to emerging markets countries, i.e., those in the early stages of their industrial cycles, in the MSCI All Country World ex-U.S. Growth Index. The fund invests primarily in the securities of large-capitalization issuers; however, the fund may invest a significant amount of its net assets in the securities of mid-capitalization issuers. The fund can invest in derivative instruments including forward foreign currency contracts and futures contracts.

Invesco V.I. Mid Cap Growth
The fund seeks capital growth, by investing, under normal circumstances, at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of mid-capitalization companies. The principal type of

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equity security in which the fund invests is common stock. The fund may invest up to 25% of its net assets in securities of foreign issuers.

Morgan Stanley Variable Insurance Fund, Inc.
Each fund is a series of the Morgan Stanley Variable Insurance Fund, Inc. Morgan Stanley Investment Management Inc. is the investment advisor for each of the Morgan Stanley funds and is located at 522 Fifth Avenue, New York, NY 10036.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Morgan Stanley fund’s prospectus carefully before investing.

Morgan Stanley VIF Emerging Markets Debt Fund
The fund seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries. Under normal circumstances, at least 80% of the fund’s assets will be invested in debt securities of issuers located in emerging market or developing countries. The fund’s securities will be denominated primarily in U.S. Dollars, but may, to a lesser extent, be denominated in currencies other than U.S. Dollars. The fund may invest in fixed income securities rated below investment grade or are not rated, but are of equivalent quality. These fixed income securities are often referred to as high yield securities or junk bonds.

Morgan Stanley VIF Emerging Markets Equity Fund
The fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries. The global strategists of the fund’s advisor, and its sub-adviser, Morgan Stanley Investment Management Company, analyze the global economic environment, particularly its impact on emerging markets, and allocate the fund’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment. Under normal circumstances, at least 80% of the fund’s assets will be invested in equity securities of issuers located in emerging market or developing countries.

Morgan Stanley VIF U.S. Real Estate Fund
The fund seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts. Under normal circumstances, at least 80% of the fund’s assets will be invested in equity securities of companies in the U.S. real estate industry. The fund focuses on real estate investment trusts as well as real estate operating companies that invest in a variety of property types and regions.

Northern Lights Variable Trust
The TOPS ® Managed Risk Moderate Growth ETF Portfolio is a series of the Northern Lights Variable Trust. ValMark Advisers, Inc., 130 Springside Drive, Akron, OH 44333, is the investment advisor and Milliman Financial Risk Management LLC, 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606, is sub-advisor for the Portfolio.

Following is a brief description of the Portfolio. There is no guarantee that a fund will achieve its objectives. You should read the Portfolio's prospectus carefully before investing.

TOPS® Managed Risk Moderate Growth ETF Portfolio
The Portfolio seeks capital appreciation with less volatility than the equity markets as a whole. The Portfolio employs a fund-of-funds structure that normally invests at least 80% of its assets in exchange-traded funds (ETFs) and employs exchange-traded futures contracts to hedge market risk and reduce return volatility. The advisor seeks to achieve the investment objectives by allocating assets and selecting individual ETFs using the advisor’s TOPS® (The Optimized Portfolio System) methodology. This methodology utilizes multiple asset classes in an effort to enhance performance and/or reduce risk (as measured by return volatility). The Portfolio allocates approximately 35% of assets to fixed income ETFs and 65% of its assets to a combination of equity ETFs, real estate investment trust ETFs, and natural resource ETFs.

PIMCO Variable Insurance Trust
Each Portfolio is a series of the PIMCO Variable Insurance Trust. Pacific Investment Management Company LLC is the investment advisor to each Portfolio and is located at 650 Newport Center Drive, Newport Beach, California 92660.

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Following is a brief description of each Portfolio. There is no guarantee that a Portfolio will achieve its objective. You should read each PIMCO fund’s prospectus carefully before investing.

PIMCO All Asset Portfolio
The Portfolio seeks maximum real return, consistent with preservation of capital and prudent investment management. The Portfolio is a fund-of-funds, normally investing substantially all of its assets in the Institutional Class or Class M shares of any funds of the PIMCO funds and PIMCO Equity Series, affiliated open-end investment companies, except other funds-of-funds and shares of any actively managed funds of the PIMCO ETF Trust. The Portfolio does not invest directly in stocks or bonds of other issuers. Research Affiliates, LLC, the Portfolio’s asset allocation sub-advisor, determines how the Portfolio allocates and reallocates its assets among the underlying PIMCO funds. The Portfolio seeks concurrent exposure to a broad spectrum of asset classes.

PIMCO CommodityRealReturn® Strategy Portfolio
The Portfolio seeks maximum real return, consistent with prudent investment management. “Real Return” equals total return less the estimated cost of inflation. The Portfolio normally invests in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income instruments. The Portfolio invests in commodity index-linked notes, swap agreements, commodity options, future and options on futures that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.

PIMCO Foreign Bond Fund (US Dollar Hedged)
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 80% of its assets in fixed income instruments economically tied to at least three foreign countries, and may invest without limitation in securities and instruments tied to emerging market countries. The Portfolio may invest, without limitation, in derivative instruments, such as options, futures contracts or swap agreement, or in mortgage- or asset-backed securities. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds") and up to 10% of its total assets in preferred stocks.

PIMCO Long-Term U.S. Government Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 80% of its assets in a diversified portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises, which may be represented by forwards or derivatives such as options, future contracts, or swap agreements. The Portfolio may invest up to 10% of its total assets in preferred stocks.

PIMCO Low Duration Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. The Portfolio may invest up to 10% of its total assets in high yield securities ("junk bonds"), up to 30% of its total assets in securities denominated in foreign currencies and 10% of its total assets in preferred stocks.

PIMCO Real Return Portfolio
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. “Real Return” equals total return less the estimated cost of inflation. The Portfolio invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities (“junk bonds”). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, up to 10% of its total assets in securities and instruments economically tied to emerging market countries, and up to 10% of its total assets in preferred stocks.

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PIMCO Total Return Portfolio
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements. The Portfolio invests primarily in investment grade securities, but may invest up to 20% of its total assets in high yield securities (“junk bonds”). The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, up to 15% of its total assets in securities and instruments economically tied to emerging market countries, and up to 10% of its total assets in preferred stocks, convertible securities and other equity-related securities.

Touchstone® Variable Series Trust
Each fund is a series of the Touchstone Variable Series Trust. Touchstone Advisors, Inc., which is affiliated with us, advises each of the funds, along with a sub-advisor that is listed under each fund description below. The advisor is located at 400 Broadway, Cincinnati, Ohio 45202.

Following is a brief description of each fund. There is no guarantee that a fund will achieve its objective. You should read each Touchstone VST fund’s prospectus carefully before investing.

Touchstone VST Active Bond Fund
The fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. The fund normally invests at least 80% of its assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities. The fund primarily invests in investment-grade debt securities, but may invest up to 30% of its assets in non-investment-grade debt securities, often referred to as junk bonds and considered speculative. The fund may invest up to 20% of its total assets in foreign-issued debt denominated in either the U.S. dollar or a foreign currency. Foreign-issued debt may include debt securities of emerging market countries. The fund may invest in dollar-roll transactions and reverse repurchase agreement, and in derivatives including forwards and futures contracts, interest rate and credit default swap agreements, and options. The fund may engage in frequent and active trading. Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 400 Broadway, Cincinnati, OH 45202.

Touchstone VST Focused Fund
The Touchstone VST Focused Fund seeks capital appreciation. The fund invests, under normal market conditions, at least 80% of its assets in equity securities. The fund may invest in companies of any market capitalization in seeking to achieve its investment goal.  The sub-advisor seeks to invest in companies that are trading below its estimate of the companies’ intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, higher customer loyalty, or a government barrier (e.g., license or subsidy).  The fund will generally hold 25 to 40 companies with residual cash and equivalents expected to represent less than 10% of the fund’s net assets.  The fund may invest up to 35% of its assets in securities of foreign issuers. The fund may also invest in securities of emerging market countries. Emerging market countries are generally countries not included in the MSCI World Index. The fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company. The fund may also engage in frequent and active trading. Fort Washington Investment Advisors, Inc., 400 Broadway, Cincinnati, OH 45202, an affiliate of Integrity Life Insurance Company, is the sub-advisor for the fund.

Touchstone VST Large Cap Core Equity Fund
The fund seeks long-term capital growth. The fund invests at least 80% of its total assets in common stocks of large-capitalization U.S. listed companies. The sub-advisor seeks to purchase financially large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values. The fund’s portfolio will generally consist of 30-40 securities and may focus on certain sectors. London Company of Virginia, LLC d/b/a The London Company, 1800 Bayberry Court, Suite 301, Richmond VA23226, is the sub-advisor for the fund.

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Touchstone VST ETF Funds
The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest their respective assets in various exchange-traded funds (ETFs). Each ETF Fund is a fund-of-funds and bears a proportionate share of the expenses charged by the underlying ETFs in which it invests. You can invest directly in ETFs and do not have to invest through a variable annuity or mutual fund.

Each ETF Fund allocates its assets among a group of underlying ETFs in different percentages. Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages. Because of market gains or losses by the underlying ETFs, the percentage of any of the ETF Fund's assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model. Wilshire Associates Incorporated, 1299 Ocean Ave, #700, Santa Monica, CA 90401, is the sub-advisor for the ETF Funds.

Touchstone VST Aggressive ETF Fund
The fund seeks capital appreciation. The fund invests primarily in a group of funds designed for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk and to optimize potential returns. Under normal market conditions, the sub-advisor typically invests about 20% of the fund's assets in bonds and 80% in stocks.

Touchstone VST Conservative ETF Fund
The fund seeks primarily income and secondarily capital appreciation. The fund invests primarily in a group of funds designed predominantly for income and secondarily for capital appreciation using a system that prescribes allocations among asset classes intended to minimize expected risk and to optimize potential returns. Under normal market conditions, the sub-advisor typically invests about 60% of the fund's assets in bonds and 40% in stocks.

Touchstone VST Moderate ETF Fund
The fund seeks primarily capital appreciation and secondarily income. The fund invests primarily in a group of funds designed predominantly for capital appreciation and secondarily for income using a system that prescribes allocations among asset classes intended to minimize expected risk and to optimize potential returns. Under normal market conditions, the sub-advisor typically invests about 40% of the fund's assets in bonds and 60% in stocks.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge. Asset allocation is the process of investing in different asset classes – such as equity funds, fixed income funds, and alternative funds – depending on your personal investment goals, tolerance for risk, and investment time horizon. By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions. We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are "static."  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so. You will not be notified if the models are terminated or changed. You will not be provided with information regarding any terminations or changes to the asset allocation models. If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you. You may choose to invest in an asset allocation model or change your Investment Options and asset allocation at any time.

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Asset allocation does not ensure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall. An asset allocation model may not perform as intended. Any asset allocation models offered are based on then available Variable Account Options. We may discontinue, add, eliminate or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through either the General Account, which supports the Systematic Transfer Options (STOs), or a non-unitized separate account, which supports the Guaranteed Rate Options (GROs), for this annuity contract. Our General Account (the account that contains all of our assets other than those held in separate accounts) also supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider (a supplement to your contract or additional feature that provides an optional benefit at an additional cost) that are in excess of Account Value. The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act. Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options
We currently offer Guaranteed Rate Options (GROs) with Guarantee Periods of five, seven and ten years. Each GRO matures at the end of the Guarantee Period you have selected. We can change the Guarantee Periods available for renewal at any time. Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate). When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select. We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

The value of a contribution or transfer to your GRO is called the GRO Value. Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate, less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period. This enhanced rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period. We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes. For example, when you receive a statement from us, all of your five-year GROs will be shown as one GRO while all of your seven-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates. However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account. The value of your GROs is supported by the reserves in our non-unitized separate account.

Renewals of GROs
We will notify you in writing before the end of your GRO Guarantee Period. You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs. We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Administrative Office, even if the previous Guarantee Period has not ended. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

If we do not receive instructions in Good Order (complete information we require to process your application, claim or any request) at our Administrative Office (400 Broadway, Cincinnati, Ohio 45202) before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as

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your old one, if available, at the then-current Guaranteed Interest Rate. If the same Guarantee Period is not available:

•
For contracts issued in New York or New Hampshire, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to the Fidelity VIP Government Money Market Portfolio.

If your Account Value is transferred to the Money Market Portfolio, it will be subject to risk of loss, including loss of principal. If you choose to allow any Account Value in a maturing GRO to go into the Fidelity VIP Government Money Market Portfolio, you should read the fund’s prospectus and understand the risks before investing. The Fidelity VIP Government Money Market Portfolio charges management fees and other expenses that are deducted from the fund. Also, the Mortality and Expense Risk charge for your variable annuity will be deducted from the Account Value invested in the Fidelity VIP Government Money Market Portfolio, as with all of the Variable Account Options.

•
For contracts issued in Vermont, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration. If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration. For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments
A Market Value Adjustment (MVA) is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO, or elect an Annuity Benefit, before the end of the Guarantee Period. An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant). No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time. The Free Withdrawal Amount is the amount you may withdraw in any Contract Year without paying a withdrawal charge. No MVA applies to partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period. The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year (a year that starts on your Contract Date or any Contract Anniversary) that exceed any remaining Free Withdrawal Amount. The GRO Value after the MVA is applied, the Adjusted Account Value may be higher or lower than the GRO Value before the MVA is applied.

The MVA we apply to your GRO Value is based on the changes in our Guaranteed Interest Rates. Generally, if our Guaranteed Interest Rates have increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value. On the other hand, if our Guaranteed Interest Rates have decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 - 1], where

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO. Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

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If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero. If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO. If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments. Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

See Appendix C for illustrations of the MVA.

Systematic Transfer Options (STO)
We offer Systematic Transfer Options (STOs) that provide a fixed interest rate guaranteed for the STO period selected and paid on your contributions while they are in the STO. Available STO periods are six months and one year. All STO contributions will be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select. We do not allow transfers from a STO to a GRO. We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO. We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STOs are available for new contributions only. You cannot transfer from other Investment Options into the STOs. We do not accept Systematic Contributions into the STOs. See “Systematic Transfer Program” in Part 9 for more details.

Part 4 – Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.55% of your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses. A portion of the 1.55% pays us for assuming the mortality risk and the expense risk under the contract. The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits than anticipated. The expense risk is our risk that the expenses of administering the contract will exceed the annual administrative charge discussed in the next section.

Expenses of administering the contracts include, without limitation, processing applications; issuing contracts; processing customer orders and other requests; making investments to support fixed accounts, death benefits, and living benefits; providing regular reports to customers; providing reports and updates to regulators; maintaining records for each contract owner; administering income payments; furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values); reconciling and depositing cash receipts; drafting and filing forms; and research and development. The administration expense may also reimburse us for the costs of distribution of this variable annuity.

We expect to make a profit from this fee. The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $30, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day. This charge is taken pro rata from your Account Value in each Investment Option. The part of the charge deducted from the Variable Account Options reduces the number of Units you own. The part of the charge deducted from the Fixed Accounts is withdrawn in dollars. The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit

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or upon the calculation of a Death Benefit or Distribution on Death of owner. Confirmation of this regular fee transaction will appear on your quarterly statement.

The annual administrative charge helps offset the expenses of administering the contracts discussed in the section just above this one, titled “Mortality and Expense Risk Charge.”

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings. We may do this based on the size and type of the group or the amount of the contributions. We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio's net asset value. The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios. Please refer to Appendix F and the individual Portfolio prospectuses for complete details on Portfolio expenses and related items.

We receive payments from the Portfolios or their investment advisors or distributors discussed in Part I, section titled “Fees and Expense Tables and Summary.” These fees may affect the total Portfolio expenses and may increase the expenses of the Portfolios.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%. The amount of the withdrawal charge is a percentage of each contribution withdrawn and not of the Account Value. The charge varies, depending upon the "age" of the contributions included in the withdrawal—that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	1%
thereafter	0

When you take a withdrawal, the oldest contribution is treated as the first withdrawn, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all your contributions, and any applicable charges on those contributions, is withdrawn. Please note, however, that for tax purposes, withdrawals are generally considered gain first. See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options or you have taken previous withdrawals, including the Free Withdrawal Amount, the withdrawal charge may be greater than the amount available for withdrawal. In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions. Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

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Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge. More details on the Free Withdrawal Amount are in Part 5, in the section titled "Withdrawals."

We will not deduct a withdrawal charge from:

•	the Death Benefit paid on the death of the Annuitant; or

•
a withdrawal used to buy an immediate Annuity Benefit from us after the first Contract Anniversary, which occurs once annually on the same day as the Contract Date, with either (i) a life contingency, or (ii) a period certain that provides for fixed payments over at least five years. (Some periods certain may not be available, in which case you will have to select a longer period from the available periods.)

While a contribution is subject to a withdrawal charge, we do not allow you to transfer that contribution to another annuity or other investment using Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity. For more information, see Part 8, section titled “Exchanges and Transfers.”

For more information and examples of the application of a withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings. We may do this based on the size and type of the group, the amount of the contribution, or the group’s relationship with us. Examples of these relationships would include being an employee of National Integrity Life or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored. We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date. We may also waive the MVA on any amounts withdrawn from the GROs. You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration. Work is “substantial” if it involves doing significant physical or mental activities or a combination of both. For work activity to be substantial, it does not need to be performed on a full-time basis. Work activity performed on a part-time basis may also be substantial gainful activity. “Gainful” work activity is work performed for pay or profit, work of a nature generally performed for pay or profit or work intended for profit, whether or not a profit is realized.

We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits. We reserve the right to obtain an examination by a licensed physician of our choice and our expense. Written request for any withdrawal must be made while you are still disabled. Once the disability waiver election has been made, no additional contributions will be accepted under your Contract. The waiver of the withdrawal charge and MVA apply to the owner, not to the Annuitant. If there are joint owners and either meets the requirements, the waiver will be applied.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 7.50% of contributions and up to 1.00% trail commission paid on Account Value starting as early as the second Contract Year. Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided. These services may include special access to sales staff, and advantageous placement of our products. We do not make an independent assessment of the cost of providing such services.

National Integrity Life has agreements with some broker-dealer firms under which we pay varying amounts, but no more than 0.25% of Account Value, for enhanced access to their registered representatives. The broker-dealer

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firms are Commerce Brokerage Services, Inc., CUSO Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, MSI Financial Services, Inc., and US Bancorp Investments, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract. This could create a conflict of interest between the broker-dealer or the registered representative and the customer. These payments could provide incentive to a broker-dealer or registered representative to recommend a Contract that is not in your best interest. You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost. The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year. We charge $20 for each additional transfer during that Contract Year. Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

In the future, we may charge for taxes or set aside reserves for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law. If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit. State premium taxes currently range from 0% to 3.5%.

Part 5 – Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law, generally 18 years old. You must be no older than 85 at the time of application.

Contributions

Minimum initial contribution	$1,000
Minimum additional contribution	$100
Maximum total contributions	$1,000,000 if the Annuitant is age 75 or younger $500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select a GLIA or GLIA Plus Rider. See Part 6. If your contract is a Qualified Annuity, we will measure your additional contributions against any maximum limits for annual contributions set by federal law. If your contract is a Qualified Annuity, and you transfer or roll over money in the calendar year on or

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after you reach age 70½, you must take your required minimum distributions for the current calendar year before you purchase this contract. See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions. We may issue the contract for less than the minimum initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the minimum initial contribution amount. We may also issue the contract for up to 10% less than the minimum initial contribution indicated above.

Initial Contributions
We will invest your contributions in the Investment Options you select on your application. We will use your initial contribution allocated to the Variable Account Options to purchase Units (the measure of your ownership interest in a Variable Account Option) at the Unit Value determined no later than two Business Days (a Business day is any day that the New York Stock Exchange is open) after we receive the contribution and your complete application in Good Order at our Administrative Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed. You cannot purchase this contract using death benefits from another annuity that are rolled over, transferred or exchanged under §1035 of the Tax Code.

Additional Contributions
We will credit each additional contribution on the Business Day we receive it in Good Order at our Administrative Office. We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

We will invest each additional contribution according to the allocation we have on record as your “future allocation.” You can change your future allocation for additional contributions at any time by writing to the Administrative Office. The request must include your contract number, the new allocation and your signature. When we receive it at our Administrative Office, the change will be effective for any contribution that accompanies it and for all future contributions. We can also accept allocation changes by telephone. See "Transfers" in Part 5. Different rules apply to the GLIA and GLIA Plus Investment Strategies. See Part 6.

We will accept additional contributions at any time up to ten years before your Maximum Retirement Date. We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Allocations on Record
Changing your future allocation does not change the current allocation of your Account Value or the allocation used for rebalancing, if any. You must provide specific instructions if you wish to change your current allocation or rebalancing allocation. You should review your allocations periodically to ensure they still meet your investment goals and needs.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units. On any given day, the value you have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value. The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option. Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option. We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge, to pay for certain optional benefits and to purchase an Annuity Benefit. The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option's Unit Value, calculated as of the next close of business of the New York Stock Exchange.

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If we make a mistake in executing any purchase or redemption, we will reprocess any trades made in error and ensure that you receive the correct Unit Values. We will put you in the same position you otherwise would have been in. Depending on the change in Unit Values between the error and correction, we may experience a gain or loss as a result of the reprocessing.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio's expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day. The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day. We determine a net investment factor for each Variable Account Option as follows:

•
First, we take the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business that day. For this purpose, we use the share value reported to us by the Portfolios.

•	Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•	Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•	Then we divide this amount by the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•
Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday). The daily charge is an amount equal to an annual effective rate of 1.55%.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

•	The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option.

•	Transfers into a GRO will establish a new GRO for the Guarantee Period you choose at the then-current Guaranteed Interest Rate.

•	Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value called an MVA. See Part 3.

•	Transfers within or among the GLIA or GLIA Plus Investment Strategies are restricted. See Part 6.

If you reallocate some or all of your Account Value invested in the Variable Account Options and the GROs at one time, it will count as one transfer.

You have 12 free transfers during a Contract Year. After this limit is reached, we charge $20 for each additional transfer during that Contract Year. See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary. Mail sent to any other address may not be in Good Order. Each request for a transfer must be signed by you and specify:

•	the contract number,

•	the amounts to be transferred, and

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•	the Investment Options to and from which amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.

You may also request transfers through our telephone transfer service using your personal identifiers. We will honor telephone transfer instructions from any person who provides correct identifying information. We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures. Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf. You may request telephone transfers from 9:00 a.m. to 5:00 p.m. Eastern Time on any day we are open for business.

If we receive your transfer request in Good Order at our Administrative Office before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on that same day. Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or anytime on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day. We will confirm all transfers in writing.

A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file. You must provide specific instructions if you wish to change these allocations.

Different rules apply to the GLIA and GLIA Plus Investment Strategies. See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made. Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested. Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract. These abusive or disruptive transfers can have an adverse effect on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity. However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect. As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.	Prohibited Transfers. Under normal market conditions, we will refuse to honor the following transfer requests:

•
a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

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•	a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.	Allowable Transfers Accompanying a Prohibited Transfer. We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.	Notification. We will notify you if your requested transfer is not made.

4.
Suspension or Revocation of Same-Day Transfer Privileges. If you, as owner (or agents acting on your behalf) engage in market timing or excessive trading, as determined by a Portfolio’s investment advisor in its sole discretion, you may have your same-day transfer privileges suspended or revoked in accordance with the Portfolio’s policies set forth in its prospectus.

•
If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service. Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.

•
In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service. The cancellation request will be processed as of the day it is received.

5.	20 Investment Option Transfers Permitted. You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

•
All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery. Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended. If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service. We will process the cancellation request as of the day we receive it.

•	The number of allowable Investment Option transfers is not cumulative and may not be carried over from year to year.

•
Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation. If we or a Portfolio’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity. This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing. If it is determined by us or by a Portfolio’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked. We may reverse transactions made in violation of our market timing or frequent trading policies. We will take into consideration any information, data and directives provided to us by the Portfolios' investment advisors regarding improper trading.

We have entered into agreements with each Portfolio company as required by Rule 22c-2 of the 1940 Act. The agreements require us to engage in certain monitoring and reporting of trading activity and bind us to implement instructions from the Portfolio if its frequent trading policies are violated or if the Portfolio determines, in its sole discretion, that disruptive trading has occurred. If we are notified by a Portfolio's investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly. We will rescind a trade or impose the

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Portfolio's investment advisor's restriction even if the transactions otherwise conform to our policies. We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish. Each non-systematic withdrawal must be at least $300. Unless you request a withdrawal from a specific Investment Option, we will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value. For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your four Investment Options. For purposes of this pro rata calculation, the total Account Value in all GROs of the same duration or all STOs of the same duration will be treated as one Investment Option. The portion of the money coming from more than one GRO or STO of the same duration will be withdrawn first from the oldest GRO or STO. For information on systematic withdrawals, see Part 9.

We process withdrawals when we receive your request in Good Order at our Administrative Office. When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•	the withdrawal amount requested,

•	plus or minus any MVA that applies (see Part 3, section titled "Market Value Adjustments"),

•	plus any withdrawal charge that applies (see Part 4, section titled "Withdrawal Charge").

The net amount you receive will be the amount you requested, less any applicable tax withholding. Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty. If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals. See Part 8.

Withdrawals are attributed to your Account Value in the following order: (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution. Your investment comes out first, beginning with the oldest contribution, then next oldest and so on. Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn. Please note, however, that for tax purposes, withdrawals are considered to be gain first. See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis. See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals if you have the GLIA or GLIA Plus Rider. See Part 6.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Free Withdrawal Amount
You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.
The Free Withdrawal Amount is the greater of:

•	10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or

•
10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year. (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

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The Free Withdrawal Amount does not apply to a full surrender. Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract. If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only. You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets. For more information, see Part 8, section titled “Exchanges and Transfers.”

Assignments

You may assign your rights by providing us written notice of assignment in Good Order signed by you. Unless otherwise specified by you in the notice, the assignment will be effective on the date you sign the notice. We are not liable for payments made or actions taken by us before we receive and record the notice at our Administrative Office. We may restrict the assignment where restrictions are for purposes of satisfying applicable laws or regulations. Assignment may be a taxable event. We are not responsible for the validity under state or other laws or for any tax consequences of the assignment. Assignment is generally not allowed if you have elected a GLIA or GLIA Plus Rider.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant's death, rather than upon the owner's death. (See section titled “Distribution on Death of Owner” for discussion of amount paid on death of owner who is not the Annuitant.) You name the Annuitant's beneficiary (or beneficiaries). We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•
the Annuitant dies before the Retirement Date, which is any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit (after the Retirement Date, the Death Benefit no longer exists); and

•	there is no contingent Annuitant.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract. The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

The Annuitant's beneficiary may elect to take the Death Benefit in one of the following forms:

1.	lump sum – if the beneficiary elects this option, we will pay the Death Benefit to the Annuitant’s beneficiary.

2.
deferral for up to five years – if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available for a period of up to five years. At the end of five years, the entire amount must be paid to the beneficiary.

3.
irrevocable income payout option – if the beneficiary elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.) This option is only available if elected within 60 days. Distributions must begin within one year from the date of death.

If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the

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contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

You may elect to have the Death Benefit paid to the Annuitant's beneficiary as an Annuity Benefit, in which case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.

You may change the Annuitant's beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can have at one time.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention. See Appendix D for assistance in structuring your contract.

Death Benefit
For contracts where the Annuitant's age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

•
highest Account Value on any Contract Anniversary before the Annuitant's 81st birthday, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges) taken after that Contract Anniversary;

•	total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or

•
the Account Value on the Death Benefit Date (the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.)

The amount of the Death Benefit is determined on the Death Benefit Date and if the Death Benefit is greater than the Account Value, we will invest the difference in the contract on the Death Benefit Date.

Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied
If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit. This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal. For example:

•	if your Death Benefit is $100,000, and your current Account Value is $80,000,

•	and you take a withdrawal of $10,000 (including any associated charges),

•	we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000);

•	therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount. All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

This example is for illustrative purposes only and does not predict results.

Distribution on Death of Owner

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner's beneficiary. If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section. If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner's beneficiary will be required. It is not a good idea to own this annuity contract jointly, even with your spouse. The joint owner is not the owner’s beneficiary. See Appendix D.

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You name the owner's beneficiary (or beneficiaries). We will pay the owner's surviving beneficiary the Distribution on Death. If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner's beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner's beneficiary in one of the following forms:

1.	lump sum – if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

2.
deferral for up to five years – if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Variable Investment Options currently available for a period of up to five years. At the end of five years, the entire Surrender Value as of that date must be paid to the beneficiary.

3.
irrevocable income payout option – if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity with a life contingency or as substantially equal payments over his or her life expectancy. If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.) This option is only available if elected within 60 days. Distributions must begin within one year from the date of the owner’s death. Withdrawal charges continue to apply to the withdrawals taken under this option.

If the beneficiary selects option two or three above, for money invested in the Fixed Accounts, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract. If the beneficiary fails to make an election within a reasonable time, we may automatically process the claim as if option two were elected.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner's) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner. See the section below on Spousal Continuation and Appendix D.

You may change the owner's beneficiary by sending the appropriate form in Good Order to the Administrative Office. We may limit the number of beneficiaries you can name. If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s sole beneficiary and the owner’s sole beneficiary.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit, rather than the Surrender Value, is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Standard Spousal Continuation
If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as the owner's sole beneficiary. This is standard spousal continuation. See Appendix D for more information about parties to the contract and spousal continuation.

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Enhanced Spousal Continuation
This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation). The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:

•	you are the sole owner and Annuitant;

•	no contingent Annuitant is named;

•	no joint owner is named;

•	your surviving spouse is the owner’s sole beneficiary; and

•	your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution. Depending on which is the higher value (see subsection titled “Death Benefit” in section titled “Death Benefit Paid on Death of Annuitant”), the Death Benefit may be equal to the Account Value or higher than the Account Value on the Death Benefit Date. If the Death Benefit is higher than the Account Value, we will pay the difference and this added value will be invested in the Investment Options you have selected on a pro rata basis as of the Death Benefit Date. For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value. The continued contract’s Account Value will never be less than the Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:

•	withdrawal charges no longer apply; and

•	we will no longer accept additional contributions.

When the surviving spouse dies, a new Death Benefit, measured from the date of the continued contract, will be paid to the beneficiary named by the surviving spouse.

Under either type of spousal continuation:

•	if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken;

•	certain Investment Options or administrative programs may not be available on the continued contract; and

•	we may make changes to continued contracts that are permitted by law.

See Appendix D for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Available to Married Same-Sex Spouses
A same-sex surviving spouse is recognized as your spouse under the Tax Code and will qualify for the federal tax advantages of spousal continuation.

The survivor of a civil union or domestic partnership is not recognized as your spouse under the Tax Code and the federal tax advantages of spousal continuation are not available. The survivor of a civil union or domestic partnership may elect to continue the contract under its terms if the celebration occurred in a state that legally recognizes the relationship. The continuation of the contract by such surviving civil union or domestic partner, however, is treated as an ordinary transfer of ownership and will be a taxable event.

Death Claims

A death claim must be filed to receive either the Death Benefit on the death of the Annuitant or a distribution of the Surrender Value on the death of owner. A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant. For us to pay the death claim, the beneficiary must promptly submit an original certified death certificate and Company death claim paperwork in Good Order, including his or her election.

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During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations. Fees and expenses will continue to apply. All automated transactions will stop when we receive notice of death.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election. Each remaining beneficiary’s share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations. Any part of a death claim amount invested in Fixed Accounts will be combined and invested in our funds on deposit account earning an interest rate set at our discretion.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the last Annuitant's 100th birthday. The last Annuitant’s 100th birthday is referred to as the Maximum Retirement Date. You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit. The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro rata annual administrative charge, and applicable state premium tax. However, the Surrender Value will be the amount applied if the Annuity Benefit you select does not have a life contingency and either (i) a fixed period of less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value. When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments. The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually. You cannot change or redeem the annuity once payments have begun. For any annuity, the minimum periodic payment must be at least $100.

We currently offer the following types of annuity payout options, funded through our General Account; however, we may eliminate or change these nonguaranteed options at any time:

•
life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed. If the Annuitant dies before the end of the 10-year period, the Annuitant's beneficiary will receive the remaining periodic payments.

•
period certain annuity, which provides for fixed payments for a fixed period. The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select. If the Annuitant dies before the end of the period selected, the Annuitant's beneficiary will receive the remaining periodic payments.

•
life and period certain (other than 10 years) annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity. The fixed periods available may vary from time to time. If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the fixed period selected ends, the remaining periodic payments in the fixed period will go to the Annuitant’s beneficiary.

•
life only annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity. Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date. You can tell us at that time the type of Annuity Benefit you want. If we do not receive your election on or before your Maximum Retirement Date, you will automatically receive a life and 10-year certain Annuity Benefit option.

You may not apply a portion of your Account Value to an Annuity Benefit.

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Annuity Benefit Payments

The amount of your Annuity Benefit payments is based on the option you choose, the annuity rates applied and, in the case of a life contingent annuity option, on the Annuitant's age and gender (or the ages and genders of both annuitants, in the case of a joint annuity). Gender may not be a factor under some tax-favored retirement programs and under certain state laws where gender-neutral rates apply.

If the age or gender of an Annuitant has been misstated, you will receive benefits that would have been purchased at the correct age and gender. Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state. If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due. We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form in Good Order at our Administrative Office. However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)	the New York Stock Exchange has been closed or trading on it is restricted;

(2)
an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)	the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus. We cannot honor your requests unless they are in Good Order. Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Abandoned or Unclaimed Property

Every state has laws that generally provide for payment to the state of unclaimed property, including proceeds of annuity contracts, under various circumstances.  This is called escheatment.  In addition to the state unclaimed property laws, we may be required to escheat property pursuant to regulatory demand, finding, agreement or settlement. To help prevent escheatment, it is important that you keep your contact information on file with us up to date, including the names, addresses, phone numbers, social security numbers and dates of birth for owners, annuitants, beneficiaries and other payees.  Such updates must be communicated in Good Order to our Administrative Office.

Part 6 – Optional Benefits

You may purchase one of the Riders offered with this contract, which provides optional benefits for an additional cost. The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits. Charges for the optional benefit Riders are in addition to the standard contract charges. Be sure you understand the charges. Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances. Also, consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

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Guaranteed Lifetime Income Advantage Rider (GLIA)

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Rider or the Spousal GLIA Rider. The GLIA Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the Age 60 Contract Anniversary for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate. The Spousal GLIA Rider is not available in New Hampshire.

Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage. Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on the Annuitant’s age at that time. For the Spousal GLIA, the Withdrawal Percentage is determined by the age of the younger of you and your spouse at the time of your first withdrawal on or after the Age 60 Contract Anniversary.

Age of (Younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base
Your Payment Base will always be the larger of your Bonus Base and your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)	the Account Value on the date you purchase the GLIA Rider; plus

2)	additional contributions; less

3)	Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)	the Bonus Base immediately before the Bonus is applied; plus

2)	the Bonus amount (see "Bonus" section below); plus

3)	additional contributions received after the date of the Bonus; less

4)	Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)	the Account Value on the date you purchase the GLIA Rider; plus

2)	additional contributions; less

3)	Adjusted Nonguaranteed Withdrawals.

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On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than the Step-Up Base, we will increase or "step up" the Step-Up Base to equal the Account Value. The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)	the Step-Up Base immediately before the Step-Up is applied; plus

2)	the Step-Up amount; plus

3)	additional contributions received after the date of the Step-Up; less

4)	Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals, including any withdrawal charge, are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charges, is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal including any withdrawal charge, multiplied by the greater of:

•	1.0; and

•	The ratio of Payment Base to Account Value (Payment Base divided by Account Value).

For the purpose of this calculation, we use the Payment Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charge applies:

•	Your Account Value is $75,000 and your Payment Base is $100,000

•	You take a Nonguaranteed Withdrawal in the amount of $5,000

•	Your Account Value will be reduced by $5,000

•	Since $100,000/$75,000 is greater than 1.0, however, your Payment Base will be reduced by $6,667 ($100,000/$75,000 x $5,000)

Other Important Facts about Withdrawals:

•	You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•
Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount, but the withdrawal does not exceed your LPA, we will waive any applicable withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals."

•	Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.

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•
The Bonus Base, Step-Up Base and Payment Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.

•
If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”

•	The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

•	You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.

•	If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Bonuses and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus
The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions less the sum of all withdrawals, including any withdrawal charges. Your Bonus Percentage is determined by the Annuitant’s age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (Younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year. If you take a withdrawal during the Contract Year, we will not apply the Bonus. The Bonus is available during the first 10 Contract Years.

GLIA Charge
We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider or an annual effective rate of 1.15% for the Spousal GLIA Rider. The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

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We may increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%. If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase. If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase. Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies
If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below. (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Rider are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

The GLIA Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Rider. The GLIA Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options available without limitations (if the GLIA Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio (available in contracts purchased before May 1, 2013)	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds Insurance Series Managed Risk Asset Allocation	Fidelity VIP Target Volatility	TOPS® Managed Risk Moderate Growth ETF

GLIA Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. Bond	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Investment Grade Bond	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Guggenheim VT Multi-Hedge Strategies***
PIMCO VIT Total Return	BlackRock Capital Appreciation V.I.	Deutsche Small Cap Index VIP	Morgan Stanley VIF U.S. Real Estate

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Touchstone VST Active Bond	Fidelity VIP Asset Manager	Fidelity VIP Disciplined Small Cap	PIMCO VIT All Asset
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	PIMCO VIT Foreign Bond
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Growth	Invesco V.I. Mid Cap Growth	High Yield
	Fidelity VIP Index 500	Touchstone VST Focused	BlackRock High Yield V.I.
	Fidelity VIP Target Volatility	International	Fidelity VIP High Income
	FT Franklin Growth and Income VIP	American Funds I.S. Global Growth	FT Franklin Income VIP
	FT Franklin Large Cap Growth VIP	American Funds I.S. New World	Short Duration
	FT Franklin Mutual Shares VIP	BlackRock Global Allocation V.I.	Fidelity VIP Government Money Market
	Invesco V.I. American Value	Fidelity VIP Overseas	PIMCO VIT Low Duration
	Invesco V.I. Comstock	FT Templeton Foreign VIP	PIMCO VIT Real Return
	TOPS Managed Risk Moderate Growth ETF*	FT Templeton Global Bond VIP
	Touchstone VST Aggressive ETF	FT Templeton Growth VIP
	Touchstone VST Conservative ETF	Invesco V.I. International Growth
	Touchstone VST Large Cap Core Equity	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Moderate ETF	Morgan Stanley VIF Emerging Markets Equity

*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015
***	Available only in contracts purchased before May 1, 2012

Additional GLIA Investment Strategies for Previously Purchased Contracts

GLIA Investment Strategy (Modern Markets) – Available if you purchased your contract before May 1, 2012. You may allocate your investment as indicated below and cannot change the allocation between the Investment Options in this strategy, as it is a fixed allocation.

Touchstone VST Moderate ETF Portfolio	Guggenheim VT Multi-Hedge Strategies Fund
90%	10%

GLIA Investment Strategy (Life Style) – Available if you purchased your contract before December 13, 2013. You may select one or more of the Investment Options below, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0 – 50%

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio

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prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Investment Strategies.

•	Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

•	Transfers may only be accomplished by making an allocation change.

•
You can change your allocation among the Investment Options within a GLIA Investment Strategy or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

•	Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.

•	We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits

•
Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.

•	Each additional contribution must be at least $1,000.

•	You cannot make additional contributions after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.

•	Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn 70½.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.

You must take your first annual RMD in the calendar year you turn age 70½. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

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Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase if you elect the applicable LPA Annuity Option. If you do not elect the LPA Annuity Option, you will automatically receive a life and 10-year certain Annuity Benefit option under your Contract. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or as long as either you or your spouse is alive if the Spousal GLIA Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:

1.	You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only).

2.	Joint owners are not allowed.

3.	Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.	Entity owners are not allowed.

5.	You must name your spouse as the Spousal Annuitant.

6.	You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.

•	If the Spousal Annuitant is removed, the Rider charge will not be reduced.

•
If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on the Annuitant’s age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using the Annuitant’s age.

•
If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.	The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.	The date the Payment Base equals zero;

3.	The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.	The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.	The date that you transfer ownership of the contract;

6.	The date you assign the contract or any benefits under the contract or Rider;

7.	The date a Death Benefit is elected under the contract;

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8.	On the Maximum Retirement Date, if you elect other than the LPA Annuity Benefit;

9.	The date you elect an Annuity Benefit under the contract;

10.	The date you cancel this Rider;

11.	The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•	The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Rider) must be between 50 and 80 years old on the date you elect the Rider.

•	The Guaranteed Rate Options and Systematic Transfer Option are not available.

•	Systematic Transfer Program is not available.

•	Dollar Cost Averaging is not available.

•	Income Plus Withdrawal Program is not available.

•	Choices Plus Required Minimum Distribution Program is not available.

•	Systematic Contribution Program is not available.

•	Customized Asset Rebalancing Program is not available.

•	The GLIA Plus is not available.

Should You Purchase the GLIA Rider?
The addition of the GLIA Rider to your annuity contract may not always be in your best interest. For example:

1.	if you are purchasing the GLIA Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

2.	if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost;

3.	if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Rider because the benefit is accessed through withdrawals;

4.
if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or

5.	if you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We may discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples
Please see Appendix E-1 for hypothetical examples that illustrate how the GLIA Rider works.

Guaranteed Lifetime Income Advantage Plus (GLIA Plus) Rider

Guaranteed Lifetime Income Advantage Plus (GLIA Plus), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge. You may select the Individual GLIA Plus Rider or the Spousal GLIA Plus Rider. The GLIA Plus Rider guarantees you can receive an amount equal to the Lifetime Payout Amount (LPA) each Contract Year on or after the LPA Eligibility Date for the life of the Annuitant (or the lives of you and your spouse if you elect the Spousal GLIA Plus Rider) regardless of how your investments perform, as long as the Rider is in effect. If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.

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Lifetime Payout Amount (LPA)
The amount you can receive each Contract Year for the life of the Annuitant (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider) is called the LPA. The LPA is first determined and available to you when you take your first withdrawal on or after the LPA Eligibility Date.

The LPA Eligibility Date is the first Contract Anniversary on or after the Annuitant reaches age 60. For the Spousal GLIA Plus, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Under the Individual GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage, defined below.

Under the Spousal GLIA Plus Rider, your LPA is always equal to your Benefit Base multiplied by your Withdrawal Percentage multiplied by 90%. The LPA under the Spousal GLIA Plus is 90% of the LPA under the Individual GLIA Plus. The 90% is called the Spousal Factor.

The Withdrawal Percentage is the percentage of the Benefit Base we use to calculate your LPA. The Withdrawal Percentage is determined by the Annuitant’s Age Band (younger of the Annuitant and spouse if Spousal Rider is elected) at the time of your first withdrawal on or after the LPA Eligibility Date. Except as explained below in the “Step-Up Base” section, your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the LPA Eligibility Date and varies depending on your age at that time.

(Younger) Annuitant’s Age Band at the Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.25%

The LPA is not cumulative. If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Benefit Base
Your Benefit Base will always be the larger of your Roll-Up Base and your Step-Up Base.

On the Contract Date, your Roll-Up Base is equal to your Account Value. Your Roll-Up Base will be adjusted as follows:

1.	If you make an additional contribution, your Roll-Up Base will increase immediately by the amount of the contribution.

2.	If you take a Nonguaranteed Withdrawal, your Roll-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount, defined below.

3.
On each Annual Processing Date for the first 10 Contract Years, your Roll-Up Base will increase if you have taken no withdrawals during that Contract Year. Your Roll-Up Base will increase by an amount equal to seven percent (7%) multiplied by the sum of all contributions, less the sum of all withdrawals, including withdrawal charges. The amount of the increase is the Roll-Up amount.

On the Contract Date, your Step-Up Base is equal to your Account Value. Your Step-Up Base will be adjusted as follows:

1.	If you make an additional contribution, your Step-Up Base will increase immediately by the amount of the contribution.

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2.	If you take a Nonguaranteed Withdrawal, your Step-Up Base will decrease immediately by the Adjusted Nonguaranteed Withdrawal amount.

3.
On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base. If your Account Value is greater than your Step-Up Base, we will increase or “step up” your Step-Up Base to equal the Account Value. The amount of the increase is the Step-Up amount.

If you receive a Step-Up after you take an LPA withdrawal, we will increase your Withdrawal Percentage if you meet the following conditions.

•	The Step-Up results in an increase to your Benefit Base; and

•	The younger Annuitant’s Age Band corresponds to a higher Withdrawal Percentage. (If the younger Annuitant’s Age is in the same Age Band, your Withdrawal Percentage will remain the same.)

Effect of Withdrawals

Before the LPA Eligibility Date, all withdrawals, including any withdrawal charges, are Nonguaranteed Withdrawals and will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount.

After the Age LPA Eligibility Date, withdrawals do not reduce your Roll-Up Base or Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA. However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA, including any withdrawal charges, is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Roll-Up Base and Step-Up Base (and therefore your Benefit Base) by the Adjusted Nonguaranteed Withdrawal amount. The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal, including any withdrawal charge, multiplied by the greater of:

•	1.0; and

•	the ratio of Benefit Base to Account Value (Benefit Base divided by Account Value).

For the purpose of this calculation, we use the Benefit Base before the withdrawal and the Account Value reduced by any remaining LPA.

If your Benefit Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Benefit Base will be reduced by more than the amount of your Nonguaranteed Withdrawal. Here is an example of the effect of a Nonguaranteed Withdrawal based on the following assumptions:

•	Individual Rider is in effect.

•	One withdrawal of $8,500 is taken during the Contract Year.

•	The withdrawal is taken after LPA Eligibility Date.

•	No withdrawal charge applies.

Before Nonguaranteed Withdrawal	After Nonguaranteed Withdrawal
Account Value = $ 85,500 Step-Up Base = $102,000 Roll-Up Base = $110,000 Benefit Base = $110,000 LPA = $ 5,500	Account Value = $ 77,000 Step-Up Base = $ 97,875 Roll-Up Base = $105,875 Benefit Base = $105,875 LPA = $ 5,294
The Nonguaranteed Withdrawal amount is $3,000:
$3,000 = Total withdrawal of $8,500 minus the LPA of $5,500.

The Adjusted Nonguaranteed Withdrawal is $4,125.

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$4,125 = $3,000 (Nonguaranteed Withdrawal) x the greater of 1.0 and ($110,000 (Benefit Base immediately before the withdrawal) / $80,000 (Account Value reduced by the LPA) = 1.375)

In this example, the Benefit Base is reduced by 37.5% more than the Nonguaranteed Withdrawal.

Other Important Facts about Withdrawals:

•	You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals. Nonguaranteed Withdrawals can have a significant negative effect on your Benefit Base and LPA.

•
Withdrawal charges may apply. If you withdraw more than your Free Withdrawal Amount but the withdrawal does not exceed your LPA, we will waive any withdrawal charge. If you withdraw more than the Free Withdrawal Amount and the withdrawal results in a Nonguaranteed Withdrawal, we will apply any withdrawal charge. See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals."

•	Withdrawals must be taken pro rata from your Investment Options. You cannot make a withdrawal from specific Investment Options.

•
The Roll-Up Base, Step-Up Base and Benefit Base are not available for withdrawal or surrender. They are not payable as a Death Benefit, Distribution on Death, or an Annuity Benefit. The bases are only used to calculate your LPA and Rider charge.

•
If your Account Value is greater than zero, the LPA you take from the contract is a partial withdrawal from your Account Value. LPA withdrawals will have the same effect on the Death Benefit as described in your in Part 5, section titled “Death Benefit Paid on Death of Annuitant,” subsection titled “Effect of Withdrawals on the Death Benefit if a Proportional Adjustment is Applied.”

•	The taxable portion of your withdrawals is taxed as ordinary income. You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

•	You must use our withdrawal form to request withdrawals. Contact our Administrative Office to obtain the form.

•	If you request a withdrawal, we will withdraw the total amount you requested from your Account Value. The amount you receive will be net of any withdrawal charge and tax withholding.

Annual Processing Date
The Annual Processing Date is the close of business the last day of each Contract Year. If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first. We will then reduce your Account Value by the Annual Administrative Charge, if applicable. See Part 4, section titled "Annual Administrative Charge." We will also deduct any quarterly charges that may apply and be due on that day. We will then calculate and apply Roll-Ups and Step-Ups, if any. If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

GLIA Plus Charge
We deduct a charge for an Individual or Spousal GLIA Plus Rider equal to an annual effective rate of 1.35% multiplied by the Benefit Base as of the last day of each calendar quarter, divided by 4. The Rider charge is assessed in arrears. We will deduct the charge from your Investment Options in the same proportion that each Option bears to the Account Value (pro rata). This charge decreases your Account Value dollar-for-dollar, but does not decrease your Benefit Base. We do not deduct the Rider charge during the Guaranteed Payment Phase.

If the GLIA Plus Rider terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect. Proportional share means the charge will be reduced by a percentage resulting from the number of days since the end of the previous calendar quarter, divided by the number of days in the current calendar quarter.

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We may increase the annual charge for the Individual and Spousal GLIA Plus Riders up to a maximum of 2.00%. This is the highest total charge we may assess for the Individual or Spousal GLIA Plus Rider, regardless of the number of increases.

If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase or cancel the Rider. If you do not reject the increase in writing, the annual charge for your GLIA Plus Rider will increase and cannot be reversed.

If you reject the increase by giving us written notice, your charge will remain the same, but your Withdrawal Percentage will be reduced by the amount specified by us. The Withdrawal Percentage will not be reduced by more than a maximum of 1%, regardless of the number of increases.

Your decision to reject an increase is irrevocable and any future increases will not apply to you. If you reject the increase and continue the Rider with the lower Withdrawal Percentage, the LPA will change to reflect the lower Withdrawal Percentage on the next Contract Anniversary.

GLIA Plus Investment Strategies
If you elect to purchase the GLIA Plus Rider, you must allocate 100% of your Account Value at all times in only one of the three GLIA Plus Investment Strategies described below. (Note that the Investment Options available in the GLIA Plus Investment Strategies are also available without the Rider.) All Investment Options available with the GLIA Plus Rider are Variable Account Options. No Fixed Accounts are available with the GLIA Plus Rider.7

The GLIA Plus Investment Strategies are intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments under the GLIA Plus Rider. The GLIA Plus Investment Strategies are designed to lower the volatility of returns from your Variable Investment Options. Investment Options available without limitations (if the GLIA Plus Rider is not selected) may offer the potential for higher returns. Before you select the GLIA Plus Rider, you and your financial representative should carefully consider whether the investment strategies available with the Rider meet your investment objectives and risk tolerance.

GLIA Plus Investment Strategy 1 (Lifecycle) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Plus Investment Strategy 2 (Managed Risk) – You may select one or more of the Portfolios below, as long as your allocations add up to 100%.

American Funds Insurance Series Managed Risk Asset Allocation	Fidelity VIP Target Volatility	TOPS® Managed Risk Moderate Growth ETF

GLIA Plus Investment Strategy 3 (Self Style) – You may select one or more of the Investment Options in two or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

_______________________________________
7 The Systematic Transfer Option (STO) is available with the GLIA Plus Rider in all states except New York.

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Minimum Allocation 40% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 60%	Maximum Allocation 20%	Maximum Allocation 10%
Fixed Income	Core Equity	Non Core Equity	Alternative
American Funds I.S. Bond	American Funds I.S. Capital Income Builder	American Funds I.S. Growth	Guggenheim VT Global Managed Futures Strategy**
BlackRock Total Return V.I.	American Funds I.S. Growth-Income	Columbia Variable Portfolio – Mid Cap Value	Guggenheim VT Long Short Equity**
Fidelity VIP Investment Grade Bond	American Funds I.S. Managed Risk Asset Allocation	Columbia Variable Portfolio – Small Cap Value	Morgan Stanley VIF U.S. Real Estate
PIMCO VIT Total Return	BlackRock Capital Appreciation V.I.	Deutsche Small Cap Index VIP	PIMCO VIT All Asset
Touchstone VST Active Bond	Fidelity VIP Asset Manager	Fidelity VIP Disciplined Small Cap	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Balanced	Fidelity VIP Mid Cap	PIMCO VIT Foreign Bond
	Fidelity VIP Contrafund	FT Franklin Small Cap Value VIP	PIMCO VIT Long-Term U.S. Government
	Fidelity VIP Equity-Income	Invesco V.I. American Franchise	High Yield
	Fidelity VIP Growth	Invesco V.I. Mid Cap Growth	BlackRock High Yield V.I.
	Fidelity VIP Index 500	Touchstone VST Focused	Fidelity VIP High Income
	Fidelity VIP Target Volatility	International	FT Franklin Income VIP
	FT Franklin Growth and Income VIP	American Funds I.S. Global Growth	Short Duration
	FT Franklin Large Cap Growth VIP	American Funds I.S. New World	Fidelity VIP Government Money Market
	FT Franklin Mutual Shares VIP	BlackRock Global Allocation V.I.	PIMCO VIT Low Duration
	Invesco V.I. American Value	Fidelity VIP Overseas	PIMCO VIT Real Return
	Invesco V.I. Comstock	FT Templeton Foreign VIP
	TOPS Managed Risk Moderate Growth ETF*	FT Templeton Global Bond VIP
	Touchstone VST Aggressive ETF	FT Templeton Growth VIP
	Touchstone VST Conservative ETF	Invesco V.I. International Growth
	Touchstone VST Large Cap Core Equity	Morgan Stanley VIF Emerging Markets Debt
	Touchstone VST Moderate ETF	Morgan Stanley VIF Emerging Markets Equity

*	A series of Northern Lights Variable Trust
**	Available only in contracts purchased before April 24, 2015

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio prospectuses. You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office. You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Plus Investment Strategies, the Investment Options or the underlying Portfolios at any time.

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Transfer and Allocation Restrictions
The following limitations apply to your allocations and transfers within or among the GLIA Plus Investment Strategies.

•	Only one investment allocation may be in place at any time. This allocation applies to all current and future contributions and automatic rebalancing.

•	Transfers may only be accomplished by making an allocation change.

•
You can change your allocation among the Investment Options within a GLIA Plus Investment Strategy or you can move 100% of your investment from one GLIA Plus Investment Strategy to another GLIA Plus Investment Strategy.

•	Your first allocation change is allowed 90 days after the Contract Date. Each allocation change starts a 90-day waiting period before you can make another.

•	We will automatically rebalance your Investment Options each contract quarter. The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

Contribution Limits

•
Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval. We may issue the contract for less than this initial contribution if we receive an application that indicates the total amount of a transfer or rollover from multiple sources will reach the required initial contribution amount. We may also issue the contract for up to 10% less than the required initial contribution indicated above.

•	Each additional contribution must be at least $1,000.

•	You cannot make additional contributions after the older Annuitant's 81st birthday or during the Guaranteed Payment Phase.

•	Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We may refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions
If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn 70½.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation.

Beginning in the second Contract Year, you may take the greater of your LPA or your RMD from your GLIA Plus Rider without causing a Nonguaranteed Withdrawal. The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only. In addition, timing of the withdrawals may be restricted. We will notify you during the year of the amount you may take each Contract Year (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal. If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals. See "Effect of Withdrawals" section above.

You must take your first annual RMD in the calendar year you turn age 70½. We reserve the right to make any changes we deem necessary to comply with the tax laws. You should discuss these matters with your tax advisor prior to electing the GLIA Plus Rider.

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Guaranteed Payment Phase
The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Benefit Base is more than zero. During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Plus Rider and any other Riders, will terminate, except those described in this section and in the "Cancellation and Termination of Rider" section below. We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for the life of the Annuitant (or as long as either you or your spouse is alive if you elect the Spousal GLIA Plus Rider). The Guaranteed Payment Phase will end if the Rider terminates. See "Cancellation and Termination of Rider" section below.

If you reach your Maximum Retirement Date, the Rider will enter the Guaranteed Payment Phase unless you elect another annuity payout option. The LPA Annuity Option will continue to pay the LPA for as long as the Annuitant is alive (or or as long as either you or your spouse is alive if the Spousal GLIA Plus Rider is elected.) If you elect the applicable LPA Annuity Option, or one applies because you failed to make a different election, any remaining Account Value is forfeited.

Contract Structure
While this Rider is in effect:

1.	You must be the owner and primary Annuitant, unless the owner is an entity. (Entity owners allowed on the Individual Rider only.)

2.	Joint owners are not allowed.

3.	Contingent Annuitants are not allowed.

If the Spousal GLIA Plus Rider is elected, in addition to numbers 1-3 above:

4.	Entity owners are not allowed.

5.	You must name your spouse as the Spousal Annuitant.

6.	You must name your spouse as the owner's sole beneficiary and the Annuitant's sole beneficiary.

Removal of Spousal Annuitant
You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.
The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage or death of your spouse. Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Plus Rider are no longer guaranteed for the lives of both you and your spouse. You must provide us with notice of the divorce or termination of marriage or the death of your spouse. If a spouse is removed, you can name new owner's beneficiaries and Annuitant's beneficiaries.

If the Spousal Annuitant is removed:

•	the 90% spousal factor will continue to apply to the LPA calculation.

•	the Withdrawal Percentage will continue to be based on the younger of you and your (now removed) spouse.
•the LPA Eligibility Date will not change .

•	LPA is no longer guaranteed for the lives of both you and your spouse, but only for the life of the Annuitant.

Cancellation and Termination of Rider
You may cancel the Rider after it has been in effect for five Contract Years. After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.	The date the Annuitant dies (or survivor of you and your spouse dies if you elect the Spousal GLIA Plus Rider);

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2.	The date the Benefit Base equals zero;

3.	The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.	Before the LPA Eligibility Date, the date the Account Value reduces to zero;

5.	The date that you transfer ownership of the contract or assign the contract or any benefits under the contract or Rider unless:

a.
the new owner assumes full ownership of the contract and is essentially the same person as the current owner (for example, a change to a court appointed guardian representing the owner during the owner’s lifetime),

b.	the assignment is temporary and solely for the purpose of effectuating a partial exchange under Section 1035 of the Tax Code; or

c.	the new owner is the Spousal Annuitant upon continuation of the contract (applies only if the Spousal GLIA Plus is elected);

6.	If the Spousal GLIA Plus is elected, the date the Spousal Annuitant elects a death benefit other than the Spousal Continuation Benefit;

7.	On the Maximum Retirement Date, unless the applicable LPA Annuity Option is in effect;

8.	The date you elect an Annuity Benefit under the contract other than an LPA Annuity Option;

9.	The date we process the cancellation of this Rider at your request;

10.	The date you surrender the contract.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions
The following additional restrictions apply to your annuity contract if you elect the GLIA Plus Rider:

•	The Annuitant (or the younger of you and your spouse if you elect the Spousal GLIA Plus Rider) must be at least 45 years old on the date you elect the Rider.

•	The Annuitant (or the older of you and your spouse if you elect the Spousal GLIA Plus Rider) may not be more than 80 years old on the date you elect the Rider.

•	The Guaranteed Rate Options are not available.

•	Dollar Cost Averaging is not available.

•	Income Plus Withdrawal Program is not available.

•	Systematic Contribution Program is not available.

•	Customized Asset Rebalancing is not available.

•	Systematic Transfer Option is not available in NY, but is available in other states.

•	The GLIA Rider is not available.

Should You Purchase the GLIA Plus Rider?
The addition of the GLIA Plus Rider to your annuity contract may not always be in your best interest. For example:

1.	if you are purchasing the GLIA Plus Rider to meet income needs, you should consider whether an immediate annuity is better suited to your situation;

2.
if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Plus Rider may not justify its cost;

3.	if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA Plus Rider because the benefit is accessed through withdrawals;

4.
if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Plus Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values; or

5.	if you and your spouse are more than 10 years apart in age, the Spousal GLIA Plus Rider is probably not suitable for you.

Benefits paid may not exceed the charges associated with the Rider depending on how long the covered person lives.

You should consult with your tax advisor and financial representative and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

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We may discontinue offering the GLIA Plus Rider at any time, but this will not affect your GLIA Plus Rider once it is issued.

Examples
Please see Appendix E-2 for hypothetical examples that illustrate how the GLIA Plus Rider works.

Part 7 – Voting Rights

How Portfolio Shares Are Voted

National Integrity Life is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters. Among other things, we may vote to elect a Portfolio's Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio's current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract. We will send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions. As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal. Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are. We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote. If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios that correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio's Board of Directors. We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio's Board for its shareholders' meeting. We count fractional shares. The record date for this purpose cannot be more than 60 days before the shareholders’ meeting. All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Part 8 – Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments varies depending on many factors including:

•	our tax status

•	the tax status of the contract

•	the type of retirement plan, if any, for which the contract is purchased

•	the tax and employment status of the persons receiving payments

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The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice. It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts. The IRS or the courts may change their views on the treatment of these contracts. Future legislation may have a negative effect on annuity contracts. Also, we have not attempted to consider the effect of any applicable state or other tax laws.

Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity. It is important to remember that tax results vary depending on your particular circumstances. If you are considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation. National Integrity Life does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.

Your Contract is an Annuity

•	You can purchase a Nonqualified Annuity with after-tax dollars. Taxes on earnings under the Nonqualified Annuity generally are deferred until you make a withdrawal.

•
You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA. The earnings under a Roth IRA generally are fully excluded from taxable income at distribution, subject to certain rules and limitations.

•
You can purchase a Qualified Annuity to fund a traditional IRA with tax-deductible dollars or roll over pre-tax dollars from another traditional IRA or a qualified retirement plan, such as a 401(k) plan. Withdrawals from these annuity contracts generally are fully taxable as ordinary income.

This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities. In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution. You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract. However, under certain circumstances, the increase in value may be subject to current federal income tax. For example, corporations, partnerships, and other non‑human owners cannot defer tax on the annuity’s earnings unless an exception applies. In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer. The assignment or pledge of any portion of the value of an annuity contract will be treated as a distribution of that portion.

You can take withdrawals from your contract or you can elect an Annuity Benefit. For a Nonqualified Annuity, the tax implications are different for each type of distribution.

•
Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent of any gain in the contract. Withdrawals after all the gain is withdrawn represent your investment in the annuity and are not taxable. Generally, your investment in the contract equals the contributions you make minus any amounts previously withdrawn that were not treated as taxable income. Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax-free exchange.

•
If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to your expected return under the contract (exclusion ratio). The rest of each payment will be taxed as ordinary income. That means that part of each annuity payment is tax free and part is taxable. When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income. If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

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We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution from either a Qualified or Nonqualified Annuity unless one of the following conditions applies:

•	you are 59½ or older

•	payment is a result of the owner’s death

•	payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)

•
payment is part of a series of substantially equal periodic payments paid at least annually, where the amount is determined by the life expectancy of the owner or joint life expectancy of the owner and a beneficiary payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

•	payment is under certain types of qualified plans held by the employer until the employee separates from service

•	payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (Nonqualified Annuities only)

•	payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•	payment is for certain higher education expenses (IRA only)

•	payment is for certain deductible medical expenses (IRA only)

•
you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA or GLIA Plus Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract. Once you have withdrawn all of the gain and then recover the entire investment in your annuity contract, if additional payments are made under a GLIA or GLIA Plus Rider, those payments are taxable.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code. Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans. These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract. Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid. Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

Annuities in Qualified Plans
IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages. If you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity. Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

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Required Minimum Distributions (RMDs)
If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn 70½. The distribution required by April 1 is for the year you actually turn 70½ years old. You must take distributions for each calendar year after the year you turn age 70½ by December 31 of that year. We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only. We do not take into account your other assets or distributions in making this calculation. You should discuss these matters with your tax advisor.

If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected an optional GLIA or GLIA Plus Rider, the fair market value of your contract may increase by the actuarial present value of those benefits. Therefore, the amount of the RMD you must take may increase.

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner's death.

Inherited IRAs
The death benefit paid under this contract may be extended as an inherited IRA. This occurs if, after the death of the owner of an IRA, the owner's beneficiary directs that the death proceeds be titled as an inherited IRA. The owner's beneficiary on the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Investment Options available under the current version of the contract. Fees and charges will continue to apply and no additional contributions can be made. The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death. If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

Exchanges and Transfers
In some circumstances, you may move money tax-free from one annuity to another. Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code. This is usually called a “1035 exchange.” Money can be moved from an IRA or from other qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to another IRA. This may be done by means of a rollover or a trustee-to-trustee transfer.

Beginning in 2015, you can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit. Trustee-to-trustee transfers between IRAs are not limited. Rollovers from traditional to Roth IRAs (“conversions”) are not limited.

Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge. You cannot use your Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.

You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.

Tax laws are complex and your individual situation is unique. You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.

Federal and State Income Tax Withholding

We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order. Also, certain states have

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indicated that we must apply withholding to payments made to their residents. Generally, an election out of federal withholding will also be considered an election out of state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes. We can also set up reserves for taxes. We receive a tax deduction for dividends received by the Funds.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.

Part 9 – Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date. You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made. If you do not select how often you want to receive withdrawals, we will make them on a monthly basis. You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount. The minimum systematic withdrawal is $100. If you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end. You may specify an account for direct deposit of your systematic withdrawals. Direct deposit is required for monthly withdrawals. Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled "Withdrawal Charge") and to income tax and a 10% tax penalty if you are under age 59½. See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½. You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax. See Part 8. Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•	the date you reach age 59½; and

•	five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½. You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawal, subject to a $100 minimum. We are not responsible for any tax or other liability you may incur if our good faith

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calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office. You may end your participation in the program upon prior written notice. We may terminate or change the Income Plus Withdrawal Program at any time. This program is not available in connection with the Systematic Withdrawal Program. Withdrawals under this program are subject to withdrawal charges, if any. See Part 4, section titled "Withdrawal Charge."

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Choices Plus Required Minimum Distribution (RMD) Program

We offer a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract (such as a traditional IRA) after you turn 70½ years old. The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1 of the calendar year following the calendar year in which you turn 70½ years old. The distribution required by April 1 is for the year you actually turn 70½ years old. You must take distributions for each calendar year after the year you turn age 70½ by December 31 of that year. These withdrawals are subject to ordinary income tax. See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older, by sending the election form to our Administrative Office. You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made. You may specify an account for direct deposit of your withdrawals. Direct deposit is required for monthly withdrawals. We will calculate the amount of the withdrawals using current IRS guidance. We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct. You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount. You may end your participation in the program upon prior written notice. We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions. Thus, you automatically buy more Units when the price is low and fewer when the price is high. Over time, you may reduce the risk of buying Units when their cost is highest. Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Fidelity VIP Money Market Portfolio to one or more other Variable Account Options on a monthly, quarterly, semi-annual or annual basis. You must tell us how much you want transferred into each Variable Account Option. The minimum transfer to each Variable Account Option is $250. We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office. You may terminate your participation in the program upon prior written notice. We may terminate or change the Dollar Cost Averaging Program at any time. If you do not have enough Account Value in the Fidelity VIP Money Market Portfolio to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

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This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more Variable Account Options on a monthly or quarterly basis. We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select. If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end. All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program. You cannot transfer Account Value into the STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year. See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office. We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program. This program may not be currently available in some states.

This program is not available with the GLIA or GLIA Plus Rider in NY. It is available with the GLIA Plus (but not the GLIA) Rider in states other than NY. See Part 6.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance. Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix. Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation. You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation. You will receive a confirmation notice after each rebalancing. Variable Account Options that are closed to new purchases and Fixed Accounts are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation. You must provide specific instructions if you wish to change your rebalancing allocations. We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers. See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office. Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program. Therefore, you should monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect. You may terminate your participation in the program upon prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time. We recommend you consult with your financial professional when establishing your investment portfolio.

This program is not available with the GLIA or GLIA Plus Riders. See Part 6.

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Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract. To enroll in this program, send the appropriate form to our Administrative Office. You or we may end your participation in the program with 30 days prior written notice. We may end your participation if your bank declines to make any payment. The minimum amount for systematic contributions is $100 per month.

This program is not available with the GLIA or GLIA Plus Rider. See Part 6.

Legal Proceedings

National Integrity Life is a party to litigation and arbitration proceedings in the ordinary course of its business. None of these matters is expected to have a material adverse effect on National Integrity Life.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office
National Integrity Life Insurance Company
400 Broadway
Cincinnati, Ohio 45202-3341
ATTN: Request SAI of National Integrity Life Pinnacle V (post 1-1-12) dated May 1, 2017

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Appendix A

Financial Information for Separate Account I of National Integrity Life (Pinnacle V)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle V contracts with a mortality and expense risk charge of 1.55% issued after May 1, 2007: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	Inception Date and Value
American Funds I.S. Bond, Class 4 (1480) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $9.82 14,556	-	-	-	-	-	-	-	-	-	$10.00 4-29-16
American Funds I.S. Capital Income Builder, Class 4 (1477) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.31 $9.51 23,943	$10.00 $9.31 11,086	-	-	-	-	-	-	-	-	$10.00 4-24-15
American Funds I.S. Global Growth, Class 4 (1472) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.05 $10.92 19,792	$10.52 $11.05 23,223	$10.48 $10.52 2,957	$10.00 $10.48 0	-	-	-	-	-	-	$10.00 12-12-13
American Funds I.S. Growth, Class 4 (1474) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.66 $12.54 36,592	$11.11 $11.66 2,331	$10.43 $11.11 0	$10.00 $10.43 0	-	-	-	-	-	-	$10.00 12-12-13
American Funds I.S. Growth-Income, Class 4 (1475) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.30 $12.38 74,437	$11.34 $11.30 66,215	$10.44 $11.34 11,597	$10.00 $10.44 0	-	-	-	-	-	-	$10.00 12-12-13
American Funds I.S. Managed Risk Asset Allocation, Class P2 (1476) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.13 $10.70 145,590	$10.40 $10.13 134,252	$10.27 $10.40 75,117	$10.00 $10.27 0	-	-	-	-	-	-	$10.00 12-12-13

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	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	Inception Date and Value
American Funds I.S. New World, Class 4 (1473) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$8.87 $9.17 16,538	$9.33 $8.87 19,260	$10.31 $9.33 7,223	$10.00 $10.31 0	-	-	-	-	-	-	$10.00 12-12-13
BlackRock Capital Appreciation V.I., Class III (1439) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.88 $13.65 73,891	$13.23 $13.88 62,879	$12.38 $13.23 60,384	$9.42 $12.38 45,614	$8.43 $9.42 12,389	$10.00 $8.43 2,682	-	-	-	-	$10.00 4-29-11
BlackRock Global Allocation V.I., Class III (1438) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.65 $10.88 22,944	$10.92 $10.65 22,723	$10.88 $10.92 17,483	$9.66 $10.88 15,203	$8.93 $9.66 9,451	$10.00 $8.93 11,767	-	-	-	-	$10.00 4-29-11
BlackRock High Yield V.I., Class III (1481) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $10.61 3,117	-	-	-	-	-	-	-	-	-	$10.00 4-29-16
BlackRock Total Return V.I., Class III (1482) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $9.84 18,591	-	-	-	-	-	-	-	-	-	$10.00 4-29-16
Columbia Variable Portfolio – Mid Cap Value, Class 1 (1440) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.59 $15.27 15,511	$14.53 $13.59 15,649	$13.13 $14.53 14,349	$9.68 $13.13 9,104	$8.29 $9.68 4,623	$10.00 $8.29 2,682	-	-	-	-	$10.00 4-28-11
Columbia Variable Portfolio – Small Cap Value, Class 2 (1429) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.45 $25.42 23,328	$21.09 $19.45 27,081	$20.79 $21.09 19,173	$15.75 $20.79 12,865	$14.38 $15.75 5,695	$15.56 $14.38 5,876	$12.50 $15.56 3,825	$10.00 $12.50 51	-	-	$10.00 5-2-09

Pinnacle V (post 1-1-12) National Integrity	70

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	Inception Date and Value
Deutsche Small Cap Index VIP, Class B (1259) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.98 $15.43 14,142	$13.86 $12.98 12,842	$13.48 $13.86 13,663	$9.90 $13.48 12,061	$8.68 $9.90 11,235	$9.24 $8.68 12,833	$7.44 $9.24 12,623	$5.98 $7.44 12,548	$9.25 $5.98 7,814	$10.00 $9.25 0	$10.00 5-1-07
Fidelity VIP Asset Manager, Service Class 2 (1232) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.05 $13.21 24,859	$13.26 $13.05 19,646	$12.77 $13.26 28,328	$11.24 $12.77 16,958	$10.18 $11.24 14,482	$10.63 $10.18 13,436	$9.48 $10.63 16,302	$7.48 $9.48 5,729	$10.68 $7.48 3,909	$10.00 $10.68 1,328	$10.00 5-1-07
Fidelity VIP Balanced, Service Class 2 (1241) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.67 $14.40 111,491	$13.84 $13.67 99,541	$12.78 $13.84 84,503	$10.88 $12.78 75,141	$9.63 $10.88 94,521	$10.17 $9.63 96,149	$8.77 $10.17 106,774	$6.44 $8.77 60,490	$9.93 $6.44 26,094	$10.00 $9.93 2,334	$10.00 5-1-07
Fidelity VIP Contrafund, Service Class 2 (1239) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.31 $15.18 501,040	$14.48 $14.31 521,773	$13.17 $14.48 514,188	$10.22 $13.17 516,628	$8.94 $10.22 537,552	$9.34 $8.94 589,810	$8.11 $9.34 714,498	$6.08 $8.11 390,579	$10.78 $6.08 302,463	$10.00 $10.78 42,510	$10.00 5-1-07
Fidelity VIP Disciplined Small Cap, Service Class 2 (1247) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.30 $16.01 24,817	$13.81 $13.30 9,032	$13.37 $13.81 5,756	$9.84 $13.37 10,539	$8.43 $9.84 8,091	$8.70 $8.43 11,693	$7.07 $8.70 13,238	$5.89 $7.07 8,534	$9.05 $5.89 9,201	$10.00 $9.05 1,337	$10.00 5-1-07
Fidelity VIP Equity-Income, Service Class 2 (1237) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.79 $12.50 104,750	$11.44 $10.79 105,178	$10.71 $11.44 99,993	$8.51 $10.71 106,020	$7.39 $8.51 97,676	$7.46 $7.39 100,170	$6.59 $7.46 85,784	$5.15 $6.59 45,500	$9.15 $5.15 37,804	$10.00 $9.15 1,108	$10.00 5-1-07
Fidelity VIP Freedom 2010, Service Class 2 (1248) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.19 $12.62 31,382	$12.44 $12.19 50,190	$12.13 $12.44 63,471	$10.88 $12.13 73,066	$9.91 $10.88 81,465	$10.11 $9.91 77,426	$9.12 $10.11 74,557	$7.47 $9.12 53,690	$10.15 $7.47 53,921	$10.00 $10.15 7,273	$10.00 5-1-07

Pinnacle V (post 1-1-12) National Integrity	71

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	Inception Date and Value
Fidelity VIP Freedom 2015, Service Class 2 (1249) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.12 $12.59 32,898	$12.37 $12.12 50,309	$12.03 $12.37 54,532	$10.71 $12.03 56,169	$9.72 $10.71 62,742	$9.92 $9.72 77,575	$8.94 $9.92 79,916	$7.26 $8.94 37,043	$10.14 $7.26 21,455	$10.00 $10.14 13,152	$10.00 5-1-07
Fidelity VIP Freedom 2020, Service Class 2 (1251) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.87 $12.37 41,193	$12.12 $11.87 29,135	$11.77 $12.12 16,804	$10.34 $11.77 25,211	$9.29 $10.34 22,897	$9.55 $9.29 49,239	$8.48 $9.55 45,092	$6.70 $8.48 45,991	$10.13 $6.70 9,014	$10.00 $10.13 8,781	$10.00 5-1-07
Fidelity VIP Freedom 2025, Service Class 2 (1252) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.31 $12.85 60,345	$12.57 $12.31 40,268	$12.17 $12.57 35,920	$10.33 $12.17 29,561	$9.14 $10.33 16,748	$9.51 $9.14 14,527	$8.36 $9.51 11,266	$6.54 $8.36 8,370	$10.13 $6.54 8,415	$10.00 $10.13 7,329	$10.00 5-1-07
Fidelity VIP Freedom 2030, Service Class 2 (1253) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.89 $12.45 14,311	$12.14 $11.89 14,335	$11.77 $12.14 14,507	$9.85 $11.77 14,721	$8.68 $9.85 12,044	$9.08 $8.68 13,027	$7.96 $9.08 14,417	$6.16 $7.96 16,168	$10.12 $6.16 27,159	$10.00 $10.12 9,876	$10.00 5-1-07
Fidelity VIP Government Money Market, Initial Class (1479) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.89 $9.76 57,848	$10.00 $9.89 74,512	-	-	-	-	-	-	-	-	$10.00 4-24-15
Fidelity VIP Growth, Service Class 2 (1238) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.73 $15.57 35,787	$14.95 $15.73 28,465	$13.67 $14.95 30,842	$10.21 $13.67 38,041	$9.07 $10.21 50,477	$9.21 $9.07 49,562	$7.56 $9.21 30,566	$6.00 $7.56 14,027	$11.56 $6.00 11,368	$10.00 $11.56 298	$10.00 5-1-07
Fidelity VIP High Income, Service Class 2 (1218) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.71 $14.29 23,099	$13.43 $12.71 25,570	$13.52 $13.43 30,443	$12.99 $13.52 33,358	$11.58 $12.99 30,596	$11.34 $11.58 26,647	$10.13 $11.34 31,184	$7.17 $10.13 26,940	$9.73 $7.17 13,064	$10.00 $9.73 1,634	$10.00 5-1-07

Pinnacle V (post 1-1-12) National Integrity	72

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	Inception Date and Value
Fidelity VIP Index 500, Service Class 2 (1240) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.78 $15.14 594,170	$13.85 $13.78 465,636	$12.42 $13.85 412,075	$9.56 $12.42 325,200	$8.40 $9.56 199,787	$8.38 $8.40 194,206	$7.42 $8.38 196,496	$5.97 $7.42 124,443	$9.65 $5.97 41,165	$10.00 $9.65 5,147	$10.00 5-1-07
Fidelity VIP Investment Grade Bond, Service Class 2 (1219) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.46 $12.82 709,575	$12.77 $12.46 655,052	$12.28 $12.77 512,583	$12.74 $12.28 442,761	$12.25 $12.74 310,035	$11.63 $12.25 263,490	$10.98 $11.63 298,597	$9.66 $10.98 183,220	$10.16 $9.66 141,778	$10.00 $10.16 8,029	$10.00 5-1-07
Fidelity VIP Mid Cap, Service Class 2 (1244) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.43 $15.90 110,816	$14.90 $14.43 125,565	$14.27 $14.90 140,159	$10.67 $14,27 156,989	$9.46 $10.67 155,303	$10.78 $9.46 207,582	$8.52 $10.78 187,068	$6.19 $8.52 110,207	$10.41 $6.19 88,660	$10.00 $10.41 22,136	$10.00 5-1-07
Fidelity VIP Overseas, Service Class 2 (1220) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$8.97 $8.37 97,824	$8.82 $8.97 95,170	$9.77 $8.82 109,397	$7.62 $9.77 118,007	$6.43 $7.62 89,995	$7.91 $6.43 113,146	$7.12 $7.91 113,233	$5.73 $7.12 73,704	$10.38 $5.73 63,767	$10.00 $10.38 14,962	$10.00 5-1-07
Fidelity VIP Target Volatility, Service Class 2 (1471) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.41 $10.76 32,986	$10.71 $10.41 22,155	$10.29 $10.71 5,491	$10.00 $10.29 0	-	-	-	-	-	-	$10.00 12-12-13
FT Franklin Growth & Income VIP, Class 2 (1215) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.94 $13.12 76,674	$12.24 $11.94 82,140	$11.39 $12.24 89,877	$8.93 $11.39 106,490	$8.08 $8.93 94,604	$8.02 $8.08 101,704	$6.98 $8.02 101,932	$5.60 $6.98 66,905	$8.77 $5.60 18,537	$10.00 $8.77 5,614	$10.00 5-1-07
FT Franklin Income VIP, Class 2 (1216) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.59 $13.01 630,752	$12.66 $11.59 652,463	$12.29 $12.66 573,518	$10.96 $12.29 383,384	$9.88 $10.96 275,770	$9.80 $9.88 239,570	$8.84 $9.80 244,975	$6.62 $8.84 159,495	$9.56 $6.62 71,939	$10.00 $9.56 28,101	$10.00 5-1-07
FT Franklin Large Cap Growth VIP, Class 2 (1211) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.55 $13.10 52,083	$13.03 $13.55 75,322	$11.77 $13.03 76,605	$9.29 $11.77 87,684	$8.40 $9.29 83,726	$8.66 $8.40 89,192	$7.88 $8.66 81,477	$6.17 $7.88 45,427	$9.58 $6.17 16,688	$10.00 $9.58 5,571	$10.00 5-1-07

Pinnacle V (post 1-1-12) National Integrity	73

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	Inception Date and Value
FT Franklin Mutual Shares VIP, Class 2 (1214) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.82 $12.36 373,258	$11.56 $10.82 378,312	$10.96 $11.56 347,273	$8.68 $10.96 310,259	$7.72 $8.68 307,208	$7.92 $7.72 334,360	$7.24 $7.92 409,773	$5.83 $7.24 246,192	$9.42 $5.83 149,358	$10.00 $9.42 46,337	$10.00 5-1-07
FT Franklin Small Cap Value VIP, Class 2 (1217) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.52 $16.05 28,358	$13.74 $12.52 22,590	$13.87 $13.74 27,302	$10.34 $13.87 27,330	$8.87 $10.34 32,749	$9.37 $8.87 41,196	$7.42 $9.37 59,580	$5.83 $7.42 18,418	$8.85 $5.83 15,009	$10.00 $8.85 232	$10.00 5-1-07
FT Templeton Foreign VIP, Class 2 (1210) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$8.85 $9.34 170,669	$9.61 $8.85 180,764	$10.99 $9.61 157,526	$9.08 $10.99 137,211	$7.80 $9.08 135,861	$8.86 $7.80 142,199	$8.31 $8.86 152,525	$6.16 $8.31 109,023	$10.49 $6.16 87,011	$10.00 $10.49 5,397	$10.00 5-1-07
FT Templeton Global Bond VIP, Class 2 (1410) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.19 $9.31 18,305	$9.75 $9.19 19,229	$9.73 $9.75 18,289	$10.00 $9.73 803	-	-	-	-	-	-	$10.00 4-30-13
FT Templeton Growth VIP, Class 2 (1213) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.15 $9.87 52,969	$9.93 $9.15 58,252	$10.38 $9.93 81,764	$8.06 $10.38 80,373	$6.76 $8.06 99,054	$7.39 $6.76 107,336	$6.99 $7.39 132,557	$5.41 $6.99 100,611	$9.53 $5.41 88,192	$10.00 $9.53 3,781	$10.00 5-1-07
Guggenheim VT Global Managed Futures Strategy (1428) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$7.25 $6.08 24,282	$7.48 $7.25 31,991	$6.78 $7.48 34,732	$6.71 $6.78 20,567	$7.68 $6.71 21,990	$8.53 $7.68 30,012	$8.98 $8.53 30,656	$9.51 $8.98 36,534	$10.00 $9.51 0	-	$10.00 11-24-08
Guggenheim VT Long Short Equity (1406) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.05 $9.96 5,578	$10.08 $10.05 6,305	$9.96 $10.08 7,127	$8.62 $9.96 2,929	$8.38 $8.62 4,758	$9.11 $8.38 9,661	$8.32 $9.11 20,750	$6.64 $8.32 15,869	$10.00 $6.64 5,485	-	$10.00 2-25-08

Pinnacle V (post 1-1-12) National Integrity	74

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	Inception Date and Value
Guggenheim VT Multi-Hedge Strategies (1407) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$8.84 $8.66 9,946	$8.82 $8.84 10,944	$8.56 $8.82 16,243	$8.55 $8.56 19,831	$8.50 $8.55 23,989	$8.35 $8.50 16,236	$7.99 $8.35 22,134	$8.39 $7.99 24,249	$10.00 $8.39 10,620	-	$10.00 2-25-08
Invesco V.I. American Franchise, Series II (1208) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.04 $16.11 5,069	$15.56 $16.04 3,950	$14.61 $15.56 7,945	$10.61 $14.61 8,293	$9.51 $10.61 8,591	$10.32 $9.51 8,908	$8.76 $10.32 12,340	$5.37 $8.76 9,172	$10.73 $5.37 3,535	$10.00 $10.73 775	$10.00 5-1-07
Invesco V.I. American Value, Series II (1221) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.57 $16.52 53,807	$16.32 $14.57 42,115	$15.14 $16.32 27,199	$11.48 $15.14 25,047	$9.96 $11.48 21,189	$10.04 $9.96 21,918	$8.35 $10.04 19,930	$6.09 $8.35 8,420	$10.00 $6.09 264	-	$10.00 5-1-08
Invesco V.I. Comstock, Series II (1209) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.15 $14.00 118,346	$13.16 $12.15 110,022	$12.25 $13.16 76,239	$9.17 $12.25 52,290	$7.84 $9.17 21,800	$8.13 $7.84 16,819	$7.14 $8.13 18,493	$5.65 $7.14 9,577	$8.93 $5.65 6,944	$10.00 $8.93 887	$10.00 5-1-07
Invesco V.I. International Growth, Series II (1437) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.54 $10.30 68,965	$10.99 $10.54 60,498	$11.15 $10.99 42,974	$9.54 $11.15 22,998	$8.41 $9.54 16,872	$10.00 $8.41 9,248	-	-	-	-	$10.00 4-29-11
Invesco V.I. Mid Cap Growth, Series II (1483) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $10.32 3,301	-	-	-	-	-	-	-	-	-	$10.00 4-29-16
Morgan Stanley VIF Emerging Markets Debt, Class II (1256) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.65 $13.78 15,881	$13.01 $12.65 22,355	$12.84 $13.01 29,846	$14.29 $12.84 30,043	$12.32 $14.29 32,034	$11.71 $12.32 25,799	$10.83 $11.71 17,487	$8.46 $10.83 12,155	$10.10 $8.46 7,898	$10.00 $10.10 125	$10.00 5-1-07
Morgan Stanley VIF Emerging Markets Equity, Class II (1258) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$7.92 $8.32 64,258	$9.01 $7.92 80,253	$9.59 $9.01 95,582	$9.85 $9.59 102,074	$8.35 $9.85 103,931	$10.37 $8.35 127,848	$8.86 $10.37 141,595	$5.29 $8.86 108,994	$12.42 $5.29 55,447	$10.00 $12.42 23,334	$10.00 5-1-07

Pinnacle V (post 1-1-12) National Integrity	75

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	Inception Date and Value
Morgan Stanley VIF U.S. Real Estate, Class II (1254) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.27 $12.87 82,497	$12.22 $12.27 85,398	$9.59 $12.22 92,208	$9.58 $9.59 85,196	$8.41 $9.58 89,167	$8.09 $8.41 103,810	$6.34 $8.09 73,359	$5.01 $6.34 28,568	$8.22 $5.01 22,426	$10.00 $8.22 1,738	$10.00 5-1-07
PIMCO VIT All Asset, Advisor Class (1405) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.89 $12.10 24,023	$12.18 $10.89 31,999	$12.31 $12.18 29,359	$12.49 $12.31 39,974	$11.06 $12.49 43,991	$11.02 $11.06 35,054	$9.90 $11.02 22,021	$8.28 $9.90 6,245	$10.00 $8.28 1,744	-	$10.00 2-25-08
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1404) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$3.79 $4.28 183,088	$5.18 $3.79 194,891	$6.46 $5.18 158,360	$7.70 $6.46 137,426	$7.44 $7.70 159,639	$8.17 $7.44 157,170	$6.68 $8.17 148,790	$4.79 $6.68 77,845	$10.00 $4.79 9,504	-	$10.00 2-25-08
PIMCO VIT Foreign Bond (US Dollar Hedged), Advisor Class (1484) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$10.00 $10.26 0	-	-	-	-	-	-	-	-	-	$10.00 4-29-16
PIMCO VIT Long-Term U.S. Government, Advisor Class (1409) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.99 $9.89 1,498	$10.30 $9.99 0	$8.44 $10.30 0	$10.00 $8.44 0	-	-	-	-	-	-	$10.00 4-30-13
PIMCO VIT Low Duration, Advisor Class (1402) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.09 $11.06 79,999	$11.23 $11.09 75,122	$11.33 $11.23 80,663	$11.53 $11.33 86,781	$11.08 $11.53 75,575	$11.14 $11.08 63,640	$10.76 $11.14 16,680	$9.65 $10.76 7,766	$10.00 $9.65 2,662	-	$10.00 2-25-08
PIMCO VIT Real Return, Advisor Class (1403) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$11.21 $11.60 68,606	$11.71 $11.21 67,092	$11.55 $11.71 76,248	$12.94 $11.55 99,609	$12.10 $12.94 114,033	$11.01 $12.10 84,386	$10.36 $11.01 92,627	$8.90 $10.36 71,556	$10.00 $8.90 36,021	-	$10.00 2-25-08

Pinnacle V (post 1-1-12) National Integrity	76

	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	Inception Date and Value
PIMCO VIT Total Return, Advisor Class (1401) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.97 $13.10 926,872	$13.13 $12.97 930,695	$12.80 $13.13 800,650	$13.28 $12.80 700,484	$12.32 $13.28 629,223	$12.09 $12.32 537,570	$11.37 $12.09 441,442	$10.14 $11.37 175,850	$10.00 $10.14 32,599	-	$10.00 2-25-08
TOPS Managed Risk Moderate Growth ETF, Class 3 (1411) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$9.76 $10.19 80,893	$10.59 $9.76 12,674	$10.47 $10.59 9,966	$10.00 $10.47 0	-	-	-	-	-	-	$10.00 4-30-13
Touchstone VST Active Bond (1261) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.46 $13.00 115,078	$12.82 $12.46 112,549	$12.54 $12.82 85,013	$13.02 $12.54 67,163	$12.56 $13.02 91,467	$11.77 $12.56 90,482	$11.11 $11.77 69,438	$9.82 $11.11 43,744	$10.31 $9.82 20,926	$10.00 $10.31 1,313	$10.00 5-1-07
Touchstone VST Focused (1262) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$15.14 $16.86 183,011	$15.08 $15.14 196,861	$13.55 $15.08 12,241	$10.21 $13.55 20,815	$8.65 $10.21 16,754	$9.90 $8.65 26,719	$8.27 $9.90 33,783	$6.04 $8.27 28,420	$10.18 $6.04 22,363	$10.00 $10.18 2,530	$10.00 5-1-07
Touchstone VST Large Cap Core Equity (1266) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$12.63 $13.54 58,069	$13.37 $12.63 57,569	$11.81 $13.37 46,958	$9.12 $11.81 51,194	$8.27 $9.12 45,108	$8.15 $8.27 76,205	$7.38 $8.15 101,853	$6.04 $7.38 81,913	$9.47 $6.04 72,486	$10.00 $9.47 9,170	$10.00 5-1-07
Touchstone VST Aggressive ETF (1224) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$19.30 $20.51 42,826	$19.62 $19.30 44,563	$18.54 $19.62 44,293	$15.32 $18.54 57,409	$13.83 $15.32 32,961	$14.05 $13.83 41,376	$12.61 $14.05 42,129	$10.00 $12.61 32,382	-	-	$10.00 4-27-09
Touchstone VST Conservative ETF (1223) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$14.03 $14.58 160,746	$14.28 $14.03 223,067	$13.79 $14.28 278,331	$12.91 $13.79 270,085	$12.28 $12.91 285,244	$12.06 $12.28 254,683	$11.26 $12.06 236,206	$10.00 $11.26 174,484	-	-	$10.00 4-27-09
Touchstone VST Moderate ETF (1222) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.09 $13.77 116,189	$13.32 $13.09 141,364	$12.65 $13.32 126,686	$11.05 $12.65 159,645	$10.21 $11.05 152,682	$10.18 $10.21 162,648	$9.30 $10.18 179,019	$8.04 $9.30 149,201	$10.00 $8.04 2,426	-	$10.00 4-25-08

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	2016	2015	2014	2013	2012	2011	2010	2009	2008	2007	Inception Date and Value
Touchstone VST Aggressive ETF – Guaranteed Return Plus Option (1231) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$18.53 $19.57 9,511	$18.95 $18.53 10,917	$18.02 $18.95 19,098	$14.98 $18.02 22,737	$13.60 $14.98 36,719	$13.91 $13.60 36,725	$12.55 $13.91 36,732	$10.00 $12.55 36,396	-	-	$10.00 4-27-09
Touchstone VST Conservative ETF – Guaranteed Return Plus Option (1229) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$13.46 $13.91 10,976	$13.79 $13.46 20,767	$13.40 $13.79 31,687	$12.62 $13.40 31,692	$12.08 $12.62 32,585	$11.94 $12.08 34,773	$11.21 $11.94 34,775	$10.00 $11.21 34,778	-	-	$10.00 4-27-09
Touchstone VST Moderate ETF – Guaranteed Return Plus Option (1230) Unit value at beginning of period Unit value at end of period Units outstanding at end of period	$16.21 $16.95 15,169	$16.60 $16.21 55,467	$15.86 $16.60 98,511	$13.93 $15.86 106,470	$12.95 $13.93 148,735	$13.00 $12.95 150,505	$11.94 $13.00 150,514	$10.00 $11.94 143,452	-	-	$10.00 4-27-09

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Appendix B – Withdrawal Charge Examples

We allow two ways for you to request withdrawals. In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value. This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested. This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders. In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.	any Free Withdrawal Amount (except in the case of a surrender);

2.	contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

3.	contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

4.	any gain, interest or other amount that is not considered a contribution.

Example Assumptions
Assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:
Contribution:                            $50,000
Account Value before withdrawal:                $60,000
Requested withdrawal:                        $16,000
Withdrawal charge percentage applicable to the contribution:    6%

Taxes are not considered in this example.

Using the First Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) divided by (1 – 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%). It also applies to the withdrawal charge itself as indicated by the (1- 6%) factor in the withdrawal charge formula.

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Using the Second Method
The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge. The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method. For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

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Appendix C

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal. See Part 3, subsection titled “Market Value Adjustment” for more information, including the formula.

The MVA formula contains a factor of .0025. This represents a payment to us for the cost of processing the withdrawal and MVA. We receive this portion whether the MVA increases or decreases the GRO Value.

Assumptions:

•	Contribution to a GRO - $50,000

•	Guarantee Period - 7 Years

•	Withdrawal - at the end of year three of the 7-year Guarantee Period

•	No prior partial withdrawals or transfers

•	Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period.
After three years, the GRO Value is $57,881.25.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula). If we don’t declare a current rate for the exact time remaining, we’ll use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period. These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 6.25%.

Full Withdrawal
Upon a full withdrawal, the MVA factor would be: -0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,192.67 from the GRO Value:-$3,192.67 = -0.0551589 X $57,881.25

The Adjusted Account Value would be: $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:
$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be: $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

Partial Withdrawal
If instead of a full withdrawal, $20,000 was requested, we would first determine the Free Withdrawal Amount:
$5,788.13 = $57,881.25 X .10

The non-free amount which is subject to the 5% withdrawal charge would be: $14,211.87 = $20,000.00 - $5,788.13

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:
($783.91) = - 0.0551589 X $14,211.87

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The withdrawal charge would be: $789.25 = [($14,211.87 (the non-free amount) + $783.91 (the negative MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,211.87 + $783.91)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:
$21,573.16 = $20,000.00 + $783.91+ $789.25

The ending Account Value would be: $36,308.09 = $57,881.25 - $21,573.16

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased since the beginning of the 7-year Guarantee Period. At the time of the withdrawal, the current rate for new contributions and transfers to a 4-year Guarantee Period is 4%.

Full Withdrawal
Upon a full withdrawal, the MVA would be: 0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,683.71 to the GRO Value: $1,683.71 = 0.0290890 X $57,881.25

The Adjusted Account Value would be: $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution: $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be: $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

Partial Withdrawal
If instead of a full withdrawal, $20,000 was requested, the Free Withdrawal Amount and non-free amount would first be determined as above:
Free Amount = $5,788.13         Non-Free Amount = $14,211.87

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:
$413.41 = 0.0290890 X $14,211.87

The withdrawal charge would be: $726.23 = [($14,211.87 (the non-free amount) - $413.41 (the positive MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - $14,211.87 - $413.41)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:
$20,312.82 = $20,000.00 - $413.41 + $726.23

The ending Account Value would be: $37,568.43 = $57,881.25 - $20,312.82

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period. The MVA operates in a similar manner for transfers, except no withdrawal charge applies to transfers.

This example is for illustrative purposes only and does not predict results.

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Appendix D
Parties to the Contract

Owner
•    Chooses parties to the contract.
•    Can change beneficiaries any time before death of owner or annuitant.
•    Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.
•    Responsible for any tax penalties for withdrawals taken before age 59½.
•    Responsible for taking required minimum distributions on qualified contracts.

Annuitant
•    Must be a natural person.
•    The measuring life for the Annuity Benefit.
•    The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant.
•    Has no rights under the contract.

Joint Owner (Optional)
•    Shares in all ownership rights with owner.
•    Will be co-payee on all withdrawals and annuity payments with the owner.
•    Both joint owners must execute all choices and changes to the contract.
•    If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary. The joint owner is not the owner’s beneficiary.
Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary
•    Must be designated by the owner as owner's beneficiary.
•    Must receive a Distribution on Death of owner if the Annuitant is still alive.
•    Responsible for taxes on distribution.
•    If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary
•    Must be designated by the owner as the Annuitant's beneficiary.
•    Is entitled to the Death Benefit under the contract when the Annuitant dies.
•    Is generally responsible for paying any taxes due on the Death Benefit paid.
•    If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

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Appendix D – continued
Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.
Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.
Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).
Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.
Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).
Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.
The joint owner is not the owner’s beneficiary.

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Appendix E-1

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Bonuses and Step-Ups have been applied. It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Primary Annuitant's age on date GLIA Rider is purchased = 63; Spousal Annuitant's age on date GLIA Rider is purchased = 60

•	Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•	Nonguaranteed Withdrawal of $776 in Contract Year 14

•	Withdrawals equal to LPA in Contract Years 6-13, and Contract Years 15+

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	63	60	$100,000	N/A	$0	$0	$104,500	$4,000 (C)	$104,000 (C)	$104,500 (D)	$104,500
2	64	61	$0	N/A	$0	$0	$107,635	$4,000 (C)	$108,000 (C)	$107,635 (D)	$108,000
3	65	62	$0	N/A	$0	$0	$111,940	$4,000 (C)	$112,000 (C)	$111,940 (D)	$112,000
4	66	63	$0	N/A	$0	$0	$115,310	$4,000 (C)	$116,000 (C)	$115,310 (D)	$116,000
5	67	64	$0	N/A	$0	$0	$113,004	$4,000 (C)	$120,000 (C)	$115,310	$120,000
6	68	65	$0	$5,400 (E)	$5,400	$0	$107,604	$0	$120,000	$115,310	$120,000
7	69	66	$0	$5,400	$5,400	$0	$97,900	$0	$120,000	$115,310	$120,000
8	70	67	$0	$5,400	$5,400	$0	$94,458	$0	$120,000	$115,310	$120,000
9	71	68	$0	$5,400	$5,400	$0	$89,058	$0	$120,000	$115,310	$120,000
10	72	69	$10,000(F)	$5,850 (F)	$5,850	$0	$91,226	$0	$130,000 (F)	$125,310 (F)	$130,000
11	73	70	$0	$5,850	$5,850	$0	$86,289	$0	$130,000	$125,310	$130,000
12	74	71	$0	$5,850	$5,850	$0	$76,987	$0	$130,000	$125,310	$130,000

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Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
13	75	72	$0	$5,850	$5,850	$0	$72,677	$0	$130,000	$125,310	$130,000
14	76	73	$0	$5,850	$6,626 (G)	$1,493 (G)	$66,778	$0	$128,507 (G)	$123,817 (G)	$128,507
15	77	74	$0	$5,783(G)	$5,783	$0	$61,663	$0	$128,507	$123,817	$128,507
16	78	75	$0	$5,783	$5,783	$0	$58,346	$0	$128,507	$123,817	$128,507
17	79	76	$0	$5,783	$5,783	$0	$53,147	$0	$128,507	$123,817	$128,507
18	80	77	$0	$5,783	$5,783	$0	$46,301	$0	$128,507	$123,817	$128,507
19	81	78	$0	$5,783	$5,783	$0	$38,203	$0	$128,507	$123,817	$128,507
20	82	79	$0	$5,783	$5,783	$0	$33,949	$0	$128,507	$123,817	$128,507
21	83	80	$0	$5,783	$5,783	$0	$27,826	$0	$128,507	$123,817	$128,507
22	84	81	$0	$5,783	$5,783	$0	$22,878	$0	$128,507	$123,817	$128,507
23	85	82	$0	$5,783	$5,783	$0	$17,782	$0	$128,507	$123,817	$128,507
24	86	83	$0	$5,783	$5,783	$0	$11,288	$0	$128,507	$123,817	$128,507
25	87	84	$0	$5,783	$5,783	$0	$4,941	$0	$128,507	$123,817	$128,507
26	88	85	$0	$5,783(H)	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
27	89	86	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
28	90	87	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
29	91	88	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
30	92	89	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
31+	93	90	$0	$5,783	$5,783	$0	$0	$0	$128,507	$123,817	$128,507
* APD = Annual Processing Date

(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C) A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•	4.00% (Bonus Percentage) x $100,000 (total contributions) – 4.00% (Bonus Percentage) x $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

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(D) In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000). After the Step-Up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

•	4.5% (Withdrawal Percentage) x $120,000 (Payment Base) = $5,400 (LPA)

(F) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•	$120,000 Bonus Base + $10,000 additional contribution amount = $130,000 Bonus Base after the additional contribution.

•	$115,310 Step-Up Base + $10,000 additional contribution amount = $125,310 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•	4.5% (Withdrawal Percentage) x $130,000 (Payment Base) = $5,850 (LPA)

(G) In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,626 amount withdrawn - $5,850 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $67,554, equal to the Account Value after withdrawal ($66,778) plus the withdrawal amount ($776). It is calculated as follows:

•	$776 (Nonguaranteed Withdrawal amount) x 1.9244 ($130,000 Payment Base divided by $67,554 Account Value) = $1,493 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•	$130,000 Bonus Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $128,507 Bonus Base after the Nonguaranteed Withdrawal.

•	$125,310 Step-Up Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $123,817 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $128,507 x 4.5% = $5,783.

(H) In Contract Year 26, the Account Value is reduced to zero; however, the Payment Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

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Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Annuitant's age on date GLIA Rider is purchased = 55

•	Initial contribution = $100,000; no additional contributions

•	Withdrawals equal to LPA in Contract Years 6-7, 9-13

•	Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

•	Full Account Value withdrawn in Contract Year 14

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant's Age on APD*	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus	Bonus Base	Step-Up Base	Payment Base at end of APD (B)
1	55	$100,000	N/A	$0	$0	$99,000	$4,000 (C)	$104,000 (C)	$100,000 (D)	$104,000
2	56		N/A	$0	$0	$98,010	$4,000 (C)	$108,000 (C)	$100,000	$108,000
3	57		N/A	$0	$0	$95,070	$4,000(C)	$112,000 (C)	$100,000	$112,000
4	58		N/A	$0	$0	$92,218	$4,000(C)	$116,000 (C)	$100,000	$116,000
5	59		N/A	$0	$0	$91,295	$4,000 (C)	$120,000 (C)	$100,000	$120,000
6	60		$4,800 (E)	$4,800(E)	$0	$87,408	$0	$120,000	$100,000	$120,000
7	61		$4,800	$4,800	$0	$83,482	$0	$120,000	$100,000	$120,000
8	62		$4,800	$25,000 (F)	$30,484 (F)	$59,317	$0	$89,516(F)	$69,516(F)	$89,516
9	63		$3,581(F)	$3,581	$0	$55,143	$0	$89,516	$69,516	$89,516
10	64		$3,581	$3,581	$0	$51,011	$0	$89,516	$69,516	$89,516
11	65		$3,581	$3,581	$0	$44,880	$0	$89,516	$69,516	$89,516
12	66		$3,581	$3,581	$0	$41,748	$0	$89,516	$69,516	$89,516
13	67		$3,581	$3,581	$0	$38,168	$0	$89,516	$69,516	$89,516
14	68		$3,581	$38,168 (G)	N/A	$0	$0	$0	$0	$0
15	69		$0	$0	$0	$0	$0	$0	$0	$0
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Payment Base is always the greater of the Bonus Base and Step-Up Base.

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(C) A Bonus was added to the Bonus Base in Contract Years 1 -5 because no withdrawals were taken during those Contract Years. The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•	4.00% (Bonus Percentage) x $100,000 (total contributions) – 4.00% (Bonus Percentage) x $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D) In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Payment Base:

•	4.0% (Withdrawal Percentage) x $120,000 (Payment Base) = $4,800 (LPA)

(F) A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $79,517, equal to the Account Value after withdrawal ($59,317) plus the Nonguaranteed Withdrawal amount ($20,200). It is calculated as follows:

•	$20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•	$120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

•	$100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,581.

(G) A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.

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Appendix E-2

Illustration of Guaranteed Lifetime Income Advantage Plus

The following examples demonstrate how the Rider works, based on the stated assumptions. These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, an additional contribution has been made and Roll-Ups and Step-Ups have been applied. It also illustrates payments for the life of the Primary Annuitant and Spousal Annuitant even though the Account Value has been reduced to zero. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Primary Annuitant's age on the Contract Date = 55; Spousal Annuitant's age on the Contract Date = 52

•	Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•	Nonguaranteed Withdrawal equal to $5,000 in Contract Year 8; Nonguaranteed Withdrawal of $518 in Contract Year 14

•	Withdrawals equal to LPA in Contract Years 9-13, and Contract Years 15+

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
1	55	52	$100,000	N/A	$0	$0	$107,500	$7,000 (C)	$107,000 (C)	$107,500 (D)	$107,500
2	56	53		N/A	$0	$0	$107,635	$7,000 (C)	$114,000 (C)	$107,635 (D)	$114,000
3	57	54		N/A	$0	$0	$111,940	$7,000 (C)	$121,000 (C)	$111,940 (D)	$121,000
4	58	55		N/A	$0	$0	$115,310	$7,000 (C)	$128,000 (C)	$115,310 (D)	$128,000
5	59	56		N/A	$0	$0	$113,004	$7,000 (C)	$135,000 (C)	$115,310	$135,000
6	60	57		N/A	$0	$0	$113,004	$7,000 (C)	$142,000 (C)	$115,310	$142,000
7	61	58		N/A	$0	$0	$108,483	$7,000 (C)	$149,000 (C)	$115,310	$149,000
8	62	59		N/A	$5,000 (E)	$6,733 (E)	$105,653	$0	$142,267 (E)	$108,577 (E)	$142,267
9	63	60		$5,122(F)	$5,122	$0	$100,531	$0	$142,267	$108,577	$142,267
10	64	61	$10,000(G)	$5,482 (G)	$5,482	$0	$103,261	$0	$152,267 (G)	$118,577 (G)	$152,267

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Contract Year	Primary Annuitant's Age on APD*	Spousal Annuitant's Age on APD	Contribu-tions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
11	65	62		$5,482	$5,482	$0	$99,005	$0	$152,267	$118,577	$152,267
12	66	63		$5,482	$5,482	$0	$89,756	$0	$152,267	$118,577	$152,267
13	67	64		$5,482	$5,482	$0	$86,262	$0	$152,267	$118,577	$152,267
14	68	65		$5,482	$6,000 (H)	$967 (H)	$81,060	$0	$151,300 (H)	$117,610 (H)	$151,300
15	69	66		$5,447 (H)	$5,447	$0	$76,632	$0	$151,300	$117,610	$151,300
16	70	67		$5,447	$5,447	$0	$74,459	$0	$151,300	$117,610	$151,300
17	71	68		$5,447	$5,447	$0	$69,965	$0	$151,300	$117,610	$151,300
18	72	69		$5,447	$5,447	$0	$63,327	$0	$151,300	$117,610	$151,300
19	73	70		$5,447	$5,447	$0	$54,922	$0	$151,300	$117,610	$151,300
20	74	71		$5,447	$5,447	$0	$51,881	$0	$151,300	$117,610	$151,300
21	75	72		$5,447	$5,447	$0	$46,124	$0	$151,300	$117,610	$151,300
22	76	73		$5,447	$5,447	$0	$42,269	$0	$151,300	$117,610	$151,300
23	77	74		$5,447	$5,447	$0	$38,298	$0	$151,300	$117,610	$151,300
24	78	75		$5,447	$5,447	$0	$31,528	$0	$151,300	$117,610	$151,300
25	79	76		$5,447	$5,447	$0	$24,713	$0	$151,300	$117,610	$151,300
26	80	77		$5,447	$5,447	$0	$18,733	$0	$151,300	$117,610	$151,300
27	81	78		$5,447	$5,447	$0	$14,431	$0	$151,300	$117,610	$151,300
28	82	79		$5,447	$5,447	$0	$9,626	$0	$151,300	$117,610	$151,300
29	83	80		$5,447	$5,447	$0	$4,195	$0	$151,300	$117,610	$151,300
30	84	81		$5,447 (I)	$5,447	$0	$0	$0	$151,300	$117,610	$151,300
31+	85	82		$5,447	$5,447	$0	$0	$0	$151,300	$117,610	$151,300
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.

(C) A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 7 because no withdrawals were taken during those Contract Years. The Roll-Up amount is the Roll-Up Percentage, which is 7.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Roll-Up in Contract Year 1 is calculated as follows:

•	7.00% (Roll-Up Percentage) x $100,000 (total contributions) – 7.00% (Roll-Up Percentage) x $0 (total withdrawals) = $7,000 Roll-Up amount. This calculation is the same in each of the 7 years.

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The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000+ $7,000 = $107,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $107,000+ $7,000 = $114,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $114,000+ $7,000 = $121,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $121,000+ $7,000 = $128,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $128,000+ $7,000 = $135,000; the Roll-Up Base after the Roll-Up in Contract Year 6 is $135,000+ $7,000 = $142,000; the Roll-Up Base after the Roll-Up in Contract Year 7 is $142,000+ $7,000 = $149,000.

(D) In Contract Year 1, the Step-Up Base increases to $107,500 because the hypothetical Account Value ($107,500) is larger than the Step-Up Base in Contract Year 1 ($100,000). After the Step-Up, the Step-Up Base ($107,500) is larger than the Roll-Up Base ($107,000) and therefore the Benefit Base is equal to the Step-Up Base of $107,500. In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years' Step-Up Base, however the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base in each Contract Year. In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E) In Contract Year 8, the younger spouse has not yet reached age 60, which means it is prior to the LPA Eligibility Date. Therefore, the entire $5,000 withdrawal is a Nonguaranteed Withdrawal. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $110,653, equal to the Account Value after withdrawal ($105,653) plus the withdrawal amount ($5,000). It is calculated as follows:

•	$5,000 (Nonguaranteed Withdrawal amount) x 1.34655 ($149,000 Benefit Base divided by $110,653 Account Value) = $6,733 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and the Step-Up Base (and therefore the Benefit Base) are reduced by the amount of the Adjusted Nonguaranteed Withdrawal:

•	$149,000 Roll-Up Base - $6,733 Adjusted Nonguaranteed Withdrawal amount = $142,267 Roll-Up Base after the Nonguaranteed Withdrawal

•	$115,310 Step-Up Base - $6,733 Adjusted Nonguaranteed Withdrawal amount = $108,577 Step-Up Base after the Nonguaranteed Withdrawal

(F) In Contract Year 9, the LPA is determined, since this is the first withdrawal on or after the LPA Eligibility Date. The LPA is the Withdrawal Percentage times the Benefit Base times the Spousal Factor:

•	4.0% (Withdrawal Percentage) x $142,267 (Benefit Base) x 90% (Spousal Factor) = $5,122 (LPA)

(G) The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Roll-Up Base and Step-Up Base (and therefore the Benefit Base) dollar-for-dollar.

•	$142,267 Roll-Up Base + $10,000 additional contribution amount = $152,267 Roll-Up Base after the additional contribution.

•	$108,577 Step-Up Base + $10,000 additional contribution amount = $118,577 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Benefit Base after the additional contribution:

•	4.0% (Withdrawal Percentage) X $152,267 (Benefit Base) x 90% (Spousal Factor) = $5,482 (LPA)

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(H) In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $518 ($6,000 amount withdrawn - $5,482 LPA) is taken. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $81,578, equal to the Account Value after withdrawal ($81,060) plus the Nonguaranteed Withdrawal amount ($518).It is calculated as follows:

•	$518 (Nonguaranteed Withdrawal amount) x 1.86652 ($152,267 Benefit Base divided by $81,578 Account Value) = $967 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•	$152,267 Roll-Up Base - $967 Adjusted Nonguaranteed Withdrawal amount = $151,300 Roll-Up Base after the Nonguaranteed Withdrawal.

•	$118,577 Step-Up Base - $967 Adjusted Nonguaranteed Withdrawal amount = $117,610 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0%, multiplied by the Benefit Base after the withdrawal, multiplied by the 90% Spousal Factor: $151,300 x 4.0% x 90% = $5,447.

(I) In Contract Year 30, the Account Value is reduced to zero; however the Benefit Base is greater than zero. Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue for as long as either the Primary Annuitant or Spousal Annuitant is alive.

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Example #2
This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Roll-Ups have been applied. It also illustrates the termination of the Rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal. All amounts in the table are rounded to the nearest $1.00 in this example.

Assumptions:

•	Annuitant's age on the Contract Date = 59

•	Initial contribution = $100,000; no additional contributions

•	Withdrawals equal to LPA in Contract Years 6-11 and 13

•	Nonguaranteed Withdrawal in Contract Year 12 in the amount of $18,784

•	Full Account Value withdrawn in Contract Year 14

•	No withdrawals were taken that would result in withdrawal charges under the contract.

•	The contract is not a Qualified Annuity contract.

•	The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant's Age on APD*	Contributions	LPA	Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Roll-Up	Roll-Up Base	Step-Up Base	Benefit Base at end of APD (B)
1	59	$100,000	N/A	$0	$0	$99,000	$7,000 (C)	$107,000 (C)	$100,000 (D)	$107,000
2	60		N/A	$0	$0	$98,010	$7,000 (C)	$114,000 (C)	$100,000	$114,000
3	61		N/A	$0	$0	$95,070	$7,000(C)	$121,000 (C)	$100,000	$121,000
4	62		N/A	$0	$0	$92,218	$7,000(C)	$128,000 (C)	$100,000	$128,000
5	63		N/A	$0	$0	$91,295	$7,000 (C)	$135,000 (C)	$100,000	$135,000
6	64		$5,400 (E)	$5,400(E)	$0	$99,408	$0	$135,000	$100,000	$135,000
7	65		$5,400	$5,400	$0	$115,482	$0	$135,000	$115,482(F)	$135,000
8	66		$5,400	$5,400	$0	$128,317	$0	$135,000	$128,317	$135,000
9	67		$6,216(G)	$6,216	$0	$138,143	$0	$135,000	$138,143(G)	$138,143(G)
10	68		$6,216	$6,216	$0	$121,175	$0	$135,000	$138,143	$138,143
11	69		$6,216	$6,216	$0	$99,880	$0	$135,000	$138,143	$138,143
12	70		$6,216	$25,000 (H)	$42,868	$41,748	$0	$92,132(H)	$95,275(H)	$95,275
13	71		$4,287(H)	$4,287	$0	$38,168	$0	$92,132	$95,275	$95,275
14	72		$4,287	$38,168 (I)	N/A	$0	$0	$0	$0	$0
15	73		$0	$0	$0	$0	$0	$0	$0	$0
*APD = Annual Processing Date
(A) The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B) The Benefit Base is always the greater of the Roll-Up Base and Step-Up Base.

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(C) A Roll-Up was added to the Roll-Up Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years. The Roll-Up amount is the Roll-Up Percentage, which is 7.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Roll-Up in Contract Year 1 is calculated as follows:

•	7.00% (Roll-Up Percentage) x $100,000 (total contributions) – 7.00% (Roll-Up Percentage) x $0 (total withdrawals) = $7,000 Roll-Up amount. This calculation is the same in each of the 5 years.

The Roll-Up Base after the Roll-Up in Contract Year 1 is $100,000+ $7,000 = $107,000; the Roll-Up Base after the Roll-Up in Contract Year 2 is $107,000+ $7,000 = $114,000; the Roll-Up Base after the Roll-Up in Contract Year 3 is $114,000+ $7,000 = $121,000; the Roll-Up Base after the Roll-Up in Contract Year 4 is $121,000+ $7,000 = $128,000; the Roll-Up Base after the Roll-Up in Contract Year 5 is $128,000+ $7,000 = $135,000.

(D) In Contract Years 1-6, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E) In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary. The LPA is the Withdrawal Percentage times the Benefit Base:

•	4.0% (Withdrawal Percentage) x $135,000 (Benefit Base) = $5,400 (LPA)

(F) In Contract Year 7, the Step-Up Base increases to $115,482 because the hypothetical Account Value ($115,482) is larger than the Step-Up Base in Contract Year 1($100,000). However, the Benefit Base is not affected because the Roll-Up Base is higher than the Step-Up Base.

(G) In Contract Year 9, the Step-Up Base increases to $138,143 because the hypothetical Account Value ($138,143) is larger than the previous Step-Up Base ($100,000). After the Step-Up, the Step-Up Base ($138,143) is larger than the Roll-Up Base ($135,000) and therefore the Benefit Base is equal to the Step-Up Base of $138,143. Because the Annuitant’s attained age is 67, she has crossed into a new Withdrawal Percentage Age Band and is eligible for an increased withdrawal percentage of 4.5%. The LPA is recalculated as:

•	4.5% (Withdrawal Percentage) x $138,143 (Benefit Base) = $6,216 (LPA)

(H) A Nonguaranteed Withdrawal in the amount of $18,784 ($25,000 amount withdrawn - $6,216 LPA) is taken in Contract Year 12. The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Benefit Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal. For this calculation, the Account Value before the withdrawal is $60,532, equal to the Account Value after withdrawal ($41,748) plus the Nonguaranteed Withdrawal amount ($18,784). It is calculated as follows:

•	$18,784 (Nonguaranteed Withdrawal amount) x 2.28215 ($138,143 Benefit Base divided by $60,532 Account Value) = $42,868 (Adjusted Nonguaranteed Withdrawal amount)

The Roll-Up Base and Step-Up Base (and therefore the Benefit Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•	$135,000 Roll-Up Base - $42,868 Adjusted Nonguaranteed Withdrawal amount = $92,132 Roll-Up Base after the Nonguaranteed Withdrawal

•	$138,143 Step-Up Base - $42,868 Adjusted Nonguaranteed Withdrawal amount = $95,275 Step-Up Base after the Nonguaranteed Withdrawal

Pinnacle V (post 1-1-12) National Integrity	95

The LPA is recalculated after the withdrawal as 4.5% of the Benefit Base after the withdrawal: $95,275 x 4.5% = $4,287.

(I) A Nonguaranteed Withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and annuity contract terminate

Pinnacle V (post 1-1-12) National Integrity	96

Appendix F

Total Annual Portfolio Operating Expense Table

Portfolio	Management Fees	12b-1 Fee	Other Expens-es	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimburse-ments	Total Annual Expenses after Fee Waivers/ Reimburse-ments
American Funds I.S. Bond, Class 4	0.36%	0.25%	0.27%	N/A	0.88%	N/A	0.88%
American Funds I.S. Capital Income Builder, Class 4	0.50%	0.25%	0.29%	N/A	1.04%	N/A	1.04%
American Funds I.S. Global Growth, Class 4	0.53%	0.25%	0.28%	N/A	1.06%	N/A	1.06%
American Funds I.S. Growth, Class 4	0.33%	0.25%	0.27%	N/A	0.85%	N/A	0.85%
American Funds I.S. Growth-Income, Class 4	0.27%	0.25%	0.27%	N/A	0.79%	N/A	0.79%
American Funds I.S. Managed Risk Asset Allocation, Class P2 [1]	0.15%	0.25%	0.28%	0.27%	0.95%	0.05%	0.90%
American Funds I.S. New World, Class 4	0.72%	0.25%	0.31%	N/A	1.28%	N/A	1.28%
BlackRock Capital Appreciation V.I., Class III [2]	0.65%	0.25%	0.28%	N/A	1.18%	0.12%	1.06%
BlackRock Global Allocation V.I., Class III [2]	0.63%	0.25%	0.24%	N/A	1.12%	0.13%	0.99%
BlackRock High Yield V.I., Class III [2]	0.52%	0.25%	0.23%	0.01%	1.01%	0.08%	0.93%
BlackRock Total Return V.I., Class III [2]	0.47%	0.25%	0.29%	0.01%	1.02%	0.08%	0.94%
Columbia VP – Mid Cap Value, Class 1 [3]	0.82%	0.00%	0.12%	N/A	0.94%	0.09%	0.85%
Columbia VP – Small Cap Value, Class 2	0.87%	0.25%	0.11%	N/A	1.23%	N/A	1.23%
Deutsche Small Cap Index VIP, Class B [5]	0.35%	0.25%	0.18%	N/A	0.78%	0.07%	0.71%
Fidelity VIP Asset Manager, Service Class 2 [6]	0.50%	0.25%	0.12%	0.01%	0.88%
Fidelity VIP Balanced, Service Class 2	0.40%	0.25%	0.11%	N/A	0.76%
Fidelity VIP Contrafund®, Service Class 2	0.55%	0.25%	0.08%	N/A	0.88%
Fidelity VIP Disciplined Small Cap, Service Class 2	0.70%	0.25%	0.16%	N/A	1.11%
Fidelity VIP Equity-Income, Service Class 2 [6]	0.45%	0.25%	0.09%	0.05%	0.84%
Fidelity VIP Freedom 2010, Service Class 2 [6]	N/A	0.25%	N/A	0.54%	0.79%
Fidelity VIP Freedom 2015, Service Class 2 [6]	N/A	0.25%	N/A	0.57%	0.82%
Fidelity VIP Freedom 2020, Service Class 2 [6]	N/A	0.25%	N/A	0.60%	0.85%
Fidelity VIP Freedom 2025, Service Class 2 [6]	N/A	0.25%	N/A	0.62%	0.87%
Fidelity VIP Freedom 2030, Service Class 2 [6]	N/A	0.25%	N/A	0.66%	0.91%
Fidelity VIP Government Money Market, Initial Class	0.17%	N/A	0.08%	N/A	0.25%

Pinnacle V (post 1-1-12) National Integrity	97

Portfolio	Management Fees	12b-1 Fee	Other Expens-es	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimburse-ments	Total Annual Expenses after Fee Waivers/ Reimburse-ments
Fidelity VIP Growth, Service Class 2	0.55%	0.25%	0.09%	N/A	0.89%
Fidelity VIP High Income, Service Class 2	0.56%	0.25%	0.12%	N/A	0.93%
Fidelity VIP Index 500, Service Class 2	0.05%	0.25%	0.06%	N/A	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.31%	0.25%	0.10%	N/A	0.66%
Fidelity VIP Mid Cap, Service Class 2	0.55%	0.25%	0.08%	N/A	0.88%
Fidelity VIP Overseas, Service Class 2	0.67%	0.25%	0.13%	N/A	1.05%
Fidelity VIP Target Volatility, Service Class 2 [6,7]	0.30%	0.25%	0.02%	0.60%	1.17%	0.15%	1.02%
FT Franklin Growth and Income VIP, Class 2 [8,9]	0.63%	0.25%	0.07%	N/A	0.95%	0.06%	0.89%
FT Franklin Income VIP, Class 2 [10]	0.45%	0.25%	0.02%	0.02%	0.74%	0.03%	0.71%
FT Franklin Large Cap Growth VIP, Class 2	0.75%	0.25%	0.05%	N/A	1.05%	N/A	1.05%
FT Franklin Mutual Shares VIP, Class 2	0.69%	0.25%	0.03%	N/A	0.97%	N/A	0.97%
FT Franklin Small Cap Value VIP, Class 2 [10]	0.63%	0.25%	0.03%	0.01%	0.92%	0.02%	0.90%
FT Templeton Foreign VIP, Class 2 [9,10]	0.78%	0.25%	0.04%	0.01%	1.08%	0.02%	1.06%
FT Templeton Global Bond VIP, Class 2 [10]	0.46%	0.25%	0.07%	0.02%	0.80%	0.05%	0.75%
FT Templeton Growth VIP, Class 2	0.78%	0.25%	0.04%	N/A	1.07%	N/A	1.07%
Guggenheim VT Global Managed Futures Strategy [11]	0.97%	0.00%	0.72%	0.10%	1.79%	0.07%	1.72%
Guggenheim VT Long Short Equity	0.90%	0.00%	1.32%	N/A	2.22%	N/A	2.22%
Guggenheim VT Multi-Hedge Strategies [11]	1.19%	0.00%	1.08%	0.19%	2.46%	0.04%	2.42%
Invesco V.I. American Franchise, Series II [12]	0.68%	0.25%	0.21%	N/A	1.14%	N/A	1.14%
Invesco V.I. American Value, Series II [12]	0.72%	0.25%	0.22%	0.06%	1.25%	N/A	1.25%
Invesco V.I. Comstock, Series II [13]	0.56%	0.25%	0.22%	0.01%	1.04%	0.01%	1.03%
Invesco V.I. International Growth, Series II 12, 14	0.71%	0.25%	0.21%	0.01%	1.18%	0.01%	1.17%
Invesco V.I. Mid Cap Growth, Series II	0.75%	0.25%	0.28%	N/A	1.28%	N/A	1.28%
Morgan Stanley VIF Emerging Markets Debt, Class II [15]	0.75%	0.25%	0.33%	N/A	1.33%	0.20%	1.13%
Morgan Stanley VIF Emerging Markets Equity, Class II [16]	0.85%	0.25%	0.46%	N/A	1.56%	0.26%	1.30%
Morgan Stanley VIF U.S. Real Estate, Class II [17]	0.80%	0.25%	0.26%	N/A	1.31%	0.11%	1.20%
PIMCO VIT All Asset, Advisor Class [18,19]	0.43%	0.25%	0.00%	0.83%	1.51%	0.14%	1.37%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class [19,20]	0.74%	0.25%	0.29%	0.14%	1.42%	0.14%	1.28%
PIMCO VIT Foreign Bond, Advisor Class (US Dollar Hedged) [21]	0.75%	0.25%	0.03%	N/A	1.03%	N/A	1.03%

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Portfolio	Management Fees	12b-1 Fee	Other Expens-es	Acquired Funds Fees and Expenses	Total Annual Expenses	Contractual Fee Waivers/ Reimburse-ments	Total Annual Expenses after Fee Waivers/ Reimburse-ments
PIMCO VIT Long-Term U.S. Government, Advisor Class [22]	0.48%	0.25%	0.09%	N/A	0.82%	N/A	0.82%
PIMCO VIT Low Duration, Advisor Class	0.50%	0.25%	0.00%	N/A	0.75%	N/A	0.75%
PIMCO VIT Real Return, Advisor Class [23]	0.50%	0.25%	0.26%	N/A	1.01%	N/A	1.01%
PIMCO VIT Total Return, Advisor Class [24]	0.50%	0.25%	0.01%	N/A	0.76%	N/A	0.76%
TOPS Managed Risk Moderate Growth ETF, Class 3 [25]	0.30%	0.35%	0.10%	0.20%	0.95%	N/A	0.95%
Touchstone VST Active Bond [26]	0.40%	0.00%	0.50%	0.01%	0.91%	0.00%	0.91%
Touchstone VST Focused [27]	0.70%	0.00%	0.47%	N/A	1.17%	0.00%	1.17%
Touchstone VST Large Cap Core Equity [28]	0.65%	0.00%	0.52%	N/A	1.17%	0.11%	1.06%
Touchstone VST Aggressive ETF [28]	0.25%	0.00%	0.65%	0.12%	1.02%	0.15%	0.87%
Touchstone VST Conservative ETF [28]	0.25%	0.00%	0.65%	0.12%	1.02%	0.15%	0.87%
Touchstone VST Moderate ETF [28]	0.25%	0.00%	0.57%	0.12%	0.94%	0.07%	0.87%

(1)
The investment adviser is currently waiving a portion of its management fee equal to 0.05% of the fund’s net assets. In addition, the investment adviser is currently reimbursing a portion of the other expenses. This waiver and reimbursement will be in effect through at least May 1, 2018, unless modified or terminated by the fund’s board. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. The waiver may only be modified or terminated with the approval of the fund’s board.

(2)
As described in the “Management of the Funds” section of the fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding dividend expense, interest expense, acquired fund fees and expenses and certain other fund expenses) to 1.50% of average daily net assets through April 30, 2018. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.08% for the Capital Appreciation V.I. Fund, Class III, 0.07% for the Global Allocation V.I. Fund, Class III, 0.05% for the High Yield V.I. Fund, Class III, and 0.06% for the Total Return V.I. Fund, Class III, of average daily net assets until April 30, 2018. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the fund or by a vote of a majority of the outstanding voting securities of the fund.

(3)
The fund's advisor and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses through April 30, 2018, unless sooner terminated at the sole discretion of the fund's board of trustees. Under this agreement, the fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.85%.

(4)	Reserved.

(5)
Through April 30, 2018, the fund’s advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio's total annual operating expenses at a ratio no higher than 0.71% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense. The agreement may only be terminated with the consent of the fund's board.

(6)	Expenses stated above differ from the ratios of expenses to average net assets in the Financial Highlights section of the fund’s prospectus because of acquired fund fees and expenses.

(7)
The advisor has contractually agreed to waive 0.05% of the fund’s management fee. This arrangement will remain in effect through April 30, 2018. In addition, the advisor has contractually agreed to reimburse 0.10% of class-level expenses for Service Class and Service Class 2. This arrangement will remain in effect for at least one year from the effective date of the fund’s prospectus and will remain in effect thereafter as long as Service Class and Service Class 2 continue to be sold to unaffiliated

Pinnacle V (post 1-1-12) National Integrity	99

insurance companies. If Service Class and Service Class 2 are no longer sold to unaffiliated insurance companies, the advisor, in its sole discretion, may discontinue the arrangement.

(8)	Management fees and other expenses have been restated to reflect increased fees due to a decline in the assets of the fund as a result of shareholder redemptions.

(9)
The investment manager has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, and certain non-routine expenses) do not exceed 0.66% until April 30, 2018.

(10)	The investment manager has contractually agreed in advance to reduce its fees as a result of the fund's investment in a Franklin Templeton money market fund for the next 12 month period.

(11)
The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by a specified subsidiary. This undertaking will continue in effect for so long as the fund invests in the subsidiary, and may be terminated only with the approval of the fund’s board of trustees.

(12)	"Other Expenses" have been restated to reflect current fees.

(13)
The fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Series II shares to 1.03% of the fund’s average daily net assets. In determining the adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items including litigation expenses; (v) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Unless the adviser continues the fee waiver agreement, it will terminate on April 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limit without approval of the fund's board of trustees.

(14)
The fund’s adviser has contractually agreed to waive a portion of the fund’s management fee in an amount equal to the net management fee that the adviser earns on the fund’s investments in certain affiliated funds, which will have the effect of reducing acquired fund fees and expenses. Unless the adviser continues the fee waiver agreement, it will terminate on June 30, 2018. During its term, the fee waiver agreement cannot be terminated or amended to reduce the advisory fee waiver without approval of the fund's board of trustees.

(15)
The fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. This fee waiver will continue for at least one year or until such time as the Board of Directors of the Morgan Stanley Variable Insurance Fund, Inc. acts to discontinue all or a portion of such waiver when it deems such action is appropriate.

(16)
The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective September 30, 2016. The fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.30%. In addition, the fund's "Distributor," Morgan Stanley Distribution, Inc., has agreed to waive 0.20% of the 0.25% 12b-1 fee that it may receive. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of the Morgan Stanley Variable Insurance Fund, Inc. acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

(17)
The fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20%. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Board of Directors of the Morgan Stanley Variable Insurance Fund, Inc. acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

(18)
Acquired fund fees and expenses include interest expense of the underlying PIMCO funds of 0.05%. Interest expense can result from certain transactions with underlying PIMCO funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the underlying PIMCO funds, the total annual portfolio operating expense after fee waiver and/or expenses reimbursement is 1.315% for the Advisor Class shares. The advisor has contractually agreed, through May 1, 2018, to reduce its advisory fee to the extent that the underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO funds. The advisor may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above.

(19)
Total annual portfolio operating expenses do not match the ratio of expenses to average net assets of the portfolio as set forth in the Financial Highlights table of the Portfolio’s prospectus, because the ratio of expenses to average net assets excluding waivers reflects the operating expenses of the portfolio and does not include acquired fund fees and expenses.

(20)
"Other Expenses” include interest expense of 0.29%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, the total annual portfolio operating expense is 1.13% for the Advisor Class shares. The advisor has contractually agreed to waive the portfolio’s advisory fee

Pinnacle V (post 1-1-12) National Integrity	100

and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) to the advisor. The Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place.

(21)
"Other Expenses” include interest expense of 0.03%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, the total annual portfolio operating expense is 1.00% for the Advisor Class shares.

(22)
"Other Expenses” include interest expense of 0.09%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, the total annual portfolio operating expense is 0.725% for the Advisor Class shares.

(23)
"Other Expenses” include interest expense of 0.26%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, the total annual portfolio operating expense is 0.75% for the Advisor Class shares.

(24)
Other Expenses” include interest expense of 0.01%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, the total annual portfolio operating expense is 0.75% for the Advisor Class shares

(25)
Other expenses are contractually limited to 0.10%. Acquired fund fees and expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the portfolio's financial highlights in the portfolio’s prospectus because the financial statements include only the direct operating expenses incurred by the portfolio.

(26)	Expenses shown do not reflect Touchstone Advisors recoupment of previously waived or reimbursed expenses of the fund of $11,946 or 0.02% of average daily net assets.

(27)
Expenses shown above do not reflect Touchstone Advisors recoupment of previously waived and/or reimbursed expenses of the fund of $21,633 or 0.04% of average daily net assets, and may differ from the expenses shown in the fund’s annual report for the fiscal year ended December 31, 2016. The advisor and the trust have entered into an expense limitation agreement whereby the advisor will waive a portion of its fees or reimburse certain fund expenses (excluding dividend and interest expense related to short sales, interest, taxes, brokerage commissions and other transaction costs, portfolio transactions and investment related expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of acquired fund fees and expenses, if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to 1.21% of average daily net assets. This contractual expense limitation is effective through April 29, 2018, but can be terminated by a vote of the fund’s board of trustees if it deems the termination beneficial to the shareholders. The terms of the contractual expense limitation agreement provide the advisor is entitled to recoup, subject to approval by the fund’s board, such amounts waived or reimbursed for a period of up to three years from the year in which the advisor reduced its compensation or assumed expenses for the fund. No recoupment will occur unless the fund’s operating expenses are below the lesser of the expense limitation amount in effect at the time of the waiver or reimbursement.

(28)
The advisor and the trust have entered into an expense limitation agreement whereby the advisor will waive a portion of its fees or reimburse certain fund expenses (excluding dividend and interest expense related to short sales, interest, taxes, brokerage commissions and other transaction costs, portfolio transactions and investment related expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of acquired fund fees and expenses, if any, and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual fund operating expenses to the amount listed in the table above in the column titled “Total Annual Expenses after Fee Waivers/Reimbursements,” plus acquired fund fees and expenses. This contractual expense limitation is effective through April 29, 2018, but can be terminated by a vote of the fund’s board of trustees if it deems the termination beneficial to the shareholders. The terms of the contractual expense limitation agreement provide the advisor is entitled to recoup, subject to approval by the fund’s board, such amounts waived or reimbursed for a period of up to three years from the year in which the advisor reduced its compensation or assumed expenses for the fund. No recoupment will occur unless the fund’s operating expenses are below the lesser of the expense limitation amount in effect at the time of the waiver or reimbursement.

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Pinnacle V (post 1-1-12) National Integrity	102

To request a copy of the Statement of Additional Information for the National Integrity Life Pinnacle V (post 1-1-12), dated May 1, 2017, remove this page and mail it to us at the Administrative Office listed in the glossary, or call us at the number listed in the glossary.

Name:_____________________________ Phone: ____________________________	Address:______________________________ ______________________________________

Pinnacle V (post 1-1-12) National Integrity	103

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2017

Pinnacle (before April 30, 1998)
Pinnacle III (May 1, 1998 to December 31, 2002)
Pinnacle IV (January 1, 2002 to April 30, 2007)
Pinnacle V (May 1, 2007 to December 31, 2011)
Pinnacle V (post 1-1-12)
Deferred Flexible Premium Variable Annuities
Issued By National Integrity Life Insurance Company
Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the applicable variable annuity prospectus dated May 1, 2017.

A copy of the prospectuses to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, PO Box 5720 Cincinnati, Ohio 45201-5720, or by calling 1-800-433-1778.

Table of Contents	Page
General Information and History........................................................................................................................	1
Administration and Distribution of the Contracts...............................................................................................	1
Performance Data and Illustrations...................................................................................................................	2
Distributions from Tax-Favored Retirement Programs......................................................................................	4
Financial Statements........................................................................................................................................	4

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The administrative office is located at 400 Broadway, Cincinnati, Ohio 45202. National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888. WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration
National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts). National Integrity has entered into Service Agreements with Integrity and WSLIC to provide certain services, including administrative services for the Separate Account and the Contracts. Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian
National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter
Touchstone Securities, Inc. (Touchstone Securities), 400 Broadway , Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts. Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA). The Contracts are offered through Touchstone Securities on a continuous basis. The amount of distribution allowances paid to Touchstone Securities from National Integrity for underwriting its variable annuities was $2,334,793 in 2016, $3,492,143 in 2015, and $3,847,204 in 2014. Touchstone Securities did not retain distribution allowances during these years.

Sales
The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives. We may make payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers' sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts. The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm. Not all broker-dealers receive additional compensation and the amount of compensation varies by firm. These payments could be significant to a firm, and could create a conflict of interest between the firm or representative and the customer. These payments could provide incentive to a firm or representative to recommend a Contract that is not in a customer’s best interest. We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and National Integrity during the last calendar year.

Arvest Wealth Management	Hancock Investment Services, Inc.
Bancwest Investment Services, Inc.	Infinex Investments, Inc.
Cetera Investment Services LLC	LPL Financial Corporation
CUSO Financial Services, L.P.	US Bancorp Investments, Inc.
Fifth Third Securities, Inc.

Performance Data and Illustrations

We may provide performance information and illustrations using performance information. Performance information may be based on historical returns of the Variable Account Options. At any time in the future, performance will likely be higher or lower than in the past. Historical performance does not predict future results.

Performance Data
In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units. Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis. Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown. Premium taxes, if applicable, are not reflected. Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating

2

the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option's performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown. Average annual returns are calculated using this formula:
P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date, which represents the date the Variable Account Option was available in the Contract. Standardized returns reflect the standard death benefit and the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider (GLIA) is not included. If the cost of the GLIA Rider were included, the returns would be lower.

Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract. Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include the standard death benefit and Contract expenses. Two sets of non-standardized returns may be presented, each reflecting the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge. One set also reflects the withdrawal charge. The cost of the optional Guaranteed Lifetime Income Advantage Rider is not included. If the cost of the GLIA Rider were included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time. In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year. The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option. Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:
Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations
National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations. The illustrations may include contract values and returns for some or all of the Variable Account Options. Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions from Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions. Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires. Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70 ½. Owners of Roth IRAs are not required to take distributions during their lifetime. Distribution from certain TSA plans can be deferred until age 75. After death, distribution rules apply to traditional and Roth IRAs. If you do not take mandatory distributions, you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.

Distributions from qualified plans (other than traditional IRAs) in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions. All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made. It is therefore your responsibility to comply with the minimum distribution rules. You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice. The rules governing the provisions of plans are extremely complex and often difficult to comprehend. If you do not fully comply with all rules, which are subject to change, you may suffer adverse tax consequences. You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2016, and for the periods indicated in the financial statements, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent auditors, as set forth in their reports included thereon. These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts. You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policyholders dated March 3, 2000. You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company
Year Ended December 31, 2016
With Report of Independent Registered
Public Accounting Firm

Separate Account I
of
National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2016

2

Report of Independent Registered Public Accounting Firm

The Contract Owners of Separate Account I of National Integrity Life Insurance Company and
The Board of Directors of National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of the subaccounts of Separate Account I of National Integrity Life Insurance Company (the “Separate Account”) (comprising the subaccounts included in these financial statements) as of December 31, 2016, and the related statements of operations for the year then ended, and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2016, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2016, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the statement of changes in net assets for the year ended December 31, 2015 has been restated for two subaccounts to correct errors related to contract terminations and benefits and net transfers among investment options. Also, the total return within the financial highlights in the footnotes related to the year ended December 31, 2014 has been restated for two subaccounts to disclose the correct total return.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2017

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AdvantEdge )	$416,396	$(6)	$416,390	$14.40	28,913
Touchstone Aggressive ETF (AnnuiChoice ®)	408,953	(2)	408,951	17.80	22,969
Touchstone Aggressive ETF (AnnuiChoice II )	451,666	(5)	451,661	21.16	21,343
Touchstone Aggressive ETF (GrandMaster flex3 )	1,098,715	—	1,098,715	16.64	66,018
Touchstone Aggressive ETF (Grandmaster )	271,286	—	271,286	17.06	15,905
Touchstone Aggressive ETF (IQ Annuity )	704,247	(2)	704,245	16.85	41,799
Touchstone Aggressive ETF (Pinnacle )	692,843	1	692,844	17.06	40,620
Touchstone Aggressive ETF (Pinnacle IV )	867,119	(2)	867,117	16.85	51,465
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E )	143,305	1	143,306	15.59	9,192
Touchstone Aggressive ETF (Pinnacle Plus )	161,195	(1)	161,194	16.40	9,830
Touchstone Aggressive ETF (Pinnacle V )	878,471	(2)	878,469	20.51	42,826
Touchstone Conservative ETF (AdvantEdge )	120,357	—	120,357	12.93	9,307
Touchstone Conservative ETF (AnnuiChoice II )	342,780	3	342,783	15.04	22,789
Touchstone Conservative ETF (AnnuiChoice )	11,365	(1)	11,364	15.56	730
Touchstone Conservative ETF (GrandMaster flex3 )	608,290	(1)	608,289	14.55	41,818
Touchstone Conservative ETF (Grandmaster )	176,357	2	176,359	14.91	11,830
Touchstone Conservative ETF (IQ Annuity )	1,417,043	3	1,417,046	14.73	96,229
Touchstone Conservative ETF (Pinnacle )	438,970	1	438,971	14.91	29,445
Touchstone Conservative ETF (Pinnacle IV )	1,178,185	2	1,178,187	14.73	80,006
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E )	245,261	—	245,261	12.51	19,606
Touchstone Conservative ETF (Pinnacle Plus )	613,674	1	613,675	14.33	42,816
Touchstone Conservative ETF Fund (Pinnacle V )	2,343,634	—	2,343,634	14.58	160,746
Touchstone Active Bond (AdvantEdge )	225,638	1	225,639	12.60	17,909
Touchstone Active Bond (AnnuiChoice II )	86,748	—	86,748	13.84	6,268
Touchstone Active Bond (AnnuiChoice )	215,710	—	215,710	16.22	13,300
Touchstone Active Bond (GrandMaster flex3 )	131,035	1	131,036	14.49	9,045
Touchstone Active Bond (Grandmaster )	30,521	3	30,524	14.13	2,160
Touchstone Active Bond (IQ Annuity )	124,093	(1)	124,092	15.12	8,209
Touchstone Active Bond (Pinnacle )	249,557	(5)	249,552	14.98	16,654
Touchstone Active Bond (Pinnacle IV )	907,277	(2)	907,275	14.76	61,452
Touchstone Active Bond (Pinnacle Plus Reduced M&E )	176,597	1	176,598	11.14	15,851
Touchstone Active Bond (Pinnacle Plus )	191,282	(3)	191,279	13.40	14,276
Touchstone Active Bond (PinnacleV )	1,495,570	—	1,495,570	13.00	115,078
Touchstone GMAB Aggressive ETF (AnnuiChoice II )	165,787	1	165,788	20.19	8,209
Touchstone GMAB Aggressive ETF (Pinnacle IV )	284,706	1	284,707	19.73	14,433
Touchstone GMAB Aggressive ETF (Pinnacle V )	186,133	3	186,136	19.57	9,511
Touchstone GMAB Conservative ETF (Pinnacle IV )	79,500	(1)	79,499	14.02	5,670
Touchstone GMAB Conservative ETF (Pinnacle V )	152,676	(2)	152,674	13.91	10,976
Touchstone GMAB Moderate ETF (Pinnacle IV )	638,477	2	638,479	17.09	37,370
Touchstone GMAB Moderate ETF(Pinnacle V )	257,133	(2)	257,131	16.95	15,169
Touchstone Large Cap Core Equity (AdvantEdge )	145,341	(1)	145,340	15.50	9,377
Touchstone Large Cap Core Equity (AnnuiChoice II )	266,725	—	266,725	16.92	15,766
Touchstone Large Cap Core Equity (AnnuiChoice )	27,904	(2)	27,902	19.44	1,435
Touchstone Large Cap Core Equity (GrandMaster flex3 )	39,096	1	39,097	19.66	1,989
Touchstone Large Cap Core Equity (Grandmaster )	71,934	(1)	71,933	19.12	3,762
Touchstone Large Cap Core Equity (IQ Annuity )	394,798	—	394,798	18.76	21,045
Touchstone Large Cap Core Equity (Pinnacle )	1,283,882	1	1,283,883	19.93	64,429
Touchstone Large Cap Core Equity (Pinnacle IV )	351,033	1	351,034	19.63	17,879
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E )	54,910	(1)	54,909	20.17	2,722
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E )	141,565	—	141,565	17.85	7,931
Touchstone Large Cap Core Equity (Pinnacle Plus )	87,123	(2)	87,121	20.00	4,356
Touchstone Large Cap Core Equity (PinnacleV )	785,964	2	785,966	13.54	58,069
Touchstone Focused (AdvantEdge )	492,038	(7)	492,031	17.86	27,542
Touchstone Focused (AnnuiChoice II )	1,746,816	(6)	1,746,810	21.03	83,053
Touchstone Focused (AnnuiChoice )	483,060	—	483,060	33.83	14,281
Touchstone Focused (GrandMaster flex3 )	1,095,396	(7)	1,095,389	31.51	34,763
Touchstone Focused (Grandmaster )	658,228	1,056	659,284	26.67	24,683
Touchstone Focused (IQ Annuity )	2,744,901	1	2,744,902	33.80	81,203
Touchstone Focused (Pinnacle )	4,174,639	1,806	4,176,445	30.59	136,458
Touchstone Focused (Pinnacle IV )	2,950,631	105	2,950,736	30.14	97,891
Touchstone Focused (Pinnacle II Reduced M&E )	65,023	1	65,024	30.97	2,099
Touchstone Focused (Pinnacle Plus Reduced M&E )	698,816	(3)	698,813	18.90	36,970
Touchstone Focused (Pinnacle Plus )	404,955	5	404,960	30.43	13,309

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Focused (PinnacleV )	$3,086,281	$8	$3,086,289	$16.86	183,011
Touchstone Moderate ETF (AdvantEdge )	1,107,967	7	1,107,974	13.96	79,372
Touchstone Moderate ETF (AnnuiChoice II )	744,411	(2)	744,409	14.27	52,173
Touchstone Moderate ETF (AnnuiChoice )	230,845	(1)	230,844	17.06	13,529
Touchstone Moderate ETF (GrandMaster flex3 )	661,071	—	661,071	15.95	41,447
Touchstone Moderate ETF (Grandmaster )	147,713	(3)	147,710	16.35	9,036
Touchstone Moderate ETF (IQ Annuity )	1,299,630	3	1,299,633	16.15	80,489
Touchstone Moderate ETF (Pinnacle )	406,582	1	406,583	16.35	24,873
Touchstone Moderate ETF (Pinnacle IV )	1,293,145	(2)	1,293,143	16.15	80,085
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E )	676,416	(2)	676,414	14.23	47,544
Touchstone Moderate ETF (Pinnacle Plus )	506,961	(2)	506,959	15.72	32,258
Touchstone Moderate ETF (Pinnacle V )	1,600,462	3	1,600,465	13.77	116,189
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle )	880,231	3	880,234	15.55	56,623
Fidelity VIP Balanced (Grandmaster )	1,191,316	2	1,191,318	25.32	47,053
Fidelity VIP Overseas (Pinnacle )	83,760	4	83,764	8.89	9,419
Fidelity VIP Overseas (Pinnacle IV )	75,690	—	75,690	8.81	8,595
Fidelity VIP Equity-Income (Grandmaster )	8,835,873	471	8,836,344	87.12	101,417
Fidelity VIP Equity-Income (Pinnacle )	986,593	(9)	986,584	24.70	39,950
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E )	15,891	4	15,895	25.00	636
Fidelity VIP Growth (Grandmaster )	4,047,877	(2)	4,047,875	104.54	38,720
Fidelity VIP High Income (Grandmaster )	1,948,705	1	1,948,706	27.12	71,850
Fidelity VIP II Asset Manager (Grandmaster )	3,136,765	(5)	3,136,760	49.50	63,374
Fidelity VIP II Contrafund (Grandmaster )	8,580,521	(1)	8,580,520	68.28	125,663
Fidelity VIP II Contrafund (Pinnacle )	4,313,077	18	4,313,095	34.69	124,345
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E )	39,547	(1)	39,546	35.12	1,126
Fidelity VIP II Index 500 (Grandmaster )	2,829,264	(124)	2,829,140	56.64	49,951
Fidelity VIP II Index 500 (IQ3 )	29,738	(7)	29,731	56.64	525
Fidelity VIP II Index 500 (Pinnacle )	1,581,583	12	1,581,595	16.13	98,078
Fidelity VIP II Index 500 (Pinnacle IV )	1,391	(7)	1,384	15.97	87
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E )	24,840	13	24,853	16.33	1,522
Fidelity VIP II Investment Grade Bond (Pinnacle )	575,389	(2)	575,387	13.35	43,092
Fidelity VIP II Investment Grade Bond (Pinnacle IV )	533,691	—	533,691	13.22	40,363
Fidelity VIP II Investment Grade Bond (AnnuiChoice )	7,016	(1)	7,015	13.82	508
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 )	18,172	—	18,172	13.09	1,388
Fidelity VIP II Investment Grade Bond (Grandmaster )	960,939	2	960,941	35.62	26,978
Fidelity VIP II Investment Grade Bond (IQ Annuity )	27,939	—	27,939	13.22	2,113
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E )	71,323	(2)	71,321	11.30	6,313
Fidelity VIP Government Money Market IC (Pinacle )	734,402	(4)	734,398	9.80	74,977
Fidelity VIP Government Money Market IC (Pinacle II )	18,167	2	18,169	9.84	1,847
Fidelity VIP Government Money Market IC (Pinacle IV )	813,374	1	813,375	9.78	83,182
Fidelity VIP Government Money Market IC (Pinacle V )	564,688	(3)	564,685	9.76	57,848
Fidelity VIP Government Money Market IC (Pinnacle Plus )	3,012,627	7	3,012,634	9.74	309,260
Fidelity VIP Government Money Market IC (Pinnacle Plus Reduced M&E )	187,196	—	187,196	9.83	19,046
Fidelity VIP Government Money Market IC (GrandMaster )	1,220,053	(1)	1,220,052	9.80	124,558
Fidelity VIP Government Money Market IC (GrandMaster flex3 )	58,892	—	58,892	9.76	6,033
Fidelity VIP Government Money Market IC (AdvantEdge )	262,784	—	262,784	9.75	26,944
Fidelity VIP Government Money Market IC (AnnuiChoice )	174,047	(1)	174,046	9.85	17,663
Fidelity VIP Government Money Market IC (AnnuiChoice 2 )	148,849	(2)	148,847	9.83	15,144
Fidelity VIP Government Money Market IC (IQ3 )	812,457	2	812,459	9.78	83,088
Fidelity VIP Government Money Market (Varoom GLWB 3)*	28,079	—	28,079	9.95	2,821
Fidelity VIP Government Money Market (Varoom GLWB 5)*	5,203	1	5,204	9.93	524
Fidelity VIP Overseas (AnnuiChoice )	1,575	(2)	1,573	9.20	171
Fidelity VIP Overseas (Grandmaster flex3 )	29,041	—	29,041	8.72	3,330
Fidelity VIP Overseas (Grandmaster )	995,926	—	995,926	34.91	28,529
Fidelity VIP Overseas (IQ Annuity )	17,013	(4)	17,009	8.81	1,932
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	11,789	1	11,790	11.42	1,032
Fidelity VIP Overseas (Pinnacle Plus )	2,782	—	2,782	8.62	323
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle )	324,423	(2)	324,421	15.27	21,240
Fidelity VIP III Mid Cap (Grandmaster )	1,432,444	(1)	1,432,443	56.52	25,345
Fidelity VIP III Mid Cap (Pinnacle )	1,929,122	2	1,929,124	58.03	33,243
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E )	4,146	(2)	4,144	58.75	71
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 )	90,300	(3)	90,297	16.22	5,567
Fidelity VIP Asset Manager (AdvantEdge )	99,001	—	99,001	12.76	7,761
Fidelity VIP Asset Manager (AnnuiChoice II )	165,145	—	165,145	15.27	10,815
Fidelity VIP Asset Manager (AnnuiChoice )	54,684	(4)	54,680	17.94	3,048
Fidelity VIP Asset Manager (GrandMaster flex3 )	13,176	1	13,177	15.65	842

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle )	$28,261	$8	$28,269	$16.06	1,760
Fidelity VIP Asset Manager (Pinnacle IV )	154,725	2	154,727	15.86	9,759
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E )	49,508	(2)	49,506	13.09	3,783
Fidelity VIP Asset Manager (Pinnacle Plus )	21,454	2	21,456	16.12	1,331
Fidelity VIP Asset Manager (Pinnacle V )	328,493	(1)	328,492	13.21	24,859
Fidelity VIP Balanced (AdvantEdge )	333,939	1	333,940	15.25	21,891
Fidelity VIP Balanced (AnnuiChoice II )	1,439,785	1	1,439,786	17.10	84,220
Fidelity VIP Balanced (AnnuiChoice )	289,412	1	289,413	20.94	13,820
Fidelity VIP Balanced (GrandMaster flex3 )	84,710	(4)	84,706	20.46	4,141
Fidelity VIP Balanced (Grandmaster )	602,190	(2)	602,188	19.04	31,620
Fidelity VIP Balanced (IQ3 )	218,238	(1)	218,237	18.36	11,887
Fidelity VIP Balanced (Pinnacle )	300,836	(6)	300,830	19.04	15,796
Fidelity VIP Balanced (Pinnacle IV )	863,923	4	863,927	20.74	41,647
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E )	249,179	—	249,179	15.46	16,114
Fidelity VIP Balanced (Pinnacle Plus )	190,426	5	190,431	18.78	10,139
Fidelity VIP Balanced (Pinnacle V )	1,605,630	—	1,605,630	14.40	111,491
Fidelity VIP Contrafund (AdvantEdge )	1,324,279	3	1,324,282	15.55	85,149
Fidelity VIP Contrafund (AnnuiChoice II )	1,196,074	3	1,196,077	18.16	65,863
Fidelity VIP Contrafund (AnnuiChoice )	876,245	2	876,247	28.29	30,975
Fidelity VIP Contrafund (GrandMaster flex3 )	771,869	1	771,870	26.03	29,657
Fidelity VIP Contrafund (IQ Advisor Standard )	13,746	—	13,746	25.91	530
Fidelity VIP Contrafund (IQ3 )	1,526,189	3	1,526,192	23.80	64,127
Fidelity VIP Contrafund (Pinnacle IV )	3,245,953	4	3,245,957	27.26	119,070
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E )	759,680	1	759,681	17.97	42,271
Fidelity VIP Contrafund (Pinnacle Plus )	699,526	1	699,527	25.77	27,145
Fidelity VIP Contrafund (Pinnacle V )	7,606,159	5	7,606,164	15.18	501,040
Fidelity VIP Disciplined Small Cap (AnnuiChoice II )	302,217	(2)	302,215	16.54	18,268
Fidelity VIP Disciplined Small Cap (AnnuiChoice )	40,796	—	40,796	16.79	2,430
Fidelity VIP Disciplined Small Cap (GrandMaster )	14,001	1	14,002	16.22	863
Fidelity VIP Disciplined Small Cap (IQ Annuity )	83,210	—	83,210	16.06	5,180
Fidelity VIP Disciplined Small Cap (Pinnacle )	119,311	2	119,313	16.22	7,355
Fidelity VIP Disciplined Small Cap (Pinnacle IV )	48,760	2	48,762	16.06	3,035
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E )	2,396	—	2,396	20.89	115
Fidelity VIP Disciplined Small Cap (Pinnacle Plus )	45,630	(8)	45,622	15.72	2,903
Fidelity VIP Disciplined Small Cap (Pinnacle V )	397,384	(2)	397,382	16.01	24,817
Fidelity VIP Equity-Income (AnnuiChoice II )	395,153	(2)	395,151	15.58	25,366
Fidelity VIP Equity-Income (AdvantEdge )	163,485	(5)	163,480	14.67	11,142
Fidelity VIP Equity-Income (AnnuiChoice )	408,656	—	408,656	20.58	19,853
Fidelity VIP Equity-Income (GrandMaster flex3 )	144,082	—	144,082	20.18	7,142
Fidelity VIP Equity-Income (IQ3 )	413,361	1	413,362	18.18	22,741
Fidelity VIP Equity-Income (Pinnacle IV )	1,743,659	(1)	1,743,658	20.29	85,953
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E )	597,027	(3)	597,024	18.64	32,036
Fidelity VIP Equity-Income (Pinnacle Plus )	624,443	1	624,444	20.47	30,512
Fidelity VIP Equity-Income (Pinnacle V )	1,309,644	(2)	1,309,642	12.50	104,750
Fidelity VIP Freedom 2010 (Advantedge )	2,846	1	2,847	12.94	220
Fidelity VIP Freedom 2010 (AnnuiChoice II )	29,338	—	29,338	13.23	2,218
Fidelity VIP Freedom 2010 (GrandMaster flex3 )	7,954	—	7,954	12.72	625
Fidelity VIP Freedom 2010 (GrandMaster )	11,877	—	11,877	12.97	916
Fidelity VIP Freedom 2010 (Pinnacle )	101,547	(2)	101,545	12.97	7,830
Fidelity VIP Freedom 2010 (Pinnacle IV )	155,677	(1)	155,676	12.84	12,121
Fidelity VIP Freedom 2010 (Pinnacle Plus )	5,103	3	5,106	12.57	406
Fidelity VIP Freedom 2010 (Pinnacle V )	396,178	(1)	396,177	12.62	31,382
Fidelity VIP Freedom 2015 (AdvantEdge )	127,728	1	127,729	13.00	9,824
Fidelity VIP Freedom 2015 (AnnuiChoice II )	8,901	—	8,901	13.21	674
Fidelity VIP Freedom 2015 (GrandMaster flex3 )	8,004	(1)	8,003	12.70	630
Fidelity VIP Freedom 2015 (Pinnacle IV )	37,465	12	37,477	12.83	2,920
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E )	14,366	(2)	14,364	13.39	1,073
Fidelity VIP Freedom 2015 (Pinnacle Plus )	31,966	(3)	31,963	12.55	2,546
Fidelity VIP Freedom 2015 (Pinnacle V )	414,292	3	414,295	12.59	32,898
Fidelity VIP Freedom 2020 (AdvantEdge )	454	(1)	453	12.93	35
Fidelity VIP Freedom 2020 (AnnuiChoice II )	51,380	—	51,380	13.00	3,951
Fidelity VIP Freedom 2020 (GrandMaster )	11,309	—	11,309	12.75	887
Fidelity VIP Freedom 2020 (Pinnacle IV )	3,337	(14)	3,323	12.63	264
Fidelity VIP Freedom 2020 (Pinnacle V )	509,483	(3)	509,480	12.37	41,193
Fidelity VIP Freedom 2025 (Advantedge )	456	—	456	13.48	34
Fidelity VIP Freedom 2025 (Pinnacle IV )	8,040	(1)	8,039	13.12	613
Fidelity VIP Freedom 2025 (Pinnacle V )	775,159	(1)	775,158	12.85	60,345
Fidelity VIP Freedom 2030 (AnnuiChoice II )	70,971	—	70,971	13.12	5,409

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle IV )	$3,194	$4	$3,198	$12.74	251
Fidelity VIP Freedom 2030 (Pinnacle Plus )	972,108	7	972,115	12.47	77,975
Fidelity VIP Freedom 2030 (Pinnacle V )	178,129	3	178,132	12.45	14,311
Fidelity VIP Growth (AnnuiChoice II )	651,231	(1)	651,230	18.44	35,311
Fidelity VIP Growth (GrandMaster )	1,000,818	(1)	1,000,817	16.06	62,309
Fidelity VIP Growth (AdvantEdge )	79,295	5	79,300	14.87	5,331
Fidelity VIP Growth (AnnuiChoice )	149,595	1	149,596	18.10	8,264
Fidelity VIP Growth (GrandMaster flex3 )	73,631	(3)	73,628	20.07	3,669
Fidelity VIP Growth (IQ3 )	115,946	—	115,946	13.33	8,696
Fidelity VIP Growth (Pinnacle )	80,512	(1)	80,511	16.06	5,013
Fidelity VIP Growth (Pinnacle IV )	893,536	(4)	893,532	18.17	49,174
Fidelity VIP Growth (Pinnacle Plus Reduced M&E )	109,446	(1)	109,445	18.76	5,833
Fidelity VIP Growth (Pinnacle Plus )	368,598	—	368,598	20.15	18,289
Fidelity VIP Growth (Pinnacle V )	557,243	4	557,247	15.57	35,787
Fidelity VIP High Income (AdvantEdge )	601,947	4	601,951	15.08	39,915
Fidelity VIP High Income (AnnuiChoice II )	135,971	3	135,974	16.20	8,394
Fidelity VIP High Income (AnnuiChoice )	218,481	(1)	218,480	23.25	9,397
Fidelity VIP High Income (GrandMaster flex3 )	1,338,121	—	1,338,121	20.16	66,364
Fidelity VIP High Income (IQ3 )	5,319,482	(17)	5,319,465	18.18	292,583
Fidelity VIP High Income (Pinnacle )	25,529	1	25,530	17.97	1,421
Fidelity VIP High Income (Pinnacle IV )	270,808	5	270,813	20.45	13,245
Fidelity VIP High Income (Pinnacle Plus Reduced M&E )	38,306	1	38,307	12.97	2,954
Fidelity VIP High Income (Pinnacle Plus )	85,565	—	85,565	18.47	4,632
Fidelity VIP High Income (Pinnacle V )	330,026	3	330,029	14.29	23,099
Fidelity VIP II Index 500 (Pinnacle )	634,322	7	634,329	15.74	40,299
Fidelity VIP II Index 500 (Pinnacle IV )	2,272,638	(2)	2,272,636	15.59	145,805
Fidelity VIP II Index 500 (Pinnacle V )	8,994,609	3	8,994,612	15.14	594,170
Fidelity VIP Index 500 (AdvantEdge )	1,399,353	(8)	1,399,345	16.95	82,555
Fidelity VIP Index 500 (AnnuiChoice II )	3,464,314	3	3,464,317	16.05	215,816
Fidelity VIP Index 500 (AnnuiChoice )	411,842	1	411,843	20.50	20,094
Fidelity VIP Index 500 (Grandmaster flex3 )	376,745	2	376,747	15.43	24,410
Fidelity VIP Index 500 (Grandmaster )	1,789,877	(3)	1,789,874	15.74	113,712
Fidelity VIP Index 500 (IQ3 )	607,292	24	607,316	17.52	34,658
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E )	830,738	—	830,738	19.70	42,176
Fidelity VIP Index 500 (Pinnacle Plus )	1,323,751	(2)	1,323,749	22.47	58,903
Fidelity VIP Investment Grade Bond (AdvantEdge )	788,601	30	788,631	12.57	62,718
Fidelity VIP Investment Grade Bond (AnnuiChoice II )	1,626,496	(2)	1,626,494	13.67	118,967
Fidelity VIP Investment Grade Bond (AnnuiChoice )	161,125	1	161,126	17.02	9,467
Fidelity VIP Investment Grade Bond (GrandMaster flex3 )	57,015	(3)	57,012	13.71	4,158
Fidelity VIP Investment Grade Bond (GrandMaster )	421,776	(4)	421,772	13.03	32,367
Fidelity VIP Investment Grade Bond (IQ3 )	240,039	1	240,040	16.14	14,868
Fidelity VIP Investment Grade Bond (Pinnacle )	101,333	(2)	101,331	14.07	7,202
Fidelity VIP Investment Grade Bond (Pinnacle IV )	433,640	(3)	433,637	13.89	31,219
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E )	17,277	(1)	17,276	14.24	1,213
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E )	72,024	(1)	72,023	11.12	6,477
Fidelity VIP Investment Grade Bond (Pinnacle Plus )	45,936	(1)	45,935	13.44	3,418
Fidelity VIP Investment Grade Bond (Pinnacle V )	9,097,469	(5)	9,097,464	12.82	709,575
Fidelity VIP Mid Cap (AdvantEdge )	409,732	1	409,733	16.38	25,016
Fidelity VIP Mid Cap (AnnuiChoice II )	881,313	1	881,314	18.95	46,511
Fidelity VIP Mid Cap (AnnuiChoice )	305,888	—	305,888	37.20	8,222
Fidelity VIP Mid Cap (GrandMaster flex3 )	273,863	6	273,869	33.22	8,243
Fidelity VIP Mid Cap (Grandmaster )	463,935	2	463,937	27.98	16,582
Fidelity VIP Mid Cap (IQ Annuity )	970,166	3	970,169	33.67	28,810
Fidelity VIP Mid Cap (Pinnacle )	442,567	69	442,636	16.34	27,077
Fidelity VIP Mid Cap (Pinnacle IV )	854,996	—	854,996	34.26	24,958
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E )	511,741	—	511,741	15.69	32,620
Fidelity VIP Mid Cap (Pinnacle Plus )	380,484	(2)	380,482	32.85	11,581
Fidelity VIP Mid Cap (Pinnacle V )	1,762,035	5	1,762,040	15.90	110,816
Fidelity VIP Overseas (AdvantEdge )	321,958	(30)	321,928	8.80	36,599
Fidelity VIP Overseas (AnnuiChoice II )	267,304	(1)	267,303	10.56	25,314
Fidelity VIP Overseas (AnnuiChoice )	120,318	—	120,318	16.09	7,479
Fidelity VIP Overseas (GrandMaster flex3 )	107,840	3	107,843	13.92	7,748
Fidelity VIP Overseas (GrandMaster )	508,642	(1)	508,641	8.68	58,611
Fidelity VIP Overseas (IQ3 )	319,631	2	319,633	12.08	26,465
Fidelity VIP Overseas (Pinnacle )	266,181	5	266,186	14.28	18,638
Fidelity VIP Overseas (Pinnacle IV )	672,123	(3)	672,120	14.10	47,671
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	101,202	(3)	101,199	11.25	8,994
Fidelity VIP Overseas (Pinnacle Plus )	139,291	—	139,291	16.97	8,207
Fidelity VIP Overseas (Pinnacle V )	818,495	4	818,499	8.37	97,824

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Target Volatility (AnnuiChoice II )	$18,048	$1	$18,049	$10.90	1,656
Fidelity VIP Target Volatility (GrandMaster )	7,656	1	7,657	10.83	707
Fidelity VIP Target Volatility (Pinnacle V )	355,035	4	355,039	10.76	32,986
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge )	90,802	1	90,803	15.23	5,962
Columbia VIT Mid Cap Value (AnnuiChoice II )	406,518	2	406,520	15.63	26,011
Columbia VIT Mid Cap Value (Annuichoice )	6,058	1	6,059	15.76	384
Columbia VIT Mid Cap Value (Grandmaster flex3 )	186,773	1	186,774	15.27	12,229
Columbia VIT Mid Cap Value (Grandmaster )	956	—	956	15.45	62
Columbia VIT Mid Cap Value (Pinnacle )	38,168	(1)	38,167	15.45	2,470
Columbia VIT Mid Cap Value (Pinnacle IV )	92,510	—	92,510	15.36	6,022
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E )	32,551	—	32,551	15.63	2,083
Columbia VIT Mid Cap Value (Pinnacle Plus )	135,187	(1)	135,186	15.17	8,913
Columbia VIT Mid Cap Value (Pinnacle V )	236,900	1	236,901	15.27	15,511
Franklin Growth and Income VIP Fund (Pinnacle )	1,868,920	—	1,868,920	22.86	81,772
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	8,533	1	8,534	23.14	369
Franklin Income VIP Fund (Pinnacle )	3,936,152	12	3,936,164	24.35	161,674
Franklin Income VIP Fund (Pinnacle II Reduced M&E )	281,075	(1)	281,074	24.65	11,404
JP Morgan IT Mid Cap Value (AnnuiChoice )	2,208	3	2,211	31.69	70
JP Morgan IT Mid Cap Value (GrandMaster flex3 )	100,932	(1)	100,931	30.36	3,324
JP Morgan IT Mid Cap Value (Grandmaster )	80,914	(3)	80,911	30.84	2,624
JP Morgan IT Mid Cap Value (IQ3 )	65,512	2	65,514	30.60	2,141
JP Morgan IT Mid Cap Value (Pinnacle )	101,410	(2)	101,408	30.84	3,288
JP Morgan IT Mid Cap Value (Pinnacle IV )	400,440	(2)	400,438	30.60	13,086
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E )	228,599	1	228,600	21.05	10,861
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	4,661	2	4,663	24.98	187
Morgan Stanley UIF Emerging Markets Debt (IQ3 )	239	(3)	236	24.45	10
Morgan Stanley UIF Emerging Markets Debt (Pinnacle )	96,971	(4)	96,967	30.65	3,163
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	22,985	4	22,989	24.79	927
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E )	15,147	(1)	15,146	31.03	488
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	5,085	—	5,085	15.40	330
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	1,377	(2)	1,375	36.67	38
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )	111,390	—	111,390	33.67	3,309
Morgan Stanley UIF U.S. Real Estate (IQ3 )	72,926	(2)	72,924	34.14	2,136
Morgan Stanley UIF U.S. Real Estate (Pinnacle )	440,035	4	440,039	45.78	9,613
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	539,566	(3)	539,563	36.58	14,748
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge )	68,366	—	68,366	10.68	6,399
American Funds Managed Risk Asset Allocation (AnnuiChoice )	94	—	94	10.88	9
American Funds Managed Risk Asset Allocation (AnnuiChoice II )	132,936	5	132,941	10.83	12,270
American Funds Managed Risk Asset Allocation (GrandMaster flex3 )	4,750	(9)	4,741	10.70	444
American Funds Managed Risk Asset Allocation (Pinnacle )	10,121	(1)	10,120	10.77	940
American Funds Managed Risk Asset Allocation (Pinnacle IV )	29,330	1	29,331	10.73	2,732
American Funds Managed Risk Asset Allocation (Pinnacle V )	1,557,987	(1)	1,557,986	10.70	145,590
Columbia VIT Small Cap Value Class 2 (AdvantEdge )	123,263	(2)	123,261	25.32	4,867
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II )	269,848	—	269,848	26.23	10,290
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 )	18,744	2	18,746	25.42	737
Columbia VIT Small Cap Value Class 2 (Grandmaster )	52,162	1	52,163	25.82	2,020
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus )	113,537	1	113,538	25.19	4,508
Columbia VIT Small Cap Value Class 2 (Pinnacle )	14,766	(3)	14,763	25.82	572
Columbia VIT Small Cap Value Class 2 (Pinnacle IV )	73,997	1	73,998	25.62	2,888
Columbia VIT Small Cap Value Class 2 (Pinnacle V )	593,070	(5)	593,065	25.42	23,328
Franklin Growth and Income VIP Fund (AdvantEdge )	129,154	1	129,155	15.61	8,273
Franklin Growth and Income VIP Fund (AnnuiChoice II )	351,284	(2)	351,282	16.03	21,921
Franklin Growth and Income VIP Fund (AnnuiChoice )	187,031	1	187,032	23.18	8,067
Franklin Growth and Income VIP Fund (GrandMaster flex3 )	207,666	(1)	207,665	21.45	9,682
Franklin Growth and Income VIP Fund (Grandmaster )	742,824	(1)	742,823	22.06	33,666
Franklin Growth and Income VIP Fund (IQ Annuity )	724,388	—	724,388	21.75	33,300
Franklin Growth and Income VIP Fund (Pinnacle )	831,928	(10)	831,918	13.69	60,775
Franklin Growth and Income VIP Fund (Pinnacle IV )	1,407,477	(3)	1,407,474	21.75	64,698
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	15	(2)	13	13.86	1
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E )	393,338	1	393,339	17.95	21,914
Franklin Growth and Income VIP Fund (Pinnacle Plus )	73,090	1	73,091	20.21	3,616
Franklin Growth and Income VIP Fund (Pinnacle V )	1,006,182	6	1,006,188	13.12	76,674
Franklin Income VIP Fund (AdvantEdge )	283,152	1	283,153	14.10	20,075
Franklin Income VIP Fund (AnnuiChoice II )	790,783	—	790,783	15.40	51,342
Franklin Income VIP Fund (AnnuiChoice )	156,294	(3)	156,291	24.70	6,328
Franklin Income VIP Fund (GrandMaster flex3 )	871,731	2	871,733	22.85	38,153
Franklin Income VIP Fund (Grandmaster )	678,082	(2)	678,080	23.51	28,848

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (IQ Annuity )	$968,168	$—	$968,168	$23.17	41,778
Franklin Income VIP Fund (Pinnacle IV )	1,767,000	(4)	1,766,996	23.17	76,247
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E )	362,753	(2)	362,751	13.97	25,962
Franklin Income VIP Fund (Pinnacle Plus )	107,665	—	107,665	19.98	5,390
Franklin Income VIP Fund (Pinnacle V )	8,203,789	5	8,203,794	13.01	630,752
Franklin Large Cap Growth VIP Fund (AdvantEdge )	139,263	(11)	139,252	14.68	9,489
Franklin Large Cap Growth VIP Fund (AnnuiChoice II )	238,150	(1)	238,149	16.11	14,782
Franklin Large Cap Growth VIP Fund (AnnuiChoice )	53,404	(2)	53,402	21.31	2,507
Franklin Large Cap Growth VIP Fund (GrandMaster flex3 )	56,544	1	56,545	19.71	2,869
Franklin Large Cap Growth VIP Fund (Grandmaster )	47,654	(1)	47,653	20.28	2,350
Franklin Large Cap Growth VIP Fund (IQ Annuity )	190,337	(2)	190,335	19.99	9,521
Franklin Large Cap Growth VIP Fund (Pinnacle )	127,827	1	127,828	20.28	6,304
Franklin Large Cap Growth VIP Fund (Pinnacle IV )	476,204	1	476,205	19.99	23,820
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E )	91,411	—	91,411	16.34	5,593
Franklin Large Cap Growth VIP Fund (Pinnacle Plus )	87,234	1	87,235	17.69	4,930
Franklin Large Cap Growth VIP Fund (Pinnacle V )	682,312	2	682,314	13.10	52,083
Franklin Mutual Shares VIP Fund (AdvantEdge )	1,366,061	2	1,366,063	14.02	97,440
Franklin Mutual Shares VIP Fund (AnnuiChoice II )	973,674	3	973,677	15.04	64,742
Franklin Mutual Shares VIP Fund (AnnuiChoice )	232,493	2	232,495	24.67	9,425
Franklin Mutual Shares VIP Fund (GrandMaster flex3 )	525,686	1	525,687	22.82	23,036
Franklin Mutual Shares VIP Fund (IQ Advisor Standard )	12,723	1	12,724	21.10	603
Franklin Mutual Shares VIP Fund (IQ Annuity )	268,950	1	268,951	23.15	11,620
Franklin Mutual Shares VIP Fund (Pinnacle )	506,549	—	506,549	23.48	21,577
Franklin Mutual Shares VIP Fund (Pinnacle IV )	955,958	146	956,104	23.15	41,301
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E )	268,109	—	268,109	16.56	16,191
Franklin Mutual Shares VIP Fund (Pinnacle Plus )	58,813	4	58,817	20.64	2,849
Franklin Mutual Shares VIP Fund (Pinnacle V )	4,614,762	(11)	4,614,751	12.36	373,258
Franklin Mutual Shares VIP Fund(Grandmaster )	322,155	(1)	322,154	23.48	13,723
Franklin Small Cap Value VIP Fund (AdvantEdge )	165,325	2	165,327	18.86	8,765
Franklin Small Cap Value VIP Fund (Annuichoice II )	79,080	2	79,082	16.74	4,725
Franklin Small Cap Value VIP Fund (Grandmaster )	145,120	(2)	145,118	16.41	8,843
Franklin Small Cap Value VIP Fund (Grandmaster flex3 )	18,876	—	18,876	16.09	1,173
Franklin Small Cap Value VIP Fund (IQ Annuity )	82,506	(1)	82,505	16.25	5,077
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E )	9,527	2	9,529	19.82	481
Franklin Small Cap Value VIP Fund (Pinnacle Plus )	61,674	1	61,675	15.90	3,878
Franklin Small Cap Value VIP Fund (Pinnacle )	120,125	—	120,125	16.41	7,320
Franklin Small Cap Value VIP Fund (Pinnacle IV )	142,846	(2)	142,844	16.25	8,790
Franklin Small Cap Value VIP Fund (Pinnacle V )	455,195	(4)	455,191	16.05	28,358
Invesco VI American Franchise (AdvantEdge )	13,663	2	13,665	16.70	818
Invesco VI American Franchise (AnnuiChoice II )	14,725	(1)	14,724	19.37	760
Invesco VI American Franchise (GrandMaster flex3 )	13,331	(9)	13,322	23.20	575
Invesco VI American Franchise (Grandmaster )	5,688	(1)	5,687	23.87	238
Invesco VI American Franchise (Pinnacle Plus Reduced M&E )	9,296	(2)	9,294	17.06	545
Invesco VI American Franchise (Pinnacle Plus )	18,676	—	18,676	20.23	923
Invesco VI American Franchise (Pinnacle )	3,647	—	3,647	23.87	153
Invesco VI American Franchise (Pinnacle IV )	123,274	—	123,274	23.53	5,238
Invesco VI American Franchise (Pinnacle V )	81,687	4	81,691	16.11	5,069
Invesco VI American Value (AdvantEdge )	148,018	(1)	148,017	16.45	8,998
Invesco VI American Value (AnnuiChoice II )	572,613	3	572,616	17.11	33,460
Invesco VI American Value (AnnuiChoice )	2,628	(1)	2,627	17.34	152
Invesco VI American Value (Grandmaster flex3 )	33,521	—	33,521	16.52	2,029
Invesco VI American Value (IQ Annuity )	32,759	(2)	32,757	16.67	1,965
Invesco VI American Value (Pinnacle Plus Reduced M&E )	15,860	(1)	15,859	18.20	871
Invesco VI American Value (Pinnacle Plus )	138,099	(1)	138,098	16.35	8,447
Invesco VI American Value II (Pinnacle V )	889,006	(1)	889,005	16.52	53,807
Invesco VI American Value II (Pinnacle )	25,948	(4)	25,944	16.82	1,543
Invesco VI American Value II (Pinnacle IV )	23,045	(3)	23,042	16.67	1,383
Invesco VI Comstock (AdvantEdge )	175,608	—	175,608	16.39	10,712
Invesco VI Comstock (AnnuiChoice II )	547,900	1	547,901	16.97	32,289
Invesco VI Comstock (AnnuiChoice )	57,355	1	57,356	27.19	2,109
Invesco VI Comstock (GrandMaster flex3 )	113,622	(1)	113,621	25.16	4,516
Invesco VI Comstock (Grandmaster )	50,232	1	50,233	25.88	1,941
Invesco VI Comstock (IQ Annuity )	27,780	3	27,783	25.52	1,089
Invesco VI Comstock (Pinnacle Plus Reduced M&E )	75,836	—	75,836	18.76	4,042
Invesco VI Comstock (Pinnacle Plus )	37,956	1	37,957	22.66	1,675
Invesco VI Comstock (Pinnacle )	81,950	(1)	81,949	25.88	3,166
Invesco VI Comstock (Pinnacle IV )	261,737	(15)	261,722	25.52	10,257
Invesco VI Comstock (Pinnacle V )	1,656,479	(5)	1,656,474	14.00	118,346
Invesco VI International Growth Class II (Advantedge )	130,581	1	130,582	10.27	12,714

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco VI International Growth Class II (IQ Advisor Enhanced )	$284,364	$—	$284,364	$10.54	26,980
Invesco VI International Growth Class II (Pinnacle Plus )	105,448	1	105,449	10.42	10,121
Invesco VI International Growth Class II (Pinnacle )	56,368	—	56,368	10.36	5,441
Invesco VI International Growth Class II (Pinnacle V )	710,335	3	710,338	10.30	68,965
Invesco VI International Growth II (Grandmaster )	28,494	(2)	28,492	10.42	2,735
Invesco VI Mid Cap Growth (Pinnacle V )*	34,069	—	34,069	10.32	3,301
Templeton Foreign VIP Fund (IQ Annuity )	281,502	(2)	281,500	19.67	14,314
Templeton Foreign VIP (Pinnacle )	178,166	2	178,168	19.95	8,932
Templeton Foreign VIP (Pinnacle IV )	601,630	(4)	601,626	19.67	30,591
Templeton Foreign VIP (Pinnacle V )	1,593,955	1	1,593,956	9.34	170,669
Templeton Foreign VIP Fund (AnnuiChoice II )	409,810	(1)	409,809	11.56	35,461
Templeton Foreign VIP Fund (AnnuiChoice )	57,836	(2)	57,834	20.96	2,759
Templeton Foreign VIP Fund (AdvantEdge )	408,203	13	408,216	9.81	41,607
Templeton Foreign VIP Fund (GrandMaster flex3 )	178,763	—	178,763	19.39	9,220
Templeton Foreign VIP Fund (Grandmaster )	69,287	3	69,290	19.95	3,474
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E )	165,503	(2)	165,501	11.05	14,974
Templeton Foreign VIP Fund (Pinnacle Plus )	94,808	—	94,808	17.73	5,349
Templeton Global Bond VIP Fund (Pinnacle )	72,362	—	72,362	9.38	7,714
Templeton Global Bond VIP Fund (Grandmaster )	46,513	—	46,513	9.38	4,958
Templeton Global Bond VIP Fund (GrandMaster flex3 )	41,398	9	41,407	9.31	4,446
Templeton Global Bond VIP Fund (Pinnacle V )	40,739	1	40,740	9.35	4,359
Templeton Global Bond VIP Fund (Pinnacle IV )	170,446	1	170,447	9.31	18,305
Templeton Global Bond VIP Fund (AnnuiChoice II )	311,091	(7)	311,084	9.45	32,917
Templeton Growth VIP Fund (AdvantEdge )	84,125	(1)	84,124	11.47	7,335
Templeton Growth VIP Fund (AnnuiChoice II )	71,777	(3)	71,774	11.98	5,994
Templeton Growth VIP Fund (AnnuiChoice )	27,376	(1)	27,375	20.68	1,323
Templeton Growth VIP Fund (GrandMaster flex3 )	160,387	1	160,388	19.13	8,382
Templeton Growth VIP Fund (Grandmaster )	75,023	—	75,023	19.69	3,811
Templeton Growth VIP Fund (IQ Advisor Standard )	11,115	1	11,116	16.98	655
Templeton Growth VIP Fund (IQ Annuity )	193,137	(5)	193,132	19.41	9,952
Templeton Growth VIP Fund (Pinnacle )	121,498	(1)	121,497	19.69	6,172
Templeton Growth VIP Fund (Pinnacle IV )	573,963	4	573,967	19.41	29,573
Templeton Growth VIP Fund (Pinnacle II Reduced M&E )	11,347	3	11,350	19.93	569
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E )	104,151	(1)	104,150	14.09	7,392
Templeton Growth VIP Fund (Pinnacle Plus )	21,799	4	21,803	17.40	1,253
Templeton Growth VIP Fund (Pinnacle V )	522,852	14	522,866	9.87	52,969
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge )	184,854	—	184,854	13.62	13,572
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	70,566	1	70,567	14.41	4,898
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	101,871	(2)	101,869	14.62	6,967
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	129,551	(2)	129,549	13.85	9,351
Morgan Stanley UIF Emerging Markets Debt (Grandmaster )	1,217	1	1,218	23.79	51
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity )	146,708	2	146,710	23.45	6,255
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	44,864	8	44,872	13.99	3,207
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E )	85,058	(1)	85,057	11.55	7,364
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus )	80,305	—	80,305	20.07	4,001
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V )	218,791	2	218,793	13.78	15,881
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge )	298,283	(4)	298,279	7.30	40,885
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II )	80,779	2	80,781	11.56	6,987
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice )	68,240	2	68,242	30.96	2,204
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3 )	90,486	(2)	90,484	28.64	3,160
Morgan Stanley UIF Emerging Markets Equity (Grandmaster )	127,165	(3)	127,162	29.46	4,316
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity )	342,230	—	342,230	29.05	11,783
Morgan Stanley UIF Emerging Markets Equity (Pinnacle )	82,082	(1)	82,081	29.46	2,786
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV )	361,286	(7)	361,279	29.05	12,438
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E )	69,385	2	69,387	8.44	8,225
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus )	175,459	(4)	175,455	24.73	7,095
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V )	534,510	4	534,514	8.32	64,258
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E )	152,232	(1)	152,231	16.87	9,022
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus )	250,262	(1)	250,261	30.15	8,300
Morgan Stanley UIF U.S. Real Estate (AdvantEdge )	195,635	2	195,637	15.72	12,448
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	403,076	3	403,079	12.52	32,199
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	2,597	—	2,597	12.70	204
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3 )	39,652	(2)	39,650	12.04	3,294
Morgan Stanley UIF U.S. Real Estate (Grandmaster )	111,836	(1)	111,835	36.58	3,057
Morgan Stanley UIF U.S. Real Estate (IQ Annuity )	164,185	2	164,187	36.06	4,553
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	327,495	(2)	327,493	12.16	26,942
Morgan Stanley UIF U.S. Real Estate (Pinnacle V )	1,061,425	—	1,061,425	12.87	82,497
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge )	182,930	1	182,931	13.61	13,442

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI (AnnuiChoice II )	$389,551	$—	$389,551	$13.97	27,893
BlackRock Capital Appreciation VI (Annuichoice )	316	3	319	14.09	22
BlackRock Capital Appreciation VI (Grandmaster flex3 )	9,428	2	9,430	13.65	691
BlackRock Capital Appreciation VI Class III (Grandmaster )	1,540	—	1,540	13.81	112
BlackRock Capital Appreciation VI Class III (Pinnacle )	5,432	1	5,433	13.81	393
BlackRock Capital Appreciation VI Class III (Pinnacle IV )	50,310	(3)	50,307	13.73	3,665
BlackRock Capital Appreciation VI Class III (Pinnacle V )	1,008,501	(2)	1,008,499	13.65	73,891
BlackRock Global Allocation VI (Advantedge )	265,643	—	265,643	10.85	24,487
BlackRock Global Allocation VI (AnnuiChoice II )	152,679	(1)	152,678	11.13	13,714
BlackRock Global Allocation VI (Annuichoice )	36,347	—	36,347	11.23	3,237
BlackRock Global Allocation VI (Grandmaster flex3 )	8,922	(3)	8,919	10.88	820
BlackRock Global Allocation VI (Grandmaster )	6,331	4	6,335	11.01	575
BlackRock Global Allocation VI Class III (Pinnacle )	12,276	(2)	12,274	11.01	1,115
BlackRock Global Allocation VI Class III (Pinnacle IV )	25,662	(5)	25,657	10.94	2,345
BlackRock Global Allocation VI Class III (Pinnacle V )	249,626	(3)	249,623	10.88	22,944
BlackRock High Yield VI (Pinnacle V )*	33,078	(30)	33,048	10.61	3,117
BlackRock Total Return VI (Pinnacle V )*	183,021	32	183,053	9.84	18,591
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	18,335	1	18,336	10.35	1,772
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV )	824,698	35	824,733	10.19	80,893
Non-Affiliated Class 4:
American Funds Bond (AnnuiChoice II )*	56,335	—	56,335	9.85	5,720
American Funds Bond (Pinnacle V )*	142,958	(2)	142,956	9.82	14,556
American Funds Capital Income Builder (Pinnacle IV )	39,598	—	39,598	9.53	4,155
American Funds Capital Income Builder (Pinnacle V )	227,763	(242)	227,521	9.51	23,943
American Funds Capital Income Builder (AnnuiChoice II )	529,148	(1)	529,147	9.58	55,246
American Funds Global Growth (AdvantEdge )	8,737	—	8,737	10.90	801
American Funds Global Growth (AnnuiChoice II )	648,424	(2)	648,422	11.06	58,652
American Funds Global Growth (GrandMaster )	81,067	(1)	81,066	10.99	7,378
American Funds Global Growth (Pinnacle )	1,058	30	1,088	10.99	96
American Funds Global Growth (Pinnacle IV )	2,787	1	2,788	10.95	254
American Funds Global Growth (Pinnacle V )	216,125	4	216,129	10.92	19,792
American Funds Growth (AdvantEdge )	20,964	(1)	20,963	12.52	1,674
American Funds Growth (AnnuiChoice II )	292,981	(6)	292,975	12.70	23,076
American Funds Growth (Pinnacle )	766	1	767	12.62	61
American Funds Growth (Pinnacle IV )	1,598	(3)	1,595	12.58	127
American Funds Growth (Pinnacle V )	458,877	(6)	458,871	12.54	36,592
American Funds Growth-Income (AnnuiChoice II )	326,566	8	326,574	12.53	26,059
American Funds Growth-Income (GrandMaster )	129,224	2	129,226	12.45	10,376
American Funds Growth-Income (Pinnacle )	16,220	2	16,222	12.45	1,302
American Funds Growth-Income (Pinnacle IV )	71,955	146	72,101	12.42	5,795
American Funds Growth-Income (Pinnacle V )	921,354	(19)	921,335	12.38	74,437
American Funds New World (AnnuiChoice II )	154,855	1	154,856	9.29	16,671
American Funds New World (Pinnacle )	47,657	(35)	47,622	9.23	5,162
American Funds New World (Pinnacle IV )	21,623	2	21,625	9.20	2,350
American Funds New World (Pinnacle V )	151,733	(3)	151,730	9.17	16,538
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle )	520,334	7	520,341	28.35	18,355
Deutsche Small Cap Index VIP (Pinnacle IV )	658	—	658	27.60	24
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E )	3,507	—	3,507	28.70	122
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge )	22,850	(2)	22,848	18.35	1,246
Deutsche Small Cap Index (AnnuiChoice II )	457,600	1	457,601	18.23	25,096
Deutsche Small Cap Index (AnnuiChoice )	26,561	1	26,562	26.25	1,012
Deutsche Small Cap Index (GrandMaster flex3 )	67,196	1	67,197	26.09	2,576
Deutsche Small Cap Index (Grandmaster )	23,106	(4)	23,102	22.49	1,027
Deutsche Small Cap Index (IQ3 )	89,038	(3)	89,035	24.36	3,655
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E )	188,862	(1)	188,861	19.07	9,904
Deutsche Small Cap Index (Pinnacle Plus )	28,204	4	28,208	24.96	1,130
Deutsche Small Cap Index VIP (Pinnacle IV )	210,569	(7)	210,562	24.36	8,645
Deutsche Small Cap Index VIP (Pinnacle V )	218,221	(1)	218,220	15.43	14,142
Advisor Class:
Pimco VIT All Asset (AdvantEdge )	122,017	2	122,019	12.05	10,127
Pimco VIT All Asset (IQ Annuity )	120,483	—	120,483	12.12	9,944
Pimco VIT All Asset (Pinnacle )	68,652	3	68,655	12.22	5,617
Pimco VIT All Asset (AnnuiChoice II )	113,542	(1)	113,541	12.55	9,050
Pimco VIT All Asset (AnnuiChoice )	14,638	—	14,638	12.60	1,161
Pimco VIT All Asset (GrandMaster flex3 )	1,287	(1)	1,286	12.01	107
Pimco VIT All Asset (Grandmaster )	383,112	(12)	383,100	12.22	31,344
Pimco VIT All Asset (Pinnacle IV )	381,122	(2)	381,120	12.21	31,207

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Advisor Class (continued):
Pimco VIT All Asset (Pinnacle Plus Reduced M&E )	$29,496	$(2)	$29,494	$11.18	2,638
Pimco VIT All Asset (Pinnacle Plus )	56,701	(2)	56,699	11.88	4,771
Pimco VIT All Asset (Pinnacle V )	290,753	7	290,760	12.10	24,023
Pimco VIT Commodity Real Return (Pinnacle )	85,013	(1)	85,012	4.33	19,633
Pimco VIT Commodity Real Return (Pinnacle IV )	54,404	—	54,404	4.32	12,584
Pimco VIT Commodity Real Return (Pinnacle V )	784,464	(9)	784,455	4.28	183,088
Pimco VIT Commodity Real Return Strategy (AdvantEdge )	377,509	(1)	377,508	4.27	88,505
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II )	113,576	(2)	113,574	4.44	25,572
Pimco VIT Commodity Real Return Strategy (Grandmaster )	86,489	(2)	86,487	4.33	19,974
Pimco VIT Commodity Real Return Strategy (IQ Annuity )	152,500	(3)	152,497	4.29	35,530
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 )	6,976	(1)	6,975	4.25	1,640
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E )	13,714	(1)	13,713	5.79	2,367
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus )	66,341	(30)	66,311	4.21	15,759
Pimco VIT Long Term Government (AdvantEdge )	43,218	(1)	43,217	9.87	4,379
Pimco VIT Long Term Government (AnnuiChoice II )	102,250	7	102,257	10.04	10,188
Pimco VIT Long Term Government (Pinnacle )	16,589	(2)	16,587	9.96	1,665
Pimco VIT Long Term Government (Pinnacle IV )	2,586	1	2,587	9.93	261
Pimco VIT Long Term Government (Pinnacle V )	14,812	(2)	14,810	9.89	1,498
Pimco VIT Low Duration (AnnuiChoice II )	146,841	(1)	146,840	11.46	12,814
Pimco VIT Low Duration (AnnuiChoice )	2,781	—	2,781	11.64	239
Pimco VIT Low Duration (GrandMaster flex3 )	90,600	2	90,602	11.10	8,165
Pimco VIT Low Duration (Grandmaster )	231,564	1	231,565	11.29	20,506
Pimco VIT Low Duration (IQ Annuity )	599,031	3	599,034	11.19	53,516
Pimco VIT Low Duration (Pinnacle )	24,159	(1)	24,158	11.29	2,139
Pimco VIT Low Duration (Pinnacle IV )	65,127	4	65,131	11.16	5,838
Pimco VIT Low Duration (AdvantEdge )	72,439	(1)	72,438	11.01	6,582
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E )	12,976	1	12,977	10.09	1,286
Pimco VIT Low Duration (Pinnacle Plus )	56,006	30	56,036	10.98	5,101
Pimco VIT Low Duration (Pinnacle V )	884,451	(2)	884,449	11.06	79,999
Pimco VIT Real Return (Pinnacle IV )	70,703	(1)	70,702	11.70	6,043
Pimco VIT Real Return (AdvantEdge )	22,960	3	22,963	11.54	1,989
Pimco VIT Real Return (AnnuiChoice II )	210,613	5	210,618	12.02	17,524
Pimco VIT Real Return (AnnuiChoice )	83,655	3	83,658	12.19	6,864
Pimco VIT Real Return (GrandMaster flex3 )	73,815	(7)	73,808	11.61	6,356
Pimco VIT Real Return (Grandmaster )	32,842	(3)	32,839	11.82	2,779
Pimco VIT Real Return (IQ Annuity )	240,718	(4)	240,714	11.72	20,548
Pimco VIT Real Return (Pinnacle )	85,321	(4)	85,317	11.82	7,219
Pimco VIT Real Return (Pinnacle Plus Reduced M&E )	5,433	—	5,433	10.35	525
Pimco VIT Real Return (Pinnacle Plus )	67,778	(5)	67,773	11.49	5,899
Pimco VIT Real Return (Pinnacle V )	795,491	16	795,507	11.60	68,606
Pimco VIT Total Return (Pinnacle V )	12,143,402	158	12,143,560	13.10	926,872
Pimco VIT Total Return (AdvantEdge )	3,567,772	50	3,567,822	13.04	273,544
Pimco VIT Total Return (AnnuiChoice II )	2,550,169	21	2,550,190	13.58	187,784
Pimco VIT Total Return (AnnuiChoice )	277,917	2	277,919	13.56	20,489
Pimco VIT Total Return (GrandMaster flex3 )	561,403	4	561,407	12.92	43,436
Pimco VIT Total Return (Grandmaster )	664,013	6	664,019	13.15	50,479
Pimco VIT Total Return (IQ Annuity )	847,746	10	847,756	13.04	65,017
Pimco VIT Total Return (Pinnacle )	413,811	3	413,814	13.15	31,459
Pimco VIT Total Return (Pinnacle IV )	407,806	1	407,807	13.22	30,848
Pimco VIT Total Return (Pinnacle Plus Reduced M&E )	84,709	(2)	84,707	10.88	7,784
Pimco VIT Total Return (Pinnacle Plus )	532,015	9	532,024	12.79	41,599
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle )	1,398	(3)	1,395	6.18	226
Guggenheim VT Global Managed Future Strategy (Pinnacle IV )	2,981	—	2,981	6.13	486
Guggenheim VT Global Managed Future Strategy (Pinnacle V )	147,682	2	147,684	6.08	24,282
Guggenheim VT Global Managed Futures Strategies (AdvantEdge )	98,690	—	98,690	6.06	16,294
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II )	27,471	—	27,471	6.29	4,371
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice )	6,781	(2)	6,779	6.36	1,066
Guggenheim VT Global Managed Futures Strategies (Grandmaster )	683	(1)	682	6.18	110
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E )	9,144	—	9,144	7.51	1,217
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus )	11,280	3	11,283	6.02	1,873
Guggenheim VT Multi-Hedge Strategies (AdvantEdge )	120,970	3	120,973	8.63	14,025
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II )	29,543	2	29,545	8.98	3,290
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice )	106,339	1	106,340	8.97	11,849
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 )	17,393	—	17,393	8.55	2,034
Guggenheim VT Multi-Hedge Strategies (Grandmaster )	18,663	(2)	18,661	8.70	2,144
Guggenheim VT Multi-Hedge Strategies (IQ Annuity )	64,190	—	64,190	8.63	7,441
Guggenheim VT Multi-Hedge Strategies (Pinnacle )	65,874	2	65,876	8.70	7,569
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV )	13,000	1	13,001	8.74	1,487

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E )	$30,063	$(2)	$30,061	$10.79	2,785
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus )	7,939	—	7,939	8.46	938
Guggenheim VT Multi-Hedge Strategies (Pinnacle V )	86,176	—	86,176	8.66	9,946
Guggenheim VT Long Short Equity (AdvantEdge )	16,146	(2)	16,144	9.92	1,628
Guggenheim VT Long Short Equity (AnnuiChoice II )	59,467	(1)	59,466	10.33	5,759
Guggenheim VT Long Short Equity (AnnuiChoice )	1,962	(2)	1,960	10.17	193
Guggenheim VT Long Short Equity (Grandmaster )	1,943	—	1,943	9.86	197
Guggenheim VT Long Short Equity (IQ Annuity )	700	—	700	9.78	72
Guggenheim VT Long Short Equity (Pinnacle )	11,343	(1)	11,342	9.86	1,150
Guggenheim VT Long Short Equity (Pinnacle IV )	17,808	1	17,809	10.05	1,772
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E )	6,935	1	6,936	11.71	592
Guggenheim VT Long Short Equity (Pinnacle Plus )	3,410	(2)	3,408	9.59	356
Guggenheim VT Long Short Equity (Pinnacle V )	55,565	(5)	55,560	9.96	5,578
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ® )	15,490	5	15,495	26.96	575
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	37,022	4	37,026	25.66	1,443
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	27,086	(1)	27,085	25.42	1,065
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	506,629	1	506,630	24.32	20,830
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	10,449	—	10,449	26.13	400
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	58,364	1	58,365	26.44	2,207
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	751,689	(2)	751,687	25.30	29,716
iShares TIPS Bond ETF (Varoom GLWB 2)	19,418	1	19,419	25.20	770
iShares TIPS Bond ETF (Varoom GLWB 3)	25,733	(1)	25,732	23.46	1,097
iShares TIPS Bond ETF (Varoom GLWB 5)	63,375	(2)	63,373	22.45	2,823
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	5,968	(14)	5,954	31.06	192
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	41,548	(7)	41,541	29.57	1,405
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	98,467	(4)	98,463	30.41	3,238
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	155,206	(2)	155,204	29.09	5,335
iShares S&P 500 Growth ETF (Varoom)	47,576	7	47,583	45.83	1,038
iShares S&P 500 Growth ETF (Varoom GLWB 1)	145,585	1	145,586	44.17	3,296
iShares S&P 500 Growth ETF (Varoom GLWB 2)	9,777	13	9,790	43.63	224
iShares S&P 500 Growth ETF (Varoom GLWB 3)	138,546	—	138,546	44.57	3,109
iShares S&P 500 Growth ETF (Varoom GLWB 4)	1,742,925	(1)	1,742,924	43.09	40,451
iShares S&P 500 Growth ETF (Varoom GLWB 5)	77,963	(2)	77,961	42.64	1,828
iShares Core S&P 500 Index ETF (Varoom)	102,496	(2)	102,494	45.45	2,255
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	939,327	(2)	939,325	43.80	21,445
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	29,748	(7)	29,741	43.27	688
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	643,592	1	643,593	45.44	14,165
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	19,683,492	—	19,683,492	43.93	448,080
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	1,326,981	1	1,326,982	43.47	30,525
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	29,214	—	29,214	42.65	685
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	9,980	3	9,983	42.13	237
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	113,092	1	113,093	45.53	2,484
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	343,449	1	343,450	44.02	7,802
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	86,126	1	86,127	43.56	1,977
iShares Core S&P MidCap Index ETF (Varoom)	56,089	1	56,090	44.66	1,256
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	282,729	1	282,730	43.04	6,569
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	100,004	4	100,008	42.51	2,353
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	206,782	(4)	206,778	46.03	4,492
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	5,532,673	(3)	5,532,670	44.50	124,325
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	448,372	(1)	448,371	44.04	10,181
iShares Core S&P Small Cap Index ETF (Varoom)	39,773	1	39,774	48.34	823
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	144,311	1	144,312	46.59	3,098
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	56,292	2	56,294	46.01	1,223
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	142,129	(3)	142,126	49.74	2,857
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	2,824,296	6	2,824,302	48.09	58,728
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	385,880	—	385,880	47.59	8,108
iShares International Treasury Bond (Varoom)	16,617	(2)	16,615	22.30	745
iShares International Treasury Bond (Varoom GLWB 1)	132,157	3	132,160	21.49	6,150
iShares International Treasury Bond (Varoom GLWB 3)	39,823	4	39,827	22.13	1,800
iShares International Treasury Bond (Varoom GLWB 4)	2,573,031	(6)	2,573,025	21.39	120,280
iShares International Treasury Bond (Varoom GLWB 5)	2,820	(1)	2,819	21.17	133
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	8,124	6	8,130	41.43	196
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	294,985	—	294,985	39.44	7,480
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	258,149	—	258,149	39.98	6,457
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	938,956	1	938,957	38.25	24,546
Vanguard Emerging Markets Index Fund ETF (Varoom)	20,155	(1)	20,154	20.06	1,005
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	70,420	(1)	70,419	19.09	3,689
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	63,093	—	63,093	23.33	2,704

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2016

Subaccount	Investments at fair value	Receivable from (payable to) the general account of Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (continued):
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	$233,219	$2	$233,221	$22.32	10,449
Vanguard Developed Markets Index FundETF (Varoom)	25,623	(1)	25,622	27.59	929
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	137,889	1	137,890	26.59	5,186
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	3,259	(6)	3,253	26.26	124
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	46,827	(4)	46,823	30.97	1,512
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	2,679,345	(2)	2,679,343	29.94	89,487
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	163,889	7	163,896	29.63	5,531
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	17,257	3	17,260	30.49	566
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	30,356	4	30,360	29.03	1,046
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	59,088	2	59,090	28.64	2,063
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	11,001	(6)	10,995	27.40	401
Vanguard Large-Cap Index ETF (Varoom)	9,057	(1)	9,056	44.88	202
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	141,603	1	141,604	42.72	3,315
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	52,499	—	52,499	45.16	1,163
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	496,343	2	496,345	43.20	11,488
Vanguard Mega Cap Index ETF (Varoom)	29,636	—	29,636	45.49	651
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	13,899	—	13,899	43.31	321
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	82,077	2	82,079	43.39	1,892
Vanguard REIT Index ETF (Varoom GLWB 2)	49,165	2	49,167	41.40	1,188
Vanguard REIT Index ETF (Varoom GLWB 3)	54,639	(3)	54,636	41.84	1,306
Vanguard REIT Index ETF (Varoom GLWB 5)	274,305	12	274,317	40.03	6,852
Vanguard Total Bond Market Index ETF (Varoom)	62,997	1	62,998	27.00	2,333
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	945,808	1	945,809	26.02	36,348
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	390,882	(1)	390,881	25.70	15,209
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	455,225	(1)	455,224	25.38	17,935
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	18,466,249	(132)	18,466,117	24.54	752,528
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	1,397,830	(16)	1,397,814	24.28	57,561
Vanguard Short Term Bond ETF (Varoom GLWB 3)	65,864	—	65,864	24.02	2,742
Vanguard Short Term Bond ETF (Varoom GLWB 5)	29,594	(2)	29,592	23.06	1,283

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AdvantEdge )	$6,236	$5,548	$688	$6,234	$—	$15,321	$21,555	$22,243
Touchstone Aggressive ETF (AnnuiChoice ®)	6,124	3,965	2,159	1,020	—	23,296	24,316	26,475
Touchstone Aggressive ETF (AnnuiChoice II )	6,765	5,021	1,744	35,589	—	(17,991)	17,598	19,342
Touchstone Aggressive ETF (GrandMaster flex3 )	16,454	16,847	(393)	16,458	—	49,542	66,000	65,607
Touchstone Aggressive ETF (Grandmaster )	4,063	3,636	427	1,360	—	14,021	15,381	15,808
Touchstone Aggressive ETF (IQ Annuity )	10,547	11,273	(726)	64,294	—	(19,732)	44,562	43,836
Touchstone Aggressive ETF (Pinnacle )	10,376	9,235	1,141	3,610	—	38,481	42,091	43,232
Touchstone Aggressive ETF (Pinnacle IV )	12,905	11,531	1,374	12,603	—	28,453	41,056	42,430
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E )	2,146	1,324	822	122	—	6,639	6,761	7,583
Touchstone Aggressive ETF (Pinnacle Plus )	2,414	3,504	(1,090)	8,801	—	3,136	11,937	10,847
Touchstone Aggressive ETF (Pinnacle V )	12,569	12,891	(322)	33,785	—	17,411	51,196	50,874
Touchstone Conservative ETF (AdvantEdge )	1,817	1,914	(97)	(241)	1,299	3,547	4,605	4,508
Touchstone Conservative ETF (AnnuiChoice II )	5,174	4,002	1,172	2,238	3,686	7,734	13,658	14,830
Touchstone Conservative ETF (AnnuiChoice )	172	113	59	15	122	303	440	499
Touchstone Conservative ETF (GrandMaster flex3 )	9,179	9,996	(817)	30,545	6,528	(6,410)	30,663	29,846
Touchstone Conservative ETF (Grandmaster )	2,662	2,455	207	3,114	1,885	2,328	7,327	7,534
Touchstone Conservative ETF (IQ Annuity )	21,391	19,769	1,622	4,483	15,215	31,148	50,846	52,468
Touchstone Conservative ETF (Pinnacle )	6,626	5,910	716	2,400	4,713	9,763	16,876	17,592
Touchstone Conservative ETF (Pinnacle IV )	17,785	17,218	567	2,279	12,686	30,263	45,228	45,795
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E )	3,703	3,147	556	(9,912)	2,635	18,544	11,267	11,823
Touchstone Conservative ETF (Pinnacle Plus )	9,264	11,271	(2,007)	(9,759)	6,588	31,633	28,462	26,455
Touchstone Conservative ETF Fund (Pinnacle V )	35,866	43,096	(7,230)	12,236	25,721	75,317	113,274	106,044
Touchstone Active Bond (AdvantEdge )	4,730	3,622	1,108	(245)	—	8,404	8,159	9,267
Touchstone Active Bond (AnnuiChoice II )	1,814	997	817	(1,580)	—	4,731	3,151	3,968
Touchstone Active Bond (AnnuiChoice )	4,521	2,219	2,302	(380)	—	8,711	8,331	10,633
Touchstone Active Bond (GrandMaster flex3 )	2,747	2,564	183	(1,173)	—	9,386	8,213	8,396
Touchstone Active Bond (Grandmaster )	642	422	220	(115)	—	1,275	1,160	1,380
Touchstone Active Bond (IQ Annuity )	2,601	1,808	793	(263)	—	4,811	4,548	5,341
Touchstone Active Bond (Pinnacle )	5,231	4,648	583	(2,570)	—	18,204	15,634	16,217
Touchstone Active Bond (Pinnacle IV )	19,017	15,110	3,907	(25,949)	—	72,559	46,610	50,517
Touchstone Active Bond (Pinnacle Plus Reduced M&E )	3,702	2,184	1,518	47	—	7,683	7,730	9,248
Touchstone Active Bond (Pinnacle Plus )	4,009	3,459	550	(1,648)	—	10,141	8,493	9,043
Touchstone Active Bond (PinnacleV )	31,336	23,451	7,885	(26,057)	—	77,284	51,227	59,112
Touchstone GMAB Aggressive ETF (AnnuiChoice II )	2,483	2,859	(376)	4,798	—	5,232	10,030	9,654
Touchstone GMAB Aggressive ETF (Pinnacle IV )	4,345	7,537	(3,192)	50,815	—	(27,815)	23,000	19,808
Touchstone GMAB Aggressive ETF (Pinnacle V )	2,788	3,932	(1,144)	12,262	—	(2,525)	9,737	8,593
Touchstone GMAB Conservative ETF (Pinnacle IV )	1,200	1,661	(461)	2,992	854	(1,060)	2,786	2,325
Touchstone GMAB Conservative ETF (Pinnacle V )	2,305	4,323	(2,018)	22,940	1,639	(16,282)	8,297	6,279

See accompanying notes.
* - 2016 inception date of division.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone GMAB Moderate ETF (Pinnacle IV )	$10,609	$13,903	$(3,294)	$85,107	$41,657	$(98,923)	$27,841	$24,547
Touchstone GMAB Moderate ETF(Pinnacle V )	4,272	12,366	(8,094)	154,257	16,739	(151,453)	19,543	11,449
Touchstone Large Cap Core Equity (AdvantEdge )	1,190	2,273	(1,083)	7,612	14,382	(10,881)	11,113	10,030
Touchstone Large Cap Core Equity (AnnuiChoice II )	2,184	2,832	(648)	4,660	26,243	(11,497)	19,406	18,758
Touchstone Large Cap Core Equity (AnnuiChoice )	229	282	(53)	1,673	2,727	(2,317)	2,083	2,030
Touchstone Large Cap Core Equity (GrandMaster flex3 )	320	573	(253)	278	3,823	(1,239)	2,862	2,609
Touchstone Large Cap Core Equity (Grandmaster )	589	945	(356)	2,333	7,032	(4,304)	5,061	4,705
Touchstone Large Cap Core Equity (IQ Annuity )	3,233	5,844	(2,611)	11,829	38,593	(20,466)	29,956	27,345
Touchstone Large Cap Core Equity (Pinnacle )	10,513	17,123	(6,610)	92,411	130,919	(127,308)	96,022	89,412
Touchstone Large Cap Core Equity (Pinnacle IV )	2,877	6,343	(3,466)	62,628	35,827	(69,408)	29,047	25,581
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E )	450	568	(118)	172	5,367	(1,524)	4,015	3,897
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E )	1,160	1,578	(418)	1,811	13,421	(4,015)	11,217	10,799
Touchstone Large Cap Core Equity (Pinnacle Plus )	713	1,646	(933)	12,900	8,964	(16,094)	5,770	4,837
Touchstone Large Cap Core Equity (PinnacleV )	6,445	12,393	(5,948)	43,830	77,650	(56,610)	64,870	58,922
Touchstone Focused (AdvantEdge )	—	8,936	(8,936)	(4,848)	89,338	(19,685)	64,805	55,869
Touchstone Focused (AnnuiChoice II )	—	16,702	(16,702)	(2,591)	313,787	(121,968)	189,228	172,526
Touchstone Focused (AnnuiChoice )	—	4,277	(4,277)	38,623	86,896	(78,023)	47,496	43,219
Touchstone Focused (GrandMaster flex3 )	—	14,887	(14,887)	53,926	167,327	(111,541)	109,712	94,825
Touchstone Focused (Grandmaster )	—	20,253	(20,253)	(155,497)	119,033	60,201	23,737	3,484
Touchstone Focused (IQ Annuity )	—	37,983	(37,983)	74,589	495,758	(245,461)	324,886	286,903
Touchstone Focused (Pinnacle )	—	55,802	(55,802)	(3,895)	755,903	(240,031)	511,977	456,175
Touchstone Focused (Pinnacle IV )	1	47,411	(47,410)	(162,611)	536,436	(60,731)	313,094	265,684
Touchstone Focused (Pinnacle II Reduced M&E )	—	665	(665)	(2,689)	11,692	(1,822)	7,181	6,516
Touchstone Focused (Pinnacle Plus Reduced M&E )	—	8,191	(8,191)	(15,547)	120,206	(22,561)	82,098	73,907
Touchstone Focused (Pinnacle Plus )	—	10,699	(10,699)	(766,935)	75,993	357,091	(333,851)	(344,550)
Touchstone Focused (PinnacleV )	—	45,505	(45,505)	(50,776)	557,112	(146,336)	360,000	314,495
Touchstone Moderate ETF (AdvantEdge )	18,275	17,359	916	7,608	71,572	(25,244)	53,936	54,852
Touchstone Moderate ETF (AnnuiChoice II )	12,367	9,571	2,796	45,153	48,432	(51,813)	41,772	44,568
Touchstone Moderate ETF (AnnuiChoice )	3,835	2,311	1,524	3,822	15,213	(7,698)	11,337	12,861
Touchstone Moderate ETF (GrandMaster flex3 )	10,983	10,459	524	49,861	43,026	(60,229)	32,658	33,182
Touchstone Moderate ETF (Grandmaster )	2,454	1,802	652	3,314	9,589	(7,081)	5,822	6,474
Touchstone Moderate ETF (IQ Annuity )	21,853	18,926	2,927	23,585	85,679	(44,983)	64,281	67,208
Touchstone Moderate ETF (Pinnacle )	6,755	5,602	1,153	20,163	26,559	(26,335)	20,387	21,540
Touchstone Moderate ETF (Pinnacle IV )	21,484	20,369	1,115	89,701	84,425	(106,932)	67,194	68,309
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E )	11,237	7,505	3,732	(5,593)	44,008	(6,654)	31,761	35,493
Touchstone Moderate ETF (Pinnacle Plus )	8,425	11,941	(3,516)	70,739	33,049	(65,792)	37,996	34,480
Touchstone Moderate ETF (Pinnacle V )	27,207	27,452	(245)	30,594	106,593	(50,749)	86,438	86,193
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle )	11,553	12,327	(774)	16,391	24,033	8,790	49,214	48,440
Fidelity VIP Balanced (Grandmaster )	15,566	16,188	(622)	13,740	29,805	24,962	68,507	67,885

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Pinnacle )	$1,249	$1,179	$70	$(693)	$148	$(5,369)	$(5,914)	$(5,844)
Fidelity VIP Overseas (Pinnacle IV )	1,128	1,402	(274)	27,147	134	(36,386)	(9,105)	(9,379)
Fidelity VIP Equity-Income (Grandmaster )	190,376	110,356	80,020	(288,693)	470,153	1,081,824	1,263,284	1,343,304
Fidelity VIP Equity-Income (Pinnacle )	21,199	13,356	7,843	77,475	67,299	(5,062)	139,712	147,555
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E )	341	158	183	7	896	1,192	2,095	2,278
Fidelity VIP Growth (Grandmaster )	1,572	55,821	(54,249)	179,197	402,067	(560,159)	21,105	(33,144)
Fidelity VIP High Income (Grandmaster )	100,434	25,492	74,942	(57,025)	—	224,766	167,741	242,683
Fidelity VIP II Asset Manager (Grandmaster )	46,457	42,661	3,796	4,611	137,397	(95,056)	46,952	50,748
Fidelity VIP II Contrafund (Grandmaster )	67,554	117,801	(50,247)	176,974	745,924	(378,390)	544,508	494,261
Fidelity VIP II Contrafund (Pinnacle )	33,935	58,320	(24,385)	204,413	353,440	(275,898)	281,955	257,570
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E )	311	411	(100)	82	2,888	(346)	2,624	2,524
Fidelity VIP II Index 500 (Grandmaster )	39,750	39,534	216	274,621	3,317	2,007	279,945	280,161
Fidelity VIP II Index 500 (IQ3 )	417	370	47	138	28	2,570	2,736	2,783
Fidelity VIP II Index 500 (Pinnacle )	22,264	22,693	(429)	101,790	1,950	54,567	158,307	157,878
Fidelity VIP II Index 500 (Pinnacle IV )	20	242	(222)	7,685	21	(6,557)	1,149	927
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E )	349	266	83	98	23	2,195	2,316	2,399
Fidelity VIP II Investment Grade Bond (Pinnacle )	13,801	8,570	5,231	14,244	340	2,932	17,516	22,747
Fidelity VIP II Investment Grade Bond (Pinnacle IV )	12,841	9,299	3,542	18,809	335	1,427	20,571	24,113
Fidelity VIP II Investment Grade Bond (AnnuiChoice )	168	72	96	4	3	159	166	262
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 )	433	294	139	35	9	423	467	606
Fidelity VIP II Investment Grade Bond (Grandmaster )	22,957	13,367	9,590	2,309	464	20,025	22,798	32,388
Fidelity VIP II Investment Grade Bond (IQ Annuity )	670	512	158	916	18	324	1,258	1,416
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E )	1,701	833	868	142	34	1,445	1,621	2,489
Fidelity VIP II Investment Grade Bond (Pinnacle Plus )	—	18	(18)	76	1	10	87	69
Fidelity VIP Government Money Market IC (Pinacle )	1,750	11,878	(10,128)	—	—	(4)	(4)	(10,132)
Fidelity VIP Government Money Market IC (Pinacle II )	37	201	(164)	—	—	1	1	(163)
Fidelity VIP Government Money Market IC (Pinacle IV )	1,920	14,209	(12,289)	—	—	1	1	(12,288)
Fidelity VIP Government Money Market IC (Pinacle V )	1,278	10,120	(8,842)	—	—	(3)	(3)	(8,845)
Fidelity VIP Government Money Market IC (Pinnacle Plus )	3,498	33,514	(30,016)	—	—	6	6	(30,010)
Fidelity VIP Government Money Market IC (Pinnacle Plus Reduced M&E )	408	2,335	(1,927)	—	—	—	—	(1,927)
Fidelity VIP Government Money Market IC (GrandMaster )	2,751	19,082	(16,331)	—	—	—	—	(16,331)
Fidelity VIP Government Money Market IC (GrandMaster flex3 )	506	5,212	(4,706)	—	—	—	—	(4,706)
Fidelity VIP Government Money Market IC (AdvantEdge )	989	8,803	(7,814)	—	—	1	1	(7,813)
Fidelity VIP Government Money Market IC (AnnuiChoice )	406	2,017	(1,611)	—	—	—	—	(1,611)
Fidelity VIP Government Money Market IC (AnnuiChoice 2 )	352	2,035	(1,683)	—	—	—	—	(1,683)
Fidelity VIP Government Money Market IC (IQ3 )	2,787	24,546	(21,759)	—	—	—	—	(21,759)
Fidelity VIP Government Money Market (Varoom GLWB 3)*	20	148	(128)	—	—	—	—	(128)
Fidelity VIP Government Money Market (Varoom GLWB 5)*	4	39	(35)	—	—	—	—	(35)
Fidelity VIP Overseas (AnnuiChoice )	23	16	7	7	3	(117)	(107)	(100)
Fidelity VIP Overseas (Grandmaster flex3 )	433	462	(29)	257	51	(2,324)	(2,016)	(2,045)
Fidelity VIP Overseas (Grandmaster )	14,851	15,095	(244)	(94,417)	1,760	9,016	(83,641)	(83,885)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (IQ Annuity )	$254	$252	$2	$(29)	$30	$(1,175)	$(1,174)	$(1,172)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	176	491	(315)	(3,698)	21	1,501	(2,176)	(2,491)
Fidelity VIP Overseas (Pinnacle Plus )	41	55	(14)	205	5	(501)	(291)	(305)
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle )	—	4,730	(4,730)	28,435	36,273	(64,902)	(194)	(4,924)
Fidelity VIP III Mid Cap (Grandmaster )	5,802	18,895	(13,093)	(11,526)	91,696	69,285	149,455	136,362
Fidelity VIP III Mid Cap (Pinnacle )	7,813	26,427	(18,614)	43,328	125,042	44,429	212,799	194,185
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E )	16	41	(25)	(3)	230	204	431	406
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 )	1,197	1,396	(199)	(36)	4,264	(2,855)	1,373	1,174
Fidelity VIP Asset Manager (AdvantEdge )	1,287	1,572	(285)	1,202	4,156	(3,859)	1,499	1,214
Fidelity VIP Asset Manager (AnnuiChoice II )	2,132	1,923	209	1,634	7,211	(6,420)	2,425	2,634
Fidelity VIP Asset Manager (AnnuiChoice )	705	562	143	1,900	2,506	(3,731)	675	818
Fidelity VIP Asset Manager (GrandMaster flex3 )	170	204	(34)	(74)	567	(299)	194	160
Fidelity VIP Asset Manager (Pinnacle )	365	391	(26)	(425)	1,282	(419)	438	412
Fidelity VIP Asset Manager (Pinnacle IV )	2,000	2,708	(708)	(11,222)	8,847	4,413	2,038	1,330
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E )	642	568	74	(1,421)	1,704	1,085	1,368	1,442
Fidelity VIP Asset Manager (Pinnacle Plus )	277	476	(199)	(4,019)	1,717	2,059	(243)	(442)
Fidelity VIP Asset Manager (Pinnacle V )	4,215	4,626	(411)	(7,216)	10,553	1,382	4,719	4,308
Fidelity VIP Balanced (AdvantEdge )	3,906	7,204	(3,298)	(5,014)	12,394	18,354	25,734	22,436
Fidelity VIP Balanced (AnnuiChoice II )	16,806	13,470	3,336	3,000	23,995	39,915	66,910	70,246
Fidelity VIP Balanced (AnnuiChoice )	3,387	2,804	583	562	6,873	8,201	15,636	16,219
Fidelity VIP Balanced (GrandMaster flex3 )	990	1,638	(648)	(329)	2,758	3,391	5,820	5,172
Fidelity VIP Balanced (Grandmaster )	7,036	7,645	(609)	(8,447)	9,334	39,193	40,080	39,471
Fidelity VIP Balanced (IQ3 )	2,657	3,199	(542)	2,362	4,604	6,811	13,777	13,235
Fidelity VIP Balanced (Pinnacle )	3,515	4,111	(596)	2,173	7,843	6,298	16,314	15,718
Fidelity VIP Balanced (Pinnacle IV )	12,221	14,206	(1,985)	13,978	23,683	14,445	52,106	50,121
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E )	2,911	2,934	(23)	(2,752)	6,372	12,079	15,699	15,676
Fidelity VIP Balanced (Pinnacle Plus )	2,226	3,374	(1,148)	(8,390)	5,131	11,681	8,422	7,274
Fidelity VIP Balanced (Pinnacle V )	18,340	21,767	(3,427)	(3,671)	34,371	45,506	76,206	72,779
Fidelity VIP Contrafund (AdvantEdge )	7,958	22,833	(14,875)	79,941	124,371	(106,846)	97,466	82,591
Fidelity VIP Contrafund (AnnuiChoice II )	7,179	13,162	(5,983)	28,382	89,851	(34,199)	84,034	78,051
Fidelity VIP Contrafund (AnnuiChoice )	5,269	8,365	(3,096)	40,680	69,668	(55,504)	54,844	51,748
Fidelity VIP Contrafund (GrandMaster flex3 )	4,636	11,347	(6,711)	77,879	67,029	(100,893)	44,015	37,304
Fidelity VIP Contrafund (IQ Advisor Standard )	83	78	5	(1)	1,021	(116)	904	909
Fidelity VIP Contrafund (IQ3 )	9,200	21,566	(12,366)	23,340	120,448	(43,557)	100,231	87,865
Fidelity VIP Contrafund (Pinnacle IV )	19,507	48,177	(28,670)	225,104	308,567	(357,130)	176,541	147,871
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E )	4,438	8,063	(3,625)	(28,866)	54,704	18,640	44,478	40,853
Fidelity VIP Contrafund (Pinnacle Plus )	4,328	16,027	(11,699)	(1,125,800)	426,220	197,968	(501,612)	(513,311)
Fidelity VIP Contrafund (Pinnacle V )	46,026	115,913	(69,887)	303,007	591,735	(376,904)	517,838	447,951
Fidelity VIP Disciplined Small Cap (AnnuiChoice II )	1,223	2,048	(825)	(35)	6,989	42,645	49,599	48,774

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (AnnuiChoice )	$171	$348	$(177)	$61	$2,452	$4,768	$7,281	$7,104
Fidelity VIP Disciplined Small Cap (GrandMaster )	59	166	(107)	472	901	1,141	2,514	2,407
Fidelity VIP Disciplined Small Cap (IQ Annuity )	351	1,061	(710)	797	5,286	9,105	15,188	14,478
Fidelity VIP Disciplined Small Cap (Pinnacle )	504	1,452	(948)	(570)	7,774	14,439	21,643	20,695
Fidelity VIP Disciplined Small Cap (Pinnacle IV )	214	725	(511)	3,984	5,270	(922)	8,332	7,821
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E )	10	25	(15)	(461)	151	470	160	145
Fidelity VIP Disciplined Small Cap (Pinnacle Plus )	202	1,090	(888)	(4,374)	5,405	7,257	8,288	7,400
Fidelity VIP Disciplined Small Cap (Pinnacle V )	1,603	2,749	(1,146)	(68)	9,020	43,999	52,951	51,805
Fidelity VIP Equity-Income (AnnuiChoice II )	10,651	5,504	5,147	31,985	29,783	9,956	71,724	76,871
Fidelity VIP Equity-Income (AdvantEdge )	3,273	2,482	791	(1,787)	10,448	14,270	22,931	23,722
Fidelity VIP Equity-Income (AnnuiChoice )	8,183	3,589	4,594	2,343	17,070	40,255	59,668	64,262
Fidelity VIP Equity-Income (GrandMaster flex3 )	2,885	2,234	651	7,990	9,075	4,676	21,741	22,392
Fidelity VIP Equity-Income (IQ3 )	8,282	5,644	2,638	14,149	25,465	15,958	55,572	58,210
Fidelity VIP Equity-Income (Pinnacle IV )	35,009	22,793	12,216	4,967	51,020	237,094	293,081	305,297
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E )	11,851	5,712	6,139	(16,094)	24,769	66,238	74,913	81,052
Fidelity VIP Equity-Income (Pinnacle Plus )	12,609	10,598	2,011	(33,775)	29,004	118,128	113,357	115,368
Fidelity VIP Equity-Income (Pinnacle V )	26,516	19,864	6,652	13,049	76,112	107,452	196,613	203,265
Fidelity VIP Freedom 2010 (Advantedge )	36	46	(10)	(2)	65	44	107	97
Fidelity VIP Freedom 2010 (AnnuiChoice II )	371	671	(300)	(1,609)	2,120	1,722	2,233	1,933
Fidelity VIP Freedom 2010 (GrandMaster flex3 )	100	121	(21)	41	180	77	298	277
Fidelity VIP Freedom 2010 (GrandMaster )	151	163	(12)	83	277	101	461	449
Fidelity VIP Freedom 2010 (Pinnacle )	1,285	1,348	(63)	146	2,289	1,355	3,790	3,727
Fidelity VIP Freedom 2010 (Pinnacle IV )	1,970	2,402	(432)	4,251	3,920	(2,919)	5,252	4,820
Fidelity VIP Freedom 2010 (Pinnacle Plus )	65	84	(19)	(3)	115	79	191	172
Fidelity VIP Freedom 2010 (Pinnacle V )	5,014	8,217	(3,203)	32,385	13,967	(24,134)	22,218	19,015
Fidelity VIP Freedom 2015 (AdvantEdge )	1,615	2,006	(391)	447	3,416	1,313	5,176	4,785
Fidelity VIP Freedom 2015 (AnnuiChoice II )	113	100	13	10	237	112	359	372
Fidelity VIP Freedom 2015 (GrandMaster flex3 )	101	122	(21)	6	214	104	324	303
Fidelity VIP Freedom 2015 (Pinnacle IV )	473	537	(64)	101	1,015	427	1,543	1,479
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E )	182	271	(89)	(237)	467	1,490	1,720	1,631
Fidelity VIP Freedom 2015 (Pinnacle Plus )	411	609	(198)	3,393	1,364	(3,573)	1,184	986
Fidelity VIP Freedom 2015 (Pinnacle V )	5,235	8,384	(3,149)	53,565	16,578	(47,784)	22,359	19,210
Fidelity VIP Freedom 2020 (AdvantEdge )	5	6	(1)	1	15	4	20	19
Fidelity VIP Freedom 2020 (AnnuiChoice II )	653	439	214	7	721	424	1,152	1,366
Fidelity VIP Freedom 2020 (GrandMaster )	144	148	(4)	14	335	138	487	483
Fidelity VIP Freedom 2020 (Pinnacle IV )	42	35	7	(13)	105	(97)	(5)	2
Fidelity VIP Freedom 2020 (Pinnacle V )	6,477	6,933	(456)	8,930	11,738	5,394	26,062	25,606
Fidelity VIP Freedom 2025 (Advantedge )	6	6	—	2	14	3	19	19
Fidelity VIP Freedom 2025 (Pinnacle IV )	102	114	(12)	25	245	84	354	342
Fidelity VIP Freedom 2025 (Pinnacle V )	9,863	9,365	498	(253)	15,995	6,012	21,754	22,252
Fidelity VIP Freedom 2030 (AnnuiChoice II )	845	665	180	(76)	405	5,123	5,452	5,632

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle IV )	$38	$45	$(7)	$7	$120	$28	$155	$148
Fidelity VIP Freedom 2030 (Pinnacle Plus )	11,571	15,921	(4,350)	(791)	37,248	10,454	46,911	42,561
Fidelity VIP Freedom 2030 (Pinnacle V )	2,120	2,672	(552)	424	6,661	1,512	8,597	8,045
Fidelity VIP Growth (AnnuiChoice II )	—	7,366	(7,366)	35,847	58,409	(88,269)	5,987	(1,379)
Fidelity VIP Growth (GrandMaster )	—	13,151	(13,151)	79,863	55,763	(75,713)	59,913	46,762
Fidelity VIP Growth (AdvantEdge )	—	1,298	(1,298)	2,548	7,962	(10,214)	296	(1,002)
Fidelity VIP Growth (AnnuiChoice )	—	1,415	(1,415)	2,377	8,387	(3,484)	7,280	5,865
Fidelity VIP Growth (GrandMaster flex3 )	—	1,122	(1,122)	1,294	6,374	(6,579)	1,089	(33)
Fidelity VIP Growth (IQ3 )	—	1,831	(1,831)	10,645	12,663	(22,693)	615	(1,216)
Fidelity VIP Growth (Pinnacle )	—	1,330	(1,330)	(8,665)	12,088	(9,611)	(6,188)	(7,518)
Fidelity VIP Growth (Pinnacle IV )	—	13,592	(13,592)	118,105	47,236	(100,780)	64,561	50,969
Fidelity VIP Growth (Pinnacle Plus Reduced M&E )	—	831	(831)	(797)	1,486	3,271	3,960	3,129
Fidelity VIP Growth (Pinnacle Plus )	—	6,518	(6,518)	7,121	28,007	(15,581)	19,547	13,029
Fidelity VIP Growth (Pinnacle V )	—	8,521	(8,521)	43,631	41,676	(64,458)	20,849	12,328
Fidelity VIP High Income (AdvantEdge )	30,660	7,978	22,682	43,343	—	8,243	51,586	74,268
Fidelity VIP High Income (AnnuiChoice II )	6,926	1,497	5,429	(468)	—	10,933	10,465	15,894
Fidelity VIP High Income (AnnuiChoice )	11,126	2,068	9,058	(281)	—	16,461	16,180	25,238
Fidelity VIP High Income (GrandMaster flex3 )	68,155	17,028	51,127	102,526	—	10,822	113,348	164,475
Fidelity VIP High Income (IQ3 )	271,579	67,943	203,636	461,358	—	46,855	508,213	711,849
Fidelity VIP High Income (Pinnacle )	1,300	341	959	(38)	—	2,067	2,029	2,988
Fidelity VIP High Income (Pinnacle IV )	13,795	3,918	9,877	(10,438)	—	35,849	25,411	35,288
Fidelity VIP High Income (Pinnacle Plus Reduced M&E )	1,951	433	1,518	(371)	—	3,400	3,029	4,547
Fidelity VIP High Income (Pinnacle Plus )	4,358	1,602	2,756	(6,266)	—	14,290	8,024	10,780
Fidelity VIP High Income (Pinnacle V )	16,840	5,041	11,799	(8,233)	—	34,710	26,477	38,276
Fidelity VIP II Index 500 (Pinnacle )	8,236	8,216	20	19,593	642	37,773	58,008	58,028
Fidelity VIP II Index 500 (Pinnacle IV )	29,534	32,910	(3,376)	154,764	2,792	29,699	187,255	183,879
Fidelity VIP II Index 500 (Pinnacle V )	116,160	112,766	3,394	202,636	6,894	529,794	739,324	742,718
Fidelity VIP Index 500 (AdvantEdge )	18,168	15,665	2,503	19,776	958	81,022	101,756	104,259
Fidelity VIP Index 500 (AnnuiChoice II )	44,901	32,487	12,414	40,361	2,483	241,313	284,157	296,571
Fidelity VIP Index 500 (AnnuiChoice )	5,351	4,295	1,056	37,374	491	1,486	39,351	40,407
Fidelity VIP Index 500 (Grandmaster flex3 )	4,892	5,647	(755)	12,481	382	21,990	34,853	34,098
Fidelity VIP Index 500 (Grandmaster )	23,296	25,603	(2,307)	187,648	2,630	(50,028)	140,250	137,943
Fidelity VIP Index 500 (IQ3 )	7,995	8,589	(594)	11,229	648	43,523	55,400	54,806
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E )	10,658	7,964	2,694	9,677	615	55,184	65,476	68,170
Fidelity VIP Index 500 (Pinnacle Plus )	5,378	8,500	(3,122)	62,828	801	(29,914)	33,715	30,593
Fidelity VIP Investment Grade Bond (AdvantEdge )	17,645	12,687	4,958	(5,742)	364	22,738	17,360	22,318
Fidelity VIP Investment Grade Bond (AnnuiChoice II )	36,048	15,177	20,871	(1,586)	538	10,959	9,911	30,782
Fidelity VIP Investment Grade Bond (AnnuiChoice )	3,616	1,625	1,991	(26)	77	3,316	3,367	5,358
Fidelity VIP Investment Grade Bond (GrandMaster flex3 )	1,280	1,095	185	(859)	27	2,047	1,215	1,400
Fidelity VIP Investment Grade Bond (GrandMaster )	9,476	6,007	3,469	(1,428)	212	12,625	11,409	14,878
Fidelity VIP Investment Grade Bond (IQ3 )	5,709	3,816	1,893	(2,553)	138	8,329	5,914	7,807

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle )	$2,291	$1,548	$743	$(1,186)	$65	$4,530	$3,409	$4,152
Fidelity VIP Investment Grade Bond (Pinnacle IV )	9,820	7,290	2,530	(8,524)	275	22,874	14,625	17,155
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E )	388	192	196	(3)	8	355	360	556
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E )	1,619	862	757	100	36	1,544	1,680	2,437
Fidelity VIP Investment Grade Bond (Pinnacle Plus )	1,035	8,332	(7,297)	(143,597)	26	166,316	22,745	15,448
Fidelity VIP Investment Grade Bond (Pinnacle V )	201,262	138,347	62,915	400	3,970	165,618	169,988	232,903
Fidelity VIP Mid Cap (AdvantEdge )	1,225	8,082	(6,857)	(18,513)	39,829	30,386	51,702	44,845
Fidelity VIP Mid Cap (AnnuiChoice II )	2,633	9,051	(6,418)	(6,061)	48,092	45,975	88,006	81,588
Fidelity VIP Mid Cap (AnnuiChoice )	915	2,844	(1,929)	(110)	17,432	14,614	31,936	30,007
Fidelity VIP Mid Cap (GrandMaster flex3 )	819	4,143	(3,324)	14,488	16,769	(1,542)	29,715	26,391
Fidelity VIP Mid Cap (Grandmaster )	1,387	5,794	(4,407)	(414)	27,194	19,618	46,398	41,991
Fidelity VIP Mid Cap (IQ Annuity )	2,901	13,454	(10,553)	8,159	57,219	37,987	103,365	92,812
Fidelity VIP Mid Cap (Pinnacle )	1,324	5,300	(3,976)	1,252	23,256	20,072	44,580	40,604
Fidelity VIP Mid Cap (Pinnacle IV )	2,570	12,965	(10,395)	(7,053)	62,163	40,447	95,557	85,162
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E )	1,520	6,138	(4,618)	(22,217)	34,587	44,796	57,166	52,548
Fidelity VIP Mid Cap (Pinnacle Plus )	1,147	6,624	(5,477)	(12,037)	26,359	27,930	42,252	36,775
Fidelity VIP Mid Cap (Pinnacle V )	5,300	27,665	(22,365)	(10,715)	111,833	98,042	199,160	176,795
Fidelity VIP Overseas (AdvantEdge )	4,074	4,711	(637)	3,543	567	(25,207)	(21,097)	(21,734)
Fidelity VIP Overseas (AnnuiChoice II )	3,433	3,087	346	2,466	478	(20,233)	(17,289)	(16,943)
Fidelity VIP Overseas (AnnuiChoice )	1,546	1,732	(186)	8,629	215	(18,124)	(9,280)	(9,466)
Fidelity VIP Overseas (GrandMaster flex3 )	1,385	1,735	(350)	6,206	193	(12,713)	(6,314)	(6,664)
Fidelity VIP Overseas (GrandMaster )	6,535	5,920	615	(12,726)	909	19,925	8,108	8,723
Fidelity VIP Overseas (IQ3 )	4,105	4,964	(859)	16,367	571	(40,635)	(23,697)	(24,556)
Fidelity VIP Overseas (Pinnacle )	3,412	3,806	(394)	(4,659)	475	(19,013)	(23,197)	(23,591)
Fidelity VIP Overseas (Pinnacle IV )	8,634	9,763	(1,129)	(22,050)	1,201	8,116	(12,733)	(13,862)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	1,225	974	251	(1,418)	170	(5,377)	(6,625)	(6,374)
Fidelity VIP Overseas (Pinnacle Plus )	1,865	2,831	(966)	(5,631)	260	(1,948)	(7,319)	(8,285)
Fidelity VIP Overseas (Pinnacle V )	10,510	13,278	(2,768)	22,823	1,462	(82,001)	(57,716)	(60,484)
Fidelity VIP Target Volatility (AnnuiChoice II )	210	162	48	(15)	87	530	602	650
Fidelity VIP Target Volatility (GrandMaster )	89	76	13	17	23	236	276	289
Fidelity VIP Target Volatility (Pinnacle V )	4,128	5,814	(1,686)	(2,106)	1,930	16,930	16,754	15,068
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge )	—	594	(594)	144	—	7,677	7,821	7,227
Columbia VIT Mid Cap Value (AnnuiChoice II )	—	3,879	(3,879)	(22)	—	48,128	48,106	44,227
Columbia VIT Mid Cap Value (Annuichoice )	—	55	(55)	15	—	739	754	699
Columbia VIT Mid Cap Value (Grandmaster flex3 )	—	1,476	(1,476)	14,148	—	(4,614)	9,534	8,058
Columbia VIT Mid Cap Value (Grandmaster )	—	11	(11)	(2)	—	119	117	106
Columbia VIT Mid Cap Value (Pinnacle )	—	477	(477)	81	—	4,687	4,768	4,291
Columbia VIT Mid Cap Value (Pinnacle IV )	—	579	(579)	396	—	4,104	4,500	3,921
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E )	—	301	(301)	(356)	—	2,883	2,527	2,226
Columbia VIT Mid Cap Value (Pinnacle Plus )	—	2,315	(2,315)	2,513	—	15,639	18,152	15,837

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Pinnacle V )	$—	$3,509	$(3,509)	$5,914	$—	$24,498	$30,412	$26,903
Franklin Growth and Income VIP Fund (Pinnacle )	53,138	25,564	27,574	(40,009)	142,327	50,211	152,529	180,103
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	222	88	134	19	596	71	686	820
Franklin Income VIP Fund (Pinnacle )	197,517	53,612	143,905	116,197	—	211,188	327,385	471,290
Franklin Income VIP Fund (Pinnacle II Reduced M&E )	13,180	2,874	10,306	(64)	—	22,264	22,200	32,506
JP Morgan IT Mid Cap Value (AnnuiChoice )	18	20	(2)	8	105	153	266	264
JP Morgan IT Mid Cap Value (GrandMaster flex3 )	844	1,518	(674)	3,630	5,052	3,843	12,525	11,851
JP Morgan IT Mid Cap Value (Grandmaster )	664	1,057	(393)	2,704	3,975	3,277	9,956	9,563
JP Morgan IT Mid Cap Value (IQ3 )	524	888	(364)	611	3,132	4,185	7,928	7,564
JP Morgan IT Mid Cap Value (Pinnacle )	810	1,282	(472)	1,469	4,852	5,986	12,307	11,835
JP Morgan IT Mid Cap Value (Pinnacle IV )	4,635	7,154	(2,519)	142,403	27,747	(107,944)	62,206	59,687
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E )	1,910	2,547	(637)	(830)	11,431	17,795	28,396	27,759
JP Morgan IT Mid Cap Value (Pinnacle Plus )	—	6	(6)	(641)	—	285	(356)	(362)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	524	135	389	433	—	165	598	987
Morgan Stanley UIF Emerging Markets Debt (IQ3 )	13	7	6	81	—	(36)	45	51
Morgan Stanley UIF Emerging Markets Debt (Pinnacle )	6,924	1,719	5,205	(2,302)	—	9,342	7,040	12,245
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	3,262	651	2,611	1,861	—	1,602	3,463	6,074
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E )	824	165	659	(19)	—	654	635	1,294
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	66	58	8	31	—	229	260	268
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	18	13	5	4	—	66	70	75
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )	1,566	1,827	(261)	6,205	—	53	6,258	5,997
Morgan Stanley UIF U.S. Real Estate (IQ3 )	946	1,060	(114)	2,657	—	1,199	3,856	3,742
Morgan Stanley UIF U.S. Real Estate (Pinnacle )	6,419	6,344	75	16,775	—	9,386	26,161	26,236
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	8,483	9,305	(822)	105,091	—	(78,451)	26,640	25,818
Non-Affiliated Class 2:			—				—	—
American Funds Managed Risk Asset Allocation (AdvantEdge )	872	1,061	(189)	19	2,031	1,739	3,789	3,600
American Funds Managed Risk Asset Allocation (AnnuiChoice )	1	2	(1)	—	3	3	6	5
American Funds Managed Risk Asset Allocation (AnnuiChoice II )	1,432	1,300	132	(369)	3,222	3,690	6,543	6,675
American Funds Managed Risk Asset Allocation (GrandMaster flex3 )	66	79	(13)	(57)	156	173	272	259
American Funds Managed Risk Asset Allocation (Pinnacle )	134	133	1	15	315	737	1,067	1,068
American Funds Managed Risk Asset Allocation (Pinnacle IV )	392	416	(24)	(100)	918	1,559	2,377	2,353
American Funds Managed Risk Asset Allocation (Pinnacle V )	20,993	24,056	(3,063)	(1,898)	49,381	40,950	88,433	85,370
Columbia VIT Small Cap Value Class 2 (AdvantEdge )	459	2,155	(1,696)	(7,029)	11,697	30,489	35,157	33,461
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II )	906	2,457	(1,551)	(1,886)	23,060	50,308	71,482	69,931
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 )	60	241	(181)	22	1,535	3,026	4,583	4,402
Columbia VIT Small Cap Value Class 2 (Grandmaster )	168	589	(421)	79	4,266	7,953	12,298	11,877
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus )	371	1,575	(1,204)	478	9,444	18,067	27,989	26,785
Columbia VIT Small Cap Value Class 2 (Pinnacle )	25	109	(84)	(1,300)	643	3,329	2,672	2,588
Columbia VIT Small Cap Value Class 2 (Pinnacle IV )	128	514	(386)	(1,104)	3,265	7,115	9,276	8,890
Columbia VIT Small Cap Value Class 2 (Pinnacle V )	2,211	8,677	(6,466)	(4,136)	56,247	111,819	163,930	157,464
Franklin Growth and Income VIP Fund (AdvantEdge )	3,232	1,998	1,234	3,619	9,528	(2,966)	10,181	11,415

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund (AnnuiChoice II )	$9,613	$4,156	$5,457	$16,875	$28,343	$(15,921)	$29,297	$34,754
Franklin Growth and Income VIP Fund (AnnuiChoice )	4,500	1,746	2,754	2,031	13,266	65	15,362	18,116
Franklin Growth and Income VIP Fund (GrandMaster flex3 )	5,728	3,425	2,303	20,602	16,886	(19,512)	17,976	20,279
Franklin Growth and Income VIP Fund (Grandmaster )	18,754	9,674	9,080	10,691	55,290	(5,336)	60,645	69,725
Franklin Growth and Income VIP Fund (IQ Annuity )	18,675	10,394	8,281	12,435	55,061	(7,047)	60,449	68,730
Franklin Growth and Income VIP Fund (Pinnacle )	19,363	10,277	9,086	14,237	57,088	(1,802)	69,523	78,609
Franklin Growth and Income VIP Fund (Pinnacle IV )	37,355	21,572	15,783	149,582	110,135	(136,863)	122,854	138,637
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	—	—	—	—	1	—	1	1
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E )	9,012	4,022	4,990	(233)	26,570	5,916	32,253	37,243
Franklin Growth and Income VIP Fund (Pinnacle Plus )	2,852	1,748	1,104	(1,738)	8,407	(1,331)	5,338	6,442
Franklin Growth and Income VIP Fund (Pinnacle V )	25,694	15,548	10,146	62,307	75,754	(49,434)	88,627	98,773
Franklin Income VIP Fund (AdvantEdge )	11,570	3,801	7,769	(455)	—	20,322	19,867	27,636
Franklin Income VIP Fund (AnnuiChoice II )	36,855	8,511	28,344	(3,538)	—	64,146	60,608	88,952
Franklin Income VIP Fund (AnnuiChoice )	7,182	1,456	5,726	5	—	12,140	12,145	17,871
Franklin Income VIP Fund (GrandMaster flex3 )	42,291	13,922	28,369	49,228	—	20,653	69,881	98,250
Franklin Income VIP Fund (Grandmaster )	34,241	9,075	25,166	(3,849)	—	56,796	52,947	78,113
Franklin Income VIP Fund (IQ Annuity )	46,553	13,800	32,753	21,575	—	56,464	78,039	110,792
Franklin Income VIP Fund (Pinnacle IV )	87,163	26,134	61,029	5,360	—	137,217	142,577	203,606
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E )	20,200	4,386	15,814	(18,216)	—	49,211	30,995	46,809
Franklin Income VIP Fund (Pinnacle Plus )	6,788	2,509	4,279	(18,118)	—	28,476	10,358	14,637
Franklin Income VIP Fund (Pinnacle V )	377,929	119,168	258,761	(1,146)	—	630,064	628,918	887,679
Franklin Large Cap Growth VIP Fund (AdvantEdge )	—	2,308	(2,308)	4,956	2,595	(9,701)	(2,150)	(4,458)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II )	—	2,827	(2,827)	5,708	3,938	(13,434)	(3,788)	(6,615)
Franklin Large Cap Growth VIP Fund (AnnuiChoice )	—	520	(520)	(60)	828	(1,118)	(350)	(870)
Franklin Large Cap Growth VIP Fund (GrandMaster flex3 )	—	737	(737)	(50)	732	(1,244)	(562)	(1,299)
Franklin Large Cap Growth VIP Fund (Grandmaster )	—	626	(626)	(1,307)	725	381	(201)	(827)
Franklin Large Cap Growth VIP Fund (IQ Annuity )	—	2,750	(2,750)	939	2,992	(7,541)	(3,610)	(6,360)
Franklin Large Cap Growth VIP Fund (Pinnacle )	—	1,716	(1,716)	(3,409)	2,009	914	(486)	(2,202)
Franklin Large Cap Growth VIP Fund (Pinnacle IV )	—	7,379	(7,379)	6,494	7,687	(28,860)	(14,679)	(22,058)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E )	—	987	(987)	(316)	1,351	(2,122)	(1,087)	(2,074)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus )	—	1,750	(1,750)	(7,041)	1,893	702	(4,446)	(6,196)
Franklin Large Cap Growth VIP Fund (Pinnacle V )	—	13,758	(13,758)	69,069	14,217	(97,877)	(14,591)	(28,349)
Franklin Mutual Shares VIP Fund (AdvantEdge )	25,795	21,782	4,013	47,387	106,262	22,454	176,103	180,116
Franklin Mutual Shares VIP Fund (AnnuiChoice II )	17,160	9,804	7,356	12,426	70,686	34,315	117,427	124,783
Franklin Mutual Shares VIP Fund (AnnuiChoice )	4,280	2,120	2,160	714	17,631	9,761	28,106	30,266
Franklin Mutual Shares VIP Fund (GrandMaster flex3 )	9,897	8,216	1,681	22,655	40,771	(1,114)	62,312	63,993
Franklin Mutual Shares VIP Fund (IQ Advisor Standard )	232	69	163	5	961	565	1,531	1,694
Franklin Mutual Shares VIP Fund (IQ Annuity )	5,477	3,910	1,567	15,056	22,565	(3,884)	33,737	35,304
Franklin Mutual Shares VIP Fund (Pinnacle )	9,431	6,527	2,904	13,917	38,851	9,932	62,700	65,604
Franklin Mutual Shares VIP Fund (Pinnacle IV )	18,623	13,743	4,880	43,838	76,718	(785)	119,771	124,651
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E )	4,980	2,677	2,303	(10,528)	20,513	21,643	31,628	33,931

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (Pinnacle Plus )	$1,264	$1,646	$(382)	$(18,411)	$5,204	$23,333	$10,126	$9,744
Franklin Mutual Shares VIP Fund (Pinnacle V )	89,237	67,638	21,599	129,700	367,617	87,568	584,885	606,484
Franklin Mutual Shares VIP Fund(Grandmaster )	6,068	4,178	1,890	5,861	25,001	9,196	40,058	41,948
Franklin Small Cap Value VIP Fund (AdvantEdge )	714	1,604	(890)	(1,799)	13,123	18,762	30,086	29,196
Franklin Small Cap Value VIP Fund (Annuichoice II )	430	614	(184)	(5,664)	7,894	11,529	13,759	13,575
Franklin Small Cap Value VIP Fund (Grandmaster )	888	1,562	(674)	(1,180)	16,327	15,059	30,206	29,532
Franklin Small Cap Value VIP Fund (Grandmaster flex3 )	197	334	(137)	2,425	3,624	(7)	6,042	5,905
Franklin Small Cap Value VIP Fund (IQ Annuity )	628	1,113	(485)	(5,028)	11,543	13,122	19,637	19,152
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E )	93	115	(22)	(1,394)	1,716	2,282	2,604	2,582
Franklin Small Cap Value VIP Fund (Pinnacle Plus )	430	889	(459)	(242)	7,893	6,308	13,959	13,500
Franklin Small Cap Value VIP Fund (Pinnacle )	1,184	1,793	(609)	1,283	21,753	11,318	34,354	33,745
Franklin Small Cap Value VIP Fund (Pinnacle IV )	981	1,809	(828)	3,387	18,034	11,164	32,585	31,757
Franklin Small Cap Value VIP Fund (Pinnacle V )	2,456	4,820	(2,364)	(2,864)	45,135	38,703	80,974	78,610
Invesco VI American Franchise (AdvantEdge )	—	212	(212)	279	1,260	(1,203)	336	124
Invesco VI American Franchise (AnnuiChoice II )	—	265	(265)	4,268	1,331	(5,581)	18	(247)
Invesco VI American Franchise (GrandMaster flex3 )	—	202	(202)	21	1,203	(963)	261	59
Invesco VI American Franchise (Grandmaster )	—	73	(73)	21	513	(426)	108	35
Invesco VI American Franchise (IQ Annuity )	—	—	—	(6)	—	(4)	(10)	(10)
Invesco VI American Franchise (Pinnacle Plus Reduced M&E )	—	10	(10)	(7)	118	(248)	(137)	(147)
Invesco VI American Franchise (Pinnacle Plus )	—	453	(453)	(179)	2,461	(1,825)	457	4
Invesco VI American Franchise (Pinnacle )	—	151	(151)	3,386	329	(3,317)	398	247
Invesco VI American Franchise (Pinnacle IV )	—	1,991	(1,991)	12,621	11,267	(22,137)	1,751	(240)
Invesco VI American Franchise (Pinnacle V )	—	925	(925)	6,153	6,656	(13,855)	(1,046)	(1,971)
Invesco VI American Value (AdvantEdge )	300	3,975	(3,675)	(51,657)	14,576	64,632	27,551	23,876
Invesco VI American Value (AnnuiChoice II )	516	4,927	(4,411)	(9,735)	25,063	53,907	69,235	64,824
Invesco VI American Value (AnnuiChoice )	3	25	(22)	(1)	142	216	357	335
Invesco VI American Value (Grandmaster flex3 )	36	470	(434)	(17)	1,742	2,679	4,404	3,970
Invesco VI American Value (IQ Annuity )	35	272	(237)	(63)	1,702	1,175	2,814	2,577
Invesco VI American Value (Pinnacle Plus Reduced M&E )	29	256	(227)	(2,852)	1,407	3,830	2,385	2,158
Invesco VI American Value (Pinnacle Plus )	149	2,107	(1,958)	(1,474)	7,217	12,452	18,195	16,237
Invesco VI American Value II (Pinnacle V )	920	11,338	(10,418)	(16,979)	44,641	90,945	118,607	108,189
Invesco VI American Value II (Pinnacle )	39	335	(296)	(5,985)	1,906	8,182	4,103	3,807
Invesco VI American Value II (Pinnacle IV )	26	370	(344)	(4,062)	1,290	5,402	2,630	2,286
Invesco VI Comstock (AdvantEdge )	2,136	2,812	(676)	15,181	12,845	(4,242)	23,784	23,108
Invesco VI Comstock (AnnuiChoice II )	6,744	5,639	1,105	(2,769)	40,537	37,615	75,383	76,488
Invesco VI Comstock (AnnuiChoice )	677	509	168	607	4,073	2,996	7,676	7,844
Invesco VI Comstock (GrandMaster flex3 )	1,574	1,755	(181)	11,362	9,466	(4,908)	15,920	15,739
Invesco VI Comstock (Grandmaster )	592	603	(11)	206	3,562	2,967	6,735	6,724
Invesco VI Comstock (IQ Annuity )	327	356	(29)	241	1,966	1,505	3,712	3,683
Invesco VI Comstock (Pinnacle Plus Reduced M&E )	846	814	32	1,134	5,084	4,020	10,238	10,270
Invesco VI Comstock (Pinnacle Plus )	503	668	(165)	66	3,022	2,551	5,639	5,474

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (Pinnacle )	$1,058	$1,066	$(8)	$(47)	$6,362	$4,958	$11,273	$11,265
Invesco VI Comstock (Pinnacle IV )	2,102	3,214	(1,112)	52,405	12,639	(43,204)	21,840	20,728
Invesco VI Comstock (Pinnacle V )	20,218	22,828	(2,610)	28,949	121,545	87,068	237,562	234,952
Invesco VI International Growth Class II (Advantedge )	1,025	1,574	(549)	691	—	(2,677)	(1,986)	(2,535)
Invesco VI International Growth Class II (IQ Advisor Enhanced )	2,551	2,546	5	(161)	—	(2,456)	(2,617)	(2,612)
Invesco VI International Growth Class II (Pinnacle Plus )	1,207	1,364	(157)	614	—	(2,566)	(1,952)	(2,109)
Invesco VI International Growth Class II (Pinnacle )	661	848	(187)	1,165	—	(2,156)	(991)	(1,178)
Invesco VI International Growth Class II (Pinnacle V )	8,113	10,307	(2,194)	1,399	—	(12,858)	(11,459)	(13,653)
Invesco VI International Growth II (Grandmaster )	338	391	(53)	(56)	—	(484)	(540)	(593)
Invesco VI Mid Cap Growth (Pinnacle V )*	—	204	(204)	(25)	3,414	(4,135)	(746)	(950)
Templeton Foreign VIP Fund (IQ Annuity )	5,236	3,928	1,308	8,575	4,689	(575)	12,689	13,997
Templeton Foreign VIP (Pinnacle )	3,291	2,325	966	(4,659)	2,948	9,865	8,154	9,120
Templeton Foreign VIP (Pinnacle IV )	11,727	8,946	2,781	(36,996)	10,504	51,533	25,041	27,822
Templeton Foreign VIP (Pinnacle V )	31,636	24,736	6,900	(25,195)	28,337	84,424	87,566	94,466
Templeton Foreign VIP Fund (AnnuiChoice II )	6,878	4,112	2,766	1,360	6,160	14,844	22,364	25,130
Templeton Foreign VIP Fund (AnnuiChoice )	1,068	550	518	(76)	956	1,921	2,801	3,319
Templeton Foreign VIP Fund (AdvantEdge )	7,735	6,416	1,319	1,091	6,929	12,843	20,863	22,182
Templeton Foreign VIP Fund (GrandMaster flex3 )	4,204	3,775	429	3,162	3,765	5,949	12,876	13,305
Templeton Foreign VIP Fund (Grandmaster )	1,776	1,118	658	(9,118)	1,591	11,519	3,992	4,650
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E )	3,005	1,770	1,235	(2,379)	2,691	7,289	7,601	8,836
Templeton Foreign VIP Fund (Pinnacle Plus )	2,017	1,862	155	(23,721)	1,806	25,147	3,232	3,387
Templeton Global Bond VIP Fund (Pinnacle )	—	938	(938)	(333)	59	2,335	2,061	1,123
Templeton Global Bond VIP Fund (Grandmaster )	—	541	(541)	(196)	33	1,417	1,254	713
Templeton Global Bond VIP Fund (GrandMaster flex3 )	—	1,324	(1,324)	(14,195)	92	13,891	(212)	(1,536)
Templeton Global Bond VIP Fund (Pinnacle V )	—	586	(586)	(2,212)	33	3,288	1,109	523
Templeton Global Bond VIP Fund (Pinnacle IV )	—	2,673	(2,673)	(4,913)	141	10,131	5,359	2,686
Templeton Global Bond VIP Fund (AnnuiChoice II )	—	3,344	(3,344)	(4,069)	244	12,644	8,819	5,475
Templeton Growth VIP Fund (AdvantEdge )	1,688	1,330	358	2,344	3,246	610	6,200	6,558
Templeton Growth VIP Fund (AnnuiChoice II )	1,616	904	712	(2,536)	3,106	1,598	2,168	2,880
Templeton Growth VIP Fund (AnnuiChoice )	512	252	260	25	983	881	1,889	2,149
Templeton Growth VIP Fund (GrandMaster flex3 )	3,617	3,024	593	49,466	6,956	(52,742)	3,680	4,273
Templeton Growth VIP Fund (Grandmaster )	1,544	1,024	520	1,271	2,969	1,035	5,275	5,795
Templeton Growth VIP Fund (IQ Advisor Standard )	208	61	147	(4)	398	374	768	915
Templeton Growth VIP Fund (IQ Annuity )	3,845	2,712	1,133	3,876	7,396	1,827	13,099	14,232
Templeton Growth VIP Fund (Pinnacle )	2,617	1,682	935	1,446	5,035	1,707	8,188	9,123
Templeton Growth VIP Fund (Pinnacle IV )	11,842	8,283	3,559	48,736	22,775	(36,013)	35,498	39,057
Templeton Growth VIP Fund (Pinnacle II Reduced M&E )	212	115	97	16	408	360	784	881
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E )	1,633	982	651	(5,762)	3,140	10,294	7,672	8,323
Templeton Growth VIP Fund (Pinnacle Plus )	924	768	156	(11,665)	1,777	10,431	543	699
Templeton Growth VIP Fund (Pinnacle V )	10,067	7,787	2,280	6,617	19,360	10,235	36,212	38,492
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge )	10,215	2,991	7,224	(407)	—	8,827	8,420	15,644

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	$3,811	$812	$2,999	$(2,424)	$—	$5,104	$2,680	$5,679
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	5,531	1,006	4,525	(12)	—	4,311	4,299	8,824
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	7,252	2,043	5,209	(515)	—	6,336	5,821	11,030
Morgan Stanley UIF Emerging Markets Debt (Grandmaster )	66	16	50	(1)	—	53	52	102
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity )	8,004	2,148	5,856	59	—	6,621	6,680	12,536
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	2,553	679	1,874	(1,001)	—	3,087	2,086	3,960
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E )	4,776	1,004	3,772	(1,400)	—	5,266	3,866	7,638
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus )	4,411	1,353	3,058	(232)	—	3,787	3,555	6,613
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V )	15,998	4,433	11,565	(16,915)	—	28,662	11,747	23,312
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge )	1,356	4,846	(3,490)	(11,142)	—	32,293	21,151	17,661
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II )	347	904	(557)	(289)	—	4,849	4,560	4,003
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice )	302	668	(366)	30	—	4,739	4,769	4,403
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3 )	544	1,876	(1,332)	(248)	—	8,695	8,447	7,115
Morgan Stanley UIF Emerging Markets Equity (Grandmaster )	600	1,932	(1,332)	(7,653)	—	26,538	18,885	17,553
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity )	1,540	5,041	(3,501)	19,242	—	5,769	25,011	21,510
Morgan Stanley UIF Emerging Markets Equity (Pinnacle )	439	1,307	(868)	(1,818)	—	8,684	6,866	5,998
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV )	1,684	5,337	(3,653)	(9,202)	—	40,429	31,227	27,574
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E )	350	789	(439)	(3,931)	—	8,213	4,282	3,843
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus )	832	3,287	(2,455)	(7,239)	—	17,784	10,545	8,090
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V )	2,920	9,867	(6,947)	(23,448)	—	70,397	46,949	40,002
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E )	1,599	1,752	(153)	6,792	—	1,625	8,417	8,264
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus )	3,124	4,872	(1,748)	9,948	—	5,107	15,055	13,307
Morgan Stanley UIF U.S. Real Estate (AdvantEdge )	2,219	3,809	(1,590)	37,884	—	(22,903)	14,981	13,391
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	3,728	3,966	(238)	2,616	—	13,665	16,281	16,043
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	29	26	3	27	—	107	134	137
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3 )	618	825	(207)	8,528	—	(5,684)	2,844	2,637
Morgan Stanley UIF U.S. Real Estate (Grandmaster )	1,186	1,330	(144)	1,669	—	2,458	4,127	3,983
Morgan Stanley UIF U.S. Real Estate (IQ Annuity )	1,832	2,495	(663)	10,665	—	(1,836)	8,829	8,166
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	3,582	5,246	(1,664)	38,373	—	(19,172)	19,201	17,537
Morgan Stanley UIF U.S. Real Estate (Pinnacle V )	11,296	16,475	(5,179)	67,425	—	(12,238)	55,187	50,008
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge )	—	3,708	(3,708)	(7,446)	5,908	2,052	514	(3,194)
BlackRock Capital Appreciation VI (AnnuiChoice II )	—	3,682	(3,682)	(2,218)	9,911	2,189	9,882	6,200
BlackRock Capital Appreciation VI (Annuichoice )	—	3	(3)	(1)	9	(8)	—	(3)
BlackRock Capital Appreciation VI (Grandmaster flex3 )	—	144	(144)	3	258	(278)	(17)	(161)
BlackRock Capital Appreciation VI Class III (Grandmaster )	—	306	(306)	(18,742)	42	11,193	(7,507)	(7,813)
BlackRock Capital Appreciation VI Class III (Pinnacle )	—	228	(228)	(4,968)	149	3,334	(1,485)	(1,713)
BlackRock Capital Appreciation VI Class III (Pinnacle IV )	—	697	(697)	(1,786)	1,389	799	402	(295)
BlackRock Capital Appreciation VI Class III (Pinnacle V )	—	13,644	(13,644)	(4,449)	25,249	(23,452)	(2,652)	(16,296)
BlackRock Global Allocation VI (Advantedge )	3,261	5,355	(2,094)	(23,016)	—	31,564	8,548	6,454
BlackRock Global Allocation VI (AnnuiChoice II )	1,874	1,780	94	(524)	—	4,299	3,775	3,869

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI (Annuichoice )	$446	$356	$90	$(217)	$—	$1,075	$858	$948
BlackRock Global Allocation VI (Grandmaster flex3 )	110	1,746	(1,636)	(26,365)	—	28,650	2,285	649
BlackRock Global Allocation VI (Grandmaster )	78	82	(4)	(230)	—	341	111	107
BlackRock Global Allocation VI Class III (Pinnacle )	151	171	(20)	(2,254)	—	2,182	(72)	(92)
BlackRock Global Allocation VI Class III (Pinnacle IV )	315	389	(74)	(4,554)	—	4,501	(53)	(127)
BlackRock Global Allocation VI Class III (Pinnacle V )	3,065	3,808	(743)	(11,722)	—	17,462	5,740	4,997
BlackRock High Yield VI (Pinnacle V )*	894	268	626	234	—	312	546	1,172
BlackRock Total Return VI (Pinnacle V )*	1,003	762	241	(23)	—	(4,384)	(4,407)	(4,166)
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	236	159	77	(26)	—	674	648	725
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV )	12,193	10,503	1,690	(3,898)	—	22,662	18,764	20,454
Non-Affiliated Class 4:
American Funds Bond (AnnuiChoice II )*	579	123	456	(3)	—	(1,900)	(1,903)	(1,447)
American Funds Bond (Pinnacle V )*	1,070	576	494	(9)	—	(3,592)	(3,601)	(3,107)
American Funds Capital Income Builder (Pinnacle IV )	1,142	560	582	(8)	—	179	171	753
American Funds Capital Income Builder (Pinnacle V )	6,372	3,071	3,301	(554)	—	2,673	2,119	5,420
American Funds Capital Income Builder (AnnuiChoice II )	10,620	3,532	7,088	(2,091)	—	2,061	(30)	7,058
American Funds Global Growth (AdvantEdge )	61	183	(122)	(1,777)	727	320	(730)	(852)
American Funds Global Growth (AnnuiChoice )	—	37	(37)	(3,227)	—	89	(3,138)	(3,175)
American Funds Global Growth (AnnuiChoice II )	4,402	6,657	(2,255)	(1,433)	49,407	(45,799)	2,175	(80)
American Funds Global Growth (GrandMaster )	573	1,636	(1,063)	(34,157)	6,937	(5,668)	(32,888)	(33,951)
American Funds Global Growth (GrandMaster flex3 )	66	249	(183)	(3,848)	2,419	2,078	649	466
American Funds Global Growth (Pinnacle )	6	7	(1)	(51)	34	32	15	14
American Funds Global Growth (Pinnacle IV )	21	554	(533)	(30,742)	250	714	(29,778)	(30,311)
American Funds Global Growth (Pinnacle V )	1,504	3,381	(1,877)	(11,150)	18,090	(11,813)	(4,873)	(6,750)
American Funds Growth (AdvantEdge )	90	64	26	22	—	275	297	323
American Funds Growth (AnnuiChoice II )	1,489	2,420	(931)	(426)	17,179	4,091	20,844	19,913
American Funds Growth (Pinnacle )	3	7	(4)	3	—	28	31	27
American Funds Growth (Pinnacle IV )	16	54	(38)	(750)	583	91	(76)	(114)
American Funds Growth (Pinnacle V )	1,942	1,693	249	(730)	3,632	8,758	11,660	11,909
American Funds Growth-Income (AdvantEdge )	116	473	(357)	(6,087)	5,494	3,614	3,021	2,664
American Funds Growth-Income (AnnuiChoice II )	3,988	3,445	543	(2,334)	33,425	(1,617)	29,474	30,017
American Funds Growth-Income (GrandMaster )	1,597	1,685	(88)	(1,620)	14,063	(690)	11,753	11,665
American Funds Growth-Income (Pinnacle )	204	235	(31)	(1,186)	1,965	795	1,574	1,543
American Funds Growth-Income (Pinnacle IV )	883	1,125	(242)	(146)	7,465	(734)	6,585	6,343
American Funds Growth-Income (Pinnacle V )	11,131	12,919	(1,788)	(31,453)	97,761	10,046	76,354	74,566
American Funds New World (AdvantEdge )	—	44	(44)	(1,360)	—	1,160	(200)	(244)
American Funds New World (AnnuiChoice )	—	27	(27)	(1,963)	—	157	(1,806)	(1,833)
American Funds New World (AnnuiChoice II )	958	1,573	(615)	(974)	—	6,994	6,020	5,405
American Funds New World (GrandMaster )	—	376	(376)	(20,370)	—	1,633	(18,737)	(19,113)
American Funds New World (GrandMaster flex3 )	2	67	(65)	(403)	—	840	437	372
American Funds New World (Pinnacle )	295	510	(215)	(355)	—	1,927	1,572	1,357
American Funds New World (Pinnacle IV )	135	700	(565)	(23,202)	—	6,962	(16,240)	(16,805)
See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 4 (continued):
American Funds New World (Pinnacle V )	$905	$2,157	$(1,252)	$(11,458)	$—	$13,250	$1,792	$540
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle )	5,263	6,562	(1,299)	9,769	36,538	43,760	90,067	88,768
Deutsche Small Cap Index VIP (Pinnacle IV )	7	10	(3)	1	47	75	123	120
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E )	32	34	(2)	5	226	348	579	577
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge )	161	290	(129)	(134)	1,457	2,189	3,512	3,383
Deutsche Small Cap Index (AnnuiChoice II )	2,806	4,086	(1,280)	1,095	25,556	43,865	70,516	69,236
Deutsche Small Cap Index (AnnuiChoice )	190	233	(43)	194	1,738	2,530	4,462	4,419
Deutsche Small Cap Index (GrandMaster flex3 )	522	962	(440)	3,645	4,754	3,370	11,769	11,329
Deutsche Small Cap Index (Grandmaster )	186	290	(104)	(832)	1,691	2,893	3,752	3,648
Deutsche Small Cap Index (IQ3 )	637	1,132	(495)	487	5,800	8,480	14,767	14,272
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E )	1,358	1,905	(547)	(1,395)	12,370	20,224	31,199	30,652
Deutsche Small Cap Index (Pinnacle Plus )	499	967	(468)	(614)	4,548	873	4,807	4,339
Deutsche Small Cap Index VIP (Pinnacle IV )	1,665	2,852	(1,187)	12,728	15,161	9,992	37,881	36,694
Deutsche Small Cap Index VIP (Pinnacle V )	1,407	2,936	(1,529)	4,022	12,801	20,728	37,551	36,022
Advisor Class:
Pimco VIT All Asset (AdvantEdge )	3,239	2,221	1,018	(3,522)	—	17,751	14,229	15,247
Pimco VIT All Asset (IQ Annuity )	2,944	1,697	1,247	(1,045)	—	12,069	11,024	12,271
Pimco VIT All Asset (Pinnacle )	2,004	1,101	903	(1,725)	—	10,308	8,583	9,486
Pimco VIT All Asset (AnnuiChoice II )	2,793	1,280	1,513	(1,145)	—	12,116	10,971	12,484
Pimco VIT All Asset (AnnuiChoice )	356	141	215	(30)	—	1,358	1,328	1,543
Pimco VIT All Asset (GrandMaster flex3 )	31	19	12	(1)	—	118	117	129
Pimco VIT All Asset (Grandmaster )	9,304	4,852	4,452	(1,159)	—	34,182	33,023	37,475
Pimco VIT All Asset (Pinnacle IV )	9,539	5,705	3,834	(13,856)	—	51,880	38,024	41,858
Pimco VIT All Asset (Pinnacle Plus Reduced M&E )	715	324	391	(978)	—	3,622	2,644	3,035
Pimco VIT All Asset (Pinnacle Plus )	1,476	1,066	410	(8,588)	—	15,076	6,488	6,898
Pimco VIT All Asset (Pinnacle V )	8,137	5,727	2,410	(11,011)	—	46,177	35,166	37,576
Pimco VIT Commodity Real Return (Pinnacle )	846	1,139	(293)	(22,518)	—	32,972	10,454	10,161
Pimco VIT Commodity Real Return (Pinnacle IV )	543	793	(250)	(22,126)	—	28,717	6,591	6,341
Pimco VIT Commodity Real Return (Pinnacle V )	7,747	11,944	(4,197)	(181,627)	—	280,014	98,387	94,190
Pimco VIT Commodity Real Return Strategy (AdvantEdge )	3,707	5,892	(2,185)	(89,058)	—	139,225	50,167	47,982
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II )	985	1,104	(119)	(7,731)	—	20,967	13,236	13,117
Pimco VIT Commodity Real Return Strategy (AnnuiChoice )	—	1	(1)	(1,387)	—	1,311	(76)	(77)
Pimco VIT Commodity Real Return Strategy (Grandmaster )	781	1,007	(226)	(2,625)	—	10,457	7,832	7,606
Pimco VIT Commodity Real Return Strategy (IQ Annuity )	1,449	2,092	(643)	(20,911)	—	38,978	18,067	17,424
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 )	74	118	(44)	(1,869)	—	2,814	945	901
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E )	137	160	(23)	(2,649)	—	4,443	1,794	1,771
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus )	707	1,198	(491)	(12,269)	—	21,494	9,225	8,734
Pimco VIT Foreign Bond (Pinnacle V )*	16	74	(58)	(280)	—	2	(278)	(336)
Pimco VIT Long Term Government (AdvantEdge )	86	59	27	(10)	—	(742)	(752)	(725)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Advisor Class (continued):
Pimco VIT Long Term Government (AnnuiChoice II )	$1,975	$1,226	$749	$217	$—	$(2,380)	$(2,163)	$(1,414)
Pimco VIT Long Term Government (Pinnacle )	603	437	166	(1,404)	—	(1,255)	(2,659)	(2,493)
Pimco VIT Long Term Government (Pinnacle IV )	19	14	5	(1)	—	(417)	(418)	(413)
Pimco VIT Long Term Government (Pinnacle V )	74	60	14	(13)	—	(1,210)	(1,223)	(1,209)
Pimco VIT Low Duration (AnnuiChoice II )	2,217	1,842	375	(249)	—	159	(90)	285
Pimco VIT Low Duration (AnnuiChoice )	39	28	11	—	—	(4)	(4)	7
Pimco VIT Low Duration (GrandMaster flex3 )	1,265	1,417	(152)	(74)	—	(14)	(88)	(240)
Pimco VIT Low Duration (Grandmaster )	3,209	3,123	86	(93)	—	(142)	(235)	(149)
Pimco VIT Low Duration (IQ Annuity )	8,367	8,765	(398)	(300)	—	(308)	(608)	(1,006)
Pimco VIT Low Duration (Pinnacle )	348	340	8	(2)	—	(22)	(24)	(16)
Pimco VIT Low Duration (Pinnacle IV )	937	979	(42)	(396)	—	361	(35)	(77)
Pimco VIT Low Duration (AdvantEdge )	1,023	1,185	(162)	(162)	—	86	(76)	(238)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E )	208	167	41	(411)	—	383	(28)	13
Pimco VIT Low Duration (Pinnacle Plus )	53,346	60,749	(7,403)	(7,362)	—	611	(6,751)	(14,154)
Pimco VIT Low Duration (Pinnacle V )	12,640	14,083	(1,443)	(8,734)	—	7,961	(773)	(2,216)
Pimco VIT Real Return (Pinnacle IV )	1,548	1,078	470	(1,142)	—	3,374	2,232	2,702
Pimco VIT Real Return (AdvantEdge )	530	435	95	(996)	—	1,965	969	1,064
Pimco VIT Real Return (AnnuiChoice II )	4,548	2,351	2,197	(1,329)	—	6,289	4,960	7,157
Pimco VIT Real Return (AnnuiChoice )	1,818	869	949	(2,068)	—	4,679	2,611	3,560
Pimco VIT Real Return (GrandMaster flex3 )	1,179	839	340	(207)	—	1,686	1,479	1,819
Pimco VIT Real Return (Grandmaster )	741	449	292	(2,100)	—	2,664	564	856
Pimco VIT Real Return (IQ Annuity )	5,275	3,547	1,728	(244)	—	6,950	6,706	8,434
Pimco VIT Real Return (Pinnacle )	1,898	1,186	712	(1,228)	—	3,738	2,510	3,222
Pimco VIT Real Return (Pinnacle Plus Reduced M&E )	232	121	111	(511)	—	1,089	578	689
Pimco VIT Real Return (Pinnacle Plus )	1,566	1,245	321	(1,338)	—	3,702	2,364	2,685
Pimco VIT Real Return (Pinnacle V )	17,301	12,348	4,953	(8,268)	—	29,675	21,407	26,360
Pimco VIT Total Return (Pinnacle V )	243,181	192,454	50,727	(73,998)	—	136,732	62,734	113,461
Pimco VIT Total Return (AdvantEdge )	76,542	62,304	14,238	(40,169)	—	70,561	30,392	44,630
Pimco VIT Total Return (AnnuiChoice II )	46,348	27,124	19,224	(8,476)	—	16,172	7,696	26,920
Pimco VIT Total Return (AnnuiChoice )	5,545	2,812	2,733	(139)	—	1,653	1,514	4,247
Pimco VIT Total Return (GrandMaster flex3 )	13,914	10,972	2,942	(27,028)	—	22,646	(4,382)	(1,440)
Pimco VIT Total Return (Grandmaster )	13,802	9,449	4,353	(3,399)	—	8,275	4,876	9,229
Pimco VIT Total Return (IQ Annuity )	16,541	12,200	4,341	(2,768)	—	6,513	3,745	8,086
Pimco VIT Total Return (Pinnacle )	11,382	7,630	3,752	(8,299)	—	17,926	9,627	13,379
Pimco VIT Total Return (Pinnacle IV )	8,767	6,460	2,307	(11,638)	—	14,927	3,289	5,596
Pimco VIT Total Return (Pinnacle Plus Reduced M&E )	1,888	1,120	768	(2,572)	—	560	(2,012)	(1,244)
Pimco VIT Total Return (Pinnacle Plus )	11,354	9,606	1,748	(15,880)	—	19,848	3,968	5,716
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle )	59	71	(12)	(1,597)	—	888	(709)	(721)
Guggenheim VT Global Managed Future Strategy (Pinnacle IV )	122	57	65	670	—	(1,348)	(678)	(613)
Guggenheim VT Global Managed Future Strategy (Pinnacle V )	6,434	2,730	3,704	(5,467)	—	(28,416)	(33,883)	(30,179)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (AdvantEdge )	$3,881	$1,650	$2,231	$(2,785)	$—	$(17,441)	$(20,226)	$(17,995)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II )	1,090	346	744	(359)	—	(5,516)	(5,875)	(5,131)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice )	276	75	201	(116)	—	(1,347)	(1,463)	(1,262)
Guggenheim VT Global Managed Futures Strategies (Grandmaster )	28	11	17	58	—	(216)	(158)	(141)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity )	—	2	(2)	60	—	(64)	(4)	(6)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E )	374	78	296	48	—	(1,502)	(1,454)	(1,158)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus )	461	262	199	(1,476)	—	(1,481)	(2,957)	(2,758)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge )	113	1,857	(1,744)	726	—	(1,381)	(655)	(2,399)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II )	41	472	(431)	925	—	(1,227)	(302)	(733)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice )	105	1,072	(967)	85	—	(717)	(632)	(1,599)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 )	17	274	(257)	28	—	(133)	(105)	(362)
Guggenheim VT Multi-Hedge Strategies (Grandmaster )	23	389	(366)	2,484	—	(2,696)	(212)	(578)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity )	64	963	(899)	1,833	—	(2,268)	(435)	(1,334)
Guggenheim VT Multi-Hedge Strategies (Pinnacle )	66	919	(853)	217	—	(639)	(422)	(1,275)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV )	14	209	(195)	105	—	(198)	(93)	(288)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E )	37	359	(322)	302	—	(589)	(287)	(609)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus )	10	254	(244)	892	—	(1,052)	(160)	(404)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V )	85	1,371	(1,286)	550	—	(1,109)	(559)	(1,845)
Guggenheim VT Long Short Equity (AdvantEdge )	—	259	(259)	65	—	24	89	(170)
Guggenheim VT Long Short Equity (AnnuiChoice II )	—	691	(691)	1,423	—	(1,098)	325	(366)
Guggenheim VT Long Short Equity (AnnuiChoice )	—	20	(20)	2	—	9	11	(9)
Guggenheim VT Long Short Equity (Grandmaster )	—	26	(26)	1	—	8	9	(17)
Guggenheim VT Long Short Equity (IQ Annuity )	—	13	(13)	(1)	—	(11)	(12)	(25)
Guggenheim VT Long Short Equity (Pinnacle )	—	155	(155)	14	—	(25)	(11)	(166)
Guggenheim VT Long Short Equity (Pinnacle IV )	—	272	(272)	81	—	(1)	80	(192)
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E )	—	78	(78)	3	—	41	44	(34)
Guggenheim VT Long Short Equity (Pinnacle Plus )	—	56	(56)	(1)	—	22	21	(35)
Guggenheim VT Long Short Equity (Pinnacle V )	—	912	(912)	482	—	(171)	311	(601)
ETF Shares:			—				—	—
iShares Core US Aggregate Bond ETF (Varoom ® )	375	286	89	107	—	(80)	27	116
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	884	978	(94)	351	—	(345)	6	(88)
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	595	486	109	68	—	(297)	(229)	(120)
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	11,189	13,315	(2,126)	5,080	—	(5,096)	(16)	(2,142)
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	255	270	(15)	249	—	(173)	76	61
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	968	746	222	266	—	(226)	40	262
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	15,874	18,069	(2,195)	1,275	—	2,319	3,594	1,399
iShares TIPS Bond ETF (Varoom GLWB 2)	281	492	(211)	35	—	526	561	350
iShares TIPS Bond ETF (Varoom GLWB 3)	375	418	(43)	6	—	279	285	242
iShares TIPS Bond ETF (Varoom GLWB 5)	934	1,752	(818)	(2,952)	—	4,857	1,905	1,087
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	315	111	204	69	—	359	428	632
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	2,211	1,046	1,165	358	—	2,550	2,908	4,073

See accompanying notes.
* - 2016 inception date of subaccount.							—

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	$5,335	$1,882	$3,453	$290	$—	$6,735	$7,025	$10,478
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	8,297	4,256	4,041	611	—	10,366	10,977	15,018
iShares S&P 500 Growth ETF (Varoom)	729	821	(92)	1,820	—	550	2,370	2,278
iShares S&P 500 Growth ETF (Varoom GLWB 1)	2,268	3,435	(1,167)	5,337	—	2,307	7,644	6,477
iShares S&P 500 Growth ETF (Varoom GLWB 2)	151	252	(101)	310	—	234	544	443
iShares S&P 500 Growth ETF (Varoom GLWB 3)	1,873	2,218	(345)	2,624	—	4,049	6,673	6,328
iShares S&P 500 Growth ETF (Varoom GLWB 4)	26,260	42,846	(16,586)	25,973	—	65,450	91,423	74,837
iShares S&P 500 Growth ETF (Varoom GLWB 5)	1,110	1,900	(790)	998	—	4,307	5,305	4,515
iShares Core S&P 500 Index ETF (Varoom)	2,205	1,731	474	5,596	—	3,574	9,170	9,644
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	20,516	22,148	(1,632)	65,364	—	22,126	87,490	85,858
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	640	736	(96)	1,147	—	1,623	2,770	2,674
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	11,162	9,045	2,117	6,678	—	37,624	44,302	46,419
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	424,035	491,686	(67,651)	659,647	—	1,167,551	1,827,198	1,759,547
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	26,826	33,051	(6,225)	25,017	—	90,967	115,984	109,759
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	678	758	(80)	10,688	—	(6,568)	4,120	4,040
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	239	251	(12)	584	—	770	1,354	1,342
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	2,558	1,975	583	1,289	—	12,916	14,205	14,788
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	7,951	8,250	(299)	14,704	—	30,603	45,307	45,008
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	1,745	1,902	(157)	11,278	—	(3,426)	7,852	7,695
iShares Core S&P MidCap Index ETF (Varoom)	908	904	4	1,468	—	7,436	8,904	8,908
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	4,821	6,627	(1,806)	26,285	—	22,297	48,582	46,776
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	1,620	2,353	(733)	3,771	—	12,754	16,525	15,792
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	2,812	2,866	(54)	613	—	25,086	25,699	25,645
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	92,920	136,623	(43,703)	303,144	—	641,732	944,876	901,173
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	7,178	11,220	(4,042)	16,198	—	57,330	73,528	69,486
iShares Core S&P Small Cap Index ETF (Varoom)	494	611	(117)	978	—	7,016	7,994	7,877
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	1,938	3,327	(1,389)	17,643	—	14,261	31,904	30,515
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	702	1,267	(565)	2,092	—	9,619	11,711	11,146
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	1,543	1,962	(419)	335	—	24,133	24,468	24,049
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	37,303	68,618	(31,315)	200,007	—	424,920	624,927	593,612
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	4,869	9,515	(4,646)	18,860	—	63,163	82,023	77,377
iShares International Treasury Bond (Varoom)	114	317	(203)	(31)	—	151	120	(83)
iShares International Treasury Bond (Varoom GLWB 1)	893	3,274	(2,381)	(1,238)	—	2,699	1,461	(920)
iShares International Treasury Bond (Varoom GLWB 3)	254	562	(308)	(462)	—	248	(214)	(522)
iShares International Treasury Bond (Varoom GLWB 4)	17,298	67,271	(49,973)	(14,696)	—	24,239	9,543	(40,430)
iShares International Treasury Bond (Varoom GLWB 5)	19	77	(58)	(7)	—	12	5	(53)
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	176	143	33	216	—	514	730	763
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	6,346	7,375	(1,029)	7,724	—	18,527	26,251	25,222
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	5,309	4,510	799	5,969	—	15,387	21,356	22,155
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	20,205	25,315	(5,110)	31,990	—	50,878	82,868	77,758
Vanguard Emerging Markets Index Fund ETF (Varoom)	503	343	160	(60)	—	1,769	1,709	1,869

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Operations (continued)
For the Year Ended December 31, 2016

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses
Subaccount	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
ETF Shares (continued):
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	$1,833	$1,874	$(41)	$(2,066)	$—	$9,707	$7,641	$7,600
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	1,636	1,228	408	(885)	—	6,598	5,713	6,121
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	5,635	6,151	(516)	(400)	—	22,468	22,068	21,552
Vanguard Developed Markets Index FundETF (Varoom)	777	446	331	229	—	(337)	(108)	223
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	4,218	3,259	959	3,861	—	(4,259)	(398)	561
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	98	83	15	51	—	(56)	(5)	10
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	1,103	656	447	(899)	—	877	(22)	425
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	80,430	67,089	13,341	27,131	—	(27,285)	(154)	13,187
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	4,662	4,112	550	443	—	(132)	311	861
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	571	313	258	201	—	143	344	602
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	996	803	193	282	—	288	570	763
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	1,807	1,058	749	840	—	(453)	387	1,136
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	345	290	55	35	—	148	183	238
Vanguard Large-Cap Index ETF (Varoom)	181	150	31	260	—	527	787	818
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	2,817	3,447	(630)	2,955	—	9,758	12,713	12,083
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	1,033	944	89	318	—	4,184	4,502	4,591
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	9,846	12,976	(3,130)	13,470	—	32,826	46,296	43,166
Vanguard Mega Cap Index ETF (Varoom)	638	496	142	835	—	1,731	2,566	2,708
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	306	349	(43)	541	—	723	1,264	1,221
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	1,786	2,194	(408)	4,618	—	2,424	7,042	6,634
Vanguard REIT Index ETF (Varoom GLWB 2)	2,236	1,189	1,047	1,874	—	202	2,076	3,123
Vanguard REIT Index ETF (Varoom GLWB 3)	2,338	879	1,459	951	—	1,054	2,005	3,464
Vanguard REIT Index ETF (Varoom GLWB 5)	12,637	7,300	5,337	6,845	—	4,015	10,860	16,197
Vanguard Total Bond Market Index ETF (Varoom)	1,548	1,140	408	1,010	28	(888)	150	558
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	23,127	22,914	213	22,522	414	(20,825)	2,111	2,324
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	9,464	10,156	(692)	2,041	172	(2,183)	30	(662)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	9,165	7,162	2,003	2,035	200	(2,471)	(236)	1,767
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	439,845	471,072	(31,227)	57,814	8,079	(67,986)	(2,093)	(33,320)
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	32,716	37,751	(5,035)	4,166	612	(5,508)	(730)	(5,765)
Vanguard VI Money Market (Varoom GLWB 3)	71	293	(222)	(173)	—	173	—	(222)
Vanguard VI Money Market (Varoom GLWB 5)	15	90	(75)	(24)	—	24	—	(75)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	999	1,310	(311)	335	11	(482)	(136)	(447)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	423	803	(380)	30	5	(89)	(54)	(434)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge )	$688	$6,234	$15,321	$22,243	$—	$(13,512)	$62,952	$(2,359)	$47,081	$69,324	$347,066	$416,390	4,770	(1,458)	3,312
Touchstone Aggressive ETF (AnnuiChoice ®)	2,159	1,020	23,296	26,475	—	(8,854)	—	(258)	(9,112)	17,363	391,588	408,951	—	(538)	(538)
Touchstone Aggressive ETF (AnnuiChoice II )	1,744	35,589	(17,991)	19,342	21,189	(22,854)	(125,350)	(697)	(127,712)	(108,370)	560,031	451,661	1,256	(8,155)	(6,899)
Touchstone Aggressive ETF (GrandMaster flex3 )	(393)	16,458	49,542	65,607	180	(71,679)	305	(444)	(71,638)	(6,031)	1,104,746	1,098,715	32	(4,566)	(4,534)
Touchstone Aggressive ETF (Grandmaster )	427	1,360	14,021	15,808	—	(29,672)	—	(61)	(29,733)	(13,925)	285,211	271,286	—	(1,903)	(1,903)
Touchstone Aggressive ETF (IQ Annuity )	(726)	64,294	(19,732)	43,836	2,664	(64,069)	(114,352)	(308)	(176,065)	(132,229)	836,474	704,245	165	(11,187)	(11,022)
Touchstone Aggressive ETF (Pinnacle )	1,141	3,610	38,481	43,232	—	(31,311)	—	(32)	(31,343)	11,889	680,955	692,844	—	(1,898)	(1,898)
Touchstone Aggressive ETF (Pinnacle IV )	1,374	12,603	28,453	42,430	325	(170,160)	65,553	(545)	(104,827)	(62,397)	929,514	867,117	6,166	(13,396)	(7,230)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E )	822	122	6,639	7,583	—	(463)	49,130	(91)	48,576	56,159	87,147	143,306	3,264	(37)	3,227
Touchstone Aggressive ETF (Pinnacle Plus )	(1,090)	8,801	3,136	10,847	—	(60,474)	(47,343)	(113)	(107,930)	(97,083)	258,277	161,194	112	(7,001)	(6,889)
Touchstone Aggressive ETF (Pinnacle V )	(322)	33,785	17,411	50,874	86,754	(129,530)	14,011	(3,686)	(32,451)	18,423	860,046	878,469	6,652	(8,389)	(1,737)
Touchstone Conservative ETF (AdvantEdge )	(97)	1,058	3,547	4,508	—	—	(702)	(680)	(1,382)	3,126	117,231	120,357	144	(256)	(112)
Touchstone Conservative ETF (AnnuiChoice II )	1,172	5,924	7,734	14,830	600	(17,741)	573	(2,224)	(18,792)	(3,962)	346,745	342,783	66	(1,337)	(1,271)
Touchstone Conservative ETF (AnnuiChoice )	59	137	303	499	—	(142)	—	(14)	(156)	343	11,021	11,364	—	(10)	(10)
Touchstone Conservative ETF (GrandMaster flex3 )	(817)	37,073	(6,410)	29,846	—	(230,743)	71,030	(162)	(159,875)	(130,029)	738,318	608,289	5,156	(16,115)	(10,959)
Touchstone Conservative ETF (Grandmaster )	207	4,999	2,328	7,534	—	(16,237)	747	(26)	(15,516)	(7,982)	184,341	176,359	93	(1,142)	(1,049)
Touchstone Conservative ETF (IQ Annuity )	1,622	19,698	31,148	52,468	—	(100,155)	199,714	(608)	98,951	151,419	1,265,627	1,417,046	13,534	(6,734)	6,800
Touchstone Conservative ETF (Pinnacle )	716	7,113	9,763	17,592	63,795	(71,727)	4,379	(57)	(3,610)	13,982	424,989	438,971	294	(542)	(248)
Touchstone Conservative ETF (Pinnacle IV )	567	14,965	30,263	45,795	50,000	(104,260)	(14,560)	(236)	(69,056)	(23,261)	1,201,448	1,178,187	3,423	(8,309)	(4,886)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E )	556	(7,277)	18,544	11,823	—	(145,926)	67,900	(220)	(78,246)	(66,423)	311,684	245,261	6,080	(12,479)	(6,399)
Touchstone Conservative ETF (Pinnacle Plus )	(2,007)	(3,171)	31,633	26,455	—	(84,541)	(67,900)	(46)	(152,487)	(126,032)	739,707	613,675	—	(10,765)	(10,765)
Touchstone Conservative ETF Fund (Pinnacle V )	(7,230)	37,957	75,317	106,044	91,518	(877,484)	(97,148)	(8,072)	(891,186)	(785,142)	3,128,776	2,343,634	2,607	(64,928)	(62,321)
Touchstone Active Bond (AdvantEdge )	1,108	(245)	8,404	9,267	—	(1,363)	(1,059)	(1,542)	(3,964)	5,303	220,336	225,639	337	(666)	(329)
Touchstone Active Bond (AnnuiChoice II )	817	(1,580)	4,731	3,968	9,658	(20,116)	1,105	(291)	(9,644)	(5,676)	92,424	86,748	873	(1,601)	(728)
Touchstone Active Bond (AnnuiChoice )	2,302	(380)	8,711	10,633	—	(12,744)	—	(21)	(12,765)	(2,132)	217,842	215,710	1	(793)	(792)
Touchstone Active Bond (GrandMaster flex3 )	183	(1,173)	9,386	8,396	—	(46,588)	(3,444)	(144)	(50,176)	(41,780)	172,816	131,036	—	(3,402)	(3,402)
Touchstone Active Bond (Grandmaster )	220	(115)	1,275	1,380	—	(1,844)	—	(19)	(1,863)	(483)	31,007	30,524	—	(134)	(134)
Touchstone Active Bond (IQ Annuity )	793	(263)	4,811	5,341	—	(3,205)	1,005	(120)	(2,320)	3,021	121,071	124,092	168	(325)	(157)
Touchstone Active Bond (Pinnacle )	583	(2,570)	18,204	16,217	—	(121,325)	410	(243)	(121,158)	(104,941)	354,493	249,552	2,661	(10,741)	(8,080)
Touchstone Active Bond (Pinnacle IV )	3,907	(25,949)	72,559	50,517	4,562	(280,054)	(31,177)	(231)	(306,900)	(256,383)	1,163,658	907,275	75	(20,944)	(20,869)
Touchstone Active Bond (Pinnacle Plus Reduced M&E )	1,518	47	7,683	9,248	—	(47,383)	34,264	(104)	(13,223)	(3,975)	180,573	176,598	3,666	(4,795)	(1,129)
Touchstone Active Bond (Pinnacle Plus )	550	(1,648)	10,141	9,043	—	(15,656)	(34,272)	(139)	(50,067)	(41,024)	232,303	191,279	1	(3,792)	(3,791)
Touchstone Active Bond (PinnacleV )	7,885	(26,057)	77,284	59,112	242,532	(115,846)	(85,105)	(6,988)	34,593	93,705	1,401,865	1,495,570	21,108	(18,579)	2,529
Touchstone GMAB Aggressive ETF (AnnuiChoice II )	(376)	4,798	5,232	9,654	—	(7,097)	—	(328)	(7,425)	2,229	163,559	165,788	—	(382)	(382)
Touchstone GMAB Aggressive ETF (Pinnacle IV )	(3,192)	50,815	(27,815)	19,808	—	(2,900)	(97,935)	(54)	(100,889)	(81,081)	365,788	284,707	—	(5,176)	(5,176)
Touchstone GMAB Aggressive ETF (Pinnacle V )	(1,144)	12,262	(2,525)	8,593	—	(24,689)	—	(31)	(24,720)	(16,127)	202,263	186,136	1	(1,407)	(1,406)
Touchstone GMAB Conservative ETF (Pinnacle IV )	(461)	3,846	(1,060)	2,325	—	(19,324)	—	(31)	(19,355)	(17,030)	96,529	79,499	—	(1,451)	(1,451)
Touchstone GMAB Conservative ETF (Pinnacle V )	(2,018)	24,579	(16,282)	6,279	—	(133,152)	—	(60)	(133,212)	(126,933)	279,607	152,674	—	(9,791)	(9,791)
Touchstone GMAB Moderate ETF (Pinnacle IV )	(3,294)	126,764	(98,923)	24,547	—	(284,850)	—	(46)	(284,896)	(260,349)	898,828	638,479	—	(17,691)	(17,691)
Touchstone GMAB Moderate ETF(Pinnacle V )	(8,094)	170,996	(151,453)	11,449	—	(653,572)	—	(30)	(653,602)	(642,153)	899,284	257,131	28	(40,326)	(40,298)
Touchstone Large Cap Core Equity (AdvantEdge )	(1,083)	21,994	(10,881)	10,030	2,768	(8,536)	(3,943)	(640)	(10,351)	(321)	145,661	145,340	400	(1,088)	(688)
Touchstone Large Cap Core Equity (AnnuiChoice II )	(648)	30,903	(11,497)	18,758	29,882	(12,269)	7,970	(1,008)	24,575	43,333	223,392	266,725	2,561	(1,001)	1,560
Touchstone Large Cap Core Equity (AnnuiChoice )	(53)	4,400	(2,317)	2,030	—	(4,010)	—	(27)	(4,037)	(2,007)	29,909	27,902	—	(223)	(223)
Touchstone Large Cap Core Equity (GrandMaster flex3 )	(253)	4,101	(1,239)	2,609	—	(123)	—	(27)	(150)	2,459	36,638	39,097	—	(8)	(8)
Touchstone Large Cap Core Equity (Grandmaster )	(356)	9,365	(4,304)	4,705	—	(2,996)	(3,729)	(37)	(6,762)	(2,057)	73,990	71,933	—	(393)	(393)
Touchstone Large Cap Core Equity (IQ Annuity )	(2,611)	50,422	(20,466)	27,345	896	(20,362)	(17,232)	(89)	(36,787)	(9,442)	404,240	394,798	53	(2,121)	(2,068)
Touchstone Large Cap Core Equity (Pinnacle )	(6,610)	223,330	(127,308)	89,412	71,116	(137,411)	(58,108)	(310)	(124,713)	(35,301)	1,319,184	1,283,883	3,538	(10,187)	(6,649)
Touchstone Large Cap Core Equity (Pinnacle IV )	(3,466)	98,455	(69,408)	25,581	—	(171,031)	2,507	(261)	(168,785)	(143,204)	494,238	351,034	167	(9,288)	(9,121)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E )	(118)	5,539	(1,524)	3,897	—	—	—	(19)	(19)	3,878	51,031	54,909	—	(1)	(1)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E )	(418)	15,232	(4,015)	10,799	—	(18,205)	16,558	(147)	(1,794)	9,005	132,560	141,565	1,137	(1,196)	(59)
Touchstone Large Cap Core Equity (Pinnacle Plus )	(933)	21,864	(16,094)	4,837	—	(19,426)	(18,644)	(67)	(38,137)	(33,300)	120,421	87,121	1	(2,088)	(2,087)
Touchstone Large Cap Core Equity (PinnacleV )	(5,948)	121,480	(56,610)	58,922	63,502	(93,316)	33,654	(3,987)	(147)	58,775	727,191	785,966	9,410	(8,910)	500
Touchstone Focused (AdvantEdge )	(8,936)	84,490	(19,685)	55,869	2,767	(89,283)	(86,832)	(2,046)	(175,394)	(119,525)	611,556	492,031	440	(11,000)	(10,560)
Touchstone Focused (AnnuiChoice II )	(16,702)	311,196	(121,968)	172,526	192,712	(60,610)	247,119	(1,692)	377,529	550,055	1,196,755	1,746,810	23,120	(3,688)	19,432

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated (continued):
Touchstone Focused (AnnuiChoice )	$(4,277)	$125,519	$(78,023)	$43,219	$—	$(7,202)	$(45,416)	$(356)	$(52,974)	$(9,755)	$492,815	$483,060	1,208	(3,242)	(2,034)
Touchstone Focused (GrandMaster flex3 )	(14,887)	221,253	(111,541)	94,825	15,000	(110,822)	31,777	(458)	(64,503)	30,322	1,065,067	1,095,389	5,805	(8,683)	(2,878)
Touchstone Focused (Grandmaster )	(20,253)	(36,464)	60,201	3,484	2,980	(55,657)	(931,912)	(261)	(984,850)	(981,366)	1,640,650	659,284	618	(44,585)	(43,967)
Touchstone Focused (IQ Annuity )	(37,983)	570,347	(245,461)	286,903	1,231	(118,172)	(14,176)	(578)	(131,695)	155,208	2,589,694	2,744,902	469	(4,667)	(4,198)
Touchstone Focused (Pinnacle )	(55,802)	752,008	(240,031)	456,175	11,544	(395,348)	(71,929)	(1,225)	(456,958)	(783)	4,177,228	4,176,445	3,493	(19,397)	(15,904)
Touchstone Focused (Pinnacle IV )	(47,410)	373,825	(60,731)	265,684	62,273	(904,967)	(941,299)	(1,721)	(1,785,714)	(1,520,030)	4,470,766	2,950,736	653	(68,102)	(67,449)
Touchstone Focused (Pinnacle II Reduced M&E )	(665)	9,003	(1,822)	6,516	—	(23,178)	—	(66)	(23,244)	(16,728)	81,752	65,024	—	(854)	(854)
Touchstone Focused (Pinnacle Plus Reduced M&E )	(8,191)	104,659	(22,561)	73,907	3,487	(192,685)	13,096	(762)	(176,864)	(102,957)	801,770	698,813	5,487	(15,944)	(10,457)
Touchstone Focused (Pinnacle Plus )	(10,699)	(690,942)	357,091	(344,550)	344	(230,575)	(3,597,438)	(452)	(3,828,121)	(4,172,671)	4,577,631	404,960	326	(154,349)	(154,023)
Touchstone Focused (PinnacleV )	(45,505)	506,336	(146,336)	314,495	219,057	(269,467)	(151,696)	(7,284)	(209,390)	105,105	2,981,184	3,086,289	20,099	(33,949)	(13,850)
Touchstone Moderate ETF (AdvantEdge )	916	79,180	(25,244)	54,852	8,000	(10,614)	1,843	(7,192)	(7,963)	46,889	1,061,085	1,107,974	1,804	(2,355)	(551)
Touchstone Moderate ETF (AnnuiChoice II )	2,796	93,585	(51,813)	44,568	600	(132,974)	9,778	(2,237)	(124,833)	(80,265)	824,674	744,409	1,193	(10,068)	(8,875)
Touchstone Moderate ETF (AnnuiChoice )	1,524	19,035	(7,698)	12,861	—	(10,761)	(204)	(114)	(11,079)	1,782	229,062	230,844	7	(679)	(672)
Touchstone Moderate ETF (GrandMaster flex3 )	524	92,887	(60,229)	33,182	74,551	(50,814)	(75,615)	(421)	(52,299)	(19,117)	680,188	661,071	6,906	(10,321)	(3,415)
Touchstone Moderate ETF (Grandmaster )	652	12,903	(7,081)	6,474	240	(19,226)	24,287	(24)	5,277	11,751	135,959	147,710	1,528	(1,259)	269
Touchstone Moderate ETF (IQ Annuity )	2,927	109,264	(44,983)	67,208	375	(54,421)	(3,523)	(719)	(58,288)	8,920	1,290,713	1,299,633	74	(3,761)	(3,687)
Touchstone Moderate ETF (Pinnacle )	1,153	46,722	(26,335)	21,540	—	(57,031)	(522)	(97)	(57,650)	(36,110)	442,693	406,583	179	(3,853)	(3,674)
Touchstone Moderate ETF (Pinnacle IV )	1,115	174,126	(106,932)	68,309	44,760	(473,636)	2,858	(503)	(426,521)	(358,212)	1,651,355	1,293,143	179	(27,787)	(27,608)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E )	3,732	38,415	(6,654)	35,493	—	(55,285)	82,377	(714)	26,378	61,871	614,543	676,414	5,959	(4,039)	1,920
Touchstone Moderate ETF (Pinnacle Plus )	(3,516)	103,788	(65,792)	34,480	344	(171,259)	(227,235)	(616)	(398,766)	(364,286)	871,245	506,959	124	(26,113)	(25,989)
Touchstone Moderate ETF (Pinnacle V )	(245)	137,187	(50,749)	86,193	49,356	(324,592)	(58,186)	(3,357)	(336,779)	(250,586)	1,851,051	1,600,465	4,035	(29,210)	(25,175)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle )	(774)	40,424	8,790	48,440	—	(164,861)	—	(301)	(165,162)	(116,722)	996,956	880,234	1	(11,239)	(11,238)
Fidelity VIP Balanced (Grandmaster )	(622)	43,545	24,962	67,885	—	(105,640)	—	(463)	(106,103)	(38,218)	1,229,536	1,191,318	1	(4,334)	(4,333)
Fidelity VIP Overseas (Pinnacle )	70	(545)	(5,369)	(5,844)	—	(2,787)	—	(22)	(2,809)	(8,653)	92,417	83,764	1	(315)	(314)
Fidelity VIP Overseas (Pinnacle IV )	(274)	27,281	(36,386)	(9,379)	—	(68,976)	—	(39)	(69,015)	(78,394)	154,084	75,690	—	(7,776)	(7,776)
Fidelity VIP Equity-Income (Grandmaster )	80,020	181,460	1,081,824	1,343,304	32,434	(835,270)	1,070,102	(2,421)	264,845	1,608,149	7,228,195	8,836,344	16,452	(11,627)	4,825
Fidelity VIP Equity-Income (Pinnacle )	7,843	144,774	(5,062)	147,555	8,232	(221,109)	12,863	(347)	(200,361)	(52,806)	1,039,390	986,584	839	(9,891)	(9,052)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E )	183	903	1,192	2,278	—	—	—	—	—	2,278	13,617	15,895	—	—	—
Fidelity VIP Growth (Grandmaster )	(54,249)	581,264	(560,159)	(33,144)	—	(305,603)	(11,766)	(1,535)	(318,904)	(352,048)	4,399,923	4,047,875	—	(3,132)	(3,132)
Fidelity VIP High Income (Grandmaster )	74,942	(57,025)	224,766	242,683	16,060	(143,154)	280,821	(504)	153,223	395,906	1,552,800	1,948,706	26,531	(19,413)	7,118
Fidelity VIP II Asset Manager (Grandmaster )	3,796	142,008	(95,056)	50,748	44,430	(330,532)	745	(1,170)	(286,527)	(235,779)	3,372,539	3,136,760	630	(6,539)	(5,909)
Fidelity VIP II Contrafund (Grandmaster )	(50,247)	922,898	(378,390)	494,261	74,886	(1,047,541)	(542,902)	(2,409)	(1,517,966)	(1,023,705)	9,604,225	8,580,520	56	(24,260)	(24,204)
Fidelity VIP II Contrafund (Pinnacle )	(24,385)	557,853	(275,898)	257,570	106,110	(589,521)	(51,476)	(1,452)	(536,339)	(278,769)	4,591,864	4,313,095	2,355	(19,062)	(16,707)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E )	(100)	2,970	(346)	2,524	—	—	—	(8)	(8)	2,516	37,030	39,546	—	—	—
Fidelity VIP II Index 500 (Grandmaster )	216	277,938	2,007	280,161	—	(615,420)	(34,839)	(935)	(651,194)	(371,033)	3,200,173	2,829,140	108	(12,505)	(12,397)
Fidelity VIP II Index 500 (IQ3 )	47	166	2,570	2,783	—	—	—	(28)	(28)	2,755	26,976	29,731	—	(1)	(1)
Fidelity VIP II Index 500 (Pinnacle )	(429)	103,740	54,567	157,878	—	(459,318)	—	(524)	(459,842)	(301,964)	1,883,559	1,581,595	37	(30,854)	(30,817)
Fidelity VIP II Index 500 (Pinnacle IV )	(222)	7,706	(6,557)	927	—	(19,594)	—	(3)	(19,597)	(18,670)	20,054	1,384	—	(1,297)	(1,297)
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E )	83	121	2,195	2,399	—	—	—	(7)	(7)	2,392	22,461	24,853	—	—	—
Fidelity VIP II Investment Grade Bond (Pinnacle )	5,231	14,584	2,932	22,747	—	(155,469)	—	(332)	(155,801)	(133,054)	708,441	575,387	—	(11,731)	(11,731)
Fidelity VIP II Investment Grade Bond (Pinnacle IV )	3,542	19,144	1,427	24,113	—	(193,420)	—	(173)	(193,593)	(169,480)	703,171	533,691	—	(14,532)	(14,532)
Fidelity VIP II Investment Grade Bond (AnnuiChoice )	96	7	159	262	—	(201)	—	(9)	(210)	52	6,963	7,015	—	(15)	(15)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 )	139	44	423	606	—	(1,002)	—	(17)	(1,019)	(413)	18,585	18,172	—	(76)	(76)
Fidelity VIP II Investment Grade Bond (Grandmaster )	9,590	2,773	20,025	32,388	—	(71,943)	—	(318)	(72,261)	(39,873)	1,000,814	960,941	—	(2,055)	(2,055)
Fidelity VIP II Investment Grade Bond (IQ Annuity )	158	934	324	1,416	—	(9,908)	—	(34)	(9,942)	(8,526)	36,465	27,939	—	(734)	(734)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E )	868	176	1,445	2,489	—	(3,145)	3,945	(99)	701	3,190	68,131	71,321	355	(286)	69
Fidelity VIP II Investment Grade Bond (Pinnacle Plus )	(18)	77	10	69	—	—	(3,945)	(4)	(3,949)	(3,880)	3,880	—	—	(309)	(309)
Fidelity VIP Government Money Market IC (Pinacle )	(10,128)	—	(4)	(10,132)	14,775	(302,621)	106,351	(519)	(182,014)	(192,146)	926,544	734,398	18,759	(37,289)	(18,530)
Fidelity VIP Government Money Market IC (Pinacle II )	(164)	—	1	(163)	—	—	—	(3)	(3)	(166)	18,335	18,169	—	—	—
Fidelity VIP Government Money Market IC (Pinacle IV )	(12,289)	—	1	(12,288)	325	(277,794)	(92,124)	(2,649)	(372,242)	(384,530)	1,197,905	813,375	17,123	(54,919)	(37,796)
Fidelity VIP Government Money Market IC (Pinacle V )	(8,842)	—	(3)	(8,845)	46,899	(230,246)	19,908	(319)	(163,758)	(172,603)	737,288	564,685	84,109	(100,773)	(16,664)
Fidelity VIP Government Money Market IC (Pinnacle Plus )	(30,016)	—	6	(30,010)	—	(619,888)	3,469,635	(695)	2,849,052	2,819,042	193,592	3,012,634	1,427,374	(1,137,695)	289,679
Fidelity VIP Government Money Market IC (Pinnacle Plus Reduced M&E )	(1,927)	—	—	(1,927)	—	(67,380)	64,013	(186)	(3,553)	(5,480)	192,676	187,196	7,947	(8,319)	(372)
Fidelity VIP Government Money Market IC (GrandMaster )	(16,331)	—	—	(16,331)	15,442	(304,097)	(182,975)	(756)	(472,386)	(488,717)	1,708,769	1,220,052	55,368	(103,237)	(47,869)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Initial Class (continued):
Fidelity VIP Government Money Market IC (GrandMaster flex3 )	$(4,706)	$—	$—	$(4,706)	$—	$(190,011)	$(1,170,691)	$(187)	$(1,360,889)	$(1,365,595)	$1,424,487	$58,892	128,227	(266,154)	(137,927)
Fidelity VIP Government Money Market IC (AdvantEdge )	(7,814)	—	1	(7,813)	7,378	(371,216)	(526,508)	(109)	(890,455)	(898,268)	1,161,052	262,784	57,869	(148,304)	(90,435)
Fidelity VIP Government Money Market IC (AnnuiChoice )	(1,611)	—	—	(1,611)	—	(27,580)	10	(422)	(27,992)	(29,603)	203,649	174,046	1	(2,840)	(2,839)
Fidelity VIP Government Money Market IC (AnnuiChoice 2 )	(1,683)	—	—	(1,683)	—	(21,154)	(29,054)	(38)	(50,246)	(51,929)	200,776	148,847	142,787	(147,877)	(5,090)
Fidelity VIP Government Money Market IC (IQ3 )	(21,759)	—	—	(21,759)	73,999	(334,641)	(5,065,621)	(512)	(5,326,775)	(5,348,534)	6,160,993	812,459	557,294	(1,096,411)	(539,117)
Fidelity VIP Government Money Market (Varoom GLWB 3)*	(128)	—	—	(128)	6	—	28,201	—	28,207	28,079	—	28,079	2,821	—	2,821
Fidelity VIP Government Money Market (Varoom GLWB 5)*	(35)	—	—	(35)	1	—	5,238	—	5,239	5,204	—	5,204	524	—	524
Fidelity VIP Overseas (AnnuiChoice )	7	10	(117)	(100)	—	—	—	(2)	(2)	(102)	1,675	1,573	—	—	—
Fidelity VIP Overseas (Grandmaster flex3 )	(29)	308	(2,324)	(2,045)	—	(176)	—	(9)	(185)	(2,230)	31,271	29,041	—	(22)	(22)
Fidelity VIP Overseas (Grandmaster )	(244)	(92,657)	9,016	(83,885)	—	(204,309)	(63,099)	(445)	(267,853)	(351,738)	1,347,664	995,926	—	(7,627)	(7,627)
Fidelity VIP Overseas (IQ Annuity )	2	1	(1,175)	(1,172)	—	—	—	(8)	(8)	(1,180)	18,189	17,009	—	(1)	(1)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	(315)	(3,677)	1,501	(2,491)	—	(40,006)	(7,944)	(29)	(47,979)	(50,470)	62,260	11,790	—	(4,083)	(4,083)
Fidelity VIP Overseas (Pinnacle Plus )	(14)	210	(501)	(305)	—	(1,350)	—	(9)	(1,359)	(1,664)	4,446	2,782	—	(159)	(159)
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle )	(4,730)	64,708	(64,902)	(4,924)	—	(64,329)	—	(184)	(64,513)	(69,437)	393,858	324,421	4	(4,383)	(4,379)
Fidelity VIP III Mid Cap (Grandmaster )	(13,093)	80,170	69,285	136,362	—	(204,593)	—	(280)	(204,873)	(68,511)	1,500,954	1,432,443	—	(4,027)	(4,027)
Fidelity VIP III Mid Cap (Pinnacle )	(18,614)	168,370	44,429	194,185	—	(288,357)	(27,147)	(358)	(315,862)	(121,677)	2,050,801	1,929,124	20	(5,863)	(5,843)
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E )	(25)	227	204	406	—	—	—	(9)	(9)	397	3,747	4,144	—	—	—
Non-Affiliated Service Class 2:				—					—	—		—			—
Fidelity VIP Asset Manager (IQ3 )	(199)	4,228	(2,855)	1,174	—	(11,159)	(383)	(70)	(11,612)	(10,438)	100,735	90,297	18	(745)	(727)
Fidelity VIP Asset Manager (AdvantEdge )	(285)	5,358	(3,859)	1,214	—	—	1,332	(655)	677	1,891	97,110	99,001	232	(174)	58
Fidelity VIP Asset Manager (AnnuiChoice II )	209	8,845	(6,420)	2,634	—	(7,792)	220	(373)	(7,945)	(5,311)	170,456	165,145	102	(635)	(533)
Fidelity VIP Asset Manager (AnnuiChoice )	143	4,406	(3,731)	818	—	(7,129)	298	(38)	(6,869)	(6,051)	60,731	54,680	20	(418)	(398)
Fidelity VIP Asset Manager (GrandMaster flex3 )	(34)	493	(299)	160	—	(238)	—	(2)	(240)	(80)	13,257	13,177	1	(16)	(15)
Fidelity VIP Asset Manager (Pinnacle )	(26)	857	(419)	412	—	(2,156)	9	(75)	(2,222)	(1,810)	30,079	28,269	1	(141)	(140)
Fidelity VIP Asset Manager (Pinnacle IV )	(708)	(2,375)	4,413	1,330	—	(77,324)	—	(152)	(77,476)	(76,146)	230,873	154,727	—	(4,999)	(4,999)
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E )	74	283	1,085	1,442	—	(9,456)	25,567	(28)	16,083	17,525	31,981	49,506	2,024	(725)	1,299
Fidelity VIP Asset Manager (Pinnacle Plus )	(199)	(2,302)	2,059	(442)	—	(1,097)	(25,567)	(6)	(26,670)	(27,112)	48,568	21,456	—	(1,716)	(1,716)
Fidelity VIP Asset Manager (Pinnacle V )	(411)	3,337	1,382	4,308	97,292	(11,304)	(16,883)	(1,324)	67,781	72,089	256,403	328,492	8,689	(3,476)	5,213
Fidelity VIP Balanced (AdvantEdge )	(3,298)	7,380	18,354	22,436	—	(94,292)	(94,973)	(3,271)	(192,536)	(170,100)	504,040	333,940	388	(13,280)	(12,892)
Fidelity VIP Balanced (AnnuiChoice II )	3,336	26,995	39,915	70,246	77,961	(18,141)	386,359	(245)	445,934	516,180	923,606	1,439,786	28,534	(1,446)	27,088
Fidelity VIP Balanced (AnnuiChoice )	583	7,435	8,201	16,219	—	(2,473)	7	(124)	(2,590)	13,629	275,784	289,413	1	(128)	(127)
Fidelity VIP Balanced (GrandMaster flex3 )	(648)	2,429	3,391	5,172	2,403	(36,828)	695	(76)	(33,806)	(28,634)	113,340	84,706	177	(1,871)	(1,694)
Fidelity VIP Balanced (Grandmaster )	(609)	887	39,193	39,471	564	(18,164)	148,860	(182)	131,078	170,549	431,639	602,188	12,049	(4,348)	7,701
Fidelity VIP Balanced (IQ3 )	(542)	6,966	6,811	13,235	375	(31,591)	51,895	(147)	20,532	33,767	184,470	218,237	3,121	(1,827)	1,294
Fidelity VIP Balanced (Pinnacle )	(596)	10,016	6,298	15,718	396	(26,616)	(6,634)	(162)	(33,016)	(17,298)	318,128	300,830	101	(1,934)	(1,833)
Fidelity VIP Balanced (Pinnacle IV )	(1,985)	37,661	14,445	50,121	—	(192,280)	24,521	(578)	(168,337)	(118,216)	982,143	863,927	10,005	(18,274)	(8,269)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E )	(23)	3,620	12,079	15,676	—	(19,718)	20,208	(124)	366	16,042	233,137	249,179	2,369	(2,199)	170
Fidelity VIP Balanced (Pinnacle Plus )	(1,148)	(3,259)	11,681	7,274	—	(41,084)	(23,558)	(142)	(64,784)	(57,510)	247,941	190,431	1,178	(4,926)	(3,748)
Fidelity VIP Balanced (Pinnacle V )	(3,427)	30,700	45,506	72,779	58,309	(175,668)	291,507	(2,393)	171,755	244,534	1,361,096	1,605,630	24,909	(12,959)	11,950
Fidelity VIP Contrafund (AdvantEdge )	(14,875)	204,312	(106,846)	82,591	6,458	(240,449)	(83,297)	(8,235)	(325,523)	(242,932)	1,567,214	1,324,282	3,001	(24,676)	(21,675)
Fidelity VIP Contrafund (AnnuiChoice II )	(5,983)	118,233	(34,199)	78,051	39,334	(64,127)	38,784	(3,565)	10,426	88,477	1,107,600	1,196,077	6,114	(5,202)	912
Fidelity VIP Contrafund (AnnuiChoice )	(3,096)	110,348	(55,504)	51,748	—	(30,635)	(20,716)	(390)	(51,741)	7	876,240	876,247	625	(2,685)	(2,060)
Fidelity VIP Contrafund (GrandMaster flex3 )	(6,711)	144,908	(100,893)	37,304	32,493	(90,044)	(69,532)	(621)	(127,704)	(90,400)	862,270	771,870	5,956	(11,438)	(5,482)
Fidelity VIP Contrafund (IQ Advisor Standard )	5	1,020	(116)	909	—	—	—	—	—	909	12,837	13,746	—	—	—
Fidelity VIP Contrafund (IQ3 )	(12,366)	143,788	(43,557)	87,865	1,682	(70,626)	(16,739)	(590)	(86,273)	1,592	1,524,600	1,526,192	762	(4,647)	(3,885)
Fidelity VIP Contrafund (Pinnacle IV )	(28,670)	533,671	(357,130)	147,871	83,809	(481,990)	(434,965)	(1,363)	(834,509)	(686,638)	3,932,595	3,245,957	143	(34,230)	(34,087)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E )	(3,625)	25,838	18,640	40,853	3,175	(122,542)	118,958	(467)	(876)	39,977	719,704	759,681	11,581	(11,957)	(376)
Fidelity VIP Contrafund (Pinnacle Plus )	(11,699)	(699,580)	197,968	(513,311)	—	(285,473)	(4,018,636)	(521)	(4,304,630)	(4,817,941)	5,517,468	699,527	2,034	(201,694)	(199,660)
Fidelity VIP Contrafund (Pinnacle V )	(69,887)	894,742	(376,904)	447,951	580,602	(719,554)	(143,569)	(27,478)	(309,999)	137,952	7,468,212	7,606,164	39,487	(60,220)	(20,733)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II )	(825)	6,954	42,645	48,774	31,961	(322)	133,143	(171)	164,611	213,385	88,830	302,215	11,930	(154)	11,776
Fidelity VIP Disciplined Small Cap (AnnuiChoice )	(177)	2,513	4,768	7,104	—	—	—	(2)	(2)	7,102	33,694	40,796	—	—	—
Fidelity VIP Disciplined Small Cap (GrandMaster )	(107)	1,373	1,141	2,407	—	(893)	1	—	(892)	1,515	12,487	14,002	2	(68)	(66)
Fidelity VIP Disciplined Small Cap (IQ Annuity )	(710)	6,083	9,105	14,478	—	(3,932)	—	(15)	(3,947)	10,531	72,679	83,210	—	(274)	(274)
Fidelity VIP Disciplined Small Cap (Pinnacle )	(948)	7,204	14,439	20,695	—	(8,298)	(8)	(26)	(8,332)	12,363	106,950	119,313	31	(631)	(600)
Fidelity VIP Disciplined Small Cap (Pinnacle IV )	(511)	9,254	(922)	7,821	—	(33,852)	2,303	(6)	(31,555)	(23,734)	72,496	48,762	175	(2,580)	(2,405)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E )	$(15)	$(310)	$470	$145	$—	$(89)	$(2,265)	$(3)	$(2,357)	$(2,212)	$4,608	$2,396	—	(152)	(152)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus )	(888)	1,031	7,257	7,400	—	(32,200)	(3,875)	(47)	(36,122)	(28,722)	74,344	45,622	76	(2,861)	(2,785)
Fidelity VIP Disciplined Small Cap (Pinnacle V )	(1,146)	8,952	43,999	51,805	223,533	(2,378)	5,355	(1,035)	225,475	277,280	120,102	397,382	16,948	(1,163)	15,785
Fidelity VIP Equity-Income (AnnuiChoice II )	5,147	61,768	9,956	76,871	—	(153,853)	28,211	(61)	(125,703)	(48,832)	443,983	395,151	2,096	(9,892)	(7,796)
Fidelity VIP Equity-Income (AdvantEdge )	791	8,661	14,270	23,722	—	(7,452)	(7,088)	(1,126)	(15,666)	8,056	155,424	163,480	573	(1,700)	(1,127)
Fidelity VIP Equity-Income (AnnuiChoice )	4,594	19,413	40,255	64,262	—	(11,035)	105,986	(257)	94,694	158,956	249,700	408,656	6,370	(654)	5,716
Fidelity VIP Equity-Income (GrandMaster flex3 )	651	17,065	4,676	22,392	—	(25,044)	10,680	(57)	(14,421)	7,971	136,111	144,082	697	(1,373)	(676)
Fidelity VIP Equity-Income (IQ3 )	2,638	39,614	15,958	58,210	1,302	(25,287)	(4,695)	(105)	(28,785)	29,425	383,937	413,362	93	(1,855)	(1,762)
Fidelity VIP Equity-Income (Pinnacle IV )	12,216	55,987	237,094	305,297	2,019	(223,829)	948,016	(561)	725,645	1,030,942	712,716	1,743,658	57,988	(12,791)	45,197
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E )	6,139	8,675	66,238	81,052	—	(97,407)	242,751	(381)	144,963	226,015	371,009	597,024	15,108	(6,237)	8,871
Fidelity VIP Equity-Income (Pinnacle Plus )	2,011	(4,771)	118,128	115,368	—	(45,589)	129,496	(375)	83,532	198,900	425,544	624,444	20,583	(14,138)	6,445
Fidelity VIP Equity-Income (Pinnacle V )	6,652	89,161	107,452	203,265	21,099	(190,298)	143,166	(2,316)	(28,349)	174,916	1,134,726	1,309,642	17,726	(18,154)	(428)
Fidelity VIP Freedom 2010 (Advantedge )	(10)	63	44	97	—	—	3	(62)	(59)	38	2,809	2,847	1	(6)	(5)
Fidelity VIP Freedom 2010 (AnnuiChoice II )	(300)	511	1,722	1,933	—	(65,654)	—	(48)	(65,702)	(63,769)	93,107	29,338	—	(5,104)	(5,104)
Fidelity VIP Freedom 2010 (GrandMaster flex3 )	(21)	221	77	277	—	—	—	—	—	277	7,677	7,954	—	—	—
Fidelity VIP Freedom 2010 (GrandMaster )	(12)	360	101	449	—	(488)	57	(22)	(453)	(4)	11,881	11,877	3	(38)	(35)
Fidelity VIP Freedom 2010 (Pinnacle )	(63)	2,435	1,355	3,727	—	—	—	—	—	3,727	97,818	101,545	—	—	—
Fidelity VIP Freedom 2010 (Pinnacle IV )	(432)	8,171	(2,919)	4,820	—	(51,804)	73	(65)	(51,796)	(46,976)	202,652	155,676	3	(4,246)	(4,243)
Fidelity VIP Freedom 2010 (Pinnacle Plus )	(19)	112	79	172	—	—	—	(7)	(7)	165	4,941	5,106	—	(1)	(1)
Fidelity VIP Freedom 2010 (Pinnacle V )	(3,203)	46,352	(24,134)	19,015	57,644	(290,484)	36	(1,632)	(234,436)	(215,421)	611,598	396,177	4,755	(23,563)	(18,808)
Fidelity VIP Freedom 2015 (AdvantEdge )	(391)	3,863	1,313	4,785	—	—	(2)	(62)	(64)	4,721	123,008	127,729	1	(6)	(5)
Fidelity VIP Freedom 2015 (AnnuiChoice II )	13	247	112	372	—	—	—	—	—	372	8,529	8,901	—	—	—
Fidelity VIP Freedom 2015 (GrandMaster flex3 )	(21)	220	104	303	—	—	—	—	—	303	7,700	8,003	—	—	—
Fidelity VIP Freedom 2015 (Pinnacle IV )	(64)	1,116	427	1,479	—	(615)	—	(30)	(645)	834	36,643	37,477	1	(53)	(52)
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E )	(89)	230	1,490	1,631	—	(24,374)	19,457	(12)	(4,929)	(3,298)	17,662	14,364	2,001	(2,305)	(304)
Fidelity VIP Freedom 2015 (Pinnacle Plus )	(198)	4,757	(3,573)	986	2,751	(2,251)	(19,457)	(58)	(19,015)	(18,029)	49,992	31,963	226	(1,814)	(1,588)
Fidelity VIP Freedom 2015 (Pinnacle V )	(3,149)	70,143	(47,784)	19,210	57,644	(272,518)	1,486	(1,044)	(214,432)	(195,222)	609,517	414,295	4,954	(22,365)	(17,411)
Fidelity VIP Freedom 2020 (AdvantEdge )	(1)	16	4	19	—	—	(1)	(13)	(14)	5	448	453	—	(1)	(1)
Fidelity VIP Freedom 2020 (AnnuiChoice II )	214	728	424	1,366	—	—	28,374	(22)	28,352	29,718	21,662	51,380	2,211	(2)	2,209
Fidelity VIP Freedom 2020 (GrandMaster )	(4)	349	138	483	435	—	—	(9)	426	909	10,400	11,309	37	(1)	36
Fidelity VIP Freedom 2020 (Pinnacle IV )	7	92	(97)	2	—	—	—	(30)	(30)	(28)	3,351	3,323	—	(14)	(14)
Fidelity VIP Freedom 2020 (Pinnacle V )	(456)	20,668	5,394	25,606	25,000	(30,774)	146,326	(2,623)	137,929	163,535	345,945	509,480	14,804	(2,746)	12,058
Fidelity VIP Freedom 2025 (Advantedge )	—	16	3	19	—	—	(1)	(13)	(14)	5	451	456	—	(1)	(1)
Fidelity VIP Freedom 2025 (Pinnacle IV )	(12)	270	84	342	—	—	—	(10)	(10)	332	7,707	8,039	1	(1)	—
Fidelity VIP Freedom 2025 (Pinnacle V )	498	15,742	6,012	22,252	260,000	—	1,771	(4,600)	257,171	279,423	495,735	775,158	20,455	(378)	20,077
Fidelity VIP Freedom 2030 (AnnuiChoice II )	180	329	5,123	5,632	56,716	(244)	—	(7)	56,465	62,097	8,874	70,971	4,718	(20)	4,698
Fidelity VIP Freedom 2030 (Pinnacle IV )	(7)	127	28	148	—	—	—	(16)	(16)	132	3,066	3,198	—	(1)	(1)
Fidelity VIP Freedom 2030 (Pinnacle Plus )	(4,350)	36,457	10,454	42,561	—	(28,048)	—	(40)	(28,088)	14,473	957,642	972,115	—	(2,372)	(2,372)
Fidelity VIP Freedom 2030 (Pinnacle V )	(552)	7,085	1,512	8,045	—	(246)	—	(43)	(289)	7,756	170,376	178,132	—	(24)	(24)
Fidelity VIP Growth (AnnuiChoice II )	(7,366)	94,256	(88,269)	(1,379)	40,228	(74,064)	65,279	(490)	30,953	29,574	621,656	651,230	5,770	(3,963)	1,807
Fidelity VIP Growth (GrandMaster )	(13,151)	135,626	(75,713)	46,762	3,350	(132,442)	473,344	(335)	343,917	390,679	610,138	1,000,817	43,253	(18,624)	24,629
Fidelity VIP Growth (AdvantEdge )	(1,298)	10,510	(10,214)	(1,002)	—	(5,723)	—	(78)	(5,801)	(6,803)	86,103	79,300	1	(398)	(397)
Fidelity VIP Growth (AnnuiChoice )	(1,415)	10,764	(3,484)	5,865	—	(7,425)	59,093	(92)	51,576	57,441	92,155	149,596	3,638	(441)	3,197
Fidelity VIP Growth (GrandMaster flex3 )	(1,122)	7,668	(6,579)	(33)	—	(1,192)	6,334	(94)	5,048	5,015	68,613	73,628	359	(75)	284
Fidelity VIP Growth (IQ3 )	(1,831)	23,308	(22,693)	(1,216)	—	(19,812)	986	(96)	(18,922)	(20,138)	136,084	115,946	86	(1,504)	(1,418)
Fidelity VIP Growth (Pinnacle )	(1,330)	3,423	(9,611)	(7,518)	—	(4,043)	(87,914)	(17)	(91,974)	(99,492)	180,003	80,511	407	(6,510)	(6,103)
Fidelity VIP Growth (Pinnacle IV )	(13,592)	165,341	(100,780)	50,969	43,021	(246,687)	538,195	(311)	334,218	385,187	508,345	893,532	34,169	(12,717)	21,452
Fidelity VIP Growth (Pinnacle Plus Reduced M&E )	(831)	689	3,271	3,129	—	(12,162)	107,993	(16)	95,815	98,944	10,501	109,445	5,918	(641)	5,277
Fidelity VIP Growth (Pinnacle Plus )	(6,518)	35,128	(15,581)	13,029	—	(23,585)	71,742	(133)	48,024	61,053	307,545	368,598	9,397	(6,196)	3,201
Fidelity VIP Growth (Pinnacle V )	(8,521)	85,307	(64,458)	12,328	47,152	(105,692)	158,045	(2,322)	97,183	109,511	447,736	557,247	14,430	(7,108)	7,322
Fidelity VIP High Income (AdvantEdge )	22,682	43,343	8,243	74,268	—	(38,777)	523,806	(163)	484,866	559,134	42,817	601,951	79,561	(42,836)	36,725
Fidelity VIP High Income (AnnuiChoice II )	5,429	(468)	10,933	15,894	390	(1,508)	2,886	(131)	1,637	17,531	118,443	135,974	389	(247)	142
Fidelity VIP High Income (AnnuiChoice )	9,058	(281)	16,461	25,238	—	(1,279)	(197)	(182)	(1,658)	23,580	194,900	218,480	—	(78)	(78)
Fidelity VIP High Income (GrandMaster flex3 )	51,127	102,526	10,822	164,475	—	(41,318)	1,170,728	(5)	1,129,405	1,293,880	44,241	1,338,121	133,289	(69,391)	63,898
Fidelity VIP High Income (IQ3 )	203,636	461,358	46,855	711,849	48,079	(675,083)	5,006,052	(1,079)	4,377,969	5,089,818	229,647	5,319,465	622,023	(343,652)	278,371
Fidelity VIP High Income (Pinnacle )	959	(38)	2,067	2,988	—	(2,143)	—	(2)	(2,145)	843	24,687	25,530	1	(127)	(126)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Pinnacle IV )	$9,877	$(10,438)	$35,849	$35,288	$—	$(59,647)	$92,127	$(86)	$32,394	$67,682	$203,131	$270,813	11,252	(9,186)	2,066
Fidelity VIP High Income (Pinnacle Plus Reduced M&E )	1,518	(371)	3,400	4,547	3,997	(6,703)	(69)	(19)	(2,794)	1,753	36,554	38,307	322	(549)	(227)
Fidelity VIP High Income (Pinnacle Plus )	2,756	(6,266)	14,290	10,780	—	(38,355)	(439)	(120)	(38,914)	(28,134)	113,699	85,565	2	(2,279)	(2,277)
Fidelity VIP High Income (Pinnacle V )	11,799	(8,233)	34,710	38,276	65,977	(92,340)	(6,421)	(486)	(33,270)	5,006	325,023	330,029	4,821	(7,292)	(2,471)
Fidelity VIP II Index 500 (Pinnacle )	20	20,235	37,773	58,028	7,100	(33,301)	(8,477)	(667)	(35,345)	22,683	611,646	634,329	1,415	(3,890)	(2,475)
Fidelity VIP II Index 500 (Pinnacle IV )	(3,376)	157,556	29,699	183,879	52,313	(221,317)	(365,928)	(630)	(535,562)	(351,683)	2,624,319	2,272,636	4,878	(44,220)	(39,342)
Fidelity VIP II Index 500 (Pinnacle V )	3,394	209,530	529,794	742,718	1,635,942	(407,512)	639,201	(32,315)	1,835,316	2,578,034	6,416,578	8,994,612	208,571	(80,037)	128,534
Fidelity VIP Index 500 (AdvantEdge )	2,503	20,734	81,022	104,259	2,768	(41,190)	429,650	(4,246)	386,982	491,241	908,104	1,399,345	28,737	(5,005)	23,732
Fidelity VIP Index 500 (AnnuiChoice II )	12,414	42,844	241,313	296,571	536,037	(70,894)	374,176	(5,832)	833,487	1,130,058	2,334,259	3,464,317	61,642	(6,220)	55,422
Fidelity VIP Index 500 (AnnuiChoice )	1,056	37,865	1,486	40,407	—	(45,592)	(47,752)	(194)	(93,538)	(53,131)	464,974	411,843	—	(4,967)	(4,967)
Fidelity VIP Index 500 (Grandmaster flex3 )	(755)	12,863	21,990	34,098	—	(12,880)	(6,197)	(271)	(19,348)	14,750	361,997	376,747	11	(1,366)	(1,355)
Fidelity VIP Index 500 (Grandmaster )	(2,307)	190,278	(50,028)	137,943	4,090	(315,378)	(532,250)	(699)	(844,237)	(706,294)	2,496,168	1,789,874	179	(61,030)	(60,851)
Fidelity VIP Index 500 (IQ3 )	(594)	11,877	43,523	54,806	1,001	(29,082)	(32,926)	(205)	(61,212)	(6,406)	613,722	607,316	68	(3,925)	(3,857)
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E )	2,694	10,292	55,184	68,170	—	(59,906)	220,979	(205)	160,868	229,038	601,700	830,738	12,381	(3,899)	8,482
Fidelity VIP Index 500 (Pinnacle Plus )	(3,122)	63,629	(29,914)	30,593	—	(76,077)	601,101	(368)	524,656	555,249	768,500	1,323,749	42,868	(21,485)	21,383
Fidelity VIP Investment Grade Bond (AdvantEdge )	4,958	(5,378)	22,738	22,318	5,536	(250,302)	272,828	(4,996)	23,066	45,384	743,247	788,631	23,953	(22,006)	1,947
Fidelity VIP Investment Grade Bond (AnnuiChoice II )	20,871	(1,048)	10,959	30,782	454,142	(18,096)	114,256	(6,704)	543,598	574,380	1,052,114	1,626,494	42,612	(3,122)	39,490
Fidelity VIP Investment Grade Bond (AnnuiChoice )	1,991	51	3,316	5,358	—	(291)	(82)	(15)	(388)	4,970	156,156	161,126	—	(23)	(23)
Fidelity VIP Investment Grade Bond (GrandMaster flex3 )	185	(832)	2,047	1,400	—	(301)	(5,679)	(116)	(6,096)	(4,696)	61,708	57,012	1,510	(1,981)	(471)
Fidelity VIP Investment Grade Bond (GrandMaster )	3,469	(1,216)	12,625	14,878	4,740	(61,452)	37,736	(78)	(19,054)	(4,176)	425,948	421,772	4,387	(5,710)	(1,323)
Fidelity VIP Investment Grade Bond (IQ3 )	1,893	(2,415)	8,329	7,807	—	(47,935)	1,495	(177)	(46,617)	(38,810)	278,850	240,040	294	(3,210)	(2,916)
Fidelity VIP Investment Grade Bond (Pinnacle )	743	(1,121)	4,530	4,152	—	(38,360)	(2,455)	(85)	(40,900)	(36,748)	138,079	101,331	3,117	(6,030)	(2,913)
Fidelity VIP Investment Grade Bond (Pinnacle IV )	2,530	(8,249)	22,874	17,155	11,739	(188,689)	(7,702)	(188)	(184,840)	(167,685)	601,322	433,637	451	(13,806)	(13,355)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E )	196	5	355	556	—	—	—	—	—	556	16,720	17,276	—	—	—
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E )	757	136	1,544	2,437	—	(3,795)	(7,144)	(101)	(11,040)	(8,603)	80,626	72,023	—	(1,011)	(1,011)
Fidelity VIP Investment Grade Bond (Pinnacle Plus )	(7,297)	(143,571)	166,316	15,448	—	(151,048)	(4,260,721)	(74)	(4,411,843)	(4,396,395)	4,442,330	45,935	40	(336,244)	(336,204)
Fidelity VIP Investment Grade Bond (Pinnacle V )	62,915	4,370	165,618	232,903	1,440,054	(792,918)	102,389	(49,896)	699,629	932,532	8,164,932	9,097,464	123,625	(69,102)	54,523
Fidelity VIP Mid Cap (AdvantEdge )	(6,857)	21,316	30,386	44,845	1,845	(211,916)	(54,660)	(2,487)	(267,218)	(222,373)	632,106	409,733	1,248	(18,736)	(17,488)
Fidelity VIP Mid Cap (AnnuiChoice II )	(6,418)	42,031	45,975	81,588	6,881	(29,666)	52,721	(261)	29,675	111,263	770,051	881,314	4,191	(2,642)	1,549
Fidelity VIP Mid Cap (AnnuiChoice )	(1,929)	17,322	14,614	30,007	—	(3,509)	15	(216)	(3,710)	26,297	279,591	305,888	—	(106)	(106)
Fidelity VIP Mid Cap (GrandMaster flex3 )	(3,324)	31,257	(1,542)	26,391	180	(19,286)	(4,091)	(101)	(23,298)	3,093	270,776	273,869	79	(817)	(738)
Fidelity VIP Mid Cap (Grandmaster )	(4,407)	26,780	19,618	41,991	880	(37,597)	21,201	(96)	(15,612)	26,379	437,558	463,937	852	(1,537)	(685)
Fidelity VIP Mid Cap (IQ Annuity )	(10,553)	65,378	37,987	92,812	480	(33,041)	(6,682)	(186)	(39,429)	53,383	916,786	970,169	425	(1,644)	(1,219)
Fidelity VIP Mid Cap (Pinnacle )	(3,976)	24,508	20,072	40,604	925	(30,439)	60,023	(149)	30,360	70,964	371,672	442,636	5,359	(3,389)	1,970
Fidelity VIP Mid Cap (Pinnacle IV )	(10,395)	55,110	40,447	85,162	19,439	(234,294)	(6,809)	(633)	(222,297)	(137,135)	992,131	854,996	609	(7,595)	(6,986)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E )	(4,618)	12,370	44,796	52,548	—	(127,774)	23,439	(534)	(104,869)	(52,321)	564,062	511,741	3,162	(10,322)	(7,160)
Fidelity VIP Mid Cap (Pinnacle Plus )	(5,477)	14,322	27,930	36,775	—	(41,699)	(40,035)	(268)	(82,002)	(45,227)	425,709	380,482	295	(2,975)	(2,680)
Fidelity VIP Mid Cap (Pinnacle V )	(22,365)	101,118	98,042	176,795	108,847	(293,661)	(37,315)	(4,543)	(226,672)	(49,877)	1,811,917	1,762,040	7,648	(22,397)	(14,749)
Fidelity VIP Overseas (AdvantEdge )	(637)	4,110	(25,207)	(21,734)	5,384	(26,067)	24,640	(2,067)	1,890	(19,844)	341,772	321,928	4,349	(3,966)	383
Fidelity VIP Overseas (AnnuiChoice II )	346	2,944	(20,233)	(16,943)	—	(2,594)	14,914	(542)	11,778	(5,165)	272,468	267,303	1,559	(408)	1,151
Fidelity VIP Overseas (AnnuiChoice )	(186)	8,844	(18,124)	(9,466)	—	(2,566)	(25,086)	(110)	(27,762)	(37,228)	157,546	120,318	2,612	(4,318)	(1,706)
Fidelity VIP Overseas (GrandMaster flex3 )	(350)	6,399	(12,713)	(6,664)	—	(18,396)	18,126	(108)	(378)	(7,042)	114,885	107,843	1,559	(1,509)	50
Fidelity VIP Overseas (GrandMaster )	615	(11,817)	19,925	8,723	2,700	(83,700)	417,722	(199)	336,523	345,246	163,395	508,641	52,490	(11,475)	41,015
Fidelity VIP Overseas (IQ3 )	(859)	16,938	(40,635)	(24,556)	1,541	(23,359)	(5,926)	(113)	(27,857)	(52,413)	372,046	319,633	1,214	(3,508)	(2,294)
Fidelity VIP Overseas (Pinnacle )	(394)	(4,184)	(19,013)	(23,591)	2,100	(9,128)	(57,004)	(86)	(64,118)	(87,709)	353,895	266,186	250	(4,770)	(4,520)
Fidelity VIP Overseas (Pinnacle IV )	(1,129)	(20,849)	8,116	(13,862)	4,586	(91,329)	340,198	(232)	253,223	239,361	432,759	672,120	29,059	(10,044)	19,015
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	251	(1,248)	(5,377)	(6,374)	—	(15,996)	48,106	(67)	32,043	25,669	75,530	101,199	5,633	(2,925)	2,708
Fidelity VIP Overseas (Pinnacle Plus )	(966)	(5,371)	(1,948)	(8,285)	—	(13,619)	(11,367)	(155)	(25,141)	(33,426)	172,717	139,291	3,765	(5,038)	(1,273)
Fidelity VIP Overseas (Pinnacle V )	(2,768)	24,285	(82,001)	(60,484)	106,619	(88,032)	8,491	(1,886)	25,192	(35,292)	853,791	818,499	18,007	(15,353)	2,654
Fidelity VIP Target Volatility (AnnuiChoice II )	48	72	530	650	9,750	—	(86)	(103)	9,561	10,211	7,838	18,049	927	(18)	909
Fidelity VIP Target Volatility (GrandMaster )	13	40	236	289	—	(322)	7,690	—	7,368	7,657	—	7,657	737	(30)	707
Fidelity VIP Target Volatility (Pinnacle V )	(1,686)	(176)	16,930	15,068	200,384	(87,265)	(1,158)	(2,536)	109,425	124,493	230,546	355,039	19,680	(8,849)	10,831
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge )	(594)	144	7,677	7,227	—	(4,963)	61,961	(33)	56,965	64,192	26,611	90,803	4,458	(459)	3,999
Columbia VIT Mid Cap Value (AnnuiChoice II )	(3,879)	(22)	48,128	44,227	24,288	(1,622)	24,555	(33)	47,188	91,415	315,105	406,520	3,379	(118)	3,261
Columbia VIT Mid Cap Value (Annuichoice )	(55)	15	739	699	—	—	—	(7)	(7)	692	5,367	6,059	—	(1)	(1)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Grandmaster flex3 )	$(1,476)	$14,148	$(4,614)	$8,058	$—	$(1,449)	$15,414	$(146)	$13,819	$21,877	$164,897	$186,774	8,282	(8,186)	96
Columbia VIT Mid Cap Value (Grandmaster )	(11)	(2)	119	106	—	—	—	(5)	(5)	101	855	956	—	—	—
Columbia VIT Mid Cap Value (Pinnacle )	(477)	81	4,687	4,291	—	—	(423)	(3)	(426)	3,865	34,302	38,167	—	(30)	(30)
Columbia VIT Mid Cap Value (Pinnacle IV )	(579)	396	4,104	3,921	—	(7,323)	53,614	(10)	46,281	50,202	42,308	92,510	3,458	(534)	2,924
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E )	(301)	(356)	2,883	2,226	—	(13,963)	16,289	(5)	2,321	4,547	28,004	32,551	1,034	(973)	61
Columbia VIT Mid Cap Value (Pinnacle Plus )	(2,315)	2,513	15,639	15,837	—	(3,991)	(34,937)	(149)	(39,077)	(23,240)	158,426	135,186	149	(2,960)	(2,811)
Columbia VIT Mid Cap Value (Pinnacle V )	(3,509)	5,914	24,498	26,903	50,377	(9,268)	(43,227)	(564)	(2,682)	24,221	212,680	236,901	4,892	(5,030)	(138)
Franklin Growth and Income VIP Fund (Pinnacle )	27,574	102,318	50,211	180,103	—	(334,171)	(1,977)	(748)	(336,896)	(156,793)	2,025,713	1,868,920	1	(16,036)	(16,035)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	134	615	71	820	—	—	—	(7)	(7)	813	7,721	8,534	—	—	—
Franklin Income VIP Fund (Pinnacle )	143,905	116,197	211,188	471,290	191,854	(646,057)	(136,149)	(1,162)	(591,514)	(120,224)	4,056,388	3,936,164	2,640	(28,894)	(26,254)
Franklin Income VIP Fund (Pinnacle II Reduced M&E )	10,306	(64)	22,264	32,506	—	—	—	(37)	(37)	32,469	248,605	281,074	1	(2)	(1)
JP Morgan IT Mid Cap Value (AnnuiChoice )	(2)	113	153	264	—	—	—	(5)	(5)	259	1,952	2,211	—	—	—
JP Morgan IT Mid Cap Value (GrandMaster flex3 )	(674)	8,682	3,843	11,851	—	(4,652)	—	(13)	(4,665)	7,186	93,745	100,931	—	(162)	(162)
JP Morgan IT Mid Cap Value (Grandmaster )	(393)	6,679	3,277	9,563	—	(3,540)	—	—	(3,540)	6,023	74,888	80,911	1	(125)	(124)
JP Morgan IT Mid Cap Value (IQ3 )	(364)	3,743	4,185	7,564	—	(120)	—	(33)	(153)	7,411	58,103	65,514	—	(5)	(5)
JP Morgan IT Mid Cap Value (Pinnacle )	(472)	6,321	5,986	11,835	—	(1,194)	—	(15)	(1,209)	10,626	90,782	101,408	—	(43)	(43)
JP Morgan IT Mid Cap Value (Pinnacle IV )	(2,519)	170,150	(107,944)	59,687	—	(234,272)	—	(175)	(234,447)	(174,760)	575,198	400,438	10	(8,171)	(8,161)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E )	(637)	10,601	17,795	27,759	—	(28,018)	(1,401)	(178)	(29,597)	(1,838)	230,438	228,600	240	(1,792)	(1,552)
JP Morgan IT Mid Cap Value (Pinnacle Plus )	(6)	(641)	285	(362)	—	—	(4,106)	—	(4,106)	(4,468)	4,468	—	—	(167)	(167)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	389	433	165	987	—	(5,722)	—	(2)	(5,724)	(4,737)	9,400	4,663	1	(223)	(222)
Morgan Stanley UIF Emerging Markets Debt (IQ3 )	6	81	(36)	51	—	(1,147)	—	(4)	(1,151)	(1,100)	1,336	236	—	(50)	(50)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle )	5,205	(2,302)	9,342	12,245	—	(33,203)	(24,653)	(53)	(57,909)	(45,664)	142,631	96,967	—	(1,912)	(1,912)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	2,611	1,861	1,602	6,074	—	(41,662)	—	(23)	(41,685)	(35,611)	58,600	22,989	—	(1,649)	(1,649)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E )	659	(19)	654	1,294	—	—	—	(6)	(6)	1,288	13,858	15,146	—	—	—
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	8	31	229	268	—	(10)	—	(9)	(19)	249	4,836	5,085	—	(2)	(2)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	5	4	66	75	—	—	—	(2)	(2)	73	1,302	1,375	—	—	—
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )	(261)	6,205	53	5,997	—	(13,188)	—	(51)	(13,239)	(7,242)	118,632	111,390	—	(397)	(397)
Morgan Stanley UIF U.S. Real Estate (IQ3 )	(114)	2,657	1,199	3,742	—	(5,517)	—	(50)	(5,567)	(1,825)	74,749	72,924	—	(169)	(169)
Morgan Stanley UIF U.S. Real Estate (Pinnacle )	75	16,775	9,386	26,236	300	(48,485)	(6,141)	(150)	(54,476)	(28,240)	468,279	440,039	1,357	(2,523)	(1,166)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	(822)	105,091	(78,451)	25,818	—	(190,966)	(71,817)	(169)	(262,952)	(237,134)	776,697	539,563	—	(7,600)	(7,600)
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge )	(189)	2,050	1,739	3,600	—	—	—	—	—	3,600	64,766	68,366	—	—	—
American Funds Managed Risk Asset Allocation (AnnuiChoice )	(1)	3	3	5	—	—	—	(2)	(2)	3	91	94	—	—	—
American Funds Managed Risk Asset Allocation (AnnuiChoice II )	132	2,853	3,690	6,675	13,000	(6,529)	22,103	(171)	28,403	35,078	97,863	132,941	3,307	(615)	2,692
American Funds Managed Risk Asset Allocation (GrandMaster flex3 )	(13)	99	173	259	—	(982)	—	(8)	(990)	(731)	5,472	4,741	1	(97)	(96)
American Funds Managed Risk Asset Allocation (Pinnacle )	1	330	737	1,068	—	(1,147)	9,607	(12)	8,448	9,516	604	10,120	993	(112)	881
American Funds Managed Risk Asset Allocation (Pinnacle IV )	(24)	818	1,559	2,353	—	(1,960)	16,092	(54)	14,078	16,431	12,900	29,331	1,656	(195)	1,461
American Funds Managed Risk Asset Allocation (Pinnacle V )	(3,063)	47,483	40,950	85,370	216,982	(97,006)	(1,491)	(6,185)	112,300	197,670	1,360,316	1,557,986	21,931	(10,593)	11,338
Columbia VIT Small Cap Value Class 2 (AdvantEdge )	(1,696)	4,668	30,489	33,461	923	(54,887)	(21,014)	(393)	(75,371)	(41,910)	165,171	123,261	186	(3,839)	(3,653)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II )	(1,551)	21,174	50,308	69,931	102,002	(693)	(10,121)	(499)	90,689	160,620	109,228	269,848	5,550	(725)	4,825
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 )	(181)	1,557	3,026	4,402	—	—	—	(2)	(2)	4,400	14,346	18,746	—	—	—
Columbia VIT Small Cap Value Class 2 (Grandmaster )	(421)	4,345	7,953	11,877	—	—	(5,768)	(4)	(5,772)	6,105	46,058	52,163	—	(316)	(316)
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus )	(1,204)	9,922	18,067	26,785	—	(3,828)	4,432	(140)	464	27,249	86,289	113,538	221	(185)	36
Columbia VIT Small Cap Value Class 2 (Pinnacle )	(84)	(657)	3,329	2,588	—	(35)	606	(8)	563	3,151	11,612	14,763	285	(302)	(17)
Columbia VIT Small Cap Value Class 2 (Pinnacle IV )	(386)	2,161	7,115	8,890	—	(7,393)	35,742	—	28,349	37,239	36,759	73,998	1,378	(367)	1,011
Columbia VIT Small Cap Value Class 2 (Pinnacle V )	(6,466)	52,111	111,819	157,464	25,495	(50,365)	(63,603)	(2,734)	(91,207)	66,257	526,808	593,065	1,987	(5,740)	(3,753)
Franklin Growth and Income VIP Fund (AdvantEdge )	1,234	13,147	(2,966)	11,415	—	(12,154)	371	(525)	(12,308)	(893)	130,048	129,155	194	(1,071)	(877)
Franklin Growth and Income VIP Fund (AnnuiChoice II )	5,457	45,218	(15,921)	34,754	15,000	(49,590)	(3,647)	(242)	(38,479)	(3,725)	355,007	351,282	1,219	(3,742)	(2,523)
Franklin Growth and Income VIP Fund (AnnuiChoice )	2,754	15,297	65	18,116	—	(6,151)	10,444	(155)	4,138	22,254	164,778	187,032	500	(287)	213
Franklin Growth and Income VIP Fund (GrandMaster flex3 )	2,303	37,488	(19,512)	20,279	3,227	(86,933)	11,434	(178)	(72,450)	(52,171)	259,836	207,665	676	(4,307)	(3,631)
Franklin Growth and Income VIP Fund (Grandmaster )	9,080	65,981	(5,336)	69,725	2,775	(42,177)	281	(82)	(39,203)	30,522	712,301	742,823	136	(2,018)	(1,882)
Franklin Growth and Income VIP Fund (IQ Annuity )	8,281	67,496	(7,047)	68,730	—	(62,887)	5,621	(336)	(57,602)	11,128	713,260	724,388	501	(3,269)	(2,768)
Franklin Growth and Income VIP Fund (Pinnacle )	9,086	71,325	(1,802)	78,609	70,274	(99,751)	73,492	(273)	43,742	122,351	709,567	831,918	7,146	(3,451)	3,695
Franklin Growth and Income VIP Fund (Pinnacle IV )	15,783	259,717	(136,863)	138,637	57,338	(444,871)	44,740	(502)	(343,295)	(204,658)	1,612,132	1,407,474	2,532	(19,354)	(16,822)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	—	1	—	1	—	—	—	—	—	1	12	13	—	—	—
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E )	4,990	26,337	5,916	37,243	—	(27,943)	79,798	(270)	51,585	88,828	304,511	393,339	4,868	(1,673)	3,195

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund (Pinnacle Plus )	$1,104	$6,669	$(1,331)	$6,442	$—	$(25,472)	$(75,339)	$(71)	$(100,882)	$(94,440)	$167,531	$73,091	238	(5,719)	(5,481)
Franklin Growth and Income VIP Fund (Pinnacle V )	10,146	138,061	(49,434)	98,773	32,659	(152,704)	49,779	(3,184)	(73,450)	25,323	980,865	1,006,188	7,727	(13,193)	(5,466)
Franklin Income VIP Fund (AdvantEdge )	7,769	(455)	20,322	27,636	23,000	(7,480)	12,894	(362)	28,052	55,688	227,465	283,153	2,688	(707)	1,981
Franklin Income VIP Fund (AnnuiChoice II )	28,344	(3,538)	64,146	88,952	15,300	(35,384)	(38,101)	(325)	(58,510)	30,442	760,341	790,783	3,698	(7,998)	(4,300)
Franklin Income VIP Fund (AnnuiChoice )	5,726	5	12,140	17,871	—	(324)	(20)	(118)	(462)	17,409	138,882	156,291	—	(20)	(20)
Franklin Income VIP Fund (GrandMaster flex3 )	28,369	49,228	20,653	98,250	15,270	(190,234)	(67,536)	(534)	(243,034)	(144,784)	1,016,517	871,733	773	(12,563)	(11,790)
Franklin Income VIP Fund (Grandmaster )	25,166	(3,849)	56,796	78,113	435	(91,086)	13,505	(126)	(77,272)	841	677,239	678,080	658	(4,220)	(3,562)
Franklin Income VIP Fund (IQ Annuity )	32,753	21,575	56,464	110,792	480	(37,660)	(63,930)	(714)	(101,824)	8,968	959,200	968,168	636	(5,370)	(4,734)
Franklin Income VIP Fund (Pinnacle IV )	61,029	5,360	137,217	203,606	3,503	(247,820)	(54,872)	(472)	(299,661)	(96,055)	1,863,051	1,766,996	733	(14,823)	(14,090)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E )	15,814	(18,216)	49,211	46,809	3,964	(87,991)	9,192	(297)	(75,132)	(28,323)	391,074	362,751	3,530	(9,116)	(5,586)
Franklin Income VIP Fund (Pinnacle Plus )	4,279	(18,118)	28,476	14,637	—	(49,500)	(66,208)	(52)	(115,760)	(101,123)	208,788	107,665	—	(6,329)	(6,329)
Franklin Income VIP Fund (Pinnacle V )	258,761	(1,146)	630,064	887,679	186,897	(324,924)	(102,942)	(2,476)	(243,445)	644,234	7,559,560	8,203,794	21,569	(43,280)	(21,711)
Franklin Large Cap Growth VIP Fund (AdvantEdge )	(2,308)	7,551	(9,701)	(4,458)	3,691	(10,538)	(16,892)	(1,050)	(24,789)	(29,247)	168,499	139,252	1,035	(2,641)	(1,606)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II )	(2,827)	9,646	(13,434)	(6,615)	650	(19,746)	9,255	(363)	(10,204)	(16,819)	254,968	238,149	621	(1,203)	(582)
Franklin Large Cap Growth VIP Fund (AnnuiChoice )	(520)	768	(1,118)	(870)	—	—	6,845	(52)	6,793	5,923	47,479	53,402	343	(3)	340
Franklin Large Cap Growth VIP Fund (GrandMaster flex3 )	(737)	682	(1,244)	(1,299)	—	(619)	13,506	(6)	12,881	11,582	44,963	56,545	696	(33)	663
Franklin Large Cap Growth VIP Fund (Grandmaster )	(626)	(582)	381	(827)	2,695	(325)	5,584	(59)	7,895	7,068	40,585	47,653	769	(358)	411
Franklin Large Cap Growth VIP Fund (IQ Annuity )	(2,750)	3,931	(7,541)	(6,360)	—	(1,042)	(256)	(65)	(1,363)	(7,723)	198,058	190,335	87	(155)	(68)
Franklin Large Cap Growth VIP Fund (Pinnacle )	(1,716)	(1,400)	914	(2,202)	2,385	(3,468)	18,133	(148)	16,902	14,700	113,128	127,828	1,364	(465)	899
Franklin Large Cap Growth VIP Fund (Pinnacle IV )	(7,379)	14,181	(28,860)	(22,058)	31,599	(169,818)	45,180	(220)	(93,259)	(115,317)	591,522	476,205	2,497	(7,314)	(4,817)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E )	(987)	1,035	(2,122)	(2,074)	—	(469)	11,443	(145)	10,829	8,755	82,656	91,411	722	(38)	684
Franklin Large Cap Growth VIP Fund (Pinnacle Plus )	(1,750)	(5,148)	702	(6,196)	—	(28,994)	(4,909)	(57)	(33,960)	(40,156)	127,391	87,235	—	(2,023)	(2,023)
Franklin Large Cap Growth VIP Fund (Pinnacle V )	(13,758)	83,286	(97,877)	(28,349)	34,945	(371,752)	29,841	(2,946)	(309,912)	(338,261)	1,020,575	682,314	6,367	(29,606)	(23,239)
Franklin Mutual Shares VIP Fund (AdvantEdge )	4,013	153,649	22,454	180,116	12,613	(183,801)	(82,323)	(7,919)	(261,430)	(81,314)	1,447,377	1,366,063	2,754	(23,217)	(20,463)
Franklin Mutual Shares VIP Fund (AnnuiChoice II )	7,356	83,112	34,315	124,783	103,832	(11,663)	(12,348)	(3,711)	76,110	200,893	772,784	973,677	9,512	(3,720)	5,792
Franklin Mutual Shares VIP Fund (AnnuiChoice )	2,160	18,345	9,761	30,266	—	(938)	—	(160)	(1,098)	29,168	203,327	232,495	1	(46)	(45)
Franklin Mutual Shares VIP Fund (GrandMaster flex3 )	1,681	63,426	(1,114)	63,993	360	(149,810)	(18,854)	(277)	(168,581)	(104,588)	630,275	525,687	69	(8,591)	(8,522)
Franklin Mutual Shares VIP Fund (IQ Advisor Standard )	163	966	565	1,694	—	—	—	—	—	1,694	11,030	12,724	—	—	—
Franklin Mutual Shares VIP Fund (IQ Annuity )	1,567	37,621	(3,884)	35,304	480	(30,671)	(17,434)	(211)	(47,836)	(12,532)	281,483	268,951	679	(2,969)	(2,290)
Franklin Mutual Shares VIP Fund (Pinnacle )	2,904	52,768	9,932	65,604	450	(44,167)	(4,235)	(155)	(48,107)	17,497	489,052	506,549	195	(2,469)	(2,274)
Franklin Mutual Shares VIP Fund (Pinnacle IV )	4,880	120,556	(785)	124,651	25,026	(155,249)	(48,920)	(404)	(179,547)	(54,896)	1,011,000	956,104	390	(9,047)	(8,657)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E )	2,303	9,985	21,643	33,931	2,156	(47,446)	57,152	(102)	11,760	45,691	222,418	268,109	5,496	(4,715)	781
Franklin Mutual Shares VIP Fund (Pinnacle Plus )	(382)	(13,207)	23,333	9,744	344	(25,149)	(80,571)	(118)	(105,494)	(95,750)	154,567	58,817	19	(5,715)	(5,696)
Franklin Mutual Shares VIP Fund (Pinnacle V )	21,599	497,317	87,568	606,484	393,579	(323,808)	(134,480)	(20,508)	(85,217)	521,267	4,093,484	4,614,751	36,286	(41,340)	(5,054)
Franklin Mutual Shares VIP Fund(Grandmaster )	1,890	30,862	9,196	41,948	—	(42,482)	10,310	(51)	(32,223)	9,725	312,429	322,154	633	(2,147)	(1,514)
Franklin Small Cap Value VIP Fund (AdvantEdge )	(890)	11,324	18,762	29,196	—	(2,085)	56,277	(260)	53,932	83,128	82,199	165,327	3,807	(625)	3,182
Franklin Small Cap Value VIP Fund (Annuichoice II )	(184)	2,230	11,529	13,575	31,163	(674)	(17,975)	(62)	12,452	26,027	53,055	79,082	2,320	(1,675)	645
Franklin Small Cap Value VIP Fund (Grandmaster )	(674)	15,147	15,059	29,532	—	(7,102)	23,467	(5)	16,360	45,892	99,226	145,118	1,594	(517)	1,077
Franklin Small Cap Value VIP Fund (Grandmaster flex3 )	(137)	6,049	(7)	5,905	—	(4,081)	(5,049)	(12)	(9,142)	(3,237)	22,113	18,876	2	(590)	(588)
Franklin Small Cap Value VIP Fund (IQ Annuity )	(485)	6,515	13,122	19,152	501	(1,614)	(11,307)	(38)	(12,458)	6,694	75,811	82,505	45	(954)	(909)
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E )	(22)	322	2,282	2,582	—	(3,501)	—	(2)	(3,503)	(921)	10,450	9,529	1	(198)	(197)
Franklin Small Cap Value VIP Fund (Pinnacle Plus )	(459)	7,651	6,308	13,500	—	—	—	(19)	(19)	13,481	48,194	61,675	—	(2)	(2)
Franklin Small Cap Value VIP Fund (Pinnacle )	(609)	23,036	11,318	33,745	—	(809)	(43,677)	(40)	(44,526)	(10,781)	130,906	120,125	491	(3,416)	(2,925)
Franklin Small Cap Value VIP Fund (Pinnacle IV )	(828)	21,421	11,164	31,757	975	(18,288)	7,610	(36)	(9,739)	22,018	120,826	142,844	749	(1,499)	(750)
Franklin Small Cap Value VIP Fund (Pinnacle V )	(2,364)	42,271	38,703	78,610	520	(36,113)	129,630	(369)	93,668	172,278	282,913	455,191	9,398	(3,630)	5,768
Invesco VI American Franchise (AdvantEdge )	(212)	1,539	(1,203)	124	—	—	622	(92)	530	654	13,011	13,665	73	(37)	36
Invesco VI American Franchise (AnnuiChoice II )	(265)	5,599	(5,581)	(247)	—	(2,606)	(17,331)	(55)	(19,992)	(20,239)	34,963	14,724	33	(1,094)	(1,061)
Invesco VI American Franchise (GrandMaster flex3 )	(202)	1,224	(963)	59	—	—	—	—	—	59	13,263	13,322	—	—	—
Invesco VI American Franchise (Grandmaster )	(73)	534	(426)	35	—	—	—	—	—	35	5,652	5,687	—	—	—
Invesco VI American Franchise (IQ Annuity )	—	(6)	(4)	(10)	—	(104)	—	(1)	(105)	(115)	115	—	—	(5)	(5)
Invesco VI American Franchise (Pinnacle Plus Reduced M&E )	(10)	111	(248)	(147)	—	(45)	9,487	(1)	9,441	9,294	—	9,294	548	(3)	545
Invesco VI American Franchise (Pinnacle Plus )	(453)	2,282	(1,825)	4	—	(2,919)	(9,487)	(39)	(12,445)	(12,441)	31,117	18,676	—	(620)	(620)
Invesco VI American Franchise (Pinnacle )	(151)	3,715	(3,317)	247	—	(14,085)	59	(18)	(14,044)	(13,797)	17,444	3,647	3	(585)	(582)
Invesco VI American Franchise (Pinnacle IV )	(1,991)	23,888	(22,137)	(240)	—	(18,285)	(176)	(23)	(18,484)	(18,724)	141,998	123,274	15	(843)	(828)
Invesco VI American Franchise (Pinnacle V )	(925)	12,809	(13,855)	(1,971)	20,000	(16,204)	16,579	(85)	20,290	18,319	63,372	81,691	2,423	(1,304)	1,119
Invesco VI American Value (AdvantEdge )	(3,675)	(37,081)	64,632	23,876	—	(50,031)	(120,836)	(1,535)	(172,402)	(148,526)	296,543	148,017	543	(11,984)	(11,441)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco VI American Value (AnnuiChoice II )	$(4,411)	$15,328	$53,907	$64,824	$107,624	$(8,236)	$31,166	$(1,032)	$129,522	$194,346	$378,270	$572,616	10,874	(2,589)	8,285
Invesco VI American Value (AnnuiChoice )	(22)	141	216	335	—	(99)	—	(9)	(108)	227	2,400	2,627	—	(6)	(6)
Invesco VI American Value (Grandmaster flex3 )	(434)	1,725	2,679	3,970	—	—	—	—	—	3,970	29,551	33,521	—	—	—
Invesco VI American Value (IQ Annuity )	(237)	1,639	1,175	2,577	—	(58)	17,588	(1)	17,529	20,106	12,651	32,757	1,108	(5)	1,103
Invesco VI American Value (Pinnacle Plus Reduced M&E )	(227)	(1,445)	3,830	2,158	—	(10,071)	1,834	—	(8,237)	(6,079)	21,938	15,859	116	(618)	(502)
Invesco VI American Value (Pinnacle Plus )	(1,958)	5,743	12,452	16,237	—	(1,003)	(1,834)	(32)	(2,869)	13,368	124,730	138,098	—	(197)	(197)
Invesco VI American Value II (Pinnacle V )	(10,418)	27,662	90,945	108,189	211,302	(26,494)	(13,140)	(4,277)	167,391	275,580	613,425	889,005	16,315	(4,623)	11,692
Invesco VI American Value II (Pinnacle )	(296)	(4,079)	8,182	3,807	—	(384)	(2,547)	(28)	(2,959)	848	25,096	25,944	1,728	(1,882)	(154)
Invesco VI American Value II (Pinnacle IV )	(344)	(2,772)	5,402	2,286	—	(13,216)	(2,854)	(29)	(16,099)	(13,813)	36,855	23,042	—	(1,128)	(1,128)
Invesco VI Comstock (AdvantEdge )	(676)	28,026	(4,242)	23,108	—	(16,084)	(34,290)	(442)	(50,816)	(27,708)	203,316	175,608	354	(3,919)	(3,565)
Invesco VI Comstock (AnnuiChoice II )	1,105	37,768	37,615	76,488	76,732	(9,262)	(51,251)	(1,879)	14,340	90,828	457,073	547,901	7,311	(6,172)	1,139
Invesco VI Comstock (AnnuiChoice )	168	4,680	2,996	7,844	—	(943)	—	(1)	(944)	6,900	50,456	57,356	—	(40)	(40)
Invesco VI Comstock (GrandMaster flex3 )	(181)	20,828	(4,908)	15,739	—	(616)	(18,215)	(10)	(18,841)	(3,102)	116,723	113,621	—	(828)	(828)
Invesco VI Comstock (Grandmaster )	(11)	3,768	2,967	6,724	—	(380)	(255)	(15)	(650)	6,074	44,159	50,233	—	(28)	(28)
Invesco VI Comstock (IQ Annuity )	(29)	2,207	1,505	3,683	—	—	—	(19)	(19)	3,664	24,119	27,783	—	(1)	(1)
Invesco VI Comstock (Pinnacle Plus Reduced M&E )	32	6,218	4,020	10,270	—	(14,987)	7,697	(62)	(7,352)	2,918	72,918	75,836	435	(887)	(452)
Invesco VI Comstock (Pinnacle Plus )	(165)	3,088	2,551	5,474	344	(3,765)	(7,697)	(51)	(11,169)	(5,695)	43,652	37,957	18	(559)	(541)
Invesco VI Comstock (Pinnacle )	(8)	6,315	4,958	11,265	—	(9,284)	(331)	(22)	(9,637)	1,628	80,321	81,949	3	(419)	(416)
Invesco VI Comstock (Pinnacle IV )	(1,112)	65,044	(43,204)	20,728	—	(77,502)	78,805	(53)	1,250	21,978	239,744	261,722	3,679	(4,254)	(575)
Invesco VI Comstock (Pinnacle V )	(2,610)	150,494	87,068	234,952	201,308	(51,975)	(56,265)	(8,613)	84,455	319,407	1,337,067	1,656,474	20,150	(11,826)	8,324
Invesco VI International Growth Class II (Advantedge )	(549)	691	(2,677)	(2,535)	—	(2,876)	43,292	(150)	40,266	37,731	92,851	130,582	4,641	(761)	3,880
Invesco VI International Growth Class II (IQ Advisor Enhanced )	5	(161)	(2,456)	(2,612)	72,545	(931)	20,939	(667)	91,886	89,274	195,090	284,364	9,145	(335)	8,810
Invesco VI International Growth Class II (Pinnacle Plus )	(157)	614	(2,566)	(2,109)	—	(1,085)	5,140	(5)	4,050	1,941	103,508	105,449	664	(275)	389
Invesco VI International Growth Class II (Pinnacle )	(187)	1,165	(2,156)	(1,178)	—	(8,858)	1,122	(24)	(7,760)	(8,938)	65,306	56,368	121	(849)	(728)
Invesco VI International Growth Class II (Pinnacle V )	(2,194)	1,399	(12,858)	(13,653)	77,382	(21,592)	34,263	(3,428)	86,625	72,972	637,366	710,338	11,598	(3,131)	8,467
Invesco VI International Growth II (Grandmaster )	(53)	(56)	(484)	(593)	—	—	—	(29)	(29)	(622)	29,114	28,492	1	(3)	(2)
Invesco VI Mid Cap Growth (Pinnacle V )*	(204)	3,389	(4,135)	(950)	34,542	—	540	(63)	35,019	34,069	—	34,069	3,307	(6)	3,301
Templeton Foreign VIP Fund (IQ Annuity )	1,308	13,264	(575)	13,997	1,001	(16,166)	500	(167)	(14,832)	(835)	282,335	281,500	625	(1,475)	(850)
Templeton Foreign VIP (Pinnacle )	966	(1,711)	9,865	9,120	—	(10,580)	(2,618)	(60)	(13,258)	(4,138)	182,306	178,168	106	(837)	(731)
Templeton Foreign VIP (Pinnacle IV )	2,781	(26,492)	51,533	27,822	1,929	(86,802)	(41,691)	(301)	(126,865)	(99,043)	700,669	601,626	309	(7,348)	(7,039)
Templeton Foreign VIP (Pinnacle V )	6,900	3,142	84,424	94,466	111,337	(196,249)	(8,488)	(7,098)	(100,498)	(6,032)	1,599,988	1,593,956	18,274	(28,369)	(10,095)
Templeton Foreign VIP Fund (AnnuiChoice II )	2,766	7,520	14,844	25,130	67,630	(18,314)	10,160	(1,154)	58,322	83,452	326,357	409,809	7,998	(2,455)	5,543
Templeton Foreign VIP Fund (AnnuiChoice )	518	880	1,921	3,319	—	(995)	—	(29)	(1,024)	2,295	55,539	57,834	—	(53)	(53)
Templeton Foreign VIP Fund (AdvantEdge )	1,319	8,020	12,843	22,182	6,307	(22,529)	(6,543)	(2,043)	(24,808)	(2,626)	410,842	408,216	2,695	(5,251)	(2,556)
Templeton Foreign VIP Fund (GrandMaster flex3 )	429	6,927	5,949	13,305	14,910	(9,071)	(143,220)	(174)	(137,555)	(124,250)	303,013	178,763	1,191	(8,461)	(7,270)
Templeton Foreign VIP Fund (Grandmaster )	658	(7,527)	11,519	4,650	—	(5,048)	(23,873)	(15)	(28,936)	(24,286)	93,576	69,290	—	(1,486)	(1,486)
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E )	1,235	312	7,289	8,836	—	(5,032)	6,266	(98)	1,136	9,972	155,529	165,501	856	(790)	66
Templeton Foreign VIP Fund (Pinnacle Plus )	155	(21,915)	25,147	3,387	—	(25,105)	(41,942)	(81)	(67,128)	(63,741)	158,549	94,808	56	(4,133)	(4,077)
Templeton Global Bond VIP Fund (Pinnacle )	(938)	(274)	2,335	1,123	—	(1,008)	1,571	—	563	1,686	70,676	72,362	167	(104)	63
Templeton Global Bond VIP Fund (Grandmaster )	(541)	(163)	1,417	713	—	(1,235)	7,127	(20)	5,872	6,585	39,928	46,513	774	(138)	636
Templeton Global Bond VIP Fund (GrandMaster flex3 )	(1,324)	(14,103)	13,891	(1,536)	—	(54,201)	(45,954)	(133)	(100,288)	(101,824)	143,231	41,407	61	(11,204)	(11,143)
Templeton Global Bond VIP Fund (Pinnacle V )	(586)	(2,179)	3,288	523	—	(12,200)	5,903	(22)	(6,319)	(5,796)	46,536	40,740	664	(1,356)	(692)
Templeton Global Bond VIP Fund (Pinnacle IV )	(2,673)	(4,772)	10,131	2,686	15,000	(12,965)	(10,898)	(44)	(8,907)	(6,221)	176,668	170,447	2,347	(3,271)	(924)
Templeton Global Bond VIP Fund (AnnuiChoice II )	(3,344)	(3,825)	12,644	5,475	—	(6,062)	15,831	(73)	9,696	15,171	295,913	311,084	3,056	(2,000)	1,056
Templeton Growth VIP Fund (AdvantEdge )	358	5,590	610	6,558	—	(5,011)	(355)	(474)	(5,840)	718	83,406	84,124	275	(784)	(509)
Templeton Growth VIP Fund (AnnuiChoice II )	712	570	1,598	2,880	—	(14,149)	(39,238)	(151)	(53,538)	(50,658)	122,432	71,774	74	(5,159)	(5,085)
Templeton Growth VIP Fund (AnnuiChoice )	260	1,008	881	2,149	—	—	36	(12)	24	2,173	25,202	27,375	2	(1)	1
Templeton Growth VIP Fund (GrandMaster flex3 )	593	56,422	(52,742)	4,273	360	(137,276)	(16,748)	(164)	(153,828)	(149,555)	309,943	160,388	659	(9,758)	(9,099)
Templeton Growth VIP Fund (Grandmaster )	520	4,240	1,035	5,795	—	(7,848)	—	(5)	(7,853)	(2,058)	77,081	75,023	1	(424)	(423)
Templeton Growth VIP Fund (IQ Advisor Standard )	147	394	374	915	—	—	—	—	—	915	10,201	11,116	—	—	—
Templeton Growth VIP Fund (IQ Annuity )	1,133	11,272	1,827	14,232	—	(19,668)	1,568	(164)	(18,264)	(4,032)	197,164	193,132	121	(1,144)	(1,023)
Templeton Growth VIP Fund (Pinnacle )	935	6,481	1,707	9,123	—	(26,761)	9,885	(38)	(16,914)	(7,791)	129,288	121,497	713	(1,643)	(930)
Templeton Growth VIP Fund (Pinnacle IV )	3,559	71,511	(36,013)	39,057	13,315	(84,750)	(25,380)	(61)	(96,876)	(57,819)	631,786	573,967	103	(5,697)	(5,594)
Templeton Growth VIP Fund (Pinnacle II Reduced M&E )	97	424	360	881	—	—	—	(5)	(5)	876	10,474	11,350	—	(1)	(1)
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E )	651	(2,622)	10,294	8,323	1,850	(17,482)	28,040	(42)	12,366	20,689	83,461	104,150	3,221	(2,248)	973
Templeton Growth VIP Fund (Pinnacle Plus )	156	(9,888)	10,431	699	—	(20,301)	(40,873)	(24)	(61,198)	(60,499)	82,302	21,803	1	(3,845)	(3,844)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (Pinnacle V )	$2,280	$25,977	$10,235	$38,492	$256	$(48,067)	$376	$(985)	$(48,420)	$(9,928)	$532,794	$522,866	1,062	(6,345)	(5,283)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge )	7,224	(407)	8,827	15,644	—	(1,966)	(8,551)	(978)	(11,495)	4,149	180,705	184,854	137	(1,002)	(865)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	2,999	(2,424)	5,104	5,679	—	(9,360)	1,984	(74)	(7,450)	(1,771)	72,338	70,567	161	(751)	(590)
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	4,525	(12)	4,311	8,824	—	—	—	(76)	(76)	8,748	93,121	101,869	—	(5)	(5)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	5,209	(515)	6,336	11,030	—	(4,372)	(552)	(3)	(4,927)	6,103	123,446	129,549	—	(350)	(350)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster )	50	(1)	53	102	—	—	—	(1)	(1)	101	1,117	1,218	—	—	—
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity )	5,856	59	6,621	12,536	—	(10,811)	(1,836)	(132)	(12,779)	(243)	146,953	146,710	120	(693)	(573)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	1,874	(1,001)	3,087	3,960	—	(5,362)	(546)	(45)	(5,953)	(1,993)	46,865	44,872	17	(460)	(443)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E )	3,772	(1,400)	5,266	7,638	—	(5,820)	(2,199)	(123)	(8,142)	(504)	85,561	85,057	—	(733)	(733)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus )	3,058	(232)	3,787	6,613	—	(2,381)	—	(107)	(2,488)	4,125	76,180	80,305	—	(126)	(126)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V )	11,565	(16,915)	28,662	23,312	256	(11,393)	(75,440)	(841)	(87,418)	(64,106)	282,899	218,793	362	(6,836)	(6,474)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge )	(3,490)	(11,142)	32,293	17,661	922	(21,480)	(30,953)	(1,529)	(53,040)	(35,379)	333,658	298,279	3,483	(10,581)	(7,098)
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II )	(557)	(289)	4,849	4,003	36	(1,640)	7,215	(128)	5,483	9,486	71,295	80,781	726	(238)	488
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice )	(366)	30	4,739	4,403	—	(384)	11,682	(30)	11,268	15,671	52,571	68,242	430	(19)	411
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3 )	(1,332)	(248)	8,695	7,115	—	(17,711)	(23,543)	(92)	(41,346)	(34,231)	124,715	90,484	263	(1,675)	(1,412)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster )	(1,332)	(7,653)	26,538	17,553	2,375	(57,832)	91,076	(59)	35,560	53,113	74,049	127,162	4,694	(3,022)	1,672
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity )	(3,501)	19,242	5,769	21,510	—	(33,836)	65,466	(165)	31,465	52,975	289,255	342,230	2,765	(1,446)	1,319
Morgan Stanley UIF Emerging Markets Equity (Pinnacle )	(868)	(1,818)	8,684	5,998	2,365	(20,535)	(10,422)	(82)	(28,674)	(22,676)	104,757	82,081	135	(1,089)	(954)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV )	(3,653)	(9,202)	40,429	27,574	2,949	(68,155)	109,173	(245)	43,722	71,296	289,983	361,279	4,612	(2,664)	1,948
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E )	(439)	(3,931)	8,213	3,843	—	(13,054)	10,213	(58)	(2,899)	944	68,443	69,387	3,180	(3,506)	(326)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus )	(2,455)	(7,239)	17,784	8,090	—	(13,252)	(45,807)	(117)	(59,176)	(51,086)	226,541	175,455	66	(2,576)	(2,510)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V )	(6,947)	(23,448)	70,397	40,002	2,731	(89,192)	(52,888)	(2,093)	(141,442)	(101,440)	635,954	534,514	7,013	(23,008)	(15,995)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E )	(153)	6,792	1,625	8,264	5,352	(29,071)	2,315	(166)	(21,570)	(13,306)	165,537	152,231	1,412	(2,723)	(1,311)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus )	(1,748)	9,948	5,107	13,307	—	(55,079)	(23,919)	(230)	(79,228)	(65,921)	316,182	250,261	42	(2,729)	(2,687)
Morgan Stanley UIF U.S. Real Estate (AdvantEdge )	(1,590)	37,884	(22,903)	13,391	1,384	(93,427)	(21,142)	(1,112)	(114,297)	(100,906)	296,543	195,637	615	(7,950)	(7,335)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	(238)	2,616	13,665	16,043	24,188	(4,923)	86,645	(368)	105,542	121,585	281,494	403,079	9,180	(664)	8,516
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	3	27	107	137	—	(95)	—	(8)	(103)	34	2,563	2,597	—	(9)	(9)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3 )	(207)	8,528	(5,684)	2,637	—	(20,988)	(7,256)	(37)	(28,281)	(25,644)	65,294	39,650	57	(2,454)	(2,397)
Morgan Stanley UIF U.S. Real Estate (Grandmaster )	(144)	1,669	2,458	3,983	—	(279)	31,757	(19)	31,459	35,442	76,393	111,835	1,061	(199)	862
Morgan Stanley UIF U.S. Real Estate (IQ Annuity )	(663)	10,665	(1,836)	8,166	701	(4,956)	(14,075)	(120)	(18,450)	(10,284)	174,471	164,187	116	(643)	(527)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	(1,664)	38,373	(19,172)	17,537	21,808	(179,641)	15,990	(293)	(142,136)	(124,599)	452,092	327,493	2,564	(14,676)	(12,112)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V )	(5,179)	67,425	(12,238)	50,008	52,830	(119,507)	33,975	(3,330)	(36,032)	13,976	1,047,449	1,061,425	10,366	(13,267)	(2,901)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge )	(3,708)	(1,538)	2,052	(3,194)	—	(22,656)	(51,398)	(728)	(74,782)	(77,976)	260,907	182,931	509	(5,906)	(5,397)
BlackRock Capital Appreciation VI (AnnuiChoice II )	(3,682)	7,693	2,189	6,200	81,960	(5,383)	112,103	(224)	188,456	194,656	194,895	389,551	15,041	(924)	14,117
BlackRock Capital Appreciation VI (Annuichoice )	(3)	8	(8)	(3)	—	—	—	(4)	(4)	(7)	326	319	—	(1)	(1)
BlackRock Capital Appreciation VI (Grandmaster flex3 )	(144)	261	(278)	(161)	—	—	—	(11)	(11)	(172)	9,602	9,430	—	(1)	(1)
BlackRock Capital Appreciation VI Class III (Grandmaster )	(306)	(18,700)	11,193	(7,813)	—	—	(99,648)	(5)	(99,653)	(107,466)	109,006	1,540	1	(7,667)	(7,666)
BlackRock Capital Appreciation VI Class III (Pinnacle )	(228)	(4,819)	3,334	(1,713)	—	(39)	(38,795)	(21)	(38,855)	(40,568)	46,001	5,433	—	(2,889)	(2,889)
BlackRock Capital Appreciation VI Class III (Pinnacle IV )	(697)	(397)	799	(295)	—	(1,000)	6,346	(67)	5,279	4,984	45,323	50,307	946	(530)	416
BlackRock Capital Appreciation VI Class III (Pinnacle V )	(13,644)	20,800	(23,452)	(16,296)	126,233	(24,927)	52,697	(2,082)	151,921	135,625	872,874	1,008,499	13,700	(2,688)	11,012
BlackRock Global Allocation VI (Advantedge )	(2,094)	(23,016)	31,564	6,454	—	(109,318)	(42,429)	(1,443)	(153,190)	(146,736)	412,379	265,643	520	(14,861)	(14,341)
BlackRock Global Allocation VI (AnnuiChoice II )	94	(524)	4,299	3,869	—	(9,664)	1,090	(65)	(8,639)	(4,770)	157,448	152,678	701	(1,499)	(798)
BlackRock Global Allocation VI (Annuichoice )	90	(217)	1,075	948	—	—	(632)	(21)	(653)	295	36,052	36,347	1	(63)	(62)
BlackRock Global Allocation VI (Grandmaster flex3 )	(1,636)	(26,365)	28,650	649	—	(9,583)	(158,046)	(109)	(167,738)	(167,089)	176,008	8,919	14	(15,727)	(15,713)
BlackRock Global Allocation VI (Grandmaster )	(4)	(230)	341	107	400	—	(874)	(1)	(475)	(368)	6,703	6,335	37	(85)	(48)
BlackRock Global Allocation VI Class III (Pinnacle )	(20)	(2,254)	2,182	(92)	—	(659)	(7,715)	(26)	(8,400)	(8,492)	20,766	12,274	4	(821)	(817)
BlackRock Global Allocation VI Class III (Pinnacle IV )	(74)	(4,554)	4,501	(127)	—	(832)	(15,424)	(24)	(16,280)	(16,407)	42,064	25,657	—	(1,588)	(1,588)
BlackRock Global Allocation VI Class III (Pinnacle V )	(743)	(11,722)	17,462	4,997	53,981	(31,544)	(19,203)	(509)	2,725	7,722	241,901	249,623	5,680	(5,459)	221
BlackRock High Yield VI (Pinnacle V )*	626	234	312	1,172	46,117	(50)	(14,191)	—	31,876	33,048	—	33,048	4,568	(1,451)	3,117
BlackRock Total Return VI (Pinnacle V )*	241	(23)	(4,384)	(4,166)	135,202	(444)	52,656	(195)	187,219	183,053	—	183,053	18,660	(69)	18,591
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	77	(26)	674	725	9,750	—	287	(103)	9,934	10,659	7,677	18,336	1,004	(11)	993
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV )	1,690	(3,898)	22,662	20,454	717,335	(25,906)	(8,042)	(2,750)	680,637	701,091	123,642	824,733	87,735	(19,516)	68,219
Non-Affiliated Class 4:
American Funds Bond (AnnuiChoice II )*	456	(3)	(1,900)	(1,447)	55,993	—	1,789	—	57,782	56,335	—	56,335	5,720	—	5,720
American Funds Bond (Pinnacle V )*	494	(9)	(3,592)	(3,107)	128,715	—	17,533	(185)	146,063	142,956	—	142,956	14,574	(18)	14,556
American Funds Capital Income Builder (Pinnacle IV )	582	(8)	179	753	—	—	4,846	—	4,846	5,599	33,999	39,598	506	—	506

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 4 (continued):
American Funds Capital Income Builder (Pinnacle V )	$3,301	$(554)	$2,673	$5,420	$43,081	$(3,234)	$79,851	$(570)	$119,128	$124,548	$102,973	$227,521	14,801	(1,944)	12,857
American Funds Capital Income Builder (AnnuiChoice II )	7,088	(2,091)	2,061	7,058	—	(6,787)	387,976	(66)	381,123	388,181	140,966	529,147	49,145	(8,998)	40,147
American Funds Global Growth (AdvantEdge )	(122)	(1,050)	320	(852)	—	—	(11,316)	—	(11,316)	(12,168)	20,905	8,737	67	(1,160)	(1,093)
American Funds Global Growth (AnnuiChoice )	(37)	(3,227)	89	(3,175)	—	(52)	(26,638)	(4)	(26,694)	(29,869)	29,869	—	—	(2,672)	(2,672)
American Funds Global Growth (AnnuiChoice II )	(2,255)	47,974	(45,799)	(80)	68,190	(2,493)	87,792	(277)	153,212	153,132	495,290	648,422	14,648	(445)	14,203
American Funds Global Growth (GrandMaster )	(1,063)	(27,220)	(5,668)	(33,951)	—	(5,355)	(274,393)	(51)	(279,799)	(313,750)	394,816	81,066	—	(28,202)	(28,202)
American Funds Global Growth (GrandMaster flex3 )	(183)	(1,429)	2,078	466	—	(30,343)	(2,875)	—	(33,218)	(32,752)	32,752	—	9	(2,973)	(2,964)
American Funds Global Growth (Pinnacle )	(1)	(17)	32	14	—	—	692	(3)	689	703	385	1,088	99	(38)	61
American Funds Global Growth (Pinnacle IV )	(533)	(30,492)	714	(30,311)	—	(2,162)	(250,802)	(12)	(252,976)	(283,287)	286,075	2,788	133	(25,713)	(25,580)
American Funds Global Growth (Pinnacle V )	(1,877)	6,940	(11,813)	(6,750)	3,830	(1,320)	(34,668)	(1,591)	(33,749)	(40,499)	256,628	216,129	1,507	(4,938)	(3,431)
American Funds Growth (AdvantEdge )	26	22	275	323	—	(1,518)	22,158	—	20,640	20,963	—	20,963	1,795	(121)	1,674
American Funds Growth (AnnuiChoice II )	(931)	16,753	4,091	19,913	10,358	(474)	128,716	(92)	138,508	158,421	134,554	292,975	11,682	(47)	11,635
American Funds Growth (Pinnacle )	(4)	3	28	27	—	—	740	—	740	767	—	767	61	—	61
American Funds Growth (Pinnacle IV )	(38)	(167)	91	(114)	—	—	(4,731)	(2)	(4,733)	(4,847)	6,442	1,595	—	(424)	(424)
American Funds Growth (Pinnacle V )	249	2,902	8,758	11,909	404,345	(408)	15,931	(89)	419,779	431,688	27,183	458,871	34,360	(99)	34,261
American Funds Growth-Income (AdvantEdge )	(357)	(593)	3,614	2,664	—	(49,260)	22,864	(432)	(26,828)	(24,164)	24,164	—	2,172	(4,312)	(2,140)
American Funds Growth-Income (AnnuiChoice II )	543	31,091	(1,617)	30,017	—	(4,709)	31,825	(214)	26,902	56,919	269,655	326,574	2,847	(452)	2,395
American Funds Growth-Income (GrandMaster )	(88)	12,443	(690)	11,665	—	(7,580)	2,578	(58)	(5,060)	6,605	122,621	129,226	226	(656)	(430)
American Funds Growth-Income (Pinnacle )	(31)	779	795	1,543	—	(209)	(98)	—	(307)	1,236	14,986	16,222	436	(455)	(19)
American Funds Growth-Income (Pinnacle IV )	(242)	7,319	(734)	6,343	—	—	—	—	—	6,343	65,758	72,101	—	—	—
American Funds Growth-Income (Pinnacle V )	(1,788)	66,308	10,046	74,566	177,674	(8,588)	(68,728)	(1,850)	98,508	173,074	748,261	921,335	16,924	(8,702)	8,222
American Funds New World (AdvantEdge )	(44)	(1,360)	1,160	(244)	—	—	(11,709)	—	(11,709)	(11,953)	11,953	—	65	(1,414)	(1,349)
American Funds New World (AnnuiChoice )	(27)	(1,963)	157	(1,833)	—	(37)	(19,231)	(2)	(19,270)	(21,103)	21,103	—	—	(2,352)	(2,352)
American Funds New World (AnnuiChoice II )	(615)	(974)	6,994	5,405	16,190	(1,951)	10,082	(306)	24,015	29,420	125,436	154,856	3,353	(703)	2,650
American Funds New World (GrandMaster )	(376)	(20,370)	1,633	(19,113)	—	(1,646)	(198,096)	(12)	(199,754)	(218,867)	218,867	—	—	(24,567)	(24,567)
American Funds New World (GrandMaster flex3 )	(65)	(403)	840	372	—	(7,329)	(2,075)	—	(9,404)	(9,032)	9,032	—	2	(1,020)	(1,018)
American Funds New World (Pinnacle )	(215)	(355)	1,927	1,357	—	(563)	12,086	—	11,523	12,880	34,742	47,622	1,380	(121)	1,259
American Funds New World (Pinnacle IV )	(565)	(23,202)	6,962	(16,805)	—	(7,641)	(181,288)	(10)	(188,939)	(205,744)	227,369	21,625	131	(23,356)	(23,225)
American Funds New World (Pinnacle V )	(1,252)	(11,458)	13,250	540	19,752	(2,093)	(36,504)	(832)	(19,677)	(19,137)	170,867	151,730	3,250	(5,972)	(2,722)
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle )	(1,299)	46,307	43,760	88,768	66,943	(125,970)	6,460	(132)	(52,699)	36,069	484,272	520,341	592	(2,633)	(2,041)
Deutsche Small Cap Index VIP (Pinnacle IV )	(3)	48	75	120	—	(73)	—	(2)	(75)	45	613	658	—	(3)	(3)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E )	(2)	231	348	577	—	—	—	(8)	(8)	569	2,938	3,507	—	—	—
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge )	(129)	1,323	2,189	3,383	—	(7,111)	6,324	(30)	(817)	2,566	20,282	22,848	382	(449)	(67)
Deutsche Small Cap Index (AnnuiChoice II )	(1,280)	26,651	43,865	69,236	9,396	(2,696)	54,983	(125)	61,558	130,794	326,807	457,601	3,964	(254)	3,710
Deutsche Small Cap Index (AnnuiChoice )	(43)	1,932	2,530	4,419	—	(457)	—	(15)	(472)	3,947	22,615	26,562	1	(18)	(17)
Deutsche Small Cap Index (GrandMaster flex3 )	(440)	8,399	3,370	11,329	—	(4,968)	86	(22)	(4,904)	6,425	60,772	67,197	77	(269)	(192)
Deutsche Small Cap Index (Grandmaster )	(104)	859	2,893	3,648	—	(6,013)	2,578	(17)	(3,452)	196	22,906	23,102	139	(325)	(186)
Deutsche Small Cap Index (IQ3 )	(495)	6,287	8,480	14,272	—	(1,024)	405	(39)	(658)	13,614	75,421	89,035	23	(52)	(29)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E )	(547)	10,975	20,224	30,652	—	(4,357)	—	(85)	(4,442)	26,210	162,651	188,861	—	(273)	(273)
Deutsche Small Cap Index (Pinnacle Plus )	(468)	3,934	873	4,339	—	(42,751)	752	(33)	(42,032)	(37,693)	65,901	28,208	46	(2,050)	(2,004)
Deutsche Small Cap Index VIP (Pinnacle IV )	(1,187)	27,889	9,992	36,694	30,145	(53,053)	12,709	(30)	(10,229)	26,465	184,097	210,562	679	(1,025)	(346)
Deutsche Small Cap Index VIP (Pinnacle V )	(1,529)	16,823	20,728	36,022	26,126	(6,740)	(3,572)	(362)	15,452	51,474	166,746	218,220	3,214	(1,914)	1,300
Advisor Class:
Pimco VIT All Asset (AdvantEdge )	1,018	(3,522)	17,751	15,247	—	(2,722)	(29,425)	(1,000)	(33,147)	(17,900)	139,919	122,019	145	(2,919)	(2,774)
Pimco VIT All Asset (IQ Annuity )	1,247	(1,045)	12,069	12,271	—	(4,112)	(1,175)	(73)	(5,360)	6,911	113,572	120,483	17	(503)	(486)
Pimco VIT All Asset (Pinnacle )	903	(1,725)	10,308	9,486	—	(51)	20,190	(9)	20,130	29,616	39,039	68,655	7,603	(5,543)	2,060
Pimco VIT All Asset (AnnuiChoice II )	1,513	(1,145)	12,116	12,484	—	(5,191)	6,227	(104)	932	13,416	100,125	113,541	699	(556)	143
Pimco VIT All Asset (AnnuiChoice )	215	(30)	1,358	1,543	—	—	—	(24)	(24)	1,519	13,119	14,638	—	(2)	(2)
Pimco VIT All Asset (GrandMaster flex3 )	12	(1)	118	129	—	—	—	(3)	(3)	126	1,160	1,286	—	—	—
Pimco VIT All Asset (Grandmaster )	4,452	(1,159)	34,182	37,475	—	(5,804)	38,364	(42)	32,518	69,993	313,107	383,100	3,330	(518)	2,812
Pimco VIT All Asset (Pinnacle IV )	3,834	(13,856)	51,880	41,858	—	(69,450)	(335)	(74)	(69,859)	(28,001)	409,121	381,120	—	(6,068)	(6,068)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E )	391	(978)	3,622	3,035	10,184	(10,824)	1,353	—	713	3,748	25,746	29,494	1,050	(983)	67
Pimco VIT All Asset (Pinnacle Plus )	410	(8,588)	15,076	6,898	—	(46,398)	20,805	(57)	(25,650)	(18,752)	75,451	56,699	1,896	(4,174)	(2,278)
Pimco VIT All Asset (Pinnacle V )	2,410	(11,011)	46,177	37,576	31,694	(51,058)	(74,740)	(1,139)	(95,243)	(57,667)	348,427	290,760	2,270	(10,246)	(7,976)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Commodity Real Return (Pinnacle )	$(293)	$(22,518)	$32,972	$10,161	$—	$(3,722)	$(5,688)	$(36)	$(9,446)	$715	$84,297	$85,012	2,142	(4,571)	(2,429)
Pimco VIT Commodity Real Return (Pinnacle IV )	(250)	(22,126)	28,717	6,341	—	(9,884)	(8,495)	(46)	(18,425)	(12,084)	66,488	54,404	638	(5,464)	(4,826)
Pimco VIT Commodity Real Return (Pinnacle V )	(4,197)	(181,627)	280,014	94,190	54,983	(48,356)	(51,976)	(2,751)	(48,100)	46,090	738,365	784,455	18,460	(30,263)	(11,803)
Pimco VIT Commodity Real Return Strategy (AdvantEdge )	(2,185)	(89,058)	139,225	47,982	2,306	(22,032)	(4,063)	(2,554)	(26,343)	21,639	355,869	377,508	8,739	(14,542)	(5,803)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II )	(119)	(7,731)	20,967	13,117	22,715	(2,278)	(694)	(487)	19,256	32,373	81,201	113,574	6,720	(1,910)	4,810
Pimco VIT Commodity Real Return Strategy (AnnuiChoice )	(1)	(1,387)	1,311	(77)	—	—	(1,527)	—	(1,527)	(1,604)	1,604	—	—	(409)	(409)
Pimco VIT Commodity Real Return Strategy (Grandmaster )	(226)	(2,625)	10,457	7,606	—	(177)	19,639	(34)	19,428	27,034	59,453	86,487	4,816	(402)	4,414
Pimco VIT Commodity Real Return Strategy (IQ Annuity )	(643)	(20,911)	38,978	17,424	801	(8,895)	4,716	(84)	(3,462)	13,962	138,535	152,497	3,305	(4,315)	(1,010)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 )	(44)	(1,869)	2,814	901	—	(74)	(1,747)	(13)	(1,834)	(933)	7,908	6,975	1	(463)	(462)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E )	(23)	(2,649)	4,443	1,771	2,120	(2,272)	(2,283)	(1)	(2,436)	(665)	14,378	13,713	368	(819)	(451)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus )	(491)	(12,269)	21,494	8,734	—	(15,545)	321	(28)	(15,252)	(6,518)	72,829	66,311	96	(3,878)	(3,782)
Pimco VIT Foreign Bond (Pinnacle V )*	(58)	(280)	2	(336)	15,000	—	(14,664)	—	336	—	—	—	1,447	(1,447)	—
Pimco VIT Long Term Government (AdvantEdge )	27	(10)	(742)	(725)	—	(271)	44,213	—	43,942	43,217	—	43,217	4,407	(28)	4,379
Pimco VIT Long Term Government (AnnuiChoice II )	749	217	(2,380)	(1,414)	120	(51)	9,507	(14)	9,562	8,148	94,109	102,257	1,058	(191)	867
Pimco VIT Long Term Government (Pinnacle )	166	(1,404)	(1,255)	(2,493)	—	—	19,080	—	19,080	16,587	—	16,587	3,330	(1,665)	1,665
Pimco VIT Long Term Government (Pinnacle IV )	5	(1)	(417)	(413)	—	—	3,000	—	3,000	2,587	—	2,587	261	—	261
Pimco VIT Long Term Government (Pinnacle V )	14	(13)	(1,210)	(1,209)	—	(399)	16,418	—	16,019	14,810	—	14,810	1,534	(36)	1,498
Pimco VIT Low Duration (AnnuiChoice II )	375	(249)	159	285	1,559	(13,691)	(10,445)	(444)	(23,021)	(22,736)	169,576	146,840	404	(2,408)	(2,004)
Pimco VIT Low Duration (AnnuiChoice )	11	—	(4)	7	—	—	—	(5)	(5)	2	2,779	2,781	—	—	—
Pimco VIT Low Duration (GrandMaster flex3 )	(152)	(74)	(14)	(240)	—	—	—	(20)	(20)	(260)	90,862	90,602	—	(2)	(2)
Pimco VIT Low Duration (Grandmaster )	86	(93)	(142)	(149)	—	(329)	7,690	(30)	7,331	7,182	224,383	231,565	680	(32)	648
Pimco VIT Low Duration (IQ Annuity )	(398)	(300)	(308)	(1,006)	—	(4,746)	1,166	(47)	(3,627)	(4,633)	603,667	599,034	135	(461)	(326)
Pimco VIT Low Duration (Pinnacle )	8	(2)	(22)	(16)	—	(1,490)	—	(38)	(1,528)	(1,544)	25,702	24,158	—	(136)	(136)
Pimco VIT Low Duration (Pinnacle IV )	(42)	(396)	361	(77)	—	(7,688)	18,669	(28)	10,953	10,876	54,255	65,131	1,931	(948)	983
Pimco VIT Low Duration (AdvantEdge )	(162)	(162)	86	(238)	—	(2,863)	301	(74)	(2,636)	(2,874)	75,312	72,438	40	(279)	(239)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E )	41	(411)	383	13	—	(14,196)	14,688	(33)	459	472	12,505	12,977	1,454	(1,409)	45
Pimco VIT Low Duration (Pinnacle Plus )	(7,403)	(7,362)	611	(14,154)	3,664	(1,745,764)	1,791,718	(664)	48,954	34,800	21,236	56,036	708,303	(705,129)	3,174
Pimco VIT Low Duration (Pinnacle V )	(1,443)	(8,734)	7,961	(2,216)	162,638	(162,827)	55,638	(1,523)	53,926	51,710	832,739	884,449	23,868	(18,991)	4,877
Pimco VIT Real Return (Pinnacle IV )	470	(1,142)	3,374	2,702	—	(8,972)	—	(34)	(9,006)	(6,304)	77,006	70,702	—	(774)	(774)
Pimco VIT Real Return (AdvantEdge )	95	(996)	1,965	1,064	—	(11,237)	58	(142)	(11,321)	(10,257)	33,220	22,963	113	(1,100)	(987)
Pimco VIT Real Return (AnnuiChoice II )	2,197	(1,329)	6,289	7,157	120	(7,553)	33,606	(150)	26,023	33,180	177,438	210,618	2,825	(637)	2,188
Pimco VIT Real Return (AnnuiChoice )	949	(2,068)	4,679	3,560	—	(12,874)	—	—	(12,874)	(9,314)	92,972	83,658	—	(1,073)	(1,073)
Pimco VIT Real Return (GrandMaster flex3 )	340	(207)	1,686	1,819	—	(7,245)	29,336	(35)	22,056	23,875	49,933	73,808	2,522	(615)	1,907
Pimco VIT Real Return (Grandmaster )	292	(2,100)	2,664	856	—	(7,565)	10,972	(23)	3,384	4,240	28,599	32,839	1,098	(828)	270
Pimco VIT Real Return (IQ Annuity )	1,728	(244)	6,950	8,434	—	(4,809)	181	(19)	(4,647)	3,787	236,927	240,714	34	(432)	(398)
Pimco VIT Real Return (Pinnacle )	712	(1,228)	3,738	3,222	—	(7,870)	3,967	(17)	(3,920)	(698)	86,015	85,317	338	(664)	(326)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E )	111	(511)	1,089	689	3,979	(4,250)	(7,807)	(3)	(8,081)	(7,392)	12,825	5,433	503	(1,265)	(762)
Pimco VIT Real Return (Pinnacle Plus )	321	(1,338)	3,702	2,685	—	(20,662)	6,116	(27)	(14,573)	(11,888)	79,661	67,773	623	(1,888)	(1,265)
Pimco VIT Real Return (Pinnacle V )	4,953	(8,268)	29,675	26,360	46,254	(44,080)	15,729	(662)	17,241	43,601	751,906	795,507	5,495	(3,981)	1,514
Pimco VIT Total Return (Pinnacle V )	50,727	(73,998)	136,732	113,461	961,304	(1,039,781)	89,808	(55,660)	(44,329)	69,132	12,074,428	12,143,560	93,811	(97,634)	(3,823)
Pimco VIT Total Return (AdvantEdge )	14,238	(40,169)	70,561	44,630	28,606	(442,696)	(239,800)	(24,443)	(678,333)	(633,703)	4,201,525	3,567,822	14,265	(65,867)	(51,602)
Pimco VIT Total Return (AnnuiChoice II )	19,224	(8,476)	16,172	26,920	320,099	(78,926)	149,501	(11,663)	379,011	405,931	2,144,259	2,550,190	36,391	(8,706)	27,685
Pimco VIT Total Return (AnnuiChoice )	2,733	(139)	1,653	4,247	—	—	—	(91)	(91)	4,156	273,763	277,919	—	(7)	(7)
Pimco VIT Total Return (GrandMaster flex3 )	2,942	(27,028)	22,646	(1,440)	—	(82,737)	225,642	(418)	142,487	141,047	420,360	561,407	37,530	(26,938)	10,592
Pimco VIT Total Return (Grandmaster )	4,353	(3,399)	8,275	9,229	—	(56,828)	45,688	(164)	(11,304)	(2,075)	666,094	664,019	4,045	(4,806)	(761)
Pimco VIT Total Return (IQ Annuity )	4,341	(2,768)	6,513	8,086	3,004	(38,003)	25,259	(258)	(9,998)	(1,912)	849,668	847,756	3,536	(4,392)	(856)
Pimco VIT Total Return (Pinnacle )	3,752	(8,299)	17,926	13,379	—	(233,778)	32,936	(69)	(200,911)	(187,532)	601,346	413,814	5,983	(20,784)	(14,801)
Pimco VIT Total Return (Pinnacle IV )	2,307	(11,638)	14,927	5,596	—	(101,185)	19,428	(185)	(81,942)	(76,346)	484,153	407,807	2,793	(8,967)	(6,174)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E )	768	(2,572)	560	(1,244)	4,147	(5,657)	51,488	(23)	49,955	48,711	35,996	84,707	9,472	(5,042)	4,430
Pimco VIT Total Return (Pinnacle Plus )	1,748	(15,880)	19,848	5,716	2,751	(177,893)	120,003	(297)	(55,436)	(49,720)	581,744	532,024	12,020	(16,301)	(4,281)
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle )	(12)	(1,597)	888	(721)	—	(5,368)	(12,365)	(8)	(17,741)	(18,462)	19,857	1,395	—	(2,475)	(2,475)
Guggenheim VT Global Managed Future Strategy (Pinnacle IV )	65	670	(1,348)	(613)	—	(98)	(11,141)	(12)	(11,251)	(11,864)	14,845	2,981	—	(1,548)	(1,548)
Guggenheim VT Global Managed Future Strategy (Pinnacle V )	3,704	(5,467)	(28,416)	(30,179)	—	(29,886)	(23,557)	(561)	(54,004)	(84,183)	231,867	147,684	2,687	(10,396)	(7,709)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge )	2,231	(2,785)	(17,441)	(17,995)	923	(5,461)	9,797	(481)	4,778	(13,217)	111,907	98,690	2,213	(1,415)	798
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II )	744	(359)	(5,516)	(5,131)	—	(2,291)	1,566	(110)	(835)	(5,966)	33,437	27,471	279	(390)	(111)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Investor Class (continued):
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice )	$201	$(116)	$(1,347)	$(1,262)	$—	$—	$(1,884)	$(3)	$(1,887)	$(3,149)	$9,928	$6,779	—	(251)	(251)
Guggenheim VT Global Managed Futures Strategies (Grandmaster )	17	58	(216)	(141)	—	(48)	(1,697)	(2)	(1,747)	(1,888)	2,570	682	—	(240)	(240)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity )	(2)	60	(64)	(6)	—	—	(1,105)	—	(1,105)	(1,111)	1,111	—	—	(152)	(152)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E )	296	48	(1,502)	(1,158)	—	(37)	4,736	—	4,699	3,541	5,603	9,144	753	(164)	589
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus )	199	(1,476)	(1,481)	(2,758)	—	(858)	(6,145)	(2)	(7,005)	(9,763)	21,046	11,283	—	(1,056)	(1,056)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge )	(1,744)	726	(1,381)	(2,399)	4,000	(3,329)	4,288	(649)	4,310	1,911	119,062	120,973	1,541	(1,033)	508
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II )	(431)	925	(1,227)	(733)	—	(12,954)	1,092	(181)	(12,043)	(12,776)	42,321	29,545	215	(1,561)	(1,346)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice )	(967)	85	(717)	(1,599)	—	(140)	—	(98)	(238)	(1,837)	108,177	106,340	1	(27)	(26)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 )	(257)	28	(133)	(362)	—	(125)	—	(20)	(145)	(507)	17,900	17,393	—	(17)	(17)
Guggenheim VT Multi-Hedge Strategies (Grandmaster )	(366)	2,484	(2,696)	(578)	—	—	(29,140)	(16)	(29,156)	(29,734)	48,395	18,661	680	(3,995)	(3,315)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity )	(899)	1,833	(2,268)	(1,334)	—	(601)	(7,935)	(50)	(8,586)	(9,920)	74,110	64,190	139	(1,123)	(984)
Guggenheim VT Multi-Hedge Strategies (Pinnacle )	(853)	217	(639)	(1,275)	—	(2,011)	—	(27)	(2,038)	(3,313)	69,189	65,876	—	(236)	(236)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV )	(195)	105	(198)	(288)	—	(1,983)	—	(35)	(2,018)	(2,306)	15,307	13,001	—	(230)	(230)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E )	(322)	302	(589)	(609)	—	(7,052)	11,447	(4)	4,391	3,782	26,279	30,061	1,056	(666)	390
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus )	(244)	892	(1,052)	(404)	—	(2,490)	(11,447)	(11)	(13,948)	(14,352)	22,291	7,939	—	(1,640)	(1,640)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V )	(1,286)	550	(1,109)	(1,845)	—	(9,293)	641	(107)	(8,759)	(10,604)	96,780	86,176	112	(1,110)	(998)
Guggenheim VT Long Short Equity (AdvantEdge )	(259)	65	24	(170)	—	(340)	—	(3)	(343)	(513)	16,657	16,144	—	(36)	(36)
Guggenheim VT Long Short Equity (AnnuiChoice II )	(691)	1,423	(1,098)	(366)	—	(1,807)	(1,116)	(135)	(3,058)	(3,424)	62,890	59,466	87	(388)	(301)
Guggenheim VT Long Short Equity (AnnuiChoice )	(20)	2	9	(9)	—	—	—	(11)	(11)	(20)	1,980	1,960	—	(1)	(1)
Guggenheim VT Long Short Equity (Grandmaster )	(26)	1	8	(17)	—	(46)	—	(6)	(52)	(69)	2,012	1,943	—	(6)	(6)
Guggenheim VT Long Short Equity (IQ Annuity )	(13)	(1)	(11)	(25)	—	—	(301)	(3)	(304)	(329)	1,029	700	1	(33)	(32)
Guggenheim VT Long Short Equity (Pinnacle )	(155)	14	(25)	(166)	—	(529)	(1,482)	(26)	(2,037)	(2,203)	13,545	11,342	—	(214)	(214)
Guggenheim VT Long Short Equity (Pinnacle IV )	(272)	81	(1)	(192)	—	(1,903)	—	(32)	(1,935)	(2,127)	19,936	17,809	1	(196)	(195)
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E )	(78)	3	41	(34)	—	—	—	(4)	(4)	(38)	6,974	6,936	—	—	—
Guggenheim VT Long Short Equity (Pinnacle Plus )	(56)	(1)	22	(35)	—	—	—	(4)	(4)	(39)	3,447	3,408	—	—	—
Guggenheim VT Long Short Equity (Pinnacle V )	(912)	482	(171)	(601)	—	(7,345)	166	(36)	(7,215)	(7,816)	63,376	55,560	17	(744)	(727)
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ® )	89	107	(80)	116	—	(697)	—	—	(697)	(581)	16,076	15,495	—	(25)	(25)
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	(94)	351	(345)	(88)	—	(978)	620	—	(358)	(446)	37,472	37,026	75	(89)	(14)
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	109	68	(297)	(120)	15,068	(3,104)	—	—	11,964	11,844	15,241	27,085	581	(118)	463
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	(2,126)	5,080	(5,096)	(2,142)	54,178	(5,100)	(92,063)	—	(42,985)	(45,127)	551,757	506,630	2,930	(4,694)	(1,764)
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	(15)	249	(173)	61	—	(855)	413	—	(442)	(381)	10,830	10,449	36	(53)	(17)
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	222	266	(226)	262	34,976	(3,309)	—	—	31,667	31,929	26,436	58,365	1,317	(123)	1,194
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	(2,195)	1,275	2,319	1,399	92,625	(4,935)	168,666	—	256,356	257,755	493,932	751,687	10,719	(622)	10,097
iShares TIPS Bond ETF (Varoom GLWB 2)	(211)	35	526	350	—	—	427	—	427	777	18,642	19,419	44	(28)	16
iShares TIPS Bond ETF (Varoom GLWB 3)	(43)	6	279	242	15,068	(3,117)	2,240	—	14,191	14,433	11,299	25,732	733	(130)	603
iShares TIPS Bond ETF (Varoom GLWB 5)	(818)	(2,952)	4,857	1,087	7,653	(2,162)	(48,105)	—	(42,614)	(41,527)	104,900	63,373	455	(2,389)	(1,934)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	204	69	359	632	—	(290)	—	—	(290)	342	5,612	5,954	—	(10)	(10)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,165	358	2,550	4,073	—	—	(482)	—	(482)	3,591	37,950	41,541	49	(62)	(13)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	3,453	290	6,735	10,478	—	(9,991)	—	—	(9,991)	487	97,976	98,463	—	(347)	(347)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	4,041	611	10,366	15,018	650	(5,112)	(4,708)	—	(9,170)	5,848	149,356	155,204	78	(405)	(327)
iShares S&P 500 Growth ETF (Varoom)	(92)	1,820	550	2,278	—	(2,576)	(237)	—	(2,813)	(535)	48,118	47,583	8	(72)	(64)
iShares S&P 500 Growth ETF (Varoom GLWB 1)	(1,167)	5,337	2,307	6,477	28	(4,593)	2,473	—	(2,092)	4,385	141,201	145,586	156	(194)	(38)
iShares S&P 500 Growth ETF (Varoom GLWB 2)	(101)	310	234	443	—	—	128	—	128	571	9,219	9,790	14	(10)	4
iShares S&P 500 Growth ETF (Varoom GLWB 3)	(345)	2,624	4,049	6,328	31,658	(5,281)	8,776	—	35,153	41,481	97,065	138,546	951	(124)	827
iShares S&P 500 Growth ETF (Varoom GLWB 4)	(16,586)	25,973	65,450	74,837	86,637	(23,317)	31,398	—	94,718	169,555	1,573,369	1,742,924	3,867	(1,426)	2,441
iShares S&P 500 Growth ETF (Varoom GLWB 5)	(790)	998	4,307	4,515	22,007	(130)	14,071	—	35,948	40,463	37,498	77,961	955	(41)	914
iShares Core S&P 500 Index ETF (Varoom)	474	5,596	3,574	9,644	—	(8,970)	(979)	—	(9,949)	(305)	102,799	102,494	8	(245)	(237)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(1,632)	65,364	22,126	85,858	83	(95,273)	(12,111)	—	(107,301)	(21,443)	960,768	939,325	652	(3,230)	(2,578)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(96)	1,147	1,623	2,674	—	—	(567)	—	(567)	2,107	27,634	29,741	32	(42)	(10)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	2,117	6,678	37,624	46,419	172,429	(185,338)	152,379	—	139,470	185,889	457,704	643,593	3,832	(750)	3,082
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(67,651)	659,647	1,167,551	1,759,547	425,687	(748,368)	(361,964)	—	(684,645)	1,074,902	18,608,590	19,683,492	19,255	(34,172)	(14,917)
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(6,225)	25,017	90,967	109,759	156,484	(6,473)	(27,170)	—	122,841	232,600	1,094,382	1,326,982	4,306	(1,239)	3,067
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(80)	10,688	(6,568)	4,040	—	(21,486)	(880)	—	(22,366)	(18,326)	47,540	29,214	18	(610)	(592)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(12)	584	770	1,342	—	—	(608)	—	(608)	734	9,249	9,983	11	(25)	(14)
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	583	1,289	12,916	14,788	—	(3,864)	—	—	(3,864)	10,924	102,169	113,093	1	(99)	(98)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	$(299)	$14,704	$30,603	$45,008	$14,937	$(8,152)	$(12,586)	$—	$(5,801)	$39,207	$304,243	$343,450	575	(674)	(99)
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(157)	11,278	(3,426)	7,695	17,352	(130)	(33,124)	—	(15,902)	(8,207)	94,334	86,127	477	(970)	(493)
iShares Core S&P MidCap Index ETF (Varoom)	4	1,468	7,436	8,908	—	(2,235)	(321)	—	(2,556)	6,352	49,738	56,090	8	(73)	(65)
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	(1,806)	26,285	22,297	46,776	28	(30,205)	(17,343)	—	(47,520)	(744)	283,474	282,730	288	(1,481)	(1,193)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(733)	3,771	12,754	15,792	—	(1,253)	228	—	(1,025)	14,767	85,241	100,008	194	(199)	(5)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(54)	613	25,086	25,645	44,851	(44,701)	39,904	—	40,054	65,699	141,079	206,778	983	(119)	864
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(43,703)	303,144	641,732	901,173	131,815	(198,051)	(343,726)	—	(409,962)	491,211	5,041,459	5,532,670	7,526	(16,427)	(8,901)
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(4,042)	16,198	57,330	69,486	62,324	(11,734)	(16,631)	—	33,959	103,445	344,926	448,371	2,218	(1,229)	989
iShares Core S&P Small Cap Index ETF (Varoom)	(117)	978	7,016	7,877	—	(1,170)	(390)	—	(1,560)	6,317	33,457	39,774	4	(42)	(38)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(1,389)	17,643	14,261	30,515	14	(15,075)	(12,577)	—	(27,638)	2,877	141,435	144,312	193	(848)	(655)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(565)	2,092	9,619	11,146	—	(628)	13	—	(615)	10,531	45,763	56,294	103	(107)	(4)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(419)	335	24,133	24,049	23,377	(21,903)	28,790	—	30,264	54,313	87,813	142,126	710	(46)	664
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(31,315)	200,007	424,920	593,612	65,908	(100,280)	(256,941)	—	(291,313)	302,299	2,522,003	2,824,302	4,095	(10,069)	(5,974)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(4,646)	18,860	63,163	77,377	45,623	(6,355)	(26,936)	—	12,332	89,709	296,171	385,880	1,688	(1,242)	446
iShares International Treasury Bond (Varoom)	(203)	(31)	151	(83)	—	(716)	(81)	—	(797)	(880)	17,495	16,615	15	(48)	(33)
iShares International Treasury Bond (Varoom GLWB 1)	(2,381)	(1,238)	2,699	(920)	14	(15,104)	2,633	—	(12,457)	(13,377)	145,537	132,160	597	(1,117)	(520)
iShares International Treasury Bond (Varoom GLWB 3)	(308)	(462)	248	(522)	19,951	(25,529)	18,710	—	13,132	12,610	27,217	39,827	892	(309)	583
iShares International Treasury Bond (Varoom GLWB 4)	(49,973)	(14,696)	24,239	(40,430)	65,908	(94,767)	84,841	—	55,982	15,552	2,557,473	2,573,025	12,523	(9,745)	2,778
iShares International Treasury Bond (Varoom GLWB 5)	(58)	(7)	12	(53)	—	—	195	—	195	142	2,677	2,819	15	(6)	9
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	33	216	514	763	—	(398)	—	—	(398)	365	7,765	8,130	—	(10)	(10)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(1,029)	7,724	18,527	25,222	—	(3,105)	(4,712)	—	(7,817)	17,405	277,580	294,985	114	(316)	(202)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	799	5,969	15,387	22,155	34,976	(17,269)	459	—	18,166	40,321	217,828	258,149	985	(514)	471
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(5,110)	31,990	50,878	77,758	43,711	(35,057)	(52,762)	—	(44,108)	33,650	905,307	938,957	1,148	(2,377)	(1,229)
Vanguard Emerging Markets Index Fund ETF (Varoom)	160	(60)	1,769	1,869	—	—	—	—	—	1,869	18,285	20,154	—	—	—
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	(41)	(2,066)	9,707	7,600	—	(1,860)	(2,305)	—	(4,165)	3,435	66,984	70,419	482	(629)	(147)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	408	(885)	6,598	6,121	—	(6,785)	720	—	(6,065)	56	63,037	63,093	29	(299)	(270)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	(516)	(400)	22,468	21,552	15,260	(6,113)	5,828	—	14,975	36,527	196,694	233,221	2,193	(1,358)	835
Vanguard Developed Markets Index FundETF (Varoom)	331	229	(337)	223	—	(780)	305	—	(475)	(252)	25,874	25,622	27	(44)	(17)
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	959	3,861	(4,259)	561	14	(15,098)	9,771	—	(5,313)	(4,752)	142,642	137,890	502	(693)	(191)
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	15	51	(56)	10	—	—	182	—	182	192	3,061	3,253	11	(4)	7
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	447	(899)	877	425	20,437	(26,875)	19,649	—	13,211	13,636	33,187	46,823	668	(235)	433
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	13,341	27,131	(27,285)	13,187	65,908	(95,797)	164,562	—	134,673	147,860	2,531,483	2,679,343	9,382	(4,469)	4,913
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	550	443	(132)	861	19,014	(2,769)	8,346	—	24,591	25,452	138,444	163,896	1,090	(223)	867
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	258	201	143	602	—	(768)	—	—	(768)	(166)	17,426	17,260	—	(25)	(25)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	193	282	288	763	—	—	(298)	—	(298)	465	29,895	30,360	13	(23)	(10)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	749	840	(453)	1,136	30,137	(8,328)	—	—	21,809	22,945	36,145	59,090	1,046	(286)	760
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	55	35	148	238	—	—	459	—	459	697	10,298	10,995	20	(4)	16
Vanguard Large-Cap Index ETF (Varoom)	31	260	527	818	—	(433)	—	—	(433)	385	8,671	9,056	—	(10)	(10)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(630)	2,955	9,758	12,083	—	(1,238)	2,532	—	1,294	13,377	128,227	141,604	146	(100)	46
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	89	318	4,184	4,591	—	(939)	—	—	(939)	3,652	48,847	52,499	—	(23)	(23)
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(3,130)	13,470	32,826	43,166	33,334	(11,760)	26,491	—	48,065	91,231	405,114	496,345	1,956	(660)	1,296
Vanguard Mega Cap Index ETF (Varoom)	142	835	1,731	2,708	—	(1,216)	—	—	(1,216)	1,492	28,144	29,636	—	(29)	(29)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(43)	541	723	1,221	—	—	(448)	—	(448)	773	13,126	13,899	8	(18)	(10)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(408)	4,618	2,424	6,634	275	(1,426)	(6,127)	—	(7,278)	(644)	82,723	82,079	90	(273)	(183)
Vanguard REIT Index ETF (Varoom GLWB 2)	1,047	1,874	202	3,123	—	—	932	—	932	4,055	45,112	49,167	124	(89)	35
Vanguard REIT Index ETF (Varoom GLWB 3)	1,459	951	1,054	3,464	9,954	—	912	—	10,866	14,330	40,306	54,636	326	(47)	279
Vanguard REIT Index ETF (Varoom GLWB 5)	5,337	6,845	4,015	16,197	4,442	(8,057)	41,270	—	37,655	53,852	220,465	274,317	1,613	(579)	1,034
Vanguard Total Bond Market Index ETF (Varoom)	408	1,038	(888)	558	—	(5,864)	1,703	—	(4,161)	(3,603)	66,601	62,998	76	(228)	(152)
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	213	22,936	(20,825)	2,324	97	(107,033)	34,552	—	(72,384)	(70,060)	1,015,869	945,809	2,823	(5,560)	(2,737)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	(692)	2,213	(2,183)	(662)	—	(2,444)	3,945	—	1,501	839	390,042	390,881	1,146	(1,099)	47
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	2,003	2,235	(2,471)	1,767	172,391	(193,117)	133,337	—	112,611	114,378	340,846	455,224	7,004	(2,575)	4,429
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	(31,227)	65,893	(67,986)	(33,320)	461,353	(666,560)	771,351	—	566,144	532,824	17,933,293	18,466,117	65,389	(42,995)	22,394
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(5,035)	4,778	(5,508)	(5,765)	90,438	(41,363)	66,910	—	115,985	110,220	1,287,594	1,397,814	7,424	(2,727)	4,697
Vanguard VI Money Market (Varoom GLWB 3)	(222)	(173)	173	(222)	—	—	(23,593)	—	(23,593)	(23,815)	23,815	—	—	(2,567)	(2,567)
Vanguard VI Money Market (Varoom GLWB 5)	(75)	(24)	24	(75)	—	—	(4,862)	—	(4,862)	(4,937)	4,937	—	32	(584)	(552)

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2016

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
Vanguard Short Term Bond ETF (Varoom GLWB 3)	$(311)	$346	$(482)	$(447)	$15,068	$(10,669)	$—	$—	$4,399	$3,952	$61,912	$65,864	618	(438)	180
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(380)	35	(89)	(434)	—	—	1,813	—	1,813	1,379	28,213	29,592	81	(4)	77

See accompanying notes.
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge )	$(146)	$18,512	$(23,352)	$(4,986)	$—	$(36,353)	$(12,269)	$(3,217)	$(51,839)	$(56,825)	$403,891	$347,066	28,777	(32,463)	(3,686)
Touchstone Aggressive ETF (AnnuiChoice ®)	2,637	1,293	(8,206)	(4,276)	—	(9,240)	(1,673)	(296)	(11,209)	(15,485)	407,073	391,588	5,863	(6,523)	(660)
Touchstone Aggressive ETF (AnnuiChoice II )	2,648	55,879	(67,350)	(8,823)	80,885	(89,131)	(22,664)	(1,320)	(32,230)	(41,053)	601,084	560,031	3,960	(5,652)	(1,692)
Touchstone Aggressive ETF (GrandMaster flex3 )	(612)	111,474	(123,944)	(13,082)	180	(112,315)	(131,798)	(610)	(244,543)	(257,625)	1,362,371	1,104,746	15,228	(30,246)	(15,018)
Touchstone Aggressive ETF (Grandmaster )	881	913	(5,966)	(4,172)	—	(6,888)	—	(79)	(6,967)	(11,139)	296,350	285,211	1,085	(1,512)	(427)
Touchstone Aggressive ETF (IQ Annuity )	306	81,167	(93,445)	(11,972)	38,204	(135,299)	(35,016)	(442)	(132,553)	(144,525)	980,999	836,474	15,644	(23,810)	(8,166)
Touchstone Aggressive ETF (Pinnacle )	1,408	9,230	(20,366)	(9,728)	—	(99,936)	(499)	(51)	(100,486)	(110,214)	791,169	680,955	—	(6,166)	(6,166)
Touchstone Aggressive ETF (Pinnacle IV )	360	82,687	(95,849)	(12,802)	17,450	(259,125)	(74,547)	(608)	(316,830)	(329,632)	1,259,146	929,514	30	(19,613)	(19,583)
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E )	767	100	(3,261)	(2,394)	—	(470)	53,160	(39)	52,651	50,257	36,890	87,147	4,479	(1,008)	3,471
Touchstone Aggressive ETF (Pinnacle Plus )	(842)	12,612	(15,572)	(3,802)	—	(37,382)	(53,682)	(196)	(91,260)	(95,062)	353,339	258,277	28	(5,777)	(5,749)
Touchstone Aggressive ETF (Pinnacle V )	921	67,831	(84,274)	(15,522)	188,679	(121,702)	(55,858)	(4,731)	6,388	(9,134)	869,180	860,046	18,357	(18,088)	269
Touchstone Baron Small Cap Growth (Pinnacle )	(22,410)	123,235	(227,182)	(126,357)	63,287	(268,973)	(2,037,522)	(1,903)	(2,245,111)	(2,371,468)	2,371,468	—	1,465	(42,400)	(40,935)
Touchstone Baron Small Cap Growth (Pinnacle IV )	(26,286)	74,237	(178,787)	(130,836)	50,868	(348,356)	(2,194,722)	(856)	(2,493,066)	(2,623,902)	2,623,902	—	3,866	(82,483)	(78,617)
Touchstone Baron Small Cap Growth (Pinnacle II Reduced M&E )	(134)	1,372	(2,251)	(1,013)	—	—	(16,363)	(7)	(16,370)	(17,383)	17,383	—	2,631	(2,929)	(298)
Touchstone Baron Small Cap Growth (Pinnacle V )	(27,712)	61,727	(188,378)	(154,363)	393,968	(266,475)	(2,364,122)	(3,945)	(2,240,574)	(2,394,937)	2,394,937	—	62,227	(199,724)	(137,497)
Touchstone Baron Small Cap Growth (AdvantEdge )	(6,084)	10,409	(34,006)	(29,681)	44	(82,270)	(421,687)	(1,198)	(505,111)	(534,792)	534,792	—	3,024	(30,887)	(27,863)
Touchstone Baron Small Cap Growth (AnnuiChoice II )	(4,457)	2,487	(46,887)	(48,857)	127,548	(46,260)	(640,656)	(450)	(559,818)	(608,675)	608,675	—	6,434	(35,090)	(28,656)
Touchstone Baron Small Cap Growth (AnnuiChoice )	(262)	3,154	(3,308)	(416)	—	(1,593)	(54,833)	(46)	(56,472)	(56,888)	56,888	—	18,965	(20,614)	(1,649)
Touchstone Baron Small Cap Growth (GrandMaster flex3 )	(5,053)	75,424	(96,008)	(25,637)	83	(52,456)	(352,225)	(178)	(404,776)	(430,413)	430,413	—	18,377	(32,387)	(14,010)
Touchstone Baron Small Cap Growth (Grandmaster )	(13,959)	(44,238)	(37,752)	(95,949)	2,518	(94,800)	(1,244,295)	(523)	(1,337,100)	(1,433,049)	1,433,049	—	2,640	(55,649)	(53,009)
Touchstone Baron Small Cap Growth (IQ Annuity )	(15,878)	367,261	(444,187)	(92,804)	702	(105,974)	(1,257,888)	(212)	(1,363,372)	(1,456,176)	1,456,176	—	61,951	(107,793)	(45,842)
Touchstone Baron Small Cap Growth (Pinnacle Plus Reduced M&E )	(1,158)	(7,692)	(1,067)	(9,917)	—	(31,467)	(75,787)	(110)	(107,364)	(117,281)	117,281	—	1,495	(7,503)	(6,008)
Touchstone Baron Small Cap Growth (Pinnacle Plus )	(9,211)	(27,189)	(7,165)	(43,565)	—	(41,763)	(679,629)	(578)	(721,970)	(765,535)	765,535	—	8,159	(33,011)	(24,852)
Touchstone Conservative ETF (AdvantEdge )	(1,096)	5,448	(8,040)	(3,688)	27,071	(120,815)	(7,882)	(819)	(102,445)	(106,133)	223,364	117,231	5,421	(13,619)	(8,198)
Touchstone Conservative ETF (AnnuiChoice II )	1,107	23,967	(29,885)	(4,811)	2,900	(32,238)	(6,600)	(2,899)	(38,837)	(43,648)	390,393	346,745	8,524	(11,178)	(2,654)
Touchstone Conservative ETF (AnnuiChoice )	55	608	(797)	(134)	—	(474)	—	(17)	(491)	(625)	11,646	11,021	37,178	(37,210)	(32)
Touchstone Conservative ETF (GrandMaster flex3 )	(84)	44,695	(56,222)	(11,611)	—	(18,230)	57,212	(111)	38,871	27,260	711,058	738,318	30,952	(28,081)	2,871
Touchstone Conservative ETF (Grandmaster )	242	11,436	(14,685)	(3,007)	2,864	(11,403)	296	(24)	(8,267)	(11,274)	195,615	184,341	1,321	(1,893)	(572)
Touchstone Conservative ETF (IQ Annuity )	1,326	95,472	(117,286)	(20,488)	114,131	(212,402)	147,397	(677)	48,449	27,961	1,237,666	1,265,627	10,931	(7,482)	3,449
Touchstone Conservative ETF (Pinnacle )	621	23,498	(30,975)	(6,856)	290	(5,413)	(1,569)	(70)	(6,762)	(13,618)	438,607	424,989	1,805	(2,271)	(466)
Touchstone Conservative ETF (Pinnacle IV )	(3,617)	129,125	(141,811)	(16,303)	117,928	(732,981)	(3,306)	(311)	(618,670)	(634,973)	1,836,421	1,201,448	—	(42,680)	(42,680)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E )	2,120	14,794	(22,699)	(5,785)	—	(14,614)	255,317	(90)	240,613	234,828	76,856	311,684	19,759	(78)	19,681
Touchstone Conservative ETF (Pinnacle Plus )	(1,855)	52,334	(73,677)	(23,198)	—	(228,797)	366,865	(242)	137,826	114,628	625,079	739,707	20,324	(11,159)	9,165
Touchstone Conservative ETF Fund (Pinnacle V )	(7,976)	286,246	(344,549)	(66,279)	226,467	(996,728)	2,455	(11,986)	(779,792)	(846,071)	3,974,847	3,128,776	45,250	(100,515)	(55,265)
Touchstone Active Bond (AdvantEdge )	1,389	(589)	(7,111)	(6,311)	4,607	—	8,310	(1,975)	10,942	4,631	215,705	220,336	20,454	(19,562)	892
Touchstone Active Bond (AnnuiChoice II )	1,075	332	(3,270)	(1,863)	—	(19,203)	23,629	(356)	4,070	2,207	90,217	92,424	13,943	(13,611)	332
Touchstone Active Bond (AnnuiChoice )	2,531	(1,726)	(5,680)	(4,875)	137,258	(184,020)	35,682	(12)	(11,092)	(15,967)	233,809	217,842	24,571	(25,261)	(690)
Touchstone Active Bond (GrandMaster flex3 )	2,869	(425)	(5,307)	(2,863)	—	(4,892)	130,237	(80)	125,265	122,402	50,414	172,816	22,640	(13,723)	8,917
Touchstone Active Bond (Grandmaster )	(919)	(9,096)	9,033	(982)	—	(35,498)	(84,881)	(63)	(120,442)	(121,424)	152,431	31,007	71,194	(79,885)	(8,691)
Touchstone Active Bond (IQ Annuity )	1,591	(1,709)	(2,324)	(2,442)	—	(25,627)	76,234	(77)	50,530	48,088	72,983	121,071	19,846	(16,386)	3,460
Touchstone Active Bond (Pinnacle )	5,957	(1,649)	(9,933)	(5,625)	8,499	(29,864)	257,236	(49)	235,822	230,197	124,296	354,493	25,693	(9,406)	16,287
Touchstone Active Bond (Pinnacle IV )	15,755	(11,619)	(27,329)	(23,193)	22,749	(120,972)	622,075	(72)	523,780	500,587	663,071	1,163,658	207,943	(171,260)	36,683
Touchstone Active Bond (Pinnacle II Reduced M&E )	(23)	(503)	580	54	—	(8,786)	(5)	(5)	(8,796)	(8,742)	8,742	—	374	(964)	(590)
Touchstone Active Bond (Pinnacle Plus Reduced M&E )	3,363	(30)	(6,160)	(2,827)	—	(4,635)	160,804	(51)	156,118	153,291	27,282	180,573	17,647	(3,171)	14,476
Touchstone Active Bond (Pinnacle Plus )	3,611	(2,962)	(4,481)	(3,832)	—	(22,404)	162,433	(65)	139,964	136,132	96,171	232,303	38,266	(27,459)	10,807
Touchstone Active Bond (PinnacleV )	12,547	(27,972)	(19,241)	(34,666)	224,079	(224,772)	353,598	(5,832)	347,073	312,407	1,089,458	1,401,865	197,798	(170,262)	27,536
Touchstone GMAB Aggressive ETF (AnnuiChoice II )	(422)	35,783	(37,698)	(2,337)	—	(72,836)	—	(389)	(73,225)	(75,562)	239,121	163,559	—	(3,737)	(3,737)
Touchstone GMAB Aggressive ETF (Pinnacle IV )	(1,663)	9,648	(15,889)	(7,904)	—	(12,500)	—	(60)	(12,560)	(20,464)	386,252	365,788	2,154	(2,806)	(652)
Touchstone GMAB Aggressive ETF (Pinnacle V )	(2,414)	79,931	(77,142)	375	—	(160,048)	—	(30)	(160,078)	(159,703)	361,966	202,263	—	(8,181)	(8,181)
Touchstone GMAB Conservative ETF (Pinnacle IV )	(1,250)	14,342	(15,792)	(2,700)	—	(42,337)	—	(77)	(42,414)	(45,114)	141,643	96,529	—	(3,089)	(3,089)
Touchstone GMAB Conservative ETF (Pinnacle V )	(3,183)	49,267	(51,294)	(5,210)	—	(152,181)	—	(60)	(152,241)	(157,451)	437,058	279,607	—	(10,921)	(10,921)
Touchstone GMAB Moderate ETF (Pinnacle IV )	(2,892)	277,038	(291,870)	(17,724)	—	(404,256)	—	(98)	(404,354)	(422,078)	1,320,906	898,828	2	(24,054)	(24,052)
Touchstone GMAB Moderate ETF(Pinnacle V )	(7,457)	413,579	(413,517)	(7,395)	—	(728,461)	—	(109)	(728,570)	(735,965)	1,635,249	899,284	275	(43,319)	(43,044)
Touchstone High Yield (AdvantEdge )	2,843	(9,108)	5,386	(879)	—	(1,366)	(26,263)	—	(27,629)	(28,508)	28,508	—	225,994	(227,950)	(1,956)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated (continued):
Touchstone High Yield (AnnuiChoice II )	$3,117	$(8,698)	$4,765	$(816)	$—	$(242)	$(27,594)	$(41)	$(27,877)	$(28,693)	$28,693	$—	6,366	(8,224)	(1,858)
Touchstone High Yield (AnnuiChoice )	3,704	(19,702)	14,258	(1,740)	26,912	(77,342)	(35,682)	(12)	(86,124)	(87,864)	87,864	—	6,926	(10,926)	(4,000)
Touchstone High Yield (GrandMaster flex3 )	14,177	(40,700)	22,188	(4,335)	—	(1,930)	(130,055)	(51)	(132,036)	(136,371)	136,371	—	34,150	(40,938)	(6,788)
Touchstone High Yield (Grandmaster )	785	(1,896)	885	(226)	—	(361)	(7,093)	(5)	(7,459)	(7,685)	7,685	—	35,749	(36,207)	(458)
Touchstone High Yield (IQ Annuity )	7,810	(28,672)	19,211	(1,651)	—	(53,214)	(75,630)	(115)	(128,959)	(130,610)	130,610	—	31,549	(37,733)	(6,184)
Touchstone High Yield (Pinnacle )	28,175	(87,487)	52,784	(6,528)	—	(30,515)	(284,669)	(193)	(315,377)	(321,905)	321,905	—	18,915	(34,805)	(15,890)
Touchstone High Yield (Pinnacle IV )	73,369	(235,456)	144,908	(17,179)	11,509	(287,159)	(670,302)	(178)	(946,130)	(963,309)	963,309	—	305	(48,471)	(48,166)
Touchstone High Yield (Pinnacle II Reduced M&E )	(16)	(479)	664	169	—	(4,353)	20	(3)	(4,336)	(4,167)	4,167	—	4,261	(4,465)	(204)
Touchstone High Yield (Pinnacle Plus Reduced M&E )	14,909	(27,774)	7,076	(5,789)	—	(8,136)	(41,138)	(47)	(49,321)	(55,110)	55,110	—	507	(5,042)	(4,535)
Touchstone High Yield (Pinnacle Plus )	18,623	(86,469)	62,274	(5,572)	—	(91,232)	(351,236)	(160)	(442,628)	(448,200)	448,200	—	47	(25,941)	(25,894)
Touchstone High Yield (PinnacleV )	28,846	(100,917)	64,146	(7,925)	—	(146,208)	(242,090)	(403)	(388,701)	(396,626)	396,626	—	135,251	(164,050)	(28,799)
Touchstone Large Cap Core Equity (AdvantEdge )	(128)	8,379	(17,045)	(8,794)	144	(14,681)	2,189	(835)	(13,183)	(21,977)	167,638	145,661	1,977	(2,853)	(876)
Touchstone Large Cap Core Equity (AnnuiChoice II )	1,330	10,163	(21,512)	(10,019)	47,499	(13,560)	28,397	(861)	61,475	51,456	171,936	223,392	7,367	(3,535)	3,832
Touchstone Large Cap Core Equity (AnnuiChoice )	160	1,844	(3,646)	(1,642)	—	(4,160)	—	(29)	(4,189)	(5,831)	35,740	29,909	6,291	(6,516)	(225)
Touchstone Large Cap Core Equity (GrandMaster flex3 )	9	555	(2,700)	(2,136)	—	(719)	—	(37)	(756)	(2,892)	39,530	36,638	1,826	(1,865)	(39)
Touchstone Large Cap Core Equity (Grandmaster )	245	659	(4,885)	(3,981)	—	(866)	6,966	(34)	6,066	2,085	71,905	73,990	4,538	(4,207)	331
Touchstone Large Cap Core Equity (IQ Annuity )	353	5,747	(29,993)	(23,893)	396	(14,232)	(589)	(212)	(14,637)	(38,530)	442,770	404,240	174	(1,009)	(835)
Touchstone Large Cap Core Equity (Pinnacle )	2,129	111,798	(187,761)	(73,834)	7,358	(209,272)	(5,489)	(350)	(207,753)	(281,587)	1,600,771	1,319,184	40,853	(51,448)	(10,595)
Touchstone Large Cap Core Equity (Pinnacle IV )	(442)	83,988	(110,922)	(27,376)	80	(184,010)	607	(315)	(183,638)	(211,014)	705,252	494,238	146,736	(156,182)	(9,446)
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E )	257	194	(3,175)	(2,724)	—	—	—	(19)	(19)	(2,743)	53,774	51,031	3,010	(3,011)	(1)
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E )	595	2,713	(10,971)	(7,663)	—	(23,367)	17,775	(178)	(5,770)	(13,433)	145,993	132,560	3,338	(3,697)	(359)
Touchstone Large Cap Core Equity (Pinnacle Plus )	(484)	17,309	(24,468)	(7,643)	—	(22,654)	(17,775)	(139)	(40,568)	(48,211)	168,632	120,421	—	(2,073)	(2,073)
Touchstone Large Cap Core Equity (PinnacleV )	1,226	32,340	(75,223)	(41,657)	177,066	(56,920)	24,698	(3,672)	141,172	99,515	627,676	727,191	357,307	(346,696)	10,611
Touchstone Focused (AdvantEdge )	(1,570)	43,451	(61,278)	(19,397)	4	(15,487)	590,950	(792)	574,675	555,278	56,278	611,556	37,303	(2,719)	34,584
Touchstone Focused (AnnuiChoice II )	(2,663)	77,102	(110,959)	(36,520)	15,617	(27,725)	1,112,864	(643)	1,100,113	1,063,593	133,162	1,196,755	60,740	(4,254)	56,486
Touchstone Focused (AnnuiChoice )	(1,761)	41,254	(50,744)	(11,251)	—	(6,377)	361,099	(144)	354,578	343,327	149,488	492,815	55,851	(44,532)	11,319
Touchstone Focused (GrandMaster flex3 )	(4,159)	68,923	(95,551)	(30,787)	8	(10,185)	906,309	(93)	896,039	865,252	199,815	1,065,067	45,604	(15,053)	30,551
Touchstone Focused (Grandmaster )	(4,263)	92,142	(144,392)	(56,513)	5,301	(37,564)	1,566,692	(159)	1,534,270	1,477,757	162,893	1,640,650	64,955	(3,162)	61,793
Touchstone Focused (IQ Annuity )	(6,991)	197,886	(268,736)	(77,841)	493	(131,712)	2,434,424	(175)	2,303,030	2,225,189	364,505	2,589,694	150,226	(76,905)	73,321
Touchstone Focused (Pinnacle )	(8,614)	259,542	(384,720)	(133,792)	—	(71,228)	4,050,018	(120)	3,978,670	3,844,878	332,350	4,177,228	167,737	(27,570)	140,167
Touchstone Focused (Pinnacle IV )	(17,595)	302,995	(409,597)	(124,197)	144,201	(267,111)	3,749,772	(512)	3,626,350	3,502,153	968,613	4,470,766	141,395	(12,054)	129,341
Touchstone Focused (Pinnacle II Reduced M&E )	(67)	4,513	(7,364)	(2,918)	—	—	84,670	—	84,670	81,752	—	81,752	18,953	(16,000)	2,953
Touchstone Focused (Pinnacle Plus Reduced M&E )	(3,734)	45,328	(52,459)	(10,865)	—	(105,473)	531,870	(744)	425,653	414,788	386,982	801,770	26,591	(2,238)	24,353
Touchstone Focused (Pinnacle Plus )	(16,325)	241,670	(368,747)	(143,402)	—	(109,953)	4,538,339	(360)	4,428,026	4,284,624	293,007	4,577,631	164,808	(8,216)	156,592
Touchstone Focused (PinnacleV )	(6,325)	167,122	(261,662)	(100,865)	3,343	(58,323)	2,954,398	(2,013)	2,897,405	2,796,540	184,644	2,981,184	286,278	(101,658)	184,620
Touchstone Moderate ETF (AdvantEdge )	3,044	140,556	(162,635)	(19,035)	—	(9,752)	(10,364)	(9,251)	(29,367)	(48,402)	1,109,487	1,061,085	15,501	(17,659)	(2,158)
Touchstone Moderate ETF (AnnuiChoice II )	5,986	130,535	(147,183)	(10,662)	4,894	(54,270)	(11,802)	(2,731)	(63,909)	(74,571)	899,245	824,674	25,027	(29,661)	(4,634)
Touchstone Moderate ETF (AnnuiChoice )	2,108	30,400	(35,181)	(2,673)	—	(4,826)	7	(132)	(4,951)	(7,624)	236,686	229,062	20,641	(20,940)	(299)
Touchstone Moderate ETF (GrandMaster flex3 )	199	177,157	(191,680)	(14,324)	—	(42,269)	(189,092)	(417)	(231,778)	(246,102)	926,290	680,188	14,768	(29,942)	(15,174)
Touchstone Moderate ETF (Grandmaster )	539	24,794	(27,336)	(2,003)	2,358	(10,204)	(17,730)	(17)	(25,593)	(27,596)	163,555	135,959	987	(2,605)	(1,618)
Touchstone Moderate ETF (IQ Annuity )	5,804	181,993	(209,763)	(21,966)	50,459	(54,554)	(4,269)	(840)	(9,204)	(31,170)	1,321,883	1,290,713	5,706	(6,333)	(627)
Touchstone Moderate ETF (Pinnacle )	2,196	83,100	(92,789)	(7,493)	—	(98,589)	220	(118)	(98,487)	(105,980)	548,673	442,693	4	(6,296)	(6,292)
Touchstone Moderate ETF (Pinnacle IV )	4,893	367,282	(399,886)	(27,711)	80,783	(593,693)	4,417	(535)	(509,028)	(536,739)	2,188,094	1,651,355	1,367	(34,043)	(32,676)
Touchstone Moderate ETF (Pinnacle II Reduced M&E )	(52)	2,628	(2,256)	320	—	(12,871)	—	(3)	(12,874)	(12,554)	12,554	—	—	(791)	(791)
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E )	5,955	89,157	(103,269)	(8,157)	101,291	(158,224)	253,312	(709)	195,670	187,513	427,030	614,543	14,602	(259)	14,343
Touchstone Moderate ETF (Pinnacle Plus )	(2,633)	385,607	(392,297)	(9,323)	—	(269,698)	(378,532)	(1,297)	(649,527)	(658,850)	1,530,095	871,245	2,724	(44,879)	(42,155)
Touchstone Moderate ETF (Pinnacle V )	6,487	307,699	(351,898)	(37,712)	509,215	(274,729)	(28,995)	(4,786)	200,705	162,993	1,688,058	1,851,051	77,595	(62,917)	14,678
Touchstone Money Market (AdvantEdge )	(5,014)	—	—	(5,014)	—	(22,579)	(1,424,212)	(112)	(1,446,903)	(1,451,917)	1,451,917	—	86,503	(243,059)	(156,556)
Touchstone Money Market (AnnuiChoice II )	(1,085)	—	—	(1,085)	—	(14,743)	(369,870)	(14)	(384,627)	(385,712)	385,712	—	24,304	(65,250)	(40,946)
Touchstone Money Market (AnnuiChoice )	(1,350)	—	—	(1,350)	3,559	(3,935)	(433,766)	(159)	(434,301)	(435,651)	435,651	—	32,609	(72,664)	(40,055)
Touchstone Money Market (GrandMaster flex3 )	(2,988)	—	—	(2,988)	29,945	(35,783)	(1,576,241)	(152)	(1,582,231)	(1,585,219)	1,585,219	—	627	(158,321)	(157,694)
Touchstone Money Market (Grandmaster )	(7,356)	—	—	(7,356)	—	(43,950)	(1,952,551)	(193)	(1,996,694)	(2,004,050)	2,004,050	—	78,935	(273,202)	(194,267)
Touchstone Money Market (IQ3 )	(10,364)	—	(4)	(10,368)	2,000	(98,143)	(7,028,793)	(233)	(7,125,169)	(7,135,537)	7,135,537	—	167,704	(861,504)	(693,800)
Touchstone Money Market (Pinnacle )	(5,504)	—	(2)	(5,506)	14,924	(80,489)	(1,284,012)	(182)	(1,349,759)	(1,355,265)	1,355,265	—	31,980	(163,371)	(131,391)
Touchstone Money Market (Pinnacle IV )	(7,196)	—	—	(7,196)	1,905	(86,133)	(1,611,929)	(493)	(1,696,650)	(1,703,846)	1,703,846	—	355,854	(523,171)	(167,317)
Touchstone Money Market (Pinnacle II Reduced M&E )	(97)	—	—	(97)	—	—	(28,350)	(9)	(28,359)	(28,456)	28,456	—	221	(2,960)	(2,739)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Affiliated (continued):
Touchstone Money Market (Pinnacle Plus Reduced M&E )	$(605)	$—	$—	$(605)	$—	$(1,512)	$(165,716)	$(83)	$(167,311)	$(167,916)	$167,916	$—	9,622	(27,236)	(17,614)
Touchstone Money Market (Pinnacle Plus )	(497)	—	—	(497)	—	(30,642)	(102,445)	(34)	(133,121)	(133,618)	133,618	—	34,562	(49,178)	(14,616)
Touchstone Money Market (Pinnacle V )	(5,738)	—	(2)	(5,740)	400	(593,859)	(821,608)	(134)	(1,415,201)	(1,420,941)	1,420,941	—	995,263	(1,149,624)	(154,361)
Touchstone Third Avenue Value (AdvantEdge )	4,251	(8,171)	(7,688)	(11,608)	—	(34,111)	(154,957)	(734)	(189,802)	(201,410)	201,410	—	—	(17,829)	(17,829)
Touchstone Third Avenue Value (AnnuiChoice II )	8,454	9,460	(33,972)	(16,058)	2,800	(45,798)	(250,342)	(378)	(293,718)	(309,776)	309,776	—	27,242	(53,601)	(26,359)
Touchstone Third Avenue Value (AnnuiChoice )	8,496	1,402	(25,792)	(15,894)	—	(2,786)	(240,273)	(194)	(243,253)	(259,147)	259,147	—	52,695	(65,469)	(12,774)
Touchstone Third Avenue Value (GrandMaster flex3 )	16,453	35,710	(93,513)	(41,350)	—	(54,491)	(553,281)	(246)	(608,018)	(649,368)	649,368	—	103	(33,932)	(33,829)
Touchstone Third Avenue Value (Grandmaster )	14,253	29,914	(81,126)	(36,959)	9,176	(89,918)	(584,606)	(107)	(665,455)	(702,414)	702,414	—	935	(42,242)	(41,307)
Touchstone Third Avenue Value (IQ Annuity )	37,431	178,698	(304,027)	(87,898)	440	(143,411)	(1,217,503)	(368)	(1,360,842)	(1,448,740)	1,448,740	—	27,112	(103,571)	(76,459)
Touchstone Third Avenue Value (Pinnacle )	64,682	122,197	(338,210)	(151,331)	18,623	(218,033)	(2,167,106)	1,833	(2,364,683)	(2,516,014)	2,516,014	—	27,842	(70,915)	(43,073)
Touchstone Third Avenue Value (Pinnacle IV )	46,636	62,435	(231,000)	(121,929)	17,605	(346,139)	(1,588,171)	(761)	(1,917,466)	(2,039,395)	2,039,395	—	10,899	(114,381)	(103,482)
Touchstone Third Avenue Value (Pinnacle II Reduced M&E )	2,361	1,393	(8,244)	(4,490)	—	—	(68,307)	(63)	(68,370)	(72,860)	72,860	—	6,983	(8,221)	(1,238)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E )	11,379	(47,523)	21,751	(14,393)	—	(73,242)	(142,550)	(155)	(215,947)	(230,340)	230,340	—	12,610	(30,445)	(17,835)
Touchstone Third Avenue Value (Pinnacle Plus )	2,516	(88,826)	62,647	(23,663)	—	(121,321)	(327,817)	(170)	(449,308)	(472,971)	472,971	—	51	(23,626)	(23,575)
Touchstone Third Avenue Value (Pinnacle V )	16,479	6,262	(74,117)	(51,376)	29,555	(165,839)	(620,166)	(1,259)	(757,709)	(809,085)	809,085	—	3,596	(87,406)	(83,810)
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle )	588	47,877	(55,168)	(6,703)	—	(89,850)	(17)	(323)	(90,190)	(96,893)	1,093,849	996,956	2,533	(8,558)	(6,025)
Fidelity VIP Balanced (Grandmaster )	872	90,033	(96,143)	(5,238)	—	(143,851)	(169,864)	(495)	(314,210)	(319,448)	1,548,984	1,229,536	—	(12,855)	(12,855)
Fidelity VIP Overseas (Pinnacle )	(156)	(5,009)	8,374	3,209	—	(20,883)	—	(21)	(20,904)	(17,695)	110,112	92,417	5,926	(8,048)	(2,122)
Fidelity VIP Overseas (Pinnacle IV )	(176)	2,985	625	3,434	—	(3,897)	—	(41)	(3,938)	(504)	154,588	154,084	—	(402)	(402)
Fidelity VIP Equity-Income (Grandmaster )	136,171	568,186	(1,115,638)	(411,281)	181,324	(1,022,570)	(220,026)	(2,079)	(1,063,351)	(1,474,632)	8,702,827	7,228,195	6,223	(19,811)	(13,588)
Fidelity VIP Equity-Income (Pinnacle )	19,156	100,917	(182,529)	(62,456)	—	(141,655)	(26,081)	(370)	(168,106)	(230,562)	1,269,952	1,039,390	9,030	(16,750)	(7,720)
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E )	299	1,318	(2,335)	(718)	—	—	—	—	—	(718)	14,335	13,617	239	(239)	—
Fidelity VIP Growth (Grandmaster )	(51,473)	539,364	(219,174)	268,717	—	(589,397)	(97,389)	(1,648)	(688,434)	(419,717)	4,819,640	4,399,923	4,366	(10,985)	(6,619)
Fidelity VIP High Income (Grandmaster )	86,793	(9,159)	(162,306)	(84,672)	52,042	(228,812)	(73,028)	(539)	(250,337)	(335,009)	1,887,809	1,552,800	72,684	(82,772)	(10,088)
Fidelity VIP II Asset Manager (Grandmaster )	7,190	275,589	(319,434)	(36,655)	68,159	(254,692)	(25,975)	(1,249)	(213,757)	(250,412)	3,622,951	3,372,539	16,049	(20,293)	(4,244)
Fidelity VIP II Contrafund (Grandmaster )	(36,645)	1,244,660	(1,251,774)	(43,759)	73,214	(1,087,768)	(199,262)	(2,687)	(1,216,503)	(1,260,262)	10,864,487	9,604,225	17,168	(35,669)	(18,501)
Fidelity VIP II Contrafund (Pinnacle )	(19,913)	948,929	(950,601)	(21,585)	71,656	(852,289)	(23,919)	(1,705)	(806,257)	(827,842)	5,419,706	4,591,864	18,052	(42,338)	(24,286)
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E )	(39)	5,173	(5,069)	65	—	(4,658)	—	(9)	(4,667)	(4,602)	41,632	37,030	61	(195)	(134)
Fidelity VIP II Index 500 (Grandmaster )	18,634	271,105	(281,378)	8,361	—	(510,766)	(81,399)	(1,040)	(593,205)	(584,844)	3,785,017	3,200,173	8,634	(20,004)	(11,370)
Fidelity VIP II Index 500 (IQ3 )	185	148	(341)	(8)	—	—	—	(27)	(27)	(35)	27,011	26,976	—	(1)	(1)
Fidelity VIP II Index 500 (Pinnacle )	8,227	119,172	(126,572)	827	—	(491,938)	(56,239)	(569)	(548,746)	(547,919)	2,431,478	1,883,559	—	(37,441)	(37,441)
Fidelity VIP II Index 500 (Pinnacle IV )	120	147	(293)	(26)	—	—	—	(3)	(3)	(29)	20,083	20,054	1,466	(1,466)	—
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E )	196	1,401	(1,452)	145	—	(3,684)	—	(12)	(3,696)	(3,551)	26,012	22,461	385	(630)	(245)
Fidelity VIP II Investment Grade Bond (Pinnacle )	8,129	5,639	(28,227)	(14,459)	—	(114,253)	—	(355)	(114,608)	(129,067)	837,508	708,441	6,829	(15,562)	(8,733)
Fidelity VIP II Investment Grade Bond (Pinnacle IV )	4,951	21,645	(41,729)	(15,133)	—	(593,193)	—	(150)	(593,343)	(608,476)	1,311,647	703,171	8,850	(54,268)	(45,418)
Fidelity VIP II Investment Grade Bond (Pinnacle II Reduced M&E )	28	(26)	78	80	—	(4,766)	—	(8)	(4,774)	(4,694)	4,694	—	—	(354)	(354)
Fidelity VIP II Investment Grade Bond (AnnuiChoice )	78	1,583	(1,616)	45	—	(25,973)	—	(21)	(25,994)	(25,949)	32,912	6,963	—	(1,908)	(1,908)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 )	204	1,624	(2,149)	(321)	—	(22,549)	—	(6)	(22,555)	(22,876)	41,461	18,585	—	(1,732)	(1,732)
Fidelity VIP II Investment Grade Bond (Grandmaster )	11,720	8,700	(38,716)	(18,296)	—	(176,120)	(20,118)	(339)	(196,577)	(214,873)	1,215,687	1,000,814	3,290	(8,841)	(5,551)
Fidelity VIP II Investment Grade Bond (IQ Annuity )	392	408	(1,590)	(790)	—	(2,832)	—	(35)	(2,867)	(3,657)	40,122	36,465	4,684	(4,906)	(222)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E )	941	843	(2,907)	(1,123)	—	(12,079)	(12,299)	(122)	(24,500)	(25,623)	93,754	68,131	68	(2,267)	(2,199)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus )	36	10	(135)	(89)	—	(127)	—	(4)	(131)	(220)	4,100	3,880	159	(169)	(10)
Fidelity VIP Overseas (AnnuiChoice )	5	10	27	42	—	—	—	(2)	(2)	40	1,635	1,675	2,399	(2,399)	—
Fidelity VIP Overseas (Grandmaster flex3 )	(63)	260	423	620	—	—	—	(10)	(10)	610	30,661	31,271	1	(2)	(1)
Fidelity VIP Overseas (Grandmaster )	(1,145)	(47,058)	85,156	36,953	—	(160,657)	(29,393)	(476)	(190,526)	(153,573)	1,501,237	1,347,664	—	(5,017)	(5,017)
Fidelity VIP Overseas (IQ Annuity )	(19)	12	385	378	—	—	—	(9)	(9)	369	17,820	18,189	32	(33)	(1)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	571	103	(2,469)	(1,795)	—	(402)	61,078	(25)	60,651	58,856	3,404	62,260	4,830	(2)	4,828
Fidelity VIP Overseas (Pinnacle Plus )	(657)	8,080	(4,237)	3,186	—	(245)	(61,078)	(42)	(61,365)	(58,179)	62,625	4,446	—	(6,431)	(6,431)
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle )	(4,946)	59,549	(30,167)	24,436	—	(86,356)	—	(177)	(86,533)	(62,097)	455,955	393,858	—	(5,703)	(5,703)
Fidelity VIP III Mid Cap (Grandmaster )	(15,488)	203,606	(227,886)	(39,768)	—	(107,531)	—	(287)	(107,818)	(147,586)	1,648,540	1,500,954	5,222	(7,198)	(1,976)
Fidelity VIP III Mid Cap (Pinnacle )	(22,570)	387,770	(407,389)	(42,189)	—	(256,623)	(188,547)	(417)	(445,587)	(487,776)	2,538,577	2,050,801	2,684	(10,612)	(7,928)
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E )	(19)	1,149	(1,037)	93	—	(4,008)	—	(14)	(4,022)	(3,929)	7,676	3,747	—	(70)	(70)
Fidelity VIP Government Money Market IC (Pinacle )	(10,690)	—	—	(10,690)	12,763	(130,819)	1,055,722	(432)	937,234	926,544	—	926,544	243,717	(150,210)	93,507
Fidelity VIP Government Money Market IC (Pinacle II )	(136)	—	—	(136)	—	(10,060)	28,536	(5)	18,471	18,335	—	18,335	2,710	(863)	1,847

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Service Class (Continued):
Fidelity VIP Government Money Market IC (Pinacle IV )	$(13,265)	$—	$—	$(13,265)	$80	$(630,043)	$1,843,658	$(2,525)	$1,211,170	$1,197,905	$—	$1,197,905	611,270	(490,292)	120,978
Fidelity VIP Government Money Market IC (Pinacle V )	(9,660)	—	—	(9,660)	800	(341,309)	1,087,588	(131)	746,948	737,288	—	737,288	1,443,578	(1,369,066)	74,512
Fidelity VIP Government Money Market IC (Pinnacle Plus )	(2,334)	—	—	(2,334)	—	(54,435)	250,688	(327)	195,926	193,592	—	193,592	76,175	(56,594)	19,581
Fidelity VIP Government Money Market IC (Pinnacle Plus )	(1,438)	—	—	(1,438)	—	(6,413)	200,623	(96)	194,114	192,676	—	192,676	32,650	(13,232)	19,418
Fidelity VIP Government Money Market IC (GrandMaster )	(16,303)	—	—	(16,303)	8	(276,116)	2,001,844	(664)	1,725,072	1,708,769	—	1,708,769	380,421	(207,994)	172,427
Fidelity VIP Government Money Market IC (GrandMaster flex3 )	(10,815)	—	—	(10,815)	—	(83,962)	1,519,319	(55)	1,435,302	1,424,487	—	1,424,487	304,299	(160,339)	143,960
Fidelity VIP Government Money Market IC (AdvantEdge )	(11,825)	—	—	(11,825)	—	(100,584)	1,273,696	(235)	1,172,877	1,161,052	—	1,161,052	399,601	(282,222)	117,379
Fidelity VIP Government Money Market IC (AnnuiChoice )	(2,477)	—	—	(2,477)	877	(217,205)	423,106	(652)	206,126	203,649	—	203,649	143,132	(122,630)	20,502
Fidelity VIP Government Money Market IC (AnnuiChoice 2 )	(1,711)	—	—	(1,711)	—	(11,114)	213,637	(36)	202,487	200,776	—	200,776	111,107	(90,873)	20,234
Fidelity VIP Government Money Market IC (IQ3 )	(40,638)	—	(77)	(40,715)	59,028	(816,326)	6,959,496	(490)	6,201,708	6,160,993	—	6,160,993	764,141	(141,936)	622,205
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 )	(704)	28,179	(26,513)	962	73,120	(155,759)	(136)	(143)	(82,918)	(81,956)	182,691	100,735	3,126	(8,075)	(4,949)
Fidelity VIP Asset Manager (AdvantEdge )	(158)	7,495	(9,947)	(2,610)	22,464	—	(1,861)	(821)	19,782	17,172	79,938	97,110	1,913	(446)	1,467
Fidelity VIP Asset Manager (AnnuiChoice II )	323	15,373	(17,696)	(2,000)	—	(6,615)	(387)	(502)	(7,504)	(9,504)	179,960	170,456	1,997	(2,485)	(488)
Fidelity VIP Asset Manager (AnnuiChoice )	172	7,282	(7,808)	(354)	—	(11,866)	113	(53)	(11,806)	(12,160)	72,891	60,731	1,422	(2,068)	(646)
Fidelity VIP Asset Manager (GrandMaster flex3 )	(145)	2,646	(2,884)	(383)	—	(404)	(9,675)	(11)	(10,090)	(10,473)	23,730	13,257	4,547	(5,200)	(653)
Fidelity VIP Asset Manager (Pinnacle )	(32)	1,894	(2,147)	(285)	—	(2,651)	(10,494)	(89)	(13,234)	(13,519)	43,598	30,079	246	(1,061)	(815)
Fidelity VIP Asset Manager (Pinnacle IV )	(1,256)	17,553	(18,282)	(1,985)	—	(129,574)	2,407	(172)	(127,339)	(129,324)	360,197	230,873	10,988	(18,907)	(7,919)
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E )	(19)	1,797	(2,399)	(621)	—	(19,464)	8,369	(51)	(11,146)	(11,767)	43,748	31,981	3,445	(4,318)	(873)
Fidelity VIP Asset Manager (Pinnacle Plus )	(472)	3,945	(3,742)	(269)	—	(24,797)	(8,369)	(13)	(33,179)	(33,448)	82,016	48,568	798	(2,807)	(2,009)
Fidelity VIP Asset Manager (Pinnacle V )	(1,495)	32,049	(31,814)	(1,260)	950	(141,274)	23,579	(1,357)	(118,102)	(119,362)	375,765	256,403	16,246	(24,928)	(8,682)
Fidelity VIP Balanced (AdvantEdge )	(3,488)	16,484	(21,959)	(8,963)	—	(158,612)	(48,307)	(4,440)	(211,359)	(220,322)	724,362	504,040	28	(14,610)	(14,582)
Fidelity VIP Balanced (AnnuiChoice II )	3,822	19,745	(29,325)	(5,758)	122,893	(29,892)	367,187	(266)	459,922	454,164	469,442	923,606	36,304	(7,980)	28,324
Fidelity VIP Balanced (AnnuiChoice )	718	14,347	(16,879)	(1,814)	—	(37,172)	(23)	(153)	(37,348)	(39,162)	314,946	275,784	3,388	(5,266)	(1,878)
Fidelity VIP Balanced (GrandMaster flex3 )	(399)	4,652	(5,918)	(1,665)	—	(5,410)	(4,391)	(69)	(9,870)	(11,535)	124,875	113,340	1,239	(1,756)	(517)
Fidelity VIP Balanced (Grandmaster )	(1,158)	45,419	(42,073)	2,188	440	(31,719)	18,322	(140)	(13,097)	(10,909)	442,548	431,639	38,866	(39,227)	(361)
Fidelity VIP Balanced (IQ3 )	(335)	8,400	(9,987)	(1,922)	11,725	(36,194)	(333)	(171)	(24,973)	(26,895)	211,365	184,470	3,996	(5,408)	(1,412)
Fidelity VIP Balanced (Pinnacle )	(345)	23,094	(24,902)	(2,153)	8,097	(72,826)	(2,224)	(152)	(67,105)	(69,258)	387,386	318,128	1,185	(4,810)	(3,625)
Fidelity VIP Balanced (Pinnacle IV )	(4,035)	90,533	(92,175)	(5,677)	23,446	(412,336)	36,272	(640)	(353,258)	(358,935)	1,341,078	982,143	1,552	(19,049)	(17,497)
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E )	1,054	1,926	(6,105)	(3,125)	—	(20,367)	137,013	(176)	116,470	113,345	119,792	233,137	10,030	(2,214)	7,816
Fidelity VIP Balanced (Pinnacle Plus )	(2,362)	22,849	(22,785)	(2,298)	—	(51,285)	(137,629)	(152)	(189,066)	(191,364)	439,305	247,941	168	(10,563)	(10,395)
Fidelity VIP Balanced (Pinnacle V )	277	74,055	(82,154)	(7,822)	138,413	(373,292)	437,582	(3,213)	199,490	191,668	1,169,428	1,361,096	45,635	(30,597)	15,038
Fidelity VIP Contrafund (AdvantEdge )	(14,252)	307,314	(308,589)	(15,527)	8,447	(265,219)	(96,669)	(11,557)	(364,998)	(380,525)	1,947,739	1,567,214	14,185	(38,542)	(24,357)
Fidelity VIP Contrafund (AnnuiChoice II )	(3,545)	156,363	(154,482)	(1,664)	240,380	(62,820)	(2,843)	(3,290)	171,427	169,763	937,837	1,107,600	42,916	(32,555)	10,361
Fidelity VIP Contrafund (AnnuiChoice )	(1,996)	118,573	(121,486)	(4,909)	62,995	(90,731)	(17,911)	(550)	(46,197)	(51,106)	927,346	876,240	34,472	(36,193)	(1,721)
Fidelity VIP Contrafund (GrandMaster flex3 )	(8,054)	198,545	(198,996)	(8,505)	270	(109,424)	(58,054)	(728)	(167,936)	(176,441)	1,038,711	862,270	53,119	(59,827)	(6,708)
Fidelity VIP Contrafund (IQ Advisor Standard )	28	1,169	(1,220)	(23)	—	—	—	—	—	(23)	12,860	12,837	10,062	(10,062)	—
Fidelity VIP Contrafund (IQ3 )	(12,935)	309,585	(303,133)	(6,483)	31,481	(302,000)	(117,264)	(790)	(388,573)	(395,056)	1,919,656	1,524,600	36,151	(52,884)	(16,733)
Fidelity VIP Contrafund (Pinnacle IV )	(31,467)	811,632	(808,184)	(28,019)	84,041	(928,210)	(46,557)	(1,711)	(892,437)	(920,456)	4,853,051	3,932,595	15,787	(49,670)	(33,883)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E )	(798)	53,616	(57,068)	(4,250)	—	(145,502)	327,535	(579)	181,454	177,204	542,500	719,704	18,390	(7,652)	10,738
Fidelity VIP Contrafund (Pinnacle Plus )	5,983	516,574	(601,428)	(78,871)	—	(439,096)	4,168,521	(1,049)	3,728,376	3,649,505	1,867,963	5,517,468	174,722	(23,735)	150,987
Fidelity VIP Contrafund (Pinnacle V )	(56,141)	1,133,485	(1,173,775)	(96,431)	1,193,559	(1,050,074)	3,983	(27,323)	120,145	23,714	7,444,498	7,468,212	261,698	(254,113)	7,585
Fidelity VIP Disciplined Small Cap (AnnuiChoice II )	(83)	72	(4,849)	(4,860)	28,620	—	61,202	(18)	89,804	84,944	3,886	88,830	6,669	(452)	6,217
Fidelity VIP Disciplined Small Cap (AnnuiChoice )	(238)	164	(1,023)	(1,097)	—	—	—	(2)	(2)	(1,099)	34,793	33,694	2,212	(2,212)	—
Fidelity VIP Disciplined Small Cap (GrandMaster )	(201)	1,450	(1,490)	(241)	4,535	(10,044)	(21)	—	(5,530)	(5,771)	18,258	12,487	4,656	(5,038)	(382)
Fidelity VIP Disciplined Small Cap (IQ Annuity )	(867)	643	(2,425)	(2,649)	—	(1,008)	—	(7)	(1,015)	(3,664)	76,343	72,679	965	(1,034)	(69)
Fidelity VIP Disciplined Small Cap (Pinnacle )	(1,265)	2,003	(3,561)	(2,823)	—	(28,285)	(467)	(23)	(28,775)	(31,598)	138,548	106,950	238	(2,228)	(1,990)
Fidelity VIP Disciplined Small Cap (Pinnacle IV )	(869)	846	(2,651)	(2,674)	—	(1,005)	—	(6)	(1,011)	(3,685)	76,181	72,496	6,058	(6,129)	(71)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E )	(13)	(7)	(114)	(134)	—	(89)	4,837	(6)	4,742	4,608	—	4,608	1,069	(802)	267
Fidelity VIP Disciplined Small Cap (Pinnacle Plus )	(1,029)	454	(2,375)	(2,950)	—	(1,437)	(45)	(55)	(1,537)	(4,487)	78,831	74,344	1,293	(1,406)	(113)
Fidelity VIP Disciplined Small Cap (Pinnacle V )	(889)	12,741	(15,586)	(3,734)	87,287	(70,395)	27,944	(480)	44,356	40,622	79,480	120,102	24,854	(21,578)	3,276
Fidelity VIP Equity-Income (AnnuiChoice II )	9,022	47,465	(78,366)	(21,879)	55,123	(21,770)	44,754	(56)	78,051	56,172	387,811	443,983	10,546	(4,804)	5,742
Fidelity VIP Equity-Income (AdvantEdge )	2,277	15,966	(27,605)	(9,362)	4,607	(2,360)	(2,462)	(1,425)	(1,640)	(11,002)	166,426	155,424	9,811	(9,921)	(110)
Fidelity VIP Equity-Income (AnnuiChoice )	5,133	30,268	(49,322)	(13,921)	—	(14,029)	384	(243)	(13,888)	(27,809)	277,509	249,700	17,754	(18,512)	(758)
Fidelity VIP Equity-Income (GrandMaster flex3 )	1,876	16,100	(26,884)	(8,908)	—	(9,566)	(5,722)	(34)	(15,322)	(24,230)	160,341	136,111	1,716	(2,581)	(865)
Fidelity VIP Equity-Income (IQ3 )	6,210	46,607	(76,209)	(23,392)	1,826	(12,533)	320	(125)	(10,512)	(33,904)	417,841	383,937	8,938	(9,601)	(663)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle IV )	$11,921	$224,693	$(294,723)	$(58,109)	$37,224	$(586,036)	$7,517	$(383)	$(541,678)	$(599,787)	$1,312,503	$712,716	3,309	(33,384)	(30,075)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E )	7,696	24,685	(57,831)	(25,450)	—	(75,638)	139,820	(494)	63,688	38,238	332,771	371,009	3,590	(93)	3,497
Fidelity VIP Equity-Income (Pinnacle Plus )	4,110	59,197	(92,382)	(29,075)	—	(83,989)	(147,788)	(257)	(232,034)	(261,109)	686,653	425,544	65	(12,566)	(12,501)
Fidelity VIP Equity-Income (Pinnacle V )	17,560	166,760	(249,172)	(64,852)	414,370	(357,101)	373	(2,321)	55,321	(9,531)	1,144,257	1,134,726	83,707	(78,522)	5,185
Fidelity VIP Freedom 2010 (Advantedge )	(1,375)	4,905	(5,548)	(2,018)	—	(116,848)	12	(222)	(117,058)	(119,076)	121,885	2,809	16	(9,341)	(9,325)
Fidelity VIP Freedom 2010 (AnnuiChoice II )	290	640	(2,404)	(1,474)	—	(15,841)	—	(60)	(15,901)	(17,375)	110,482	93,107	1,824	(3,045)	(1,221)
Fidelity VIP Freedom 2010 (GrandMaster flex3 )	2	65	(230)	(163)	—	—	—	—	—	(163)	7,840	7,677	—	—	—
Fidelity VIP Freedom 2010 (GrandMaster )	(24)	970	(1,084)	(138)	2,118	(513)	(4,987)	(22)	(3,404)	(3,542)	15,423	11,881	—	(260)	(260)
Fidelity VIP Freedom 2010 (Pinnacle )	227	478	(2,572)	(1,867)	—	—	—	—	—	(1,867)	99,685	97,818	2	(2)	—
Fidelity VIP Freedom 2010 (Pinnacle IV )	(280)	12,116	(14,662)	(2,826)	11,528	(69,601)	(11,651)	(66)	(69,790)	(72,616)	275,268	202,652	—	(5,425)	(5,425)
Fidelity VIP Freedom 2010 (Pinnacle Plus )	(116)	(112)	(153)	(381)	—	—	(9,589)	(7)	(9,596)	(9,977)	14,918	4,941	349	(1,144)	(795)
Fidelity VIP Freedom 2010 (Pinnacle V )	(1,243)	42,204	(51,509)	(10,548)	—	(163,788)	(1,469)	(2,391)	(167,648)	(178,196)	789,794	611,598	10,780	(24,061)	(13,281)
Fidelity VIP Freedom 2015 (AdvantEdge )	(416)	7,544	(10,312)	(3,184)	—	(26,320)	(7)	(222)	(26,549)	(29,733)	152,741	123,008	2,682	(4,802)	(2,120)
Fidelity VIP Freedom 2015 (AnnuiChoice II )	(11)	1,659	(1,417)	231	—	(11,195)	(109)	(3)	(11,307)	(11,076)	19,605	8,529	2,640	(3,489)	(849)
Fidelity VIP Freedom 2015 (GrandMaster flex3 )	3	52	(216)	(161)	—	—	—	—	—	(161)	7,861	7,700	—	—	—
Fidelity VIP Freedom 2015 (Pinnacle IV )	(833)	63,125	(64,360)	(2,068)	—	(338,947)	—	(32)	(338,979)	(341,047)	377,690	36,643	—	(27,064)	(27,064)
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E )	154	(27)	(1,125)	(998)	—	(3,430)	22,090	—	18,660	17,662	—	17,662	1,377	—	1,377
Fidelity VIP Freedom 2015 (Pinnacle Plus )	(201)	8,671	(8,721)	(251)	—	(9,489)	(22,090)	(76)	(31,655)	(31,906)	81,898	49,992	6,027	(8,519)	(2,492)
Fidelity VIP Freedom 2015 (Pinnacle V )	(596)	41,146	(51,732)	(11,182)	89,939	(126,949)	(15,126)	(1,664)	(53,800)	(64,982)	674,499	609,517	230,744	(234,968)	(4,224)
Fidelity VIP Freedom 2020 (AdvantEdge )	(2)	118	(102)	14	—	(902)	(1)	(14)	(917)	(903)	1,351	448	4,291	(4,361)	(70)
Fidelity VIP Freedom 2020 (AnnuiChoice II )	(15)	2,568	(1,861)	692	—	(42,256)	—	(25)	(42,281)	(41,589)	63,251	21,662	3,126	(6,389)	(3,263)
Fidelity VIP Freedom 2020 (GrandMaster )	36	65	(301)	(200)	1,395	—	—	(9)	1,386	1,186	9,214	10,400	111	—	111
Fidelity VIP Freedom 2020 (Pinnacle IV ) (Restated)**	2,883	53,868	(40,484)	16,267	—	(447,663)	—	(30)	(447,693)	(431,426)	434,777	3,351	—	(34,944)	(34,944)
Fidelity VIP Freedom 2020 (Pinnacle Plus )	(478)	7,020	(2,852)	3,690	—	(16,484)	(4,227)	1	(20,710)	(17,020)	17,020	—	—	(1,403)	(1,403)
Fidelity VIP Freedom 2020 (Pinnacle V )	1,567	2,824	(12,930)	(8,539)	55,599	—	96,324	(1,034)	150,889	142,350	203,595	345,945	52,169	(39,837)	12,332
Fidelity VIP Freedom 2025 (Advantedge )	(2)	150	(131)	17	—	(906)	(4)	(14)	(924)	(907)	1,358	451	1,022	(1,090)	(68)
Fidelity VIP Freedom 2025 (Pinnacle IV )	5	300	(424)	(119)	—	(865)	—	(10)	(875)	(994)	8,701	7,707	—	(66)	(66)
Fidelity VIP Freedom 2025 (Pinnacle V )	2,030	50,340	(63,216)	(10,846)	347,929	(290,437)	—	(2,350)	55,142	44,296	451,439	495,735	67,854	(63,506)	4,348
Fidelity VIP Freedom 2030 (AnnuiChoice II )	59	37	(602)	(506)	9,380	—	—	—	9,380	8,874	—	8,874	2,891	(2,180)	711
Fidelity VIP Freedom 2030 (Pinnacle IV )	—	26	(88)	(62)	—	—	—	(16)	(16)	(78)	3,144	3,066	—	(1)	(1)
Fidelity VIP Freedom 2030 (Pinnacle Plus Reduced M&E )	(182)	1,258	(897)	179	—	(6,549)	(16,964)	(42)	(23,555)	(23,376)	23,376	—	—	(1,641)	(1,641)
Fidelity VIP Freedom 2030 (Pinnacle Plus )	(198,178)	934,450	(652,613)	83,659	—	(2,221,301)	(13,596,040)	(1,544)	(15,818,885)	(15,735,226)	16,692,868	957,642	—	(1,289,542)	(1,289,542)
Fidelity VIP Freedom 2030 (Pinnacle V )	(171)	1,919	(5,301)	(3,553)	—	(2,090)	—	(40)	(2,130)	(5,683)	176,059	170,376	6,578	(6,750)	(172)
Fidelity VIP Growth (AnnuiChoice II )	(5,835)	24,430	5,121	23,716	420	(13,573)	250,584	(607)	236,824	260,540	361,116	621,656	24,826	(11,889)	12,937
Fidelity VIP Growth (GrandMaster )	(7,785)	39,748	(95)	31,868	11,587	(28,275)	28,507	(123)	11,696	43,564	566,574	610,138	12,593	(11,814)	779
Fidelity VIP Growth (AdvantEdge )	(1,451)	9,158	(2,727)	4,980	—	(12,777)	—	(93)	(12,870)	(7,890)	93,993	86,103	3,965	(4,815)	(850)
Fidelity VIP Growth (AnnuiChoice )	(910)	5,328	929	5,347	—	(5,405)	(659)	(59)	(6,123)	(776)	92,931	92,155	16,240	(16,581)	(341)
Fidelity VIP Growth (GrandMaster flex3 )	(1,123)	7,824	(2,863)	3,838	—	(7,620)	2,426	(73)	(5,267)	(1,429)	70,042	68,613	37,455	(37,707)	(252)
Fidelity VIP Growth (IQ3 )	(1,948)	8,878	171	7,101	—	(4,726)	(1,975)	(101)	(6,802)	299	135,785	136,084	40,460	(40,978)	(518)
Fidelity VIP Growth (Pinnacle )	(1,564)	3,344	5,225	7,005	—	(9,148)	102,864	(13)	93,703	100,708	79,295	180,003	20,460	(14,508)	5,952
Fidelity VIP Growth (Pinnacle IV )	(7,665)	68,531	(33,496)	27,370	120	(60,991)	6,972	(245)	(54,144)	(26,774)	535,119	508,345	19,516	(22,539)	(3,023)
Fidelity VIP Growth (Pinnacle Plus Reduced M&E )	(86)	1,011	(778)	147	—	(14,059)	10,408	(9)	(3,660)	(3,513)	14,014	10,501	3,296	(3,524)	(228)
Fidelity VIP Growth (Pinnacle Plus )	(6,076)	44,826	(19,060)	19,690	—	(5,769)	(95,149)	(43)	(100,961)	(81,271)	388,816	307,545	579	(5,543)	(4,964)
Fidelity VIP Growth (Pinnacle V )	(7,068)	81,997	(54,900)	20,029	89,444	(131,337)	10,959	(2,299)	(33,233)	(13,204)	460,940	447,736	56,551	(58,929)	(2,378)
Fidelity VIP High Income (AdvantEdge )	(1,070)	2,778	(2,640)	(932)	—	(26,151)	26,599	(185)	263	(669)	43,486	42,817	113,393	(113,268)	125
Fidelity VIP High Income (AnnuiChoice II )	6,425	(579)	(11,503)	(5,657)	11,363	(11,202)	2,426	(58)	2,529	(3,128)	121,571	118,443	84,428	(84,225)	203
Fidelity VIP High Income (AnnuiChoice )	11,360	586	(21,445)	(9,499)	36,439	(51,311)	(793)	(223)	(15,888)	(25,387)	220,287	194,900	10,993	(11,710)	(717)
Fidelity VIP High Income (GrandMaster flex3 )	(5,296)	2,727	337	(2,232)	—	(21,845)	(42,302)	(52)	(64,199)	(66,431)	110,672	44,241	1,143,289	(1,146,662)	(3,373)
Fidelity VIP High Income (IQ3 )	(16,636)	40,708	(8,630)	15,442	—	(666,468)	601,739	(1,125)	(65,854)	(50,412)	280,059	229,647	99,104	(101,312)	(2,208)
Fidelity VIP High Income (Pinnacle )	1,310	(169)	(1,931)	(790)	—	(19,696)	3,140	(8)	(16,564)	(17,354)	42,041	24,687	546,154	(547,106)	(952)
Fidelity VIP High Income (Pinnacle IV )	10,202	(14,785)	(5,959)	(10,542)	100	(41,140)	2,975	(100)	(38,165)	(48,707)	251,838	203,131	30,340	(32,292)	(1,952)
Fidelity VIP High Income (Pinnacle Plus Reduced M&E )	2,232	(147)	(4,050)	(1,965)	—	(1,755)	39,306	(6)	37,545	35,580	974	36,554	3,180	(79)	3,101
Fidelity VIP High Income (Pinnacle Plus )	5,388	(2,833)	(8,905)	(6,350)	—	(11,555)	(39,134)	(203)	(50,892)	(57,242)	170,941	113,699	31	(2,941)	(2,910)
Fidelity VIP High Income (Pinnacle V )	15,672	(14,175)	(14,699)	(13,202)	25,018	(93,202)	(2,162)	(295)	(70,641)	(83,843)	408,866	325,023	219,093	(223,967)	(4,874)
Fidelity VIP II Index 500 (Pinnacle )	2,514	49,395	(53,964)	(2,055)	12,866	(119,209)	(17,286)	(701)	(124,330)	(126,385)	738,031	611,646	14,215	(22,908)	(8,693)
Fidelity VIP II Index 500 (Pinnacle IV )	9,199	217,337	(237,629)	(11,093)	27,404	(549,705)	278,193	(743)	(244,851)	(255,944)	2,880,263	2,624,319	255,473	(272,754)	(17,281)
See accompanying notes.
* - 2015 inception date of subaccount.
**For more information see "Error Correction" section of Note 1 to the financial statements.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle V )	$20,869	$498,126	$(548,672)	$(29,677)	$1,729,612	$(444,110)	$(520,188)	$(25,116)	$740,198	$710,521	$5,706,057	$6,416,578	851,765	(798,204)	53,561
Fidelity VIP Index 500 (AdvantEdge )	670	68,775	(70,163)	(718)	144	(39,834)	(87,783)	(5,396)	(132,869)	(133,587)	1,041,691	908,104	18,101	(26,394)	(8,293)
Fidelity VIP Index 500 (AnnuiChoice II )	20,878	63,804	(90,107)	(5,425)	1,076,285	(75,672)	199,530	(4,136)	1,196,007	1,190,582	1,143,677	2,334,259	92,164	(10,293)	81,871
Fidelity VIP Index 500 (AnnuiChoice )	4,423	8,023	(12,312)	134	89,250	(101,940)	90,188	(193)	77,305	77,439	387,535	464,974	41,784	(37,625)	4,159
Fidelity VIP Index 500 (Grandmaster flex3 )	724	30,815	(32,605)	(1,066)	—	(36,148)	(1,869)	(267)	(38,284)	(39,350)	401,347	361,997	8,207	(10,870)	(2,663)
Fidelity VIP Index 500 (Grandmaster )	12,584	84,504	(103,268)	(6,180)	6,467	(171,936)	113,333	(896)	(53,032)	(59,212)	2,555,380	2,496,168	100,663	(104,302)	(3,639)
Fidelity VIP Index 500 (IQ3 )	1,202	55,362	(58,111)	(1,547)	—	(142,274)	(95,918)	(238)	(238,430)	(239,977)	853,699	613,722	35,516	(50,371)	(14,855)
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E )	4,139	10,789	(17,888)	(2,960)	—	(87,600)	139,055	(209)	51,246	48,286	553,414	601,700	5,554	(2,826)	2,728
Fidelity VIP Index 500 (Pinnacle Plus )	(1,031)	122,710	(123,411)	(1,732)	—	(151,123)	(157,112)	(688)	(308,923)	(310,655)	1,079,155	768,500	11,056	(25,904)	(14,848)
Fidelity VIP Investment Grade Bond (AdvantEdge )	5,959	1,125	(25,313)	(18,229)	6,695	(78,972)	29,466	(5,239)	(48,050)	(66,279)	809,526	743,247	21,988	(25,796)	(3,808)
Fidelity VIP Investment Grade Bond (AnnuiChoice II )	15,107	1,107	(35,210)	(18,996)	373,930	(16,143)	18,901	(4,445)	372,243	353,247	698,867	1,052,114	71,257	(43,523)	27,734
Fidelity VIP Investment Grade Bond (AnnuiChoice )	1,932	(821)	(4,391)	(3,280)	140,905	(194,491)	281	(48)	(53,353)	(56,633)	212,789	156,156	39,381	(42,585)	(3,204)
Fidelity VIP Investment Grade Bond (GrandMaster flex3 )	560	(831)	(1,143)	(1,414)	—	(21,804)	53	(62)	(21,813)	(23,227)	84,935	61,708	36,877	(38,467)	(1,590)
Fidelity VIP Investment Grade Bond (GrandMaster )	5,058	(118)	(13,685)	(8,745)	9,242	(7,108)	38,108	(77)	40,165	31,420	394,528	425,948	36,426	(33,258)	3,168
Fidelity VIP Investment Grade Bond (IQ3 )	1,776	10,053	(19,461)	(7,632)	34,390	(158,197)	(10,649)	(308)	(134,764)	(142,396)	421,246	278,850	12,726	(21,193)	(8,467)
Fidelity VIP Investment Grade Bond (Pinnacle )	1,251	(2,056)	(2,356)	(3,161)	—	(44,302)	(199)	(90)	(44,591)	(47,752)	185,831	138,079	34,798	(37,998)	(3,200)
Fidelity VIP Investment Grade Bond (Pinnacle IV )	3,578	477	(20,871)	(16,816)	48,314	(406,144)	(18,395)	(236)	(376,461)	(393,277)	994,599	601,322	6,417	(33,883)	(27,466)
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E )	184	(204)	(318)	(338)	—	(12,385)	—	(3)	(12,388)	(12,726)	29,446	16,720	4,992	(5,874)	(882)
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E )	929	785	(2,849)	(1,135)	—	(18,087)	18,753	(120)	546	(589)	81,215	80,626	1,637	(1,542)	95
Fidelity VIP Investment Grade Bond (Pinnacle Plus )	92,555	(1,998)	(165,112)	(74,555)	—	(142,401)	4,581,054	(78)	4,438,575	4,364,020	78,310	4,442,330	338,249	(4,464)	333,785
Fidelity VIP Investment Grade Bond (Pinnacle V )	85,228	(24,292)	(253,816)	(192,880)	2,247,495	(423,985)	33,264	(44,203)	1,812,571	1,619,691	6,545,241	8,164,932	401,102	(258,633)	142,469
Fidelity VIP Mid Cap (AdvantEdge )	(9,166)	89,225	(101,303)	(21,244)	3,600	(94,176)	21,845	(3,949)	(72,680)	(93,924)	726,030	632,106	5,932	(10,685)	(4,753)
Fidelity VIP Mid Cap (AnnuiChoice II )	(6,240)	74,426	(92,909)	(24,723)	128,830	(8,378)	78,481	(306)	198,627	173,904	596,147	770,051	23,549	(12,435)	11,114
Fidelity VIP Mid Cap (AnnuiChoice )	(2,253)	35,488	(40,731)	(7,496)	—	(7,650)	(286)	(282)	(8,218)	(15,714)	295,305	279,591	4,824	(5,062)	(238)
Fidelity VIP Mid Cap (GrandMaster flex3 )	(3,845)	46,250	(50,821)	(8,416)	180	(15,937)	(7,102)	(104)	(22,963)	(31,379)	302,155	270,776	5,760	(6,485)	(725)
Fidelity VIP Mid Cap (Grandmaster )	(4,845)	54,267	(62,062)	(12,640)	920	(9,712)	32,141	(108)	23,241	10,601	426,957	437,558	9,562	(8,646)	916
Fidelity VIP Mid Cap (IQ Annuity )	(12,323)	132,498	(148,645)	(28,470)	24,022	(32,605)	(58,154)	(215)	(66,952)	(95,422)	1,012,208	916,786	21,832	(23,945)	(2,113)
Fidelity VIP Mid Cap (Pinnacle )	(4,889)	52,686	(60,401)	(12,604)	2,333	(27,974)	(40,251)	(156)	(66,048)	(78,652)	450,324	371,672	6,755	(11,169)	(4,414)
Fidelity VIP Mid Cap (Pinnacle IV )	(14,517)	219,788	(226,689)	(21,418)	22,823	(282,303)	(20,528)	(718)	(280,726)	(302,144)	1,294,275	992,131	8,909	(17,365)	(8,456)
Fidelity VIP Mid Cap (Pinnacle II Reduced M&E )	2	300	(212)	90	—	(1,673)	(145)	(5)	(1,823)	(1,733)	1,733	—	—	(113)	(113)
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E )	(4,361)	62,231	(73,829)	(15,959)	—	(95,234)	128,588	(751)	32,603	16,644	547,418	564,062	5,180	(2,941)	2,239
Fidelity VIP Mid Cap (Pinnacle Plus )	(8,108)	63,317	(71,760)	(16,551)	—	(75,495)	(121,077)	(471)	(197,043)	(213,594)	639,303	425,709	3,118	(9,573)	(6,455)
Fidelity VIP Mid Cap (Pinnacle V )	(27,191)	302,750	(337,684)	(62,125)	146,020	(425,003)	69,932	(5,250)	(214,301)	(276,426)	2,088,343	1,811,917	34,410	(49,004)	(14,594)
Fidelity VIP Overseas (AdvantEdge )	(1,892)	13,710	(2,643)	9,175	72	(25,707)	(15,711)	(2,846)	(44,192)	(35,017)	376,789	341,772	5,903	(10,270)	(4,367)
Fidelity VIP Overseas (AnnuiChoice II )	428	5,669	(5,541)	556	55,359	(3,530)	17,699	(692)	68,836	69,392	203,076	272,468	14,682	(8,908)	5,774
Fidelity VIP Overseas (AnnuiChoice )	(33)	8,634	(3,658)	4,943	10,894	(23,090)	(22,995)	(197)	(35,388)	(30,445)	187,991	157,546	4,630	(6,653)	(2,023)
Fidelity VIP Overseas (GrandMaster flex3 )	(481)	4,363	(1,857)	2,025	—	(3,594)	11,040	(85)	7,361	9,386	105,499	114,885	9,580	(9,071)	509
Fidelity VIP Overseas (GrandMaster )	(914)	(2,991)	8,591	4,686	4,258	(20,551)	(35,004)	(92)	(51,389)	(46,703)	210,098	163,395	14,425	(19,885)	(5,460)
Fidelity VIP Overseas (IQ3 )	(1,274)	10,553	(1,484)	7,795	1,945	(6,669)	(2,560)	(136)	(7,420)	375	371,671	372,046	20,489	(20,977)	(488)
Fidelity VIP Overseas (Pinnacle )	(1,351)	2,240	6,737	7,626	1,436	(30,769)	9,087	(225)	(20,471)	(12,845)	366,740	353,895	7,901	(9,198)	(1,297)
Fidelity VIP Overseas (Pinnacle IV )	(1,974)	(5,557)	14,075	6,544	17,386	(91,112)	33,316	(438)	(40,848)	(34,304)	467,063	432,759	4,751	(7,579)	(2,828)
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	483	(1,810)	1,733	406	—	(31,756)	68,988	(102)	37,130	37,536	37,994	75,530	3,352	(295)	3,057
Fidelity VIP Overseas (Pinnacle Plus )	(1,316)	(2,184)	13,759	10,259	—	(109,693)	34,834	(198)	(75,057)	(64,798)	237,515	172,717	1,161	(4,922)	(3,761)
Fidelity VIP Overseas (Pinnacle V )	(4,982)	49,858	(26,089)	18,787	30,014	(165,829)	7,432	(1,666)	(130,049)	(111,262)	965,053	853,791	67,010	(81,237)	(14,227)
Fidelity VIP Target Volatility (AdvantEdge )*	(268)	216	(625)	(677)	—	—	(22,349)	(1)	(22,350)	(23,027)	23,027	—	1,503	(3,654)	(2,151)
Fidelity VIP Target Volatility (AnnuiChoice II )*	42	26	(493)	(425)	8,250	—	46	(33)	8,263	7,838	—	7,838	4,847	(4,100)	747
Fidelity VIP Target Volatility (Pinnacle V )*	(43)	2,359	(12,034)	(9,718)	190,007	(9,190)	1,520	(904)	181,433	171,715	58,831	230,546	62,143	(45,479)	16,664
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge )	(345)	1,764	(4,001)	(2,582)	—	(16,994)	—	(66)	(17,060)	(19,642)	46,253	26,611	2,900	(4,127)	(1,227)
Columbia VIT Mid Cap Value (AnnuiChoice II )	(2,602)	23	(21,733)	(24,312)	257,612	(490)	63,033	(35)	320,120	295,808	19,297	315,105	27,415	(5,973)	21,442
Columbia VIT Mid Cap Value (Annuichoice )	(42)	11	(223)	(254)	—	—	1,673	(5)	1,668	1,414	3,953	5,367	14,867	(14,749)	118
Columbia VIT Mid Cap Value (Grandmaster flex3 )	(2,992)	5,783	(14,724)	(11,933)	—	(27,230)	(11,251)	(187)	(38,668)	(50,601)	215,498	164,897	31,357	(34,056)	(2,699)
Columbia VIT Mid Cap Value (Grandmaster )	(268)	2,701	(1,649)	784	—	—	(41,541)	(5)	(41,546)	(40,762)	41,617	855	8,786	(11,567)	(2,781)
Columbia VIT Mid Cap Value (Pinnacle )	(517)	1,663	(3,388)	(2,242)	—	(10,978)	(4,821)	(9)	(15,808)	(18,050)	52,352	34,302	11,927	(13,003)	(1,076)
Columbia VIT Mid Cap Value (Pinnacle IV )	(705)	384	(2,778)	(3,099)	—	(2,172)	(3,415)	(8)	(5,595)	(8,694)	51,002	42,308	7,959	(8,358)	(399)
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E )	(520)	(738)	(2,264)	(3,522)	—	(27,637)	34,939	(5)	7,297	3,775	24,229	28,004	379	—	379

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Pinnacle Plus )	$(2,997)	$4,946	$(12,553)	$(10,604)	$—	$(22,212)	$(31,563)	$(196)	$(53,971)	$(64,575)	$223,001	$158,426	3,373	(7,067)	(3,694)
Columbia VIT Mid Cap Value (Pinnacle V )	(3,785)	5,214	(19,422)	(17,993)	50,672	(40,594)	12,660	(550)	22,188	4,195	208,485	212,680	14,700	(13,400)	1,300
Franklin Growth and Income VIP Fund (Pinnacle )	51,193	57,013	(150,525)	(42,319)	—	(378,872)	(53,006)	(940)	(432,818)	(475,137)	2,500,850	2,025,713	19,928	(40,499)	(20,571)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	181	663	(957)	(113)	—	(1,619)	—	(9)	(1,628)	(1,741)	9,462	7,721	—	(75)	(75)
Franklin Income VIP Fund (Pinnacle )	157,939	110,557	(636,520)	(368,024)	18,916	(506,155)	(129,999)	(1,277)	(618,515)	(986,539)	5,042,927	4,056,388	20,161	(46,954)	(26,793)
Franklin Income VIP Fund (Pinnacle II Reduced M&E )	9,605	95	(30,912)	(21,212)	—	—	—	(7)	(7)	(21,219)	269,824	248,605	3,777	(3,777)	—
JP Morgan IT Mid Cap Value (AnnuiChoice )	1	160	(234)	(73)	—	—	—	(5)	(5)	(78)	2,030	1,952	581	(581)	—
JP Morgan IT Mid Cap Value (GrandMaster flex3 )	(638)	20,146	(22,939)	(3,431)	—	(18,477)	—	(10)	(18,487)	(21,918)	115,663	93,745	—	(636)	(636)
JP Morgan IT Mid Cap Value (Grandmaster )	(295)	8,770	(11,593)	(3,118)	—	(3,431)	—	—	(3,431)	(6,549)	81,437	74,888	—	(122)	(122)
JP Morgan IT Mid Cap Value (IQ3 )	(287)	5,196	(7,376)	(2,467)	—	(126)	—	(33)	(159)	(2,626)	60,729	58,103	152	(158)	(6)
JP Morgan IT Mid Cap Value (Pinnacle )	(352)	8,239	(11,635)	(3,748)	—	(520)	—	(14)	(534)	(4,282)	95,064	90,782	118	(137)	(19)
JP Morgan IT Mid Cap Value (Pinnacle IV )	(2,986)	111,968	(133,537)	(24,555)	—	(66,948)	(16,629)	(204)	(83,781)	(108,336)	683,534	575,198	—	(2,975)	(2,975)
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E )	(620)	15,012	(23,348)	(8,956)	—	(19,796)	70,229	(193)	50,240	41,284	189,154	230,438	3,389	(781)	2,608
JP Morgan IT Mid Cap Value (Pinnacle Plus )	(62)	34,208	(34,770)	(624)	—	(9,963)	(70,229)	(41)	(80,233)	(80,857)	85,325	4,468	—	(2,895)	(2,895)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	362	11	(628)	(255)	—	(189)	—	(1)	(190)	(445)	9,845	9,400	—	(8)	(8)
Morgan Stanley UIF Emerging Markets Debt (IQ3 )	53	3	(91)	(35)	—	—	—	(4)	(4)	(39)	1,375	1,336	875	(875)	—
Morgan Stanley UIF Emerging Markets Debt (Pinnacle )	8,910	4,322	(15,760)	(2,528)	—	(80,124)	242	(52)	(79,934)	(82,462)	225,093	142,631	3,892	(6,630)	(2,738)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	2,595	1,300	(5,350)	(1,455)	—	(9,762)	—	(28)	(9,790)	(11,245)	69,845	58,600	4,267	(4,683)	(416)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E )	596	(18)	(890)	(312)	—	—	—	(6)	(6)	(318)	14,176	13,858	1,599	(1,599)	—
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	9	24	15	48	—	—	—	(9)	(9)	39	4,797	4,836	4,953	(4,954)	(1)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	(58)	12,835	(12,114)	663	—	(29,341)	—	(14)	(29,355)	(28,692)	29,994	1,302	1,495	(2,332)	(837)
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )	(269)	2,631	(1,710)	652	—	(5,018)	—	(46)	(5,064)	(4,412)	123,044	118,632	—	(160)	(160)
Morgan Stanley UIF U.S. Real Estate (IQ3 )	(90)	429	172	511	—	—	—	(48)	(48)	463	74,286	74,749	1,263	(1,264)	(1)
Morgan Stanley UIF U.S. Real Estate (Pinnacle )	(411)	50,511	(32,210)	17,890	6,508	(38,476)	(291,348)	(180)	(323,496)	(305,606)	773,885	468,279	2,161	(9,337)	(7,176)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	(795)	235,259	(249,619)	(15,155)	—	(581,927)	(40,625)	(180)	(622,732)	(637,887)	1,414,584	776,697	—	(18,635)	(18,635)
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge )	(16)	7	1,046	1,037	—	—	63,729	—	63,729	64,766	—	64,766	11,017	(4,618)	6,399
American Funds Managed Risk Asset Allocation (AnnuiChoice )	—	2	(4)	(2)	—	—	—	(2)	(2)	(4)	95	91	614	(614)	—
American Funds Managed Risk Asset Allocation (AnnuiChoice II )	247	1,401	(3,804)	(2,156)	11,000	(1,874)	21,382	(79)	30,429	28,273	69,590	97,863	5,407	(2,489)	2,918
American Funds Managed Risk Asset Allocation (GrandMaster flex3 )	5	117	(365)	(243)	—	(856)	4,933	(8)	4,069	3,826	1,646	5,472	404	(22)	382
American Funds Managed Risk Asset Allocation (Pinnacle )	(53)	509	(320)	136	—	(24)	(9,495)	(62)	(9,581)	(9,445)	10,049	604	—	(905)	(905)
American Funds Managed Risk Asset Allocation (Pinnacle IV )	7	316	(669)	(346)	—	(3,345)	(3,013)	(31)	(6,389)	(6,735)	19,635	12,900	8,494	(9,109)	(615)
American Funds Managed Risk Asset Allocation (Pinnacle V )	326	20,949	(54,934)	(33,659)	644,324	(12,372)	(16,303)	(3,156)	612,493	578,834	781,482	1,360,316	121,292	(62,157)	59,135
Columbia VIT Small Cap Value Class 2 (AdvantEdge )	(2,099)	20,164	(33,376)	(15,311)	48	(53,454)	(1,044)	(510)	(54,960)	(70,271)	235,442	165,171	252	(2,927)	(2,675)
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II )	(650)	9,150	(16,618)	(8,118)	31,981	(977)	(2,171)	(335)	28,498	20,380	88,848	109,228	4,559	(3,211)	1,348
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 )	(151)	1,048	(2,104)	(1,207)	—	—	—	(2)	(2)	(1,209)	15,555	14,346	1,995	(1,995)	—
Columbia VIT Small Cap Value Class 2 (Grandmaster )	(352)	2,911	(6,238)	(3,679)	—	(336)	6,966	(4)	6,626	2,947	43,111	46,058	361	(46)	315
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus )	(1,097)	6,752	(13,049)	(7,394)	—	(7,995)	—	(182)	(8,177)	(15,571)	101,860	86,289	1	(392)	(391)
Columbia VIT Small Cap Value Class 2 (Pinnacle )	(67)	410	(1,210)	(867)	—	(31)	5,877	(7)	5,839	4,972	6,640	11,612	427	(149)	278
Columbia VIT Small Cap Value Class 2 (Pinnacle IV )	(362)	2,473	(5,214)	(3,103)	—	(2,445)	—	—	(2,445)	(5,548)	42,307	36,759	1,086	(1,204)	(118)
Columbia VIT Small Cap Value Class 2 (Pinnacle V )	(4,568)	40,327	(80,024)	(44,265)	165,464	(11,868)	15,606	(2,521)	166,681	122,416	404,392	526,808	20,506	(12,598)	7,908
Franklin Growth and Income VIP Fund (AdvantEdge )	2,465	7,735	(13,615)	(3,415)	—	(11,651)	(1,569)	(704)	(13,924)	(17,339)	147,387	130,048	3,739	(4,700)	(961)
Franklin Growth and Income VIP Fund (AnnuiChoice II )	7,353	27,838	(40,870)	(5,679)	—	(17,619)	115,342	(307)	97,416	91,737	263,270	355,007	7,092	(404)	6,688
Franklin Growth and Income VIP Fund (AnnuiChoice )	4,398	12,626	(20,263)	(3,239)	—	(5,730)	(15,336)	(161)	(21,227)	(24,466)	189,244	164,778	11,449	(12,444)	(995)
Franklin Growth and Income VIP Fund (GrandMaster flex3 )	5,593	19,959	(33,994)	(8,442)	—	(38,189)	3,034	(142)	(35,297)	(43,739)	303,575	259,836	52	(1,913)	(1,861)
Franklin Growth and Income VIP Fund (Grandmaster )	14,820	27,195	(58,714)	(16,699)	3,264	(27,583)	(638)	(82)	(25,039)	(41,738)	754,039	712,301	8,208	(9,446)	(1,238)
Franklin Growth and Income VIP Fund (IQ Annuity )	17,082	23,373	(58,456)	(18,001)	11,564	(153,632)	8,351	(411)	(134,128)	(152,129)	865,389	713,260	6,281	(12,948)	(6,667)
Franklin Growth and Income VIP Fund (Pinnacle )	14,286	45,826	(75,868)	(15,756)	7,325	(55,620)	(27,020)	(168)	(75,483)	(91,239)	800,806	709,567	4,135	(10,028)	(5,893)
Franklin Growth and Income VIP Fund (Pinnacle IV )	36,042	190,979	(266,583)	(39,562)	20,480	(295,052)	15,692	(450)	(259,330)	(298,892)	1,911,024	1,612,132	3,181	(16,029)	(12,848)
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	(5)	245	(229)	11	—	(846)	(28)	(1)	(875)	(864)	876	12	—	(67)	(67)
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E )	4,598	5,635	(14,001)	(3,768)	—	(19,481)	139,659	(293)	119,885	116,117	188,394	304,511	9,061	(1,686)	7,375
Franklin Growth and Income VIP Fund (Pinnacle Plus )	5,544	51,028	(65,458)	(8,886)	—	(76,636)	(132,180)	(129)	(208,945)	(217,831)	385,362	167,531	6,263	(17,555)	(11,292)
Franklin Growth and Income VIP Fund (Pinnacle V )	18,518	72,214	(115,076)	(24,344)	1,200	(103,260)	11,214	(4,090)	(94,936)	(119,280)	1,100,145	980,865	19,087	(26,824)	(7,737)
Franklin Income VIP Fund (AdvantEdge )	11,585	432	(38,849)	(26,832)	—	(46,462)	(68,704)	(563)	(115,729)	(142,561)	370,026	227,465	7,750	(16,576)	(8,826)
Franklin Income VIP Fund (AnnuiChoice II )	26,556	11,078	(104,082)	(66,448)	96,110	(53,738)	105,562	(406)	147,528	81,080	679,261	760,341	373,467	(363,496)	9,971
Franklin Income VIP Fund (AnnuiChoice )	6,078	1,372	(20,285)	(12,835)	—	(4,362)	(15,330)	(167)	(19,859)	(32,694)	171,576	138,882	22,984	(23,852)	(868)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (GrandMaster flex3 )	$36,042	$43,053	$(177,385)	$(98,290)	$360	$(129,699)	$(25,591)	$(611)	$(155,541)	$(253,831)	$1,270,348	$1,016,517	21,479	(28,649)	(7,170)
Franklin Income VIP Fund (Grandmaster )	28,642	10,334	(107,349)	(68,373)	5,631	(90,017)	(114,978)	(196)	(199,560)	(267,933)	945,172	677,239	61,563	(70,627)	(9,064)
Franklin Income VIP Fund (IQ Annuity )	33,479	34,644	(158,304)	(90,181)	480	(113,067)	18,484	(762)	(94,865)	(185,046)	1,144,246	959,200	36,942	(41,253)	(4,311)
Franklin Income VIP Fund (Pinnacle IV )	69,279	4,378	(253,804)	(180,147)	144,129	(538,759)	(893)	(499)	(396,022)	(576,169)	2,439,220	1,863,051	153,358	(171,359)	(18,001)
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E )	10,173	(1,969)	(38,426)	(30,222)	21,889	(100,200)	203,260	(285)	124,664	94,442	296,632	391,074	17,264	(7,702)	9,562
Franklin Income VIP Fund (Pinnacle Plus )	11,677	(41,715)	5,459	(24,579)	—	(159,769)	(215,860)	(204)	(375,833)	(400,412)	609,200	208,788	2,713	(22,245)	(19,532)
Franklin Income VIP Fund (Pinnacle V )	245,937	43,345	(1,014,532)	(725,250)	802,276	(1,066,822)	1,290,586	(2,925)	1,023,115	297,865	7,261,695	7,559,560	786,306	(707,360)	78,946
Franklin Large Cap Growth VIP Fund (AdvantEdge )	(2,403)	71,655	(61,006)	8,246	22,656	(52,731)	(11,637)	(1,457)	(43,169)	(34,923)	203,422	168,499	8,370	(11,197)	(2,827)
Franklin Large Cap Growth VIP Fund (AnnuiChoice II )	(2,472)	62,895	(51,363)	9,060	1,876	(4,514)	19,202	(489)	16,075	25,135	229,833	254,968	4,810	(3,906)	904
Franklin Large Cap Growth VIP Fund (AnnuiChoice )	(534)	25,270	(21,421)	3,315	—	(2,170)	(31,630)	(23)	(33,823)	(30,508)	77,987	47,479	3,043	(4,598)	(1,555)
Franklin Large Cap Growth VIP Fund (GrandMaster flex3 )	(119)	4,827	(3,105)	1,603	—	(10,859)	43,955	(11)	33,085	34,688	10,275	44,963	3,343	(1,661)	1,682
Franklin Large Cap Growth VIP Fund (Grandmaster )	(439)	9,759	(8,016)	1,304	4,479	(487)	(1,270)	(10)	2,712	4,016	36,569	40,585	152	(33)	119
Franklin Large Cap Growth VIP Fund (IQ Annuity )	(3,045)	113,207	(91,992)	18,170	—	(5,423)	(116,067)	(62)	(121,552)	(103,382)	301,440	198,058	2,737	(8,340)	(5,603)
Franklin Large Cap Growth VIP Fund (Pinnacle )	(1,286)	28,994	(22,041)	5,667	633	(24,823)	6,001	(80)	(18,269)	(12,602)	125,730	113,128	1	(855)	(854)
Franklin Large Cap Growth VIP Fund (Pinnacle IV )	(7,383)	183,668	(151,729)	24,556	25,034	(30,343)	(28,479)	(93)	(33,881)	(9,325)	600,847	591,522	26,244	(27,886)	(1,642)
Franklin Large Cap Growth VIP Fund (Pinnacle II Reduced M&E )	(25)	2,240	(1,738)	477	—	(6,273)	—	1	(6,272)	(5,795)	5,795	—	—	(287)	(287)
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E )	(680)	19,634	(15,372)	3,582	—	(4,391)	9,091	(157)	4,543	8,125	74,531	82,656	2,619	(2,332)	287
Franklin Large Cap Growth VIP Fund (Pinnacle Plus )	(2,090)	35,920	(28,173)	5,657	—	(18,490)	(1,393)	(118)	(20,001)	(14,344)	141,735	127,391	29,235	(30,317)	(1,082)
Franklin Large Cap Growth VIP Fund (Pinnacle V )	(13,493)	300,430	(248,040)	38,897	67,974	(72,007)	(9,122)	(3,325)	(16,480)	22,417	998,158	1,020,575	26,686	(27,969)	(1,283)
Franklin Mutual Shares VIP Fund (AdvantEdge )	22,169	182,321	(302,106)	(97,616)	8,447	(144,590)	(32,660)	(11,427)	(180,230)	(277,846)	1,725,223	1,447,377	5,539	(19,098)	(13,559)
Franklin Mutual Shares VIP Fund (AnnuiChoice II )	13,411	75,756	(132,004)	(42,837)	171,929	(42,580)	31,678	(3,123)	157,904	115,067	657,717	772,784	30,727	(18,925)	11,802
Franklin Mutual Shares VIP Fund (AnnuiChoice )	5,127	23,256	(42,121)	(13,738)	58,501	(63,366)	(20,998)	(233)	(26,096)	(39,834)	243,161	203,327	15,421	(16,610)	(1,189)
Franklin Mutual Shares VIP Fund (GrandMaster flex3 )	10,162	53,249	(106,202)	(42,791)	360	(30,846)	(33,367)	(299)	(64,152)	(106,943)	737,218	630,275	2,424	(5,413)	(2,989)
Franklin Mutual Shares VIP Fund (IQ Advisor Standard )	292	813	(1,748)	(643)	—	—	—	—	—	(643)	11,673	11,030	—	—	—
Franklin Mutual Shares VIP Fund (IQ Annuity )	5,076	32,622	(57,077)	(19,379)	1,386	(5,493)	4,821	(242)	472	(18,907)	300,390	281,483	5,097	(5,094)	3
Franklin Mutual Shares VIP Fund (Pinnacle )	9,002	54,669	(95,354)	(31,683)	450	(45,745)	(98)	(164)	(45,557)	(77,240)	566,292	489,052	5,548	(7,597)	(2,049)
Franklin Mutual Shares VIP Fund (Pinnacle IV )	18,172	119,420	(206,285)	(68,693)	3,732	(117,967)	15,406	(410)	(99,239)	(167,932)	1,178,932	1,011,000	133,371	(137,991)	(4,620)
Franklin Mutual Shares VIP Fund (Pinnacle II Reduced M&E )	(4)	259	(219)	36	—	(848)	(27)	(1)	(876)	(840)	840	—	7	(45)	(38)
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E )	3,238	11,174	(27,272)	(12,860)	—	(16,631)	166,021	(106)	149,284	136,424	85,994	222,418	18,624	(8,813)	9,811
Franklin Mutual Shares VIP Fund (Pinnacle Plus )	3,828	9,007	(26,819)	(13,984)	—	(89,120)	(159,234)	(199)	(248,553)	(262,537)	417,104	154,567	3,633	(16,644)	(13,011)
Franklin Mutual Shares VIP Fund (Pinnacle V )	68,862	454,946	(810,579)	(286,771)	836,112	(468,475)	16,877	(19,214)	365,300	78,529	4,014,955	4,093,484	472,934	(441,895)	31,039
Franklin Mutual Shares VIP Fund(Grandmaster )	7,528	62,843	(94,228)	(23,857)	—	(53,419)	(73,989)	(83)	(127,491)	(151,348)	463,777	312,429	41,649	(47,623)	(5,974)
Franklin Small Cap Value VIP Fund (AdvantEdge )	(591)	11,821	(18,053)	(6,823)	4,607	(7,215)	15,305	(317)	12,380	5,557	76,642	82,199	1,468	(629)	839
Franklin Small Cap Value VIP Fund (Annuichoice II )	(544)	9,332	(12,796)	(4,008)	13,160	(3,126)	8,403	(74)	18,363	14,355	38,700	53,055	4,837	(3,482)	1,355
Franklin Small Cap Value VIP Fund (Annuichoice )	(45)	4,782	(6,040)	(1,303)	—	(1,007)	(22,555)	(22)	(23,584)	(24,887)	24,887	—	731	(2,463)	(1,732)
Franklin Small Cap Value VIP Fund (Grandmaster )	(789)	22,878	(30,402)	(8,313)	—	(6,340)	(42,901)	(6)	(49,247)	(57,560)	156,786	99,226	9	(3,454)	(3,445)
Franklin Small Cap Value VIP Fund (Grandmaster flex3 )	(215)	4,318	(6,233)	(2,130)	—	(750)	3,456	(12)	2,694	564	21,549	22,113	254	(58)	196
Franklin Small Cap Value VIP Fund (IQ Annuity )	(924)	16,612	(27,226)	(11,538)	702	(8,818)	(100,866)	(45)	(109,027)	(120,565)	196,376	75,811	1,985	(10,150)	(8,165)
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E )	(43)	1,587	(2,555)	(1,011)	—	—	3,376	(2)	3,374	2,363	8,087	10,450	198	—	198
Franklin Small Cap Value VIP Fund (Pinnacle Plus )	(682)	(3,323)	(3,188)	(7,193)	—	(16,218)	2,662	(22)	(13,578)	(20,771)	68,965	48,194	—	(1,176)	(1,176)
Franklin Small Cap Value VIP Fund (Pinnacle )	(1,105)	29,202	(41,213)	(13,116)	—	(16,893)	(11,134)	(32)	(28,059)	(41,175)	172,081	130,906	20,064	(22,123)	(2,059)
Franklin Small Cap Value VIP Fund (Pinnacle IV )	(1,098)	22,293	(32,883)	(11,688)	975	(2,310)	(6,911)	(36)	(8,282)	(19,970)	140,796	120,826	698	(1,304)	(606)
Franklin Small Cap Value VIP Fund (Pinnacle V )	(2,987)	67,571	(95,186)	(30,602)	18,493	(99,879)	20,334	(433)	(61,485)	(92,087)	375,000	282,913	5,339	(10,051)	(4,712)
Invesco VI American Franchise (AdvantEdge )	(215)	580	64	429	—	—	(789)	(121)	(910)	(481)	13,492	13,011	5	(59)	(54)
Invesco VI American Franchise (AnnuiChoice II )	(289)	598	712	1,021	—	(125)	17,543	(73)	17,345	18,366	16,597	34,963	1,117	(191)	926
Invesco VI American Franchise (GrandMaster flex3 )	(207)	102	508	403	—	—	—	—	—	403	12,860	13,263	2,952	(2,952)	—
Invesco VI American Franchise (Grandmaster )	(74)	54	203	183	—	—	—	—	—	183	5,469	5,652	43	(43)	—
Invesco VI American Franchise (IQ Annuity )	(3)	14	4	15	453	(432)	82	(3)	100	115	—	115	1,466	(1,461)	5
Invesco VI American Franchise (Pinnacle Plus Reduced M&E )	(3)	53	(33)	17	—	(2,403)	—	(1)	(2,404)	(2,387)	2,387	—	723	(869)	(146)
Invesco VI American Franchise (Pinnacle Plus )	(1,240)	15,400	(9,558)	4,602	—	(3,038)	(76,869)	(54)	(79,961)	(75,359)	106,476	31,117	449	(4,345)	(3,896)
Invesco VI American Franchise (Pinnacle )	(255)	989	(100)	634	—	(3,968)	(97)	(19)	(4,084)	(3,450)	20,894	17,444	2,754	(2,929)	(175)
Invesco VI American Franchise (Pinnacle IV )	(2,149)	13,243	(6,204)	4,890	—	(15,589)	1,087	(32)	(14,534)	(9,644)	151,642	141,998	2,065	(2,686)	(621)
Invesco VI American Franchise (Pinnacle V )	(1,252)	29,590	(26,608)	1,730	—	(61,004)	(767)	(189)	(61,960)	(60,230)	123,602	63,372	15,698	(19,693)	(3,995)
Invesco VI American Value (AdvantEdge )	(5,559)	60,806	(92,329)	(37,082)	22,464	(60,007)	(25,887)	(2,086)	(65,516)	(102,598)	399,141	296,543	8,472	(12,570)	(4,098)
Invesco VI American Value (AnnuiChoice II )	(4,146)	58,237	(95,501)	(41,410)	64,831	(10,225)	156,005	(702)	209,909	168,499	209,771	378,270	14,380	(1,714)	12,666
Invesco VI American Value (AnnuiChoice )	(28)	342	(594)	(280)	—	(99)	—	(10)	(109)	(389)	2,789	2,400	28	(35)	(7)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco VI American Value (Grandmaster flex3 )	$(34)	$(2)	$(1,368)	$(1,404)	$—	$—	$30,955	$—	$30,955	$29,551	$—	$29,551	2,029	—	2,029
Invesco VI American Value (Grandmaster )	(361)	(474)	(1,329)	(2,164)	—	—	(26,366)	(2)	(26,368)	(28,532)	28,532	—	76	(1,801)	(1,725)
Invesco VI American Value (IQ Annuity )	(1,138)	4,495	(8,234)	(4,877)	—	—	(94,576)	(1)	(94,577)	(99,454)	112,105	12,651	139	(6,099)	(5,960)
Invesco VI American Value (Pinnacle Plus Reduced M&E )	(349)	2,675	(5,377)	(3,051)	—	(7,754)	—	(16)	(7,770)	(10,821)	32,759	21,938	27	(491)	(464)
Invesco VI American Value (Pinnacle Plus )	(3,498)	16,404	(29,823)	(16,917)	—	(17,322)	(93,669)	(52)	(111,043)	(127,960)	252,690	124,730	—	(6,964)	(6,964)
Invesco VI American Value II (Pinnacle V )	(8,831)	76,560	(144,051)	(76,322)	240,399	(30,499)	39,134	(3,227)	245,807	169,485	443,940	613,425	56,716	(41,799)	14,917
Invesco VI American Value II (Pinnacle )	(477)	1,593	(8,173)	(7,057)	730	(13,447)	23,443	(44)	10,682	3,625	21,471	25,096	1,946	(1,547)	399
Invesco VI American Value II (Pinnacle IV )	(858)	4,505	(9,450)	(5,803)	—	(9,449)	(15,507)	(40)	(24,996)	(30,799)	67,654	36,855	320	(1,926)	(1,606)
Invesco VI Comstock (AdvantEdge )	235	8,235	(24,642)	(16,172)	—	(14,335)	6,365	(884)	(8,854)	(25,026)	228,342	203,316	6,146	(6,670)	(524)
Invesco VI Comstock (AnnuiChoice II )	2,527	10,116	(43,294)	(30,651)	101,304	(23,695)	108,821	(1,460)	184,970	154,319	302,754	457,073	18,220	(6,202)	12,018
Invesco VI Comstock (AnnuiChoice )	365	875	(5,131)	(3,891)	—	(1,037)	—	(1)	(1,038)	(4,929)	55,385	50,456	1,181	(1,223)	(42)
Invesco VI Comstock (GrandMaster flex3 )	151	3,100	(12,905)	(9,654)	—	(2,588)	—	(23)	(2,611)	(12,265)	128,988	116,723	—	(110)	(110)
Invesco VI Comstock (Grandmaster )	(750)	42,836	(42,055)	31	—	(5,933)	(142,346)	(29)	(148,308)	(148,277)	192,436	44,159	2,320	(8,292)	(5,972)
Invesco VI Comstock (IQ Annuity )	59	334	(2,362)	(1,969)	—	—	—	(19)	(19)	(1,988)	26,107	24,119	3,120	(3,121)	(1)
Invesco VI Comstock (Pinnacle Plus Reduced M&E )	335	1,892	(7,356)	(5,129)	—	(16,100)	17,842	(52)	1,690	(3,439)	76,357	72,918	1,695	(1,565)	130
Invesco VI Comstock (Pinnacle Plus )	2	1,582	(6,091)	(4,507)	—	(1,536)	(17,842)	(96)	(19,474)	(23,981)	67,633	43,652	747	(1,698)	(951)
Invesco VI Comstock (Pinnacle )	270	1,093	(7,691)	(6,328)	—	(6,358)	3,861	(18)	(2,515)	(8,843)	89,164	80,321	2,522	(2,620)	(98)
Invesco VI Comstock (Pinnacle IV )	564	35,034	(56,435)	(20,837)	22,577	(67,844)	(6,123)	(65)	(51,455)	(72,292)	312,036	239,744	1,754	(3,955)	(2,201)
Invesco VI Comstock (Pinnacle II Reduced M&E )	(8)	837	(767)	62	—	(2,298)	—	(2)	(2,300)	(2,238)	2,238	—	—	(92)	(92)
Invesco VI Comstock (Pinnacle V )	3,936	28,158	(135,382)	(103,288)	449,410	(23,625)	18,795	(7,458)	437,122	333,834	1,003,233	1,337,067	116,220	(82,437)	33,783
Invesco VI International Growth Class II (Advantedge )	(339)	1,120	(4,679)	(3,898)	—	(4,679)	(368)	(198)	(5,245)	(9,143)	101,994	92,851	2,772	(3,237)	(465)
Invesco VI International Growth Class II (IQ Advisor Enhanced )	334	(367)	(8,810)	(8,843)	45,599	(176)	(4,879)	(415)	40,129	31,286	163,804	195,090	13,614	(10,130)	3,484
Invesco VI International Growth Class II (Pinnacle Plus )	103	3,510	(10,701)	(7,088)	—	(5,856)	35,832	(6)	29,970	22,882	80,626	103,508	6,287	(3,838)	2,449
Invesco VI International Growth Class II (Pinnacle )	(192)	3,011	(5,390)	(2,571)	—	(4,865)	(7,683)	(49)	(12,597)	(15,168)	80,474	65,306	372	(1,499)	(1,127)
Invesco VI International Growth Class II (Pinnacle V )	(482)	9,314	(42,498)	(33,666)	217,417	(48,858)	33,164	(2,916)	198,807	165,141	472,225	637,366	59,017	(41,493)	17,524
Invesco VI International Growth II (Grandmaster )	128	(27)	(3,143)	(3,042)	—	—	32,185	(29)	32,156	29,114	—	29,114	2,740	(3)	2,737
Templeton Foreign VIP Fund (IQ Annuity )	5,637	20,514	(49,186)	(23,035)	1,405	(21,859)	15,980	(206)	(4,680)	(27,715)	310,050	282,335	6,678	(6,860)	(182)
Templeton Foreign VIP (Pinnacle )	4,107	16,618	(34,230)	(13,505)	—	(59,314)	6,685	(73)	(52,702)	(66,207)	248,513	182,306	3,553	(6,041)	(2,488)
Templeton Foreign VIP (Pinnacle IV )	15,731	53,018	(126,142)	(57,393)	28,608	(150,182)	(47,695)	(337)	(169,606)	(226,999)	927,668	700,669	3,025	(11,306)	(8,281)
Templeton Foreign VIP (Pinnacle II Reduced M&E )	(8)	317	(135)	174	—	(1,947)	—	1	(1,946)	(1,772)	1,772	—	—	(86)	(86)
Templeton Foreign VIP (Pinnacle V )	26,869	65,833	(231,959)	(139,257)	321,366	(163,159)	73,329	(6,878)	224,658	85,401	1,514,587	1,599,988	114,784	(91,547)	23,237
Templeton Foreign VIP Fund (AnnuiChoice II )	6,051	11,662	(44,768)	(27,055)	72,516	(2,920)	9,835	(770)	78,661	51,606	274,751	326,357	27,959	(21,322)	6,637
Templeton Foreign VIP Fund (AnnuiChoice )	1,447	3,070	(9,183)	(4,666)	9,773	(14,349)	112	(51)	(4,515)	(9,181)	64,720	55,539	3,318	(3,539)	(221)
Templeton Foreign VIP Fund (AdvantEdge )	7,125	14,808	(55,909)	(33,976)	120	(24,734)	(5,740)	(2,673)	(33,027)	(67,003)	477,845	410,842	5,678	(8,777)	(3,099)
Templeton Foreign VIP Fund (GrandMaster flex3 )	5,588	7,074	(38,573)	(25,911)	—	(12,434)	(436)	(221)	(13,091)	(39,002)	342,015	303,013	3,412	(4,056)	(644)
Templeton Foreign VIP Fund (Grandmaster )	2,058	852	(9,624)	(6,714)	—	(14,213)	(4,558)	(31)	(18,802)	(25,516)	119,092	93,576	559	(1,422)	(863)
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E )	2,480	(5,046)	(11,040)	(13,606)	—	(46,638)	137,916	(65)	91,213	77,607	77,922	155,529	9,375	(1,371)	8,004
Templeton Foreign VIP Fund (Pinnacle Plus )	3,493	(14,410)	2,039	(8,878)	—	(118,621)	(136,245)	(197)	(255,063)	(263,941)	422,490	158,549	234	(13,903)	(13,669)
Templeton Global Bond VIP Fund (Pinnacle )*	3,646	(374)	(6,805)	(3,533)	—	(7,789)	18,132	—	10,343	6,810	63,866	70,676	36,943	(35,819)	1,124
Templeton Global Bond VIP Fund (Grandmaster )*	294	(1,071)	94	(683)	—	(1,037)	35,472	(10)	34,425	33,742	6,186	39,928	45,970	(42,280)	3,690
Templeton Global Bond VIP Fund (GrandMaster flex3 )*	5,081	189	(13,472)	(8,202)	—	(3,795)	108,455	(62)	104,598	96,396	46,835	143,231	95,622	(84,835)	10,787
Templeton Global Bond VIP Fund (Pinnacle V )*	3,458	(916)	(5,254)	(2,712)	—	(5,017)	2,773	(31)	(2,275)	(4,987)	51,523	46,536	106,978	(107,201)	(223)
Templeton Global Bond VIP Fund (Pinnacle IV )*	13,697	(7,321)	(19,619)	(13,243)	14,545	(42,250)	39,288	(30)	11,553	(1,690)	178,358	176,668	115,236	(114,297)	939
Templeton Global Bond VIP Fund (AnnuiChoice II )*	19,277	718	(36,126)	(16,131)	—	(832)	20,552	(100)	19,620	3,489	292,424	295,913	7,948	(5,871)	2,077
Templeton Growth VIP Fund (AdvantEdge )	884	2,382	(10,398)	(7,132)	—	(5,169)	2,237	(627)	(3,559)	(10,691)	94,097	83,406	609	(908)	(299)
Templeton Growth VIP Fund (AnnuiChoice II )	1,791	7,629	(20,668)	(11,248)	—	(5,998)	42,692	(191)	36,503	25,255	97,177	122,432	14,462	(11,512)	2,950
Templeton Growth VIP Fund (AnnuiChoice )	427	58	(2,504)	(2,019)	—	—	28	(15)	13	(2,006)	27,208	25,202	2,181	(2,180)	1
Templeton Growth VIP Fund (GrandMaster flex3 )	3,990	5,541	(38,196)	(28,665)	360	(52,370)	(266)	(199)	(52,475)	(81,140)	391,083	309,943	215	(3,041)	(2,826)
Templeton Growth VIP Fund (Grandmaster )	1,057	4,070	(11,728)	(6,601)	—	(16,306)	—	(11)	(16,317)	(22,918)	99,999	77,081	573	(1,406)	(833)
Templeton Growth VIP Fund (IQ Advisor Standard )	216	3	(993)	(774)	—	—	—	—	—	(774)	10,975	10,201	—	—	—
Templeton Growth VIP Fund (IQ Annuity )	2,577	8,306	(28,098)	(17,215)	453	(30,566)	3,135	(176)	(27,154)	(44,369)	241,533	197,164	3,699	(5,114)	(1,415)
Templeton Growth VIP Fund (Pinnacle )	1,765	1,077	(13,824)	(10,982)	—	(6,672)	94	(56)	(6,634)	(17,616)	146,904	129,288	9,099	(9,441)	(342)
Templeton Growth VIP Fund (Pinnacle IV )	8,448	62,080	(126,482)	(55,954)	9,272	(100,398)	(11,562)	(80)	(102,768)	(158,722)	790,508	631,786	1,541	(6,925)	(5,384)
Templeton Growth VIP Fund (Pinnacle II Reduced M&E )	167	28	(1,046)	(851)	—	—	—	(5)	(5)	(856)	11,330	10,474	—	—	—
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E )	707	(527)	(7,949)	(7,769)	—	(8,272)	48,596	(54)	40,270	32,501	50,960	83,461	9,452	(6,656)	2,796
Templeton Growth VIP Fund (Pinnacle Plus )	1,584	(12,228)	4,714	(5,930)	—	(98,818)	(48,596)	(53)	(147,467)	(153,397)	235,699	82,302	1,731	(10,057)	(8,326)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (Pinnacle V )	$6,749	$76,783	$(132,870)	$(49,338)	$14,193	$(212,370)	$(30,711)	$(1,279)	$(230,167)	$(279,505)	$812,299	$532,794	41,728	(65,240)	(23,512)
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge )	7,036	(145)	(12,876)	(5,985)	22,464	(1,955)	941	(1,219)	20,231	14,246	166,459	180,705	7,727	(6,222)	1,505
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	4,456	(3,300)	(3,853)	(2,697)	19,691	(9,976)	(7,455)	(78)	2,182	(515)	72,853	72,338	8,055	(7,966)	89
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	4,086	(13)	(6,131)	(2,058)	41,179	(41,183)	—	(94)	(98)	(2,156)	95,277	93,121	1,492	(1,499)	(7)
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	4,721	(208)	(7,953)	(3,440)	—	(395)	321	(3)	(77)	(3,517)	126,963	123,446	18,203	(18,209)	(6)
Morgan Stanley UIF Emerging Markets Debt (Grandmaster )	45	(1)	(73)	(29)	—	—	—	(1)	(1)	(30)	1,147	1,117	2,525	(2,525)	—
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity )	5,774	36	(9,825)	(4,015)	—	(5,774)	2,260	(150)	(3,664)	(7,679)	154,632	146,953	3,149	(3,318)	(169)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	1,940	(1,185)	(1,948)	(1,193)	—	(8,069)	(1,854)	(46)	(9,969)	(11,162)	58,027	46,865	10,698	(11,450)	(752)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E )	2,057	(739)	(3,514)	(2,196)	—	(4,230)	47,382	(103)	43,049	40,853	44,708	85,561	4,392	(428)	3,964
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus )	4,377	(5,844)	(695)	(2,162)	—	(1,860)	(47,382)	(174)	(49,416)	(51,578)	127,758	76,180	29	(2,628)	(2,599)
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V )	10,553	(8,060)	(8,280)	(5,787)	32,512	(115,407)	(15,674)	(954)	(99,523)	(105,310)	388,209	282,899	34,615	(42,107)	(7,492)
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge )	(3,083)	5,921	(46,619)	(43,781)	27,071	(20,035)	(2,881)	(2,296)	1,859	(41,922)	375,580	333,658	7,558	(7,032)	526
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II )	(278)	(240)	(9,401)	(9,919)	5,452	(1,149)	14,636	(159)	18,780	8,861	62,434	71,295	6,835	(5,359)	1,476
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice )	(168)	1,647	(10,055)	(8,576)	26,438	(26,821)	(29,187)	(52)	(29,622)	(38,198)	90,769	52,571	693	(1,637)	(944)
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3 )	(1,138)	3,884	(20,107)	(17,361)	—	(14,408)	7,263	(81)	(7,226)	(24,587)	149,302	124,715	835	(1,075)	(240)
Morgan Stanley UIF Emerging Markets Equity (Grandmaster )	(1,408)	(14,602)	(7,710)	(23,720)	3,998	(27,397)	(223,842)	(94)	(247,335)	(271,055)	345,104	74,049	115	(8,325)	(8,210)
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity )	(2,278)	9,491	(45,463)	(38,250)	—	(4,139)	118	(177)	(4,198)	(42,448)	331,703	289,255	952	(1,047)	(95)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle )	(714)	2,356	(15,010)	(13,368)	—	(24,434)	7,933	(103)	(16,604)	(29,972)	134,729	104,757	2,566	(3,063)	(497)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV )	(3,134)	(4,204)	(42,586)	(49,924)	25,469	(69,872)	(152,169)	(283)	(196,855)	(246,779)	536,762	289,983	1,299	(7,896)	(6,597)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E )	(246)	(316)	(5,957)	(6,519)	—	(12,674)	50,905	(45)	38,186	31,667	36,776	68,443	4,627	(131)	4,496
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus )	(3,425)	(2,462)	(26,303)	(32,190)	—	(129,424)	(51,651)	(243)	(181,318)	(213,508)	440,049	226,541	185	(6,961)	(6,776)
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V )	(6,367)	16,151	(93,432)	(83,648)	46,837	(185,795)	(460)	(2,586)	(142,004)	(225,652)	861,606	635,954	28,342	(43,671)	(15,329)
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E )	(153)	2,706	1,641	4,194	—	(19,934)	94,673	(125)	74,614	78,808	86,729	165,537	7,515	(2,636)	4,879
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus )	(2,093)	28,916	(32,116)	(5,293)	—	(117,453)	(192,320)	(413)	(310,186)	(315,479)	631,661	316,182	3,754	(14,765)	(11,011)
Morgan Stanley UIF U.S. Real Estate (AdvantEdge )	(1,309)	12,310	(9,965)	1,036	1,872	(17,048)	(2,573)	(1,776)	(19,525)	(18,489)	315,032	296,543	4,961	(6,256)	(1,295)
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	70	2,645	(1,082)	1,633	27,173	(7,447)	106,807	(221)	126,312	127,945	153,549	281,494	19,414	(8,747)	10,667
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	10	388	(333)	65	—	(116)	(1,720)	(12)	(1,848)	(1,783)	4,346	2,563	8,057	(8,208)	(151)
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3 )	(257)	3,792	(3,552)	(17)	—	(3,630)	4,207	(43)	534	517	64,777	65,294	7,949	(7,923)	26
Morgan Stanley UIF U.S. Real Estate (Grandmaster )	(108)	4,344	(3,780)	456	—	(13,233)	7,103	(20)	(6,150)	(5,694)	82,087	76,393	4,918	(5,095)	(177)
Morgan Stanley UIF U.S. Real Estate (IQ Annuity )	(346)	43,839	(43,957)	(464)	983	(6,824)	(66,635)	(127)	(72,603)	(73,067)	247,538	174,471	227	(2,387)	(2,160)
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	(2,090)	68,491	(65,339)	1,062	3,276	(209,976)	9,769	(343)	(197,274)	(196,212)	648,304	452,092	66,050	(83,249)	(17,199)
Morgan Stanley UIF U.S. Real Estate (Pinnacle V )	(4,413)	89,890	(77,370)	8,107	136,091	(205,044)	(15,507)	(3,297)	(87,757)	(79,650)	1,127,099	1,047,449	58,010	(64,820)	(6,810)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge )	(4,507)	28,818	(8,825)	15,486	—	(40,816)	(11,985)	(1,072)	(53,873)	(38,387)	299,294	260,907	136	(3,968)	(3,832)
BlackRock Capital Appreciation VI (AnnuiChoice II )	(1,578)	14,454	(6,408)	6,468	1,876	(631)	78,398	(249)	79,394	85,862	109,033	194,895	12,988	(7,334)	5,654
BlackRock Capital Appreciation VI (Annuichoice )	(4)	26	(5)	17	—	—	—	(4)	(4)	13	313	326	1,001	(1,001)	—
BlackRock Capital Appreciation VI (Grandmaster flex3 )	(149)	785	(182)	454	—	—	—	(11)	(11)	443	9,159	9,602	164	(165)	(1)
BlackRock Capital Appreciation VI Class III (Grandmaster )	(810)	8,403	(10,892)	(3,299)	—	(17)	107,368	(17)	107,334	104,035	4,971	109,006	7,543	(138)	7,405
BlackRock Capital Appreciation VI Class III (Pinnacle )	(335)	3,092	(2,888)	(131)	—	(63)	37,025	(24)	36,938	36,807	9,194	46,001	5,576	(2,983)	2,593
BlackRock Capital Appreciation VI Class III (Pinnacle IV )	(712)	2,330	1,234	2,852	—	(12,614)	(1,282)	(80)	(13,976)	(11,124)	56,447	45,323	261	(1,264)	(1,003)
BlackRock Capital Appreciation VI Class III (Pinnacle V )	(13,127)	78,307	(25,720)	39,460	75,218	(19,237)	(18,881)	(2,314)	34,786	74,246	798,628	872,874	50,992	(48,496)	2,496
BlackRock Global Allocation VI (Advantedge )	(2,984)	27,045	(36,879)	(12,818)	—	(85,245)	(3,024)	(2,006)	(90,275)	(103,093)	515,472	412,379	2,434	(10,887)	(8,453)
BlackRock Global Allocation VI (AnnuiChoice II )	(72)	9,427	(14,206)	(4,851)	53,736	(10,078)	6,434	(63)	50,029	45,178	112,270	157,448	10,455	(6,070)	4,385
BlackRock Global Allocation VI (Annuichoice )	10	1,949	(2,716)	(757)	19,345	(21,772)	21	(30)	(2,436)	(3,193)	39,245	36,052	10,700	(10,921)	(221)
BlackRock Global Allocation VI (Grandmaster flex3 )	(941)	4,097	(7,415)	(4,259)	—	(31,835)	14,041	(190)	(17,984)	(22,243)	198,251	176,008	1,260	(2,877)	(1,617)
BlackRock Global Allocation VI (Grandmaster )	(49)	36	(115)	(128)	440	(4,038)	158	(11)	(3,451)	(3,579)	10,282	6,703	4,646	(4,957)	(311)
BlackRock Global Allocation VI Class III (Pinnacle )	(97)	519	(818)	(396)	—	(10,794)	11,038	(50)	194	(202)	20,968	20,766	20,109	(20,082)	27
BlackRock Global Allocation VI Class III (Pinnacle IV )	(171)	1,752	(2,684)	(1,103)	—	(8,603)	12,500	(69)	3,828	2,725	39,339	42,064	3,471	(3,127)	344
BlackRock Global Allocation VI Class III (Pinnacle V )	(1,255)	7,930	(16,349)	(9,674)	31,688	(61,072)	90,460	(460)	60,616	50,942	190,959	241,901	12,188	(6,948)	5,240
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)*	52	150	(852)	(650)	8,250	—	110	(33)	8,327	7,677	—	7,677	3,679	(2,900)	779
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV )*	(351)	5,886	(13,277)	(7,742)	62,745	(59,144)	22,779	(584)	25,796	18,054	105,588	123,642	78,612	(75,904)	2,708
Non-Affiliated Class 4:
American Funds Capital Income Builder (Pinnacle IV )	117	(2)	(1,116)	(1,001)	—	—	35,000	—	35,000	33,999	—	33,999	3,649	—	3,649
American Funds Capital Income Builder (Pinnacle V ) (Restated)**	1,641	(1,570)	(2,189)	(2,118)	105,264	(512)	671	(332)	105,091	102,973	—	102,973	16,392	(5,306)	11,086
American Funds Capital Income Builder (AnnuiChoice II )	2,124	(88)	(3,068)	(1,032)	135,634	(1,821)	8,185	—	141,998	140,966	—	140,966	16,874	(1,775)	15,099
American Funds Global Growth (AdvantEdge )*	(107)	1,990	(850)	1,033	—	—	11,594	(149)	11,445	12,478	8,427	20,905	13,276	(12,184)	1,092
See accompanying notes.
* - 2015 inception date of subaccount.
**For more information see "Error Correction" section of Note 1 to the financial statements.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Non-Affiliated Class 4 (continued):
American Funds Global Growth (AnnuiChoice )*	$203	$14	$(89)	$128	$—	$(720)	$30,464	$(3)	$29,741	$29,869	$—	$29,869	29,383	(26,711)	2,672
American Funds Global Growth (AnnuiChoice II )*	1,359	33,704	(45,458)	(10,395)	360,435	(1,686)	127,392	(34)	486,107	475,712	19,578	495,290	44,114	(1,518)	42,596
American Funds Global Growth (GrandMaster )*	2,324	245	(2,667)	(98)	—	(7,007)	401,953	(32)	394,914	394,816	—	394,816	94,819	(59,239)	35,580
American Funds Global Growth (GrandMaster flex3 )*	(73)	2,824	(2,069)	682	—	(70)	32,140	—	32,070	32,752	—	32,752	12,840	(9,876)	2,964
American Funds Global Growth (Pinnacle )*	(2)	38	(16)	20	—	(41)	—	(2)	(43)	(23)	408	385	4,214	(4,218)	(4)
American Funds Global Growth (Pinnacle IV )*	1,660	93	(855)	898	—	(2,851)	288,051	(23)	285,177	286,075	—	286,075	228,832	(202,998)	25,834
American Funds Global Growth (Pinnacle V )*	460	3,420	(3,311)	569	181,921	(1,380)	45,450	(1,044)	224,947	225,516	31,112	256,628	611,306	(591,040)	20,266
American Funds Growth (AnnuiChoice II )*	(258)	23,497	(18,437)	4,802	17,829	(983)	51,405	(32)	68,219	73,021	61,533	134,554	6,463	(534)	5,929
American Funds Growth (Pinnacle )*	(11)	174	(52)	111	—	(2,517)	—	—	(2,517)	(2,406)	2,406	—	2,454	(2,670)	(216)
American Funds Growth (Pinnacle IV )*	10	(2)	(66)	(58)	—	—	6,500	—	6,500	6,442	—	6,442	4,625	(4,074)	551
American Funds Growth (Pinnacle V )*	21	2,256	(2,047)	230	26,959	—	—	(6)	26,953	27,183	—	27,183	52,540	(50,209)	2,331
American Funds Growth-Income (AdvantEdge )*	1	3,485	(3,614)	(128)	—	—	24,587	(295)	24,292	24,164	—	24,164	15,234	(13,094)	2,140
American Funds Growth-Income (AnnuiChoice II )*	(2,339)	48,669	(39,233)	7,097	186,119	(5,619)	(417,560)	(206)	(237,266)	(230,169)	499,824	269,655	10,159	(30,380)	(20,221)
American Funds Growth-Income (GrandMaster )*	949	1,316	(3,872)	(1,607)	—	(4,166)	106,417	(14)	102,237	100,630	21,991	122,621	104,303	(95,432)	8,871
American Funds Growth-Income (Pinnacle )*	43	1,655	(1,833)	(135)	—	—	3,834	—	3,834	3,699	11,287	14,986	1,979	(1,652)	327
American Funds Growth-Income (Pinnacle IV )*	329	4,793	(6,567)	(1,445)	—	(8,304)	43,963	—	35,659	34,214	31,544	65,758	280,248	(277,220)	3,028
American Funds Growth-Income (Pinnacle V )*	2,121	58,299	(67,040)	(6,620)	608,765	(23,013)	39,609	(2,012)	623,349	616,729	131,532	748,261	677,441	(622,824)	54,617
American Funds New World (AdvantEdge )*	(118)	641	(1,161)	(638)	—	—	12,739	(148)	12,591	11,953	—	11,953	2,478	(1,129)	1,349
American Funds New World (AnnuiChoice )*	6	5	(158)	(147)	—	(508)	21,760	(2)	21,250	21,103	—	21,103	2,352	—	2,352
American Funds New World (AnnuiChoice II )*	(313)	4,432	(10,513)	(6,394)	48,234	(808)	77,862	(136)	125,152	118,758	6,678	125,436	13,373	(65)	13,308
American Funds New World (GrandMaster )*	(91)	(41)	(1,633)	(1,765)	—	(3,120)	223,766	(14)	220,632	218,867	—	218,867	24,567	—	24,567
American Funds New World (GrandMaster flex3 )*	(59)	382	(837)	(514)	—	(50)	9,596	—	9,546	9,032	—	9,032	1,972	(954)	1,018
American Funds New World (Pinnacle )*	(147)	208	(1,039)	(978)	—	(4,747)	21,226	—	16,479	15,501	19,241	34,742	3,131	(1,290)	1,841
American Funds New World (Pinnacle IV )*	(375)	(63)	(2,229)	(2,667)	—	(2,262)	202,454	(13)	200,179	197,512	29,857	227,369	22,434	(57)	22,377
American Funds New World (Pinnacle V )*	(933)	(6,240)	1,932	(5,241)	58,836	(32,958)	83,478	(605)	108,751	103,510	67,357	170,867	12,191	(154)	12,037
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle )	(1,520)	63,481	(90,963)	(29,002)	9,458	(37,813)	(24,546)	(133)	(53,034)	(82,036)	566,308	484,272	1,368	(3,420)	(2,052)
Deutsche Small Cap Index VIP (Pinnacle IV )	3	3,525	(4,425)	(897)	—	(9,119)	—	(2)	(9,121)	(10,018)	10,631	613	—	(405)	(405)
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E )	(3)	240	(413)	(176)	—	—	—	(7)	(7)	(183)	3,121	2,938	321	(321)	—
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge )	213	3,278	(5,213)	(1,722)	—	(15,742)	—	(67)	(15,809)	(17,531)	37,813	20,282	—	(979)	(979)
Deutsche Small Cap Index (AnnuiChoice II )	(550)	25,092	(56,672)	(32,130)	260,862	(3,423)	9,390	(137)	266,692	234,562	92,245	326,807	20,690	(4,981)	15,709
Deutsche Small Cap Index (AnnuiChoice )	(57)	1,984	(3,342)	(1,415)	12,417	(12,819)	—	(20)	(422)	(1,837)	24,452	22,615	8,006	(8,025)	(19)
Deutsche Small Cap Index (GrandMaster flex3 )	(612)	12,508	(16,424)	(4,528)	—	(5,082)	(6,674)	(17)	(11,773)	(16,301)	77,073	60,772	232	(752)	(520)
Deutsche Small Cap Index (Grandmaster )	(126)	2,929	(4,618)	(1,815)	—	(833)	291	(19)	(561)	(2,376)	25,282	22,906	1,191	(1,235)	(44)
Deutsche Small Cap Index (IQ3 )	(641)	12,933	(18,240)	(5,948)	453	(1,570)	(20,547)	(46)	(21,710)	(27,658)	103,079	75,421	498	(1,535)	(1,037)
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E )	(676)	11,715	(22,076)	(11,037)	—	(7,319)	19,597	(91)	12,187	1,150	161,501	162,651	1,671	(998)	673
Deutsche Small Cap Index (Pinnacle Plus )	(697)	9,010	(12,500)	(4,187)	—	(1,110)	(10,970)	(57)	(12,137)	(16,324)	82,225	65,901	738	(1,262)	(524)
Deutsche Small Cap Index VIP (Pinnacle IV )	(1,339)	59,090	(69,167)	(11,416)	—	(66,701)	14,579	(49)	(52,171)	(63,587)	247,684	184,097	172	(2,523)	(2,351)
Deutsche Small Cap Index VIP (Pinnacle V )	(1,406)	46,223	(55,629)	(10,812)	43,216	(58,274)	3,704	(480)	(11,834)	(22,646)	189,392	166,746	5,538	(6,359)	(821)
Advisor Class:
Pimco VIT All Asset (AdvantEdge )	2,506	(7,465)	(11,453)	(16,412)	—	(40,175)	(5,373)	(1,335)	(46,883)	(63,295)	203,214	139,919	2,574	(6,417)	(3,843)
Pimco VIT All Asset (IQ Annuity )	2,161	(321)	(14,971)	(13,131)	—	(7,543)	(4,081)	(87)	(11,711)	(24,842)	138,414	113,572	2,287	(3,233)	(946)
Pimco VIT All Asset (Pinnacle )	776	(298)	(4,904)	(4,426)	—	(5,661)	449	(9)	(5,221)	(9,647)	48,686	39,039	10,468	(10,885)	(417)
Pimco VIT All Asset (AnnuiChoice II )	2,026	(11,231)	(2,791)	(11,996)	1,876	(14,472)	(91,887)	(136)	(104,619)	(116,615)	216,740	100,125	762	(9,163)	(8,401)
Pimco VIT All Asset (AnnuiChoice )	346	(698)	(1,373)	(1,725)	—	—	(3,461)	(34)	(3,495)	(5,220)	18,339	13,119	10,266	(10,565)	(299)
Pimco VIT All Asset (GrandMaster flex3 )	(148)	(9,148)	5,807	(3,489)	—	(1,680)	(81,627)	(71)	(83,378)	(86,867)	88,027	1,160	2,806	(9,983)	(7,177)
Pimco VIT All Asset (Grandmaster )	6,301	(5,177)	(39,100)	(37,976)	—	(35,568)	—	(10)	(35,578)	(73,554)	386,661	313,107	20,218	(23,252)	(3,034)
Pimco VIT All Asset (Pinnacle IV )	8,175	(48,846)	(14,589)	(55,260)	—	(17,255)	(482,504)	(55)	(499,814)	(555,074)	964,195	409,121	559	(41,904)	(41,345)
Pimco VIT All Asset (Pinnacle Plus Reduced M&E )	574	(858)	(2,708)	(2,992)	—	(4,770)	17,298	(2)	12,526	9,534	16,212	25,746	1,131	(13)	1,118
Pimco VIT All Asset (Pinnacle Plus )	1,166	(8,888)	(1,424)	(9,146)	—	(8,345)	(80,009)	(112)	(88,466)	(97,612)	173,063	75,451	—	(7,389)	(7,389)
Pimco VIT All Asset (Pinnacle V )	6,404	(4,832)	(42,498)	(40,926)	50,512	(10,570)	(6,828)	(1,317)	31,797	(9,129)	357,556	348,427	26,914	(24,273)	2,641
Pimco VIT Commodity Real Return (Pinnacle )	3,311	(17,790)	(17,428)	(31,907)	303	(3,712)	5,135	(66)	1,660	(30,247)	114,544	84,297	1,892	(1,814)	78
Pimco VIT Commodity Real Return (Pinnacle IV )	2,609	(17,370)	(8,955)	(23,716)	10	(9,168)	6,665	(100)	(2,593)	(26,309)	92,797	66,488	23,953	(24,344)	(391)
Pimco VIT Commodity Real Return (Pinnacle V )	21,473	(86,535)	(184,122)	(249,184)	142,868	(68,915)	96,669	(2,861)	167,761	(81,423)	819,788	738,365	126,892	(90,360)	36,532
Pimco VIT Commodity Real Return Strategy (AdvantEdge )	11,137	(35,805)	(94,642)	(119,310)	4,679	(19,322)	86,214	(3,295)	68,276	(51,034)	406,903	355,869	19,967	(4,536)	15,431

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II )	$6,758	$(47,340)	$17,677	$(22,905)	$18,086	$(1,558)	$(36,714)	$(395)	$(20,581)	$(43,486)	$124,687	$81,201	20,474	(23,138)	(2,664)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice )	133	(1,164)	222	(809)	—	(1,638)	(107)	(14)	(1,759)	(2,568)	4,172	1,604	654	(1,028)	(374)
Pimco VIT Commodity Real Return Strategy (Grandmaster )	3,208	(25,322)	(511)	(22,625)	—	(937)	(27,409)	(41)	(28,387)	(51,012)	110,465	59,453	1,440	(7,081)	(5,641)
Pimco VIT Commodity Real Return Strategy (IQ Annuity )	3,934	(4,241)	(44,577)	(44,884)	1,124	(4,283)	41,771	(99)	38,513	(6,371)	144,906	138,535	53,657	(45,117)	8,540
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 )	431	(4,436)	317	(3,688)	—	(254)	(4,255)	(18)	(4,527)	(8,215)	16,123	7,908	1,143	(2,177)	(1,034)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E )	839	(4,745)	(2,650)	(6,556)	—	(7,028)	347	(18)	(6,699)	(13,255)	27,633	14,378	968	(2,129)	(1,161)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus )	2,657	(5,360)	(25,481)	(28,184)	—	(5,919)	92	(54)	(5,881)	(34,065)	106,894	72,829	241	(1,665)	(1,424)
Pimco VIT Long Term Government (AnnuiChoice II )	826	(2)	(4,156)	(3,332)	38,102	—	54,714	(6)	92,810	89,478	4,631	94,109	8,877	(2)	8,875
Pimco VIT Long Term Government (Pinnacle )	11	(10,006)	—	(9,995)	—	—	9,994	1	9,995	—	—	—	—	—	—
Pimco VIT Low Duration (AnnuiChoice II )	3,526	394	(5,158)	(1,238)	45,452	(7,157)	8,212	(165)	46,342	45,104	124,472	169,576	123,247	(119,205)	4,042
Pimco VIT Low Duration (AnnuiChoice )	68	2	(93)	(23)	—	(422)	(429)	(6)	(857)	(880)	3,659	2,779	5,377	(5,450)	(73)
Pimco VIT Low Duration (GrandMaster flex3 )	1,643	(145)	(2,715)	(1,217)	—	(1,198)	(5,657)	(21)	(6,876)	(8,093)	98,955	90,862	1,968,085	(1,968,694)	(609)
Pimco VIT Low Duration (Grandmaster )	4,519	6	(7,115)	(2,590)	24,000	(340)	—	(30)	23,630	21,040	203,343	224,383	144,022	(141,956)	2,066
Pimco VIT Low Duration (IQ Annuity )	11,610	174	(19,493)	(7,709)	—	(25,729)	(1,553)	(50)	(27,332)	(35,041)	638,708	603,667	139,019	(141,443)	(2,424)
Pimco VIT Low Duration (Pinnacle )	523	48	(872)	(301)	—	(1,489)	1,240	(36)	(285)	(586)	26,288	25,702	789,479	(789,505)	(26)
Pimco VIT Low Duration (Pinnacle IV )	1,015	(38)	(1,515)	(538)	—	(1,589)	11,012	(30)	9,393	8,855	45,400	54,255	56,691	(55,849)	842
Pimco VIT Low Duration (AdvantEdge )	1,285	409	(2,805)	(1,111)	—	(72,577)	8,295	(167)	(64,449)	(65,560)	140,872	75,312	3,389	(9,151)	(5,762)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E )	286	(9)	(420)	(143)	—	(1,148)	11,753	(1)	10,604	10,461	2,044	12,505	2,596	(1,556)	1,040
Pimco VIT Low Duration (Pinnacle Plus )	423	(2,575)	856	(1,296)	—	(97,554)	(11,753)	(130)	(109,437)	(110,733)	131,969	21,236	2,574	(12,447)	(9,873)
Pimco VIT Low Duration (Pinnacle V )	15,269	(354)	(27,345)	(12,430)	74,216	(165,675)	30,968	(562)	(61,053)	(73,483)	906,222	832,739	91,574	(97,115)	(5,541)
Pimco VIT Real Return (Pinnacle IV )	2,027	(1,390)	(3,770)	(3,133)	—	(22,283)	1,787	(54)	(20,550)	(23,683)	100,689	77,006	108	(1,829)	(1,721)
Pimco VIT Real Return (AdvantEdge )	171	(5,076)	2,822	(2,083)	—	—	(79,673)	(265)	(79,938)	(82,021)	115,241	33,220	41	(6,939)	(6,898)
Pimco VIT Real Return (AnnuiChoice II )	5,430	(2,259)	(10,313)	(7,142)	120	(3,794)	29,759	(195)	25,890	18,748	158,690	177,438	11,709	(9,551)	2,158
Pimco VIT Real Return (AnnuiChoice )	2,934	(101)	(6,479)	(3,646)	85,713	(85,720)	—	—	(7)	(3,653)	96,625	92,972	2,392	(2,393)	(1)
Pimco VIT Real Return (GrandMaster flex3 )	1,306	(4)	(3,575)	(2,273)	—	—	9,268	(34)	9,234	6,961	42,972	49,933	5,171	(4,386)	785
Pimco VIT Real Return (Grandmaster )	783	(370)	(1,671)	(1,258)	—	(2,005)	—	(19)	(2,024)	(3,282)	31,881	28,599	2,578	(2,751)	(173)
Pimco VIT Real Return (IQ Annuity )	6,348	74	(16,891)	(10,469)	—	(6,241)	5,400	(17)	(858)	(11,327)	248,254	236,927	4,789	(4,866)	(77)
Pimco VIT Real Return (Pinnacle )	2,392	(253)	(5,842)	(3,703)	—	(849)	(176)	(15)	(1,040)	(4,743)	90,758	86,015	13,517	(13,605)	(88)
Pimco VIT Real Return (Pinnacle Plus Reduced M&E )	383	(10)	(902)	(529)	—	(476)	74	(5)	(407)	(936)	13,761	12,825	1,544	(1,584)	(40)
Pimco VIT Real Return (Pinnacle Plus )	1,099	(3,041)	(2,598)	(4,540)	—	(116,566)	(74)	(57)	(116,697)	(121,237)	200,898	79,661	—	(10,104)	(10,104)
Pimco VIT Real Return (Pinnacle V )	18,499	(14,954)	(38,791)	(35,246)	31,473	(103,596)	(32,960)	(746)	(105,829)	(141,075)	892,981	751,906	6,588	(15,744)	(9,156)
Pimco VIT Total Return (Pinnacle V )	402,859	113,406	(667,169)	(150,904)	2,582,474	(694,598)	(116,830)	(57,735)	1,713,311	1,562,407	10,512,021	12,074,428	504,578	(374,534)	130,044
Pimco VIT Total Return (AdvantEdge )	143,272	42,153	(239,994)	(54,569)	76,270	(677,194)	(95,751)	(34,823)	(731,498)	(786,067)	4,987,592	4,201,525	17,679	(73,738)	(56,059)
Pimco VIT Total Return (AnnuiChoice II )	78,074	20,848	(119,473)	(20,551)	392,472	(72,211)	58,654	(11,616)	367,299	346,748	1,797,511	2,144,259	81,319	(54,376)	26,943
Pimco VIT Total Return (AnnuiChoice )	10,916	2,716	(15,407)	(1,775)	153,631	(155,049)	(10,244)	(126)	(11,788)	(13,563)	287,326	273,763	48,201	(49,080)	(879)
Pimco VIT Total Return (GrandMaster flex3 )	14,186	4,715	(23,962)	(5,061)	—	(16,636)	5,137	(230)	(11,729)	(16,790)	437,150	420,360	81,508	(82,415)	(907)
Pimco VIT Total Return (Grandmaster )	24,965	5,318	(36,792)	(6,509)	2,118	(64,427)	(65,492)	(183)	(127,984)	(134,493)	800,587	666,094	101,464	(111,203)	(9,739)
Pimco VIT Total Return (IQ Annuity )	30,003	9,063	(48,688)	(9,622)	44,389	(92,380)	(18,417)	(333)	(66,741)	(76,363)	926,031	849,668	62,168	(67,308)	(5,140)
Pimco VIT Total Return (Pinnacle )	21,759	5,717	(33,827)	(6,351)	—	(42,114)	28,042	(62)	(14,134)	(20,485)	621,831	601,346	48,393	(49,497)	(1,104)
Pimco VIT Total Return (Pinnacle IV )	16,764	2,455	(24,236)	(5,017)	—	(46,575)	745	(212)	(46,042)	(51,059)	535,212	484,153	209,160	(212,620)	(3,460)
Pimco VIT Total Return (Pinnacle Plus Reduced M&E )	1,361	380	(2,440)	(699)	—	(600)	17,209	(23)	16,586	15,887	20,109	35,996	8,705	(7,210)	1,495
Pimco VIT Total Return (Pinnacle Plus )	19,643	1,412	(29,017)	(7,962)	8,203	(129,018)	(39,438)	(393)	(160,646)	(168,608)	750,352	581,744	18,801	(31,321)	(12,520)
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle )	(648)	20,007	(3,877)	15,482	—	(313,742)	296,525	(35)	(17,252)	(1,770)	21,627	19,857	51,701	(51,857)	(156)
Guggenheim VT Global Managed Future Strategy (Pinnacle IV )	122	960	(1,408)	(326)	—	(2,373)	—	(42)	(2,415)	(2,741)	17,586	14,845	157	(461)	(304)
Guggenheim VT Global Managed Future Strategy (Pinnacle V )	1,904	4,798	(14,311)	(7,609)	13,118	(24,183)	(8,387)	(786)	(20,238)	(27,847)	259,714	231,867	88,616	(91,357)	(2,741)
Guggenheim VT Global Managed Futures Strategies (AdvantEdge )	894	3,117	(9,044)	(5,033)	22,512	(8,199)	(658)	(602)	13,053	8,020	103,887	111,907	12,023	(10,463)	1,560
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II )	317	1,281	(2,434)	(836)	1,942	(6,969)	201	(167)	(4,993)	(5,829)	39,266	33,437	1,007	(1,647)	(640)
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice )	174	(123)	(345)	(294)	—	(3,064)	—	(25)	(3,089)	(3,383)	13,311	9,928	—	(404)	(404)
Guggenheim VT Global Managed Futures Strategies (Grandmaster flex3 )	43	248	(501)	(210)	—	(15)	(3,708)	(4)	(3,727)	(3,937)	3,937	—	35,429	(35,955)	(526)
Guggenheim VT Global Managed Futures Strategies (Grandmaster )	39	827	(870)	(4)	—	(1,837)	(3,702)	(12)	(5,551)	(5,555)	8,125	2,570	7,627	(8,351)	(724)
Guggenheim VT Global Managed Futures Strategies (IQ Annuity )	10	38	(82)	(34)	—	—	—	(3)	(3)	(37)	1,148	1,111	682	(682)	—
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E )	134	925	(1,364)	(305)	—	(5,937)	—	(17)	(5,954)	(6,259)	11,862	5,603	—	(666)	(666)
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus )	133	657	(1,456)	(666)	—	(1,022)	—	(2)	(1,024)	(1,690)	22,736	21,046	—	(134)	(134)
Guggenheim VT Multi-Hedge Strategies (AdvantEdge )	(1,220)	1,837	(367)	250	—	(2,390)	(18,701)	(946)	(22,037)	(21,787)	140,849	119,062	6,336	(8,845)	(2,509)
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II )	(500)	4,572	(3,346)	726	—	(508)	(57,271)	(215)	(57,994)	(57,268)	99,589	42,321	4,139	(10,486)	(6,347)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice )	$(374)	$251	$1,026	$903	$—	$(2,289)	$—	$(133)	$(2,422)	$(1,519)	$109,696	$108,177	3,286	(3,553)	(267)
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 )	(182)	256	(44)	30	—	(145)	(3,554)	(22)	(3,721)	(3,691)	21,591	17,900	108	(538)	(430)
Guggenheim VT Multi-Hedge Strategies (Grandmaster )	(362)	547	94	279	—	(3,524)	(3,338)	(18)	(6,880)	(6,601)	54,996	48,395	—	(774)	(774)
Guggenheim VT Multi-Hedge Strategies (IQ Annuity )	(608)	1,041	(133)	300	—	(704)	(3,981)	(55)	(4,740)	(4,440)	78,550	74,110	466	(1,004)	(538)
Guggenheim VT Multi-Hedge Strategies (Pinnacle )	(1,051)	16,779	(14,656)	1,072	—	(2,996)	(91,533)	(34)	(94,563)	(93,491)	162,680	69,189	—	(10,633)	(10,633)
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV )	(144)	308	(68)	96	—	(3,800)	(1,557)	(43)	(5,400)	(5,304)	20,611	15,307	561	(1,165)	(604)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E )	(133)	365	(160)	72	—	(5,609)	4,244	(15)	(1,380)	(1,308)	27,587	26,279	—	(136)	(136)
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus )	(397)	2,443	(1,760)	286	—	(22,247)	(4,244)	(15)	(26,506)	(26,220)	48,511	22,291	1,345	(4,386)	(3,041)
Guggenheim VT Multi-Hedge Strategies (Pinnacle V )	(1,154)	2,801	(1,050)	597	—	(46,637)	(287)	(149)	(47,073)	(46,476)	143,256	96,780	1,097	(6,397)	(5,300)
Guggenheim VT Long Short Equity (AdvantEdge )	(306)	459	(174)	(21)	—	(2,931)	—	(2)	(2,933)	(2,954)	19,611	16,657	3,680	(3,968)	(288)
Guggenheim VT Long Short Equity (AnnuiChoice II )	(794)	2,135	(877)	464	—	(1,918)	(15,119)	(184)	(17,221)	(16,757)	79,647	62,890	48	(1,670)	(1,622)
Guggenheim VT Long Short Equity (AnnuiChoice )	(32)	106	(39)	35	—	(1,979)	—	(17)	(1,996)	(1,961)	3,941	1,980	6,053	(6,246)	(193)
Guggenheim VT Long Short Equity (GrandMaster flex3 )	(59)	258	(233)	(34)	—	(13)	(5,505)	(8)	(5,526)	(5,560)	5,560	—	15,914	(16,481)	(567)
Guggenheim VT Long Short Equity (Grandmaster )	(53)	214	(130)	31	—	(1,669)	(3,289)	(9)	(4,967)	(4,936)	6,948	2,012	3,278	(3,774)	(496)
Guggenheim VT Long Short Equity (IQ Annuity )	(32)	424	(252)	140	—	—	(9,405)	(3)	(9,408)	(9,268)	10,297	1,029	2,765	(3,703)	(938)
Guggenheim VT Long Short Equity (Pinnacle )	(214)	1,113	(769)	130	—	(7,188)	(5,311)	(40)	(12,539)	(12,409)	25,954	13,545	8,403	(9,650)	(1,247)
Guggenheim VT Long Short Equity (Pinnacle IV )	(350)	1,079	(720)	9	—	(6,526)	—	(66)	(6,592)	(6,583)	26,519	19,936	338	(982)	(644)
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E )	(130)	310	(150)	30	—	(5,656)	—	(15)	(5,671)	(5,641)	12,615	6,974	410	(890)	(480)
Guggenheim VT Long Short Equity (Pinnacle Plus )	(555)	7,606	(7,265)	(214)	—	(29,950)	155	(14)	(29,809)	(30,023)	33,470	3,447	—	(3,084)	(3,084)
Guggenheim VT Long Short Equity (Pinnacle V )	(1,251)	3,800	(3,004)	(455)	—	(23,848)	15,864	(46)	(8,030)	(8,485)	71,861	63,376	63,513	(64,335)	(822)
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ® )	80	115	(401)	(206)	—	(702)	—	—	(702)	(908)	16,984	16,076	832	(858)	(26)
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	(129)	274	(953)	(808)	—	(999)	339	—	(660)	(1,468)	38,940	37,472	2,004	(2,030)	(26)
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	55	27	(408)	(326)	15,567	—	—	—	15,567	15,241	—	15,241	602	—	602
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	(2,807)	3,394	(13,562)	(12,975)	53,661	(3,461)	7,865	—	58,065	45,090	506,667	551,757	9,819	(7,500)	2,319
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	(14)	244	(462)	(232)	—	(875)	(91)	—	(966)	(1,198)	12,028	10,830	819	(856)	(37)
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	142	38	(546)	(366)	—	(202)	—	—	(202)	(568)	27,004	26,436	—	(8)	(8)
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	(1,426)	1,229	(10,741)	(10,938)	42,402	(3,815)	20,386	—	58,973	48,035	445,897	493,932	10,348	(8,047)	2,301
iShares TIPS Bond ETF (Varoom GLWB 2)	(433)	93	(477)	(817)	—	—	203	—	203	(614)	19,256	18,642	695	(687)	8
iShares TIPS Bond ETF (Varoom GLWB 3)	(183)	(10)	(232)	(425)	—	—	—	—	—	(425)	11,724	11,299	65	(65)	—
iShares TIPS Bond ETF (Varoom GLWB 5)	(2,595)	(5)	(2,348)	(4,948)	7,485	(2,511)	3,277	—	8,251	3,303	101,597	104,900	532	(177)	355
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	230	67	(701)	(404)	—	(309)	—	—	(309)	(713)	6,325	5,612	12	(22)	(10)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	1,140	260	(4,445)	(3,045)	—	(574)	1,959	—	1,385	(1,660)	39,610	37,950	901	(853)	48
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	3,731	512	(11,435)	(7,192)	—	(7,939)	—	—	(7,939)	(15,131)	113,107	97,976	1,701	(1,972)	(271)
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	4,029	771	(16,966)	(12,166)	21,143	(85)	6,874	—	27,932	15,766	133,590	149,356	2,007	(1,023)	984
iShares S&P 500 Growth ETF (Varoom)	(133)	1,300	532	1,699	—	(1,557)	(552)	—	(2,109)	(410)	48,528	48,118	88	(137)	(49)
iShares S&P 500 Growth ETF (Varoom GLWB 1)	(1,254)	5,076	500	4,322	350	—	(6,650)	—	(6,300)	(1,978)	143,179	141,201	1,548	(1,693)	(145)
iShares S&P 500 Growth ETF (Varoom GLWB 2)	(102)	564	(171)	291	—	—	(726)	—	(726)	(435)	9,654	9,219	691	(708)	(17)
iShares S&P 500 Growth ETF (Varoom GLWB 3)	(254)	2,772	(332)	2,186	29,215	(14,940)	16,353	—	30,628	32,814	64,251	97,065	2,896	(2,175)	721
iShares S&P 500 Growth ETF (Varoom GLWB 4)	(14,343)	28,872	21,002	35,531	344,924	(16,581)	(2,370)	—	325,973	361,504	1,211,865	1,573,369	31,379	(23,431)	7,948
iShares S&P 500 Growth ETF (Varoom GLWB 5)	(334)	622	264	552	12,900	—	4,292	—	17,192	17,744	19,754	37,498	937	(517)	420
iShares Core S&P 500 Index ETF (Varoom)	380	3,582	(4,460)	(498)	—	(6,061)	(162)	—	(6,223)	(6,721)	109,520	102,799	274	(424)	(150)
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	(2,492)	31,909	(38,127)	(8,710)	1,050	(18,264)	(15,857)	—	(33,071)	(41,781)	1,002,549	960,768	17,214	(17,991)	(777)
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	(137)	1,829	(1,958)	(266)	—	(1,737)	(1,045)	—	(2,782)	(3,048)	30,682	27,634	2,101	(2,168)	(67)
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	1,206	43,904	(49,881)	(4,771)	58,567	(301,452)	268,821	—	25,936	21,165	436,539	457,704	10,049	(9,469)	580
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	(78,852)	500,583	(654,278)	(232,547)	2,249,022	(541,763)	(414,592)	—	1,292,667	1,060,120	17,548,470	18,608,590	275,229	(243,195)	32,034
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	(6,479)	24,077	(35,886)	(18,288)	172,652	(6,217)	(9,392)	—	157,043	138,755	955,627	1,094,382	17,758	(13,917)	3,841
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	(7)	1,615	(4,303)	(2,695)	—	(851)	968	—	117	(2,578)	50,118	47,540	855	(849)	6
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	(16)	296	(806)	(526)	—	—	46	—	46	(480)	9,729	9,249	58	(56)	2
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	474	995	(6,551)	(5,082)	18,142	(2,013)	—	—	16,129	11,047	91,122	102,169	2,272	(1,875)	397
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	(718)	8,193	(25,292)	(17,817)	2,824	(8,516)	7,058	—	1,366	(16,451)	320,694	304,243	13,834	(13,782)	52
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	(401)	1,863	(7,163)	(5,701)	3,993	(68)	1,911	—	5,836	135	94,199	94,334	802	(652)	150
iShares Core S&P MidCap Index ETF (Varoom)	(163)	1,187	(3,109)	(2,085)	—	(1,311)	(402)	—	(1,713)	(3,798)	53,536	49,738	1,046	(1,090)	(44)

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2015

	Inccrease (deccrease) in net assets from operations				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Subaccount	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Increase (decrease) in units
ETF Shares (continued):
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	$(2,680)	$8,587	$(18,592)	$(12,685)	$350	$(4,764)	$(566)	$—	$(4,980)	$(17,665)	$301,139	$283,474	5,936	(6,042)	(106)
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	(1,022)	3,170	(6,242)	(4,094)	—	(2,416)	(2,103)	—	(4,519)	(8,613)	93,854	85,241	534	(648)	(114)
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	(686)	10,706	(16,950)	(6,930)	25,515	(78,758)	69,208	—	15,965	9,035	132,044	141,079	3,651	(3,278)	373
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	(54,430)	140,281	(334,523)	(248,672)	649,192	(142,153)	(25,276)	—	481,763	233,091	4,808,368	5,041,459	84,755	(72,525)	12,230
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	(4,305)	6,738	(20,660)	(18,227)	50,150	(865)	3,450	—	52,735	34,508	310,418	344,926	3,241	(1,910)	1,331
iShares Core S&P Small Cap Index ETF (Varoom)	(127)	789	(1,992)	(1,330)	—	(696)	(383)	—	(1,079)	(2,409)	35,866	33,457	56	(83)	(27)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	(1,427)	5,091	(9,756)	(6,092)	175	(2,393)	(2,686)	—	(4,904)	(10,996)	152,431	141,435	2,971	(3,086)	(115)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	(572)	1,498	(3,067)	(2,141)	—	(627)	(1,241)	—	(1,868)	(4,009)	49,772	45,763	290	(337)	(47)
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	(425)	6,643	(9,981)	(3,763)	21,861	(39,441)	43,747	—	26,167	22,404	65,409	87,813	3,102	(2,478)	624
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	(28,791)	75,251	(163,406)	(116,946)	324,596	(71,228)	(49,920)	—	203,448	86,502	2,435,501	2,522,003	39,684	(34,614)	5,070
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	(3,938)	5,618	(16,197)	(14,517)	42,697	(531)	(3,793)	—	38,373	23,856	272,315	296,171	2,867	(1,915)	952
iShares International Treasury Bond (Varoom)	(301)	(78)	(1,338)	(1,717)	—	(402)	816	—	414	(1,303)	18,798	17,495	84	(68)	16
iShares International Treasury Bond (Varoom GLWB 1)	(3,313)	(571)	(10,467)	(14,351)	175	(2,350)	14,546	—	12,371	(1,980)	147,517	145,537	6,928	(6,382)	546
iShares International Treasury Bond (Varoom GLWB 2)	(10)	(85)	12	(83)	—	(1,128)	74	—	(1,054)	(1,137)	1,137	—	129	(177)	(48)
iShares International Treasury Bond (Varoom GLWB 3)	(372)	(2,624)	174	(2,822)	4,018	(38,477)	33,344	—	(1,115)	(3,937)	31,154	27,217	1,170	(1,221)	(51)
iShares International Treasury Bond (Varoom GLWB 4)	(61,139)	(5,078)	(173,456)	(239,673)	324,596	(70,087)	229,762	—	484,271	244,598	2,312,875	2,557,473	101,273	(79,829)	21,444
iShares International Treasury Bond (Varoom GLWB 5)	(74)	(10)	(190)	(274)	—	—	175	—	175	(99)	2,776	2,677	568	(560)	8
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	40	207	(548)	(301)	—	(405)	—	—	(405)	(706)	8,471	7,765	841	(852)	(11)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	(862)	6,090	(18,005)	(12,777)	—	(4,254)	(1,616)	—	(5,870)	(18,647)	296,227	277,580	1,064	(1,217)	(153)
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	809	3,061	(12,579)	(8,709)	12,993	(9,613)	4,457	—	7,837	(872)	218,700	217,828	1,632	(1,428)	204
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	(4,183)	13,690	(52,181)	(42,674)	86,099	(6,097)	21,382	—	101,384	58,710	846,597	905,307	10,553	(7,768)	2,785
Vanguard Emerging Markets Index Fund ETF (Varoom)	205	(35)	(3,993)	(3,823)	—	—	—	—	—	(3,823)	22,108	18,285	—	—	—
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	136	1,014	(13,992)	(12,842)	—	(1,790)	10,745	—	8,955	(3,887)	70,871	66,984	1,763	(1,256)	507
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	587	(150)	(13,346)	(12,909)	2,575	(6,254)	641	—	(3,038)	(15,947)	78,984	63,037	526	(629)	(103)
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	114	343	(38,565)	(38,108)	26,247	(160)	28,139	—	54,226	16,118	180,576	196,694	4,250	(1,861)	2,389
Vanguard Developed Markets Index FundETF (Varoom)	261	261	(1,039)	(517)	—	(486)	339	—	(147)	(664)	26,538	25,874	68	(72)	(4)
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	474	2,612	(6,130)	(3,044)	175	(2,386)	3,378	—	1,167	(1,877)	144,519	142,642	4,248	(4,172)	76
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	2	274	(315)	(39)	—	(583)	50	—	(533)	(572)	3,633	3,061	993	(1,011)	(18)
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	396	(22)	(1,363)	(989)	6,170	(38,187)	34,254	—	2,237	1,248	31,939	33,187	3,009	(2,945)	64
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	3,826	55,231	(132,630)	(73,573)	324,596	(71,321)	58,536	—	311,811	238,238	2,293,245	2,531,483	59,995	(49,814)	10,181
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	(39)	1,561	(7,252)	(5,730)	37,973	(2,170)	5,543	—	41,346	35,616	102,828	138,444	3,722	(2,415)	1,307
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	269	175	(589)	(145)	—	(762)	—	—	(762)	(907)	18,333	17,426	—	(25)	(25)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	209	179	(893)	(505)	—	—	162	—	162	(343)	30,238	29,895	30	(24)	6
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	500	101	(962)	(361)	—	(1,097)	—	—	(1,097)	(1,458)	37,603	36,145	290	(329)	(39)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	54	45	(277)	(178)	—	—	1,378	—	1,378	1,200	9,098	10,298	669	(618)	51
Vanguard Large-Cap Index ETF (Varoom)	10	269	(343)	(64)	—	(449)	—	—	(449)	(513)	9,184	8,671	—	(11)	(11)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	(899)	4,954	(5,886)	(1,831)	—	(2,404)	(4,888)	—	(7,292)	(9,123)	137,350	128,227	667	(845)	(178)
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	36	225	(595)	(334)	14,589	(442)	—	—	14,147	13,813	35,034	48,847	1,854	(1,511)	343
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	(3,284)	8,744	(13,441)	(7,981)	62,248	(1,889)	285	—	60,644	52,663	352,451	405,114	2,809	(1,329)	1,480
Vanguard Mega Cap Index ETF (Varoom)	89	820	(1,008)	(99)	—	(1,216)	—	—	(1,216)	(1,315)	29,459	28,144	—	(29)	(29)
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	(71)	444	(516)	(143)	—	—	(435)	—	(435)	(578)	13,704	13,126	261	(272)	(11)
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	(604)	2,587	(3,028)	(1,045)	250	(666)	(1,635)	—	(2,051)	(3,096)	85,819	82,723	691	(739)	(48)
Vanguard REIT Index ETF (Varoom GLWB 2)	583	2,321	(2,733)	171	—	—	(1,923)	—	(1,923)	(1,752)	46,864	45,112	641	(684)	(43)
Vanguard REIT Index ETF (Varoom GLWB 3)	749	161	(451)	459	5,149	—	4,841	—	9,990	10,449	29,857	40,306	342	(79)	263
Vanguard REIT Index ETF (Varoom GLWB 5)	2,513	6,144	(9,154)	(497)	27,270	(2,590)	(1,738)	—	22,942	22,445	198,020	220,465	2,272	(1,659)	613
Vanguard Total Bond Market Index ETF (Varoom)	475	881	(2,222)	(866)	—	(3,482)	342	—	(3,140)	(4,006)	70,607	66,601	512	(630)	(118)
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	570	11,520	(30,698)	(18,608)	1,225	(16,535)	6,867	—	(8,443)	(27,051)	1,042,920	1,015,869	25,237	(25,557)	(320)
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	(606)	2,955	(10,286)	(7,937)	—	(6,523)	492	—	(6,031)	(13,968)	404,010	390,042	2,170	(2,399)	(229)
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	2,319	8,642	(15,569)	(4,608)	43,383	(280,575)	242,877	—	5,685	1,077	339,769	340,846	16,465	(16,241)	224
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	(23,928)	78,480	(416,227)	(361,675)	2,272,174	(494,976)	92,234	—	1,869,432	1,507,757	16,425,536	17,933,293	497,874	(423,124)	74,750
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	(4,215)	5,494	(30,918)	(29,639)	200,686	(5,617)	(4,294)	—	190,775	161,136	1,126,458	1,287,594	29,435	(21,802)	7,633
Vanguard VI Money Market (Varoom GLWB 3)	(427)	—	—	(427)	—	—	—	—	—	(427)	24,242	23,815	1,703	(1,703)	—
Vanguard VI Money Market (Varoom GLWB 5)	(139)	—	—	(139)	—	(83)	32	—	(51)	(190)	5,127	4,937	6,516	(6,522)	(6)
Vanguard Short Term Bond ETF (Varoom GLWB 3)	(408)	201	(414)	(621)	—	(6,378)	—	—	(6,378)	(6,999)	68,911	61,912	904	(1,166)	(262)
Vanguard Short Term Bond ETF (Varoom GLWB 5)	(401)	71	(178)	(508)	—	—	2,638	—	2,638	2,130	26,083	28,213	10,363	(10,251)	112

See accompanying notes.
* - 2015 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements
1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company Separate Account I (”the Separate Account”) is a unit investment trust registered under the Investment Company Act of 1940 (the “1940 Act”), established by the National Integrity Life Insurance Company (the “Company”), a life insurance company that is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company. The Separate Account was established on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing variable annuity contracts (“Contracts”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment subaccounts, or for certain contract holders, to one or more fixed guarantee rate options of the Company’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in the Company’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Each subaccount invests all its investible assets in shares of corresponding investment portfolios (“Underlying Funds”) of the investment companies listed below along with the investment advisor for each:

Trusts	Advisors
American Funds Insurance Series	Capital Research and Management Company
AIM (Invesco) Variable Insurance Fund	Invesco Advisers, Inc.
BlackRock Variable Series Funds, Inc.	BlackRock Advisors, LLC
Columbia Variable Series Trust II, Columbia Funds Variable Insurance Trust	Columbia Management Investment Advisors, Inc.
Deutsche Investments VIT Funds	Deutsche Investment Management Americas, Inc.
(Fidelity) Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V	Fidelity Management and Research Company, Strategic Advisors, Inc., Strategic Advisers, Inc.
Franklin Templeton Variable Insurance Products Trust	Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, Templeton Investment Counsel, LLC
iShares Trust	BlackRock Fund Advisors
JPMorgan Insurance Trust	J.P. Morgan Investment Management, Inc.
PIMCO Variable Insurance Trust	Pacific Investment Management Company LLC
Rydex Variable Trust	Security Investors, LLC, dba Guggenheim Investments
Touchstone Variable Series Trust	Touchstone Advisors, Inc.
The Universal Institutional Funds, Inc.	Morgan Stanley Investment Management, Inc
Vanguard Bond Index Funds, Vanguard Index Funds, Vanguard International Equity Index Funds, Vanguard Scottsdale Funds, Vanguard Specialized Funds, Vanguard Tax-Managed Funds, Vanguard Variable Insurance Funds, Vanguard World Funds
The Vanguard Group, Inc.

Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holder’s account value in a subaccount will vary depending on the performance of the corresponding Underlying Fund. The Separate Account currently has 956 investment subaccounts available. The investment objective of each subaccount is to invest in the corresponding Underlying Fund. Refer to each Underlying Fund’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business the Company may conduct.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“US GAAP”).

Investments

Investments in shares of the Underlying Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2016. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Underlying Funds’ shares of the Funds are determined based on identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations. Dividends are included in the reinvested dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Underlying Funds’ are reinvested in the respective Underlying Funds and are reflected in the unit values of the subaccounts.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - inputs to the valuation methodology are quoted prices in active markets.

•	Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

•	Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1. There were no transfers between levels 1, 2, and 3 during the year. The Separate Account’s policy is to recognize the transfers in and transfers out of levels at the beginning of the annual reporting period.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Unit Value

Unit values for the subaccounts are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the net asset value of the Underlying Fund, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, the Company pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, the Company retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements in accordance with the US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Error Correction

During 2016, management identified certain errors related to the Fidelity VIP Freedom 2020 (Pinnacle IV) and American Funds Capital Builder (Pinnacle V) subaccounts in the statement of operations and statements of changes in net assets for the year ended December 31, 2015. The first error related to erroneously recording a death benefit withdrawal twice which simultaneously overstated the change in net unrealized appreciation (depreciation) during the period and was offset by an overstatement of the contract terminations and benefits (Fidelity VIP Freedom 2020 (Pinnacle IV)). The second error related to erroneously reducing the cost basis relating to a mutual fund trade reconciliation adjustment which simultaneously understated the change in net unrealized appreciation (depreciation) during the period and was offset by an understatement of net transfers among investment options (American Funds Capital Builder (Pinnacle V)). Management has restated the amounts on the December 31, 2015 statements of changes in net assets.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During 2016, management determined total return ratios presented in Note 4 for 2014 for the Templeton Foreign VIP Fund (Pinnacle V) and Templeton Foreign VIP Fund (AnnuiChoice II) subaccounts were misstated in the December 31, 2015 financial statements. Management has restated the impacted total return ratios.
Related to the three items noted above, there was no impact on the increase (decrease) in net assets or net assets at the end of period as previously presented in the December 31, 2015 statements of changes in net assets. There was also no impact on the previously reported net assets, unit values or units outstanding.
The following tables summarize the effect of the restatement on the December 31, 2015 statements of changes in net assets and the effect of the restatement to the total return ratios disclosed in the December 31, 2015 financial statements.

Subaccount	Contract terminations and benefits as adjusted	Contract terminations and benefits as originally reported	Effect of Change	Net increase (decrease) in net assets from contract related transactions as adjusted	Net increase (decrease) in net assets from contract related transactions as originally reported	Effect of Change
Fidelity VIP Freedom 2020 (Pinnacle IV )	(447,663)	(896,284)	448,621	(447,693)	(896,314)	448,621

Subaccount	Change in net unrealized appreciation (depreciation) during the period as adjusted	Change in net unrealized appreciation (depreciation) during the period as originally reported	Effect of Change	Net increase (decrease) in net assets resulting from operations as adjusted	Net increase (decrease) in net assets resulting from operations as originally reported	Effect of Change
Fidelity VIP Freedom 2020 (Pinnacle IV )	(40,484)	408,137	(448,621)	16,267	464,888	(448,621)

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Net transfers among investment options as adjusted	Net transfers among investment options as originally reported	Effect of Change	Net increase (decrease) in net assets from contract related transactions as adjusted	Net increase (decrease) in net assets from contract related transactions as originally reported	Effect of Change
American Funds Capital Income Builder (Pinnacle V )	671	(638)	1,309	105,091	103,782	1,309

Subaccount	Change in net unrealized appreciation (depreciation) during the period as adjusted	Change in net unrealized appreciation (depreciation) during the period as originally reported	Effect of Change	Net increase (decrease) in net assets resulting from operations as adjusted	Net increase (decrease) in net assets resulting from operations as originally reported	Effect of Change
American Funds Capital Income Builder (Pinnacle V )	(2,189)	(880)	(1,309)	(2,118)	(809)	(1,309)

Subaccount	Year	Total return ratio as adjusted	Total return ratio as originally reported	Effect of change
Templeton Foreign VIP Fund (Pinnacle V )	2014	(12.51)%	(3.85)%	(8.66)%
Templeton Foreign VIP Fund (AnnuiChoice II )	2014	(12.15)%	18.01%	(30.16)%

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

The aggregate cost of Underlying Fund shares purchased and proceeds from Underlying Fund shares sold during the period ended December 31, 2016 and the cost of investments held at December 31, 2016, for each subaccount, were as follows:

Subaccount	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AdvantEdge )	$73,647	$25,877	$361,783
Touchstone Aggressive ETF (AnnuiChoice ®)	6,124	13,077	364,824
Touchstone Aggressive ETF (AnnuiChoice II )	32,855	158,822	415,730
Touchstone Aggressive ETF (GrandMaster flex3 )	16,966	88,996	980,813
Touchstone Aggressive ETF (Grandmaster )	4,063	33,369	242,057
Touchstone Aggressive ETF (IQ Annuity )	13,203	189,994	632,735
Touchstone Aggressive ETF (Pinnacle )	10,375	40,578	618,274
Touchstone Aggressive ETF (Pinnacle IV )	115,374	218,826	785,756
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E )	51,274	1,878	139,063
Touchstone Aggressive ETF (Pinnacle Plus )	4,211	113,232	149,079
Touchstone Aggressive ETF (Pinnacle V )	146,870	179,644	818,293
Touchstone Conservative ETF (AdvantEdge )	4,965	5,144	125,308
Touchstone Conservative ETF (AnnuiChoice II )	9,841	23,776	338,678
Touchstone Conservative ETF (AnnuiChoice )	294	270	11,629
Touchstone Conservative ETF (GrandMaster flex3 )	86,977	241,143	605,921
Touchstone Conservative ETF (Grandmaster )	5,919	19,342	165,015
Touchstone Conservative ETF (IQ Annuity )	232,400	116,612	1,428,709
Touchstone Conservative ETF (Pinnacle )	15,742	13,925	434,391
Touchstone Conservative ETF (Pinnacle IV )	79,185	134,989	1,208,523
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E )	80,116	155,171	251,545
Touchstone Conservative ETF (Pinnacle Plus )	15,853	163,758	647,219
Touchstone Conservative ETF Fund (Pinnacle V )	98,447	971,142	2,426,360
Touchstone Active Bond (AdvantEdge )	8,997	11,854	234,484
Touchstone Active Bond (AnnuiChoice II )	14,110	22,938	87,966
Touchstone Active Bond (AnnuiChoice )	4,521	14,985	224,450
Touchstone Active Bond (GrandMaster flex3 )	2,747	52,741	130,400
Touchstone Active Bond (Grandmaster )	641	2,285	30,588
Touchstone Active Bond (IQ Annuity )	5,173	6,700	126,139
Touchstone Active Bond (Pinnacle )	45,625	166,199	249,844
Touchstone Active Bond (Pinnacle IV )	20,129	323,121	913,815
Touchstone Active Bond (Pinnacle Plus Reduced M&E )	43,809	55,515	175,587
Touchstone Active Bond (Pinnacle Plus )	4,017	53,533	190,367
Touchstone Active Bond (PinnacleV )	303,475	260,996	1,501,954
Touchstone GMAB Aggressive ETF (AnnuiChoice II )	2,483	10,285	98,075
Touchstone GMAB Aggressive ETF (Pinnacle IV )	4,344	108,426	200,704
Touchstone GMAB Aggressive ETF (Pinnacle V )	2,788	28,653	118,459
Touchstone GMAB Conservative ETF (Pinnacle IV )	2,054	21,016	71,683
Touchstone GMAB Conservative ETF (Pinnacle V )	3,946	137,536	143,655
Touchstone GMAB Moderate ETF (Pinnacle IV )	52,265	298,798	601,006
Touchstone GMAB Moderate ETF(Pinnacle V )	21,479	666,437	266,012
*-2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Large Cap Core Equity (AdvantEdge )	$21,247	$18,299	$125,559
Touchstone Large Cap Core Equity (AnnuiChoice II )	68,360	18,190	269,649
Touchstone Large Cap Core Equity (AnnuiChoice )	2,957	4,319	19,231
Touchstone Large Cap Core Equity (GrandMaster flex3 )	4,143	723	27,086
Touchstone Large Cap Core Equity (Grandmaster )	7,622	7,708	64,281
Touchstone Large Cap Core Equity (IQ Annuity )	42,775	43,580	287,043
Touchstone Large Cap Core Equity (Pinnacle )	209,965	210,368	912,123
Touchstone Large Cap Core Equity (Pinnacle IV )	41,743	178,168	285,394
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E )	5,816	586	42,299
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E )	32,910	21,702	138,112
Touchstone Large Cap Core Equity (Pinnacle Plus )	9,678	39,782	75,771
Touchstone Large Cap Core Equity (PinnacleV )	198,930	127,376	769,275
Touchstone Focused (AdvantEdge )	96,365	191,356	560,778
Touchstone Focused (AnnuiChoice II )	758,985	84,371	1,967,037
Touchstone Focused (AnnuiChoice )	126,988	97,343	550,789
Touchstone Focused (GrandMaster flex3 )	350,087	262,151	1,227,320
Touchstone Focused (Grandmaster )	132,074	1,018,144	745,685
Touchstone Focused (IQ Annuity )	509,849	183,769	3,131,315
Touchstone Focused (Pinnacle )	848,918	605,774	4,758,995
Touchstone Focused (Pinnacle IV )	555,308	1,851,996	3,362,252
Touchstone Focused (Pinnacle II Reduced M&E )	11,691	23,908	74,209
Touchstone Focused (Pinnacle Plus Reduced M&E )	219,516	284,366	788,355
Touchstone Focused (Pinnacle Plus )	84,932	3,847,761	438,161
Touchstone Focused (PinnacleV )	869,114	566,897	3,494,918
Touchstone Moderate ETF (AdvantEdge )	113,741	49,217	1,066,255
Touchstone Moderate ETF (AnnuiChoice II )	77,597	151,203	700,829
Touchstone Moderate ETF (AnnuiChoice )	19,171	13,513	222,588
Touchstone Moderate ETF (GrandMaster flex3 )	158,727	167,476	634,889
Touchstone Moderate ETF (Grandmaster )	37,028	21,509	151,804
Touchstone Moderate ETF (IQ Annuity )	108,700	78,383	1,122,820
Touchstone Moderate ETF (Pinnacle )	36,224	66,162	382,559
Touchstone Moderate ETF (Pinnacle IV )	108,661	449,642	1,263,092
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E )	137,620	63,502	774,594
Touchstone Moderate ETF (Pinnacle Plus )	43,382	412,615	544,854
Touchstone Moderate ETF (Pinnacle V )	188,952	419,384	1,763,457
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle )	35,604	177,507	802,438
Fidelity VIP Balanced (Grandmaster )	45,371	122,292	1,104,217
Fidelity VIP Overseas (Pinnacle )	1,397	3,987	77,510
Fidelity VIP Overseas (Pinnacle IV )	1,263	70,417	59,672
Fidelity VIP Equity-Income (Grandmaster )	1,831,625	1,016,606	8,178,690
Fidelity VIP Equity-Income (Pinnacle )	106,941	232,158	887,484
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E )	1,236	158	14,541
Fidelity VIP Growth (Grandmaster )	403,638	374,725	2,541,034
Fidelity VIP High Income (Grandmaster )	745,406	517,240	1,971,097
Fidelity VIP II Asset Manager (Grandmaster )	213,507	358,841	2,994,014
Fidelity VIP II Contrafund (Grandmaster )	817,098	1,639,387	6,304,833
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP II Contrafund (Pinnacle )	$466,172	$673,457	$3,439,846
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E )	3,199	419	32,126
Fidelity VIP II Index 500 (Grandmaster )	49,186	696,847	1,715,423
Fidelity VIP II Index 500 (IQ3 )	452	404	18,746
Fidelity VIP II Index 500 (Pinnacle )	24,752	483,073	930,114
Fidelity VIP II Index 500 (Pinnacle IV )	48	19,846	1,191
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E )	362	263	15,762
Fidelity VIP II Investment Grade Bond (Pinnacle )	14,140	164,371	584,771
Fidelity VIP II Investment Grade Bond (Pinnacle IV )	13,178	202,893	535,248
Fidelity VIP II Investment Grade Bond (AnnuiChoice )	171	283	7,142
Fidelity VIP II Investment Grade Bond (GrandMaster flex3 )	442	1,313	18,354
Fidelity VIP II Investment Grade Bond (Grandmaster )	23,421	85,628	953,499
Fidelity VIP II Investment Grade Bond (IQ Annuity )	688	10,454	28,249
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E )	5,681	4,078	72,312
Fidelity VIP II Investment Grade Bond (Pinnacle Plus )	1	3,966	—
Fidelity VIP Government Money Market IC (Pinnacle )	186,203	378,345	734,397
Fidelity VIP Government Money Market IC (Pinnacle II )	37	204	18,167
Fidelity VIP Government Money Market IC (Pinnacle IV )	170,734	555,266	813,375
Fidelity VIP Government Money Market IC (Pinnacle V )	832,351	1,004,952	564,685
Fidelity VIP Government Money Market IC (Pinnacle Plus )	14,054,195	11,235,160	3,012,633
Fidelity VIP Government Money Market IC (Pinnacle Plus Reduced M&E )	78,920	84,401	187,196
Fidelity VIP Government Money Market IC (Grandmaster )	548,415	1,037,132	1,220,053
Fidelity VIP Government Money Market IC (GrandMaster flex3 )	1,260,645	2,626,240	58,892
Fidelity VIP Government Money Market IC (AdvantEdge )	569,329	1,467,598	262,785
Fidelity VIP Government Money Market IC (AnnuiChoice )	417	30,020	174,047
Fidelity VIP Government Money Market IC (AnnuiChoice 2 )	1,404,772	1,456,699	148,849
Fidelity VIP Government Money Market IC (IQ3 )	5,485,523	10,834,058	812,457
Fidelity VIP Government Money Market (Varoom GLWB 3)*	28,227	148	28,079
Fidelity VIP Government Money Market (Varoom GLWB 5)*	5,242	39	5,203
Fidelity VIP Overseas (AnnuiChoice )	25	18	1,149
Fidelity VIP Overseas (GrandMaster flex3 )	485	647	20,361
Fidelity VIP Overseas (Grandmaster )	16,612	282,949	1,014,405
Fidelity VIP Overseas (IQ Annuity )	284	260	17,301
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	196	48,469	12,670
Fidelity VIP Overseas (Pinnacle Plus )	46	1,414	2,873
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle )	36,328	69,298	207,334
Fidelity VIP III Mid Cap (Grandmaster )	97,498	223,769	1,264,174
Fidelity VIP III Mid Cap (Pinnacle )	133,938	343,372	1,726,890
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E )	248	52	4,002
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 )	5,745	13,292	92,801
Fidelity VIP Asset Manager (AdvantEdge )	8,323	3,775	92,682
Fidelity VIP Asset Manager (AnnuiChoice II )	10,860	11,384	154,699
Fidelity VIP Asset Manager (AnnuiChoice )	3,566	7,785	54,995
Fidelity VIP Asset Manager (GrandMaster flex3 )	737	444	14,890
Fidelity VIP Asset Manager (Pinnacle )	1,659	2,626	31,975
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle IV )	$10,848	$80,186	$171,708
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E )	27,753	9,890	51,106
Fidelity VIP Asset Manager (Pinnacle Plus )	1,998	27,152	23,402
Fidelity VIP Asset Manager (Pinnacle V )	126,645	48,722	348,888
Fidelity VIP Balanced (AdvantEdge )	21,786	205,225	323,981
Fidelity VIP Balanced (AnnuiChoice II )	509,834	36,569	1,413,639
Fidelity VIP Balanced (AnnuiChoice )	10,266	5,400	270,369
Fidelity VIP Balanced (GrandMaster flex3 )	7,254	38,950	84,120
Fidelity VIP Balanced (Grandmaster )	222,122	82,319	580,766
Fidelity VIP Balanced (IQ3 )	60,824	36,230	206,471
Fidelity VIP Balanced (Pinnacle )	13,191	38,960	289,553
Fidelity VIP Balanced (Pinnacle IV )	239,582	386,219	857,465
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E )	42,593	35,877	243,361
Fidelity VIP Balanced (Pinnacle Plus )	28,099	88,901	183,775
Fidelity VIP Balanced (Pinnacle V )	403,523	200,823	1,588,548
Fidelity VIP Contrafund (AdvantEdge )	174,049	390,077	1,187,884
Fidelity VIP Contrafund (AnnuiChoice II )	197,265	102,971	1,127,660
Fidelity VIP Contrafund (AnnuiChoice )	92,297	77,465	639,989
Fidelity VIP Contrafund (GrandMaster flex3 )	225,230	292,616	739,088
Fidelity VIP Contrafund (IQ Advisor Standard )	1,105	78	12,728
Fidelity VIP Contrafund (IQ3 )	146,114	124,306	1,169,950
Fidelity VIP Contrafund (Pinnacle IV )	331,697	886,311	2,792,858
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E )	260,073	209,870	776,470
Fidelity VIP Contrafund (Pinnacle Plus )	479,170	4,369,279	616,668
Fidelity VIP Contrafund (Pinnacle V )	1,198,672	986,824	6,736,032
Fidelity VIP Disciplined Small Cap (AnnuiChoice II )	175,257	4,482	264,460
Fidelity VIP Disciplined Small Cap (AnnuiChoice )	2,624	350	31,156
Fidelity VIP Disciplined Small Cap (Grandmaster )	982	1,080	11,002
Fidelity VIP Disciplined Small Cap (IQ Annuity )	5,638	5,008	60,116
Fidelity VIP Disciplined Small Cap (Pinnacle )	8,694	10,200	105,696
Fidelity VIP Disciplined Small Cap (Pinnacle IV )	7,747	34,543	41,025
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E )	161	2,382	2,040
Fidelity VIP Disciplined Small Cap (Pinnacle Plus )	6,573	38,180	41,018
Fidelity VIP Disciplined Small Cap (Pinnacle V )	254,014	20,667	359,575
Fidelity VIP Equity-Income (AnnuiChoice II )	68,656	159,429	376,425
Fidelity VIP Equity-Income (AdvantEdge )	20,953	25,379	162,220
Fidelity VIP Equity-Income (AnnuiChoice )	131,875	15,517	359,967
Fidelity VIP Equity-Income (GrandMaster flex3 )	23,435	28,130	131,697
Fidelity VIP Equity-Income (IQ3 )	35,048	35,730	339,373
Fidelity VIP Equity-Income (Pinnacle IV )	1,046,753	257,874	1,546,536
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E )	289,425	113,553	584,746
Fidelity VIP Equity-Income (Pinnacle Plus )	390,159	275,613	555,804
Fidelity VIP Equity-Income (Pinnacle V )	284,462	230,047	1,286,722
Fidelity VIP Freedom 2010 (Advantage )	120	123	2,880
Fidelity VIP Freedom 2010 (AnnuiChoice II )	2,492	66,374	29,241
Fidelity VIP Freedom 2010 (GrandMaster flex3 )	281	122	5,773
Fidelity VIP Freedom 2010 (Grandmaster )	467	655	10,790
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (Pinnacle )	$3,574	$1,348	$90,468
Fidelity VIP Freedom 2010 (Pinnacle IV )	5,924	54,232	143,032
Fidelity VIP Freedom 2010 (Pinnacle Plus )	180	91	5,143
Fidelity VIP Freedom 2010 (Pinnacle V )	76,975	300,647	369,825
Fidelity VIP Freedom 2015 (AdvantEdge )	5,042	2,080	110,046
Fidelity VIP Freedom 2015 (AnnuiChoice II )	350	100	8,105
Fidelity VIP Freedom 2015 (GrandMaster flex3 )	315	122	6,945
Fidelity VIP Freedom 2015 (Pinnacle IV )	1,489	1,182	36,236
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E )	26,347	30,898	14,000
Fidelity VIP Freedom 2015 (Pinnacle Plus )	4,527	22,376	31,031
Fidelity VIP Freedom 2015 (Pinnacle V )	81,663	282,667	397,340
Fidelity VIP Freedom 2020 (AdvantEdge )	24	23	421
Fidelity VIP Freedom 2020 (AnnuiChoice II )	29,749	461	50,979
Fidelity VIP Freedom 2020 (Grandmaster )	915	157	10,658
Fidelity VIP Freedom 2020 (Pinnacle IV )	160	215	3,461
Fidelity VIP Freedom 2020 (Pinnacle V )	189,626	40,415	491,674
Fidelity VIP Freedom 2025 (Advantedge )	26	26	413
Fidelity VIP Freedom 2025 (Pinnacle IV )	348	124	7,347
Fidelity VIP Freedom 2025 (Pinnacle V )	287,778	14,114	785,804
Fidelity VIP Freedom 2030 (AnnuiChoice II )	57,966	917	66,449
Fidelity VIP Freedom 2030 (Pinnacle IV )	158	61	2,812
Fidelity VIP Freedom 2030 (Pinnacle Plus )	48,811	44,002	973,574
Fidelity VIP Freedom 2030 (Pinnacle V )	8,781	2,961	139,653
Fidelity VIP Growth (AnnuiChoice II )	162,641	80,644	622,227
Fidelity VIP Growth (GrandMaster )	683,401	296,870	898,198
Fidelity VIP Growth (AdvantEdge )	7,962	7,099	56,841
Fidelity VIP Growth (AnnuiChoice )	67,608	9,060	126,799
Fidelity VIP Growth (GrandMaster flex3 )	12,895	2,596	55,612
Fidelity VIP Growth (IQ3 )	13,801	21,892	71,215
Fidelity VIP Growth (Pinnacle )	18,540	99,755	82,466
Fidelity VIP Growth (Pinnacle IV )	607,734	239,871	775,899
Fidelity VIP Growth (Pinnacle Plus Reduced M&E )	109,479	13,009	105,955
Fidelity VIP Growth (Pinnacle Plus )	199,273	129,760	355,210
Fidelity VIP Growth (Pinnacle V )	249,572	119,234	514,807
Fidelity VIP High Income (AdvantEdge )	1,115,869	608,323	598,611
Fidelity VIP High Income (AnnuiChoice II )	12,404	5,339	144,304
Fidelity VIP High Income (AnnuiChoice )	11,126	3,726	232,380
Fidelity VIP High Income (GrandMaster flex3 )	2,498,849	1,318,317	1,332,386
Fidelity VIP High Income (IQ3 )	10,478,163	5,896,559	5,299,008
Fidelity VIP High Income (Pinnacle )	1,301	2,486	27,338
Fidelity VIP High Income (Pinnacle IV )	221,754	179,482	258,010
Fidelity VIP High Income (Pinnacle Plus Reduced M&E )	5,960	7,236	39,050
Fidelity VIP High Income (Pinnacle Plus )	4,375	40,534	91,781
Fidelity VIP High Income (Pinnacle V )	81,657	103,127	339,304
Fidelity VIP II Index 500 (Pinnacle )	30,376	65,059	513,214
Fidelity VIP II Index 500 (Pinnacle IV )	100,547	636,692	1,918,464
Fidelity VIP II Index 500 (Pinnacle V )	3,066,828	1,221,224	8,141,088
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (AdvantEdge )	$486,374	$95,932	$1,223,481
Fidelity VIP Index 500 (AnnuiChoice II )	974,804	126,419	3,097,560
Fidelity VIP Index 500 (AnnuiChoice )	5,846	97,837	300,409
Fidelity VIP Index 500 (Grandmaster flex3 )	5,432	25,153	250,664
Fidelity VIP Index 500 (Grandmaster )	28,613	872,527	1,545,836
Fidelity VIP Index 500 (IQ3 )	9,787	70,946	410,495
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E )	241,868	77,691	743,831
Fidelity VIP Index 500 (Pinnacle Plus )	974,142	451,807	1,285,727
Fidelity VIP Investment Grade Bond (AdvantEdge )	321,702	293,314	801,922
Fidelity VIP Investment Grade Bond (AnnuiChoice II )	622,558	57,551	1,657,541
Fidelity VIP Investment Grade Bond (AnnuiChoice )	3,693	2,013	163,819
Fidelity VIP Investment Grade Bond (GrandMaster flex3 )	22,066	27,950	58,014
Fidelity VIP Investment Grade Bond (GrandMaster )	65,698	81,072	433,150
Fidelity VIP Investment Grade Bond (IQ3 )	10,610	55,196	246,014
Fidelity VIP Investment Grade Bond (Pinnacle )	44,918	85,011	101,047
Fidelity VIP Investment Grade Bond (Pinnacle IV )	16,345	198,380	444,639
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E )	396	192	17,767
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E )	1,655	11,902	72,250
Fidelity VIP Investment Grade Bond (Pinnacle Plus )	1,583	4,420,697	45,309
Fidelity VIP Investment Grade Bond (Pinnacle V )	1,795,300	1,028,786	9,271,383
Fidelity VIP Mid Cap (AdvantEdge )	58,482	292,728	410,158
Fidelity VIP Mid Cap (AnnuiChoice II )	125,792	54,444	845,181
Fidelity VIP Mid Cap (AnnuiChoice )	18,362	6,569	289,096
Fidelity VIP Mid Cap (GrandMaster flex3 )	19,954	29,809	255,954
Fidelity VIP Mid Cap (Grandmaster )	51,252	44,077	446,297
Fidelity VIP Mid Cap (IQ Annuity )	72,913	65,676	890,367
Fidelity VIP Mid Cap (Pinnacle )	108,598	58,959	427,110
Fidelity VIP Mid Cap (Pinnacle IV )	82,472	253,002	836,269
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E )	83,231	158,130	523,568
Fidelity VIP Mid Cap (Pinnacle Plus )	36,328	97,449	391,206
Fidelity VIP Mid Cap (Pinnacle V )	229,719	366,922	1,720,081
Fidelity VIP Overseas (AdvantEdge )	42,925	41,105	300,932
Fidelity VIP Overseas (AnnuiChoice II )	20,131	7,530	257,595
Fidelity VIP Overseas (AnnuiChoice )	42,007	69,741	119,298
Fidelity VIP Overseas (GrandMaster flex3 )	22,530	23,066	105,602
Fidelity VIP Overseas (GrandMaster )	446,084	108,037	498,820
Fidelity VIP Overseas (IQ3 )	19,371	47,516	262,111
Fidelity VIP Overseas (Pinnacle )	7,481	71,519	295,378
Fidelity VIP Overseas (Pinnacle IV )	404,134	150,839	693,005
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )	66,807	34,343	107,088
Fidelity VIP Overseas (Pinnacle Plus )	64,612	90,459	144,604
Fidelity VIP Overseas (Pinnacle V )	165,621	141,734	886,321
Fidelity VIP Target Volatility (AnnuiChoice II )	10,033	337	18,013
Fidelity VIP Target Volatility (GrandMaster )	7,802	398	7,421
Fidelity VIP Target Volatility (Pinnacle V )	209,294	99,625	349,678

* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantage )	$63,535	$7,166	$84,323
Columbia VIT Mid Cap Value (AnnuiChoice II )	48,887	5,578	379,678
Columbia VIT Mid Cap Value (AnnuiChoice )	(1)	63	4,616
Columbia VIT Mid Cap Value (Grandmaster flex3 )	127,443	115,100	175,131
Columbia VIT Mid Cap Value (Grandmaster )	1	16	845
Columbia VIT Mid Cap Value (Pinnacle )	(1)	904	32,474
Columbia VIT Mid Cap Value (Pinnacle IV )	53,614	7,912	86,790
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E )	16,289	14,269	31,630
Columbia VIT Mid Cap Value (Pinnacle Plus )	2,001	43,392	119,057
Columbia VIT Mid Cap Value (Pinnacle V )	69,673	75,864	217,927
Franklin Growth and Income VIP Fund (Pinnacle )	195,465	362,460	1,449,555
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	818	95	6,926
Franklin Income VIP Fund (Pinnacle )	259,501	707,111	3,675,534
Franklin Income VIP Fund (Pinnacle II Reduced M&E )	13,181	2,911	270,544
JP Morgan IT Mid Cap Value (AnnuiChoice )	123	26	1,553
JP Morgan IT Mid Cap Value (GrandMaster flex3 )	5,897	6,183	54,623
JP Morgan IT Mid Cap Value (Grandmaster )	4,652	4,610	42,664
JP Morgan IT Mid Cap Value (IQ3 )	3,655	1,041	33,816
JP Morgan IT Mid Cap Value (Pinnacle )	5,662	2,492	54,276
JP Morgan IT Mid Cap Value (Pinnacle IV )	32,668	241,886	258,961
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E )	17,445	36,249	220,676
JP Morgan IT Mid Cap Value (Pinnacle Plus )	1	4,111	—
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	524	5,859	4,599
Morgan Stanley UIF Emerging Markets Debt (IQ3 )	13	1,157	247
Morgan Stanley UIF Emerging Markets Debt (Pinnacle )	6,924	59,628	103,162
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	3,263	42,336	24,190
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E )	824	171	16,675
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	67	78	2,892
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	19	16	1,088
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )	1,566	15,066	63,703
Morgan Stanley UIF U.S. Real Estate (IQ3 )	945	6,627	42,118
Morgan Stanley UIF U.S. Real Estate (Pinnacle )	67,174	121,574	407,047
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	8,490	272,264	306,303
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge )	2,905	1,062	65,581
American Funds Managed Risk Asset Allocation (AnnuiChoice )	3	3	96
American Funds Managed Risk Asset Allocation (AnnuiChoice II )	39,476	7,720	132,602
American Funds Managed Risk Asset Allocation (GrandMaster flex3 )	230	1,076	4,920
American Funds Managed Risk Asset Allocation (Pinnacle )	10,056	1,291	9,411
American Funds Managed Risk Asset Allocation (Pinnacle IV )	17,402	2,431	28,308
American Funds Managed Risk Asset Allocation (Pinnacle V )	293,167	134,547	1,549,617
Columbia VIT Small Cap Value Class 2 (AdvantEdge )	15,560	80,930	112,274
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II )	131,579	19,381	235,782
Columbia VIT Small Cap Value Class 2 (GrandMaster flex3 )	1,594	243	17,845
Columbia VIT Small Cap Value Class 2 (Grandmaster )	4,434	6,361	46,458
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus )	14,246	5,543	97,524
Columbia VIT Small Cap Value Class 2 (Pinnacle )	6,808	5,685	12,709
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Columbia VIT Small Cap Value Class 2 (Pinnacle IV )	$39,136	$7,907	$73,417
Columbia VIT Small Cap Value Class 2 (Pinnacle V )	95,012	136,437	558,274
Franklin Growth and Income VIP Fund (AdvantEdge )	15,765	17,311	102,765
Franklin Growth and Income VIP Fund (AnnuiChoice II )	56,048	60,727	346,977
Franklin Growth and Income VIP Fund (AnnuiChoice )	28,092	7,935	159,720
Franklin Growth and Income VIP Fund (GrandMaster flex3 )	37,114	90,375	187,650
Franklin Growth and Income VIP Fund (Grandmaster )	76,871	51,703	680,179
Franklin Growth and Income VIP Fund (IQ Annuity )	84,068	78,328	555,543
Franklin Growth and Income VIP Fund (Pinnacle )	163,723	53,806	709,192
Franklin Growth and Income VIP Fund (Pinnacle IV )	195,485	412,863	1,159,894
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )	1	—	18
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E )	114,767	31,621	389,438
Franklin Growth and Income VIP Fund (Pinnacle Plus )	15,759	107,130	73,126
Franklin Growth and Income VIP Fund (Pinnacle V )	194,598	182,148	893,456
Franklin Income VIP Fund (AdvantEdge )	48,984	13,163	292,861
Franklin Income VIP Fund (AnnuiChoice II )	87,040	117,205	787,965
Franklin Income VIP Fund (AnnuiChoice )	7,186	1,921	148,362
Franklin Income VIP Fund (GrandMaster flex3 )	58,253	272,918	823,614
Franklin Income VIP Fund (Grandmaster )	49,155	101,261	727,253
Franklin Income VIP Fund (IQ Annuity )	59,980	129,049	920,239
Franklin Income VIP Fund (Pinnacle IV )	103,136	341,768	1,767,464
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E )	64,422	123,740	359,404
Franklin Income VIP Fund (Pinnacle Plus )	6,788	118,270	110,981
Franklin Income VIP Fund (Pinnacle V )	639,013	623,699	8,388,260
Franklin Large Cap Growth VIP Fund (AdvantEdge )	16,993	41,495	151,702
Franklin Large Cap Growth VIP Fund (AnnuiChoice II )	13,248	22,341	239,668
Franklin Large Cap Growth VIP Fund (AnnuiChoice )	7,672	572	56,582
Franklin Large Cap Growth VIP Fund (GrandMaster flex3 )	14,238	1,362	56,992
Franklin Large Cap Growth VIP Fund (Grandmaster )	15,530	7,536	50,606
Franklin Large Cap Growth VIP Fund (IQ Annuity )	4,630	5,751	208,161
Franklin Large Cap Growth VIP Fund (Pinnacle )	27,981	10,786	145,496
Franklin Large Cap Growth VIP Fund (Pinnacle IV )	54,784	147,735	512,760
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E )	12,794	1,601	101,515
Franklin Large Cap Growth VIP Fund (Pinnacle Plus )	1,892	35,710	95,197
Franklin Large Cap Growth VIP Fund (Pinnacle V )	93,692	403,145	712,907
Franklin Mutual Shares VIP Fund (AdvantEdge )	166,174	317,328	1,242,652
Franklin Mutual Shares VIP Fund (AnnuiChoice II )	215,892	61,741	1,001,410
Franklin Mutual Shares VIP Fund (AnnuiChoice )	21,911	3,219	200,643
Franklin Mutual Shares VIP Fund (GrandMaster flex3 )	52,076	178,205	407,256
Franklin Mutual Shares VIP Fund (IQ Advisor Standard )	1,193	69	11,462
Franklin Mutual Shares VIP Fund (IQ Annuity )	41,994	65,698	246,147
Franklin Mutual Shares VIP Fund (Pinnacle )	52,196	58,548	424,742
Franklin Mutual Shares VIP Fund (Pinnacle IV )	103,104	201,053	848,061
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E )	107,367	72,792	272,116
Franklin Mutual Shares VIP Fund (Pinnacle Plus )	6,812	107,484	57,664
Franklin Mutual Shares VIP Fund (Pinnacle V )	848,833	544,835	4,396,018
Franklin Mutual Shares VIP Fund(Grandmaster )	44,724	50,056	289,685
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (AdvantEdge )	$78,570	$12,406	$163,316
Franklin Small Cap Value VIP Fund (AnnuiChoice II )	41,637	21,475	73,163
Franklin Small Cap Value VIP Fund (Grandmaster )	40,683	8,669	147,766
Franklin Small Cap Value VIP Fund (GrandMaster flex3 )	3,846	9,502	18,363
Franklin Small Cap Value VIP Fund (IQ Annuity )	12,688	14,087	86,097
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E )	1,809	3,618	10,290
Franklin Small Cap Value VIP Fund (Pinnacle Plus )	8,323	908	59,049
Franklin Small Cap Value VIP Fund (Pinnacle )	29,842	53,223	116,464
Franklin Small Cap Value VIP Fund (Pinnacle IV )	29,283	21,817	142,858
Franklin Small Cap Value VIP Fund (Pinnacle V )	193,145	56,706	476,815
Invesco VI American Franchise (AdvantEdge )	2,411	832	10,161
Invesco VI American Franchise (AnnuiChoice II )	1,863	20,788	15,309
Invesco VI American Franchise (GrandMaster flex3 )	1,203	201	12,334
Invesco VI American Franchise (Grandmaster )	513	74	4,254
Invesco VI American Franchise (IQ Annuity )	—	104	—
Invesco VI American Franchise (Pinnacle Plus Reduced M&E )	9,606	56	9,543
Invesco VI American Franchise (Pinnacle Plus )	2,461	12,898	19,220
Invesco VI American Franchise (Pinnacle )	390	14,257	3,511
Invesco VI American Franchise (Pinnacle IV )	11,595	20,803	77,691
Invesco VI American Franchise (Pinnacle V )	45,006	18,985	75,357
Invesco VI American Value (AdvantEdge )	22,180	183,680	152,604
Invesco VI American Value (AnnuiChoice II )	193,243	43,070	596,255
Invesco VI American Value (AnnuiChoice )	145	133	2,573
Invesco VI American Value (GrandMaster flex3 )	1,778	470	32,211
Invesco VI American Value (IQ Annuity )	19,327	333	33,989
Invesco VI American Value (Pinnacle Plus Reduced M&E )	3,271	10,327	16,701
Invesco VI American Value (Pinnacle Plus )	7,365	4,976	158,811
Invesco VI American Value II (Pinnacle V )	283,353	81,740	937,569
Invesco VI American Value II (Pinnacle )	28,942	30,290	25,249
Invesco VI American Value II (Pinnacle IV )	1,317	16,469	24,144
Invesco VI Comstock (AdvantEdge )	19,625	58,273	151,282
Invesco VI Comstock (AnnuiChoice II )	155,411	99,429	533,073
Invesco VI Comstock (AnnuiChoice )	4,751	1,453	44,574
Invesco VI Comstock (GrandMaster flex3 )	11,042	20,598	66,594
Invesco VI Comstock (Grandmaster )	4,154	1,252	49,778
Invesco VI Comstock (IQ Annuity )	2,294	375	15,310
Invesco VI Comstock (Pinnacle Plus Reduced M&E )	13,626	15,862	74,277
Invesco VI Comstock (Pinnacle Plus )	3,868	12,181	36,047
Invesco VI Comstock (Pinnacle )	7,495	10,777	75,967
Invesco VI Comstock (Pinnacle IV )	109,505	96,728	208,541
Invesco VI Comstock (Pinnacle V )	375,700	172,308	1,573,998
Invesco VI International Growth Class II (Advantage )	49,266	9,548	132,570
Invesco VI International Growth Class II (IQ Advisor Enhanced )	98,030	6,139	298,303
Invesco VI International Growth Class II (Pinnacle Plus )	8,209	4,316	114,937
Invesco VI International Growth Class II (Pinnacle )	1,919	9,866	60,332
Invesco VI International Growth Class II (Pinnacle V )	127,585	43,156	754,453
Invesco VI International Growth II (Grandmaster )	339	420	32,121
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco VI Mid Cap Growth (Pinnacle V )*	$38,496	$268	$38,203
Templeton Foreign VIP Fund (IQ Annuity )	21,002	29,838	279,302
Templeton Foreign VIP (Pinnacle )	8,146	17,491	216,009
Templeton Foreign VIP (Pinnacle IV )	27,810	141,389	739,809
Templeton Foreign VIP (Pinnacle V )	216,025	281,286	1,752,338
Templeton Foreign VIP Fund (AnnuiChoice II )	98,830	31,582	436,734
Templeton Foreign VIP Fund (AnnuiChoice )	2,023	1,574	56,924
Templeton Foreign VIP Fund (AdvantEdge )	38,682	55,244	429,979
Templeton Foreign VIP Fund (GrandMaster flex3 )	29,143	162,503	205,571
Templeton Foreign VIP Fund (Grandmaster )	3,367	30,054	85,111
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E )	14,701	9,639	177,213
Templeton Foreign VIP Fund (Pinnacle Plus )	4,716	69,883	115,057
Templeton Global Bond VIP Fund (Pinnacle )	1,559	1,874	78,380
Templeton Global Bond VIP Fund (Grandmaster )	7,161	1,796	45,561
Templeton Global Bond VIP Fund (GrandMaster flex3 )	626	102,147	41,941
Templeton Global Bond VIP Fund (Pinnacle V )	6,056	12,929	43,592
Templeton Global Bond VIP Fund (Pinnacle IV )	20,961	32,400	182,975
Templeton Global Bond VIP Fund (AnnuiChoice II )	27,908	21,311	347,230
Templeton Growth VIP Fund (AdvantEdge )	7,674	9,907	70,683
Templeton Growth VIP Fund (AnnuiChoice II )	5,500	55,220	76,526
Templeton Growth VIP Fund (AnnuiChoice )	1,531	264	27,704
Templeton Growth VIP Fund (GrandMaster flex3 )	22,659	168,937	132,284
Templeton Growth VIP Fund (Grandmaster )	4,519	8,883	72,919
Templeton Growth VIP Fund (IQ Advisor Standard )	605	61	10,867
Templeton Growth VIP Fund (IQ Annuity )	13,299	23,032	149,280
Templeton Growth VIP Fund (Pinnacle )	20,993	31,937	113,075
Templeton Growth VIP Fund (Pinnacle IV )	36,352	106,894	410,720
Templeton Growth VIP Fund (Pinnacle II Reduced M&E )	621	121	9,461
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E )	46,277	30,119	105,115
Templeton Growth VIP Fund (Pinnacle Plus )	2,701	61,967	22,963
Templeton Growth VIP Fund (Pinnacle V )	38,139	64,920	443,126
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge )	12,070	16,341	195,262
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )	6,099	10,548	74,242
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )	5,531	1,082	105,298
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )	7,252	6,969	138,661
Morgan Stanley UIF Emerging Markets Debt (Grandmaster )	66	17	1,300
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity )	10,828	17,752	162,231
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )	2,778	6,858	49,990
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E )	4,777	9,147	86,685
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus )	4,411	3,842	85,264
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V )	20,922	96,774	228,295
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge )	25,692	82,220	314,892
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II )	8,526	3,600	88,597
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice )	12,119	1,217	68,862
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3 )	7,301	49,979	96,935
Morgan Stanley UIF Emerging Markets Equity (Grandmaster )	123,884	89,655	112,638
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity )	73,408	45,445	314,395
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (Pinnacle )	$4,314	$33,855	$89,026
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV )	121,759	81,688	369,480
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E )	27,245	30,583	69,649
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus )	2,453	64,084	199,308
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V )	57,429	205,817	565,289
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E )	25,322	47,045	140,042
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus )	4,376	85,352	229,810
Morgan Stanley UIF U.S. Real Estate (AdvantEdge )	11,521	127,409	163,314
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )	117,326	12,023	371,812
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )	29	130	2,003
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )	1,281	29,768	31,850
Morgan Stanley UIF U.S. Real Estate (Grandmaster )	39,550	8,234	100,403
Morgan Stanley UIF U.S. Real Estate (IQ Annuity )	5,813	24,926	128,190
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )	34,237	178,038	277,681
Morgan Stanley UIF U.S. Real Estate (Pinnacle V )	143,247	184,458	874,879
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantage )	12,429	85,011	203,809
BlackRock Capital Appreciation VI (AnnuiChoice II )	211,446	16,762	402,486
BlackRock Capital Appreciation VI (Annuichoice )	9	8	350
BlackRock Capital Appreciation VI (GrandMaster flex3 )	258	155	9,679
BlackRock Capital Appreciation VI Class III (Grandmaster )	42	99,959	1,592
BlackRock Capital Appreciation VI Class III (Pinnacle )	150	39,084	5,658
BlackRock Capital Appreciation VI Class III (Pinnacle IV )	13,691	7,720	53,913
BlackRock Capital Appreciation VI Class III (Pinnacle V )	213,286	49,760	1,115,240
BlackRock Global Allocation VI (Advantedge )	8,790	164,073	300,264
BlackRock Global Allocation VI (AnnuiChoice II )	9,561	18,106	166,248
BlackRock Global Allocation VI (Annuichoice )	446	1,009	41,402
BlackRock Global Allocation VI (Grandmaster flex3 )	260	169,634	8,751
BlackRock Global Allocation VI (Grandmaster )	477	958	7,192
BlackRock Global Allocation VI Class III (Pinnacle )	200	8,620	13,148
BlackRock Global Allocation VI Class III (Pinnacle IV )	316	16,668	27,941
BlackRock Global Allocation VI Class III (Pinnacle V )	64,234	62,251	266,601
BlackRock High Yield VI (Pinnacle V )*	48,096	15,626	32,704
BlackRock Total Return VI (Pinnacle V )*	188,987	1,495	187,469
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)	10,269	257	18,520
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV )	887,056	204,729	813,315
Non-Affiliated Class 4:
American Funds Bond (AnnuiChoice II )*	58,361	123	58,235
American Funds Bond (Pinnacle V )*	147,319	761	146,549
American Funds Capital Income Builder (Pinnacle IV )	5,988	560	40,535
American Funds Capital Income Builder (Pinnacle V )	144,271	21,843	226,796
American Funds Capital Income Builder (AnnuiChoice II )	477,587	89,376	530,154
American Funds Global Growth (AdvantEdge )	1,459	12,171	9,749
American Funds Global Growth (AnnuiChoice )	—	26,730	—
American Funds Global Growth (AnnuiChoice II )	211,716	11,351	740,494
American Funds Global Growth (Grandmaster )	7,509	281,434	89,402
American Funds Global Growth (GrandMaster flex3 )	2,575	33,557	—
American Funds Global Growth (Pinnacle )	1,092	369	1,104
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Non-Affiliated Class 4 (continued):
American Funds Global Growth (Pinnacle IV )	$1,653	$254,913	$2,928
American Funds Global Growth (Pinnacle V )	35,450	52,986	233,697
American Funds Growth (AdvantEdge )	22,249	1,582	20,689
American Funds Growth (AnnuiChoice II )	157,749	2,993	306,106
American Funds Growth (Pinnacle )	742	7	739
American Funds Growth (Pinnacle IV )	601	4,789	1,568
American Funds Growth (Pinnacle V )	426,567	2,907	452,155
American Funds Growth-Income (AdvantEdge )	29,762	51,452	—
American Funds Growth-Income (AnnuiChoice II )	69,652	8,781	363,738
American Funds Growth-Income (Grandmaster )	18,240	9,325	133,828
American Funds Growth-Income (Pinnacle )	7,269	5,642	16,974
American Funds Growth-Income (Pinnacle IV )	8,204	982	77,895
American Funds Growth-Income (Pinnacle V )	304,089	109,607	978,582
American Funds New World (AdvantEdge )	529	12,283	—
American Funds New World (AnnuiChoice )	—	19,297	—
American Funds New World (AnnuiChoice II )	31,296	7,898	158,936
American Funds New World (Grandmaster )	—	200,129	—
American Funds New World (GrandMaster flex3 )	18	9,487	—
American Funds New World (Pinnacle )	12,985	1,676	49,144
American Funds New World (Pinnacle IV )	1,267	190,771	20,876
American Funds New World (Pinnacle V )	30,224	51,152	146,404
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle )	55,949	73,411	506,462
Deutsche Small Cap Index VIP (Pinnacle IV )	54	84	643
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E )	259	42	2,868
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge )	7,945	7,434	20,860
Deutsche Small Cap Index (AnnuiChoice II )	94,044	8,209	459,622
Deutsche Small Cap Index (AnnuiChoice )	1,928	706	20,160
Deutsche Small Cap Index (GrandMaster flex3 )	6,740	7,331	44,477
Deutsche Small Cap Index (Grandmaster )	4,456	6,320	22,458
Deutsche Small Cap Index (IQ3 )	6,896	2,248	66,122
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E )	13,729	6,347	189,245
Deutsche Small Cap Index (Pinnacle Plus )	5,992	43,945	26,628
Deutsche Small Cap Index VIP (Pinnacle IV )	29,860	26,114	176,689
Deutsche Small Cap Index VIP (Pinnacle V )	57,555	30,829	209,260
Advisor Class:
Pimco VIT All Asset (AdvantEdge )	4,946	37,076	129,528
Pimco VIT All Asset (IQ Annuity )	3,144	7,258	128,591
Pimco VIT All Asset (Pinnacle )	90,195	69,163	66,116
Pimco VIT All Asset (AnnuiChoice II )	10,714	8,271	120,956
Pimco VIT All Asset (AnnuiChoice )	357	165	16,410
Pimco VIT All Asset (GrandMaster flex3 )	31	22	1,324
Pimco VIT All Asset (Grandmaster )	47,965	10,995	407,592
Pimco VIT All Asset (Pinnacle IV )	9,539	75,564	410,701
Pimco VIT All Asset (Pinnacle Plus Reduced M&E )	12,252	11,149	30,075
Pimco VIT All Asset (Pinnacle Plus )	23,585	48,826	59,693
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT All Asset (Pinnacle V )	$34,662	$127,495	$310,731
Pimco VIT Commodity Real Return (Pinnacle )	9,565	19,303	126,250
Pimco VIT Commodity Real Return (Pinnacle IV )	3,014	21,689	73,963
Pimco VIT Commodity Real Return (Pinnacle V )	82,699	134,995	1,127,786
Pimco VIT Commodity Real Return Strategy (AdvantEdge )	37,100	65,626	554,201
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II )	28,405	9,269	132,996
Pimco VIT Commodity Real Return Strategy (AnnuiChoice )	(1)	1,529	—
Pimco VIT Commodity Real Return Strategy (Grandmaster )	21,702	2,502	137,337
Pimco VIT Commodity Real Return Strategy (IQ Annuity )	14,621	18,727	221,967
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 )	75	1,953	11,304
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E )	2,258	4,716	18,240
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus )	1,058	16,801	105,694
Pimco VIT Foreign Bond (Pinnacle V )*	15,018	14,736	—
Pimco VIT Long Term Government (AdvantEdge )	44,299	332	43,957
Pimco VIT Long Term Government (AnnuiChoice II )	13,609	3,299	108,656
Pimco VIT Long Term Government (Pinnacle )	36,090	16,843	17,843
Pimco VIT Long Term Government (Pinnacle IV )	3,018	14	3,003
Pimco VIT Long Term Government (Pinnacle V )	16,492	459	16,020
Pimco VIT Low Duration (AnnuiChoice II )	6,851	29,498	150,557
Pimco VIT Low Duration (AnnuiChoice )	39	33	2,879
Pimco VIT Low Duration (GrandMaster flex3 )	1,265	1,437	94,518
Pimco VIT Low Duration (Grandmaster )	10,897	3,480	239,808
Pimco VIT Low Duration (IQ Annuity )	9,886	13,911	612,955
Pimco VIT Low Duration (Pinnacle )	348	1,868	24,796
Pimco VIT Low Duration (Pinnacle IV )	22,495	11,582	66,350
Pimco VIT Low Duration (AdvantEdge )	1,456	4,253	75,032
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E )	14,896	14,396	13,028
Pimco VIT Low Duration (Pinnacle Plus )	7,857,207	7,815,657	56,134
Pimco VIT Low Duration (Pinnacle V )	276,737	224,254	907,595
Pimco VIT Real Return (Pinnacle IV )	1,547	10,083	76,195
Pimco VIT Real Return (AdvantEdge )	1,849	13,077	24,486
Pimco VIT Real Return (AnnuiChoice II )	38,292	10,072	228,292
Pimco VIT Real Return (AnnuiChoice )	1,818	13,742	95,157
Pimco VIT Real Return (GrandMaster flex3 )	30,521	8,126	78,577
Pimco VIT Real Return (Grandmaster )	13,880	10,203	35,038
Pimco VIT Real Return (IQ Annuity )	5,676	8,597	259,036
Pimco VIT Real Return (Pinnacle )	5,964	9,172	96,416
Pimco VIT Real Return (Pinnacle Plus Reduced M&E )	5,482	13,452	5,507
Pimco VIT Real Return (Pinnacle Plus )	8,907	23,158	71,214
Pimco VIT Real Return (Pinnacle V )	80,619	58,425	885,398
Pimco VIT Total Return (Pinnacle V )	1,484,929	1,478,532	12,761,543
Pimco VIT Total Return (AdvantEdge )	264,546	928,643	3,755,075
Pimco VIT Total Return (AnnuiChoice II )	544,070	145,835	2,667,678
Pimco VIT Total Return (AnnuiChoice )	5,544	2,902	292,357
Pimco VIT Total Return (GrandMaster flex3 )	503,625	358,195	569,896
Pimco VIT Total Return (Grandmaster )	66,451	73,400	699,222
Pimco VIT Total Return (IQ Annuity )	63,565	69,223	895,445
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
Advisor Class (continued):
Pimco VIT Total Return (Pinnacle )	$90,536	$287,696	$433,762
Pimco VIT Total Return (Pinnacle IV )	45,284	124,918	430,034
Pimco VIT Total Return (Pinnacle Plus Reduced M&E )	106,384	55,661	86,436
Pimco VIT Total Return (Pinnacle Plus )	166,946	220,633	556,962
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle )	60	17,812	1,673
Guggenheim VT Global Managed Future Strategy (Pinnacle IV )	122	11,309	3,511
Guggenheim VT Global Managed Future Strategy (Pinnacle V )	23,812	74,112	175,440
Guggenheim VT Global Managed Futures Strategies (AdvantEdge )	18,066	11,057	120,107
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II )	2,951	3,041	32,559
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice )	275	1,962	7,816
Guggenheim VT Global Managed Futures Strategies (Grandmaster )	29	1,759	812
Guggenheim VT Global Managed Futures Strategies (IQ Annuity )	—	1,107	—
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E )	6,519	1,525	10,447
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus )	461	7,267	14,188
Guggenheim VT Multi-Hedge Strategies (AdvantEdge )	13,442	10,876	115,020
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II )	1,982	14,457	28,009
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice )	105	1,310	99,359
Guggenheim VT Multi-Hedge Strategies (GrandMaster flex3 )	17	419	16,349
Guggenheim VT Multi-Hedge Strategies (Grandmaster )	6,011	35,532	17,965
Guggenheim VT Multi-Hedge Strategies (IQ Annuity )	1,273	10,758	54,558
Guggenheim VT Multi-Hedge Strategies (Pinnacle )	66	2,957	61,847
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV )	14	2,228	12,421
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E )	11,479	7,410	29,417
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus )	11	14,203	7,464
Guggenheim VT Multi-Hedge Strategies (Pinnacle V )	1,056	11,098	82,175
Guggenheim VT Long Short Equity (AdvantEdge )	—	601	14,424
Guggenheim VT Long Short Equity (AnnuiChoice II )	878	4,627	53,771
Guggenheim VT Long Short Equity (AnnuiChoice )	2	33	1,863
Guggenheim VT Long Short Equity (Grandmaster )	1	79	1,846
Guggenheim VT Long Short Equity (IQ Annuity )	—	318	665
Guggenheim VT Long Short Equity (Pinnacle )	1	2,192	10,728
Guggenheim VT Long Short Equity (Pinnacle IV )	—	2,207	16,853
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E )	—	82	6,541
Guggenheim VT Long Short Equity (Pinnacle Plus )	—	60	3,383
Guggenheim VT Long Short Equity (Pinnacle V )	166	8,293	53,387
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ® )	372	981	16,172
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)	2,852	3,304	38,276
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)	15,662	3,587	27,789
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)	83,330	128,442	522,382
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)	1,396	1,669	11,090
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)	35,944	4,055	59,337
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)	288,021	33,860	761,792
iShares TIPS Bond ETF (Varoom GLWB 2)	1,583	1,184	20,335
iShares TIPS Bond ETF (Varoom GLWB 3)	17,685	3,537	26,502
iShares TIPS Bond ETF (Varoom GLWB 5)	11,348	54,778	66,351
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	$310	$396	$6,732
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	3,511	2,828	44,997
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)	5,337	11,875	108,804
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)	10,376	15,505	167,961
iShares S&P 500 Growth ETF (Varoom)	1,055	3,961	33,938
iShares S&P 500 Growth ETF (Varoom GLWB 1)	8,621	11,880	93,391
iShares S&P 500 Growth ETF (Varoom GLWB 2)	685	659	6,257
iShares S&P 500 Growth ETF (Varoom GLWB 3)	42,308	7,499	121,122
iShares S&P 500 Growth ETF (Varoom GLWB 4)	181,671	103,539	1,473,122
iShares S&P 500 Growth ETF (Varoom GLWB 5)	38,745	3,588	70,068
iShares Core S&P 500 Index ETF (Varoom)	2,530	12,007	79,124
iShares Core S&P 500 Index ETF (Varoom GLWB 1)	45,461	154,394	607,694
iShares Core S&P 500 Index ETF (Varoom GLWB 2)	1,814	2,478	19,701
iShares Core S&P 500 Index ETF (Varoom GLWB 3)	183,436	41,850	598,556
iShares Core S&P 500 Index ETF (Varoom GLWB 4)	1,180,691	1,932,989	15,993,762
iShares Core S&P 500 Index ETF (Varoom GLWB 5)	202,134	85,518	1,122,256
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	1,331	23,777	21,546
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	720	1,229	6,710
iShares S&P 500 Value Index ETF (Varoom GLWB 3)	2,557	5,838	95,702
iShares S&P 500 Value Index ETF (Varoom GLWB 4)	30,423	36,522	270,665
iShares S&P 500 Value Index ETF (Varoom GLWB 5)	21,665	37,724	77,409
iShares Core S&P MidCap Index ETF (Varoom)	1,208	3,760	39,198
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)	14,767	64,092	175,240
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)	8,171	9,930	63,595
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)	47,615	7,614	185,794
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)	367,749	821,413	4,425,208
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)	91,398	61,481	370,885
iShares Core S&P Small Cap Index ETF (Varoom)	648	2,324	24,560
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)	8,785	37,814	85,590
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)	4,285	5,466	33,772
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)	33,670	3,825	120,768
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)	189,412	512,040	2,150,412
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)	71,747	64,059	308,887
iShares International Treasury Bond (Varoom)	479	1,481	18,833
iShares International Treasury Bond (Varoom GLWB 1)	14,151	28,990	148,275
iShares International Treasury Bond (Varoom GLWB 3)	20,226	7,402	40,355
iShares International Treasury Bond (Varoom GLWB 4)	296,636	290,628	2,810,552
iShares International Treasury Bond (Varoom GLWB 5)	356	219	3,077
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	173	538	5,511
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	10,506	19,351	210,224
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)	43,212	24,246	225,716
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)	62,070	111,288	822,289
Vanguard Emerging Markets Index Fund ETF (Varoom)	503	343	25,516
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)	9,632	13,838	77,850
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)	2,356	8,013	73,008
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)	51,319	36,861	252,351
Vanguard Developed Markets Index FundETF (Varoom)	1,488	1,631	25,941
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

2. Investments

Subaccount	Purchases	Sales	Cost
ETF Shares (continued):
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)	$16,893	$21,247	$133,890
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)	391	193	3,541
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)	21,535	7,877	49,822
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)	348,735	200,721	2,845,681
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)	35,890	10,749	176,016
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	571	1,081	17,386
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	1,362	1,467	29,877
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)	31,942	9,385	60,539
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)	896	382	11,289
Vanguard Large-Cap Index ETF (Varoom)	183	585	5,470
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	8,105	7,441	92,481
Vanguard Large-Cap Index ETF (Varoom GLWB 3)	1,031	1,880	45,150
Vanguard Large-Cap Index ETF (Varoom GLWB 5)	85,472	40,535	419,685
Vanguard Mega Cap Index ETF (Varoom)	640	1,713	16,831
Vanguard Mega Cap Index ETF (Varoom GLWB 2)	622	1,114	8,505
Vanguard Mega Cap Index ETF (Varoom GLWB 5)	5,245	12,932	69,342
Vanguard REIT Index ETF (Varoom GLWB 2)	7,211	5,057	42,700
Vanguard REIT Index ETF (Varoom GLWB 3)	15,217	2,892	49,678
Vanguard REIT Index ETF (Varoom GLWB 5)	73,854	30,862	256,473
Vanguard Total Bond Market Index ETF (Varoom)	3,675	7,400	65,763
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	98,419	170,176	1,009,903
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	39,832	38,850	412,421
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)	187,457	72,642	467,002
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)	2,086,532	1,543,536	18,899,062
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)	217,012	105,452	1,430,471
Vanguard VI Money Market (Varoom GLWB 3)	109	23,925	—
Vanguard VI Money Market (Varoom GLWB 5)	309	5,245	—
Vanguard Short Term Bond ETF (Varoom GLWB 3)	16,078	11,980	67,612
Vanguard Short Term Bond ETF (Varoom GLWB 5)	2,322	884	30,140
* - 2016 inception date of subaccount.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions

The Company assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account. All charges listed below are under “Mortality and Expense %” are the annual rates deducted as daily charge, thus affecting the unit values. All other charges, including the annual administration fee, some optional benefit fees (those not listed under “Mortality and Expense %”), withdrawal charges and transfer charges, if any, are taken from the contract’s account value by redeeming units. Fourteen contracts are currently included in the Separate Account. The products are stated in the table below, along with the mortality and expense charges and the annual administration fee:

	Contracts	Mortality and	Annual Administration
		Expense %	Fee
1	GrandMaster	1.35	$30
2	GrandMaster flex3	1.55	$50
3	IQ	1.35	$30
4	IQ3	1.45	$30
5	IQ Advisor - Standard	0.60	N/A
	IQ Advisor - Enhanced	0.80	N/A
6	AnnuiChoice	1.00	$30
7	AnnuiChoice II	1.15	$30
	AnnuiChoice II - GMAB Rider	1.75	$30
8	Pinnacle Plus	1.67	$40
	Pinnacle Plus- Reduced M&E	1.15	$40
9	Pinnacle	1.35	$30
	Pinnacle-Reduced M&E	1.10	$30
10	Pinnacle IV	1.45	$30
	Pinnacle IV - GMAB	2.05	$30
11	Pinnacle V	1.55	$30
	Pinnacle V - GMAB	2.15	$30
12	AdvantEdge	1.60	$50
13	Varoom	1.75	N/A
	Varoom - Standard option	2.35	N/A
	Varoom - Self Styled Option	2.55	N/A
14	Varoom II	1.90	N/A
	Varoom II - Standard Option	2.55	N/A
	Varoom II - Self Styled Option	2.75	N/A

For optional benefits that are not included in the daily mortality and expense charge, the Company deducts an amount either quarterly or annually, depending on the benefit, to cover the cost of the additional benefits elected.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

3. Expenses and Related Party Transactions (continued)

For charges that are dependent on contract owner actions, e.g., withdrawal charges and transfer fees, the Company deducts an amount at the time of the transaction to cover the cost. In both situations (ongoing benefit charges and transaction charges), the fees are deducted from the account value by redeeming units.

Touchstone Advisors Inc., which is affiliated with the Company, advises each of the Touchstone Variable Series Trust offered through the Company’s variable products.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for each of the five years in the period ended December 31, 2016.

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Underlying Fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Underlying Fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the fair value of the Underlying Fund, which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AdvantEdge )
	2016	29	$14.40	$416	1.74%	1.60%	6.23%
	2015	26	13.56	347	1.57%	1.60%	(1.70)%
	2014	29	13.79	404	—%	1.60%	5.77%
	2013	39	13.04	512	2.89%	1.60%	20.95%
	2012	27	10.78	287	1.97%	1.60%	10.78%
Touchstone Aggressive ETF (AnnuiChoice ®)
	2016	23	17.80	409	1.55%	1.00%	6.88%
	2015	24	16.66	392	1.66%	1.00%	(1.10)%
	2014	24	16.84	407	—%	1.00%	6.42%
	2013	41	15.83	649	2.56%	1.00%	21.69%
	2012	17	13.01	217	1.34%	1.00%	11.46%
Touchstone Aggressive ETF (AnnuiChoice II )
	2016	21	21.16	452	1.56%	1.15%	6.72%
	2015	28	19.83	560	1.60%	1.15%	(1.25)%
	2014	30	20.08	601	—%	1.15%	6.26%
	2013	40	18.90	759	3.02%	1.15%	21.50%
	2012	27	15.55	422	1.42%	1.15%	11.29%
Touchstone Aggressive ETF (GrandMaster flex3 )
	2016	66	16.64	1,099	1.52%	1.55%	6.28%
	2015	71	15.66	1,105	1.51%	1.55%	(1.65)%
	2014	86	15.92	1,362	—%	1.55%	5.83%
	2013	95	15.04	1,423	2.45%	1.55%	21.01%
	2012	35	12.43	437	1.76%	1.55%	10.84%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (Grandmaster )
	2016	16	$17.06	$271	1.52%	1.35%	6.50%
	2015	18	16.02	285	1.66%	1.35%	(1.45)%
	2014	18	16.25	296	—%	1.35%	6.04%
	2013	19	15.33	292	1.06%	1.35%	21.26%
	2012	16	12.64	203	1.36%	1.35%	11.06%
Touchstone Aggressive ETF (IQ Annuity )
	2016	42	16.85	704	1.37%	1.45%	6.39%
	2015	53	15.84	836	1.49%	1.45%	(1.55)%
	2014	61	16.09	981	—%	1.45%	5.93%
	2013	66	15.18	1,007	2.61%	1.45%	21.14%
	2012	37	12.53	465	1.82%	1.45%	10.95%
Touchstone Aggressive ETF (Pinnacle )
	2016	41	17.06	693	1.53%	1.35%	6.50%
	2015	43	16.02	681	1.55%	1.35%	(1.45)%
	2014	49	16.25	791	—%	1.35%	6.04%
	2013	55	15.33	843	1.99%	1.35%	21.26%
	2012	8	12.64	106	1.38%	1.35%	11.06%
Touchstone Aggressive ETF (Pinnacle IV )
	2016	51	16.85	867	1.63%	1.45%	6.39%
	2015	59	15.84	930	1.53%	1.45%	(1.55)%
	2014	78	16.09	1,259	—%	1.45%	5.93%
	2013	128	15.18	1,946	2.66%	1.45%	21.14%
	2012	93	12.54	1,166	1.67%	1.45%	10.95%
Touchstone Aggressive ETF (Pinnacle Plus Reduced M&E )
	2016	9	15.59	143	1.87%	1.15%	6.72%
	2015	6	14.61	87	2.37%	1.15%	(1.25)%
	2014	2	14.79	37	—%	1.15%	6.26%
	2013	1	13.92	9	1.77%	1.15%	21.50%
Touchstone Aggressive ETF (Pinnacle Plus )
	2016	10	16.40	161	1.16%	1.67%	6.16%
	2015	17	15.45	258	1.39%	1.67%	(1.77)%
	2014	22	15.73	353	—%	1.67%	5.70%
	2013	23	14.88	344	2.56%	1.67%	20.87%
	2012	14	12.31	168	1.95%	1.67%	10.70%
Touchstone Aggressive ETF (Pinnacle V )
	2016	43	20.51	878	1.52%	1.55%	6.28%
	2015	45	19.30	860	1.66%	1.55%	(1.65)%
	2014	44	19.62	869	—%	1.55%	5.83%
	2013	57	18.54	1,065	2.90%	1.55%	21.01%
	2012	33	15.32	505	1.71%	1.55%	10.84%
Touchstone Conservative ETF (AdvantEdge )
	2016	9	12.93	120	1.53%	1.60%	3.89%
	2015	9	12.45	117	1.00%	1.60%	(1.83)%
	2014	18	12.68	223	1.02%	1.60%	3.54%
	2013	29	12.25	355	6.82%	1.60%	6.76%
	2012	8	11.47	97	3.42%	1.60%	5.02%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (AnnuiChoice II )
	2016	23	$15.04	$343	1.49%	1.15%	4.37%
	2015	24	14.41	347	1.46%	1.15%	(1.39)%
	2014	27	14.61	390	1.15%	1.15%	4.02%
	2013	29	14.05	409	4.44%	1.15%	7.25%
	2012	30	13.10	393	2.76%	1.15%	5.50%
Touchstone Conservative ETF (AnnuiChoice )
	2016	1	15.56	11	1.53%	1.00%	4.53%
	2015	1	14.89	11	1.49%	1.00%	(1.24)%
	2014	1	15.07	12	1.22%	1.00%	4.17%
	2013	1	14.47	10	3.67%	1.00%	7.41%
	2012	1	13.47	13	2.21%	1.00%	5.66%
Touchstone Conservative ETF (GrandMaster flex3 )
	2016	42	14.55	608	1.40%	1.55%	3.95%
	2015	53	13.99	738	1.58%	1.55%	(1.78)%
	2014	50	14.25	711	1.02%	1.55%	3.60%
	2013	58	13.75	794	4.39%	1.55%	6.82%
	2012	60	12.88	776	3.24%	1.55%	5.08%
Touchstone Conservative ETF (Grandmaster )
	2016	12	14.91	176	1.47%	1.35%	4.16%
	2015	13	14.31	184	1.49%	1.35%	(1.59)%
	2014	13	14.54	196	1.15%	1.35%	3.81%
	2013	14	14.01	197	3.87%	1.35%	7.04%
	2012	19	13.09	244	3.57%	1.35%	5.29%
Touchstone Conservative ETF (IQ Annuity )
	2016	96	14.73	1,417	1.58%	1.45%	4.05%
	2015	89	14.15	1,266	1.57%	1.45%	(1.68)%
	2014	86	14.39	1,238	1.13%	1.45%	3.70%
	2013	109	13.88	1,516	3.96%	1.45%	6.93%
	2012	144	12.98	1,869	3.28%	1.45%	5.18%
Touchstone Conservative ETF (Pinnacle )
	2016	29	14.91	439	1.52%	1.35%	4.16%
	2015	30	14.31	425	1.50%	1.35%	(1.59)%
	2014	30	14.54	439	1.10%	1.35%	3.81%
	2013	33	14.01	466	4.20%	1.35%	7.04%
	2012	38	13.09	497	3.69%	1.35%	5.29%
Touchstone Conservative ETF (Pinnacle IV )
	2016	80	14.73	1,178	1.51%	1.45%	4.05%
	2015	85	14.15	1,201	1.22%	1.45%	(1.68)%
	2014	128	14.40	1,836	1.01%	1.45%	3.70%
	2013	199	13.88	2,761	4.24%	1.45%	6.93%
	2012	224	12.98	2,911	3.21%	1.45%	5.18%
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E )
	2016	20	12.51	245	1.37%	1.15%	4.37%
	2015	26	11.99	312	2.06%	1.15%	(1.39)%
	2014	6	12.15	77	0.56%	1.15%	4.02%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Conservative ETF (Pinnacle Plus )
	2016	43	$14.33	$614	1.38%	1.67%	3.82%
	2015	54	13.81	740	1.45%	1.67%	(1.90)%
	2014	44	14.07	625	0.76%	1.67%	3.47%
	2013	131	13.60	1,780	4.16%	1.67%	6.69%
	2012	152	12.75	1,937	3.36%	1.67%	4.95%
Touchstone Conservative ETF Fund (Pinnacle V )
	2016	161	14.58	2,344	1.30%	1.55%	3.95%
	2015	223	14.03	3,129	1.34%	1.55%	(1.78)%
	2014	278	14.28	3,975	1.18%	1.55%	3.60%
	2013	270	13.79	3,723	4.40%	1.55%	6.82%
	2012	285	12.91	3,681	3.55%	1.55%	5.08%
Touchstone Active Bond (AdvantEdge )
	2016	18	12.60	226	2.10%	1.60%	4.29%
	2015	18	12.08	220	2.26%	1.60%	(2.86)%
	2014	17	12.44	216	2.68%	1.60%	2.16%
	2013	16	12.17	198	3.51%	1.60%	(3.75)%
	2012	17	12.65	210	6.43%	1.60%	3.59%
Touchstone Active Bond (AnnuiChoice II )
	2016	6	13.84	87	2.11%	1.15%	4.76%
	2015	7	13.21	92	2.52%	1.15%	(2.41)%
	2014	7	13.54	90	2.82%	1.15%	2.62%
	2013	6	13.19	80	3.55%	1.15%	(3.31)%
	2012	6	13.64	84	4.89%	1.15%	4.07%
Touchstone Active Bond (AnnuiChoice )
	2016	13	16.22	216	2.05%	1.00%	4.92%
	2015	14	15.46	218	2.15%	1.00%	(2.26)%
	2014	15	15.82	234	2.50%	1.00%	2.78%
	2013	16	15.39	240	3.41%	1.00%	(3.16)%
	2012	17	15.89	273	3.76%	1.00%	4.22%
Touchstone Active Bond (GrandMaster flex3 )
	2016	9	14.49	131	1.67%	1.55%	4.34%
	2015	12	13.88	173	6.50%	1.55%	(2.81)%
	2014	4	14.29	50	2.09%	1.55%	2.21%
	2013	6	13.98	77	2.08%	1.55%	(3.70)%
	2012	13	14.51	192	4.56%	1.55%	3.64%
Touchstone Active Bond (Grandmaster )
	2016	2	14.13	31	2.06%	1.35%	4.55%
	2015	2	13.51	31	0.59%	1.35%	(2.61)%
	2014	11	13.88	152	2.47%	1.35%	2.42%
	2013	12	13.55	161	2.06%	1.35%	(3.50)%
	2012	29	14.04	406	3.93%	1.35%	3.85%
Touchstone Active Bond (IQ Annuity )
	2016	8	15.12	124	2.10%	1.45%	4.45%
	2015	8	14.47	121	3.66%	1.45%	(2.71)%
	2014	5	14.88	73	2.17%	1.45%	2.31%
	2013	6	14.54	92	2.76%	1.45%	(3.60)%
	2012	10	15.08	150	5.87%	1.45%	3.75%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Active Bond (Pinnacle )
	2016	17	$14.98	$250	1.57%	1.35%	4.55%
	2015	25	14.33	354	5.87%	1.35%	(2.61)%
	2014	8	14.72	124	2.11%	1.35%	2.42%
	2013	11	14.37	159	3.58%	1.35%	(3.50)%
	2012	11	14.89	164	4.04%	1.35%	3.85%
Touchstone Active Bond (Pinnacle IV )
	2016	61	14.76	907	1.84%	1.45%	4.45%
	2015	82	14.14	1,164	3.83%	1.45%	(2.71)%
	2014	46	14.53	663	2.35%	1.45%	2.31%
	2013	67	14.20	952	2.90%	1.45%	(3.60)%
	2012	97	14.73	1,433	5.06%	1.45%	3.75%
Touchstone Active Bond (Pinnacle Plus Reduced M&E )
	2016	16	11.14	177	1.97%	1.15%	4.76%
	2015	17	10.63	181	7.82%	1.15%	(2.41)%
	2014	3	10.90	27	1.03%	1.15%	2.62%
	2013	7	10.62	72	6.42%	1.15%	(3.31)%
Touchstone Active Bond (Pinnacle Plus )
	2016	14	13.40	191	1.96%	1.67%	4.21%
	2015	18	12.86	232	5.85%	1.67%	(2.92)%
	2014	7	13.24	96	2.11%	1.67%	2.09%
	2013	12	12.97	154	2.01%	1.67%	(3.81)%
	2012	32	13.49	434	5.24%	1.67%	3.52%
Touchstone Active Bond (PinnacleV )
	2016	115	13.00	1,496	2.09%	1.55%	4.34%
	2015	113	12.46	1,402	2.64%	1.55%	(2.81)%
	2014	85	12.82	1,089	2.91%	1.55%	2.21%
	2013	67	12.54	842	3.01%	1.55%	(3.70)%
	2012	91	13.02	1,191	6.04%	1.55%	3.64%
Touchstone GMAB Aggressive ETF (AnnuiChoice II )
	2016	8	20.19	166	1.53%	1.75%	6.07%
	2015	9	19.04	164	1.54%	1.75%	(1.85)%
	2014	12	19.40	239	—%	1.75%	5.61%
	2013	13	18.37	231	2.92%	1.75%	20.77%
	2012	15	15.21	229	1.85%	1.75%	10.61%
Touchstone GMAB Aggressive ETF (Pinnacle IV )
	2016	14	19.73	285	1.20%	2.05%	5.75%
	2015	20	18.65	366	1.64%	2.05%	(2.15)%
	2014	20	19.06	386	—%	2.05%	5.29%
	2013	23	18.11	424	2.58%	2.05%	20.40%
	2012	35	15.04	529	1.86%	2.05%	10.27%
Touchstone GMAB Aggressive ETF (Pinnacle V )
	2016	10	19.57	186	1.54%	2.15%	5.64%
	2015	11	18.53	202	1.28%	2.15%	(2.25)%
	2014	19	18.95	362	—%	2.15%	5.18%
	2013	23	18.02	410	2.48%	2.15%	20.28%
	2012	37	14.98	550	1.91%	2.15%	10.16%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone GMAB Conservative ETF (Pinnacle IV )
	2016	6	$14.02	$80	1.50%	2.05%	3.42%
	2015	7	13.56	97	1.12%	2.05%	(2.28)%
	2014	10	13.87	142	1.18%	2.05%	3.07%
	2013	10	13.46	138	4.47%	2.05%	6.28%
	2012	10	12.67	130	3.34%	2.05%	4.54%
Touchstone GMAB Conservative ETF (Pinnacle V )
	2016	11	13.91	153	1.16%	2.15%	3.31%
	2015	21	13.46	280	1.25%	2.15%	(2.38)%
	2014	32	13.79	437	1.19%	2.15%	2.97%
	2013	32	13.40	425	4.41%	2.15%	6.17%
	2012	33	12.62	411	3.27%	2.15%	4.43%
Touchstone GMAB Moderate ETF (Pinnacle IV )
	2016	37	17.09	638	1.58%	2.05%	4.66%
	2015	55	16.32	899	1.78%	2.05%	(2.23)%
	2014	79	16.70	1,321	0.98%	2.05%	4.77%
	2013	180	15.94	2,864	1.85%	2.05%	13.94%
	2012	200	13.99	2,792	1.98%	2.05%	7.68%
Touchstone GMAB Moderate ETF(Pinnacle V )
	2016	15	16.95	257	0.73%	2.15%	4.56%
	2015	55	16.21	899	1.53%	2.15%	(2.33)%
	2014	99	16.60	1,635	1.63%	2.15%	4.66%
	2013	106	15.86	1,689	1.64%	2.15%	13.82%
	2012	149	13.93	2,073	2.02%	2.15%	7.57%
Touchstone Large Cap Core Equity (AdvantEdge )
	2016	9	15.50	145	0.84%	1.60%	7.10%
	2015	10	14.47	146	1.53%	1.60%	(5.55)%
	2014	11	15.32	168	1.04%	1.60%	13.09%
	2013	11	13.55	148	1.78%	1.60%	29.42%
	2012	7	10.47	78	1.86%	1.60%	10.27%
Touchstone Large Cap Core Equity (AnnuiChoice II )
	2016	16	16.92	267	0.90%	1.15%	7.59%
	2015	14	15.73	223	1.88%	1.15%	(5.12)%
	2014	10	16.57	172	1.18%	1.15%	13.61%
	2013	9	14.59	127	1.81%	1.15%	30.01%
	2012	6	11.22	63	1.82%	1.15%	10.78%
Touchstone Large Cap Core Equity (AnnuiChoice )
	2016	1	19.44	28	0.82%	1.00%	7.75%
	2015	2	18.04	30	1.49%	1.00%	(4.97)%
	2014	2	18.99	36	0.93%	1.00%	13.78%
	2013	2	16.69	40	1.33%	1.00%	30.21%
	2012	3	12.82	41	1.36%	1.00%	10.95%
Touchstone Large Cap Core Equity (GrandMaster flex3 )
	2016	2	19.66	39	0.87%	1.55%	7.15%
	2015	2	18.34	37	1.58%	1.55%	(5.50)%
	2014	2	19.41	40	0.67%	1.55%	13.15%
	2013	3	17.16	56	1.29%	1.55%	29.48%
	2012	5	13.25	61	1.56%	1.55%	10.33%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (Grandmaster )
	2016	4	$19.12	$72	0.85%	1.35%	7.37%
	2015	4	17.81	74	1.70%	1.35%	(5.31)%
	2014	4	18.81	72	1.09%	1.35%	13.38%
	2013	3	16.59	43	0.52%	1.35%	29.75%
	2012	14	12.78	183	0.83%	1.35%	10.55%
Touchstone Large Cap Core Equity (IQ Annuity )
	2016	21	18.76	395	0.81%	1.45%	7.26%
	2015	23	17.49	404	1.54%	1.45%	(5.40)%
	2014	24	18.49	443	1.04%	1.45%	13.26%
	2013	24	16.32	394	1.52%	1.45%	29.61%
	2012	24	12.59	308	1.48%	1.45%	10.44%
Touchstone Large Cap Core Equity (Pinnacle )
	2016	64	19.93	1,284	0.83%	1.35%	7.37%
	2015	71	18.56	1,319	1.51%	1.35%	(5.31)%
	2014	82	19.60	1,601	0.96%	1.35%	13.38%
	2013	101	17.29	1,744	1.47%	1.35%	29.75%
	2012	111	13.32	1,474	1.55%	1.35%	10.55%
Touchstone Large Cap Core Equity (Pinnacle IV )
	2016	18	19.63	351	0.67%	1.45%	7.26%
	2015	27	18.30	494	1.39%	1.45%	(5.40)%
	2014	36	19.35	705	0.97%	1.45%	13.26%
	2013	42	17.08	717	1.13%	1.45%	29.61%
	2012	74	13.18	975	1.48%	1.45%	10.44%
Touchstone Large Cap Core Equity (Pinnacle II Reduced M&E )
	2016	3	20.17	55	0.88%	1.10%	7.64%
	2015	3	18.74	51	1.59%	1.10%	(5.07)%
	2014	3	19.74	54	1.04%	1.10%	13.66%
	2013	3	17.37	47	1.50%	1.10%	30.07%
	2012	3	13.35	38	3.19%	1.10%	2.38%
Touchstone Large Cap Core Equity (Pinnacle Plus Reduced M&E )
	2016	8	17.85	142	0.85%	1.15%	7.59%
	2015	8	16.59	133	1.59%	1.15%	(5.12)%
	2014	8	17.48	146	0.92%	1.15%	13.61%
	2013	5	15.39	75	2.70%	1.15%	30.01%
Touchstone Large Cap Core Equity (Pinnacle Plus )
	2016	4	20.00	87	0.73%	1.67%	7.02%
	2015	6	18.69	120	1.36%	1.67%	(5.61)%
	2014	9	19.80	169	0.81%	1.67%	13.01%
	2013	17	17.52	297	1.30%	1.67%	29.33%
	2012	24	13.55	320	1.59%	1.67%	10.19%
Touchstone Large Cap Core Equity (PinnacleV )
	2016	58	13.54	786	0.82%	1.55%	7.15%
	2015	58	12.63	727	1.73%	1.55%	(5.50)%
	2014	47	13.37	628	1.01%	1.55%	13.15%
	2013	51	11.81	605	1.61%	1.55%	29.48%
	2012	45	9.12	412	1.26%	1.55%	10.33%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Focused (AdvantEdge )
	2016	28	$17.86	$492	—%	1.60%	11.30%
	2015	38	16.05	612	—%	1.60%	0.34%
	2014	4	16.00	56	—%	1.60%	11.29%
	2013	4	14.37	58	1.92%	1.60%	32.66%
	2012	4	10.83	43	—%	1.60%	18.01%
Touchstone Focused (AnnuiChoice II )
	2016	83	21.03	1,747	—%	1.15%	11.81%
	2015	64	18.81	1,197	—%	1.15%	0.80%
	2014	7	18.66	133	—%	1.15%	11.80%
	2013	10	16.69	163	1.90%	1.15%	33.26%
	2012	10	12.53	124	—%	1.15%	18.55%
Touchstone Focused (AnnuiChoice )
	2016	14	33.83	483	—%	1.00%	11.98%
	2015	16	30.21	493	—%	1.00%	0.95%
	2014	5	29.92	149	—%	1.00%	11.97%
	2013	5	26.72	141	1.92%	1.00%	33.47%
	2012	5	20.02	104	—%	1.00%	18.73%
Touchstone Focused (GrandMaster flex3 )
	2016	35	31.51	1,095	—%	1.55%	11.36%
	2015	38	28.30	1,065	—%	1.55%	0.39%
	2014	7	28.19	200	—%	1.55%	11.35%
	2013	9	25.31	229	1.70%	1.55%	32.73%
	2012	12	19.07	226	—%	1.55%	18.07%
Touchstone Focused (Grandmaster )
	2016	25	26.67	659	—%	1.35%	11.59%
	2015	69	23.90	1,641	—%	1.35%	0.60%
	2014	7	23.76	163	—%	1.35%	11.57%
	2013	20	21.29	434	2.69%	1.35%	32.99%
	2012	7	16.01	104	—%	1.35%	18.31%
Touchstone Focused (IQ Annuity )
	2016	81	33.80	2,745	—%	1.45%	11.47%
	2015	85	30.32	2,590	—%	1.45%	0.49%
	2014	12	30.18	365	—%	1.45%	11.46%
	2013	13	27.07	338	1.91%	1.45%	32.86%
	2012	12	20.38	253	—%	1.45%	18.19%
Touchstone Focused (Pinnacle )
	2016	136	30.59	4,176	—%	1.35%	11.59%
	2015	152	27.42	4,177	—%	1.35%	0.60%
	2014	12	27.25	332	—%	1.35%	11.57%
	2013	17	24.43	425	1.95%	1.35%	32.99%
	2012	17	18.37	303	—%	1.35%	18.31%
Touchstone Focused (Pinnacle IV )
	2016	98	30.14	2,951	—%	1.45%	11.47%
	2015	165	27.04	4,471	—%	1.45%	0.49%
	2014	36	26.91	969	—%	1.45%	11.46%
	2013	45	24.14	1,083	1.77%	1.45%	32.86%
	2012	53	18.17	962	—%	1.45%	18.19%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Focused (Pinnacle II Reduced M&E )
	2016	2	$30.97	$65	—%	1.10%	11.87%
	2015	3	27.69	82	—%	1.10%	0.85%
Touchstone Focused (Pinnacle Plus Reduced M&E )
	2016	37	18.90	699	—%	1.15%	11.81%
	2015	47	16.91	802	—%	1.15%	0.80%
	2014	23	16.77	387	—%	1.15%	11.80%
	2013	8	15.00	117	1.66%	1.15%	33.26%
	2012	3	11.26	37	—%	1.15%	18.55%
Touchstone Focused (Pinnacle Plus )
	2016	13	30.43	405	—%	1.67%	11.22%
	2015	167	27.36	4,578	—%	1.67%	0.27%
	2014	11	27.28	293	—%	1.67%	11.21%
	2013	87	24.53	2,128	1.89%	1.67%	32.56%
	2012	96	18.51	1,774	—%	1.67%	17.92%
Touchstone Focused (PinnacleV )
	2016	183	16.86	3,086	—%	1.55%	11.36%
	2015	197	15.14	2,981	—%	1.55%	0.39%
	2014	12	15.08	185	—%	1.55%	11.35%
	2013	21	13.55	282	2.07%	1.55%	32.73%
	2012	17	10.21	171	—%	1.55%	18.07%
Touchstone Moderate ETF (AdvantEdge )
	2016	79	13.96	1,108	1.70%	1.60%	5.14%
	2015	80	13.28	1,061	1.89%	1.60%	(1.78)%
	2014	82	13.52	1,109	1.61%	1.60%	5.25%
	2013	86	12.84	1,102	1.94%	1.60%	14.46%
	2012	86	11.22	969	2.20%	1.60%	8.18%
Touchstone Moderate ETF (AnnuiChoice II )
	2016	52	14.27	744	1.50%	1.15%	5.62%
	2015	61	13.51	825	1.84%	1.15%	(1.33)%
	2014	66	13.69	899	1.66%	1.15%	5.73%
	2013	67	12.95	864	1.87%	1.15%	14.98%
	2012	73	11.26	821	1.97%	1.15%	8.67%
Touchstone Moderate ETF (AnnuiChoice )
	2016	14	17.06	231	1.67%	1.00%	5.78%
	2015	14	16.13	229	1.90%	1.00%	(1.18)%
	2014	15	16.32	237	1.50%	1.00%	5.89%
	2013	26	15.42	394	1.72%	1.00%	15.16%
	2012	29	13.39	392	1.72%	1.00%	8.84%
Touchstone Moderate ETF (GrandMaster flex3 )
	2016	41	15.95	661	1.64%	1.55%	5.20%
	2015	45	15.16	680	1.59%	1.55%	(1.73)%
	2014	60	15.43	926	1.53%	1.55%	5.30%
	2013	70	14.65	1,025	1.85%	1.55%	14.52%
	2012	78	12.79	999	1.74%	1.55%	8.23%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (Grandmaster )
	2016	9	$16.35	$148	1.85%	1.35%	5.41%
	2015	9	15.51	136	1.71%	1.35%	(1.53)%
	2014	10	15.75	164	1.70%	1.35%	5.51%
	2013	8	14.93	117	1.63%	1.35%	14.75%
	2012	11	13.01	145	2.05%	1.35%	8.45%
Touchstone Moderate ETF (IQ Annuity )
	2016	80	16.15	1,300	1.69%	1.45%	5.30%
	2015	84	15.33	1,291	1.90%	1.45%	(1.63)%
	2014	85	15.59	1,322	1.61%	1.45%	5.41%
	2013	92	14.79	1,361	1.74%	1.45%	14.64%
	2012	116	12.90	1,493	1.90%	1.45%	8.34%
Touchstone Moderate ETF (Pinnacle )
	2016	25	16.35	407	1.64%	1.35%	5.41%
	2015	29	15.51	443	1.82%	1.35%	(1.53)%
	2014	35	15.75	549	1.58%	1.35%	5.51%
	2013	41	14.93	605	1.83%	1.35%	14.75%
	2012	46	13.01	601	1.92%	1.35%	8.45%
Touchstone Moderate ETF (Pinnacle IV )
	2016	80	16.15	1,293	1.54%	1.45%	5.30%
	2015	108	15.33	1,651	1.73%	1.45%	(1.63)%
	2014	140	15.59	2,188	1.33%	1.45%	5.41%
	2013	223	14.79	3,298	1.64%	1.45%	14.64%
	2012	317	12.90	4,095	1.79%	1.45%	8.34%
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E )
	2016	48	14.23	676	1.73%	1.15%	5.62%
	2015	46	13.47	615	2.29%	1.15%	(1.33)%
	2014	31	13.65	427	2.88%	1.15%	5.73%
	2013	12	12.91	150	3.64%	1.15%	14.98%
Touchstone Moderate ETF (Pinnacle Plus )
	2016	32	15.72	507	1.19%	1.67%	5.07%
	2015	58	14.96	871	1.45%	1.67%	(1.85)%
	2014	100	15.24	1,530	1.49%	1.67%	5.17%
	2013	145	14.49	2,108	1.84%	1.67%	14.38%
	2012	162	12.67	2,058	2.02%	1.67%	8.10%
Touchstone Moderate ETF (Pinnacle V )
	2016	116	13.77	1,600	1.55%	1.55%	5.20%
	2015	141	13.09	1,851	1.90%	1.55%	(1.73)%
	2014	127	13.32	1,688	1.41%	1.55%	5.30%
	2013	160	12.65	2,020	1.99%	1.55%	14.52%
	2012	153	11.05	1,687	1.98%	1.55%	8.23%
Non-Affiliated Initial Class:
Fidelity VIP Balanced (Pinnacle )
	2016	57	15.55	880	1.27%	1.35%	5.82%
	2015	68	14.69	997	1.48%	1.35%	(0.77)%
	2014	74	14.80	1,094	1.41%	1.35%	8.77%
	2013	86	13.61	1,171	5.94%	1.35%	18.05%
	2012	96	11.53	1,106	6.71%	1.35%	13.51%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Balanced (Grandmaster )
	2016	47	$25.32	$1,191	1.31%	1.35%	5.82%
	2015	51	23.93	1,230	1.42%	1.35%	(0.77)%
	2014	64	24.11	1,549	1.39%	1.35%	8.77%
	2013	76	22.17	1,675	5.99%	1.35%	18.05%
	2012	89	18.78	1,677	6.70%	1.35%	13.51%
Fidelity VIP Overseas (Pinnacle )
	2016	9	8.89	84	1.44%	1.35%	(6.34)%
	2015	10	9.50	92	1.21%	1.35%	2.23%
	2014	12	9.29	110	1.08%	1.35%	(9.32)%
	2013	17	10.24	170	1.73%	1.35%	28.68%
	2012	17	7.96	139	2.38%	1.35%	19.10%
Fidelity VIP Overseas (Pinnacle IV )
	2016	9	8.81	76	1.18%	1.45%	(6.44)%
	2015	16	9.41	154	1.35%	1.45%	2.12%
	2014	17	9.22	155	1.27%	1.45%	(9.41)%
	2013	21	10.17	212	1.63%	1.45%	28.55%
	2012	25	7.91	202	2.18%	1.45%	18.98%
Fidelity VIP Equity-Income (Grandmaster )
	2016	101	87.12	8,836	2.32%	1.35%	16.43%
	2015	97	74.83	7,228	3.04%	1.35%	(5.26)%
	2014	110	78.99	8,703	2.74%	1.35%	7.25%
	2013	125	73.65	9,216	9.13%	1.35%	26.42%
	2012	138	58.26	8,049	9.45%	1.35%	15.72%
Fidelity VIP Equity-Income (Pinnacle )
	2016	40	24.70	987	2.18%	1.35%	16.43%
	2015	49	21.21	1,039	3.00%	1.35%	(5.26)%
	2014	57	22.39	1,270	2.72%	1.35%	7.25%
	2013	65	20.88	1,357	8.84%	1.35%	26.42%
	2012	77	16.51	1,281	9.26%	1.35%	15.72%
Fidelity VIP Equity-Income (Pinnacle II Reduced M&E )
	2016	1	25.00	16	2.38%	1.10%	16.72%
	2015	1	21.42	14	3.22%	1.10%	(5.02)%
	2014	1	22.55	14	2.91%	1.10%	7.52%
	2013	1	20.97	13	9.51%	1.10%	26.74%
	2012	1	16.55	11	13.67%	1.10%	8.72%
Fidelity VIP Growth (Grandmaster )
	2016	39	104.54	4,048	0.04%	1.35%	(0.56)%
	2015	42	105.13	4,400	0.25%	1.35%	5.73%
	2014	48	99.43	4,820	0.18%	1.35%	9.80%
	2013	58	90.56	5,216	0.35%	1.35%	34.50%
	2012	65	67.33	4,394	0.59%	1.35%	13.13%
Fidelity VIP High Income (Grandmaster )
	2016	72	27.12	1,949	5.35%	1.35%	13.06%
	2015	65	23.99	1,553	6.11%	1.35%	(4.93)%
	2014	75	25.23	1,888	4.18%	1.35%	(0.21)%
	2013	122	25.28	3,081	5.54%	1.35%	4.52%
	2012	139	24.19	3,351	5.51%	1.35%	12.68%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Asset Manager (Grandmaster )
	2016	63	$49.50	$3,137	1.46%	1.35%	1.68%
	2015	69	48.68	3,373	1.56%	1.35%	(1.21)%
	2014	74	49.27	3,623	1.46%	1.35%	4.41%
	2013	82	47.19	3,880	1.76%	1.35%	14.15%
	2012	92	41.35	3,816	2.16%	1.35%	10.96%
Fidelity VIP II Contrafund (Grandmaster )
	2016	126	68.28	8,581	0.78%	1.35%	6.55%
	2015	150	64.09	9,604	1.00%	1.35%	(0.69)%
	2014	168	64.53	10,864	0.93%	1.35%	10.43%
	2013	194	58.43	11,307	1.06%	1.35%	29.52%
	2012	227	45.12	10,243	1.26%	1.35%	14.84%
Fidelity VIP II Contrafund (Pinnacle )
	2016	124	34.69	4,313	0.80%	1.35%	6.55%
	2015	141	32.55	4,592	0.97%	1.35%	(0.69)%
	2014	165	32.78	5,420	0.90%	1.35%	10.43%
	2013	199	29.68	5,898	1.04%	1.35%	29.52%
	2012	238	22.92	5,466	1.32%	1.35%	14.84%
Fidelity VIP II Contrafund (Pinnacle II Reduced M&E )
	2016	1	35.12	40	0.84%	1.10%	6.82%
	2015	1	32.87	37	1.01%	1.10%	(0.44)%
	2014	1	33.02	42	0.98%	1.10%	10.71%
	2013	1	29.82	38	1.12%	1.10%	29.84%
	2012	1	22.97	30	2.65%	1.10%	4.99%
Fidelity VIP II Index 500 (Grandmaster )
	2016	50	56.64	2,829	1.37%	1.35%	10.35%
	2015	62	51.33	3,200	1.90%	1.35%	(0.03)%
	2014	74	51.34	3,785	1.52%	1.35%	12.04%
	2013	87	45.83	3,999	2.86%	1.35%	30.46%
	2012	99	35.13	3,488	3.40%	1.35%	14.34%
Fidelity VIP II Index 500 (IQ3 )
	2016	1	56.64	30	1.50%	1.45%	10.35%
	2015	1	51.33	27	2.02%	1.45%	(0.03)%
	2014	1	51.34	27	1.68%	1.45%	12.04%
	2013	1	45.83	24	2.93%	1.45%	30.46%
	2012	1	35.13	19	4.42%	1.45%	5.78%
Fidelity VIP II Index 500 (Pinnacle )
	2016	98	16.13	1,582	1.34%	1.35%	10.35%
	2015	129	14.61	1,884	1.78%	1.35%	(0.03)%
	2014	166	14.62	2,431	1.58%	1.35%	12.04%
	2013	194	13.05	2,526	2.85%	1.35%	30.46%
	2012	225	10.00	2,257	3.41%	1.35%	14.34%
Fidelity VIP II Index 500 (Pinnacle IV )
	2016	*-	15.97	1	0.12%	1.45%	10.24%
	2015	1	14.49	20	2.01%	1.45%	(0.13)%
	2014	1	14.50	20	1.67%	1.45%	11.93%
	2013	1	12.96	18	2.17%	1.45%	30.33%
	2012	6	9.94	64	3.41%	1.45%	14.23%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued) :
Fidelity VIP II Index 500 (Pinnacle II Reduced M&E )
	2016	2	$16.33	$25	1.51%	1.10%	10.63%
	2015	2	14.76	22	1.94%	1.10%	0.22%
	2014	2	14.72	26	1.67%	1.10%	12.32%
	2013	2	13.11	23	2.92%	1.10%	30.79%
	2012	2	10.02	18	4.42%	1.10%	6.02%
Fidelity VIP II Investment Grade Bond (Pinnacle )
	2016	43	13.35	575	2.19%	1.35%	3.33%
	2015	55	12.92	708	2.40%	1.35%	(1.94)%
	2014	64	13.18	838	2.13%	1.35%	4.40%
	2013	69	12.62	872	3.26%	1.35%	(3.10)%
	2012	84	13.03	1,089	4.72%	1.35%	4.46%
Fidelity VIP II Investment Grade Bond (Pinnacle IV )
	2016	40	13.22	534	2.02%	1.45%	3.22%
	2015	55	12.81	703	1.95%	1.45%	(2.04)%
	2014	100	13.08	1,312	2.12%	1.45%	4.29%
	2013	107	12.54	1,346	3.26%	1.45%	(3.20)%
	2012	130	12.95	1,682	4.91%	1.45%	4.36%
Fidelity VIP II Investment Grade Bond (AnnuiChoice )
	2016	1	13.82	7	2.33%	1.00%	3.69%
	2015	1	13.33	7	1.63%	1.00%	(1.59)%
	2014	2	13.54	33	2.03%	1.00%	4.77%
	2013	3	12.92	36	3.44%	1.00%	(2.76)%
	2012	3	13.29	41	6.38%	1.00%	4.83%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 )
	2016	1	13.09	18	2.30%	1.55%	3.12%
	2015	1	12.70	19	2.26%	1.55%	(2.13)%
	2014	3	12.97	41	1.90%	1.55%	4.19%
	2013	4	12.45	46	3.25%	1.55%	(3.30)%
	2012	5	12.88	58	4.61%	1.55%	4.25%
Fidelity VIP II Investment Grade Bond (Grandmaster )
	2016	27	35.62	961	2.33%	1.35%	3.33%
	2015	29	34.47	1,001	2.42%	1.35%	(1.94)%
	2014	35	35.15	1,216	2.14%	1.35%	4.40%
	2013	36	33.67	1,217	3.40%	1.35%	(3.10)%
	2012	40	34.75	1,405	4.68%	1.35%	4.46%
Fidelity VIP II Investment Grade Bond (IQ Annuity )
	2016	2	13.22	28	1.91%	1.45%	3.22%
	2015	3	12.81	36	2.45%	1.45%	(2.04)%
	2014	3	13.08	40	1.19%	1.45%	4.29%
	2013	10	12.54	123	3.56%	1.45%	(3.20)%
	2012	10	12.95	130	4.70%	1.45%	4.36%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus Reduced M&E )
	2016	6	11.30	71	2.36%	1.15%	3.54%
	2015	6	10.91	68	2.39%	1.15%	(1.74)%
	2014	8	11.10	94	2.43%	1.15%	4.61%
	2013	4	10.61	41	7.32%	1.15%	(2.91)%
Fidelity VIP Government Money Market IC (Pinacle )
	2016	75	9.80	734	0.20%	1.35%	(1.15)%
	2015	94	9.91	927	0.02%	1.35%	(0.91)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Government Money Market IC (Pinacle II )
	2016	2	$9.84	$18	0.20%	1.10%	(0.90)%
	2015	2	9.93	18	0.02%	1.10%	(0.74)%
Fidelity VIP Government Money Market IC (Pinacle IV )
	2016	83	9.78	813	0.20%	1.45%	(1.25)%
	2015	121	9.90	1,198	0.02%	1.45%	(0.98)%
Fidelity VIP Government Money Market IC (Pinacle V )
	2016	58	9.76	565	0.20%	1.55%	(1.35)%
	2015	75	9.89	737	0.02%	1.55%	(1.05)%
Fidelity VIP Government Money Market IC (Pinnacle Plus )
	2016	309	9.74	3,013	0.17%	1.67%	(1.47)%
	2015	20	9.89	194	0.02%	1.67%	(1.13)%
Fidelity VIP Government Money Market IC (Pinnacle Plus )
	2016	19	9.83	187	0.20%	1.67%	(0.95)%
	2015	19	9.92	193	0.02%	1.67%	(0.77)%
Fidelity VIP Government Money Market IC (GrandMaster )
	2016	125	9.80	1,220	0.20%	1.35%	(1.15)%
	2015	172	9.91	1,709	0.02%	1.35%	(0.91)%
Fidelity VIP Government Money Market IC (GrandMaster flex3 )
	2016	6	9.76	59	0.15%	1.55%	(1.35)%
	2015	144	9.89	1,424	0.02%	1.55%	(1.05)%
Fidelity VIP Government Money Market IC (AdvantEdge )
	2016	27	9.75	263	0.18%	1.60%	(1.40)%
	2015	117	9.89	1,161	0.02%	1.60%	(1.09)%
Fidelity VIP Government Money Market IC (AnnuiChoice )
	2016	18	9.85	174	0.20%	1.00%	(0.80)%
	2015	21	9.93	204	0.02%	1.00%	(0.67)%
Fidelity VIP Government Money Market IC (AnnuiChoice 2 )
	2016	15	9.83	149	0.20%	1.15%	(0.95)%
	2015	20	9.92	201	0.02%	1.15%	(0.77)%
Fidelity VIP Government Money Market IC (IQ3 )
	2016	83	9.78	812	0.16%	1.45%	(1.25)%
	2015	622	9.90	6,161	0.02%	1.45%	(0.98)%
Fidelity VIP Government Money Market (Varoom GLWB 3)
	2016	3	9.95	28	0.07%	1.45%	(0.46)%
Fidelity VIP Government Money Market (Varoom GLWB 5)
	2016	1	9.93	5	0.08%	1.45%	(0.70)%
Fidelity VIP Overseas (AnnuiChoice )
	2016	*-	9.20	2	1.44%	1.00%	(6.01)%
	2015	*-	9.79	2	1.34%	1.00%	2.59%
	2014	*-	9.54	2	1.39%	1.00%	(9.00)%
	2013	*-	10.49	2	1.75%	1.00%	29.13%
	2012	*-	8.12	1	2.41%	1.00%	19.53%
Fidelity VIP Overseas (Grandmaster flex3 )
	2016	3	8.72	29	1.46%	1.55%	(6.53)%
	2015	3	9.33	31	1.36%	1.55%	2.02%
	2014	3	9.14	31	1.36%	1.55%	(9.50)%
	2013	3	10.10	34	1.44%	1.55%	28.42%
	2012	5	7.87	40	2.36%	1.55%	18.86%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Grandmaster )
	2016	29	$34.91	$996	1.34%	1.35%	(6.34)%
	2015	36	37.27	1,348	1.28%	1.35%	2.23%
	2014	41	36.46	1,501	1.23%	1.35%	(9.32)%
	2013	50	40.21	2,027	1.70%	1.35%	28.68%
	2012	55	31.25	1,733	2.26%	1.35%	19.10%
Fidelity VIP Overseas (IQ Annuity )
	2016	2	8.81	17	1.47%	1.45%	(6.44)%
	2015	2	9.41	18	1.36%	1.45%	2.12%
	2014	2	9.22	18	1.36%	1.45%	(9.41)%
	2013	2	10.17	20	1.77%	1.45%	28.55%
	2012	2	7.91	15	2.10%	1.45%	18.98%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )
	2016	1	11.42	12	0.42%	1.15%	(6.15)%
	2015	5	12.17	62	3.28%	1.15%	2.43%
	2014	*-	11.88	3	1.32%	1.15%	(9.13)%
	2013	*-	13.08	4	3.17%	1.15%	28.94%
Fidelity VIP Overseas (Pinnacle Plus )
	2016	*-	8.62	3	1.25%	1.67%	(6.65)%
	2015	*-	9.23	4	0.15%	1.67%	1.90%
	2014	7	9.06	63	1.35%	1.67%	(9.61)%
	2013	7	10.02	70	1.70%	1.67%	28.26%
	2012	9	7.81	71	2.09%	1.67%	18.72%
Non-Affiliated Service Class:
Fidelity VIP Growth (Pinnacle )
	2016	21	15.27	324	—%	1.35%	(0.64)%
	2015	26	15.37	394	0.15%	1.35%	5.61%
	2014	31	14.56	456	0.09%	1.35%	9.69%
	2013	35	13.27	468	0.25%	1.35%	34.37%
	2012	42	9.88	415	0.45%	1.35%	12.99%
Fidelity VIP III Mid Cap (Grandmaster )
	2016	25	56.52	1,432	0.42%	1.35%	10.60%
	2015	29	51.10	1,501	0.39%	1.35%	(2.83)%
	2014	31	52.59	1,649	0.16%	1.35%	4.76%
	2013	32	50.20	1,628	13.18%	1.35%	34.23%
	2012	36	37.40	1,348	7.88%	1.35%	13.19%
Fidelity VIP III Mid Cap (Pinnacle )
	2016	33	58.03	1,929	0.41%	1.35%	10.60%
	2015	39	52.47	2,051	0.38%	1.35%	(2.83)%
	2014	47	54.00	2,539	0.15%	1.35%	4.76%
	2013	60	51.54	3,107	13.10%	1.35%	34.23%
	2012	68	38.40	2,599	7.81%	1.35%	13.19%
Fidelity VIP III Mid Cap (Pinnacle II Reduced M&E )
	2016	*-	58.75	4	0.42%	1.10%	10.88%
	2015	*-	52.99	4	0.29%	1.10%	(2.58)%
	2014	*-	54.39	8	0.18%	1.10%	5.03%
	2013	*-	51.79	7	13.67%	1.10%	34.57%
	2012	*-	38.48	5	16.73%	1.10%	1.30%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (IQ3 )
	2016	6	$16.22	$90	1.25%	1.45%	1.35%
	2015	6	16.00	101	0.99%	1.45%	(1.51)%
	2014	11	16.25	183	1.08%	1.45%	4.01%
	2013	17	15.62	263	1.45%	1.45%	13.67%
	2012	21	13.74	293	1.98%	1.45%	10.60%
Fidelity VIP Asset Manager (AdvantEdge )
	2016	8	12.76	99	1.32%	1.60%	1.20%
	2015	8	12.61	97	1.44%	1.60%	(1.66)%
	2014	6	12.82	80	1.25%	1.60%	3.85%
	2013	7	12.34	80	1.60%	1.60%	13.50%
	2012	7	10.88	75	2.17%	1.60%	10.43%
Fidelity VIP Asset Manager (AnnuiChoice II )
	2016	11	15.27	165	1.28%	1.15%	1.66%
	2015	11	15.02	170	1.34%	1.15%	(1.21)%
	2014	12	15.20	180	1.26%	1.15%	4.33%
	2013	12	14.57	179	1.61%	1.15%	14.01%
	2012	13	12.78	160	2.40%	1.15%	10.94%
Fidelity VIP Asset Manager (AnnuiChoice )
	2016	3	17.94	55	1.26%	1.00%	1.81%
	2015	3	17.62	61	1.26%	1.00%	(1.06)%
	2014	4	17.81	73	0.98%	1.00%	4.48%
	2013	6	17.05	98	1.61%	1.00%	14.19%
	2012	6	14.93	87	1.91%	1.00%	11.11%
Fidelity VIP Asset Manager (GrandMaster flex3 )
	2016	1	15.65	13	1.30%	1.55%	1.25%
	2015	1	15.46	13	0.89%	1.55%	(1.61)%
	2014	2	15.71	24	1.49%	1.55%	3.90%
	2013	2	15.12	23	1.65%	1.55%	13.55%
	2012	2	13.32	21	1.67%	1.55%	10.49%
Fidelity VIP Asset Manager (Pinnacle )
	2016	2	16.06	28	1.27%	1.35%	1.45%
	2015	2	15.83	30	1.26%	1.35%	(1.41)%
	2014	3	16.06	44	2.28%	1.35%	4.11%
	2013	*-	15.42	1	1.55%	1.35%	13.78%
	2012	*-	13.55	1	1.98%	1.35%	10.71%
Fidelity VIP Asset Manager (Pinnacle IV )
	2016	10	15.86	155	1.08%	1.45%	1.35%
	2015	15	15.64	231	1.06%	1.45%	(1.51)%
	2014	23	15.88	360	0.97%	1.45%	4.01%
	2013	20	15.27	311	1.79%	1.45%	13.67%
	2012	17	13.44	223	2.05%	1.45%	10.60%
Fidelity VIP Asset Manager (Pinnacle Plus Reduced M&E )
	2016	4	13.09	50	1.30%	1.15%	1.66%
	2015	2	12.87	32	1.08%	1.15%	(1.21)%
	2014	3	13.03	44	1.58%	1.15%	4.33%
	2013	1	12.49	14	3.04%	1.15%	14.01%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle Plus )
	2016	1	$16.12	$21	0.99%	1.67%	1.12%
	2015	3	15.94	49	1.01%	1.67%	(1.73)%
	2014	5	16.22	82	1.14%	1.67%	3.78%
	2013	2	15.63	33	0.87%	1.67%	13.41%
	2012	7	13.78	99	2.08%	1.67%	10.35%
Fidelity VIP Asset Manager (Pinnacle V )
	2016	25	13.21	328	1.42%	1.55%	1.25%
	2015	20	13.05	256	1.11%	1.55%	(1.61)%
	2014	28	13.26	376	1.21%	1.55%	3.90%
	2013	17	12.77	216	1.74%	1.55%	13.55%
	2012	14	11.24	163	2.15%	1.55%	10.49%
Fidelity VIP Balanced (AdvantEdge )
	2016	22	15.25	334	0.88%	1.60%	5.27%
	2015	35	14.49	504	1.06%	1.60%	(1.24)%
	2014	49	14.67	724	1.17%	1.60%	8.26%
	2013	61	13.55	821	6.09%	1.60%	17.38%
	2012	33	11.55	380	6.58%	1.60%	12.98%
Fidelity VIP Balanced (AnnuiChoice II )
	2016	84	17.10	1,440	1.44%	1.15%	5.75%
	2015	57	16.17	924	1.76%	1.15%	(0.79)%
	2014	29	16.30	469	1.83%	1.15%	8.75%
	2013	17	14.98	256	5.83%	1.15%	17.91%
	2012	13	12.71	170	6.47%	1.15%	13.49%
Fidelity VIP Balanced (AnnuiChoice )
	2016	14	20.94	289	1.21%	1.00%	5.91%
	2015	14	19.77	276	1.24%	1.00%	(0.64)%
	2014	16	19.90	315	1.34%	1.00%	8.92%
	2013	14	18.27	260	5.79%	1.00%	18.09%
	2012	16	15.47	253	6.71%	1.00%	13.67%
Fidelity VIP Balanced (GrandMaster flex3 )
	2016	4	20.46	85	0.94%	1.55%	5.32%
	2015	6	19.42	113	1.24%	1.55%	(1.19)%
	2014	6	19.66	125	1.05%	1.55%	8.31%
	2013	13	18.15	238	5.62%	1.55%	17.44%
	2012	14	15.45	213	6.74%	1.55%	13.03%
Fidelity VIP Balanced (Grandmaster )
	2016	32	19.04	602	1.25%	1.35%	5.54%
	2015	24	18.05	432	1.14%	1.35%	(0.99)%
	2014	24	18.23	443	1.48%	1.35%	8.53%
	2013	24	16.79	401	5.78%	1.35%	17.67%
	2012	29	14.27	413	6.70%	1.35%	13.26%
Fidelity VIP Balanced (IQ3 )
	2016	12	18.36	218	1.21%	1.45%	5.43%
	2015	11	17.41	184	1.29%	1.45%	(1.09)%
	2014	12	17.61	211	1.18%	1.45%	8.42%
	2013	17	16.24	283	5.80%	1.45%	17.55%
	2012	21	13.81	285	6.67%	1.45%	13.15%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle )
	2016	16	$19.04	$301	1.16%	1.35%	5.54%
	2015	18	18.05	318	1.26%	1.35%	(0.99)%
	2014	21	18.23	387	1.36%	1.35%	8.53%
	2013	19	16.79	327	5.76%	1.35%	17.67%
	2012	23	14.27	330	6.71%	1.35%	13.26%
Fidelity VIP Balanced (Pinnacle IV )
	2016	42	20.74	864	1.26%	1.45%	5.43%
	2015	50	19.68	982	1.13%	1.45%	(1.09)%
	2014	67	19.89	1,341	1.18%	1.45%	8.42%
	2013	72	18.35	1,317	5.72%	1.45%	17.55%
	2012	88	15.61	1,373	6.70%	1.45%	13.15%
Fidelity VIP Balanced (Pinnacle Plus Reduced M&E )
	2016	16	15.46	249	1.14%	1.15%	5.75%
	2015	16	14.62	233	1.74%	1.15%	(0.79)%
	2014	8	14.74	120	1.49%	1.15%	8.75%
Fidelity VIP Balanced (Pinnacle Plus )
	2016	10	18.78	190	1.11%	1.67%	5.19%
	2015	14	17.85	248	0.99%	1.67%	(1.31)%
	2014	24	18.09	439	1.19%	1.67%	8.18%
	2013	29	16.72	488	5.87%	1.67%	17.29%
	2012	32	14.26	461	6.67%	1.67%	12.89%
Fidelity VIP Balanced (Pinnacle V )
	2016	111	14.40	1,606	1.31%	1.55%	5.32%
	2015	100	13.67	1,361	1.52%	1.55%	(1.19)%
	2014	85	13.84	1,169	1.24%	1.55%	8.31%
	2013	75	12.78	960	5.75%	1.55%	17.44%
	2012	95	10.88	1,028	6.70%	1.55%	13.03%
Fidelity VIP Contrafund (AdvantEdge )
	2016	85	15.55	1,324	0.56%	1.60%	6.01%
	2015	107	14.67	1,567	0.76%	1.60%	(1.19)%
	2014	131	14.85	1,948	0.70%	1.60%	9.87%
	2013	156	13.51	2,107	0.88%	1.60%	28.86%
	2012	155	10.49	1,621	1.18%	1.60%	14.27%
Fidelity VIP Contrafund (AnnuiChoice II )
	2016	66	18.16	1,196	0.63%	1.15%	6.49%
	2015	65	17.05	1,108	0.89%	1.15%	(0.74)%
	2014	55	17.18	938	0.81%	1.15%	10.37%
	2013	47	15.57	725	0.88%	1.15%	29.45%
	2012	45	12.02	545	1.06%	1.15%	14.80%
Fidelity VIP Contrafund (AnnuiChoice )
	2016	31	28.29	876	0.63%	1.00%	6.65%
	2015	33	26.52	876	0.79%	1.00%	(0.59)%
	2014	35	26.68	927	0.74%	1.00%	10.54%
	2013	39	24.14	930	0.72%	1.00%	29.64%
	2012	58	18.62	1,087	1.04%	1.00%	14.97%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (GrandMaster flex3 )
	2016	30	$26.03	$772	0.64%	1.55%	6.06%
	2015	35	$24.54	$862	0.73%	1.55%	(1.14)%
	2014	42	24.82	1,039	0.65%	1.55%	9.93%
	2013	52	22.58	1,174	0.94%	1.55%	28.93%
	2012	45	17.51	792	0.95%	1.55%	14.33%
Fidelity VIP Contrafund (IQ Advisor Standard )
	2016	1	25.91	14	0.64%	0.60%	7.08%
	2015	1	24.20	13	0.82%	0.60%	(0.19)%
	2014	1	24.24	13	0.76%	0.60%	10.99%
	2013	1	21.84	12	0.98%	0.60%	30.17%
	2012	*-	16.78	7	1.19%	0.60%	15.44%
Fidelity VIP Contrafund (IQ3 )
	2016	64	23.80	1,526	0.62%	1.45%	6.17%
	2015	68	22.42	1,525	0.72%	1.45%	(1.04)%
	2014	85	22.65	1,920	0.74%	1.45%	10.04%
	2013	86	20.59	1,766	0.87%	1.45%	29.06%
	2012	92	15.95	1,475	1.10%	1.45%	14.45%
Fidelity VIP Contrafund (Pinnacle IV )
	2016	119	27.26	3,246	0.59%	1.45%	6.17%
	2015	153	25.68	3,933	0.75%	1.45%	(1.04)%
	2014	187	25.95	4,853	0.64%	1.45%	10.04%
	2013	275	23.58	6,479	0.76%	1.45%	29.06%
	2012	383	18.27	7,004	1.04%	1.45%	14.45%
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E )
	2016	42	17.97	760	0.64%	1.15%	6.49%
	2015	43	16.88	720	0.90%	1.15%	(0.74)%
	2014	32	17.00	543	1.13%	1.15%	10.37%
	2013	7	15.40	107	1.02%	1.15%	29.45%
	2012	3	11.90	34	2.22%	1.15%	14.80%
Fidelity VIP Contrafund (Pinnacle Plus )
	2016	27	25.77	700	0.34%	1.67%	5.93%
	2015	227	24.33	5,517	1.92%	1.67%	(1.26)%
	2014	76	24.64	1,868	0.64%	1.67%	9.79%
	2013	115	22.44	2,575	0.84%	1.67%	28.77%
	2012	135	17.43	2,356	1.13%	1.67%	14.19%
Fidelity VIP Contrafund (Pinnacle V )
	2016	501	15.18	7,606	0.62%	1.55%	6.06%
	2015	522	14.31	7,468	0.82%	1.55%	(1.14)%
	2014	514	14.48	7,444	0.75%	1.55%	9.93%
	2013	517	13.17	6,804	0.87%	1.55%	28.93%
	2012	538	10.22	5,492	1.14%	1.55%	14.33%
Fidelity VIP Disciplined Small Cap (AnnuiChoice II )
	2016	18	16.54	302	0.69%	1.15%	20.90%
	2015	6	13.68	89	0.79%	1.15%	(3.30)%
	2014	*-	14.15	4	0.06%	1.15%	3.72%
	2013	1	13.64	12	12.89%	1.15%	36.37%
	2012	*-	10.00	1	13.81%	1.15%	17.21%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (AnnuiChoice )
	2016	2	$16.79	$41	0.49%	1.00%	21.09%
	2015	2	13.86	34	0.33%	1.00%	(3.16)%
	2014	2	14.32	35	0.10%	1.00%	3.88%
	2013	3	13.78	37	7.84%	1.00%	36.58%
	2012	3	10.09	27	7.41%	1.00%	17.39%
Fidelity VIP Disciplined Small Cap (GrandMaster )
	2016	1	16.22	14	0.48%	1.35%	20.66%
	2015	1	13.44	12	0.30%	1.35%	(3.50)%
	2014	1	13.93	18	0.10%	1.35%	3.51%
	2013	1	13.46	18	7.82%	1.35%	36.10%
	2012	1	9.89	14	6.50%	1.35%	16.97%
Fidelity VIP Disciplined Small Cap (IQ Annuity )
	2016	5	16.06	83	0.48%	1.45%	20.54%
	2015	5	13.33	73	0.34%	1.45%	(3.60)%
	2014	6	13.82	76	0.10%	1.45%	3.41%
	2013	6	13.37	86	7.80%	1.45%	35.96%
	2012	6	9.83	64	7.30%	1.45%	16.85%
Fidelity VIP Disciplined Small Cap (Pinnacle )
	2016	7	16.22	119	0.47%	1.35%	20.66%
	2015	8	13.44	107	0.31%	1.35%	(3.50)%
	2014	10	13.93	139	0.10%	1.35%	3.51%
	2013	11	13.46	143	7.62%	1.35%	36.10%
	2012	12	9.89	114	5.48%	1.35%	16.97%
Fidelity VIP Disciplined Small Cap (Pinnacle IV )
	2016	3	16.06	49	0.43%	1.45%	20.54%
	2015	5	13.33	72	0.33%	1.45%	(3.60)%
	2014	6	13.82	76	0.10%	1.45%	3.41%
	2013	7	13.37	88	7.32%	1.45%	35.96%
	2012	8	9.83	79	6.59%	1.45%	16.85%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus Reduced M&E )
	2016	*-	20.89	2	0.45%	1.15%	20.90%
	2015	*-	17.28	5	0.45%	1.15%	(3.30)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus )
	2016	3	15.72	46	0.31%	1.67%	20.27%
	2015	6	13.07	74	0.34%	1.67%	(3.81)%
	2014	6	13.59	79	0.01%	1.67%	3.17%
	2013	117	13.17	1,547	12.16%	1.67%	35.66%
	2012	16	9.71	159	9.22%	1.67%	16.59%
Fidelity VIP Disciplined Small Cap (Pinnacle V )
	2016	25	16.01	397	0.89%	1.55%	20.42%
	2015	9	13.30	120	0.48%	1.55%	(3.69)%
	2014	6	13.81	79	0.08%	1.55%	3.30%
	2013	11	13.37	141	8.59%	1.55%	35.82%
	2012	8	9.84	80	6.21%	1.55%	16.73%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (AnnuiChoice II )
	2016	25	$15.58	$395	2.23%	1.15%	16.36%
	2015	33	13.39	444	3.32%	1.15%	(5.34)%
	2014	27	14.14	388	2.65%	1.15%	7.23%
	2013	29	13.19	385	9.42%	1.15%	26.36%
	2012	29	10.44	304	9.53%	1.15%	15.70%
Fidelity VIP Equity-Income (AdvantEdge )
	2016	11	14.67	163	2.10%	1.60%	15.83%
	2015	12	12.67	155	3.03%	1.60%	(5.77)%
	2014	12	13.44	166	2.61%	1.60%	6.75%
	2013	13	12.59	167	9.01%	1.60%	25.78%
	2012	15	10.01	147	9.94%	1.60%	15.17%
Fidelity VIP Equity-Income (AnnuiChoice )
	2016	20	20.58	409	2.27%	1.00%	16.53%
	2015	14	17.66	250	2.93%	1.00%	(5.20)%
	2014	15	18.63	278	2.59%	1.00%	7.40%
	2013	16	17.35	278	8.48%	1.00%	26.55%
	2012	20	13.71	279	9.15%	1.00%	15.88%
Fidelity VIP Equity-Income (GrandMaster flex3 )
	2016	7	20.18	144	2.02%	1.55%	15.89%
	2015	8	17.41	136	2.79%	1.55%	(5.72)%
	2014	9	18.47	160	2.52%	1.55%	6.80%
	2013	10	17.29	178	9.11%	1.55%	25.85%
	2012	11	13.74	153	9.08%	1.55%	15.23%
Fidelity VIP Equity-Income (IQ3 )
	2016	23	18.18	413	2.14%	1.45%	16.00%
	2015	25	15.67	384	2.98%	1.45%	(5.63)%
	2014	25	16.60	418	2.60%	1.45%	6.91%
	2013	28	15.53	442	8.98%	1.45%	25.98%
	2012	32	12.33	390	9.41%	1.45%	15.35%
Fidelity VIP Equity-Income (Pinnacle IV )
	2016	86	20.29	1,744	2.24%	1.45%	16.00%
	2015	41	17.49	713	2.19%	1.45%	(5.63)%
	2014	71	18.53	1,313	2.36%	1.45%	6.91%
	2013	96	17.33	1,672	8.97%	1.45%	25.98%
	2012	109	13.76	1,495	9.23%	1.45%	15.35%
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E )
	2016	32	18.64	597	2.40%	1.15%	16.36%
	2015	23	16.02	371	3.09%	1.15%	(5.34)%
	2014	20	16.92	333	3.24%	1.15%	7.23%
	2013	6	15.78	100	11.89%	1.15%	26.36%
	2012	2	12.49	28	13.41%	1.15%	15.70%
Fidelity VIP Equity-Income (Pinnacle Plus )
	2016	31	20.47	624	2.00%	1.67%	15.75%
	2015	24	17.68	426	2.39%	1.67%	(5.84)%
	2014	37	18.78	687	1.41%	1.67%	6.67%
	2013	128	17.60	2,251	12.06%	1.67%	25.70%
	2012	66	14.00	919	9.30%	1.67%	15.09%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle V )
	2016	105	$12.50	$1,310	2.09%	1.55%	15.89%
	2015	105	10.79	1,135	3.08%	1.55%	(5.72)%
	2014	100	11.44	1,144	2.64%	1.55%	6.80%
	2013	106	10.71	1,136	9.75%	1.55%	25.85%
	2012	98	8.51	832	9.62%	1.55%	15.23%
Fidelity VIP Freedom 2010 (Advantedge )
	2016	*-	12.94	3	1.28%	1.60%	3.55%
	2015	*-	12.49	3	0.07%	1.60%	(2.12)%
	2014	10	12.76	122	1.60%	1.60%	2.55%
	2013	5	12.45	58	2.63%	1.60%	11.39%
	2012	5	11.17	56	2.97%	1.60%	9.79%
Fidelity VIP Freedom 2010 (AnnuiChoice II )
	2016	2	13.23	29	0.64%	1.15%	4.02%
	2015	7	12.72	93	1.43%	1.15%	(1.67)%
	2014	9	12.93	110	6.75%	1.15%	3.01%
Fidelity VIP Freedom 2010 (GrandMaster flex3 )
	2016	1	12.72	8	1.28%	1.55%	3.60%
	2015	1	12.28	8	1.59%	1.55%	(2.07)%
	2014	1	12.54	8	1.40%	1.55%	2.60%
	2013	1	12.22	8	2.41%	1.55%	11.44%
	2012	1	10.96	11	3.15%	1.55%	9.85%
Fidelity VIP Freedom 2010 (GrandMaster )
	2016	1	12.97	12	1.26%	1.35%	3.81%
	2015	1	12.49	12	1.18%	1.35%	(1.87)%
	2014	1	12.73	15	1.36%	1.35%	2.81%
	2013	1	12.38	16	2.65%	1.35%	11.67%
	2012	1	11.09	14	2.41%	1.35%	10.07%
Fidelity VIP Freedom 2010 (Pinnacle )
	2016	8	12.97	102	1.29%	1.35%	3.81%
	2015	8	12.49	98	1.58%	1.35%	(1.87)%
	2014	8	12.73	100	1.40%	1.35%	2.81%
	2013	8	12.38	97	2.67%	1.35%	11.67%
	2012	8	11.09	87	3.22%	1.35%	10.07%
Fidelity VIP Freedom 2010 (Pinnacle IV )
	2016	12	12.84	156	1.20%	1.45%	3.71%
	2015	16	12.38	203	1.35%	1.45%	(1.97)%
	2014	22	12.63	275	0.87%	1.45%	2.70%
	2013	58	12.30	710	2.46%	1.45%	11.56%
	2012	79	11.03	868	3.12%	1.45%	9.96%
Fidelity VIP Freedom 2010 (Pinnacle Plus )
	2016	*-	12.57	5	1.30%	1.55%	3.47%
	2015	*-	12.15	5	0.70%	1.55%	(2.19)%
	2014	1	12.42	15	5.58%	1.55%	2.47%
Fidelity VIP Freedom 2010 (Pinnacle V )
	2016	31	12.62	396	0.96%	1.15%	3.60%
	2015	50	12.19	612	1.39%	1.15%	(2.07)%
	2014	63	12.44	790	1.28%	1.55%	2.60%
	2013	73	12.13	886	2.61%	1.55%	11.44%
	2012	81	10.88	887	3.21%	1.55%	9.85%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (AdvantEdge )
	2016	10	$13.00	$128	1.30%	1.60%	3.89%
	2015	10	12.51	123	1.34%	1.60%	(2.10)%
	2014	12	12.78	153	1.43%	1.60%	2.78%
	2013	12	12.44	149	3.10%	1.60%	12.28%
	2012	10	11.08	113	3.49%	1.60%	10.11%
Fidelity VIP Freedom 2015 (AnnuiChoice II )
	2016	1	13.21	9	1.31%	1.15%	4.36%
	2015	1	12.66	9	1.19%	1.15%	(1.65)%
	2014	2	12.87	20	1.43%	1.15%	3.25%
	2013	2	12.47	19	2.99%	1.15%	12.79%
	2012	2	11.05	18	4.09%	1.15%	10.61%
Fidelity VIP Freedom 2015 (GrandMaster flex3 )
	2016	1	12.70	8	1.30%	1.55%	3.94%
	2015	1	12.22	8	1.59%	1.55%	(2.05)%
	2014	1	12.48	8	1.41%	1.55%	2.84%
	2013	1	12.13	8	3.03%	1.55%	12.34%
	2012	1	10.80	7	3.60%	1.55%	10.16%
Fidelity VIP Freedom 2015 (Pinnacle IV )
	2016	3	12.83	37	1.29%	1.45%	4.05%
	2015	3	12.33	37	0.64%	1.45%	(1.95)%
	2014	30	12.57	378	1.38%	1.45%	2.94%
	2013	39	12.22	472	3.01%	1.45%	12.45%
	2012	41	10.86	447	2.98%	1.45%	10.27%
Fidelity VIP Freedom 2015 (Pinnacle Plus Reduced M&E )
	2016	1	13.39	14	0.80%	1.15%	4.36%
	2015	1	12.83	18	1.49%	1.15%	(1.65)%
Fidelity VIP Freedom 2015 (Pinnacle Plus )
	2016	3	12.55	32	1.14%	1.67%	3.82%
	2015	4	12.09	50	1.35%	1.67%	(2.17)%
	2014	7	12.36	82	1.49%	1.67%	2.71%
	2013	7	12.03	87	3.00%	1.67%	12.20%
	2012	8	10.73	83	2.48%	1.67%	10.03%
Fidelity VIP Freedom 2015 (Pinnacle V )
	2016	33	12.59	414	0.98%	1.55%	3.94%
	2015	50	12.12	610	1.47%	1.55%	(2.05)%
	2014	55	12.37	674	1.42%	1.55%	2.84%
	2013	56	12.03	676	2.96%	1.55%	12.34%
	2012	63	10.71	672	3.36%	1.55%	10.16%
Fidelity VIP Freedom 2020 (AdvantEdge )
	2016	*-	12.93	*-	1.11%	1.60%	4.11%
	2015	*-	12.42	*-	1.15%	1.60%	(2.05)%
	2014	*-	12.68	1	1.41%	1.60%	2.92%
	2013	*-	12.32	1	2.28%	1.60%	13.79%
	2012	*-	10.82	4	2.03%	1.60%	11.25%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (AnnuiChoice II )
	2016	4	$13.00	$51	1.72%	1.15%	4.59%
	2015	2	12.43	22	1.11%	1.15%	(1.60)%
	2014	5	12.64	63	1.54%	1.15%	3.39%
	2013	3	12.22	40	2.94%	1.15%	14.31%
	2012	3	10.69	35	3.08%	1.15%	11.76%
Fidelity VIP Freedom 2020 (GrandMaster )
	2016	1	12.75	11	1.32%	1.35%	4.38%
	2015	1	12.22	10	1.71%	1.35%	(1.80)%
	2014	1	12.44	9	1.63%	1.35%	3.18%
	2013	1	12.06	7	1.82%	1.35%	14.08%
	2012	17	10.57	175	5.14%	1.35%	11.54%
Fidelity VIP Freedom 2020 (Pinnacle IV )
	2016	*-	12.63	3	1.26%	1.45%	4.27%
	2015	*-	12.11	3	0.11%	1.45%	(1.90)%
	2014	35	12.34	435	1.44%	1.45%	3.08%
	2013	35	11.98	422	2.95%	1.45%	13.96%
	2012	35	10.51	367	2.86%	1.45%	11.42%
Fidelity VIP Freedom 2020 (Pinnacle V )
	2016	41	12.37	509	1.45%	1.55%	4.16%
	2015	29	11.87	346	2.15%	1.55%	(2.00)%
	2014	17	12.12	204	1.27%	1.55%	2.98%
	2013	25	11.77	297	2.99%	1.55%	13.84%
	2012	23	10.34	237	2.28%	1.55%	11.31%
Fidelity VIP Freedom 2025 (Advantedge )
	2016	*-	13.48	*-	1.33%	1.60%	4.29%
	2015	*-	12.93	*-	1.32%	1.60%	(2.10)%
	2014	*-	13.20	1	1.40%	1.60%	3.18%
	2013	*-	12.80	1	2.49%	1.60%	17.80%
	2012	*-	10.86	4	1.84%	1.60%	12.95%
Fidelity VIP Freedom 2025 (Pinnacle IV )
	2016	1	13.12	8	1.31%	1.45%	4.45%
	2015	1	12.56	8	1.52%	1.45%	(1.95)%
	2014	1	12.81	9	1.46%	1.45%	3.33%
	2013	1	12.40	6	3.27%	1.45%	17.98%
	2012	1	10.51	5	2.43%	1.45%	13.13%
Fidelity VIP Freedom 2025 (Pinnacle V )
	2016	60	12.85	775	1.64%	1.55%	4.34%
	2015	40	12.31	496	2.07%	1.55%	(2.05)%
	2014	36	12.57	451	1.51%	1.55%	3.23%
	2013	30	12.17	360	3.73%	1.55%	17.86%
	2012	17	10.33	173	2.95%	1.55%	13.01%
Fidelity VIP Freedom 2030 (AnnuiChoice II )
	2016	5	13.12	71	1.46%	1.15%	5.15%
	2015	1	12.48	9	1.47%	1.15%	(1.67)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle IV )
	2016	*-	$12.74	$3	1.24%	1.45%	4.83%
	2015	*-	12.15	3	1.45%	1.45%	(1.97)%
	2014	*-	12.40	3	1.38%	1.45%	3.23%
	2013	*-	12.01	3	2.74%	1.45%	19.65%
	2012	*-	10.04	4	2.91%	1.45%	13.50%
Fidelity VIP Freedom 2030 (Pinnacle Plus )
	2016	78	12.47	972	1.22%	1.67%	4.60%
	2015	80	11.92	958	0.11%	1.67%	(2.19)%
	2014	1,370	12.19	16,693	5.71%	1.67%	3.00%
	2013	*-	11.83	3	2.95%	1.67%	19.38%
	2012	*-	9.91	3	2.91%	1.67%	13.25%
Fidelity VIP Freedom 2030 (Pinnacle V )
	2016	14	12.45	178	1.24%	1.55%	4.73%
	2015	14	11.89	170	1.46%	1.55%	(2.07)%
	2014	15	12.14	176	1.35%	1.55%	3.12%
	2013	15	11.77	173	3.22%	1.55%	19.53%
	2012	12	9.85	119	2.82%	1.55%	13.39%
Fidelity VIP Growth (AnnuiChoice II )
	2016	35	18.44	651	—%	1.15%	(0.61)%
	2015	34	18.55	622	0.04%	1.15%	5.68%
	2014	21	17.56	361	—%	1.15%	9.74%
	2013	18	16.00	295	0.11%	1.15%	34.44%
	2012	22	11.90	260	0.41%	1.15%	13.08%
Fidelity VIP Growth (GrandMaster )
	2016	62	16.06	1,001	—%	1.35%	(0.81)%
	2015	38	16.19	610	0.03%	1.35%	5.46%
	2014	37	15.35	567	—%	1.35%	9.52%
	2013	41	14.02	575	0.12%	1.35%	34.17%
	2012	37	10.45	383	0.38%	1.35%	12.85%
Fidelity VIP Growth (AdvantEdge )
	2016	5	14.87	79	—%	1.60%	(1.06)%
	2015	6	15.03	86	0.03%	1.60%	5.20%
	2014	7	14.29	94	—%	1.60%	9.24%
	2013	9	13.08	118	0.11%	1.60%	33.83%
	2012	10	9.78	95	0.43%	1.60%	12.56%
Fidelity VIP Growth (AnnuiChoice )
	2016	8	18.10	150	—%	1.00%	(0.45)%
	2015	5	18.19	92	0.03%	1.00%	5.84%
	2014	5	17.18	93	—%	1.00%	9.90%
	2013	5	15.63	77	0.09%	1.00%	34.64%
	2012	9	11.61	101	0.35%	1.00%	13.25%
Fidelity VIP Growth (GrandMaster flex3 )
	2016	4	20.07	74	—%	1.55%	(1.01)%
	2015	3	20.27	69	0.03%	1.55%	5.25%
	2014	4	19.26	70	—%	1.55%	9.29%
	2013	5	17.62	82	0.11%	1.55%	33.90%
	2012	5	13.16	66	0.33%	1.55%	12.62%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (IQ3 )
	2016	9	$13.33	$116	—%	1.45%	(0.91)%
	2015	10	13.46	136	0.03%	1.45%	5.36%
	2014	11	12.77	136	—%	1.45%	9.40%
	2013	11	11.67	128	0.11%	1.45%	34.03%
	2012	13	8.71	116	0.37%	1.45%	12.74%
Fidelity VIP Growth (Pinnacle )
	2016	5	16.06	81	—%	1.35%	(0.81)%
	2015	11	16.19	180	0.05%	1.35%	5.46%
	2014	5	15.35	79	—%	1.35%	9.52%
	2013	6	14.02	84	0.10%	1.35%	34.17%
	2012	8	10.45	83	0.46%	1.35%	12.85%
Fidelity VIP Growth (Pinnacle IV )
	2016	49	18.17	894	—%	1.45%	(0.91)%
	2015	28	18.34	508	0.03%	1.45%	5.36%
	2014	31	17.41	535	—%	1.45%	9.40%
	2013	34	15.91	541	0.10%	1.45%	34.03%
	2012	51	11.87	600	0.33%	1.45%	12.74%
Fidelity VIP Growth (Pinnacle Plus Reduced M&E )
	2016	6	18.76	109	—%	1.15%	(0.61)%
	2015	1	18.88	11	0.03%	1.15%	5.68%
	2014	1	17.86	14	—%	1.15%	9.74%
	2013	*-	16.28	3	0.22%	1.15%	34.44%
Fidelity VIP Growth (Pinnacle Plus )
	2016	18	20.15	369	—%	1.67%	(1.13)%
	2015	15	20.38	308	0.03%	1.67%	5.12%
	2014	20	19.39	389	—%	1.67%	9.16%
	2013	23	17.76	411	0.05%	1.67%	33.73%
	2012	107	13.28	1,424	0.62%	1.67%	12.48%
Fidelity VIP Growth (Pinnacle V )
	2016	36	15.57	557	—%	1.55%	(1.01)%
	2015	28	15.73	448	0.03%	1.55%	5.25%
	2014	31	14.95	461	—%	1.55%	9.29%
	2013	38	13.67	520	0.14%	1.55%	33.90%
	2012	50	10.21	516	0.38%	1.55%	12.62%
Fidelity VIP High Income (AdvantEdge )
	2016	40	15.08	602	6.21%	1.60%	12.34%
	2015	3	13.42	43	1.29%	1.60%	(5.40)%
	2014	3	14.19	43	0.66%	1.60%	(0.71)%
	2013	44	14.29	622	5.38%	1.60%	4.01%
	2012	51	13.74	703	5.64%	1.60%	12.14%
Fidelity VIP High Income (AnnuiChoice II )
	2016	8	16.20	136	5.34%	1.15%	12.86%
	2015	8	14.35	118	6.38%	1.15%	(4.97)%
	2014	8	15.10	122	7.55%	1.15%	(0.26)%
	2013	4	15.14	66	4.78%	1.15%	4.48%
	2012	6	14.49	81	6.07%	1.15%	12.66%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (AnnuiChoice )
	2016	9	23.25	218	5.40%	1.00%	13.03%
	2015	9	20.57	195	6.30%	1.00%	(4.83)%
	2014	10	21.61	220	5.72%	1.00%	(0.10)%
	2013	9	21.64	201	5.72%	1.00%	4.64%
	2012	10	20.68	201	4.82%	1.00%	12.83%
Fidelity VIP High Income (GrandMaster flex3 )
	2016	66	20.16	1,338	6.27%	1.55%	12.40%
	2015	2	17.94	44	0.85%	1.55%	(5.35)%
	2014	6	18.95	111	0.63%	1.55%	(0.66)%
	2013	92	19.08	1,749	5.79%	1.55%	4.06%
	2012	94	18.33	1,721	5.73%	1.55%	12.20%
Fidelity VIP High Income (IQ3 )
	2016	293	18.18	5,319	5.98%	1.45%	12.51%
	2015	14	16.16	230	0.95%	1.45%	(5.26)%
	2014	16	17.06	280	0.39%	1.45%	(0.56)%
	2013	407	17.15	6,976	5.77%	1.45%	4.17%
	2012	417	16.47	6,866	5.87%	1.45%	12.31%
Fidelity VIP High Income (Pinnacle )
	2016	1	17.97	26	5.17%	1.55%	12.63%
	2015	2	15.95	25	5.39%	1.55%	(5.16)%
	2014	2	16.82	42	5.05%	1.35%	(0.46)%
	2013	3	16.90	48	5.65%	1.35%	4.27%
	2012	3	16.21	50	5.21%	1.35%	12.43%
Fidelity VIP High Income (Pinnacle IV )
	2016	13	20.45	271	5.15%	1.45%	12.52%
	2015	11	18.17	203	5.01%	1.45%	(5.26)%
	2014	13	19.18	252	3.75%	1.45%	(0.56)%
	2013	29	19.29	557	5.30%	1.45%	4.17%
	2012	35	18.52	645	5.62%	1.45%	12.31%
Fidelity VIP High Income (Pinnacle Plus Reduced M&E )
	2016	3	12.97	38	5.21%	1.15%	12.86%
	2015	3	11.49	37	13.90%	1.15%	(4.97)%
	2014	*-	12.09	1	0.22%	1.15%	(0.26)%
	2013	2	12.12	29	0.85%	1.15%	4.48%
Fidelity VIP High Income (Pinnacle Plus )
	2016	5	18.47	86	4.60%	1.67%	12.26%
	2015	7	16.46	114	5.26%	1.67%	(5.47)%
	2014	10	17.41	171	4.18%	1.67%	(0.78)%
	2013	16	17.54	279	2.03%	1.67%	3.93%
	2012	88	16.88	1,492	9.50%	1.67%	12.06%
Fidelity VIP High Income (Pinnacle V )
	2016	23	14.29	330	5.21%	1.55%	12.40%
	2015	26	12.71	325	5.26%	1.55%	(5.35)%
	2014	30	13.43	409	4.31%	1.55%	(0.66)%
	2013	33	13.52	451	6.08%	1.55%	4.06%
	2012	31	12.99	397	6.24%	1.55%	12.20%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (Pinnacle )
	2016	40	$15.74	$634	1.37%	1.35%	10.08%
	2015	43	14.30	612	1.74%	1.35%	(0.28)%
	2014	51	14.34	738	1.98%	1.35%	11.76%
	2013	40	12.83	507	2.03%	1.35%	30.13%
	2012	77	9.86	759	3.42%	1.35%	14.06%
Fidelity VIP II Index 500 (Pinnacle IV )
	2016	146	15.59	2,273	1.31%	1.45%	9.97%
	2015	185	14.17	2,624	1.74%	1.45%	(0.38)%
	2014	202	14.23	2,880	1.79%	1.45%	11.65%
	2013	200	12.74	2,552	2.75%	1.45%	30.00%
	2012	275	9.80	2,693	3.25%	1.45%	13.95%
Fidelity VIP II Index 500 (Pinnacle V )
	2016	594	15.14	8,995	1.60%	1.55%	9.85%
	2015	466	13.78	6,417	1.92%	1.55%	(0.48)%
	2014	412	13.85	5,706	1.79%	1.55%	11.53%
	2013	325	12.42	4,037	2.86%	1.55%	29.87%
	2012	200	9.56	1,910	3.28%	1.55%	13.83%
Fidelity VIP Index 500 (AdvantEdge )
	2016	83	16.95	1,399	1.84%	1.60%	9.80%
	2015	59	15.44	908	1.68%	1.60%	(0.53)%
	2014	67	15.52	1,042	1.54%	1.60%	11.48%
	2013	65	13.92	904	2.73%	1.60%	29.80%
	2012	56	10.73	596	3.33%	1.60%	13.77%
Fidelity VIP Index 500 (AnnuiChoice II )
	2016	216	16.05	3,464	1.59%	1.15%	10.30%
	2015	160	14.55	2,334	2.34%	1.15%	(0.08)%
	2014	79	14.56	1,144	1.81%	1.15%	11.99%
	2013	52	13.01	676	2.72%	1.15%	30.39%
	2012	46	9.97	455	3.38%	1.15%	14.30%
Fidelity VIP Index 500 (AnnuiChoice )
	2016	20	20.50	412	1.25%	1.00%	10.47%
	2015	25	18.55	465	2.10%	1.00%	0.07%
	2014	21	18.54	388	1.47%	1.00%	12.16%
	2013	21	16.53	349	2.36%	1.00%	30.59%
	2012	37	12.66	473	3.22%	1.00%	14.47%
Fidelity VIP Index 500 (Grandmaster flex3 )
	2016	24	15.43	377	1.35%	1.55%	9.85%
	2015	26	14.05	362	1.75%	1.55%	(0.48)%
	2014	28	14.12	401	1.55%	1.55%	11.53%
	2013	29	12.66	368	2.65%	1.55%	29.87%
	2012	33	9.75	324	3.33%	1.55%	13.83%
Fidelity VIP Index 500 (Grandmaster )
	2016	114	15.74	1,790	1.24%	1.35%	10.08%
	2015	175	14.30	2,496	1.88%	1.35%	(0.28)%
	2014	178	14.34	2,555	2.63%	1.35%	11.76%
	2013	96	12.83	1,228	1.99%	1.35%	30.13%
	2012	183	9.86	1,806	3.44%	1.35%	14.06%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Index 500 (IQ3 )
	2016	35	$17.52	$607	1.35%	1.45%	9.96%
	2015	39	15.93	614	1.63%	1.45%	(0.38)%
	2014	53	16.00	854	1.50%	1.45%	11.65%
	2013	50	14.33	720	2.72%	1.45%	30.00%
	2012	50	11.02	547	3.23%	1.45%	13.95%
Fidelity VIP Index 500 (Pinnacle Plus Reduced M&E )
	2016	42	19.70	831	1.54%	1.15%	10.30%
	2015	34	17.86	602	1.85%	1.15%	(0.08)%
	2014	31	17.87	553	1.93%	1.15%	11.99%
	2013	7	15.96	104	3.08%	1.15%	30.39%
Fidelity VIP Index 500 (Pinnacle Plus )
	2016	59	22.47	1,324	1.06%	1.67%	9.72%
	2015	38	20.48	769	1.56%	1.67%	(0.60)%
	2014	52	20.61	1,079	1.61%	1.67%	11.40%
	2013	65	18.50	1,211	1.93%	1.67%	29.71%
	2012	163	14.26	2,319	3.56%	1.67%	13.69%
Fidelity VIP Investment Grade Bond (AdvantEdge )
	2016	63	12.57	789	2.24%	1.60%	2.81%
	2015	61	12.23	743	2.39%	1.60%	(2.43)%
	2014	65	12.54	810	2.06%	1.60%	3.93%
	2013	60	12.06	727	3.89%	1.60%	(3.63)%
	2012	44	12.52	552	5.38%	1.60%	3.91%
Fidelity VIP Investment Grade Bond (AnnuiChoice II )
	2016	119	13.67	1,626	2.74%	1.15%	3.28%
	2015	79	13.24	1,052	3.04%	1.15%	(1.99)%
	2014	52	13.51	699	2.41%	1.15%	4.40%
	2013	36	12.94	463	3.89%	1.15%	(3.19)%
	2012	26	13.36	351	4.92%	1.15%	4.38%
Fidelity VIP Investment Grade Bond (AnnuiChoice )
	2016	9	17.02	161	2.23%	1.00%	3.43%
	2015	9	16.45	156	1.99%	1.00%	(1.84)%
	2014	13	16.76	213	2.00%	1.00%	4.56%
	2013	13	16.03	206	3.22%	1.00%	(3.05)%
	2012	14	16.54	240	3.63%	1.00%	4.54%
Fidelity VIP Investment Grade Bond (GrandMaster flex3 )
	2016	4	13.71	57	1.83%	1.55%	2.86%
	2015	5	13.33	62	2.36%	1.55%	(2.39)%
	2014	6	13.66	85	1.37%	1.55%	3.98%
	2013	11	13.13	147	0.75%	1.55%	(3.58)%
	2012	90	13.62	1,226	6.68%	1.55%	3.96%
Fidelity VIP Investment Grade Bond (GrandMaster )
	2016	32	13.03	422	2.14%	1.35%	3.07%
	2015	34	12.64	426	2.64%	1.35%	(2.19)%
	2014	31	12.93	395	1.93%	1.35%	4.19%
	2013	38	12.41	466	3.23%	1.35%	(3.39)%
	2012	42	12.84	540	5.71%	1.35%	4.17%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (IQ3 )
	2016	15	$16.14	$240	2.18%	1.45%	2.96%
	2015	18	15.68	279	1.96%	1.45%	(2.29)%
	2014	26	16.05	421	1.82%	1.45%	4.09%
	2013	33	15.42	516	3.12%	1.45%	(3.49)%
	2012	40	15.97	638	5.01%	1.45%	4.07%
Fidelity VIP Investment Grade Bond (Pinnacle )
	2016	7	14.07	101	2.02%	1.35%	3.07%
	2015	10	13.65	138	2.14%	1.35%	(2.19)%
	2014	13	13.96	186	1.87%	1.35%	4.19%
	2013	14	13.39	186	3.06%	1.35%	(3.39)%
	2012	17	13.86	236	4.46%	1.35%	4.17%
Fidelity VIP Investment Grade Bond (Pinnacle IV )
	2016	31	13.89	434	1.97%	1.45%	2.96%
	2015	45	13.49	601	1.90%	1.45%	(2.29)%
	2014	72	13.81	995	1.67%	1.45%	4.09%
	2013	98	13.26	1,303	2.66%	1.45%	(3.49)%
	2012	155	13.74	2,127	4.63%	1.45%	4.07%
Fidelity VIP Investment Grade Bond (Pinnacle II Reduced M&E )
	2016	1	14.24	17	2.24%	1.10%	3.33%
	2015	1	13.79	17	1.96%	1.10%	(1.94)%
	2014	2	14.06	29	1.97%	1.10%	4.46%
	2013	2	13.46	29	3.36%	1.10%	(3.14)%
	2012	2	13.90	32	8.22%	1.10%	3.60%
Fidelity VIP Investment Grade Bond (Pinnacle Plus Reduced M&E )
	2016	6	11.12	72	2.17%	1.15%	3.28%
	2015	7	10.77	81	2.52%	1.15%	(1.99)%
	2014	7	10.99	81	1.68%	1.15%	4.40%
	2013	4	10.52	41	3.28%	1.15%	(3.19)%
Fidelity VIP Investment Grade Bond (Pinnacle Plus )
	2016	3	13.44	46	0.20%	1.67%	2.73%
	2015	340	13.08	4,442	12.47%	1.67%	(2.50)%
	2014	6	13.42	78	1.53%	1.67%	3.86%
	2013	17	12.92	215	0.74%	1.67%	(3.70)%
	2012	151	13.41	2,024	6.95%	1.67%	3.83%
Fidelity VIP Investment Grade Bond (Pinnacle V )
	2016	710	12.82	9,097	2.27%	1.55%	2.86%
	2015	655	12.46	8,165	2.72%	1.55%	(2.39)%
	2014	513	12.77	6,545	2.14%	1.55%	3.98%
	2013	443	12.28	5,437	4.02%	1.55%	(3.58)%
	2012	310	12.74	3,949	5.18%	1.55%	3.96%
Fidelity VIP Mid Cap (AdvantEdge )
	2016	25	16.38	410	0.24%	1.60%	10.13%
	2015	43	14.87	632	0.24%	1.60%	(3.20)%
	2014	47	15.36	726	0.02%	1.60%	4.34%
	2013	58	14.73	853	13.13%	1.60%	33.70%
	2012	65	11.01	720	8.54%	1.60%	12.72%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AnnuiChoice II )
	2016	47	$18.95	$881	0.34%	1.15%	10.64%
	2015	45	17.13	770	0.28%	1.15%	(2.76)%
	2014	34	17.61	596	0.02%	1.15%	4.81%
	2013	33	16.80	547	13.45%	1.15%	34.31%
	2012	34	12.51	431	6.20%	1.15%	13.24%
Fidelity VIP Mid Cap (AnnuiChoice )
	2016	8	37.20	306	0.32%	1.00%	10.80%
	2015	8	33.57	280	0.25%	1.00%	(2.61)%
	2014	9	34.47	295	0.02%	1.00%	4.97%
	2013	11	32.84	352	11.93%	1.00%	34.51%
	2012	15	24.42	377	6.07%	1.00%	13.41%
Fidelity VIP Mid Cap (GrandMaster flex3 )
	2016	8	33.22	274	0.31%	1.55%	10.19%
	2015	9	30.15	271	0.25%	1.55%	(3.15)%
	2014	10	31.13	302	0.02%	1.55%	4.39%
	2013	15	29.82	442	13.84%	1.55%	33.77%
	2012	15	22.29	323	7.20%	1.55%	12.78%
Fidelity VIP Mid Cap (Grandmaster )
	2016	17	27.98	464	0.33%	1.35%	10.41%
	2015	17	25.34	438	0.26%	1.35%	(2.96)%
	2014	16	26.11	427	0.02%	1.35%	4.60%
	2013	16	24.96	401	13.93%	1.35%	34.04%
	2012	16	18.62	295	8.43%	1.35%	13.01%
Fidelity VIP Mid Cap (IQ Annuity )
	2016	29	33.67	970	0.31%	1.45%	10.30%
	2015	30	30.53	917	0.24%	1.45%	(3.05)%
	2014	32	31.49	1,012	0.02%	1.45%	4.50%
	2013	36	30.14	1,081	13.60%	1.45%	33.90%
	2012	37	22.51	830	8.21%	1.45%	12.89%
Fidelity VIP Mid Cap (Pinnacle )
	2016	27	16.34	443	0.34%	1.35%	10.41%
	2015	25	14.80	372	0.23%	1.35%	(2.96)%
	2014	30	15.25	450	0.02%	1.35%	4.60%
	2013	33	14.58	488	13.71%	1.35%	34.04%
	2012	34	10.88	366	8.50%	1.35%	13.01%
Fidelity VIP Mid Cap (Pinnacle IV )
	2016	25	34.26	855	0.29%	1.45%	10.30%
	2015	32	31.06	992	0.22%	1.45%	(3.05)%
	2014	40	32.04	1,294	0.02%	1.45%	4.50%
	2013	67	30.66	2,065	12.49%	1.45%	33.90%
	2012	91	22.90	2,083	7.27%	1.45%	12.89%
Fidelity VIP Mid Cap (Pinnacle Plus Reduced M&E )
	2016	33	15.69	512	0.29%	1.15%	10.64%
	2015	40	14.18	564	0.25%	1.15%	(2.76)%
	2014	38	14.58	547	0.03%	1.15%	4.81%
	2013	5	13.91	71	14.50%	1.15%	34.31%
	2012	4	10.36	45	16.69%	1.15%	13.24%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (Pinnacle Plus )
	2016	12	$32.85	$380	0.29%	1.67%	10.06%
	2015	14	29.85	426	0.20%	1.67%	(3.27)%
	2014	21	30.86	639	0.01%	1.67%	4.26%
	2013	88	29.60	2,610	16.73%	1.67%	33.60%
	2012	51	22.16	1,139	7.58%	1.67%	12.64%
Fidelity VIP Mid Cap (Pinnacle V )
	2016	111	15.90	1,762	0.30%	1.55%	10.19%
	2015	126	14.43	1,812	0.23%	1.55%	(3.15)%
	2014	140	14.90	2,088	0.02%	1.55%	4.39%
	2013	157	14.27	2,241	13.35%	1.55%	33.77%
	2012	155	10.67	1,657	7.66%	1.55%	12.78%
Fidelity VIP Overseas (AdvantEdge )
	2016	37	8.80	322	1.27%	1.60%	(6.78)%
	2015	36	9.44	342	1.10%	1.60%	1.64%
	2014	41	9.28	377	1.15%	1.60%	(9.76)%
	2013	38	10.29	386	1.39%	1.60%	28.09%
	2012	45	8.03	358	2.12%	1.60%	18.44%
Fidelity VIP Overseas (AnnuiChoice II )
	2016	25	10.56	267	1.29%	1.15%	(6.36)%
	2015	24	11.28	272	1.34%	1.15%	2.11%
	2014	18	11.04	203	1.14%	1.15%	(9.35)%
	2013	19	12.18	229	1.51%	1.15%	28.67%
	2012	18	9.47	175	2.03%	1.15%	18.99%
Fidelity VIP Overseas (AnnuiChoice )
	2016	7	16.09	120	0.90%	1.00%	(6.21)%
	2015	9	17.15	158	0.99%	1.00%	2.26%
	2014	11	16.77	188	1.05%	1.00%	(9.21)%
	2013	13	18.47	235	1.68%	1.00%	28.87%
	2012	10	14.34	140	1.37%	1.00%	19.17%
Fidelity VIP Overseas (GrandMaster flex3 )
	2016	8	13.92	108	1.25%	1.55%	(6.74)%
	2015	8	14.92	115	1.15%	1.55%	1.70%
	2014	7	14.68	105	0.98%	1.55%	(9.72)%
	2013	9	16.25	140	1.44%	1.55%	28.15%
	2012	9	12.68	120	1.92%	1.55%	18.50%
Fidelity VIP Overseas (GrandMaster )
	2016	59	8.68	509	1.34%	1.35%	(6.55)%
	2015	18	9.29	163	0.92%	1.35%	1.90%
	2014	23	9.11	210	0.57%	1.35%	(9.53)%
	2013	79	10.07	794	2.18%	1.35%	28.41%
	2012	23	7.84	182	1.96%	1.35%	18.75%
Fidelity VIP Overseas (IQ3 )
	2016	26	12.08	320	1.21%	1.45%	(6.64)%
	2015	29	12.94	372	1.13%	1.45%	1.80%
	2014	29	12.71	372	1.09%	1.45%	(9.63)%
	2013	30	14.06	423	1.46%	1.45%	28.28%
	2012	32	10.96	352	2.06%	1.45%	18.63%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle )
	2016	19	$ 14.28	$266	1.22%	1.35%	(6.55)%
	2015	23	15.28	354	1.08%	1.35%	1.90%
	2014	24	15.00	367	0.89%	1.35%	(9.53)%
	2013	36	16.58	597	1.67%	1.35%	28.41%
	2012	28	12.91	365	1.72%	1.35%	18.75%
Fidelity VIP Overseas (Pinnacle IV )
	2016	48	14.10	672	1.29%	1.45%	(6.64)%
	2015	29	15.10	433	1.05%	1.45%	1.80%
	2014	31	14.84	467	0.67%	1.45%	(9.63)%
	2013	63	16.42	1,031	1.60%	1.45%	28.28%
	2012	55	12.80	709	1.56%	1.45%	18.63%
Fidelity VIP Overseas (Pinnacle Plus Reduced M&E )
	2016	9	11.25	101	1.45%	1.15%	(6.36)%
	2015	6	12.02	76	2.21%	1.15%	2.11%
	2014	3	11.77	38	1.55%	1.15%	(9.35)%
	2013	1	12.98	8	2.67%	1.15%	28.67%
Fidelity VIP Overseas (Pinnacle Plus )
	2016	8	16.97	139	1.11%	1.67%	(6.85)%
	2015	9	18.22	173	1.03%	1.67%	1.57%
	2014	13	17.94	238	0.82%	1.67%	(9.83)%
	2013	23	19.89	462	1.61%	1.67%	28.00%
	2012	22	15.54	335	2.06%	1.67%	18.36%
Fidelity VIP Overseas (Pinnacle V )
	2016	98	8.37	819	1.24%	1.55%	(6.74)%
	2015	95	8.97	854	1.04%	1.55%	1.70%
	2014	109	8.82	965	1.05%	1.55%	(9.72)%
	2013	118	9.77	1,153	1.56%	1.55%	28.15%
	2012	90	7.62	686	1.91%	1.55%	18.50%
Fidelity VIP Target Volatility (AnnuiChoice II )
	2016	2	10.90	18	1.60%	1.15%	3.85%
	2015	1	10.49	8	1.12%	1.15%	(2.47)%
Fidelity VIP Target Volatility (GrandMaster )
	2016	1	10.83	8	1.13%	1.35%	3.64%
Fidelity VIP Target Volatility (Pinnacle V )
	2016	33	10.76	355	1.13%	1.55%	3.43%
	2015	22	10.41	231	1.52%	1.55%	(2.87)%
	2014	5	10.71	59	0.53%	1.55%	4.11%
Non-Affiliated Class 1:
Columbia VIT Mid Cap Value (Advantedge )
	2016	6	15.23	91	0.00%	1.60%	12.32%
	2015	2	13.56	27	0.00%	1.60%	(6.51)%
	2014	3	14.50	46	0.00%	1.60%	10.57%
	2013	1	13.12	7	0.00%	1.60%	35.67%
	2012	1	9.67	5	0.00%	1.60%	16.72%
Columbia VIT Mid Cap Value (AnnuiChoice II )
	2016	26	15.63	407	0.00%	1.15%	12.84%
	2015	23	13.85	315	0.00%	1.15%	(6.08)%
	2014	1	14.75	19	0.00%	1.15%	11.07%
	2013	2	13.28	21	0.00%	1.15%	36.28%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Columbia VIT Mid Cap Value (Annuichoice )
	2016	*-	15.76	6	—%	1.00%	13.01%
	2015	*-	13.95	5	—%	1.00%	(5.94)%
	2014	*-	14.83	4	—%	1.00%	11.24%
	2013	*-	13.33	4	—%	1.00%	36.49%
Columbia VIT Mid Cap Value (Grandmaster flex3 )
	2016	12	15.27	187	—%	1.55%	12.38%
	2015	12	13.59	165	—%	1.55%	(6.46)%
	2014	15	14.53	215	—%	1.55%	10.62%
	2013	16	13.13	204	—%	1.55%	35.73%
	2012	1	9.68	10	—%	1.55%	16.78%
Columbia VIT Mid Cap Value (Grandmaster )
	2016	*-	15.45	1	—%	1.35%	12.61%
	2015	*-	13.72	1	—%	1.35%	(6.27)%
	2014	3	14.64	42	—%	1.35%	10.85%
	2013	*-	13.21	3	—%	1.35%	36.01%
	2012	*-	9.71	*-	—%	1.35%	17.02%
Columbia VIT Mid Cap Value (Pinnacle )
	2016	2	15.45	38	—%	1.35%	12.61%
	2015	3	13.72	34	—%	1.35%	(6.27)%
	2014	4	14.64	52	—%	1.35%	10.85%
	2013	3	13.21	38	—%	1.35%	36.01%
	2012	3	9.71	29	—%	1.35%	17.02%
Columbia VIT Mid Cap Value (Pinnacle IV )
	2016	6	15.36	93	—%	1.45%	12.49%
	2015	3	13.66	42	—%	1.45%	(6.36)%
	2014	3	14.58	51	—%	1.45%	10.74%
	2013	4	13.17	52	—%	1.45%	35.87%
	2012	2	9.69	20	—%	1.45%	16.90%
Columbia VIT Mid Cap Value (Pinnacle Plus Reduced M&E )
	2016	2	15.63	33	—%	1.15%	12.84%
	2015	2	13.85	28	—%	1.15%	(6.08)%
	2014	2	14.75	24	—%	1.15%	11.07%
Columbia VIT Mid Cap Value (Pinnacle Plus )
	2016	9	15.17	135	—%	1.67%	12.24%
	2015	12	13.51	158	—%	1.67%	(6.57)%
	2014	15	14.46	223	—%	1.67%	10.49%
	2013	119	13.09	1,557	—%	1.67%	35.57%
	2012	10	9.66	101	—%	1.67%	16.64%
Columbia VIT Mid Cap Value (Pinnacle V )
	2016	16	15.27	237	—%	1.55%	12.38%
	2015	16	13.59	213	—%	1.55%	(6.46)%
	2014	14	14.53	208	—%	1.55%	10.62%
	2013	9	13.13	120	—%	1.55%	35.73%
	2012	5	9.68	45	—%	1.55%	16.78%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Franklin Growth and Income VIP Fund (Pinnacle )
	2016	82	$22.86	$1,869	2.82%	1.35%	10.35%
	2015	98	20.71	2,026	3.61%	1.35%	(1.96)%
	2014	118	21.13	2,501	2.62%	1.35%	7.92%
	2013	132	19.58	2,585	2.72%	1.35%	28.21%
	2012	149	15.27	2,282	3.19%	1.35%	11.01%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )
	2016	*-	23.14	9	2.80%	1.10%	10.63%
	2015	*-	20.92	8	3.34%	1.10%	(1.71)%
	2014	*-	21.28	9	2.59%	1.10%	8.19%
	2013	*-	19.67	9	2.76%	1.10%	28.53%
	2012	*-	15.30	7	5.95%	1.10%	4.77%
Franklin Income VIP Fund (Pinnacle )
	2016	162	24.35	3,936	5.05%	1.35%	12.79%
	2015	188	21.58	4,056	4.77%	1.35%	(8.09)%
	2014	215	23.49	5,043	5.12%	1.35%	3.51%
	2013	240	22.69	5,448	6.36%	1.35%	12.64%
	2012	288	20.14	5,813	6.59%	1.35%	11.38%
Franklin Income VIP Fund (Pinnacle II Reduced M&E )
	2016	11	24.65	281	5.07%	1.10%	13.08%
	2015	11	21.80	249	4.74%	1.10%	(7.86)%
	2014	11	23.66	270	5.05%	1.10%	3.77%
	2013	11	22.80	260	6.41%	1.10%	12.93%
	2012	11	20.19	230	12.37%	1.10%	8.07%
JP Morgan IT Mid Cap Value (AnnuiChoice )
	2016	*-	31.69	2	0.88%	1.00%	13.55%
	2015	*-	27.91	2	1.04%	1.00%	(3.63)%
	2014	*-	28.96	2	0.80%	1.00%	13.96%
	2013	*-	25.41	2	2.16%	1.00%	30.98%
	2012	*-	19.40	1	1.03%	1.00%	19.17%
JP Morgan IT Mid Cap Value (GrandMaster flex3 )
	2016	3	30.36	101	0.87%	1.55%	12.92%
	2015	3	26.89	94	0.94%	1.55%	(4.16)%
	2014	4	28.06	116	0.83%	1.55%	13.32%
	2013	5	24.76	120	2.17%	1.55%	30.25%
	2012	5	19.01	94	1.05%	1.55%	18.50%
JP Morgan IT Mid Cap Value (Grandmaster )
	2016	3	30.84	81	0.86%	1.35%	13.15%
	2015	3	27.26	75	0.99%	1.35%	(3.97)%
	2014	3	28.38	81	0.78%	1.35%	13.55%
	2013	3	24.99	75	2.17%	1.35%	30.52%
	2012	3	19.15	60	1.11%	1.35%	18.74%
JP Morgan IT Mid Cap Value (IQ3 )
	2016	2	30.60	66	0.86%	1.45%	13.03%
	2015	2	27.07	58	0.99%	1.45%	(4.07)%
	2014	2	28.22	61	0.78%	1.45%	13.44%
	2013	2	24.88	54	2.14%	1.45%	30.38%
	2012	2	19.08	41	1.06%	1.45%	18.62%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
JP Morgan IT Mid Cap Value (Pinnacle )
	2016	3	$30.84	$101	0.86%	1.35%	13.15%
	2015	3	27.26	91	0.99%	1.35%	(3.97)%
	2014	3	28.38	95	0.81%	1.35%	13.55%
	2013	4	24.99	109	2.16%	1.35%	30.52%
	2012	5	19.15	92	1.24%	1.35%	18.74%
JP Morgan IT Mid Cap Value (Pinnacle IV )
	2016	13	30.60	400	0.97%	1.45%	13.03%
	2015	21	27.07	575	1.00%	1.45%	(4.07)%
	2014	24	28.22	684	0.78%	1.45%	13.44%
	2013	27	24.88	678	2.20%	1.45%	30.39%
	2012	30	19.08	570	1.23%	1.45%	18.62%
JP Morgan IT Mid Cap Value (Pinnacle Plus Reduced M&E )
	2016	11	21.05	229	0.87%	1.15%	13.38%
	2015	12	18.56	230	0.86%	1.15%	(3.77)%
	2014	10	19.29	189	0.56%	1.15%	13.78%
	2013	3	16.96	44	—%	1.15%	30.78%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )
	2016	*-	24.98	5	6.08%	1.55%	8.84%
	2015	*-	22.95	9	5.27%	1.55%	(2.65)%
	2014	*-	23.58	10	5.46%	1.55%	1.33%
	2013	*-	23.27	10	5.14%	1.55%	(10.16)%
	2012	*-	25.90	11	2.85%	1.55%	16.13%
Morgan Stanley UIF Emerging Markets Debt (IQ3 )
	2016	*-	24.45	*-	2.90%	1.45%	8.95%
	2015	*-	22.45	1	5.29%	1.45%	(2.55)%
	2014	*-	23.03	1	5.44%	1.45%	1.44%
	2013	*-	22.71	1	5.14%	1.45%	(10.07)%
	2012	*-	25.25	2	2.83%	1.45%	16.24%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle )
	2016	3	30.65	97	5.48%	1.35%	9.06%
	2015	5	28.11	143	6.08%	1.35%	(2.45)%
	2014	8	28.81	225	5.54%	1.35%	1.54%
	2013	8	28.38	240	4.95%	1.35%	(9.98)%
	2012	9	31.52	294	2.69%	1.35%	16.36%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )
	2016	1	24.79	23	7.34%	1.45%	8.95%
	2015	3	22.75	59	5.43%	1.45%	(2.55)%
	2014	3	23.34	70	5.35%	1.45%	1.44%
	2013	4	23.01	100	4.89%	1.45%	(10.07)%
	2012	9	25.59	233	2.96%	1.45%	16.24%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle II Reduced M&E )
	2016	*-	31.03	15	5.53%	1.10%	9.34%
	2015	*-	28.38	14	5.29%	1.10%	(2.20)%
	2014	*-	29.02	14	5.47%	1.10%	1.80%
	2013	*-	28.51	14	5.15%	1.10%	(9.75)%
	2012	*-	31.59	15	5.30%	1.10%	12.76%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )
	2016	*-	15.40	5	1.32%	1.15%	5.59%
	2015	*-	14.58	5	1.34%	1.15%	1.00%
	2014	*-	14.44	5	1.44%	1.15%	28.23%
	2013	*-	11.26	4	1.07%	1.15%	0.88%
	2012	*-	11.16	4	0.89%	1.15%	14.50%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )
	2016	*-	36.67	1	1.33%	1.00%	5.75%
	2015	*-	34.68	1	0.23%	1.00%	1.15%
	2014	1	34.28	30	1.45%	1.00%	28.43%
	2013	1	26.69	28	1.11%	1.00%	1.03%
	2012	1	26.42	31	0.96%	1.00%	14.67%
Morgan Stanley UIF U.S. Real Estate (GrandMaster flex3 )
	2016	3	33.67	111	1.34%	1.55%	5.16%
	2015	4	32.01	119	1.34%	1.55%	0.59%
	2014	4	31.83	123	1.43%	1.55%	27.71%
	2013	4	24.92	107	1.13%	1.55%	0.47%
	2012	5	24.80	116	0.82%	1.55%	14.03%
Morgan Stanley UIF U.S. Real Estate (IQ3 )
	2016	2	34.14	73	1.30%	1.45%	5.27%
	2015	2	32.43	75	1.34%	1.45%	0.69%
	2014	2	32.21	74	1.32%	1.45%	27.84%
	2013	3	25.20	81	1.12%	1.45%	0.57%
	2012	3	25.05	80	0.81%	1.45%	14.15%
Morgan Stanley UIF U.S. Real Estate (Pinnacle )
	2016	10	45.78	440	1.37%	1.35%	5.37%
	2015	11	43.44	468	1.28%	1.35%	0.79%
	2014	18	43.10	774	1.23%	1.35%	27.97%
	2013	14	33.68	484	1.11%	1.35%	0.68%
	2012	19	33.45	640	0.90%	1.35%	14.27%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )
	2016	15	36.58	540	1.33%	1.45%	5.27%
	2015	22	34.75	777	1.36%	1.45%	0.69%
	2014	41	34.52	1,415	1.45%	1.45%	27.84%
	2013	48	27.00	1,286	1.12%	1.45%	0.58%
	2012	50	26.84	1,338	0.90%	1.45%	14.15%
Non-Affiliated Class 2:
American Funds Managed Risk Asset Allocation (AdvantEdge )
	2016	6	10.68	68	1.32%	1.60%	5.56%
	2015	6	10.12	65	0.45%	1.60%	(2.65)%
American Funds Managed Risk Asset Allocation (AnnuiChoice )
	2016	*-	10.88	*-	1.07%	1.00%	6.20%
	2015	*-	10.25	*-	1.06%	1.00%	(2.06)%
	2014	*-	10.46	*-	—%	1.00%	1.88%
American Funds Managed Risk Asset Allocation (AnnuiChoice II )
	2016	12	10.83	133	1.29%	1.15%	6.04%
	2015	10	10.22	98	1.43%	1.15%	(2.21)%
	2014	7	10.45	70	0.12%	1.15%	1.73%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
American Funds Managed Risk Asset Allocation (GrandMaster flex3 )
	2016	*-	$10.70	$5	1.31%	1.55%	5.61%
	2015	1	$10.13	$5	1.66%	1.55%	(2.60)%
	2014	*-	10.40	2	0.12%	1.55%	1.31%
American Funds Managed Risk Asset Allocation (Pinnacle )
	2016	1	10.77	10	1.36%	1.35%	5.83%
	2015	*-	10.17	1	0.20%	1.35%	(2.41)%
	2014	1	10.43	10	0.07%	1.35%	1.52%
American Funds Managed Risk Asset Allocation (Pinnacle IV )
	2016	3	10.73	29	1.37%	1.45%	5.72%
	2015	1	10.15	13	1.50%	1.45%	(2.50)%
	2014	2	10.41	20	0.10%	1.45%	1.42%
American Funds Managed Risk Asset Allocation (Pinnacle V )
	2016	146	10.70	1,558	1.38%	1.55%	5.61%
	2015	134	10.13	1,360	1.59%	1.55%	(2.60)%
	2014	75	10.40	781	0.14%	1.55%	1.31%
Columbia VIT Small Cap Value Class 2 (AdvantEdge )
	2016	5	25.32	123	0.34%	1.60%	30.62%
	2015	9	19.39	165	0.59%	1.60%	(7.82)%
	2014	11	21.03	235	0.34%	1.60%	1.40%
	2013	17	20.74	352	1.04%	1.60%	31.90%
	2012	16	15.72	252	4.36%	1.60%	9.47%
Columbia VIT Small Cap Value Class 2 (AnnuiChoice II )
	2016	10	26.23	270	0.43%	1.15%	31.22%
	2015	5	19.99	109	0.59%	1.15%	(7.39)%
	2014	4	21.58	89	0.49%	1.15%	1.87%
	2013	2	21.19	41	0.89%	1.15%	32.50%
	2012	1	15.99	18	3.81%	1.15%	9.97%
Columbia VIT Small Cap Value Class 2 (Grandmaster flex3 )
	2016	1	25.42	19	0.39%	1.55%	30.69%
	2015	1	19.45	14	0.57%	1.55%	(7.77)%
	2014	1	21.09	16	0.51%	1.55%	1.45%
	2013	*-	20.79	3	1.02%	1.55%	31.96%
	2012	*-	15.75	2	9.40%	1.55%	9.52%
Columbia VIT Small Cap Value Class 2 (Grandmaster )
	2016	2	25.82	52	0.39%	1.35%	30.95%
	2015	2	19.72	46	0.55%	1.35%	(7.58)%
	2014	2	21.34	43	0.47%	1.35%	1.66%
	2013	2	20.99	34	1.03%	1.35%	32.23%
	2012	1	15.87	24	2.31%	1.35%	9.75%
Columbia VIT Small Cap Value Class 2 (Pinnacle Plus )
	2016	5	25.19	114	0.40%	1.67%	30.53%
	2015	4	19.30	86	0.55%	1.67%	(7.88)%
	2014	5	20.95	102	0.46%	1.67%	1.33%
	2013	5	20.67	107	1.05%	1.67%	31.80%
	2012	6	15.68	95	6.21%	1.67%	9.39%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Columbia VIT Small Cap Value Class 2 (Pinnacle )
	2016	1	$25.82	$15	0.31%	1.35%	30.95%
	2015	1	19.72	12	0.49%	1.35%	(7.58)%
	2014	*-	21.34	7	0.47%	1.35%	1.66%
	2013	*-	20.99	7	54.78%	1.35%	32.23%
	2012	*-	15.87	4	3.95%	1.35%	9.75%
Columbia VIT Small Cap Value Class 2 (Pinnacle IV )
	2016	3	25.62	74	0.36%	1.45%	30.82%
	2015	2	19.59	37	0.57%	1.45%	(7.68)%
	2014	2	21.21	42	0.44%	1.45%	1.56%
	2013	2	20.89	49	0.40%	1.45%	32.10%
	2012	*-	15.81	6	1.37%	1.45%	9.63%
Columbia VIT Small Cap Value Class 2 (Pinnacle V )
	2016	23	25.42	593	0.40%	1.55%	30.69%
	2015	27	19.45	527	0.61%	1.55%	(7.77)%
	2014	19	21.09	404	0.50%	1.55%	1.45%
	2013	13	20.79	267	0.88%	1.55%	31.96%
	2012	6	15.75	90	4.42%	1.55%	9.52%
Franklin Growth and Income VIP Fund (AdvantEdge )
	2016	8	15.61	129	2.61%	1.60%	9.84%
	2015	9	14.21	130	3.37%	1.60%	(2.49)%
	2014	10	14.58	147	2.39%	1.60%	7.39%
	2013	11	13.57	147	2.61%	1.60%	27.53%
	2012	12	10.64	126	3.00%	1.60%	10.43%
Franklin Growth and Income VIP Fund (AnnuiChoice II )
	2016	22	16.03	351	2.67%	1.15%	10.34%
	2015	24	14.52	355	3.46%	1.15%	(2.05)%
	2014	18	14.83	263	2.19%	1.15%	7.88%
	2013	12	13.74	165	2.49%	1.15%	28.12%
	2012	12	10.73	126	3.46%	1.15%	10.94%
Franklin Growth and Income VIP Fund (AnnuiChoice )
	2016	8	23.18	187	2.59%	1.00%	10.51%
	2015	8	20.98	165	3.41%	1.00%	(1.90)%
	2014	9	21.39	189	2.52%	1.00%	8.05%
	2013	10	19.79	207	4.23%	1.00%	28.31%
	2012	59	15.43	914	2.99%	1.00%	11.10%
Franklin Growth and Income VIP Fund (GrandMaster flex3 )
	2016	10	21.45	208	2.61%	1.55%	9.89%
	2015	13	19.52	260	3.50%	1.55%	(2.44)%
	2014	15	20.01	304	2.63%	1.55%	7.45%
	2013	20	18.62	371	1.83%	1.55%	27.60%
	2012	33	14.59	475	2.56%	1.55%	10.48%
Franklin Growth and Income VIP Fund (Grandmaster )
	2016	34	22.06	743	2.63%	1.35%	10.12%
	2015	36	20.04	712	3.37%	1.35%	(2.25)%
	2014	37	20.50	754	2.31%	1.35%	7.66%
	2013	64	19.04	1,217	2.25%	1.35%	27.86%
	2012	52	14.89	777	2.70%	1.35%	10.71%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income VIP Fund (IQ Annuity )
	2016	33	$21.75	$724	2.62%	1.45%	10.00%
	2015	36	19.78	713	3.59%	1.45%	(2.35)%
	2014	43	20.25	865	2.43%	1.45%	7.55%
	2013	48	18.83	897	2.51%	1.45%	27.73%
	2012	49	14.74	719	2.99%	1.45%	10.60%
Franklin Growth and Income VIP Fund (Pinnacle )
	2016	61	13.69	832	2.56%	1.35%	10.12%
	2015	57	12.43	710	3.28%	1.35%	(2.25)%
	2014	63	12.72	801	2.34%	1.35%	7.66%
	2013	70	11.81	824	2.65%	1.35%	27.86%
	2012	78	9.24	721	2.95%	1.35%	10.71%
Franklin Growth and Income VIP Fund (Pinnacle IV )
	2016	65	21.75	1,407	2.55%	1.45%	10.01%
	2015	82	19.78	1,612	3.43%	1.45%	(2.34)%
	2014	94	20.25	1,911	2.37%	1.45%	7.55%
	2013	126	18.83	2,381	2.50%	1.45%	27.73%
	2012	162	14.74	2,387	3.22%	1.45%	10.60%
Franklin Growth and Income VIP Fund (Pinnacle II Reduced M&E )
	2016	*-	13.86	*-	—%	1.10%	10.40%
	2015	*-	12.55	*-	0.34%	1.10%	(2.00)%
	2014	*-	12.81	1	2.31%	1.10%	7.94%
	2013	*-	11.87	1	2.62%	1.10%	28.18%
	2012	*-	9.26	1	5.59%	1.10%	4.57%
Franklin Growth and Income VIP Fund (Pinnacle Plus Reduced M&E )
	2016	22	17.95	393	2.59%	1.15%	10.34%
	2015	19	16.27	305	2.93%	1.15%	(2.05)%
	2014	11	16.61	188	2.81%	1.15%	7.88%
	2013	11	15.39	167	—%	1.15%	28.12%
Franklin Growth and Income VIP Fund (Pinnacle Plus )
	2016	4	20.21	73	2.76%	1.67%	9.76%
	2015	9	18.42	168	3.76%	1.67%	(2.56)%
	2014	20	18.90	385	2.47%	1.67%	7.31%
	2013	40	17.61	696	2.65%	1.67%	27.44%
	2012	47	13.82	644	3.03%	1.67%	10.35%
Franklin Growth and Income VIP Fund (Pinnacle V )
	2016	77	13.12	1,006	2.58%	1.55%	9.89%
	2015	82	11.94	981	3.33%	1.55%	(2.44)%
	2014	90	12.24	1,100	2.38%	1.55%	7.45%
	2013	106	11.39	1,213	2.34%	1.55%	27.60%
	2012	95	8.93	845	3.03%	1.55%	10.48%
Franklin Income VIP Fund (AdvantEdge )
	2016	20	14.10	283	4.90%	1.60%	12.20%
	2015	18	12.57	227	5.15%	1.60%	(8.54)%
	2014	27	13.75	370	4.62%	1.60%	2.94%
	2013	22	13.35	295	5.55%	1.60%	12.12%
	2012	18	11.91	214	6.48%	1.60%	10.84%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (AnnuiChoice II )
	2016	51	$15.40	$791	4.97%	1.15%	12.71%
	2015	56	13.66	760	4.61%	1.15%	(8.12)%
	2014	46	14.87	679	4.78%	1.15%	3.41%
	2013	37	14.38	530	6.20%	1.15%	12.63%
	2012	31	12.77	394	6.49%	1.15%	11.35%
Franklin Income VIP Fund (AnnuiChoice )
	2016	6	24.70	156	4.95%	1.00%	12.88%
	2015	6	21.88	139	4.72%	1.00%	(7.98)%
	2014	7	23.78	172	5.52%	1.00%	3.57%
	2013	9	22.96	211	6.86%	1.00%	12.80%
	2012	13	20.35	255	6.25%	1.00%	11.52%
Franklin Income VIP Fund (GrandMaster flex3 )
	2016	38	22.85	872	4.77%	1.55%	12.26%
	2015	50	20.35	1,017	4.69%	1.55%	(8.49)%
	2014	57	22.24	1,270	5.04%	1.55%	3.00%
	2013	71	21.60	1,534	6.23%	1.55%	12.18%
	2012	75	19.25	1,440	5.87%	1.55%	10.90%
Franklin Income VIP Fund (Grandmaster )
	2016	29	23.51	678	5.13%	1.35%	12.49%
	2015	32	20.90	677	4.70%	1.35%	(8.31)%
	2014	41	22.79	945	5.96%	1.35%	3.20%
	2013	43	22.08	953	6.56%	1.35%	12.40%
	2012	62	19.65	1,220	5.74%	1.35%	11.13%
Franklin Income VIP Fund (IQ Annuity )
	2016	42	23.17	968	4.93%	1.45%	12.37%
	2015	47	20.62	959	4.56%	1.45%	(8.40)%
	2014	51	22.51	1,144	5.04%	1.45%	3.10%
	2013	51	21.84	1,105	6.35%	1.45%	12.29%
	2012	56	19.45	1,095	5.99%	1.45%	11.01%
Franklin Income VIP Fund (Pinnacle IV )
	2016	76	23.17	1,767	4.91%	1.45%	12.37%
	2015	90	20.62	1,863	4.61%	1.45%	(8.40)%
	2014	108	22.51	2,439	5.16%	1.45%	3.10%
	2013	155	21.84	3,388	6.86%	1.45%	12.29%
	2012	194	19.45	3.773	6.58%	1.45%	11.01%
Franklin Income VIP Fund (Pinnacle Plus Reduced M&E )
	2016	26	13.97	363	5.33%	1.15%	12.71%
	2015	32	12.40	391	4.33%	1.15%	(8.12)%
	2014	22	13.49	297	4.99%	1.15%	3.41%
	2013	16	13.05	210	0.82%	1.15%	12.63%
	2012	1	11.58	14	—%	1.15%	11.35%
Franklin Income VIP Fund (Pinnacle Plus )
	2016	5	19.98	108	4.57%	1.67%	12.12%
	2015	12	17.82	209	4.69%	1.67%	(8.61)%
	2014	31	19.49	609	8.62%	1.67%	2.87%
	2013	50	18.95	941	7.38%	1.67%	12.04%
	2012	59	16.91	996	6.36%	1.67%	10.76%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income VIP Fund (Pinnacle V )
	2016	631	$13.01	$8,204	4.95%	1.55%	12.26%
	2015	652	11.59	7,560	4.67%	1.55%	(8.49)%
	2014	574	12.66	7,262	4.75%	1.55%	3.00%
	2013	383	12.29	4,713	6.51%	1.55%	12.18%
	2012	276	10.96	3,022	6.23%	1.55%	10.90%
Franklin Large Cap Growth VIP Fund (AdvantEdge )
	2016	9	14.68	139	—%	1.60%	(3.36)%
	2015	11	15.19	168	0.29%	1.60%	3.94%
	2014	14	14.61	203	1.08%	1.60%	10.66%
	2013	16	13.20	217	0.96%	1.60%	26.58%
	2012	15	10.43	158	1.04%	1.60%	10.57%
Franklin Large Cap Growth VIP Fund (AnnuiChoice II )
	2016	15	16.11	238	—%	1.15%	(2.92)%
	2015	15	16.60	255	0.26%	1.15%	4.41%
	2014	14	15.89	230	1.00%	1.15%	11.17%
	2013	12	14.30	177	1.01%	1.15%	27.16%
	2012	11	11.24	129	0.84%	1.15%	11.07%
Franklin Large Cap Growth VIP Fund (AnnuiChoice )
	2016	3	21.31	53	—%	1.00%	(2.77)%
	2015	2	21.91	47	0.30%	1.00%	4.57%
	2014	4	20.96	78	1.07%	1.00%	11.34%
	2013	4	18.82	69	0.68%	1.00%	27.35%
	2012	3	14.78	44	0.79%	1.00%	11.24%
Franklin Large Cap Growth VIP Fund (GrandMaster flex3 )
	2016	3	19.71	57	—%	1.55%	(3.31)%
	2015	2	20.39	45	0.29%	1.55%	3.99%
	2014	1	19.60	10	1.27%	1.55%	10.72%
	2013	1	17.71	13	1.08%	1.55%	26.64%
	2012	1	13.98	11	1.16%	1.55%	10.62%
Franklin Large Cap Growth VIP Fund (Grandmaster )
	2016	2	20.28	48	—%	1.35%	(3.12)%
	2015	2	20.93	41	0.28%	1.35%	4.20%
	2014	2	20.09	37	0.50%	1.35%	10.94%
	2013	38	18.10	695	0.13%	1.35%	26.90%
	2012	3	14.27	38	0.93%	1.35%	10.85%
Franklin Large Cap Growth VIP Fund (IQ Annuity )
	2016	10	19.99	190	—%	1.45%	(3.22)%
	2015	10	20.66	198	0.32%	1.45%	4.09%
	2014	15	19.84	301	1.10%	1.45%	10.83%
	2013	12	17.90	215	0.93%	1.45%	26.77%
	2012	10	14.12	146	0.87%	1.45%	10.74%
Franklin Large Cap Growth VIP Fund (Pinnacle )
	2016	6	20.28	128	—%	1.35%	(3.12)%
	2015	5	20.93	113	0.28%	1.35%	4.20%
	2014	6	20.09	126	0.82%	1.35%	10.94%
	2013	17	18.10	302	0.65%	1.35%	26.90%
	2012	10	14.27	139	1.15%	1.35%	10.85%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth VIP Fund (Pinnacle IV )
	2016	24	$19.99	$476	—%	1.45%	(3.22)%
	2015	29	20.66	592	0.28%	1.45%	4.09%
	2014	30	19.84	601	1.04%	1.45%	10.83%
	2013	49	17.90	873	0.84%	1.45%	26.77%
	2012	51	14.12	726	0.93%	1.45%	10.74%
Franklin Large Cap Growth VIP Fund (Pinnacle Plus Reduced M&E )
	2016	6	16.34	91	—%	1.15%	(2.92)%
	2015	5	16.84	83	0.27%	1.15%	4.41%
	2014	5	16.13	75	1.13%	1.15%	11.17%
	2013	*-	14.51	5	—%	1.15%	27.16%
Franklin Large Cap Growth VIP Fund (Pinnacle Plus )
	2016	5	17.69	87	—%	1.67%	(3.43)%
	2015	7	18.32	127	0.27%	1.67%	3.86%
	2014	8	17.64	142	1.03%	1.67%	10.58%
	2013	25	15.95	399	0.85%	1.67%	26.49%
	2012	18	12.61	227	0.88%	1.67%	10.49%
Franklin Large Cap Growth VIP Fund (Pinnacle V )
	2016	52	13.10	682	—%	1.55%	(3.31)%
	2015	75	13.55	1,021	0.26%	1.55%	3.99%
	2014	77	13.03	998	1.07%	1.55%	10.72%
	2013	88	11.77	1,032	0.96%	1.55%	26.64%
	2012	84	9.29	778	0.87%	1.55%	10.62%
Franklin Mutual Shares VIP Fund (AdvantEdge )
	2016	97	14.02	1,366	1.91%	1.60%	14.20%
	2015	118	12.28	1,447	3.01%	1.60%	(6.46)%
	2014	131	13.12	1,725	1.89%	1.60%	5.41%
	2013	144	12.45	1,788	2.11%	1.60%	26.21%
	2012	138	9.86	1,359	2.07%	1.60%	12.41%
Franklin Mutual Shares VIP Fund (AnnuiChoice II )
	2016	65	15.04	974	2.02%	1.15%	14.72%
	2015	59	13.11	773	3.14%	1.15%	(6.03)%
	2014	47	13.95	658	2.19%	1.15%	5.89%
	2013	26	13.17	338	2.01%	1.15%	26.79%
	2012	18	10.39	185	2.14%	1.15%	12.92%
Franklin Mutual Shares VIP Fund (AnnuiChoice )
	2016	9	24.67	232	2.03%	1.00%	14.90%
	2015	9	21.47	203	3.17%	1.00%	(5.89)%
	2014	11	22.81	243	1.97%	1.00%	6.05%
	2013	11	21.51	246	1.62%	1.00%	26.98%
	2012	20	16.94	338	2.20%	1.00%	13.10%
Franklin Mutual Shares VIP Fund (GrandMaster flex3 )
	2016	23	22.82	526	1.90%	1.55%	14.26%
	2015	32	19.97	630	3.05%	1.55%	(6.41)%
	2014	35	21.34	737	1.99%	1.55%	5.46%
	2013	43	20.23	880	2.10%	1.55%	26.28%
	2012	51	16.02	812	1.82%	1.55%	12.47%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares VIP Fund (IQ Advisor Standard )
	2016	1	$21.10	$13	2.02%	0.60%	15.36%
	2015	1	18.29	11	3.11%	0.60%	(5.51)%
	2014	1	19.36	12	2.03%	0.60%	6.48%
	2013	1	18.18	11	1.74%	0.60%	27.49%
	2012	1	14.26	13	2.09%	0.60%	13.56%
Franklin Mutual Shares VIP Fund (IQ Annuity )
	2016	12	23.15	269	2.05%	1.45%	14.38%
	2015	14	20.24	281	3.12%	1.45%	(6.31)%
	2014	14	21.60	300	2.05%	1.45%	5.57%
	2013	14	20.46	296	1.97%	1.45%	26.40%
	2012	19	16.19	308	2.09%	1.45%	12.58%
Franklin Mutual Shares VIP Fund (Pinnacle )
	2016	22	23.48	507	1.97%	1.35%	14.49%
	2015	24	20.50	489	3.03%	1.35%	(6.22)%
	2014	26	21.86	566	1.94%	1.35%	5.68%
	2013	29	20.69	591	1.63%	1.35%	26.53%
	2012	48	16.35	792	1.99%	1.35%	12.70%
Franklin Mutual Shares VIP Fund (Pinnacle IV )
	2016	41	23.15	956	1.97%	1.45%	14.38%
	2015	50	20.24	1,011	3.08%	1.45%	(6.31)%
	2014	55	21.60	1,179	1.92%	1.45%	5.57%
	2013	92	20.46	1,891	2.19%	1.45%	26.40%
	2012	111	16.19	1,791	2.02%	1.45%	12.58%
Franklin Mutual Shares VIP Fund (Pinnacle Plus Reduced M&E )
	2016	16	16.56	268	2.15%	1.15%	14.72%
	2015	15	14.43	222	3.44%	1.15%	(6.03)%
	2014	6	15.36	86	2.32%	1.15%	5.89%
	2013	5	14.51	70	—%	1.15%	26.79%
Franklin Mutual Shares VIP Fund (Pinnacle Plus )
	2016	3	20.64	59	1.30%	1.67%	14.12%
	2015	9	18.09	155	2.88%	1.67%	(6.52)%
	2014	22	19.35	417	2.52%	1.67%	5.33%
	2013	101	18.37	1,859	3.35%	1.67%	26.12%
	2012	46	14.56	676	2.02%	1.67%	12.33%
Franklin Mutual Shares VIP Fund (Pinnacle V )
	2016	373	12.36	4,615	2.05%	1.55%	14.26%
	2015	378	10.82	4,093	3.22%	1.55%	(6.41)%
	2014	347	11.56	4,015	2.08%	1.55%	5.46%
	2013	310	10.96	3,401	2.06%	1.55%	26.28%
	2012	307	8.68	2,667	2.10%	1.55%	12.47%
Franklin Mutual Shares VIP Fund(Grandmaster )
	2016	14	23.48	322	1.98%	1.35%	14.49%
	2015	15	20.50	312	3.15%	1.35%	(6.22)%
	2014	21	21.86	464	2.02%	1.35%	5.68%
	2013	23	20.69	468	1.25%	1.35%	26.53%
	2012	71	16.35	1,157	2.35%	1.35%	12.70%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (AdvantEdge )
	2016	9	$18.86	$165	0.71%	1.60%	28.11%
	2015	6	14.72	82	0.63%	1.60%	(8.87)%
	2014	5	16.16	77	0.62%	1.60%	(1.04)%
	2013	6	16.33	105	2.97%	1.60%	34.06%
	2012	7	12.18	90	0.75%	1.60%	16.49%
Franklin Small Cap Value VIP Fund (Annuichoice II )
	2016	5	16.74	79	0.82%	1.15%	28.69%
	2015	4	13.00	53	0.65%	1.15%	(8.45)%
	2014	3	14.21	39	0.62%	1.15%	(0.58)%
	2013	3	14.29	49	2.62%	1.15%	34.67%
	2012	3	10.61	33	0.74%	1.15%	17.02%
Franklin Small Cap Value VIP Fund (Grandmaster )
	2016	9	16.41	145	0.77%	1.35%	28.43%
	2015	8	12.78	99	0.74%	1.35%	(8.64)%
	2014	11	13.99	157	0.64%	1.35%	(0.79)%
	2013	16	14.10	220	5.08%	1.35%	34.40%
	2012	65	10.49	686	0.75%	1.35%	16.78%
Franklin Small Cap Value VIP Fund (Grandmaster flex3 )
	2016	1	16.09	19	0.85%	1.55%	28.17%
	2015	2	12.55	22	0.66%	1.55%	(8.82)%
	2014	2	13.77	22	0.55%	1.55%	(0.99)%
	2013	3	13.91	47	3.56%	1.55%	34.13%
	2012	7	10.37	72	0.75%	1.55%	16.55%
Franklin Small Cap Value VIP Fund (IQ Annuity )
	2016	5	16.25	83	0.82%	1.45%	28.30%
	2015	6	12.67	76	0.83%	1.45%	(8.73)%
	2014	14	13.88	196	0.60%	1.45%	(0.89)%
	2013	11	14.00	151	2.14%	1.45%	34.27%
	2012	12	10.43	125	0.77%	1.45%	16.66%
Franklin Small Cap Value VIP Fund (Pinnacle Plus Reduced M&E )
	2016	*-	19.82	10	0.93%	1.15%	28.69%
	2015	1	15.40	10	0.72%	1.15%	(8.45)%
	2014	*-	16.82	8	0.93%	1.15%	(0.58)%
Franklin Small Cap Value VIP Fund (Pinnacle Plus )
	2016	4	15.90	62	0.81%	1.67%	28.02%
	2015	4	12.42	48	0.54%	1.67%	(8.93)%
	2014	5	13.64	69	0.61%	1.67%	(1.11)%
	2013	18	13.79	254	3.79%	1.67%	33.97%
	2012	24	10.30	247	0.85%	1.67%	16.40%
Franklin Small Cap Value VIP Fund (Pinnacle )
	2016	7	16.41	120	0.90%	1.35%	28.43%
	2015	10	12.78	131	0.64%	1.35%	(8.64)%
	2014	12	13.99	172	0.61%	1.35%	(0.79)%
	2013	12	14.10	172	3.44%	1.35%	34.40%
	2012	31	10.49	330	0.85%	1.35%	16.78%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value VIP Fund (Pinnacle IV )
	2016	9	$16.25	$143	0.79%	1.45%	28.30%
	2015	10	12.67	121	0.65%	1.45%	(8.73)%
	2014	10	13.88	141	0.52%	1.45%	(0.89)%
	2013	39	14.00	548	3.28%	1.45%	34.27%
	2012	76	10.43	788	0.83%	1.45%	16.66%
Franklin Small Cap Value VIP Fund (Pinnacle V )
	2016	28	16.05	455	0.80%	1.55%	28.17%
	2015	23	12.52	283	0.63%	1.55%	(8.82)%
	2014	27	13.74	375	0.58%	1.55%	(0.99)%
	2013	27	13.87	379	2.94%	1.55%	34.13%
	2012	33	10.34	339	0.80%	1.55%	16.55%
Invesco VI American Franchise (AdvantEdge )
	2016	1	16.70	14	—%	1.60%	0.39%
	2015	1	16.64	13	—%	1.60%	3.08%
	2014	1	16.14	13	—%	1.60%	6.44%
	2013	1	15.17	13	0.24%	1.60%	37.56%
	2012	1	11.02	12	—%	1.60%	11.58%
Invesco VI American Franchise (AnnuiChoice II )
	2016	1	19.37	15	—%	1.15%	0.84%
	2015	2	19.20	35	—%	1.15%	3.55%
	2014	1	18.55	17	—%	1.15%	6.93%
	2013	1	17.34	11	0.24%	1.15%	38.19%
	2012	1	12.55	9	—%	1.15%	12.09%
Invesco VI American Franchise (GrandMaster flex3 )
	2016	1	23.20	13	—%	1.55%	0.44%
	2015	1	23.10	13	—%	1.55%	3.13%
	2014	1	22.40	13	—%	1.55%	6.49%
Invesco VI American Franchise (Grandmaster )
	2016	*-	23.87	6	—%	1.35%	0.64%
	2015	*-	23.72	6	—%	1.35%	3.34%
	2014	*-	22.95	5	—%	1.35%	6.71%
	2013	1	21.51	22	0.24%	1.35%	37.91%
	2012	1	15.60	16	—%	1.35%	11.86%
Invesco VI American Franchise (Pinnacle Plus Reduced M&E )
	2016	1	17.06	9	—%	1.15%	0.84%
	2014	*-	16.34	2	—%	1.15%	6.93%
Invesco VI American Franchise (Pinnacle Plus )
	2016	1	20.23	19	—%	1.67%	0.31%
	2015	2	20.17	31	—%	1.67%	3.00%
	2014	5	19.58	106	—%	1.67%	6.36%
	2013	3	18.41	48	0.23%	1.67%	37.46%
	2012	3	13.39	42	—%	1.67%	11.50%
Invesco VI American Franchise (Pinnacle )
	2016	*-	23.87	4	—%	1.35%	0.64%
	2015	1	23.72	17	—%	1.35%	3.34%
	2014	1	22.95	21	—%	1.35%	6.71%
	2013	1	21.51	21	4.16%	1.35%	37.91%
	2012	1	15.60	16	—%	1.35%	11.86%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Franchise (Pinnacle IV )
	2016	5	$23.53	$123	—%	1.45%	0.54%
	2015	6	23.41	142	—%	1.45%	3.23%
	2014	7	22.68	152	—%	1.45%	6.60%
	2013	8	21.27	166	0.23%	1.45%	37.77%
	2012	9	15.44	145	—%	1.45%	11.75%
Invesco VI American Franchise (Pinnacle V )
	2016	5	16.11	82	—%	1.55%	0.44%
	2015	4	16.04	63	—%	1.55%	3.13%
	2014	8	15.56	124	—%	1.55%	6.49%
	2013	8	14.61	121	0.24%	1.55%	37.63%
	2012	9	10.61	91	—%	1.55%	11.63%
Invesco VI American Value (AdvantEdge )
	2016	9	16.45	148	0.12%	1.60%	13.38%
	2015	20	14.51	297	0.01%	1.60%	(10.81)%
	2014	25	16.27	399	0.18%	1.60%	7.73%
	2013	37	15.10	565	0.60%	1.60%	31.79%
	2012	34	11.46	384	0.66%	1.60%	15.19%
Invesco VI American Value (AnnuiChoice II )
	2016	33	17.11	573	0.12%	1.15%	13.89%
	2015	25	15.03	378	0.01%	1.15%	(10.40)%
	2014	13	16.77	210	0.25%	1.15%	8.22%
	2013	6	15.50	87	0.57%	1.15%	32.39%
	2012	6	11.70	69	0.72%	1.15%	15.72%
Invesco VI American Value (AnnuiChoice )
	2016	*-	17.34	3	0.12%	1.00%	14.07%
	2015	*-	15.20	2	—%	1.00%	(10.26)%
	2014	*-	16.94	3	0.05%	1.00%	8.38%
	2013	1	15.63	18	1.01%	1.00%	32.59%
Invesco VI American Value (Grandmaster flex3 )
	2016	2	16.52	34	0.12%	1.55%	13.43%
	2015	2	14.57	30	—%	1.55%	(10.76)%
	2013	1	15.14	9	0.33%	1.55%	31.86%
	2012	2	11.48	19	1.23%	1.55%	15.25%
Invesco VI American Value (IQ Annuity )
	2016	2	16.67	33	0.19%	1.45%	13.55%
	2015	1	14.68	13	—%	1.45%	(10.67)%
	2014	7	16.43	112	0.13%	1.45%	7.89%
	2013	2	15.23	35	0.66%	1.45%	31.99%
	2012	2	11.54	18	0.78%	1.45%	15.37%
Invesco VI American Value (Pinnacle Plus Reduced M&E )
	2016	1	18.20	16	0.13%	1.15%	13.89%
	2015	1	15.98	22	0.01%	1.15%	(10.40)%
	2014	2	17.84	33	0.31%	1.15%	8.22%
	2013	*-	16.48	7	0.51%	1.15%	32.39%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI American Value (Pinnacle Plus )
	2016	8	$16.35	$138	0.12%	1.67%	13.30%
	2015	9	14.43	125	—%	1.67%	(10.87)%
	2014	16	16.19	253	0.10%	1.67%	7.65%
	2013	119	15.04	1,791	0.59%	1.67%	31.70%
	2012	120	11.42	1,371	1.48%	1.67%	15.11%
Invesco VI American Value II (Pinnacle V )
	2016	54	16.52	889	0.13%	1.55%	13.43%
	2015	42	14.57	613	0.01%	1.55%	(10.76)%
	2014	27	16.32	444	0.22%	1.55%	7.78%
	2013	25	15.14	379	0.59%	1.55%	31.86%
	2012	21	11.48	243	0.63%	1.55%	15.25%
Invesco VI American Value II (Pinnacle )
	2016	2	16.82	26	0.16%	1.35%	13.66%
	2015	2	14.79	25	0.01%	1.35%	(10.58)%
	2014	1	16.54	21	0.23%	1.35%	8.00%
	2013	5	15.32	75	0.51%	1.35%	32.13%
	2012	*-	11.59	3	0.39%	1.35%	15.49%
Invesco VI American Value II (Pinnacle IV )
	2016	1	16.67	23	0.10%	1.45%	13.55%
	2015	3	14.68	37	0.01%	1.45%	(10.67)%
	2014	4	16.43	68	0.25%	1.45%	7.89%
	2013	9	15.23	140	0.83%	1.45%	31.99%
	2012	1	11.54	8	0.52%	1.45%	15.37%
Invesco VI Comstock (AdvantEdge )
	2016	11	16.39	176	1.23%	1.60%	15.12%
	2015	14	14.24	203	1.71%	1.60%	(7.69)%
	2014	15	15.43	228	1.10%	1.60%	7.36%
	2013	14	14.37	203	1.78%	1.60%	33.49%
	2012	7	10.77	74	2.01%	1.60%	17.01%
Invesco VI Comstock (AnnuiChoice II )
	2016	32	16.97	548	1.38%	1.15%	15.64%
	2015	31	14.67	457	1.83%	1.15%	(7.27)%
	2014	19	15.82	303	1.34%	1.15%	7.85%
	2013	7	14.67	102	1.27%	1.15%	34.09%
	2012	2	10.94	22	1.53%	1.15%	17.55%
Invesco VI Comstock (AnnuiChoice )
	2016	2	27.19	57	1.33%	1.00%	15.82%
	2015	2	23.48	50	1.68%	1.00%	(7.13)%
	2014	2	25.28	55	1.14%	1.00%	8.01%
	2013	1	23.41	31	1.48%	1.00%	34.30%
	2012	1	17.43	23	1.54%	1.00%	17.73%
Invesco VI Comstock (GrandMaster flex3 )
	2016	5	25.16	114	1.40%	1.55%	15.18%
	2015	5	21.84	117	1.68%	1.55%	(7.65)%
	2014	5	23.65	129	1.12%	1.55%	7.41%
	2013	5	22.02	109	1.62%	1.55%	33.55%
	2012	6	16.49	97	1.61%	1.55%	17.07%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI Comstock (Grandmaster )
	2016	2	$25.88	$50	1.33%	1.35%	15.41%
	2015	2	22.43	44	0.70%	1.35%	(7.46)%
	2014	8	24.23	192	1.13%	1.35%	7.63%
	2013	9	22.52	206	2.06%	1.35%	33.82%
	2012	3	16.82	54	1.32%	1.35%	17.31%
Invesco VI Comstock (IQ Annuity )
	2016	1	25.52	28	1.34%	1.45%	15.29%
	2015	1	22.13	24	1.69%	1.45%	(7.55)%
	2014	1	23.94	26	1.11%	1.45%	7.52%
	2013	1	22.27	24	1.48%	1.45%	33.69%
	2012	1	16.66	18	1.48%	1.45%	17.19%
Invesco VI Comstock (Pinnacle Plus Reduced M&E )
	2016	4	18.76	76	1.20%	1.15%	15.64%
	2015	4	16.22	73	1.65%	1.15%	(7.27)%
	2014	4	17.50	76	1.38%	1.15%	7.85%
	2013	6	16.22	95	0.25%	1.15%	34.09%
	2012	1	12.10	7	—%	1.15%	17.55%
Invesco VI Comstock (Pinnacle Plus )
	2016	2	22.66	38	1.27%	1.67%	15.04%
	2015	2	19.70	44	1.69%	1.67%	(7.76)%
	2014	3	21.35	68	0.22%	1.67%	7.28%
	2013	75	19.90	1,487	2.61%	1.67%	33.39%
	2012	9	14.92	134	1.31%	1.67%	16.93%
Invesco VI Comstock (Pinnacle )
	2016	3	25.88	82	1.35%	1.35%	15.41%
	2015	4	22.43	80	1.68%	1.35%	(7.46)%
	2014	4	24.23	89	1.10%	1.35%	7.63%
	2013	22	22.52	489	0.70%	1.35%	33.82%
	2012	7	16.82	121	1.55%	1.35%	17.31%
Invesco VI Comstock (Pinnacle IV )
	2016	10	25.52	262	1.11%	1.45%	15.29%
	2015	11	22.13	240	1.66%	1.45%	(7.55)%
	2014	13	23.94	312	1.13%	1.45%	7.52%
	2013	19	22.27	414	1.37%	1.45%	33.69%
	2012	25	16.66	410	1.51%	1.45%	17.19%
Invesco VI Comstock (Pinnacle V )
	2016	118	14.00	1,656	1.38%	1.55%	15.18%
	2015	110	12.15	1,337	1.90%	1.55%	(7.65)%
	2014	76	13.16	1,003	1.21%	1.55%	7.41%
	2013	52	12.25	641	1.58%	1.55%	33.55%
	2012	22	9.17	200	1.54%	1.55%	17.07%
Invesco VI International Growth Class II (Advantedge )
	2016	13	10.27	131	1.05%	1.60%	(2.28)%
	2015	9	10.51	93	1.28%	1.60%	(4.17)%
	2014	9	10.97	102	1.39%	1.60%	(1.51)%
	2013	9	11.14	101	0.87%	1.60%	16.82%
	2012	1	9.53	10	1.60%	1.60%	13.40%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco VI International Growth Class II (IQ Advisor Enhanced )
	2016	27	$10.54	$284	1.16%	0.80%	(1.84)%
	2015	18	10.74	195	1.37%	0.80%	(3.73)%
	2014	15	11.15	164	1.98%	0.80%	(1.06)%
	2013	3	11.27	34	0.54%	0.80%	17.35%
Invesco VI International Growth Class II (Pinnacle Plus )
	2016	10	10.42	105	1.18%	1.67%	(2.04)%
	2015	10	10.64	104	1.46%	1.67%	(3.93)%
	2014	7	11.07	81	2.10%	1.67%	(1.26)%
	2013	3	11.21	38	1.01%	1.67%	17.12%
	2012	4	9.57	38	1.22%	1.67%	13.69%
Invesco VI International Growth Class II (Pinnacle )
	2016	5	10.36	56	1.14%	1.35%	(2.14)%
	2015	6	10.59	65	1.21%	1.35%	(4.03)%
	2014	7	11.03	80	1.38%	1.35%	(1.36)%
	2013	9	11.18	95	0.85%	1.35%	17.00%
	2012	7	9.56	66	3.42%	1.35%	13.58%
Invesco VI International Growth Class II (Pinnacle V )
	2016	69	10.30	710	1.22%	1.55%	(2.23)%
	2015	60	10.54	637	1.48%	1.55%	(4.12)%
	2014	43	10.99	472	1.62%	1.55%	(1.46)%
	2013	23	11.15	256	1.30%	1.55%	16.88%
	2012	17	9.54	161	1.52%	1.55%	13.46%
Invesco VI International Growth II (Grandmaster )
	2016	3	10.42	28	1.18%	1.35%	(2.04)%
	2015	3	10.64	29	1.39%	1.35%	(3.93)%
Invesco VI Mid Cap Growth (Pinnacle V )
	2016	3	10.32	34	—%	1.55%	3.20%
Templeton Foreign VIP Fund (IQ Annuity )
	2016	14	19.67	282	1.95%	1.45%	5.62%
	2015	15	18.62	282	3.27%	1.45%	(7.85)%
	2014	15	20.20	310	1.86%	1.45%	(12.42)%
	2013	15	23.07	335	2.36%	1.45%	21.19%
	2012	16	19.04	307	3.11%	1.45%	16.51%
Templeton Foreign VIP (Pinnacle )
	2016	9	19.95	178	1.92%	1.35%	5.73%
	2015	10	18.87	182	3.24%	1.35%	(7.75)%
	2014	12	20.45	249	2.46%	1.35%	(12.33)%
	2013	15	23.33	357	2.28%	1.35%	21.31%
	2012	19	19.23	367	2.68%	1.35%	16.63%
Templeton Foreign VIP (Pinnacle IV )
	2016	31	19.67	602	1.92%	1.45%	5.62%
	2015	38	18.62	701	3.28%	1.45%	(7.85)%
	2014	46	20.21	928	2.45%	1.45%	(12.42)%
	2013	59	23.07	1,358	2.40%	1.45%	21.19%
	2012	68	19.04	1,297	3.02%	1.45%	16.51%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign VIP (Pinnacle V )**
	2016	171	$9.34	$1,594	1.98%	1.55%	5.52%
	2015	181	8.85	1,600	3.22%	1.55%	(7.94)%
	2014	158	9.61	1,515	2.03%	1.55%	(12.51)%
	2013	137	10.99	1,508	2.19%	1.55%	21.07%
	2012	136	9.08	1,233	3.17%	1.55%	16.39%
Templeton Foreign VIP Fund (AnnuiChoice II )**
	2016	35	11.56	410	1.94%	1.15%	5.94%
	2015	30	10.91	326	3.14%	1.15%	(7.57)%
	2014	23	11.80	275	1.88%	1.15%	(12.15)%
	2013	17	13.43	222	2.15%	1.15%	21.56%
	2012	14	11.05	156	3.31%	1.15%	16.87%
Templeton Foreign VIP Fund (AnnuiChoice )
	2016	3	20.96	58	1.95%	1.00%	6.10%
	2015	3	19.75	56	3.27%	1.00%	(7.43)%
	2014	3	21.34	65	1.82%	1.00%	(12.02)%
	2013	3	24.25	84	2.31%	1.00%	21.74%
	2012	3	19.92	69	3.25%	1.00%	17.05%
Templeton Foreign VIP Fund (AdvantEdge )
	2016	42	9.81	408	1.94%	1.60%	5.46%
	2015	44	9.30	411	3.17%	1.60%	(7.99)%
	2014	47	10.11	478	1.85%	1.60%	(12.55)%
	2013	41	11.56	474	2.41%	1.60%	21.01%
	2012	39	9.55	375	3.05%	1.60%	16.33%
Templeton Foreign VIP Fund (GrandMaster flex3 )
	2016	9	19.39	179	1.74%	1.55%	5.52%
	2015	16	18.38	303	3.24%	1.55%	(7.94)%
	2014	17	19.96	342	1.87%	1.55%	(12.51)%
	2013	18	22.81	415	1.79%	1.55%	21.07%
	2012	14	18.84	269	2.80%	1.55%	16.39%
Templeton Foreign VIP Fund (Grandmaster )
	2016	3	19.95	69	2.16%	1.35%	5.73%
	2015	5	18.87	94	3.23%	1.35%	(7.75)%
	2014	6	20.45	119	4.11%	1.35%	(12.33)%
	2013	6	23.33	142	2.31%	1.35%	21.31%
	2012	6	19.23	116	1.94%	1.35%	16.63%
Templeton Foreign VIP Fund (Pinnacle Plus Reduced M&E )
	2016	15	11.05	166	1.96%	1.15%	5.94%
	2015	15	10.43	156	3.15%	1.15%	(7.57)%
	2014	7	11.29	78	2.47%	1.15%	(12.15)%
	2013	6	12.85	82	—%	1.15%	21.56%
Templeton Foreign VIP Fund (Pinnacle Plus )
	2016	5	17.73	95	1.83%	1.67%	5.39%
	2015	9	16.82	159	2.89%	1.67%	(8.05)%
	2014	23	18.29	422	2.22%	1.67%	(12.62)%
	2013	36	20.93	764	2.23%	1.67%	20.92%
	2012	36	17.31	617	9.36%	1.67%	16.25%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.
**The total return ratio presented in the 2015 financial statements was misstated related to the total return ratio for 2014. Management has restated the 2014 total return ratio as shown in the table above. This misstatement had no impact on the subaccount's statement of net assets, operations or changes in net assets. It also had no impact on the subaccount's unit value. For more information see "Error Correction" section of Note 1 to the financial statements.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Global Bond VIP Fund (Pinnacle )
	2016	8	$9.38	$72	—%	1.35%	1.55%
	2015	8	9.24	71	7.18%	1.35%	(5.60)%
	2014	7	9.79	64	1.86%	1.35%	0.46%
Templeton Global Bond VIP Fund (Grandmaster )
	2016	5	9.38	47	—%	1.35%	1.55%
	2015	4	9.24	40	3.81%	1.35%	(5.60)%
	2014	1	9.79	6	4.71%	1.35%	0.46%
	2013	1	9.74	7	9.77%	1.35%	(2.60)%
Templeton Global Bond VIP Fund (GrandMaster flex3 )
	2016	4	9.31	41	—%	1.45%	1.34%
	2015	16	9.19	143	6.07%	1.45%	(5.79)%
	2014	5	9.75	47	4.96%	1.45%	0.26%
	2013	5	9.73	52	—%	1.45%	(2.73)%
Templeton Global Bond VIP Fund (Pinnacle V )
	2016	4	9.35	41	—%	1.55%	1.45%
	2015	5	9.21	47	8.57%	1.55%	(5.69)%
	2014	5	9.77	52	3.05%	1.55%	0.36%
Templeton Global Bond VIP Fund (Pinnacle IV )
	2016	18	9.31	170	—%	1.45%	1.34%
	2015	19	9.19	177	8.35%	1.45%	(5.79)%
	2014	18	9.75	178	3.32%	1.45%	0.26%
	2013	1	9.73	8	—%	1.45%	(2.73)%
Templeton Global Bond VIP Fund (AnnuiChoice II )
	2016	33	9.45	311	—%	1.15%	1.76%
	2015	32	9.29	296	7.72%	1.15%	(5.40)%
	2014	30	9.82	292	6.89%	1.15%	0.66%
	2013	1	9.75	8	—%	1.15%	(2.46)%
Templeton Growth VIP Fund (AdvantEdge )
	2016	7	11.47	84	2.05%	1.60%	7.87%
	2015	8	10.63	83	2.58%	1.60%	(7.98)%
	2014	8	11.56	94	1.34%	1.60%	(4.37)%
	2013	8	12.08	101	2.55%	1.60%	28.73%
	2012	9	9.39	81	1.98%	1.60%	19.12%
Templeton Growth VIP Fund (AnnuiChoice II )
	2016	6	11.98	72	2.07%	1.15%	8.36%
	2015	11	11.05	122	2.79%	1.15%	(7.56)%
	2014	8	11.96	97	1.44%	1.15%	(3.93)%
	2013	7	12.44	91	2.89%	1.15%	29.32%
	2012	7	9.62	67	2.20%	1.15%	19.67%
Templeton Growth VIP Fund (AnnuiChoice )
	2016	1	20.68	27	2.04%	1.00%	8.52%
	2015	1	19.06	25	2.59%	1.00%	(7.42)%
	2014	1	20.59	27	1.43%	1.00%	(3.79)%
	2013	*-	21.40	7	2.63%	1.00%	29.51%
	2012	*-	16.52	5	2.03%	1.00%	19.85%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (GrandMaster flex3 )
	2016	8	$19.13	$160	1.90%	1.55%	7.92%
	2015	17	17.73	310	2.68%	1.55%	(7.94)%
	2014	20	19.26	391	1.40%	1.55%	(4.32)%
	2013	27	20.13	534	2.64%	1.55%	28.80%
	2012	29	15.63	453	1.79%	1.55%	19.18%
Templeton Growth VIP Fund (Grandmaster )
	2016	4	19.69	75	2.06%	1.35%	8.14%
	2015	4	18.20	77	2.55%	1.35%	(7.75)%
	2014	5	19.73	100	1.53%	1.35%	(4.13)%
	2013	5	20.58	113	2.73%	1.35%	29.06%
	2012	6	15.95	93	1.13%	1.35%	19.43%
Templeton Growth VIP Fund (IQ Advisor Standard )
	2016	1	16.98	11	2.04%	0.60%	8.96%
	2015	1	15.59	10	2.59%	0.60%	(7.05)%
	2014	1	16.77	11	1.35%	0.60%	(3.40)%
	2013	1	17.36	11	2.14%	0.60%	30.04%
	2012	*-	13.35	6	2.02%	0.60%	20.34%
Templeton Growth VIP Fund (IQ Annuity )
	2016	10	19.41	193	2.07%	1.45%	8.03%
	2015	11	17.96	197	2.59%	1.45%	(7.84)%
	2014	12	19.49	242	1.35%	1.45%	(4.22)%
	2013	16	20.35	332	4.03%	1.45%	28.93%
	2012	47	15.79	745	1.93%	1.45%	19.30%
Templeton Growth VIP Fund (Pinnacle )
	2016	6	19.69	121	2.14%	1.35%	8.14%
	2015	7	18.20	129	2.60%	1.35%	(7.75)%
	2014	7	19.73	147	1.34%	1.35%	(4.13)%
	2013	8	20.58	160	1.51%	1.35%	29.06%
	2012	22	15.95	348	1.99%	1.35%	19.43%
Templeton Growth VIP Fund (Pinnacle IV )
	2016	30	19.41	574	2.09%	1.45%	8.03%
	2015	35	17.97	632	2.62%	1.45%	(7.84)%
	2014	41	19.49	791	1.34%	1.45%	(4.22)%
	2013	48	20.35	976	2.60%	1.45%	28.93%
	2012	54	15.79	856	2.12%	1.45%	19.30%
Templeton Growth VIP Fund (Pinnacle II Reduced M&E )
	2016	1	19.93	11	2.03%	1.10%	8.41%
	2015	1	18.38	10	2.59%	1.10%	(7.51)%
	2014	1	19.88	11	1.35%	1.10%	(3.88)%
	2013	1	20.68	12	2.67%	1.10%	29.38%
	2012	1	15.98	9	3.71%	1.10%	9.21%
Templeton Growth VIP Fund (Pinnacle Plus Reduced M&E )
	2016	7	14.09	104	1.92%	1.15%	8.36%
	2015	6	13.00	83	2.09%	1.15%	(7.56)%
	2014	4	14.07	51	1.00%	1.15%	(3.93)%
	2013	1	14.64	8	—%	1.15%	29.32%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth VIP Fund (Pinnacle Plus )
	2016	1	$17.40	$22	2.04%	1.67%	7.79%
	2015	5	16.15	82	2.72%	1.67%	(8.05)%
	2014	13	17.56	236	1.81%	1.67%	(4.44)%
	2013	86	18.37	1,589	4.78%	1.67%	28.64%
	2012	15	14.28	218	1.71%	1.67%	19.04%
Templeton Growth VIP Fund (Pinnacle V )
	2016	53	9.87	523	2.02%	1.55%	7.92%
	2015	58	9.15	533	2.55%	1.55%	(7.94)%
	2014	82	9.93	812	1.37%	1.55%	(4.32)%
	2013	80	10.38	835	2.68%	1.55%	28.80%
	2012	99	8.06	799	2.17%	1.55%	19.18%
Morgan Stanley UIF Emerging Markets Debt (AdvantEdge )
	2016	14	13.62	185	5.50%	1.60%	8.81%
	2015	14	12.52	181	5.45%	1.60%	(2.76)%
	2014	13	12.87	166	5.43%	1.60%	1.25%
	2013	13	12.71	166	5.14%	1.60%	(10.22)%
	2012	12	14.16	176	2.95%	1.60%	15.98%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice II )
	2016	5	14.41	71	5.48%	1.15%	9.31%
	2015	5	13.18	72	6.22%	1.15%	(2.31)%
	2014	5	13.49	73	5.84%	1.15%	1.71%
	2013	6	13.27	74	4.95%	1.15%	(9.80)%
	2012	6	14.71	91	2.87%	1.15%	16.51%
Morgan Stanley UIF Emerging Markets Debt (AnnuiChoice )
	2016	7	14.62	102	5.52%	1.00%	9.48%
	2015	7	13.36	93	5.27%	1.00%	(2.16)%
	2014	7	13.65	95	5.44%	1.00%	1.86%
	2013	7	13.40	94	5.13%	1.00%	(9.67)%
	2012	7	14.84	104	3.66%	1.00%	16.69%
Morgan Stanley UIF Emerging Markets Debt (GrandMaster flex3 )
	2016	9	13.85	130	5.54%	1.55%	8.87%
	2015	10	12.73	123	5.27%	1.55%	(2.71)%
	2014	10	13.08	127	5.44%	1.55%	1.30%
	2013	10	12.91	126	4.41%	1.55%	(10.17)%
	2012	13	14.37	181	2.29%	1.55%	16.04%
Morgan Stanley UIF Emerging Markets Debt (Grandmaster )
	2016	*-	23.79	1	5.50%	1.35%	9.09%
	2015	*-	21.81	1	5.29%	1.35%	(2.51)%
	2014	*-	22.37	1	6.90%	1.35%	1.50%
	2013	1	22.04	14	5.07%	1.35%	(9.99)%
	2012	1	24.48	19	2.22%	1.35%	16.28%
Morgan Stanley UIF Emerging Markets Debt (IQ Annuity )
	2016	6	23.45	147	5.44%	1.45%	8.98%
	2015	7	21.52	147	5.21%	1.45%	(2.61)%
	2014	7	22.10	155	5.47%	1.45%	1.40%
	2013	7	21.79	157	5.34%	1.45%	(10.08)%
	2012	8	24.24	193	2.33%	1.45%	16.16%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Debt (Pinnacle IV )
	2016	3	$13.99	$45	5.48%	1.45%	8.98%
	2015	4	12.84	47	5.20%	1.45%	(2.61)%
	2014	4	13.18	58	5.61%	1.45%	1.40%
	2013	7	13.00	97	3.46%	1.45%	(10.08)%
	2012	16	14.46	236	2.92%	1.45%	16.16%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus Reduced M&E )
	2016	7	11.55	85	5.50%	1.15%	9.31%
	2015	8	10.57	86	4.26%	1.15%	(2.31)%
	2014	4	10.82	45	5.90%	1.15%	1.71%
	2013	*-	10.64	2	13.21%	1.15%	(9.80)%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle Plus )
	2016	4	20.07	80	5.48%	1.67%	8.74%
	2015	4	18.46	76	5.93%	1.67%	(2.82)%
	2014	7	19.00	128	11.80%	1.67%	1.17%
	2013	15	18.78	285	1.59%	1.67%	(10.28)%
	2012	94	20.93	1,961	1.97%	1.67%	15.90%
Morgan Stanley UIF Emerging Markets Debt (Pinnacle V )
	2016	16	13.78	219	5.64%	1.55%	8.87%
	2015	22	12.65	283	4.72%	1.55%	(2.71)%
	2014	30	13.01	388	5.33%	1.55%	1.30%
	2013	30	12.84	386	5.26%	1.55%	(10.17)%
	2012	32	14.29	458	2.74%	1.55%	16.04%
Morgan Stanley UIF Emerging Markets Equity (AdvantEdge )
	2016	41	7.30	298	0.43%	1.60%	4.92%
	2015	48	6.95	334	0.73%	1.60%	(12.14)%
	2014	47	7.91	376	0.33%	1.60%	(6.08)%
	2013	48	8.43	406	1.04%	1.60%	(2.68)%
	2012	47	8.66	408	—%	1.60%	17.91%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice II )
	2016	7	11.56	81	0.44%	1.15%	5.40%
	2015	6	10.97	71	0.78%	1.15%	(11.73)%
	2014	5	12.43	62	0.26%	1.15%	(5.65)%
	2013	3	13.17	42	0.99%	1.15%	(2.24)%
	2012	3	13.47	40	—%	1.15%	18.46%
Morgan Stanley UIF Emerging Markets Equity (AnnuiChoice )
	2016	2	30.96	68	0.45%	1.00%	5.56%
	2015	2	29.33	53	0.81%	1.00%	(11.60)%
	2014	3	33.18	91	0.33%	1.00%	(5.51)%
	2013	3	35.11	97	0.94%	1.00%	(2.09)%
	2012	4	35.86	149	—%	1.00%	18.64%
Morgan Stanley UIF Emerging Markets Equity (GrandMaster flex3 )
	2016	3	28.64	90	0.45%	1.55%	4.97%
	2015	5	27.28	125	0.76%	1.55%	(12.09)%
	2014	5	31.03	149	0.32%	1.55%	(6.03)%
	2013	6	33.03	205	1.04%	1.55%	(2.63)%
	2012	7	33.92	233	—%	1.55%	17.97%
(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF Emerging Markets Equity (Grandmaster )
	2016	4	$29.46	$127	0.42%	1.35%	5.18%
	2015	3	28.01	74	0.85%	1.35%	(11.91)%
	2014	11	31.80	345	0.31%	1.35%	(5.84)%
	2013	18	33.77	612	0.93%	1.35%	(2.44)%
	2012	17	34.61	580	—%	1.35%	18.22%
Morgan Stanley UIF Emerging Markets Equity (IQ Annuity )
	2016	12	29.05	342	0.44%	1.45%	5.08%
	2015	10	27.64	289	0.75%	1.45%	(12.00)%
	2014	11	31.41	332	0.33%	1.45%	(5.94)%
	2013	11	33.40	358	1.12%	1.45%	(2.53)%
	2012	11	34.26	367	—%	1.45%	18.09%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle )
	2016	3	29.46	82	0.46%	1.35%	5.18%
	2015	4	28.01	105	0.74%	1.35%	(11.91)%
	2014	4	31.80	135	0.31%	1.35%	(5.84)%
	2013	9	33.77	314	0.96%	1.35%	(2.44)%
	2012	11	34.61	378	—%	1.35%	18.22%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle IV )
	2016	12	29.05	361	0.46%	1.45%	5.08%
	2015	10	27.64	290	0.81%	1.45%	(12.00)%
	2014	17	31.41	537	0.32%	1.45%	(5.94)%
	2013	35	33.40	1,181	1.05%	1.45%	(2.53)%
	2012	44	34.26	1,523	—%	1.45%	18.10%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus Reduced M&E )
	2016	8	8.44	69	0.51%	1.15%	5.40%
	2015	9	8.00	68	0.67%	1.15%	(11.73)%
	2014	4	9.07	37	0.50%	1.15%	(5.65)%
	2013	1	9.61	5	—%	1.15%	(2.24)%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle Plus )
	2016	7	24.73	175	0.43%	1.67%	4.84%
	2015	10	23.59	227	0.67%	1.67%	(12.20)%
	2014	16	26.86	440	0.29%	1.67%	(6.15)%
	2013	23	28.62	658	1.01%	1.67%	(2.75)%
	2012	29	29.43	858	—%	1.67%	17.83%
Morgan Stanley UIF Emerging Markets Equity (Pinnacle V )
	2016	64	8.32	535	0.46%	1.55%	4.97%
	2015	80	7.92	636	0.72%	1.55%	(12.09)%
	2014	96	9.01	862	0.32%	1.55%	(6.03)%
	2013	102	9.59	979	1.04%	1.55%	(2.63)%
	2012	104	9.85	1,024	—%	1.55%	17.97%
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus Reduced M&E )
	2016	9	16.87	152	1.05%	1.15%	5.32%
	2015	10	16.02	166	1.02%	1.15%	0.75%
	2014	5	15.90	87	1.73%	1.15%	27.94%
	2013	1	12.43	13	0.33%	1.15%	0.58%
(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U. S. Real Estate (Pinnacle Plus )
	2016	8	$30.15	$250	1.08%	1.67%	4.77%
	2015	11	28.78	316	1.26%	1.67%	0.22%
	2014	22	28.71	632	1.62%	1.67%	27.27%
	2013	73	22.56	1,651	1.06%	1.67%	0.05%
	2012	73	22.55	1,637	1.05%	1.67%	13.68%
Morgan Stanley UIF U.S. Real Estate (AdvantEdge )
	2016	12	15.72	196	0.94%	1.60%	4.84%
	2015	20	14.99	297	1.17%	1.60%	0.29%
	2014	21	14.95	315	1.29%	1.60%	27.36%
	2013	22	11.74	263	0.79%	1.60%	0.13%
	2012	24	11.72	276	0.58%	1.60%	13.76%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice II )
	2016	32	12.52	403	1.08%	1.15%	5.32%
	2015	24	11.89	281	1.19%	1.15%	0.75%
	2014	13	11.80	154	1.16%	1.15%	27.94%
	2013	10	9.22	94	0.63%	1.15%	0.58%
	2012	16	9.17	147	0.55%	1.15%	14.29%
Morgan Stanley UIF U.S. Real Estate (AnnuiChoice )
	2016	*-	12.70	3	1.10%	1.00%	5.48%
	2015	*-	12.04	3	1.25%	1.00%	0.90%
	2014	*-	11.94	4	0.51%	1.00%	28.13%
	2013	2	9.31	16	1.87%	1.00%	0.74%
	2012	5	9.25	45	0.81%	1.00%	14.46%
Morgan Stanley UIF U.S. Real Estate (Grandmaster flex3 )
	2016	3	12.04	40	1.16%	1.55%	4.90%
	2015	6	11.47	65	1.18%	1.55%	0.34%
	2014	6	11.44	65	1.18%	1.55%	27.42%
	2013	7	8.97	66	1.04%	1.55%	0.18%
	2012	8	8.96	75	0.56%	1.55%	13.82%
Morgan Stanley UIF U.S. Real Estate (Grandmaster )
	2016	3	36.58	112	1.21%	1.35%	5.11%
	2015	2	34.80	76	1.06%	1.35%	0.55%
	2014	2	34.61	82	1.38%	1.35%	27.68%
	2013	3	27.11	73	0.86%	1.35%	0.38%
	2012	3	27.00	94	0.52%	1.35%	14.05%
Morgan Stanley UIF U.S. Real Estate (IQ Annuity )
	2016	5	36.06	164	1.07%	1.45%	5.00%
	2015	5	34.34	174	1.30%	1.45%	0.45%
	2014	7	34.19	248	1.24%	1.45%	27.55%
	2013	7	26.81	175	0.85%	1.45%	0.28%
	2012	6	26.73	161	0.61%	1.45%	13.94%
Morgan Stanley UIF U.S. Real Estate (Pinnacle IV )
	2016	27	12.16	327	1.00%	1.45%	5.00%
	2015	39	11.58	452	1.05%	1.45%	0.45%
	2014	56	11.52	648	1.24%	1.45%	27.55%
	2013	83	9.04	746	1.08%	1.45%	0.28%
	2012	90	9.01	810	0.65%	1.45%	13.94%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Morgan Stanley UIF U.S. Real Estate (Pinnacle V )
	2016	82	$12.87	$1,061	1.07%	1.55%	4.90%
	2015	85	12.27	1,047	1.15%	1.55%	0.34%
	2014	92	12.22	1,127	1.20%	1.55%	27.42%
	2013	85	9.59	817	0.87%	1.55%	0.18%
	2012	89	9.58	854	0.60%	1.55%	13.82%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge )
	2016	13	13.61	183	—%	1.60%	(1.73)%
	2015	19	13.85	261	—%	1.60%	4.91%
	2014	23	13.20	299	—%	1.60%	6.82%
	2013	22	12.36	267	18.83%	1.60%	31.26%
	2012	12	9.42	117	2.19%	1.60%	11.74%
BlackRock Capital Appreciation VI (AnnuiChoice II )
	2016	28	13.97	390	—%	1.15%	(1.28)%
	2015	14	14.15	195	—%	1.15%	5.39%
	2014	8	13.42	109	—%	1.15%	7.31%
	2013	4	12.51	50	23.72%	1.15%	31.86%
	2012	1	9.49	6	1.95%	1.15%	12.26%
BlackRock Capital Appreciation VI (Annuichoice )
	2016	*-	14.09	*-	—%	1.00%	(1.13)%
	2015	*-	14.25	*-	—%	1.00%	5.54%
	2014	*-	13.50	*-	—%	1.00%	7.47%
	2013	1	12.56	7	12.26%	1.00%	32.06%
	2012	1	9.51	8	2.11%	1.00%	12.43%
BlackRock Capital Appreciation VI (Grandmaster flex3 )
	2016	1	13.65	9	—%	1.55%	(1.68)%
	2015	1	13.88	10	—%	1.55%	4.96%
	2014	1	13.23	9	(0.01)%	1.55%	6.87%
	2013	1	12.38	9	15.48%	1.55%	31.33%
	2012	1	9.42	7	3.70%	1.55%	11.80%
BlackRock Capital Appreciation VI Class III (Grandmaster )
	2016	*-	13.81	2	—%	1.35%	(1.48)%
	2015	8	14.01	109	—%	1.35%	5.17%
	2014	*-	13.32	5	—%	1.35%	7.09%
	2012	*-	9.46	1	3.74%	1.35%	12.03%
BlackRock Capital Appreciation VI Class III (Pinnacle )
	2016	*-	13.81	5	—%	1.35%	(1.48)%
	2015	3	14.01	46	—%	1.35%	5.17%
	2014	1	13.32	9	—%	1.35%	7.09%
	2012	2	9.46	15	3.69%	1.35%	12.03%
BlackRock Capital Appreciation VI Class III (Pinnacle IV )
	2016	4	13.73	50	—%	1.45%	(1.58)%
	2015	3	13.95	45	—%	1.45%	5.07%
	2014	4	13.28	56	—%	1.45%	6.98%
	2013	5	12.41	60	19.43%	1.45%	31.46%
	2012	2	9.44	23	2.92%	1.45%	11.92%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Capital Appreciation VI Class III (Pinnacle V )
	2016	74	$13.65	$1,009	—%	1.55%	(1.68)%
	2015	63	13.88	873	—%	1.55%	4.96%
	2014	60	13.23	799	—%	1.55%	6.87%
	2013	46	12.38	564	19.12%	1.55%	31.33%
	2012	12	9.42	117	3.09%	1.55%	11.80%
BlackRock Global Allocation VI (Advantedge )
	2016	24	10.85	266	0.98%	1.60%	2.15%
	2015	39	10.62	412	0.98%	1.60%	(2.58)%
	2014	47	10.90	515	2.02%	1.60%	0.30%
	2013	59	10.87	645	5.14%	1.60%	12.59%
	2012	63	9.65	607	1.94%	1.60%	8.20%
BlackRock Global Allocation VI (AnnuiChoice II )
	2016	14	11.13	153	1.22%	1.15%	2.61%
	2015	15	10.85	157	1.10%	1.15%	(2.14)%
	2014	10	11.09	112	2.51%	1.15%	0.76%
	2013	9	11.00	103	5.80%	1.15%	13.10%
	2012	7	9.73	71	2.22%	1.15%	8.70%
BlackRock Global Allocation VI (Annuichoice )
	2016	3	11.23	36	1.26%	1.00%	2.77%
	2015	3	10.93	36	1.03%	1.00%	(1.99)%
	2014	4	11.15	39	2.32%	1.00%	0.91%
	2013	3	11.05	36	5.27%	1.00%	13.27%
	2012	3	9.75	31	0.50%	1.00%	8.86%
BlackRock Global Allocation VI (Grandmaster flex3 )
	2016	1	10.88	9	0.10%	1.55%	2.20%
	2015	17	10.65	176	1.05%	1.55%	(2.53)%
	2014	18	10.92	198	2.23%	1.55%	0.35%
	2013	30	10.88	325	7.62%	1.55%	12.64%
	2012	6	9.66	57	2.26%	1.55%	8.26%
BlackRock Global Allocation VI (Grandmaster )
	2016	1	11.01	6	1.29%	1.35%	2.40%
	2015	1	10.75	7	0.84%	1.35%	(2.34)%
	2014	1	11.00	10	0.53%	1.35%	0.56%
	2013	8	10.94	91	6.73%	1.35%	12.87%
	2012	4	9.70	43	2.98%	1.35%	8.48%
BlackRock Global Allocation VI Class III (Pinnacle )
	2016	1	11.01	12	1.19%	1.35%	2.40%
	2015	2	10.75	21	0.96%	1.35%	(2.34)%
	2014	2	11.00	21	1.58%	1.35%	0.56%
	2013	6	10.94	65	6.70%	1.35%	12.87%
	2012	2	9.70	24	0.86%	1.35%	8.48%
BlackRock Global Allocation VI Class III (Pinnacle IV )
	2016	2	10.94	26	1.19%	1.45%	2.30%
	2015	4	10.70	42	1.03%	1.45%	(2.44)%
	2014	4	10.96	39	2.95%	1.45%	0.46%
	2013	2	10.91	22	6.83%	1.45%	12.76%
	2012	1	9.68	7	0.35%	1.45%	8.37%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 3 (continued):
BlackRock Global Allocation VI Class III (Pinnacle V )
	2016	23	$10.88	$250	1.25%	1.55%	2.20%
	2015	23	10.65	242	1.05%	1.55%	(2.53)%
	2014	17	10.92	191	2.52%	1.55%	0.35%
	2013	15	10.88	165	6.48%	1.55%	12.64%
	2012	9	9.66	91	1.67%	1.55%	8.26%
BlackRock High Yield VI (Pinnacle V )
	2016	3	10.61	33	2.08%	1.55%	6.12%
BlackRock Total Return VI (Pinnacle V )
	2016	19	9.84	183	0.93%	1.55%	(1.55)%
TOPS Managed Risk Moderate Growth ETF (AnnuiChoice II)
	2016	2	10.35	18	1.80%	1.35%	4.92%
	2015	1	9.86	8	1.27%	1.35%	(7.54)%
TOPS Managed Risk Moderate Growth ETF (Pinnacle IV )
	2016	81	10.19	825	2.18%	1.45%	4.50%
	2015	13	9.76	124	1.25%	1.45%	(7.91)%
	2014	10	10.59	106	1.14%	1.45%	1.16%
Non-Affiliated Class 4:
American Funds Bond (AnnuiChoice II )
	2016	6	9.85	56	2.00%	1.15%	(1.52)%
American Funds Bond (Pinnacle V )
	2016	15	9.82	143	1.34%	1.60%	(1.79)%
American Funds Capital Income Builder (Pinnacle IV )*
	2016	4	9.53	40	2.97%	1.45%	2.28%
	2015	4	9.32	34	0.59%	1.45%	(6.83)%
American Funds Capital Income Builder (Pinnacle V )*
	2016	24	9.51	228	3.00%	1.15%	2.18%
	2015	11	9.31	103	1.54%	1.15%	(6.90)%
American Funds Capital Income Builder (AnnuiChoice II )*
	2016	55	9.58	529	3.37%	1.35%	2.59%
	2015	15	9.34	141	1.49%	1.35%	(6.64)%
American Funds Global Growth (AdvantEdge )
	2016	1	10.90	9	0.54%	1.60%	(1.24)%
	2015	2	11.04	21	1.09%	1.60%	4.98%
	2014	1	10.52	8	1.37%	1.60%	0.38%
American Funds Global Growth (AnnuiChoice II )
	2016	59	11.06	648	0.76%	1.15%	(0.78)%
	2015	44	11.14	495	1.59%	1.15%	5.46%
	2014	2	10.57	20	1.94%	1.15%	0.84%
American Funds Global Growth (GrandMaster )
	2016	7	10.99	81	0.48%	1.35%	(0.98)%
	2015	36	11.10	395	0.86%	1.35%	5.25%
American Funds Global Growth (Pinnacle )
	2016	*-	10.99	1	0.85%	1.35%	(0.98)%
	2015	*-	11.10	*-	0.94%	1.35%	5.25%
	2014	*-	10.54	*-	1.88%	1.35%	0.64%
American Funds Global Growth (Pinnacle IV )
	2016	*-	10.95	3	0.06%	1.45%	(1.08)%
	2015	26	11.07	286	3.80%	1.45%	5.14%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 4 (continued):
American Funds Global Growth (Pinnacle V )
	2016	20	$10.92	$216	0.70%	1.55%	(1.19)%
	2015	23	11.05	257	1.95%	1.55%	5.04%
	2014	3	10.52	31	2.01%	1.55%	0.43%
American Funds Growth (AdvantEdge )
	2016	2	12.52	21	0.42%	1.15%	7.47%
American Funds Growth (AnnuiChoice II )
	2016	23	12.70	293	0.71%	1.15%	7.96%
	2015	11	11.76	135	0.92%	1.15%	5.36%
	2014	6	11.16	62	2.90%	1.15%	7.00%
American Funds Growth (Pinnacle )
	2016	*-	12.62	1	0.40%	1.35%	7.74%
	2014	*-	11.14	2	1.64%	1.35%	6.78%
American Funds Growth (Pinnacle IV )
	2016	*-	12.58	2	0.42%	1.45%	7.64%
	2015	1	11.69	6	0.69%	1.45%	5.04%
American Funds Growth (Pinnacle V )
	2016	37	12.54	459	1.76%	1.55%	7.53%
	2015	2	11.66	27	1.50%	1.55%	4.93%
American Funds Growth-Income (AnnuiChoice II )
	2016	26	12.53	327	1.34%	1.15%	9.98%
	2015	24	11.39	270	0.81%	1.15%	0.05%
	2014	44	11.39	500	4.02%	1.15%	9.08%
American Funds Growth-Income (GrandMaster )
	2016	10	12.45	129	1.29%	1.35%	9.76%
	2015	11	11.35	123	3.93%	1.35%	(0.15)%
	2014	2	11.37	22	7.00%	1.35%	8.86%
American Funds Growth-Income (Pinnacle )
	2016	1	12.45	16	1.19%	1.35%	9.76%
	2015	1	11.35	15	1.69%	1.35%	(0.15)%
	2014	1	11.37	11	24.94%	1.35%	8.86%
American Funds Growth-Income (Pinnacle IV )
	2016	6	12.42	72	1.31%	1.45%	9.64%
	2015	6	11.32	66	2.25%	1.45%	(0.26)%
	2014	3	11.35	32	1.52%	1.45%	8.75%
American Funds Growth-Income (Pinnacle V )
	2016	74	12.38	921	1.36%	1.55%	9.53%
	2015	66	11.30	748	1.94%	1.55%	(0.36)%
	2014	12	11.34	132	2.46%	1.55%	8.63%
American Funds New World (AnnuiChoice II )
	2016	17	9.29	155	0.70%	1.15%	3.84%
	2015	14	8.95	125	0.78%	1.15%	(4.48)%
	2014	1	9.37	7	5.60%	1.15%	(9.19)%
American Funds New World (Pinnacle )
	2016	5	9.23	48	0.74%	1.35%	3.63%
	2015	4	8.91	35	0.64%	1.35%	(4.68)%
	2014	2	9.35	19	2.23%	1.35%	(9.37)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 4 (continued):
American Funds New World (Pinnacle IV )
	2016	2	$9.20	$22	0.29%	1.45%	3.52%
	2015	26	8.89	227	0.90%	1.45%	(4.77)%
	2014	3	9.34	30	1.75%	1.45%	(9.46)%
American Funds New World (Pinnacle V )
	2016	17	9.17	152	0.65%	1.55%	3.42%
	2015	19	8.87	171	0.66%	1.55%	(4.87)%
	2014	7	9.33	67	2.37%	1.55%	(9.56)%
Non-Affiliated Class A:
Deutsche Small Cap Index VIP (Pinnacle )
	2016	18	28.35	520	1.09%	1.35%	19.39%
	2015	20	23.74	484	1.08%	1.35%	(5.88)%
	2014	22	25.23	566	0.93%	1.35%	3.33%
	2013	29	24.41	715	5.85%	1.35%	36.77%
	2012	35	17.85	626	0.92%	1.35%	14.68%
Deutsche Small Cap Index VIP (Pinnacle IV )
	2016	*-	27.60	1	1.11%	1.45%	19.27%
	2015	*-	23.14	1	1.51%	1.45%	(5.98)%
	2014	*-	24.61	11	0.97%	1.45%	3.22%
	2013	*-	23.84	11	3.97%	1.45%	36.63%
	2012	2	17.45	31	0.97%	1.45%	14.56%
Deutsche Small Cap Index VIP (Pinnacle II Reduced M&E )
	2016	*-	28.70	4	1.06%	1.10%	19.70%
	2015	*-	23.98	3	1.03%	1.10%	(5.64)%
	2014	*-	25.41	3	0.94%	1.10%	3.59%
	2013	*-	24.53	3	5.51%	1.10%	37.11%
	2012	*-	17.89	2	1.72%	1.10%	2.66%
Non-Affiliated Class B:
Deutsche Small Cap Index (AdvantEdge )
	2016	1	18.35	23	0.88%	1.60%	18.78%
	2015	1	15.45	20	0.79%	1.60%	(6.38)%
	2014	2	16.50	38	0.70%	1.60%	2.80%
	2013	5	16.05	73	0.36%	1.60%	36.10%
	2012	*-	11.79	2	0.70%	1.60%	14.02%
Deutsche Small Cap Index (AnnuiChoice II )
	2016	25	18.23	458	0.79%	1.15%	19.32%
	2015	21	15.28	327	0.94%	1.15%	(5.95)%
	2014	6	16.25	92	0.56%	1.15%	3.27%
	2013	3	15.73	47	4.87%	1.15%	36.72%
	2012	3	11.51	31	0.85%	1.15%	14.54%
Deutsche Small Cap Index (AnnuiChoice )
	2016	1	26.25	27	0.82%	1.00%	19.50%
	2015	1	21.97	23	0.77%	1.00%	(5.81)%
	2014	1	23.32	24	0.71%	1.00%	3.43%
	2013	1	22.55	24	3.72%	1.00%	36.93%
	2012	2	16.47	36	0.85%	1.00%	14.71%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued) :
Deutsche Small Cap Index (GrandMaster flex3 )
	2016	3	$26.09	$67	0.85%	1.55%	18.84%
	2015	3	21.95	61	0.79%	1.55%	(6.33)%
	2014	3	23.43	77	0.71%	1.55%	2.86%
	2013	3	22.78	79	5.40%	1.55%	36.17%
	2012	4	16.73	68	0.70%	1.55%	14.07%
Deutsche Small Cap Index (Grandmaster )
	2016	1	22.49	23	0.87%	1.35%	19.08%
	2015	1	18.89	23	0.80%	1.35%	(6.14)%
	2014	1	20.12	25	0.83%	1.35%	3.07%
	2013	2	19.53	33	26.07%	1.35%	36.44%
	2012	2	14.31	24	1.07%	1.35%	14.31%
Deutsche Small Cap Index (IQ3 )
	2016	4	24.36	89	0.82%	1.45%	18.96%
	2015	4	20.48	75	0.82%	1.45%	(6.23)%
	2014	5	21.84	103	0.71%	1.45%	2.96%
	2013	5	21.21	106	5.34%	1.45%	36.30%
	2012	5	15.56	79	0.64%	1.45%	14.19%
Deutsche Small Cap Index (Pinnacle Plus Reduced M&E )
	2016	10	19.07	189	0.82%	1.15%	19.32%
	2015	10	15.98	163	0.75%	1.15%	(5.95)%
	2014	10	16.99	162	0.91%	1.15%	3.27%
	2013	5	16.45	78	—%	1.15%	36.72%
Deutsche Small Cap Index (Pinnacle Plus )
	2016	1	24.96	28	0.97%	1.67%	18.69%
	2015	3	21.03	66	0.76%	1.67%	(6.44)%
	2014	4	22.48	82	0.79%	1.67%	2.73%
	2013	13	21.88	282	5.69%	1.67%	36.00%
	2012	20	16.09	330	4.24%	1.67%	13.94%
Deutsche Small Cap Index VIP (Pinnacle IV )
	2016	9	24.36	211	0.85%	1.45%	18.96%
	2015	9	20.48	184	0.86%	1.45%	(6.23)%
	2014	11	21.84	248	0.74%	1.45%	2.96%
	2013	13	21.21	282	5.36%	1.45%	36.30%
	2012	18	15.56	278	0.83%	1.45%	14.19%
Deutsche Small Cap Index VIP (Pinnacle V )
	2016	14	15.43	218	0.77%	1.55%	18.84%
	2015	13	12.98	167	0.84%	1.55%	(6.33)%
	2014	14	13.86	189	0.68%	1.55%	2.86%
	2013	12	13.48	163	4.93%	1.55%	36.17%
	2012	11	9.90	111	0.82%	1.55%	14.07%
Advisor Class:
Pimco VIT All Asset (AdvantEdge )
	2016	10	12.05	122	2.35%	1.60%	11.10%
	2015	13	10.85	140	3.09%	1.60%	(10.64)%
	2014	17	12.14	203	4.47%	1.60%	(1.15)%
	2013	25	12.28	310	4.24%	1.60%	(1.49)%
	2012	30	12.46	380	4.72%	1.60%	12.96%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (IQ Annuity )
	2016	10	$12.12	$120	2.53%	1.45%	11.27%
	2015	10	10.89	114	3.23%	1.45%	(10.50)%
	2014	11	12.17	138	4.98%	1.45%	(1.00)%
	2013	13	12.29	161	4.28%	1.45%	(1.34)%
	2012	14	12.46	174	4.86%	1.45%	13.14%
Pimco VIT All Asset (Pinnacle )
	2016	6	12.22	69	2.47%	1.35%	11.38%
	2015	4	10.97	39	3.14%	1.35%	(10.41)%
	2014	4	12.25	49	5.04%	1.35%	(0.90)%
	2013	4	12.36	48	4.07%	1.35%	(1.24)%
	2012	7	12.52	90	4.83%	1.35%	13.25%
Pimco VIT All Asset (AnnuiChoice II )
	2016	9	12.55	114	2.52%	1.15%	11.61%
	2015	9	11.24	100	2.46%	1.15%	(10.23)%
	2014	17	12.52	217	4.59%	1.15%	(0.70)%
	2013	28	12.61	352	3.88%	1.15%	(1.04)%
	2012	37	12.74	471	5.60%	1.15%	13.48%
Pimco VIT All Asset (AnnuiChoice )
	2016	1	12.60	15	2.54%	1.00%	11.78%
	2015	1	11.28	13	3.02%	1.00%	(10.10)%
	2014	1	12.54	18	5.09%	1.00%	(0.55)%
	2013	1	12.61	18	6.03%	1.00%	(0.89)%
	2012	4	12.72	50	4.54%	1.00%	13.65%
Pimco VIT All Asset (GrandMaster flex3 )
	2016	*-	12.01	1	2.51%	1.55%	11.16%
	2015	*-	10.80	1	1.21%	1.55%	(10.59)%
	2014	7	12.08	88	4.05%	1.55%	(1.10)%
	2013	16	12.22	195	4.35%	1.55%	(1.44)%
	2012	21	12.40	261	4.89%	1.55%	13.02%
Pimco VIT All Asset (Grandmaster )
	2016	31	12.22	383	2.60%	1.35%	11.38%
	2015	29	10.97	313	3.13%	1.35%	(10.41)%
	2014	32	12.25	387	4.86%	1.35%	(0.90)%
	2013	37	12.36	456	3.73%	1.35%	(1.24)%
	2012	109	12.52	1,364	5.14%	1.35%	13.25%
Pimco VIT All Asset (Pinnacle IV )
	2016	31	12.21	381	2.44%	1.45%	11.27%
	2015	37	10.98	409	2.62%	1.45%	(10.50)%
	2014	79	12.26	964	4.90%	1.45%	(1.00)%
	2013	104	12.39	1,290	4.13%	1.45%	(1.34)%
	2012	147	12.56	1,840	4.88%	1.45%	13.14%
Pimco VIT All Asset (Pinnacle Plus Reduced M&E )
	2016	3	11.18	29	2.55%	1.15%	11.61%
	2015	3	10.02	26	3.15%	1.15%	(10.23)%
	2014	1	11.16	16	6.27%	1.15%	(0.70)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT All Asset (Pinnacle Plus )
	2016	5	$11.88	$57	2.33%	1.67%	11.02%
	2015	7	10.70	75	2.94%	1.67%	(10.70)%
	2014	14	11.99	173	4.41%	1.67%	(1.22)%
	2013	20	12.14	245	4.38%	1.67%	(1.56)%
	2012	22	12.33	271	5.73%	1.67%	12.88%
Pimco VIT All Asset (Pinnacle V )
	2016	24	12.10	291	2.21%	1.55%	11.16%
	2015	32	10.89	348	3.32%	1.55%	(10.59)%
	2014	29	12.18	358	4.94%	1.55%	(1.10)%
	2013	40	12.31	492	4.62%	1.55%	(1.44)%
	2012	44	12.49	550	5.20%	1.55%	13.02%
Pimco VIT Commodity Real Return (Pinnacle )
	2016	20	4.33	85	1.01%	1.35%	13.32%
	2015	22	3.82	84	4.42%	1.35%	(26.67)%
	2014	22	5.21	115	0.27%	1.35%	(19.72)%
	2013	19	6.49	125	1.23%	1.35%	(15.87)%
	2012	30	7.71	234	5.62%	1.35%	3.70%
Pimco VIT Commodity Real Return (Pinnacle IV )
	2016	13	4.32	54	1.00%	1.45%	13.21%
	2015	17	3.82	66	4.55%	1.45%	(26.74)%
	2014	18	5.21	93	0.26%	1.45%	(19.80)%
	2013	19	6.50	121	1.31%	1.45%	(15.95)%
	2012	94	7.73	724	5.53%	1.45%	3.59%
Pimco VIT Commodity Real Return (Pinnacle V )
	2016	183	4.28	784	1.01%	1.55%	13.09%
	2015	195	3.79	738	4.20%	1.55%	(26.82)%
	2014	158	5.18	820	0.27%	1.55%	(19.88)%
	2013	137	6.46	888	1.64%	1.55%	(16.04)%
	2012	160	7.70	1,228	5.83%	1.55%	3.49%
Pimco VIT Commodity Real Return Strategy (AdvantEdge )
	2016	89	4.27	378	1.00%	1.60%	13.04%
	2015	94	3.77	356	4.40%	1.60%	(26.85)%
	2014	79	5.16	407	0.26%	1.60%	(19.92)%
	2013	76	6.44	490	1.63%	1.60%	(16.08)%
	2012	65	7.68	497	5.97%	1.60%	3.43%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II )
	2016	26	4.44	114	1.03%	1.15%	13.55%
	2015	21	3.91	81	5.45%	1.15%	(26.52)%
	2014	23	5.32	125	0.27%	1.15%	(19.56)%
	2013	19	6.62	129	1.57%	1.15%	(15.70)%
	2012	19	7.85	151	5.38%	1.15%	3.91%
Pimco VIT Commodity Real Return Strategy (Grandmaster )
	2016	20	4.33	86	1.05%	1.35%	13.32%
	2015	16	3.82	59	5.27%	1.35%	(26.67)%
	2014	21	5.21	110	0.26%	1.35%	(19.72)%
	2013	24	6.49	155	1.45%	1.35%	(15.87)%
	2012	30	7.71	231	4.62%	1.35%	3.70%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (IQ Annuity )
	2016	36	$4.29	$152	1.01%	1.45%	13.21%
	2015	37	3.79	139	4.16%	1.45%	(26.74)%
	2014	28	5.18	145	0.25%	1.45%	(19.80)%
	2013	38	6.45	243	1.64%	1.45%	(15.95)%
	2012	42	7.68	320	6.54%	1.45%	3.59%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 )
	2016	2	4.25	7	0.98%	1.55%	13.09%
	2015	2	3.76	8	4.76%	1.55%	(26.82)%
	2014	3	5.14	16	0.21%	1.55%	(19.88)%
	2013	6	6.42	40	1.49%	1.55%	(16.04)%
	2012	11	7.64	84	5.96%	1.55%	3.49%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus Reduced M&E )
	2016	2	5.79	14	0.99%	1.15%	13.55%
	2015	3	5.10	14	4.78%	1.15%	(26.52)%
	2014	4	6.94	28	0.33%	1.15%	(19.56)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus )
	2016	16	4.21	66	0.99%	1.67%	12.96%
	2,015	20	3.73	73	4.49%	1.67%	(26.90)%
	2014	21	5.10	107	0.32%	1.67%	(19.98)%
	2013	24	6.37	153	1.46%	1.67%	(16.14)%
	2012	55	7.60	414	5.78%	1.67%	3.36%
Pimco VIT Long Term Government (AdvantEdge )
	2016	4	9.87	43	0.20%	1.67%	(1.03)%
Pimco VIT Long Term Government (AnnuiChoice II )
	2016	10	10.04	102	1.87%	1.15%	(0.58)%
	2015	9	10.10	94	2.10%	1.15%	(2.60)%
	2014	*-	10.37	5	2.32%	1.15%	22.47%
Pimco VIT Long Term Government (Pinnacle )
	2016	2	9.96	17	1.88%	1.60%	(0.78)%
Pimco VIT Long Term Government (Pinnacle IV )
	2016	*-	9.93	3	0.68%	1.15%	(0.88)%
Pimco VIT Long Term Government (Pinnacle V )
	2016	1	9.89	15	0.89%	1.60%	(0.98)%
Pimco VIT Low Duration (AnnuiChoice II )
	2016	13	11.46	147	1.39%	1.15%	0.14%
	2015	15	11.44	170	3.84%	1.15%	(0.93)%
	2,014	11	11.55	124	1.04%	1.15%	(0.41)%
	2013	9	11.60	109	1.35%	1.15%	(1.38)%
	2012	9	11.76	112	1.76%	1.15%	4.52%
Pimco VIT Low Duration (AnnuiChoice )
	2016	*-	11.64	3	1.40%	1.00%	0.29%
	2015	*-	11.61	3	3.17%	1.00%	(0.78)%
	2014	*-	11.70	4	0.90%	1.00%	(0.26)%
	2013	2	11.73	20	1.36%	1.00%	(1.23)%
	2012	2	11.88	19	1.79%	1.00%	4.68%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (GrandMaster flex3 )
	2016	8	$11.10	$91	1.39%	1.55%	(0.26)%
	2015	8	11.13	91	3.33%	1.55%	(1.33)%
	2014	9	11.28	99	1.04%	1.55%	(0.81)%
	2013	8	11.37	88	1.37%	1.55%	(1.78)%
	2012	16	11.57	188	1.58%	1.55%	4.10%
Pimco VIT Low Duration (Grandmaster )
	2016	21	11.29	232	1.40%	1.35%	(0.06)%
	2015	20	11.30	224	3.45%	1.35%	(1.13)%
	2014	18	11.43	203	1.06%	1.35%	(0.61)%
	2013	12	11.50	139	1.47%	1.35%	(1.58)%
	2012	6	11.68	67	2.53%	1.35%	4.31%
Pimco VIT Low Duration (IQ Annuity )
	2016	54	11.19	599	1.39%	1.45%	(0.16)%
	2015	54	11.21	604	3.31%	1.45%	(1.23)%
	2014	56	11.35	639	1.03%	1.45%	(0.71)%
	2013	57	11.43	649	1.34%	1.45%	(1.68)%
	2012	59	11.63	686	1.81%	1.45%	4.21%
Pimco VIT Low Duration (Pinnacle )
	2016	2	11.29	24	1.39%	1.35%	(0.06)%
	2015	2	11.30	26	3.32%	1.35%	(1.13)%
	2014	2	11.43	26	1.02%	1.35%	(0.61)%
	2013	3	11.50	30	1.16%	1.35%	(1.58)%
	2012	4	11.68	45	1.80%	1.35%	4.31%
Pimco VIT Low Duration (Pinnacle IV )
	2016	6	11.16	65	1.40%	1.45%	(0.16)%
	2015	5	11.17	54	3.79%	1.45%	(1.23)%
	2014	4	11.31	45	0.81%	1.45%	(0.71)%
	2013	63	11.39	721	1.43%	1.45%	(1.68)%
	2012	66	11.59	767	1.79%	1.45%	4.21%
Pimco VIT Low Duration (AdvantEdge )
	2016	7	11.01	72	1.39%	1.60%	(0.32)%
	2015	7	11.04	75	2.81%	1.60%	(1.38)%
	2014	13	11.20	141	0.98%	1.60%	(0.86)%
	2013	29	11.29	333	1.45%	1.60%	(1.83)%
	2012	46	11.50	525	1.83%	1.60%	4.05%
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E )
	2016	1	10.09	13	1.44%	1.15%	0.14%
	2015	1	10.08	13	3.51%	1.15%	(0.93)%
	2014	*-	10.17	2	0.99%	1.15%	(0.41)%
	2013	*-	10.21	2	0.10%	1.15%	(1.38)%
Pimco VIT Low Duration (Pinnacle Plus )
	2016	5	10.98	56	1.48%	1.67%	(0.39)%
	2015	2	11.02	21	2.14%	1.67%	(1.45)%
	2014	12	11.18	132	0.97%	1.67%	(0.93)%
	2013	38	11.29	426	1.46%	1.67%	(1.90)%
	2012	37	11.51	423	1.78%	1.67%	3.97%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Low Duration (Pinnacle V )
	2016	80	$11.06	$884	1.40%	1.55%	(0.26)%
	2015	75	11.09	833	3.23%	1.55%	(1.33)%
	2014	81	11.23	906	1.03%	1.55%	(0.81)%
	2013	87	11.33	983	1.39%	1.55%	(1.78)%
	2012	76	11.53	872	1.83%	1.55%	4.10%
Pimco VIT Real Return (Pinnacle IV )
	2016	6	11.70	71	2.10%	1.45%	3.57%
	2015	7	11.30	77	3.92%	1.45%	(4.21)%
	2014	9	11.79	101	1.14%	1.45%	1.50%
	2013	44	11.62	514	1.81%	1.45%	(10.62)%
	2012	72	13.00	934	6.42%	1.45%	7.06%
Pimco VIT Real Return (AdvantEdge )
	2016	2	11.54	23	1.97%	1.60%	3.41%
	2015	3	11.16	33	1.85%	1.60%	(4.36)%
	2014	10	11.67	115	0.93%	1.60%	1.34%
	2013	4	11.52	50	0.99%	1.60%	(10.76)%
	2012	16	12.90	206	6.44%	1.60%	6.90%
Pimco VIT Real Return (AnnuiChoice II )
	2016	18	12.02	211	2.24%	1.15%	3.88%
	2015	15	11.57	177	4.30%	1.15%	(3.92)%
	2014	13	12.04	159	1.38%	1.15%	1.81%
	2013	16	11.83	190	1.93%	1.15%	(10.35)%
	2012	23	13.19	306	7.77%	1.15%	7.39%
Pimco VIT Real Return (AnnuiChoice )
	2016	7	12.19	84	2.10%	1.00%	4.04%
	2015	8	11.71	93	4.07%	1.00%	(3.77)%
	2014	8	12.17	97	1.30%	1.00%	1.96%
	2013	9	11.94	105	0.96%	1.00%	(10.21)%
	2012	34	13.30	451	6.19%	1.00%	7.55%
Pimco VIT Real Return (GrandMaster flex3 )
	2016	6	11.61	74	2.18%	1.55%	3.46%
	2015	4	11.22	50	4.14%	1.55%	(4.31)%
	2014	4	11.73	43	1.31%	1.55%	1.39%
	2013	4	11.57	42	1.93%	1.55%	(10.71)%
	2012	5	12.96	69	6.13%	1.55%	6.95%
Pimco VIT Real Return (Grandmaster )
	2016	3	11.82	33	2.24%	1.35%	3.67%
	2015	3	11.40	29	3.90%	1.35%	(4.11)%
	2014	3	11.89	32	1.72%	1.35%	1.60%
	2013	11	11.70	126	2.08%	1.35%	(10.53)%
	2012	18	13.08	241	7.78%	1.35%	7.17%
Pimco VIT Real Return (IQ Annuity )
	2016	21	11.72	241	2.17%	1.45%	3.57%
	2015	21	11.31	237	4.05%	1.45%	(4.21)%
	2014	21	11.81	248	1.31%	1.45%	1.50%
	2013	21	11.63	247	2.39%	1.45%	(10.62)%
	2012	21	13.02	276	5.92%	1.45%	7.06%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Real Return (Pinnacle )
	2016	7	$11.82	$85	2.18%	1.35%	3.67%
	2015	8	11.40	86	4.04%	1.35%	(4.11)%
	2014	8	11.89	91	1.33%	1.35%	1.60%
	2013	8	11.70	93	1.69%	1.35%	(10.53)%
	2012	16	13.08	206	6.24%	1.35%	7.17%
Pimco VIT Real Return (Pinnacle Plus Reduced M&E )
	2016	1	10.35	5	2.23%	1.15%	3.88%
	2015	1	9.97	13	3.99%	1.15%	(3.92)%
	2014	1	10.37	14	1.67%	1.15%	1.81%
	2013	1	10.19	7	4.98%	1.15%	(10.35)%
Pimco VIT Real Return (Pinnacle Plus )
	2016	6	11.49	68	2.12%	1.67%	3.34%
	2015	7	11.12	80	2.47%	1.67%	(4.42)%
	2014	17	11.63	201	1.69%	1.67%	1.27%
	2013	37	11.49	430	0.88%	1.67%	(10.82)%
	2012	160	12.88	2,058	3.53%	1.67%	6.82%
Pimco VIT Real Return (Pinnacle V )
	2016	69	11.60	796	2.19%	1.55%	3.46%
	2015	67	11.21	752	3.77%	1.55%	(4.31)%
	2014	76	11.71	893	1.29%	1.55%	1.39%
	2013	100	11.55	1,151	2.23%	1.55%	(10.71)%
	2012	114	12.94	1,475	7.26%	1.55%	6.95%
Pimco VIT Total Return (Pinnacle V )
	2016	927	13.10	12,144	1.98%	1.55%	0.99%
	2015	931	12.97	12,074	5.08%	1.55%	(1.19)%
	2014	801	13.13	10,512	2.14%	1.55%	2.56%
	2013	700	12.80	8,967	3.01%	1.55%	(3.58)%
	2012	629	13.28	8,354	4.56%	1.55%	7.79%
Pimco VIT Total Return (AdvantEdge )
	2016	274	13.04	3,568	1.98%	1.60%	0.93%
	2015	325	12.92	4,202	4.71%	1.60%	(1.24)%
	2014	381	13.08	4,988	2.07%	1.60%	2.51%
	2013	422	12.76	5,392	3.07%	1.60%	(3.62)%
	2012	344	13.24	4,559	4.52%	1.60%	7.73%
Pimco VIT Total Return (AnnuiChoice II )
	2016	188	13.58	2,550	1.98%	1.15%	1.40%
	2015	160	13.39	2,144	5.15%	1.15%	(0.79)%
	2014	133	13.50	1,798	2.25%	1.15%	2.98%
	2013	88	13.11	1,151	2.69%	1.15%	(3.18)%
	2012	90	13.54	1,215	4.71%	1.15%	8.23%
Pimco VIT Total Return (AnnuiChoice )
	2016	20	13.56	278	1.98%	1.00%	1.55%
	2015	20	13.36	274	4.83%	1.00%	(0.63)%
	2014	21	13.44	287	2.12%	1.00%	3.13%
	2013	20	13.03	259	2.96%	1.00%	(3.04)%
	2012	28	13.44	383	3.88%	1.00%	8.39%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Total Return (GrandMaster flex3 )
	2016	43	$12.92	$561	1.99%	1.55%	0.99%
	2015	33	12.80	420	4.87%	1.55%	(1.19)%
	2014	34	12.95	437	2.06%	1.55%	2.56%
	2013	44	12.63	559	2.79%	1.55%	(3.58)%
	2012	51	13.10	664	4.25%	1.55%	7.79%
Pimco VIT Total Return (Grandmaster )
	2016	50	13.15	664	1.98%	1.35%	1.19%
	2015	51	13.00	666	4.61%	1.35%	(0.99)%
	2014	61	13.13	801	2.04%	1.35%	2.77%
	2013	75	12.78	957	2.95%	1.35%	(3.38)%
	2012	80	13.22	1,063	4.67%	1.35%	8.01%
Pimco VIT Total Return (IQ Annuity )
	2016	65	13.04	848	1.98%	1.45%	1.09%
	2015	66	12.90	850	4.79%	1.45%	(1.09)%
	2014	71	13.04	926	2.09%	1.45%	2.66%
	2013	76	12.70	961	2.92%	1.45%	(3.48)%
	2012	80	13.16	1,056	4.50%	1.45%	7.90%
Pimco VIT Total Return (Pinnacle )
	2016	31	13.15	414	2.03%	1.35%	1.19%
	2015	46	13.00	601	4.83%	1.35%	(0.99)%
	2014	47	13.13	622	2.01%	1.35%	2.77%
	2013	58	12.78	746	2.84%	1.35%	(3.38)%
	2012	72	13.22	945	4.20%	1.35%	8.01%
Pimco VIT Total Return (Pinnacle IV )
	2016	31	13.22	408	1.98%	1.45%	1.09%
	2015	37	13.08	484	4.85%	1.45%	(1.09)%
	2014	40	13.22	535	2.04%	1.45%	2.67%
	2013	66	12.88	845	2.80%	1.45%	(3.48)%
	2012	99	13.34	1,322	4.37%	1.45%	7.90%
Pimco VIT Total Return (Pinnacle Plus Reduced M&E )
	2016	8	10.88	85	1.95%	1.15%	1.40%
	2015	3	10.73	36	5.11%	1.15%	(0.79)%
	2014	2	10.82	20	1.61%	1.15%	2.98%
	2013	10	10.50	109	2.04%	1.15%	(3.18)%
	2012	1	10.85	13	4.52%	1.15%	8.23%
Pimco VIT Total Return (Pinnacle Plus )
	2016	42	12.79	532	1.99%	1.67%	0.86%
	2015	46	12.68	582	4.57%	1.67%	(1.31)%
	2014	58	12.85	750	2.07%	1.67%	2.44%
	2013	82	12.54	1,034	2.23%	1.67%	(3.69)%
	2012	190	13.02	2,471	5.19%	1.67%	7.66%
Investor Class:
Guggenheim VT Global Managed Future Strategy (Pinnacle )
	2016	*-	6.18	1	1.16%	1.35%	(15.92)%
	2015	3	7.35	20	0.46%	1.35%	(2.88)%
	2014	3	7.57	22	—%	1.35%	10.57%
	2013	*-	6.85	2	—%	1.35%	1.21%
	2012	1	6.77	6	—%	1.35%	(12.41)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Global Managed Future Strategy (Pinnacle IV )
	2016	*-	$6.13	$3	3.13%	1.45%	(16.00)%
	2015	2	7.30	15	2.21%	1.45%	(2.97)%
	2014	2	7.52	18	—%	1.45%	10.46%
	2013	1	6.81	5	—%	1.45%	1.10%
	2012	2	6.74	13	—%	1.45%	(12.50)%
Guggenheim VT Global Managed Future Strategy (Pinnacle V )
	2016	24	6.08	148	3.68%	1.55%	(16.09)%
	2015	32	7.25	232	2.31%	1.55%	(3.07)%
	2014	35	7.48	260	—%	1.55%	10.35%
	2013	21	6.78	139	—%	1.55%	1.00%
	2012	22	6.71	148	—%	1.55%	(12.59)%
Guggenheim VT Global Managed Futures Strategies (AdvantEdge )
	2016	16	6.06	99	3.79%	1.60%	(16.13)%
	2015	15	7.22	112	2.42%	1.60%	(3.12)%
	2014	14	7.45	104	—%	1.60%	10.29%
	2013	21	6.76	141	—%	1.60%	0.95%
	2012	19	6.70	127	—%	1.60%	(12.63)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice II )
	2016	4	6.29	27	3.64%	1.15%	(15.74)%
	2015	4	7.46	33	2.15%	1.15%	(2.68)%
	2014	5	7.67	39	—%	1.15%	10.80%
	2013	3	6.92	18	—%	1.15%	1.41%
	2012	2	6.82	15	—%	1.15%	(12.23)%
Guggenheim VT Global Managed Futures Strategies (AnnuiChoice )
	2016	1	6.36	7	3.69%	1.00%	(15.62)%
	2015	1	7.54	10	2.44%	1.00%	(2.53)%
	2014	2	7.74	13	—%	1.00%	10.96%
	2013	1	6.97	7	—%	1.00%	1.56%
	2012	1	6.86	7	—%	1.00%	(12.10)%
Guggenheim VT Global Managed Futures Strategies (Grandmaster )
	2016	*-	6.18	1	3.25%	1.35%	(15.92)%
	2015	*-	7.35	3	2.19%	1.35%	(2.88)%
	2014	1	7.57	8	—%	1.35%	10.57%
	2013	2	6.85	12	—%	1.35%	1.21%
	2012	2	6.77	12	—%	1.35%	(12.41)%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus Reduced M&E )
	2016	1	7.51	9	5.47%	1.15%	(15.74)%
	2015	1	8.91	6	2.62%	1.15%	(2.68)%
	2014	1	9.16	12	—%	1.15%	10.80%
Guggenheim VT Global Managed Futures Strategies (Pinnacle Plus )
	2016	2	6.02	11	2.97%	1.67%	(16.19)%
	2015	3	7.19	21	2.29%	1.67%	(3.19)%
	2014	3	7.42	23	—%	1.67%	10.21%
	2013	4	6.73	25	—%	1.67%	0.88%
	2012	8	6.68	52	—%	1.67%	(12.69)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (AdvantEdge )
	2016	14	$8.63	$121	0.10%	1.60%	(2.07)%
	2015	14	8.81	119	0.69%	1.60%	0.22%
	2014	16	8.79	141	—%	1.60%	2.99%
	2013	18	8.53	154	—%	1.60%	0.03%
	2012	16	8.53	137	0.64%	1.60%	0.58%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice II )
	2016	3	8.98	30	0.10%	1.15%	(1.63)%
	2015	5	9.13	42	0.42%	1.15%	0.68%
	2014	11	9.07	100	—%	1.15%	3.46%
	2013	11	8.76	100	—%	1.15%	0.49%
	2012	11	8.72	99	0.83%	1.15%	1.04%
Guggenheim VT Multi-Hedge Strategies (AnnuiChoice )
	2016	12	8.97	106	0.10%	1.00%	(1.48)%
	2015	12	9.11	108	0.66%	1.00%	0.83%
	2014	12	9.03	110	—%	1.00%	3.61%
	2013	12	8.72	101	—%	1.00%	0.64%
	2012	24	8.66	204	1.00%	1.00%	1.20%
Guggenheim VT Multi-Hedge Strategies (Grandmaster flex3 )
	2016	2	8.55	17	0.10%	1.55%	(2.02)%
	2015	2	8.73	18	0.69%	1.55%	0.27%
	2014	2	8.70	22	—%	1.55%	3.04%
	2013	2	8.45	17	—%	1.55%	0.08%
	2012	4	8.44	35	0.78%	1.55%	0.63%
Guggenheim VT Multi-Hedge Strategies (Grandmaster )
	2016	2	8.70	19	0.08%	1.35%	(1.83)%
	2015	5	8.87	48	0.66%	1.35%	0.47%
	2014	6	8.82	55	—%	1.35%	3.25%
	2013	8	8.55	71	—%	1.35%	0.28%
	2012	12	8.52	100	0.46%	1.35%	0.84%
Guggenheim VT Multi-Hedge Strategies (IQ Annuity )
	2016	7	8.63	64	0.10%	1.45%	(1.93)%
	2015	8	8.80	74	0.66%	1.45%	0.37%
	2014	9	8.76	79	—%	1.45%	3.14%
	2013	9	8.50	73	—%	1.45%	0.18%
	2012	9	8.48	75	0.54%	1.45%	0.74%
Guggenheim VT Multi-Hedge Strategies (Pinnacle )
	2016	8	8.70	66	0.10%	1.35%	(1.83)%
	2015	8	8.87	69	0.42%	1.35%	0.47%
	2014	18	8.82	163	—%	1.35%	3.25%
	2013	17	8.55	148	—%	1.35%	0.28%
	2012	19	8.52	165	0.63%	1.35%	0.84%
Guggenheim VT Multi-Hedge Strategies (Pinnacle IV )
	2016	1	8.74	13	0.10%	1.45%	(1.93)%
	2015	2	8.91	15	0.67%	1.45%	0.37%
	2014	2	8.88	21	—%	1.45%	3.14%
	2013	6	8.61	53	—%	1.45%	0.18%
	2012	7	8.59	64	0.64%	1.45%	0.74%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus Reduced M&E )
	2016	3	$10.79	$30	0.12%	1.15%	(1.63)%
	2015	2	10.97	26	0.71%	1.15%	0.68%
	2014	3	10.90	28	—%	1.15%	3.46%
Guggenheim VT Multi-Hedge Strategies (Pinnacle Plus )
	2016	1	8.46	8	0.07%	1.67%	(2.14)%
	2015	3	8.65	22	0.60%	1.67%	0.15%
	2014	6	8.63	49	—%	1.67%	2.91%
	2013	18	8.39	147	—%	1.67%	(0.04)%
	2012	25	8.39	213	0.59%	1.67%	0.51%
Guggenheim VT Multi-Hedge Strategies (Pinnacle V )
	2016	10	8.66	86	0.10%	1.55%	(2.02)%
	2015	11	8.84	97	0.63%	1.55%	0.27%
	2014	16	8.82	143	—%	1.55%	3.04%
	2013	20	8.56	170	—%	1.55%	0.08%
	2012	24	8.55	205	0.69%	1.55%	0.63%
Guggenheim VT Long Short Equity (AdvantEdge )
	2016	2	9.92	16	—%	1.60%	(0.95)%
	2015	2	10.01	17	—%	1.60%	(0.36)%
	2014	2	10.05	20	—%	1.60%	1.15%
	2013	8	9.93	77	—%	1.60%	15.58%
	2012	4	8.60	37	—%	1.60%	2.75%
Guggenheim VT Long Short Equity (AnnuiChoice II )
	2016	6	10.33	59	—%	1.15%	(0.50)%
	2015	6	10.38	63	—%	1.15%	0.10%
	2014	8	10.37	80	—%	1.15%	1.61%
	2013	5	10.20	48	—%	1.15%	16.11%
	2012	5	8.79	43	—%	1.15%	3.23%
Guggenheim VT Long Short Equity (AnnuiChoice )
	2016	*-	10.17	2	—%	1.00%	(0.35)%
	2015	*-	10.21	2	—%	1.00%	0.25%
	2014	*-	10.18	4	—%	1.00%	1.77%
	2013	*-	10.00	*-	—%	1.00%	16.28%
	2012	*-	8.60	*-	—%	1.00%	3.38%
Guggenheim VT Long Short Equity (Grandmaster )
	2016	*-	9.86	2	—%	1.35%	(0.70)%
	2015	*-	9.93	2	—%	1.35%	(0.11)%
	2014	1	9.94	7	—%	1.35%	1.41%
	2012	*-	8.46	1	—%	1.35%	3.02%
Guggenheim VT Long Short Equity (IQ Annuity )
	2016	*-	9.78	1	—%	1.45%	(0.80)%
	2015	*-	9.85	1	—%	1.45%	(0.21)%
	2014	1	9.87	10	—%	1.45%	1.31%
Guggenheim VT Long Short Equity (Pinnacle )
	2016	1	9.86	11	—%	1.35%	(0.70)%
	2015	1	9.93	14	—%	1.35%	(0.11)%
	2014	3	9.94	26	—%	1.35%	1.41%
	2013	1	9.80	6	—%	1.35%	15.87%
	2012	1	8.46	5	—%	1.35%	3.02%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Guggenheim VT Long Short Equity (Pinnacle IV )
	2016	2	$10.05	$18	—%	1.45%	(0.80)%
	2015	2	10.13	20	—%	1.45%	(0.21)%
	2014	3	10.15	27	—%	1.45%	1.31%
	2013	2	10.02	16	—%	1.45%	15.76%
	2012	1	8.66	13	—%	1.45%	2.91%
Guggenheim VT Long Short Equity (Pinnacle Plus Reduced M&E )
	2016	1	11.71	7	—%	1.15%	(0.50)%
	2015	1	11.77	7	—%	1.15%	0.10%
	2014	1	11.76	13	—%	1.15%	1.61%
Guggenheim VT Long Short Equity (Pinnacle Plus )
	2016	*-	9.59	3	—%	1.67%	(1.02)%
	2015	*-	9.69	3	—%	1.67%	(0.43)%
	2014	3	9.73	33	—%	1.67%	1.08%
	2013	4	9.62	39	—%	1.67%	15.50%
	2012	6	8.33	49	—%	1.67%	2.68%
Guggenheim VT Long Short Equity (Pinnacle V )
	2016	6	9.96	56	—%	1.55%	(0.90)%
	2015	6	10.05	63	—%	1.55%	(0.31)%
	2014	7	10.08	72	—%	1.55%	1.20%
	2013	3	9.96	29	—%	1.55%	15.64%
	2012	5	8.62	41	—%	1.55%	2.81%
ETF Shares:
iShares Core US Aggregate Bond ETF (Varoom ® )
	2016	1	26.96	15	2.33%	1.75%	0.62%
	2015	1	26.79	16	2.25%	1.75%	(1.27)%
	2014	1	27.14	17	2.59%	1.75%	4.13%
	2013	1	26.06	17	2.59%	1.75%	(3.72)%
	2012	1	27.06	19	3.06%	1.75%	1.94%
iShares Core US Aggregate Bond ETF (Varoom GLWB 2)
	2016	1	25.66	37	2.33%	2.55%	(0.20)%
	2015	1	25.71	37	2.25%	2.55%	(2.07)%
	2014	1	26.26	39	2.60%	2.55%	3.29%
	2013	1	25.42	38	2.27%	2.55%	(4.50)%
	2012	1	26.62	36	2.76%	2.55%	1.11%
iShares Core US Aggregate Bond ETF (Varoom GLWB 3)
	2016	1	25.42	27	2.36%	1.90%	0.47%
	2015	1	25.30	15	2.00%	1.90%	(1.42)%
iShares Core US Aggregate Bond ETF (Varoom GLWB 5)
	2016	21	24.32	507	2.34%	2.75%	(0.40)%
	2015	23	24.42	552	2.27%	2.75%	(2.28)%
	2014	20	24.99	507	2.61%	2.75%	3.08%
	2013	16	24.24	385	2.31%	2.75%	(4.70)%
	2012	8	25.44	197	3.08%	2.75%	0.90%
iShares Intermediate Credit Bond ETF (Varoom GLWB 2)
	2016	*-	26.13	10	2.40%	2.55%	0.68%
	2015	*-	25.95	11	2.46%	2.55%	(2.02)%
	2014	*-	26.49	12	2.62%	2.55%	1.19%
	2013	*-	26.17	12	2.69%	2.55%	(2.88)%
	2012	*-	26.95	11	2.90%	2.55%	4.31%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Intermediate Credit Bond ETF (Varoom GLWB 3)
	2016	2	$26.44	$58	2.48%	1.90%	1.35%
	2015	1	26.09	26	2.47%	1.90%	(1.37)%
	2014	1	26.45	27	2.64%	1.90%	1.86%
	2013	1	25.96	21	4.85%	1.90%	(2.23)%
iShares Intermediate Credit Bond ETF (Varoom GLWB 5)
	2016	30	25.30	752	2.44%	2.75%	0.47%
	2015	20	25.18	494	2.48%	2.75%	(2.22)%
	2014	17	25.75	446	2.62%	2.75%	0.98%
	2013	11	25.50	279	2.47%	2.75%	(3.08)%
	2012	3	26.31	82	0.82%	2.75%	4.09%
iShares TIPS Bond ETF (Varoom GLWB 2)
	2016	1	25.20	19	1.47%	2.55%	2.01%
	2015	1	24.71	19	0.32%	2.55%	(4.26)%
	2014	1	25.81	19	1.64%	2.55%	0.95%
	2013	1	25.56	18	1.04%	2.55%	(10.78)%
	2012	1	28.65	17	2.67%	2.55%	3.62%
iShares TIPS Bond ETF (Varoom GLWB 3)
	2016	1	23.46	26	1.71%	1.90%	2.69%
	2015	*-	22.85	11	0.33%	1.90%	(3.62)%
	2014	*-	23.71	12	1.64%	1.90%	1.62%
	2013	*-	23.33	12	1.10%	1.90%	(10.19)%
	2012	*-	25.97	13	1.78%	1.90%	4.32%
iShares TIPS Bond ETF (Varoom GLWB 5)
	2016	3	22.45	63	1.49%	2.75%	1.80%
	2015	5	22.05	105	0.33%	2.75%	(4.46)%
	2014	4	23.08	102	1.68%	2.75%	0.74%
	2013	4	22.91	91	1.25%	2.75%	(10.97)%
	2012	3	25.73	68	3.65%	2.75%	3.41%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2016	*-	31.06	6	5.44%	1.75%	11.42%
	2015	*-	27.88	6	5.38%	1.75%	(6.69)%
	2014	*-	29.88	6	5.94%	1.75%	0.10%
	2013	*-	29.85	7	8.48%	1.75%	4.02%
	2012	*-	28.69	7	8.32%	1.75%	9.56%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2016	1	29.57	42	5.44%	2.55%	10.51%
	2015	1	26.76	38	5.42%	2.55%	(7.45)%
	2014	1	28.91	40	5.95%	2.55%	(0.71)%
	2013	1	29.12	42	6.50%	2.55%	3.17%
	2012	1	28.22	34	10.10%	2.55%	8.66%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 3)
	2016	3	30.41	98	5.43%	1.90%	11.25%
	2015	4	27.33	98	5.38%	1.90%	(6.83)%
	2014	4	29.34	113	5.85%	1.90%	(0.05)%
	2013	2	29.35	73	7.80%	1.90%	3.86%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 5)
	2016	5	$29.09	$155	5.44%	2.75%	10.29%
	2015	6	26.38	149	5.46%	2.75%	(7.64)%
	2014	5	28.56	134	5.99%	2.75%	(0.92)%
	2013	3	28.83	89	6.56%	2.75%	2.96%
	2012	2	28.00	52	5.69%	2.75%	8.44%
iShares S&P 500 Growth ETF (Varoom)
	2016	1	45.83	48	1.57%	1.75%	4.95%
	2015	1	43.67	48	1.50%	1.75%	3.52%
	2014	1	42.18	49	1.64%	1.75%	12.65%
	2013	1	37.44	30	1.75%	1.75%	30.62%
	2012	1	28.67	23	2.08%	1.75%	11.97%
iShares S&P 500 Growth ETF (Varoom GLWB 1)
	2016	3	44.17	146	1.57%	2.35%	4.31%
	2015	3	42.35	141	1.50%	2.35%	2.89%
	2014	3	41.16	143	1.39%	2.35%	11.97%
	2013	4	36.76	157	1.64%	2.35%	29.82%
	2012	5	28.31	130	1.81%	2.35%	11.28%
iShares S&P 500 Growth ETF (Varoom GLWB 2)
	2016	*-	43.63	10	1.58%	2.55%	4.09%
	2015	*-	41.91	9	1.49%	2.55%	2.68%
	2014	*-	40.82	10	1.43%	2.55%	11.74%
	2013	*-	36.53	9	1.61%	2.55%	29.56%
	2012	*-	28.20	8	2.23%	2.55%	11.05%
iShares S&P 500 Growth ETF (Varoom GLWB 3)
	2016	3	44.57	139	1.62%	1.90%	4.79%
	2015	2	42.53	97	1.60%	1.90%	3.37%
	2014	2	41.15	64	1.49%	1.90%	12.48%
	2013	1	36.58	30	2.86%	1.90%	30.42%
iShares S&P 500 Growth ETF (Varoom GLWB 4)
	2016	40	43.09	1,743	1.58%	2.55%	4.09%
	2015	38	41.39	1,573	1.57%	2.55%	2.68%
	2014	30	40.31	1,212	1.52%	2.55%	11.74%
	2013	18	36.08	664	1.63%	2.55%	29.56%
	2012	2	27.85	44	1.13%	2.55%	11.05%
iShares S&P 500 Growth ETF (Varoom GLWB 5)
	2016	2	42.64	78	1.63%	2.75%	3.88%
	2015	1	41.05	37	1.62%	2.75%	2.47%
	2014	*-	40.06	20	1.48%	2.75%	11.51%
	2013	*-	35.92	14	1.77%	2.75%	29.29%
iShares Core S&P 500 Index ETF (Varoom)
	2016	2	45.45	102	2.24%	1.75%	10.19%
	2015	2	41.24	103	2.11%	1.75%	(0.49)%
	2014	3	41.45	110	2.29%	1.75%	11.60%
	2013	2	37.14	59	2.11%	1.75%	30.56%
	2012	2	28.45	44	2.24%	1.75%	13.56%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P 500 Index ETF (Varoom GLWB 1)
	2016	21	$43.80	$939	2.20%	2.35%	9.52%
	2015	24	39.99	961	2.13%	2.35%	(1.09)%
	2014	25	40.44	1,003	1.88%	2.35%	10.92%
	2013	29	36.46	1,058	1.97%	2.35%	29.76%
	2012	33	28.09	935	2.28%	2.35%	12.86%
iShares Core S&P 500 Index ETF (Varoom GLWB 2)
	2016	1	43.27	30	2.23%	2.55%	9.30%
	2015	1	39.58	28	2.11%	2.55%	(1.30)%
	2014	1	40.10	31	1.85%	2.55%	10.69%
	2013	1	36.23	39	2.00%	2.55%	29.50%
	2012	1	27.98	39	2.29%	2.55%	12.63%
iShares Core S&P 500 Index ETF (Varoom GLWB 3)
	2016	14	45.44	644	2.36%	1.90%	10.03%
	2015	11	41.30	458	2.14%	1.90%	(0.64)%
	2014	11	41.56	437	1.98%	1.90%	11.43%
	2013	5	37.30	179	2.40%	1.90%	30.36%
	2012	1	28.61	22	1.62%	1.90%	13.34%
iShares Core S&P 500 Index ETF (Varoom GLWB 4)
	2016	448	43.93	19,683	2.23%	2.55%	9.30%
	2015	463	40.19	18,609	2.15%	2.55%	(1.30)%
	2014	431	40.72	17,548	2.00%	2.55%	10.69%
	2013	320	36.79	11,754	2.11%	2.55%	29.50%
	2012	146	28.41	4,141	2.64%	2.55%	12.59%
iShares Core S&P 500 Index ETF (Varoom GLWB 5)
	2016	31	43.47	1,327	2.26%	2.75%	9.07%
	2015	27	39.86	1,094	2.17%	2.75%	(1.50)%
	2014	24	40.46	956	2.01%	2.75%	10.46%
	2013	17	36.63	614	2.23%	2.75%	29.23%
	2012	6	28.34	165	2.71%	2.75%	12.36%
iShares S&P 500 Value Index ETF (Varoom GLWB 1)
	2016	1	42.65	29	2.12%	2.35%	14.55%
	2015	1	37.23	48	2.36%	2.35%	(5.56)%
	2014	1	39.42	50	2.22%	2.35%	9.53%
	2013	1	35.99	48	2.23%	2.35%	28.50%
	2012	1	28.01	41	2.54%	2.35%	14.73%
iShares S&P 500 Value Index ETF (Varoom GLWB 2)
	2016	*-	42.13	10	2.48%	2.55%	14.32%
	2015	*-	36.85	9	2.35%	2.55%	(5.75)%
	2014	*-	39.10	10	2.21%	2.55%	9.31%
	2013	*-	35.77	9	2.21%	2.55%	28.24%
	2012	*-	27.89	9	2.82%	2.55%	14.50%
iShares S&P 500 Value Index ETF (Varoom GLWB 3)
	2016	2	45.53	113	2.48%	1.90%	15.08%
	2015	3	39.56	102	2.40%	1.90%	(5.12)%
	2014	2	41.70	91	2.36%	1.90%	10.04%
	2013	1	37.90	39	3.21%	1.90%	29.10%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Value Index ETF (Varoom GLWB 4)
	2016	8	$44.02	$343	2.49%	2.55%	14.32%
	2015	8	38.50	304	2.35%	2.55%	(5.75)%
	2014	8	40.85	321	2.31%	2.55%	9.31%
	2013	6	37.37	237	2.33%	2.55%	28.24%
	2012	5	29.14	155	3.24%	2.55%	14.50%
iShares S&P 500 Value Index ETF (Varoom GLWB 5)
	2016	2	43.56	86	2.55%	2.75%	14.09%
	2015	2	38.18	94	2.36%	2.75%	(5.94)%
	2014	2	40.60	94	2.27%	2.75%	9.08%
	2013	2	37.22	70	2.36%	2.75%	27.98%
	2012	2	29.08	47	3.98%	2.75%	14.26%
iShares Core S&P MidCap Index ETF (Varoom)
	2016	1	44.66	56	1.78%	1.75%	18.57%
	2015	1	37.66	50	1.46%	1.75%	(4.00)%
	2014	1	39.23	54	1.58%	1.75%	7.77%
	2013	1	36.40	35	1.55%	1.75%	31.35%
	2012	1	27.71	27	1.61%	1.75%	16.03%
iShares Core S&P MidCap Index ETF (Varoom GLWB 1)
	2016	7	43.04	283	1.73%	2.35%	17.84%
	2015	8	36.52	283	1.47%	2.35%	(4.58)%
	2014	8	38.27	301	1.36%	2.35%	7.11%
	2013	9	35.73	314	1.41%	2.35%	30.55%
	2012	10	27.37	281	1.56%	2.35%	15.31%
iShares Core S&P MidCap Index ETF (Varoom GLWB 2)
	2016	2	42.51	100	1.78%	2.55%	17.60%
	2015	2	36.15	85	1.46%	2.55%	(4.78)%
	2014	2	37.96	94	1.37%	2.55%	6.89%
	2013	3	35.51	97	1.50%	2.55%	30.28%
	2012	3	27.26	79	2.28%	2.55%	15.08%
iShares Core S&P MidCap Index ETF (Varoom GLWB 3)
	2016	4	46.03	207	1.88%	1.90%	18.38%
	2015	4	38.88	141	1.49%	1.90%	(4.14)%
	2014	3	40.56	132	1.42%	1.90%	7.60%
	2013	2	37.69	57	1.81%	1.90%	31.15%
	2012	*-	28.74	4	1.13%	1.90%	15.85%
iShares Core S&P MidCap Index ETF (Varoom GLWB 4)
	2016	124	44.50	5,533	1.76%	2.55%	17.60%
	2015	133	37.84	5,041	1.50%	2.55%	(4.78)%
	2014	121	39.74	4,808	1.46%	2.55%	6.89%
	2013	85	37.18	3,147	1.51%	2.55%	30.28%
	2012	39	28.54	1,105	1.94%	2.55%	15.08%
iShares Core S&P MidCap Index ETF (Varoom GLWB 5)
	2016	10	44.04	448	1.78%	2.75%	17.36%
	2015	9	37.53	345	1.51%	2.75%	(4.97)%
	2014	8	39.49	310	1.47%	2.75%	6.67%
	2013	5	37.02	185	1.68%	2.75%	30.02%
	2012	2	28.47	45	2.17%	2.75%	14.84%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares Core S&P Small Cap Index ETF (Varoom)
	2016	1	$48.34	$40	1.43%	1.75%	24.39%
	2015	1	38.86	33	1.41%	1.75%	(3.78)%
	2014	1	40.39	36	1.39%	1.75%	3.92%
	2013	1	38.86	27	1.26%	1.75%	39.45%
	2012	1	27.87	19	1.91%	1.75%	13.89%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 1)
	2016	3	46.59	144	1.38%	2.35%	23.63%
	2015	4	37.68	141	1.41%	2.35%	(4.37)%
	2014	4	39.40	152	1.25%	2.35%	3.28%
	2013	4	38.15	158	1.12%	2.35%	38.60%
	2012	5	27.52	141	1.79%	2.35%	13.19%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 2)
	2016	1	46.01	56	1.43%	2.55%	23.38%
	2015	1	37.30	46	1.41%	2.55%	(4.56)%
	2014	1	39.08	50	1.27%	2.55%	3.07%
	2013	1	37.91	48	1.21%	2.55%	38.32%
	2012	1	27.41	38	2.71%	2.55%	12.96%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 3)
	2016	3	49.74	142	1.50%	1.90%	24.20%
	2015	2	40.05	88	1.48%	1.90%	(3.93)%
	2014	2	41.69	65	1.30%	1.90%	3.76%
	2013	1	40.18	35	1.43%	1.90%	39.24%
	2012	*-	28.85	2	1.48%	1.90%	13.70%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 4)
	2016	59	48.09	2,824	1.40%	2.55%	23.38%
	2015	65	38.98	2,522	1.43%	2.55%	(4.56)%
	2014	60	40.84	2,436	1.35%	2.55%	3.07%
	2013	40	39.62	1,581	1.21%	2.55%	38.32%
	2012	19	28.65	556	2.26%	2.55%	12.94%
iShares Core S&P Small Cap Index ETF (Varoom GLWB 5)
	2016	8	47.59	386	1.43%	2.75%	23.13%
	2015	8	38.65	296	1.44%	2.75%	(4.76)%
	2014	7	40.58	272	1.42%	2.75%	2.86%
	2013	3	39.46	125	1.32%	2.75%	38.03%
	2012	1	28.58	23	2.64%	2.75%	12.71%
iShares International Treasury Bond (Varoom)
	2016	1	22.30	17	0.63%	1.75%	(0.91)%
	2015	1	22.50	17	0.11%	1.75%	(8.86)%
	2014	1	24.69	19	1.40%	1.75%	(4.43)%
	2013	*-	25.83	12	2.12%	1.75%	(2.80)%
	2012	*-	26.58	13	2.61%	1.75%	3.64%
iShares International Treasury Bond (Varoom GLWB 1)
	2016	6	21.49	132	0.65%	2.35%	(1.51)%
	2015	7	21.82	146	0.12%	2.35%	(9.42)%
	2014	6	24.09	148	1.33%	2.35%	(5.01)%
	2013	6	25.36	153	1.77%	2.35%	(3.39)%
	2012	5	26.25	139	2.31%	2.35%	3.01%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares International Treasury Bond (Varoom GLWB 3)
	2016	2	$22.13	$40	0.85%	1.90%	(1.06)%
	2015	1	22.36	27	0.12%	1.90%	(9.00)%
	2014	1	24.58	31	1.28%	1.90%	(4.57)%
	2013	*-	25.75	9	1.52%	1.90%	(2.94)%
	2012	*-	26.54	2	0.30%	1.90%	3.48%
iShares International Treasury Bond (Varoom GLWB 4)
	2016	120	21.39	2,573	0.66%	2.55%	(1.71)%
	2015	118	21.77	2,557	0.12%	2.55%	(9.60)%
	2014	96	24.08	2,313	1.31%	2.55%	(5.21)%
	2013	60	25.40	1,526	1.64%	2.55%	(3.59)%
	2012	21	26.35	543	1.25%	2.55%	2.80%
iShares International Treasury Bond (Varoom GLWB 5)
	2016	*-	21.17	3	0.69%	2.75%	(1.92)%
	2015	*-	21.58	3	0.11%	2.75%	(9.79)%
	2014	*-	23.93	3	1.34%	2.75%	(5.40)%
	2013	*-	25.29	3	1.91%	2.75%	(3.78)%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2016	*-	41.43	8	2.22%	1.75%	10.03%
	2015	*-	37.65	8	2.28%	1.75%	(3.64)%
	2014	*-	39.07	8	2.05%	1.75%	8.14%
	2013	*-	36.13	8	2.67%	1.75%	27.22%
	2012	*-	28.40	7	3.05%	1.75%	9.11%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2016	7	39.44	295	2.22%	2.55%	9.13%
	2015	8	36.14	278	2.28%	2.55%	(4.42)%
	2014	8	37.81	296	2.05%	2.55%	7.26%
	2013	8	35.25	290	2.09%	2.55%	26.18%
	2012	9	27.93	239	3.18%	2.55%	8.22%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 3)
	2016	6	39.98	258	2.25%	1.90%	9.86%
	2015	6	36.39	218	2.29%	1.90%	(3.79)%
	2014	6	37.82	219	2.12%	1.90%	7.98%
	2013	4	35.03	131	2.90%	1.90%	27.02%
	2012	*-	27.58	7	2.64%	1.90%	8.95%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 5)
	2016	25	38.25	939	2.22%	2.75%	8.91%
	2015	26	35.12	905	2.32%	2.75%	(4.62)%
	2014	23	36.82	847	2.13%	2.75%	7.04%
	2013	16	34.40	550	2.25%	2.75%	25.92%
	2012	8	27.32	222	3.54%	2.75%	8.00%
Vanguard Emerging Markets Index Fund ETF (Varoom)
	2016	1	20.06	20	2.58%	1.75%	10.22%
	2015	1	18.20	18	2.73%	1.75%	(17.29)%
	2014	1	22.00	22	2.63%	1.75%	(1.80)%
	2013	1	22.40	22	2.78%	1.75%	(6.43)%
	2012	1	23.94	24	2.58%	1.75%	19.52%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 2)
	2016	4	$19.09	$70	2.52%	2.55%	9.33%
	2015	4	17.46	67	2.77%	2.55%	(17.97)%
	2014	3	21.29	71	2.60%	2.55%	(2.60)%
	2013	3	21.86	72	2.72%	2.55%	(7.19)%
	2012	3	23.55	64	5.61%	2.55%	18.55%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 3)
	2016	3	23.33	63	2.55%	1.90%	10.06%
	2015	3	21.20	63	2.71%	1.90%	(17.42)%
	2014	3	25.67	79	2.63%	1.90%	(1.95)%
	2013	3	26.18	82	4.64%	1.90%	(6.57)%
	2012	*-	28.02	7	4.31%	1.90%	19.34%
Vanguard Emerging Markets Index Fund ETF (Varoom GLWB 5)
	2016	10	22.32	233	2.56%	2.75%	9.10%
	2015	10	20.46	197	2.84%	2.75%	(18.14)%
	2014	7	24.99	181	2.85%	2.75%	(2.80)%
	2013	3	25.71	89	3.80%	2.75%	(7.38)%
	2012	1	27.76	22	3.80%	2.75%	18.30%
Vanguard Developed Markets Index FundETF (Varoom)
	2016	1	27.59	26	3.07%	1.75%	0.85%
	2015	1	27.36	26	2.71%	1.75%	(2.10)%
	2014	1	27.95	27	3.35%	1.75%	(7.65)%
	2013	1	30.26	21	3.15%	1.75%	19.98%
	2012	1	25.22	18	3.55%	1.75%	19.93%
Vanguard Developed Markets Index FundETF (Varoom GLWB 1)
	2016	5	26.59	138	3.08%	2.35%	0.24%
	2015	5	26.53	143	2.70%	2.35%	(2.70)%
	2014	5	27.26	145	3.38%	2.35%	(8.21)%
	2013	5	29.70	157	2.75%	2.35%	19.25%
	2012	6	24.91	144	6.94%	2.35%	19.19%
Vanguard Developed Markets Index FundETF (Varoom GLWB 2)
	2016	*-	26.26	3	3.09%	2.55%	0.03%
	2015	*-	26.26	3	2.61%	2.55%	(2.90)%
	2014	*-	27.04	4	3.34%	2.55%	(8.40)%
	2013	*-	29.52	7	2.77%	2.55%	19.00%
	2012	*-	24.81	8	3.26%	2.55%	18.95%
Vanguard Developed Markets Index FundETF (Varoom GLWB 3)
	2016	2	30.97	47	3.29%	1.90%	0.70%
	2015	1	30.75	33	2.70%	1.90%	(2.25)%
	2014	1	31.46	32	3.47%	1.90%	(7.79)%
	2013	*-	34.12	8	2.24%	1.90%	19.80%
	2012	*-	28.48	2	1.93%	1.90%	19.74%
Vanguard Developed Markets Index FundETF (Varoom GLWB 4)
	2016	89	29.94	2,679	3.09%	2.55%	0.03%
	2015	85	29.93	2,531	2.74%	2.55%	(2.90)%
	2014	74	30.83	2,293	3.43%	2.55%	(8.40)%
	2013	47	33.65	1,567	2.82%	2.55%	19.00%
	2012	20	28.28	563	5.07%	2.55%	18.95%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Developed Markets Index FundETF (Varoom GLWB 5)
	2016	6	$29.63	$164	3.16%	2.75%	(0.17)%
	2015	5	29.68	138	2.75%	2.75%	(3.10)%
	2014	3	30.63	103	3.39%	2.75%	(8.59)%
	2013	1	33.51	41	2.79%	2.75%	18.76%
	2012	*-	28.22	4	5.87%	2.75%	18.70%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2016	1	30.49	17	3.21%	1.75%	3.41%
	2015	1	29.49	17	3.26%	1.75%	(0.85)%
	2014	1	29.74	18	3.34%	1.75%	5.77%
	2013	1	28.12	18	4.23%	1.75%	(3.82)%
	2012	1	29.23	20	4.26%	1.75%	8.74%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2016	1	29.03	30	3.22%	2.55%	2.57%
	2015	1	28.30	30	3.27%	2.55%	(1.65)%
	2014	1	28.78	30	3.36%	2.55%	4.91%
	2013	1	27.43	29	3.89%	2.55%	(4.60)%
	2012	1	28.75	28	3.83%	2.55%	7.86%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 3)
	2016	2	28.64	59	3.28%	1.90%	3.25%
	2015	1	27.74	36	3.27%	1.90%	(1.00)%
	2014	1	28.02	38	3.40%	1.90%	5.61%
	2013	1	26.53	24	6.45%	1.90%	(3.96)%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 5)
	2016	*-	27.40	11	3.23%	2.75%	2.36%
	2015	*-	26.77	10	3.31%	2.75%	(1.86)%
	2014	*-	27.28	9	3.36%	2.75%	4.69%
	2013	*-	26.05	9	4.47%	2.75%	(4.80)%
	2012	*-	27.37	8	2.80%	2.75%	7.63%
Vanguard Large-Cap Index ETF (Varoom)
	2016	*-	44.88	9	2.10%	1.75%	9.81%
	2015	*-	40.87	9	1.92%	1.75%	(0.74)%
	2014	*-	41.17	9	1.82%	1.75%	11.38%
	2013	*-	36.96	9	2.52%	1.75%	30.88%
	2012	*-	28.24	7	2.90%	1.75%	13.64%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2016	3	42.72	142	2.11%	2.55%	8.92%
	2015	3	39.22	128	1.91%	2.55%	(1.55)%
	2014	3	39.84	137	1.80%	2.55%	10.48%
	2013	4	36.06	140	2.04%	2.55%	29.82%
	2012	4	27.78	109	3.58%	2.55%	12.71%
Vanguard Large-Cap Index ETF (Varoom GLWB 3)
	2016	1	45.16	53	2.10%	1.90%	9.65%
	2015	1	41.18	49	2.00%	1.90%	(0.89)%
	2014	1	41.55	35	1.97%	1.90%	11.21%
	2013	*-	37.36	14	2.66%	1.90%	30.68%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Large-Cap Index ETF (Varoom GLWB 5)
	2016	11	$43.20	$496	2.11%	2.75%	8.70%
	2015	10	39.75	405	1.95%	2.75%	(1.75)%
	2014	9	40.45	352	1.93%	2.75%	10.25%
	2013	6	36.69	216	2.15%	2.75%	29.55%
	2012	4	28.32	99	2.78%	2.75%	12.48%
Vanguard Mega Cap Index ETF (Varoom)
	2016	1	45.49	30	2.27%	1.75%	9.95%
	2015	1	41.37	28	2.07%	1.75%	(0.34)%
	2014	1	41.52	29	1.91%	1.75%	11.35%
	2013	1	37.28	28	2.30%	1.75%	30.42%
	2012	1	28.59	22	2.57%	1.75%	13.43%
Vanguard Mega Cap Index ETF (Varoom GLWB 2)
	2016	*-	43.31	14	2.26%	2.55%	9.06%
	2015	*-	39.71	13	2.07%	2.55%	(1.15)%
	2014	*-	40.17	14	1.90%	2.55%	10.45%
	2013	*-	36.37	13	2.05%	2.55%	29.36%
	2012	*-	28.12	11	2.28%	2.55%	12.50%
Vanguard Mega Cap Index ETF (Varoom GLWB 5)
	2016	2	43.39	82	2.27%	2.75%	8.84%
	2015	2	39.87	83	2.07%	2.75%	(1.36)%
	2014	2	40.42	86	2.11%	2.75%	10.22%
	2013	1	36.67	48	2.06%	2.75%	29.10%
	2012	1	28.40	29	4.01%	2.75%	12.27%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2016	1	41.40	49	4.85%	2.55%	5.85%
	2015	1	39.11	45	3.86%	2.55%	(0.19)%
	2014	1	39.18	47	3.86%	2.55%	27.02%
	2013	1	30.85	41	4.41%	2.55%	(0.11)%
	2012	1	30.88	34	6.06%	2.55%	14.29%
Vanguard REIT Index ETF (Varoom GLWB 3)
	2016	1	41.84	55	5.09%	1.90%	6.56%
	2015	1	39.27	40	4.19%	1.90%	0.48%
	2014	1	39.08	30	4.13%	1.90%	27.86%
	2013	1	30.56	18	6.15%	1.90%	0.56%
	2012	*-	30.39	6	3.83%	1.90%	15.05%
Vanguard REIT Index ETF (Varoom GLWB 5)
	2016	7	40.03	274	4.82%	2.75%	5.64%
	2015	6	37.90	220	3.96%	2.75%	(0.39)%
	2014	5	38.05	198	4.06%	2.75%	26.76%
	2013	5	30.01	136	5.38%	2.75%	(0.31)%
	2012	1	30.11	38	5.03%	2.75%	14.05%
Vanguard Total Bond Market Index ETF (Varoom)
	2016	2	27.00	63	2.40%	1.75%	0.73%
	2015	2	26.80	67	2.43%	1.75%	(1.19)%
	2014	3	27.13	71	2.43%	1.75%	4.05%
	2013	1	26.07	19	2.97%	1.75%	(3.89)%
	2012	1	27.13	19	3.51%	1.75%	2.05%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

Separate Account I
of
National Integrity Life Insurance Company
Notes to Financial Statements (continued)

4. Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Subaccount	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2016	36	$ 26.02	$946	2.40%	2.35%	0.11%
	2015	39	25.99	1,016	2.43%	2.35%	(1.80)%
	2014	39	26.47	1,043	2.52%	2.35%	3.41%
	2013	42	25.59	1,063	2.69%	2.35%	(4.48)%
	2012	36	26.79	964	3.43%	2.35%	1.43%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2016	15	25.70	391	2.40%	2.55%	(0.09)%
	2015	15	25.73	390	2.52%	2.55%	(2.00)%
	2014	15	26.25	404	2.52%	2.55%	3.20%
	2013	16	25.44	399	2.88%	2.55%	(4.67)%
	2012	13	26.68	335	4.74%	2.55%	1.22%
Vanguard Total Bond Market Index ETF (Varoom GLWB 3)
	2016	18	25.38	455	2.45%	1.90%	0.57%
	2015	14	25.24	341	2.50%	1.90%	(1.34)%
	2014	13	25.58	340	2.55%	1.90%	3.89%
	2013	9	24.62	211	3.54%	1.90%	(4.04)%
	2012	1	25.66	14	2.21%	1.90%	1.90%
Vanguard Total Bond Market Index ETF (Varoom GLWB 4)
	2016	753	24.54	18,466	2.41%	2.55%	(0.09)%
	2015	730	24.56	17,933	2.44%	2.55%	(2.00)%
	2014	655	25.06	16,426	2.56%	2.55%	3.20%
	2013	437	24.29	10,602	2.72%	2.55%	(4.67)%
	2012	148	25.48	3,767	3.49%	2.55%	1.22%
Vanguard Total Bond Market Index ETF (Varoom GLWB 5)
	2016	58	24.28	1,398	2.41%	2.75%	(0.30)%
	2015	53	24.36	1,288	2.45%	2.75%	(2.20)%
	2014	45	24.90	1,126	2.58%	2.75%	2.99%
	2013	26	24.18	634	2.81%	2.75%	(4.87)%
	2012	10	25.42	247	3.99%	2.75%	1.01%
Vanguard Short Term Bond ETF (Varoom GLWB 3)
	2016	3	24.02	66	1.46%	1.90%	(0.59)%
	2015	3	24.16	62	1.29%	1.90%	(0.99)%
	2014	3	24.40	69	1.21%	1.90%	(0.56)%
	2013	3	24.54	71	2.18%	1.90%	(1.76)%
Vanguard Short Term Bond ETF (Varoom GLWB 5)
	2016	1	23.06	30	1.46%	2.75%	(1.45)%
	2015	1	23.40	28	1.31%	2.75%	(1.85)%
	2014	1	23.84	26	1.22%	2.75%	(1.42)%
	2013	1	24.18	19	1.47%	2.75%	(2.61)%
	2012	1	24.83	18	0.76%	2.75%	(0.67)%

(1) Results for periods of less than one year have been annualized.
(2) Results for periods of less than one year have not been annualized.
* - Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

National Integrity Life Insurance Company
Years Ended December 31, 2016, 2015 and 2014
With Report of Independent Auditors

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2016, 2015 and 2014

Report of Independent Auditors

The Board of Directors
National Integrity Life Insurance Company

We have audited the accompanying statutory-basis financial statements of National Integrity Life Insurance Company, which comprise the balance sheets as of December 31, 2016 and 2015, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2016, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, to meet the requirements of New York, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.

Opinion on Statutory-Basis of Accounting
However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance.

Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole. The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2017

2

National Integrity Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2016	2015
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$2,518,863	$2,569,903
Preferred and common stocks	33,549	38,971
Mortgage loans	134,490	85,473
Policy loans	47,413	46,485
Cash, cash equivalents and short-term investments	23,282	1,363
Receivable for securities	4,560	5,961
Securities lending reinvested collateral assets	49,243	80,810
Other invested assets	68,885	60,744
Total cash and invested assets	2,880,285	2,889,710

Investment income due and accrued	24,961	26,209
Current federal income taxes recoverable	—	898
Net deferred income tax asset	4,845	6,862
Receivables from parent, subsidiaries and affiliates	—	202
Other admitted assets	2,964	3,716
Separate account assets	1,779,754	1,811,380
Total admitted assets	$4,692,809	$4,738,977

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,385,357	$2,369,617
Liability for deposit-type contracts	83,938	86,182
Policy and contract claims	380	95
Total policy and contract liabilities	2,469,675	2,455,894

General expense due and accrued	12	11
Current federal income taxes payable	3,953	—
Transfer to (from) separate accounts due and accrued, net	(19,525)	(24,092)
Asset valuation reserve	45,352	47,827
Other liabilities	5,083	10,505
Payable for securities lending	49,243	80,810
Separate account liabilities	1,779,754	1,811,380
Total liabilities	4,333,547	4,382,335

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated surplus	45,034	42,414
Total capital and surplus	359,262	356,642
Total liabilities and capital and surplus	$4,692,809	$4,738,977

See accompanying notes.

3

National Integrity Life Insurance Company
Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2016	2015	2014
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$279,849	$255,143	$247,052
Net investment income	122,897	122,841	132,215
Considerations for supplementary contracts with life contingencies	11,422	14,858	15,431
Amortization of the interest maintenance reserve	260	1,318	1,610
Fees from management of separate accounts	6,817	7,034	7,013
Other revenues	1,091	1,088	1,210
Total premiums and other revenues	422,336	402,282	404,531

Benefits paid or provided:
Death benefits	4,103	3,025	2,864
Annuity benefits	105,764	99,807	100,280
Surrender benefits	323,351	350,754	359,117
Payments on supplementary contracts with life contingencies	8,406	8,911	6,787
Increase (decrease) in policy reserves and other policyholders’ funds	17,380	25,613	51,276
Total benefits paid or provided	459,004	488,110	520,324

Insurance expenses and other deductions:
Commissions	13,920	14,840	15,203
General expenses	14,124	15,220	11,556
Net transfers to (from) separate accounts	(116,481)	(167,647)	(209,500)
Other deductions	550	854	638
Total insurance expenses and other deductions	(87,887)	(136,733)	(182,103)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	51,219	50,905	66,310
Federal income tax expense (benefit), excluding tax on capital gains	17,171	16,016	19,967
Gain (loss) from operations before net realized capital gains (losses)	34,048	34,889	46,343
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(288)	(591)	1,994
Net income (loss)	$33,760	$34,298	$48,337

See accompanying notes.

4

National Integrity Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2014	$2,000	$312,228	$6,747	$320,975
Net income (loss)	—	—	48,337	48,337
Change in net deferred income tax	—	—	(6,766)	(6,766)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($1,368))	—	—	(2,540)	(2,540)
Net change in nonadmitted assets and related items	—	—	17,455	17,455
Change in asset valuation reserve	—	—	6,578	6,578
Dividends to stockholder	—	—	(6,500)	(6,500)
Balance, December 31, 2014	2,000	312,228	63,311	377,539
Net income (loss)	—	—	34,298	34,298
Change in net deferred income tax	—	—	6,597	6,597
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $1,973)	—	—	3,664	3,664
Net change in nonadmitted assets and related items	—	—	(10,379)	(10,379)
Change in asset valuation reserve	—	—	(2,896)	(2,896)
Change in reserve due to change in valuation basis	—	—	(15,181)	(15,181)
Dividends to stockholder	—	—	(37,000)	(37,000)
Balance, December 31, 2015	2,000	312,228	42,414	356,642
Net income (loss)	—	—	33,760	33,760
Change in net deferred income tax	—	—	1,992	1,992
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($243))	—	—	(259)	(259)
Net change in nonadmitted assets and related items	—	—	(1,155)	(1,155)
Change in asset valuation reserve	—	—	2,475	2,475
Change in surplus in separate accounts	—	—	(193)	(193)
Dividends to stockholder	—	—	(34,000)	(34,000)
Balance, December 31, 2016	$2,000	$312,228	$45,034	$359,262

See accompanying notes.

5

National Integrity Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2016	2015	2014
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$291,270	$270,000	$262,483
Net investment income received	130,141	127,302	128,513
Benefits paid	(442,981)	(463,650)	(470,890)
Net transfers from (to) separate accounts	121,688	168,718	207,885
Commissions and expense paid	(28,012)	(30,909)	(29,912)
Federal income taxes recovered (paid)	(16,938)	(22,282)	(22,030)
Other, net	7,909	8,122	8,223
Net cash from (for) operations	63,077	57,301	84,272

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	511,496	362,177	547,248
Preferred and common stocks	10,954	—	5
Mortgage loans	1,634	339	22,752
Other invested assets	5,572	16,242	22,304
Net gains (losses) on cash, cash equivalents and short-term investments	1	1	3
Miscellaneous proceeds	32,970	277	—
Net proceeds from investments sold, matured or repaid	562,627	379,036	592,312

Cost of investments acquired:
Debt securities	(466,448)	(363,737)	(630,060)
Preferred and common stocks	(5,636)	(5,000)	(1,223)
Mortgage loans	(50,650)	(50,480)	(19,723)
Other invested assets	(7,314)	(188)	(20,779)
Miscellaneous applications	—	(22,919)	(22,588)
Total cost of investments acquired	(530,048)	(442,324)	(694,373)

Net change in policy and other loans	(928)	(1,819)	(1,775)
Net cash from (for) investments	31,651	(65,107)	(103,836)

Financing and miscellaneous activities
Net deposits on deposit-type contract funds and other insurance liabilities	(2,244)	2,808	10,237
Dividends paid to stockholder	(34,000)	(37,000)	(6,500)
Other cash provided (applied)	(36,565)	23,291	19,147
Net cash from (for) financing and miscellaneous sources	(72,809)	(10,901)	22,884

Net change in cash, cash equivalents and short-term investments	21,919	(18,707)	3,320
Cash, cash equivalents and short-term investments:
Beginning of year	1,363	20,070	16,750
End of year	$23,282	$1,363	$20,070

See accompanying notes.

6

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

1. Nature of Operations and Significant Accounting Policies
National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. The Company also offers interest-sensitive life insurance products. For the year ended December 31, 2016, approximately 94.1% of the gross premiums and annuity considerations for the Company were derived from New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of New York. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

7

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•	The extent and length of time the fair value has been below the book/adjusted carrying value;

•	The reasons for the decline in value;

•	Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•
For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•
For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•	For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

8

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets and negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

9

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value

10

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks, other than Federal Home Loan Bank (FHLB) stock, are unrestricted and reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes. FHLB stock is carried at cost and is restricted. At December 31, 2016 and 2015, the Company owned $5.6 million and $0.0 million, of FHLB stock, respectively. The FHLB stock is held in conjunction with the issuance of deposit contracts to the FHLB. See Note 9 for further description.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.

11

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.
Contracts issued that do not incorporate mortality or morbidity risk, such as guaranteed interest contracts, are accounted for as deposit-type contracts. Amounts received as payments and amounts withdrawn on deposit-type contracts are recorded directly to the liability for deposit-type contracts.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

12

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2016, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value is $48.1 million and $34.9 million in the general and separate account, respectively. At December 31, 2015, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value is $79.0 million and $34.4 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2016 and 2015, the Company did not nonadmit any portion of the loaned securities.
The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is managed by Deutsche Bank, an unaffiliated agent. At December 31, 2016 and 2015, collateral managed by an unaffiliated agent, which approximated $49.2 million and $80.8 million, respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheets.
At December 31, 2016, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2016 and 2015, the fair value of the total collateral in the general account was $49.2 million and $80.8 million, respectively. The fair value of the total collateral in the separate account was $35.6 million and $35.3 million at December 31, 2016 and 2015, respectively, which was all managed by an unaffiliated agent.

13

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The aggregate collateral broken out by maturity date is as follows at December 31, 2016:

	Amortized Cost	Fair Value
(In Thousands)

Open	$—	$—
30 days or less	84,873	84,873
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Total collateral	$84,873	$84,873

At December 31, 2016, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $49.2 million and $35.6 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.
Separate Accounts
Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. These separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy-related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.
Federal Income Taxes
Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate

14

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

return method based upon a written tax-sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax-sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Accounting Changes
Effective January 1, 2015, the Company updated its valuation methodology on certain structured settlement reserves.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company has recorded $15.2 million directly as a decrease to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis on the statements of changes in capital and surplus.
Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2017.

15

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

2. Investments
The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$8,242	$362	$(2)	$8,602
Debt securities issued by states of the U.S. and political subdivisions of the states	9,450	548	—	9,998
Corporate securities	1,705,219	73,437	(9,772)	1,768,884
Commercial mortgage-backed securities	241,086	5,507	(1,065)	245,528
Residential mortgage-backed securities	295,128	16,843	(3,159)	308,812
Asset-backed securities	259,738	4,009	(3,145)	260,602
Total	$2,518,863	$100,706	$(17,143)	$2,602,426

At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$8,235	$440	$(5)	$8,670
Debt securities issued by states of the U.S. and political subdivisions of the states	10,457	709	(19)	11,147
Corporate securities	1,733,996	75,497	(47,093)	1,762,400
Commercial mortgage-backed securities	255,622	5,079	(880)	259,821
Residential mortgage-backed securities	326,981	19,676	(3,048)	343,609
Asset-backed securities	234,612	3,385	(1,863)	236,134
Total	$2,569,903	$104,786	$(52,908)	$2,621,781
Included in the Company’s investments in debt securities are investments that meet the definition of structured notes. The book/adjusted carrying value and fair value of these investments are $12.2 million and $17.1 million, respectively, at December 31, 2016. The book/adjusted carrying value and fair value of these investments are $11.9 million and $16.0 million, respectively, at December 31, 2015. These investments do not meet the definition of mortgage-referenced securities.
At December 31, 2016 and 2015, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $178.7 million and $187.1 million, respectively, and an aggregate fair value of $184.1 million and $181.4 million, respectively. As of December 31, 2016 and 2015, such holdings amount to 7.1% and 7.3%, respectively, of the Company’s investment in debt securities and 3.8% and 4.0%, respectively, of the Company’s total admitted assets. The Company performs periodic

16

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.
Unrealized gains and losses on investments in unaffiliated common stocks are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
Preferred stocks	$6,139	$62	$(28)	$6,173

Common stocks, unaffiliated	$18,139	$9,271	$—	$27,410

At December 31, 2015:
Preferred stocks	$6,139	$110	$(118)	$6,131

Common stocks, unaffiliated	$18,612	$14,220	$—	$32,832
The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(2)	$2,456	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(5,941)	272,432	(3,831)	57,638
Commercial mortgage-backed securities(1)	(926)	58,775	(139)	2,381
Residential mortgage-backed securities(1)	(1,371)	66,130	(1,788)	16,818
Asset-backed securities(1)	(3,075)	148,867	(70)	3,738
Total	$(11,315)	$548,660	$(5,828)	$80,575

Preferred stocks	$(28)	$656	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.

17

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months

	Unrealized	Fair	Unrealized	Fair
	Losses	Value	Losses	Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(5)	$2,445	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(19)	981	—	—
Corporate securities	(35,972)	470,651	(11,121)	32,877
Commercial mortgage-backed securities(1)	(752)	64,717	(128)	2,419
Residential mortgage-backed securities(1)	(949)	48,055	(2,099)	32,262
Asset-backed securities(1)	(1,447)	72,399	(416)	40,869
Total	$(39,144)	$659,248	$(13,764)	$108,427

Preferred stocks	$(118)	$4,882	$—	$—
Common stocks, unaffiliated	$—	$—	$—	$—
(1) Amounts relate to securities subject to SSAP 43R.
Investments that are impaired at December 31, 2016 and 2015, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and residential mortgage-backed securities. The aggregated unrealized loss is approximately 2.7% and 6.4% of the carrying value of securities considered temporarily impaired at December 31, 2016 and 2015, respectively.
At December 31, 2016, there were a total of 217 securities held that are considered temporarily impaired, of which 59 have been impaired for 12 months or longer. At December 31, 2015, there were a total of 303 securities held that are considered temporarily impaired, of which 60 have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $1.4 million, $2.1 million, and $0.3 million for the years ended December 31, 2016, 2015 and 2014, respectively.

18

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The following is a list of each loan-backed security held at December 31, 2016, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2016, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/ Adjusted Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment

(In Thousands)
For the year ended, December 31, 2016:

3622MP-AP-3	$33	$26	$7	$26	$23	9/30/2016
32051G-RW-7	867	856	11	856	839	12/31/2016
116663-AC-9	1,390	723	667	723	445	12/31/2016
60467M-AC-5	1,959	1,666	293	1,666	1,666	12/31/2016
Total	XXX	XXX	$978	XXX	XXX

The Company had no OTTI on loan-backed securities for the year ended December 31, 2016, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.
A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2016, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$92,496	$94,153
After one through five	694,176	722,258
After five through ten	719,782	730,111
After ten	216,457	240,962
Mortgage-backed securities/asset-backed securities	795,952	814,942
Total	$2,518,863	$2,602,426

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from the sales of investments in debt securities during 2016, 2015 and 2014 were $174.6 million, $118.1 million, and $195.5 million; gross gains of $6.9 million, $5.0 million, and $6.1 million and gross

19

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

losses of $4.1 million, $3.9 million, and $2.3 million were realized on these sales in 2016, 2015, and 2014, respectively.
Proceeds from the sales of investments in equity securities during 2016, 2015 and 2014 were $11.0 million, $0.0 million, and $0.0 million; gross gains of $4.8 million, $0.0 million, and $0.0 million and gross losses of $0.0 million, $0.0 million, and $0.0 million were realized on these sales in 2016, 2015 and 2014, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2016	2015	2014
	(In Thousands)

Realized capital gains (losses)	$6,801	$(1,919)	$6,545
Less amount transferred to IMR (net of related taxes (benefits) of $1,330 in 2016, $(1,131) in 2015, and $1,077 in 2014)	2,470	(2,100)	1,999
Less federal income tax expense (benefit) of realized capital gains (losses)	4,619	772	2,552
Net realized capital gains (losses)	$(288)	$(591)	$1,994

Net investment income was generated from the following for the years ended December 31:

	2016	2015	2014
	(In Thousands)

Debt securities	$114,010	$115,566	$118,617
Equity securities	650	638	414
Mortgage loans	4,558	2,869	2,707
Policy loans	3,691	3,576	2,908
Cash, cash equivalents and short-term investments	72	57	44
Other invested assets	1,984	2,307	9,388
Other	263	137	461
Gross investment income	125,228	125,150	134,539
Investment expenses	2,331	2,309	2,324
Net investment income	$122,897	$122,841	$132,215

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2016, 53.0% of such mortgages, or $71.3 million, involved properties located in Massachusetts and Texas. Such investments consist primarily of first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $26.7 million. During 2016, the respective minimum and maximum lending rates for mortgage loans issued were 3.80% and 4.60%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2016, the Company did not reduce interest rates on any outstanding mortgages.

20

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

3. Fair Values of Financial Instruments
Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include municipal bonds and initially rated NAIC 6 residential mortgage-backed securities representing senior and subordinated tranches in securitization trusts containing residential mortgage loans, including those which are part of the Company's separate account assets. The Company determined fair value through the use of third-party pricing services utilizing market observable inputs.

•	Level 3 - Significant unobservable inputs for the asset or liability. The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 3.
Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be

21

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.
Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

22

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.
Separate Account Liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contract holders and the Company.
Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets
	(Liabilities)
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2016
Assets:
Residential mortgage-backed securities	$126	$—	$126	$—
Common stocks, unaffiliated	21,774	21,774	—	—
Separate account assets*	403,914	374,311	29,603	—
Total assets	$425,814	$396,085	$29,729	$—

At December 31, 2015
Assets:
Common stocks, unaffiliated	$32,832	$32,832	$—	$—
Separate account assets*	378,181	378,181	—	—
Total assets	$411,013	$411,013	$—	$—

*
Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost, with the exception of securities rated NAIC 6 where the security’s fair value is below amortized cost.

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.

23

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2016 and 2015.
The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2016
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$2,518,863	$2,602,426	$8,601	$2,522,630	$71,195
Common stock, unaffiliated**	27,410	27,410	27,410	—	—
Preferred stock	6,139	6,173	—	1,118	5,055
Mortgage loans	134,490	132,659	—	—	132,659
Cash, cash equivalents and short-term investments	23,282	23,282	23,282	—	—
Other invested assets, surplus notes	3,054	3,360	—	3,360	—
Securities lending reinvested collateral assets	49,243	49,243	49,243	—	—
Separate account assets	1,779,754	1,822,311	427,024	1,239,516	155,771

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,942,616)	$(2,049,672)	$—	$—	$(2,049,672)
Securities lending liability	(49,243)	(49,243)	—	(49,243)	—
Separate account liabilities*	(1,328,047)	(1,395,927)	—	—	(1,395,927)

	December 31, 2015
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$2,569,903	$2,621,780	$8,670	$2,541,361	$71,749
Common stock, unaffiliated	32,832	32,832	32,832	—	—
Preferred stock	6,139	6,131	—	1,249	4,882
Mortgage loans	85,473	85,301	—	—	85,301
Cash, cash equivalents and short-term investments	1,363	1,363	1,363	—	—
Other invested assets, surplus notes	3,055	3,214	—	3,214	—
Securities lending reinvested collateral assets	80,810	80,810	80,810	—	—
Separate account assets	1,811,380	1,850,544	419,295	1,265,837	165,412

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(1,986,959)	$(2,154,773)	$—	$—	$(2,154,773)
Securities lending liability	(80,810)	(80,810)	—	(80,810)	—
Separate account liabilities*	(1,380,040)	(1,468,448)	—	—	(1,468,448)

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.
** Includes FHLB common stock, which is held at cost.

24

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

4. Related-Party Transactions
The Company paid a $34.0 million ordinary dividend to Integrity in November 2016. The dividend was in the form of cash.
The Company paid a $37.0 million ordinary dividend to Integrity in November 2015. The dividend was in the form of cash.
The Company paid a $6.5 million ordinary dividend to Integrity in November 2014. The dividend was in the form of cash.
The Company had $0.0 million and $0.2 million receivable from parent, subsidiaries and affiliates as of December 31, 2016 and 2015, respectively. The Company had $1.4 million and $1.3 million payable to parent, subsidiaries and affiliates as of December 31, 2016 and 2015, respectively. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
5. Reinsurance
Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2016	2015	2014
	(In Thousands)

Direct premiums	$280,346	$255,481	$247,170
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(497)	(338)	(118)
Net premiums	$279,849	$255,143	$247,052

25

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2016	2015	2014
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	368	108	(120)
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	1,316	1,121	741
Amounts receivable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	—	—	—

In 2016, 2015 and 2014, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2016, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2016, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2016, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2016, if all reinsurance agreements were cancelled.
6. Federal Income Taxes
The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $(4.0) million and $0.9 million at December 31, 2016 and 2015, respectively. The tax years 2008 through 2016 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2016; in the event of future net losses is $21.3 million, $17.8 million, and $23.1 million from 2016, 2015 and 2014, respectively.

26

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2016
		(in thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$21,673	$6,101	$27,774
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	21,673	6,101	27,774
(d)	Deferred tax assets nonadmitted	9,150	—	9,150
(e)	Subtotal net admitted deferred tax assets (c - d)	12,523	6,101	18,624
(f)	Deferred tax liabilities	5,082	8,697	13,779
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$7,441	$(2,596)	$4,845

		12/31/2015
		(in thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$24,719	$6,734	$31,453
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	24,719	6,734	31,453
(d)	Deferred tax assets nonadmitted	4,897	—	4,897
(e)	Subtotal net admitted deferred tax assets (c - d)	19,822	6,734	26,556
(f)	Deferred tax liabilities	6,751	12,943	19,694
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$13,071	$(6,209)	$6,862

27

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

		Change
		(in thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$(3,046)	$(633)	$(3,679)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	(3,046)	(633)	(3,679)
(d)	Deferred tax assets nonadmitted	4,253	—	4,253
(e)	Subtotal net admitted deferred tax assets (c - d)	(7,299)	(633)	(7,932)
(f)	Deferred tax liabilities	(1,669)	(4,246)	(5,915)
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(5,630)	$3,613	$(2,017)

		12/31/2016
		(in thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$4,845	$—	$4,845
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	53,162
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	7,678	6,101	13,779
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$12,523	$6,101	$18,624

28

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

		12/31/2015
		(in thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$6,862	$—	$6,862
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	52,467
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	12,960	6,734	19,694
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$19,822	$6,734	$26,556

		Change
		(in thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss	$(2,017)	$—	$(2,017)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	696
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	(5,282)	(633)	(5,915)
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$(7,299)	$(633)	$(7,932)

29

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

		2016	2015
		(in thousands)
(a)	Ratio percentage used to determine recovery period and threshold limitation amount	966%	967%
(b)	Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$37,609	$38,242

		12/31/2016
		(1)	(2)

Impact of tax planning strategies		Ordinary	Capital
		(in thousands)
(a)	Adjusted gross DTAs amount	$21,673	$6,101
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$12,523	$6,101
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

		12/31/2015
		(3)	(4)

Impact of tax planning strategies		Ordinary	Capital
		(in thousands)
(a)	Adjusted gross DTAs amount	$24,719	$6,734
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$19,822	$6,734
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

		Change
		(5)	(6)
		(Col 1-3)	(Col 2-4)
Impact of tax planning strategies		Ordinary	Capital
		(in thousands)
(a)	Adjusted gross DTAs amount	$(3,046)	$(633)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%
(c)	Net Admitted Adjusted Gross DTAs amount	$(7,299)	$(633)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0.00%	0.00%

The Company's tax planning strategies do not include the use of reinsurance.

30

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Current income taxes incurred consist of the following major components:

			12/31/2016	12/31/2015	12/31/2014
(1)	Current income tax		(in thousands)
	(a)	Federal	$17,171	$16,016	$19,967
	(b)	Foreign	—	—	—
	(c)	Subtotal	17,171	16,016	19,967
	(d)	Federal income tax on net capital gains	4,619	772	2,552
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$21,790	$16,788	$22,519

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2016	12/31/2015	Change
	(a)	Ordinary	(in thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	15,507	17,522	(2,015)
		(4) Investments	135	1,016	(881)
		(5) Deferred acquisition costs	6,026	6,157	(131)
		(6) Policyholder dividends accrual	—	—	—
		(7) Fixed assets	—	—	—
		(8) Compensation and benefits accrual	—	—	—
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	5	24	(19)
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	—	—	—
		(99) Subtotal	21,673	24,719	(3,046)
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	9,150	4,897	4,253
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	12,523	19,822	(7,299)
	(e)	Capital
		(1) Investments	6,101	6,734	(633)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	6,101	6,734	(633)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	6,101	6,734	(633)
	(i)	Admitted deferred tax assets (2d + 2h)	$18,624	$26,556	$(7,932)

31

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2016	12/31/2015	Change
(3)	Deferred tax liabilities:		(in thousands)
	(a)	Ordinary
		(1) Investments	$3,272	$3,874	$(602)
		(2) Fixed assets	—	—	—
		(3) Deferred and uncollected premium	—	—	—
		(4) Policyholder reserves	1,418	2,094	(676)
		(5) Other	392	783	(391)
		(99) Subtotal	5,082	6,751	(1,669)
	(b)	Capital
		(1) Investments	8,697	12,943	(4,246)
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	8,697	12,943	(4,246)
	(c)	Deferred tax liabilities (3a99 + 3b99)	$13,779	$19,694	$(5,915)

(4)	Net deferred tax assets/liabilities (2i - 3c)		$4,845	$6,862	$(2,017)

Among the more significant book-to-tax adjustments were the following:

	12/31/2016	Effective Tax Rate	12/31/2015	Effective Tax Rate	12/31/2014	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)
Provision computed at statutory rate	$20,307	35.00%	$17,145	35.00%	$25,500	35.00%
Dividend received deduction	(740)	(1.28)	(527)	(1.08)	(765)	(1.05)
Tax credits	(9)	(0.02)	—	—	—	—
Interest maintenance reserve adjustment	—	—	(1,160)	(2.37)	(2,142)	(2.94)
Reserve change	—	—	(5,312)	(10.84)	—	—
Non-admitted assets	—	—	—	—	6,096	8.37
Other	240	0.42	45	0.09	597	0.82
Total statutory income taxes	$19,798	34.12%	$10,191	20.80%	$29,286	40.20%

Federal taxes incurred	$21,790	37.56%	$16,788	34.27%	$22,519	30.91%
Change in net deferred income taxes	(1,992)	(3.44)	(6,597)	(13.47)	6,767	9.29
Total statutory income taxes	$19,798	34.12%	$10,191	20.80%	$29,286	40.20%

At December 31, 2016, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 of deferred tax liabilities that are not recognized.

32

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2016 and 2015, the Company exceeded the minimum risk-based capital.
The ability of the Company to pay dividends is limited by state insurance laws. Under New York insurance laws, the Company may pay dividends, without the approval of the New York Insurance Superintendent, provided those dividends do not exceed (when added to the other dividends paid in the preceding 12 months) the lesser of (i) 10% of the Company's surplus as of the prior December 31, or (ii) the Company's net gain from operations for the immediately preceding calendar year, not including realized capital gains. Dividends are noncumulative. As of December 31, 2016, the Company has $34.0 million eligible for dividends in 2017.
8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2016, the Company does not have any material lease agreements for office space or equipment.
At December 31, 2016 the Company has future commitments to provide additional capital contributions of $20.6 million to investments in joint ventures organized as limited partnerships or limited liability companies.

33

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

9. Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2016, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$(50)	$1,328,047	$—	$1,327,997	33.2%
At book value less current surrender charge of 5% or more	765,423	—	—	765,423	19.1
At fair value	—	—	367,248	367,248	9.2
Total with adjustment or at market value	765,373	1,328,047	367,248	2,460,668	61.4
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	1,095,316	—	—	1,095,316	27.4
Not subject to discretionary withdrawal	447,605	—	—	447,605	11.2
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	2,308,294	1,328,047	367,248	4,003,589	100.0%
Less reinsurance ceded	431	—	—	431
Net annuity reserves and deposit-type contract liabilities	$2,307,863	$1,328,047	$367,248	$4,003,158

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
Federal Home Loan Bank
The Company is a member of the FHLB of Cincinnati. Through its membership, the Company has the ability to conduct business activity (borrowings) with the FHLB. The Company’s strategy is to utilize FHLB funds to increase profitability. As of the financial statement date, the Company has purchased $5.6 million in FHLB membership stock but has not conducted any borrowings. The Company has determined the actual/estimated maximum borrowing capacity as $250.0 million.

34

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

10. Separate Accounts
The Company’s guaranteed separate account consists of non-indexed, guaranteed rate options that include market value adjustments. The guaranteed rate options are sold in fixed annuity products and as investment options within the Company’s variable annuity products. These guaranteed rate options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products offered provide a death benefit equal to the account value. The fixed investment options within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of subaccounts available through variable annuities and group variable life insurance. The net investment experience of each subaccount is credited directly to the policyholder and can be positive or negative. The variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after seven years to the current account value, and a death benefit that is adjusted annually to the current account value. Some variable annuities also provide living benefits, which include guaranteed accumulation amounts on a date certain, guaranteed minimum withdrawal amounts and guaranteed minimum lifetime withdrawal amounts. The death benefit under the group variable life insurance policies may vary with the investment performance of the underlying investments in the separate accounts.

As of December 31, 2016, the Company’s general account had a maximum guarantee for separate account liabilities of $9.4 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $0.9 million, $0.9 million, $0.7 million, $0.5 million and $0.5 million in 2016, 2015, 2014, 2013, and 2012, respectively. The Company’s general account paid $0.1 million, $0.1 million, $0.2 million, $0.2 million and $0.8 million towards separate account guarantees in 2016, 2015, 2014, 2013, and 2012, respectively.

35

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2016, is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$85,549	$936	$47,557	$134,042

Reserves for separate accounts with assets at:
Fair value	$—	$—	$396,249	$396,249
Amortized cost	1,150,040	178,007	—	1,328,047
Total reserves	$1,150,040	$178,007	$396,249	$1,724,296

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$1,150,040	$178,007	$—	$1,328,047
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	396,249	396,249
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	1,150,040	178,007	396,249	1,724,296
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$1,150,040	$178,007	$396,249	$1,724,296

36

National Integrity Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2016, is presented below:

2016
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$134,042
Transfers from separate accounts	249,806
Net transfers to (from) separate accounts	(115,764)

Reconciling adjustments:
Policy deductions and other expenses	89
Other account adjustments	(806)
Transfers as reported in the Summary of Operations of the Company	$(116,481)

37

Financial Statement Schedules (Statutory-Basis)

38

National Integrity Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties
(Statutory-Basis)

December 31, 2016
(In Thousands)

Schedule I
			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and
government agencies and authorities	$42,819	$43,568	$42,819
States, municipalities and political
subdivisions	277,611	284,759	277,611
Foreign governments	34,348	34,870	34,348
All other corporate bonds	2,164,085	2,239,229	2,164,085
Preferred stocks	6,139	6,173	6,139
Total fixed maturities	2,525,002	2,608,599	2,525,002

Equity securities
Common stocks:
Industrial, miscellaneous and all other	18,139	27,410	27,410

Mortgage loans on real estate	134,490		134,490
Policy loans	47,413		47,413
Other long-term investments	15,690		15,690
Cash, cash equivalents and short-term
investments	72,525		72,525
Total investments	$2,813,259		$2,822,530

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

39

National Integrity Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III
						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2016
Individual life	$245,941	$—	$325	$30,848	$14,690	$40,464	$1,823
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	30,000	—	—	152	—
Annuity	2,139,416	—	55	230,423	99,432	418,540	10,791
Corporate and other		—	—	—	8,775	—	1,358
	$2,385,357	$—	$380	$291,271	$122,897	$459,004	$14,124

Year ended December 31, 2015
Individual life	$222,543	$—	$28	$42,308	$13,702	$51,912	$1,865
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,147,074	—	67	227,693	105,652	436,198	11,750
Corporate and other	—	—	—	—	3,487	—	1,605
	$2,369,617	$—	$95	$270,001	$122,841	$488,110	$15,220

Year ended December 31, 2014
Individual life	$185,843	$—	$30	$30,067	$12,268	$39,213	$679
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	2,144,122	—	76	232,416	117,064	481,111	9,642
Corporate and other	—	—	—	—	2,883	—	1,235
	$2,329,965	$—	$106	$262,483	$132,215	$520,324	$11,556

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

40

National Integrity Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV
					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2016
Life insurance in force	$322,767	$40,576	$—	$282,191	—%
Premiums:
Individual life	$31,291	$443	$—	$30,848	—%
Individual health	—	—	—	—	—
Group life and health	30,000	—	—	30,000	—
Annuity	230,477	54	—	230,423	—%
	$291,768	$497	$—	$291,271	—%

Year ended December 31, 2015
Life insurance in force	$205,866	$29,280	$—	$176,586	—%
Premiums:
Individual life	$42,585	$277	$—	$42,308	—%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	227,754	61	—	227,693	—%
	$270,339	$338	$—	$270,001	—%

Year ended December 31, 2014
Life insurance in force	$163,340	$11,328	$—	$152,012	—%
Premiums:
Individual life	$30,132	$65	$—	$30,067	—%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	232,469	53	—	232,416	—%
	$262,601	$118	$—	$262,483	—%

41

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company
Years Ended December 31, 2016, 2015 and 2014
With Report of Independent Auditors

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2016, 2015 and 2014

Report of Independent Auditors

The Board of Directors
The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis financial statements of The Western and Southern Life Insurance Company, which comprise the balance sheets as of December 31, 2016 and 2015, and the related statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2016, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

1

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 1 to the financial statements, to meet the requirements of Ohio, the financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles are described in Note 1. The effects on the accompanying financial statements of these variances are not reasonably determinable but are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the effects of the matter described in the preceding paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.

Opinion on Statutory-Basis of Accounting
However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.

Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory-basis financial statements as a whole. The accompanying statutory-basis financial statement supplementary information listed in Schedules I, III, and IV is presented for purposes of additional analysis and is not a required part of the statutory-basis financial statements. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The information has been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States. In our opinion, the information is fairly stated, in all material respects, in relation to the statutory-basis financial statements as a whole.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 28, 2017

2

The Western and Southern Life Insurance Company
Balance Sheets (Statutory-Basis)

	December 31
	2016	2015
Admitted assets	(In Thousands)
Cash and invested assets:
Debt securities	$3,432,246	$3,567,134
Preferred and common stocks	1,325,783	1,250,325
Investments in common stocks of subsidiaries	2,191,212	1,946,730
Mortgage loans	57,655	41,006
Policy loans	167,005	168,582
Real estate:
Properties held for the production of income	3,111	3,153
Properties occupied by the Company	25,993	26,854
Cash, cash equivalents and short-term investments	148,695	151,050
Receivable for securities	3,767	13,687
Derivatives	—	153
Securities lending reinvested collateral assets	17,592	55,101
Other invested assets	1,499,024	1,293,152
Total cash and invested assets	8,872,083	8,516,927

Investment income due and accrued	44,669	46,221
Premiums deferred and uncollected	52,288	51,947
Net deferred income tax asset	96,462	139,348
Receivables from parent, subsidiaries and affiliates	24,928	24,726
Other admitted assets	23,135	30,416
Separate account assets	994,109	982,729
Total admitted assets	$10,107,674	$9,792,314

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,654,244	$2,619,096
Accident and health reserves	253,076	244,891
Liability for deposit-type contracts	230,632	237,126
Policy and contract claims	48,261	62,230
Dividends payable to policyholders	42,425	41,829
Premiums received in advance	3,986	4,939
Total policy and contract liabilities	3,232,624	3,210,111

General expense due and accrued	26,640	27,053
Current federal income taxes payable	8,064	27,218
Transfer to (from) separate accounts due and accrued, net	(312)	(24)
Asset valuation reserve	341,387	275,486
Interest maintenance reserve	51,598	46,166
Other liabilities	234,720	227,480
Pension liability	100,825	115,879
Liability for postretirement benefits other than pensions	169,500	183,347
Derivatives	—	1,174
Payable for securities lending	132,988	147,360
Separate account liabilities	994,109	982,729
Total liabilities	5,292,143	5,243,979

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	55,003	55,003
Accumulated surplus	4,759,528	4,492,332
Total capital and surplus	4,815,531	4,548,335
Total liabilities and capital and surplus	$10,107,674	$9,792,314
See accompanying notes.
3

The Western and Southern Life Insurance Company
Statement of Operations (Statutory-Basis)

	Year Ended December 31
	2016	2015	2014
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$253,742	$256,197	$263,212
Net investment income	322,165	545,324	685,561
Considerations for supplementary contracts with life contingencies	24	—	88
Amortization of the interest maintenance reserve	2,911	2,045	2,819
Commissions and expenses on reinsurance ceded	888	855	228
Other revenues	2,368	1,307	755
Total premiums and other revenues	582,098	805,728	952,663

Benefits paid or provided:
Death benefits	139,560	179,472	152,473
Annuity benefits	119,814	108,904	95,125
Disability and accident and health benefits	16,045	16,608	19,007
Surrender benefits	71,106	76,160	81,811
Payments on supplementary contracts with life contingencies	499	534	578
Other benefits	3,464	393	6,846
Increase in policy reserves and other policyholders’ funds	49,042	17,939	16,253
Total benefits paid or provided	399,530	400,010	372,093

Insurance expenses and other deductions:
Commissions	27,606	25,515	27,457
Commissions and expenses on reinsurance assumed	1,288	(3,909)	1,590
General expenses	138,995	140,417	134,210
Net transfers to (from) separate account	(69,680)	(57,160)	(50,284)
Reserve adjustments on reinsurance assumed	(72,342)	(82,611)	(75,453)
Other deductions	42,084	44,801	52,604
Total insurance expenses and other deductions	67,951	67,053	90,124

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	114,617	338,665	490,446

Dividends to policyholders	57,514	57,752	57,433
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	57,103	280,913	433,013
Federal income tax expense (benefit), excluding tax on capital gains	5,193	28,820	35,578
Gain (loss) from operations before net realized capital gains (losses)	51,910	252,093	397,435
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	1,688	15,961	122,027
Net income (loss)	$53,598	$268,054	$519,462

See accompanying notes.

4

The Western and Southern Life Insurance Company
Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2014	$1,000	$55,003	$4,155,008	$4,211,011
Net income (loss)	—	—	519,462	519,462
Change in net deferred income tax	—	—	4,905	4,905
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($40,435))	—	—	(212,165)	(212,165)
Net change in nonadmitted assets and related items	—	—	13,305	13,305
Change in asset valuation reserve	—	—	(33,397)	(33,397)
Dividends to stockholder	—	—	(100,000)	(100,000)
Change in unrecognized post retirement benefit obligation	—	—	(108,911)	(108,911)
Balance, December 31, 2014	1,000	55,003	4,238,207	4,294,210
Net income (loss)	—	—	268,054	268,054
Change in net deferred income tax	—	—	50,246	50,246
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($61,825))	—	—	(149,736)	(149,736)
Change in reserve on account of change in valuation basis, (increase) or decrease	—	—	(552)	(552)
Net change in nonadmitted assets and related items	—	—	(1,367)	(1,367)
Change in asset valuation reserve	—	—	69,912	69,912
Dividends to stockholder	—	—	(40,000)	(40,000)
Change in unrecognized post retirement benefit obligation	—	—	65,117	65,117
Correction of critical illness ceded reserve	—	—	(7,549)	(7,549)
Balance, December 31, 2015	1,000	55,003	4,492,332	4,548,335
Net income (loss)	—	—	53,598	53,598
Change in net deferred income tax	—	—	17,794	17,794
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $48,990)	—	—	271,374	271,374
Net change in nonadmitted assets and related items	—	—	(26,671)	(26,671)
Change in asset valuation reserve	—	—	(65,901)	(65,901)
Change in unrecognized post retirement benefit obligation	—	—	21,709	21,709
Correction of traditional life reserves	—	—	(4,707)	(4,707)
Balance, December 31, 2016	$1,000	$55,003	$4,759,528	$4,815,531

See accompanying notes.

5

The Western and Southern Life Insurance Company
Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2016	2015	2014
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$253,220	$257,767	$264,930
Net investment income received	289,537	399,831	428,422
Benefits paid	(376,867)	(412,304)	(376,189)
Net transfers from (to) separate accounts	69,392	57,158	51,156
Commissions and expense paid	(96,818)	(68,181)	(84,281)
Dividends paid to policyholders	(56,917)	(57,224)	(57,551)
Federal income taxes recovered (paid)	(42,867)	(47,844)	(90,217)
Other, net	3,257	2,163	983
Net cash from (for) operations	41,937	131,366	137,253

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	825,252	798,604	724,949
Preferred and common stocks	546,227	781,840	1,065,984
Mortgage loans	920	11,565	967
Real estate	473	745	—
Other invested assets	153,463	140,199	137,028
Net gains (losses) on cash, cash equivalents and short-term investments	45	(11)	(25)
Miscellaneous proceeds	47,582	295,374	80,090
Net proceeds from investments sold, matured or repaid	1,573,962	2,028,316	2,008,993

Cost of investments acquired:
Debt securities	(690,324)	(829,108)	(722,393)
Preferred and common stocks	(544,379)	(590,543)	(1,022,947)
Mortgage loans	(17,569)	(35,716)	—
Real estate	(1,139)	(1,398)	(1,989)
Other invested assets	(290,787)	(306,777)	(185,211)
Miscellaneous applications	(968)	(78,511)	(291,956)
Total cost of investments acquired	(1,545,166)	(1,842,053)	(2,224,496)

Net change in policy and other loans	1,577	3,157	2,549
Net cash from (for) investments	30,373	189,420	(212,954)

Financing activities
Net deposits on deposit-type contract funds and other insurance liabilities	(6,494)	(3,238)	(3,233)
Dividends paid to stockholder	—	(40,000)	(100,000)
Other cash provided (applied)	(68,171)	(230,284)	57,706
Net cash from (for) financing and miscellaneous sources	(74,665)	(273,522)	(45,527)

Net change in cash, cash equivalents and short-term investments	(2,355)	47,264	(121,228)
Cash, cash equivalents and short-term investments:
Beginning of year	151,050	103,786	225,014
End of year	$148,695	$151,050	$103,786

Cash flow information for noncash transactions
Dividend from Integrity Life Insurance Company in the form of debt securities	$—	$—	$24,983
Dividend from Western-Southern Life Assurance Company in the form of debt securities	$—	$99,102	$184,074

See accompanying notes.

6

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

1. Nature of Operations and Significant Accounting Policies
The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers primarily individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2016, approximately 68.0% of the gross premiums and annuity considerations for the Company were derived from California, Illinois, Indiana, North Carolina, Ohio, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the State of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).
State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.
Included within the financial statements, the Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high-quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,073.7 million and $2,128.5 million were allocated to the Closed Block as of December 31, 2016 and 2015, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.
Use of Estimates
The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

7

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Basis of Presentation
The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP or SSAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.
Investments
Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in the statement of operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.
All single-class and multiclass mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.
The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors that management considers for each identified security include the following:

•	The extent and length of time the fair value has been below the book/adjusted carrying value;

•	The reasons for the decline in value;

•	Specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•
For structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and the Company’s position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

8

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

•
For all equity securities and other debt securities with credit-related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carrying value; and

•	For all other debt securities with interest-related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carrying value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.
Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.
Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in five-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.
The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.
Subsidiaries
The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

9

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Policy Acquisition Costs
The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance policies sold, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.
Nonadmitted Assets
Certain assets designated as “nonadmitted” (principally investments in unaudited subsidiaries and controlled and affiliated entities, electronic data processing equipment and software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.
Premiums and Benefits
Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves
Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.
Reinsurance
A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.
Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

10

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Employee Benefits
For purposes of calculating the Company’s pension and postretirement benefit obligations, vested participants, non-vested participants and current retirees are included in the valuation. The prepaid pension asset resulting from the excess of the fair value of plan assets over the benefit obligation, which is nonadmitted under statutory accounting rules, is included in other comprehensive income under GAAP.
Deferred Income Taxes
Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a time frame corresponding with Internal Revenue Service (IRS) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more-likely-than-not realization threshold.
Policyholder Dividends
Policyholder dividends are recognized when declared rather than over the term of the related policies.
Statements of Cash Flow
Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.
Other significant statutory accounting practices follow.
Investments
Debt securities, common stocks, preferred stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:
Debt securities not backed by other loans are principally stated at amortized cost using the interest method.
Single-class and multiclass mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker-dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value

11

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.
Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.
There are no restrictions on unaffiliated common or preferred stocks.
Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.
Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.
The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.
Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by the Company’s management via detailed evaluation of the investment performance relative to risk.
Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realizable value and a realized loss is recognized.
Policy loans are reported at unpaid principal balances.
Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at

12

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.
Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.
Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.
Realized capital gains and losses are determined using the specific identification method.
Premiums
Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.
Policy Reserves
Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

13

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2016	2015
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% - 3-1/2%	8.7%	9.2%
1941 Standard Industrial, 2-1/2% - 3-1/2%	11.1	11.4
1958 Commissioners Standard Ordinary, 2-1/2% - 6%	21.5	22.4
1980 Commissioners Standard Ordinary, 4% - 6%	39.5	39.5
2001 Commissioners Standard Ordinary, 3-1/2% - 4-1/2%	13.0	11.1
Other, 2-1/2% - 6%	4.7	4.8
	98.5%	98.4%
Other benefits (including annuities):
Various, 2-1/2% - 8-1/4%	1.5	1.6
	100.0%	100.0%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.
For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by 1 to 25 deaths per thousand.
As of December 31, 2016 and 2015, reserves of $25.3 million and $21.1 million, respectively, were recorded on in-force amounts of $1,392.4 million and $1,163.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.
The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

14

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Policyholders’ Dividends
The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.
Policy and Contract Claims
Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2016 and 2015. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.
Reinsurance
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Securities Lending
At December 31, 2016, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $129.9 million and $76.6 million in the general and separate account, respectively. At December 31, 2015, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by Deutsche Bank, of which the fair value was $143.9 million and $90.9 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. The general account collateral is managed by both an affiliated and unaffiliated agent. The separate account is managed by an unaffiliated agent.
The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2016 and 2015, the Company did not nonadmit any portion of the loaned securities.

15

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by Deutsche Bank, an unaffiliated agent. Collateral managed by an affiliated agent, which approximated $115.1 million and $91.8 million at December 31, 2016 and 2015, respectively, is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2016 and 2015, collateral managed by an unaffiliated agent, which approximated $17.6 million and $55.1 million respectively, was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.
At December 31, 2016, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2016 and 2015, the fair value of the total collateral in the general account was $132.7 million and $146.9 million, respectively. The fair value of the total collateral in the separate account was $78.3 million and $92.8 million at December 31, 2016 and 2015, respectively, which was all managed by an unaffiliated agent.
The aggregate collateral broken out by maturity date is as follows at December 31, 2016:

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	124,870	124,870
31 to 60 days	12,734	12,732
61 to 90 days	10,202	10,204
91 to 120 days	500	500
121 to 180 days	20,976	20,961
181 to 365 days	18,389	18,390
1 to 2 years	600	600
2 to 3 years	—	—
Greater than 3 years	22,686	22,686
Total collateral	$210,957	$210,943

At December 31, 2016, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $133.0 million and $78.3 million in the general and separate accounts, respectively, in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.
The Company does not accept collateral that is not permitted by contract or custom to sell or repledge. The Company does not have any securities lending transactions that extend beyond one year from the reporting date.

16

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Separate Account
The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. These assets are considered legally insulated from the general accounts.
There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan).
The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.
Federal Income Taxes
The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax-sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax-sharing agreement.
The Company includes interest and penalties in the federal income tax line on the statements of operations.
Postretirement Benefits Other Than Pensions
The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.
Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds 10% of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.
Accounting Changes
During 2016, the Company determined that its reserves related to certain classes of traditional life policies were understated due to an error in the calculation of premium mode factors. This resulted in a change of the aggregate reserve for traditional contracts that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. As a result, effective January 1, 2016, the Company has recorded a $4.7 million decrease directly to surplus through the correction of traditional life reserves line on the statements of changes in capital and surplus.

17

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Effective January 1, 2015, the Company updated its valuation methodology on certain critical illness and accident and health reserves.  This resulted in a change of statutory reserve valuation that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  The Company recorded a $0.6 million decrease directly to surplus as a result of the change in valuation bases through the change in reserve on account of change in valuation basis line on the statements of changes in capital and surplus.

During 2015, the Company determined that its critical illness reserves were understated due to an error in the calculation of ceded reserves. This resulted in a change of the statutory aggregate reserve for accident and health contracts that is required to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations. As a result, effective January 1, 2015, the Company recorded a $7.5 million decrease directly to surplus as a result of the change in ceded reserves through the correction of critical illness ceded reserve line on the statements of changes in capital and surplus.
Reclassifications
Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the current year financial statement presentation.

Subsequent Events
The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the balance sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 28, 2017.

18

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$35,039	$1,527	$(12)	$36,554
Debt securities issued by states of the U.S. and political subdivisions of the states	36,859	1,904	(133)	38,630
Corporate securities	2,655,818	320,135	(16,852)	2,959,101
Commercial mortgage-backed securities	67,731	1,693	(73)	69,351
Residential mortgage-backed securities	325,418	14,697	(2,763)	337,352
Asset-backed securities	311,381	9,963	(1,490)	319,854
Total	$3,432,246	$349,919	$(21,323)	$3,760,842

At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$83,495	$2,022	$(217)	$85,300
Debt securities issued by states of the U.S. and political subdivisions of the states	35,963	2,025	(96)	37,892
Corporate securities	2,624,255	276,677	(78,455)	2,822,477
Commercial mortgage-backed securities	73,839	2,030	(360)	75,509
Residential mortgage-backed securities	417,562	19,207	(2,066)	434,703
Asset-backed securities	332,020	6,717	(2,961)	335,776
Total	$3,567,134	$308,678	$(84,155)	$3,791,657

At December 31, 2016 and 2015, the Company held unrated or below-investment-grade corporate debt securities with a book/adjusted carrying value of $254.2 million and $248.5 million, respectively, and an aggregate fair value of $261.3 million and $232.8 million, respectively. As of December 31, 2016 and 2015, such holdings amounted to 7.4% and 7.0%, respectively, of the Company’s investments in debt securities and 2.5% and 2.5%, respectively, of the Company’s total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

19

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Unrealized gains and losses on investments in unaffiliated common stocks, mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments and preferred stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
Preferred stocks	$36,168	$4,708	$(211)	$40,665

Common stocks, unaffiliated	$922,506	$300,373	$(10,463)	$1,212,416
Common stocks, mutual funds	75,930	2,671	(1,402)	77,199
Common stocks, subsidiaries	1,649,559	541,653	—	2,191,212
	$2,647,995	$844,697	$(11,865)	$3,480,827

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
Preferred stocks	$38,404	$5,497	$(152)	$43,749

Common stocks, unaffiliated	$943,952	$270,424	$(73,357)	$1,141,019
Common stocks, mutual funds	73,798	210	(3,106)	70,902
Common stocks, subsidiaries	1,574,558	372,172	—	1,946,730
	$2,592,308	$642,806	$(76,463)	$3,158,651

20

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The following table shows unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2016:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(11)	$1,428	$(1)	$525
Debt securities issued by states of the U.S. and political subdivisions of the states	(133)	3,803	—	—
Corporate securities	(12,225)	329,179	(4,627)	92,719
Commercial mortgage-backed securities(1)	(73)	6,017	—	—
Residential mortgage-backed securities(1)	(1,407)	81,227	(1,356)	35,139
Asset-backed securities(1)	(1,031)	73,908	(459)	74,060
Total	$(14,880)	$495,562	$(6,443)	$202,443

Preferred stocks	$(211)	$3,552	$—	$—

Common stocks, unaffiliated	$(10,436)	$202,794	$(27)	$202
Common stocks, mutual funds	(1,238)	20,368	(164)	2,233
Total	$(11,674)	$223,162	$(191)	$2,435
(1) Amounts relate to securities subject to SSAP 43R.

21

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal to 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2015:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(206)	$59,578	$(11)	$499
Debt securities issued by states of the U.S. and political subdivisions of the states	(96)	7,441	—	—
Corporate securities	(76,471)	639,030	(1,984)	6,892
Commercial mortgage-backed securities(1)	(360)	17,203	—	—
Residential mortgage-backed securities(1)	(847)	79,604	(1,219)	43,404
Asset-backed securities(1)	(2,502)	194,567	(459)	31,545
Total	$(80,482)	$997,423	$(3,673)	$82,340

Preferred stocks	$(152)	$916	$—	$—

Common stocks, unaffiliated	$(63,577)	$295,777	$(9,780)	$23,710
Common stocks, mutual funds	(2,786)	59,222	(320)	2,157
Total	$(66,363)	$354,999	$(10,100)	$25,867
(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2016 and 2015, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities, residential mortgage-backed securities and unaffiliated common stocks.
The aggregated unrealized loss is approximately 3.5% and 10.0% of the carrying value of securities considered temporarily impaired at December 31, 2016 and 2015, respectively. At December 31, 2016, there were a total of 250 securities held that are considered temporarily impaired, 39 of which have been impaired for 12 months or longer. At December 31, 2015, there were a total of 429 securities held that were considered temporarily impaired, 32 of which had been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $21.5 million, $24.8 million and $7.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

22

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The following is a list of each loan-backed security held at December 31, 2016, with a recognized other-than-temporary impairment (OTTI) for the year ended December 31, 2016, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other-Than-Temporary Impairment	Fair Value	Date of Other-Than-Temporary Impairment

(In Thousands)
For the year ended, December 31, 2016:
46628S-AH-6	$1,973	$1,946	$27	$1,946	$1,895	06/30/2016
46628S-AJ-2	1,119	1,106	13	1,106	1,045	06/30/2016
86359D-SR-9	380	380	—	380	349	06/30/2016
45660L-2V-0	2,297	2,287	10	2,287	2,176	09/30/2016
32051G-RW-7	1,737	1,713	24	1,713	1,678	12/31/2016
60467M-AB-7	2,175	1,903	272	1,903	1,903	12/31/2016
60467M-AC-5	22,514	19,160	3,354	19,160	19,160	12/31/2016
75952A-AF-4	713	524	189	524	524	12/31/2016
Total	XXX	XXX	$3,889	XXX	XXX

The Company had no OTTI on loan-backed securities for the year ended December 31, 2016, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.
A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2016, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$122,564	$124,024
After one through five	422,123	442,721
After five through ten	447,118	483,945
After ten	1,735,911	1,983,595
Mortgage-backed securities/asset-backed securities	704,530	726,557
Total	$3,432,246	$3,760,842

23

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The expected maturities may differ from contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.
Proceeds from sales of investments in debt securities during 2016, 2015 and 2014 were $322.4 million, $354.6 million, and $415.0 million; gross gains of $10.3 million, $14.4 million, and $12.3 million and gross losses of $2.1 million, $2.3 million, and $3.5 million were realized on these sales in 2016, 2015 and 2014, respectively.
Proceeds from the sales of investments in equity securities during 2016, 2015 and 2014 were $518.2 million, $692.5 million, and $654.0 million; gross gains of $107.4 million, $200.2 million, and $184.8 million and gross losses of $34.8 million, $67.9 million, and $5.7 million were realized on these sales in 2016, 2015 and 2014, respectively.
Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2016	2015	2014
	(In Thousands)
Realized capital gains (losses)	$28,756	$68,993	$188,626
Less amount transferred to IMR (net of related taxes (benefits) of $4,493 in 2016, $7,171 in 2015, and ($41) in 2014)	8,344	13,318	(77)
Less federal income tax expense (benefit) of realized capital gains (losses)	18,724	39,714	66,676
Net realized capital gains (losses)	$1,688	$15,961	$122,027

Net investment income was generated from the following for the years ended December 31:

	2016	2015	2014
	(In Thousands)
Debt securities	$186,531	$181,382	$172,385
Equity securities	42,688	251,800	402,266
Mortgage loans	3,973	2,368	1,091
Real estate	13,401	13,414	13,467
Policy loans	12,206	11,969	12,355
Cash, cash equivalents and short-term investments	631	552	432
Other invested assets	80,561	101,096	100,852
Other	1,227	1,471	1,077
Gross investment income	341,218	564,052	703,925
Investment expenses	19,053	18,728	18,364
Net investment income	$322,165	$545,324	$685,561

24

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2016, 92.4% of such mortgages, or $53.3 million, involved properties located in Arizona, Missouri, and South Carolina. Such investments consist of primarily first-mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $21.0 million. During 2016, the respective minimum and maximum lending rates for mortgage loans issued were 3.90% and 3.90%. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80.0%. During 2016, the Company did not reduce interest rates on any outstanding mortgages.
Derivative Instruments
The Company entered into interest rate swaps and swaptions in an effort to mitigate the risk of rising interest rates on long maturity bonds. In 2015, the Company discontinued the use of swaptions and, in 2016, the Company discontinued the use of interest rate swaps for hedging interest rates.The interest rate swaps were forward starting and allowed the Company to pay a fixed interest rate in exchange for receipt of a floating interest rate with the counterparty on specified terms. The swaptions provided the Company an option to enter into an interest rate swap to pay floating rate in exchange for receipt of a fixed rate with the counterparty on specified terms. The swaps and swaptions utilized in these transactions were considered derivative instruments and not designated as a hedge for accounting purposes. These instruments were carried at fair value on the balance sheet with changes in fair value recorded in surplus. If the instruments were terminated prior to maturity, proceeds were exchanged equal to the fair value of the contract and a realized gain or loss would have been recognized. There was no limit on maximum exposure at year end December 31, 2015. The net fair value was $(1.0) million for the year ended December 31, 2015. The change in fair value was $1.0 million, $47.5 million, and $(77.4) million for the years ended December 31, 2016, 2015, and 2014, respectively.
In 2016, to coincide with the discontinuance of interest rate swaps, the Company discontinued the use of its collateral agreement with the counterparty whereby under certain conditions the counterparty was required to post assets on the Company’s behalf. The posted amount was equal to the difference between the net positive fair value of the swap and the agreed upon thresholds that were based on the credit rating of the counterparty. Inversely, if the net fair value of the swap was negative, then the Company may have been required to post assets using similar thresholds. At December 31, 2015, $15.9 million of cash and security collateral had been posted by the Company.

25

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Information related to the Company’s derivative instruments as described above and the effects of offsetting on the balance sheet consisted of the following for the years ended December 31:

	2016	2015
	(In Thousands)
Derivative assets:
Gross amount of recognized assets	$—	$153
Gross amounts offset	—	—
Net amount of assets	$—	$153

Derivative liabilities:
Gross amount of recognized liabilities	$—	$(1,174)
Gross amounts offset	—	—
Net amount of liabilities	$—	$(1,174)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.
The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.
Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the beginning of the quarterly reporting period.

•
Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange-traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available, but that are priced by third-party pricing services or internal models using observable inputs. Also included in Level 2 assets and liabilities are NAIC 6 rated industrial and miscellaneous bonds, interest rate swaps, and call options. The fair value of these instruments is determined through the use of third-party pricing services or models utilizing market observable inputs. The derivative positions were closed during 2016.

26

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

•
Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using non-binding broker quotes or other valuation techniques that utilize significant unobservable inputs.

Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses.
For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument.
As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, the Company does analyze the third-party pricing services’ valuation methodologies and related inputs and performs additional evaluation to determine the appropriate level within the fair value hierarchy. The Company performs annual due diligence of third-party pricing services, which includes assessing the vendor’s valuation qualifications, control environment, analysis of asset class-specific valuation methodologies and understanding of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below. The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value.
Debt Securities
The fair values of debt securities and asset/mortgage-backed securities have been determined through the use of third-party pricing services utilizing market observable inputs. Private placement securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.
Mortgage Loans
The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

27

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Cash, Cash Equivalents and Short-Term Investments
The fair values of cash, cash equivalents and short-term investments are based on quoted market prices or stated amounts.
Derivative Instruments
The fair values of free-standing derivative instruments, primarily interest rate swaps, are determined through the use of third-party pricing services or models utilizing market observable inputs. The derivative positions were closed in 2016.
Securities Lending Reinvested Collateral Assets
The fair values of securities lending reinvested collateral assets are determined through the use of third-party sources utilizing publicly quoted prices.
Other Invested Assets
Other invested assets primarily include surplus debentures for which fair values have been determined through the use of third-party pricing services utilizing market observable inputs.
Assets Held in Separate Accounts
Assets held in separate accounts include debt securities, equity securities, mutual funds, private equity, and private debt fund investments. The fair values of debt securities, equity securities and mutual funds have been determined using the same methodologies as similar assets held in the general account. The fair values of private equity and private debt fund investments have been determined utilizing the net asset values of the funds.
Life and Annuity Reserves for Investment-Type Contracts and Deposit Fund Liabilities
The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows, which are discounted using rates that incorporate risk-free rates and margins for the Company’s own credit spread and the riskiness of cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances. Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.
Securities Lending Liability
The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

28

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2016
Assets:
Bonds, industrial & misc.	$4,012	$—	$4,012	$—
Common stocks, unaffiliated	1,212,416	1,212,416	—	—
Common stocks, mutual funds	77,199	77,199	—	—
Separate account assets	994,109	657,881	259,445	76,783
Total assets	$2,287,736	$1,947,496	$263,457	$76,783

At December 31, 2015
Assets:
Bonds, industrial & misc.	$2,691	$—	$2,691	$—
Common stocks, unaffiliated	1,141,019	1,141,019	—	—
Common stocks, mutual funds	70,902	70,902	—	—
Derivative assets	153	—	153	—
Separate account assets	982,729	658,971	252,525	71,233
Total assets	$2,197,494	$1,870,892	$255,369	$71,233

Liabilities:
Derivative liabilities	$(1,174)	$—	$(1,174)	$—

There were no transfers between Level 1 and Level 2 of the fair value hierarchy.
The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016 are as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2016	Net Income	Surplus	Other				December 31, 2016
	(In Thousands)
Assets:
Separate account assets	$71,233	$—	$—	$4,275	$1,275	$—	$—	$76,783
* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

29

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Separate account assets	$9,030	$—	$—	$(7,755)	$1,275

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Asset/ (Liability) as of
	January 1, 2015	Net Income	Surplus	Other				December 31, 2015
	(In Thousands)
Assets:
Separate account assets	$74,892	$—	$—	$5,621	$(9,280)	$—	$—	$71,233
* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, are as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Separate account assets	$7,977	$—	$—	$(17,257)	$(9,280)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2016 and 2015.

30

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The carrying amounts and fair values of the Company’s significant financial instruments follow:

	December 31, 2016
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,432,246	$3,760,842	$15,640	$3,724,838	$20,364
Common stock:
Unaffiliated	1,212,416	1,212,416	1,212,416	—	—
Mutual funds	77,199	77,199	77,199	—	—
Preferred stock	36,168	40,665	—	28,628	12,037
Mortgage loans	57,655	57,301	—	—	57,301
Cash, cash equivalents and short-term investments	148,695	148,695	148,695	—	—
Other invested assets, surplus notes	36,083	40,889	—	40,889	—
Securities lending reinvested collateral assets	17,592	17,592	17,592	—	—
Separate account assets	994,109	994,109	657,881	259,445	76,783

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(5,185)	$(5,488)	$—	$—	$(5,488)
Securities lending liability	(132,988)	(132,988)	—	(132,988)	—

	December 31, 2015
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
	(In Thousands)
Assets:
Bonds	$3,567,134	$3,791,657	$69,443	$3,701,361	$20,853
Common stock:
Unaffiliated	1,141,019	1,141,019	1,141,019	—	—
Mutual funds	70,902	70,902	70,902	—	—
Preferred stock	38,404	43,749	—	34,249	9,500
Mortgage loans	41,006	41,907	—	—	41,907
Cash, cash equivalents and short-term investments	151,050	151,050	151,050	—	—
Other invested assets, surplus notes	36,109	39,264	—	39,264	—
Securities lending reinvested collateral assets	55,101	55,101	55,101	—	—
Derivative assets	153	153	—	153	—
Separate account assets	982,729	982,729	658,971	252,525	71,233

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$(5,395)	$(5,791)	$—	$—	$(5,791)
Derivative liabilities	(1,174)	(1,174)	—	(1,174)	—
Securities lending liability	(147,360)	(147,360)	—	(147,360)	—

31

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

4. Related-Party Transactions
The Company owns a 100% interest in WSLAC, whose carrying value is $1.1 billion at December 31, 2016. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:
WSLAC Balance Sheets (Statutory-Basis)

	December 31
	2016	2015
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$10,087,795	$10,217,366
Preferred and common stocks	266,127	277,035
Investment in common stock of subsidiaries	1,217	1,145
Mortgage loans	821,278	788,310
Policy loans	35,470	37,729
Cash, cash equivalents and short-term investments	94,176	109,739
Receivable for securities	3,581	15,694
Derivatives	472	1,607
Receivable for collateral on derivatives	—	7,660
Securities lending reinvested collateral assets	115	55,328
Other invested assets	236,263	223,080
Total cash and invested assets	11,546,494	11,734,693

Investment income due and accrued	90,727	95,602
Premiums deferred and uncollected	22,079	21,231
Current federal income taxes recoverable from parent	—	15,251
Net deferred income tax asset	29,837	24,082
Funds withheld under coinsurance agreement	624,512	625,435
Other admitted assets	13,497	11,444
Separate account assets	22,911	25,637
Total admitted assets	$12,350,057	$12,553,375

32

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

WSLAC Balance Sheets (Statutory-Basis)

	December 31
	2016	2015
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$9,308,514	$9,565,248
Liability for deposit-type contracts	1,461,456	1,413,140
Policy and contract claims	26,091	24,766
Premiums received in advance	374	604
Total policy and contract liabilities	10,796,435	11,003,758

General expense due and accrued	755	1,250
Current federal income taxes payable to parent	647	—
Transfer to (from) separate accounts due and accrued, net	(177)	(492)
Asset valuation reserve	148,102	149,421
Interest maintenance reserve		—
Other liabilities	50,221	31,144
Derivatives	—	7,159
Payable for securities lending	238,325	340,262
Separate account liabilities	22,911	25,637
Total liabilities	11,257,219	11,558,139

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	791,308	791,308
Accumulated surplus	299,030	201,428
Total capital and surplus	1,092,838	995,236
Total liabilities and capital and surplus	$12,350,057	$12,553,375

33

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

WSLAC Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2016	2015	2014
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$612,121	$578,632	$801,533
Net investment income	480,104	514,845	540,884
Considerations for supplementary contracts with life contingencies	2,719	4,747	2,857
Amortization of the interest maintenance reserve	(586)	3,965	7,465
Fees from management of separate accounts	279	343	405
Other revenues	28,964	32,715	34,932
Total premiums and other revenues	1,123,601	1,135,247	1,388,076
Benefits paid or provided:
Death benefits	206,855	193,064	180,129
Annuity benefits	264,311	271,448	258,373
Disability and accident and health benefits	2,564	2,627	2,744
Surrender benefits	601,651	657,761	649,134
Payments on supplementary contracts with life contingencies	3,328	3,298	3,150
Other benefits	1,992	1,816	1,650
Increase (decrease) in policy reserves and other policyholders’ funds	(224,695)	(275,351)	(64,126)
Total benefits paid or provided	856,006	854,663	1,031,054
Insurance expenses and other deductions:
Commissions	33,187	29,449	41,666
Commission and expense allowance on reinsurance assumed	2,251	2,425	2,962
General expenses	98,339	102,471	107,469
Net transfers to (from) separate accounts	(3,605)	(5,940)	(6,092)
Other deductions	3,792	4,398	3,340
Total insurance expenses and other deductions	133,964	132,803	149,345
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	133,631	147,781	207,677
Federal income tax expense (benefit), excluding tax on capital gains	46,082	56,608	62,243
Gain (loss) from operations before net realized capital gains (losses)	87,549	91,173	145,434
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(32,327)	(23,204)	34,147
Net income (loss)	$55,222	$67,969	$179,581

34

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $1.0 million, $1.1 million, and $37.9 million in 2016, 2015 and 2014, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $12.4 million and $12.6 million at December 31, 2016 and 2015, respectively.
At December 31, 2016 and 2015, the Company had $65.5 million and $60.7 million, respectively, invested, in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.
The Company paid a $30.0 million capital contribution to Columbus Life in December 2016. The contribution was in the form of cash.
The Company paid a $45.0 million capital contribution to Integrity in December 2016. The contribution was in the form of cash.
The Company paid a $40.0 million ordinary dividend to WSFG in December 2015. The dividend was in the form of cash.
The Company received a $179.0 million ordinary dividend from WSLAC in December 2015. The dividend consisted of $79.9 million in cash and $99.1 million in bonds at fair value.
The Company received a $25.0 million ordinary dividend from Integrity in December 2015. The dividend was in the form of cash.
The Company paid a $50.0 million capital contribution to Columbus Life in December 2015. The contribution was in the form of cash.
The Company received a $117.7 million ordinary dividend and a $132.3 million extraordinary dividend from WSLAC in December 2014. The dividends consisted of $65.9 million in cash and $184.1 million in bonds at fair value.
The Company paid a $100.0 million ordinary dividend to WSFG in December 2014. The dividend was in the form of cash.
The Company received a $66.8 million ordinary dividend and a $33.2 million extraordinary dividend from Integrity in December 2014. The dividends consisted of $75.0 million in cash and $25.0 million in bonds at fair value.
The Company had $24.9 million and $26.0 million receivable from parent, subsidiaries and affiliates as of December 31, 2016 and 2015, respectively. The Company did not have any amounts payable to parent, subsidiaries and affiliates as of December 31, 2016 or 2015. The terms of the settlement generally require that these amounts be settled in cash within 30 days.
The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

35

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

5. Reinsurance
Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.
The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.
The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $552.3 million and $573.0 million at December 31, 2016 and 2015, respectively.
In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.1 million and $1.1 million at December 31, 2016 and 2015, respectively.
Certain premiums and benefits are ceded to other unaffiliated insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).
The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2016	2015	2014
	(In Thousands)

Direct premiums	$257,690	$259,270	$265,825
Assumed premiums:
Affiliates	2,548	3,077	2,985
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(6,496)	(6,150)	(5,598)
Net premiums	$253,742	$256,197	$263,212

36

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2016	2015	2014
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	3,519	3,355	3,598
Policy and contract liabilities:
Affiliates	524,323	573,039	593,543
Nonaffiliates	49,422	48,428	55,456
Amounts receivable on reinsurance contracts:
Affiliates	—	—	—
Nonaffiliates	511	89	184

In 2016, 2015 and 2014, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.
At December 31, 2016, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2016, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.
Neither the Company nor any of its related parties, control directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2016, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.
There would be no reduction in surplus at December 31, 2016, if all reinsurance agreements were cancelled.

37

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

6. Federal Income Taxes
The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due (to)/from the subsidiaries and affiliates for federal income taxes were $13.6 million and $(15.3) million at December 31, 2016 and 2015, respectively. The tax years 2008 through 2016 remain subject to examination by major tax jurisdictions.
The amount of federal income taxes incurred that will be available for recoupment at December 31, 2016, in the event of future net losses is $36.8 million, $80.2 million, and $94.5 million from 2016, 2015 and 2014, respectively.
The components of the net deferred tax asset (liability) at December 31 are as follows:

		12/31/2016
		(in thousands)
		(1)	(2)	(3)
				(Col 1+2)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$335,213	$20,961	$356,174
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	335,213	20,961	356,174
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	335,213	20,961	356,174
(f)	Deferred tax liabilities	157,838	101,874	259,712
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$177,375	$(80,913)	$96,462

		12/31/2015
		(in thousands)
		(4)	(5)	(6)
				(Col 4+5)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$332,435	$43,969	$376,404
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	332,435	43,969	376,404
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	332,435	43,969	376,404
(f)	Deferred tax liabilities	144,198	92,858	237,056
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$188,237	$(48,889)	$139,348
38

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

		Change
		(in thousands)
		(7)	(8)	(9)
				(Col 7+8)
		Ordinary	Capital	Total

(a)	Gross deferred tax assets	$2,778	$(23,008)	$(20,230)
(b)	Statutory valuation allowance adjustments	—	—	—
(c)	Adjusted gross deferred tax assets (a - b)	2,778	(23,008)	(20,230)
(d)	Deferred tax assets nonadmitted	—	—	—
(e)	Subtotal net admitted deferred tax assets (c - d)	2,778	(23,008)	(20,230)
(f)	Deferred tax liabilities	13,640	9,016	22,656
(g)	Net admitted deferred tax asset/(net deferred tax liability) (e - f)	$(10,862)	$(32,024)	$(42,886)

		12/31/2016
		(in thousands)
		(1)	(2)	(3)
				(Col 1+2)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$84,065	$12,397	$96,462
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	707,243
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	251,148	8,564	259,712
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$335,213	$20,961	$356,174

		12/31/2015
		(in thousands)
		(4)	(5)	(6)
				(Col 4+5)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$117,319	$22,029	$139,348
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	660,697
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	215,116	21,940	237,056
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$332,435	$43,969	$376,404

39

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

		Change
		(in thousands)
		(7)	(8)	(9)
				(Col 7+8)
Admission Calculation Components SSAP No. 101		Ordinary	Capital	Total

(a)	Federal income taxes paid in prior years recoverable through loss carrybacks	$(33,254)	$(9,632)	$(42,886)
(b)	Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (the lesser of (b)1 and (b)2 below)	—	—	—
	1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date.	—	—	—
	2. Adjusted gross deferred tax assets allowed per limitation threshold.	XXX	XXX	46,546
(c)	Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	36,032	(13,376)	22,656
(d)	Deferred tax assets admitted as the result of application of SSAP No. 101 Total ((a) + (b) + (c))	$2,778	$(23,008)	$(20,230)

	2016	2015
	(in thousands)
Ratio percentage used to determine recovery period and threshold limitation amount	1,072%	1,054%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (b)2 above	$502,086	$473,775

		12/31/2016
		(1)	(2)
Impact of tax planning strategies		Ordinary	Capital
		(in thousands)
(a)	Adjusted gross DTAs amount	$335,213	$20,961
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	3.48%	3.48%
(c)	Net Admitted Adjusted Gross DTAs amount	$335,213	$20,961
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	3.48%	3.48%

		12/31/2015
		(3)	(4)
Impact of tax planning strategies		Ordinary	Capital
		(in thousands)
(a)	Adjusted gross DTAs amount	$332,435	$43,969
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	11.86%	5.85%
(c)	Net Admitted Adjusted Gross DTAs amount	$332,435	$43,969
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	11.86%	5.85%

40

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

		Change
		(5)	(6)
Impact of tax planning strategies		Ordinary	Capital
		(in thousands)

(a)	Adjusted gross DTAs amount	$2,778	$(23,008)
(b)	Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(8.38)%	(2.37)%
(c)	Net Admitted Adjusted Gross DTAs amount	$2,778	$(23,008)
(d)	Percentage of net admitted adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	(8.38)%	(2.37)%

The Company's tax planning strategies do not include the use of reinsurance.

Current income taxes incurred consist of the following major components:

			12/31/2016	12/31/2015	12/31/2014
			(in thousands)
(1)	Current income tax
	(a)	Federal	$4,989	$28,502	$35,090
	(b)	Foreign	204	318	488
	(c)	Subtotal	5,193	28,820	35,578
	(d)	Federal income tax on net capital gains	18,724	39,714	66,676
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$23,917	$68,534	$102,254

41

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

			(1)	(2)	(3)
					(Col 1-2)
(2)	Deferred tax assets:		12/31/2016	12/31/2015	Change
	(a)	Ordinary	(in thousands)
		(1) Discounting of unpaid losses	$—	$—	$—
		(2) Unearned premium revenue	—	—	—
		(3) Policyholder reserves	76,720	70,625	6,095
		(4) Investments	—	—	—
		(5) Deferred acquisition costs	29,448	30,099	(651)
		(6) Policyholder dividends accrual	8,675	8,921	(246)
		(7) Fixed assets	5,595	2,019	3,576
		(8) Compensation and benefits accrual	170,531	179,982	(9,451)
		(9) Pension accrual	—	—	—
		(10) Receivables - nonadmitted	39,274	34,678	4,596
		(11) Net operating loss carryforward	—	—	—
		(12) Tax credit carryforward	—	—	—
		(13) Other	4,970	6,111	(1,141)
		(99) Subtotal	335,213	332,435	2,778
	(b)	Statutory valuation allowance adjustment	—	—	—
	(c)	Nonadmitted	—	—	—
	(d)	Admitted ordinary deferred tax assets (2a99 - 2b - 2c)	335,213	332,435	2,778
	(e)	Capital
		(1) Investments	20,961	43,969	(23,008)
		(2) Net capital loss carryforward	—	—	—
		(3) Real estate	—	—	—
		(4) Other	—	—	—
		(99) Subtotal	20,961	43,969	(23,008)
	(f)	Statutory valuation allowance adjustment	—	—	—
	(g)	Nonadmitted	—	—	—
	(h)	Admitted capital deferred tax assets (2e99- 2f - 2g)	20,961	43,969	(23,008)
	(i)	Admitted deferred tax assets (2d + 2h)	$356,174	$376,404	$(20,230)

42

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

			(1)	(2)	(3)
					(Col 1-2)
			12/31/2016	12/31/2015	Change
(3)	Deferred tax liabilities:		(in thousands)
	(a)	Ordinary
		(1) Investments	$137,670	$123,144	$14,526
		(2) Fixed assets	949	752	197
		(3) Deferred and uncollected premium	16,621	16,898	(277)
		(4) Policyholder reserves	2,564	3,375	(811)
		(5) Other	34	29	5
		(99) Subtotal	157,838	144,198	13,640
	(b)	Capital
		(1) Investments	101,874	92,858	9,016
		(2) Real estate	—	—	—
		(3) Other	—	—	—
		(99) Subtotal	101,874	92,858	9,016
	(c)	Deferred tax liabilities (3a99 + 3b99)	259,712	237,056	22,656
(4)	Net deferred tax assets/liabilities (2i - 3c)		$96,462	$139,348	$(42,886)

Among the more significant book-to-tax adjustments were the following:

	12/31/2016	Effective Tax Rate	12/31/2015	Effective Tax Rate	12/31/2014	Effective Tax Rate
	(in thousands)		(in thousands)		(in thousands)

Provision computed at statutory rate	$30,050	35.00%	$122,467	35.00%	$217,574	35.00%
Dividends received deduction	(5,082)	(5.92)	(76,648)	(21.91)	(126,628)	(20.37)
Tax credits	(2,720)	(3.17)	(2,616)	(0.75)	(1,821)	(0.29)
Other invested assets and nonadmitted change	(9,324)	(10.86)	(20,488)	(5.86)	(587)	(0.09)
Post-retirement benefit plans	—	—	1,405	0.40	7,575	1.22
STAT reserve change	(1,647)	(1.92)	(829)	(0.24)	—	0.00
Other	(5,154)	(6.00)	(5,003)	(1.41)	1,236	0.19
Total statutory income taxes	$6,123	7.13%	$18,288	5.23%	$97,349	15.66%

Federal taxes incurred	$23,917	27.86%	$68,534	19.59%	$102,254	16.45%
Change in net deferred income taxes	(17,794)	(20.73)	(50,246)	(14.36)	(4,905)	(0.79)
Total statutory income taxes	$6,123	7.13%	$18,288	5.23%	$97,349	15.66%

At December 31, 2016, the Company had $0.0 of net operating loss carryforwards, net capital loss carryforwards and tax credit carry forwards; the company had $0.0 of deferred tax liabilities that are not recognized.

43

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

7. Capital and Surplus
The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2016 and 2015, the Company exceeded the minimum risk-based capital.
Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of 10% of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $481.6 million by the end of 2017 without seeking prior regulatory approval based on capital and surplus of $4,815.5 million at December 31, 2016.
8. Commitments and Contingencies
The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.
At December 31, 2016, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2016, the Company has future commitments to provide additional capital contributions of $397.7 million to investments in joint ventures organized as limited partnerships or limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries: Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

44

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

9. Annuity Reserves and Deposit-Type Contract Liabilities
At December 31, 2016, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non-guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	353,075	—	—	353,075	27.6
Not subject to discretionary withdrawal	9,626		914,875	924,501	72.4
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	362,701	—	914,875	1,277,576	100.0%
Less reinsurance ceded	123,249	—	—	123,249
Net annuity reserves and deposit-type contract liabilities	$239,452	$—	$914,875	$1,154,327

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.
10. Employee Retirement Benefits
The Company has a noncontributory pension plan under group annuity contracts written by the Company covering substantially all employees and field representatives. In addition, the Company provides certain health care and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.
The Company uses a December 31 measurement date for all plans.

45

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$1,003,308	$1,046,429	$183,347	$219,041
Service cost	18,051	21,331	621	924
Interest cost	36,328	41,505	6,327	8,347
Contribution by plan participants	—	—	4,605	4,658
Actuarial (gain) loss	27,710	(49,087)	(9,757)	(35,361)
Benefits paid	(69,697)	(56,870)	(15,643)	(14,262)
Plan amendments	—	—	—	—
Benefit obligation at end of year	$1,015,700	$1,003,308	$169,500	$183,347

Change in plan assets:
Fair value of plan assets at beginning of year	$887,429	$904,927	$—	$—
Actual return on plan assets	90,143	39,372	—	—
Employer contribution	7,000	—	11,039	9,604
Plan participants’ contributions	—	—	4,604	4,658
Benefits paid	(69,697)	(56,870)	(15,643)	(14,262)
Fair value of plan assets at end of year	$914,875	$887,429	$—	$—

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015
	(In Thousands)
Funded status:
Overfunded (underfunded) obligation	$(100,825)	$(115,879)	$(169,500)	$(183,347)
Unrecognized net (gain) or loss	—	—	—	—
Unrecognized prior service cost	—	—	—	—
Net amount recognized*	$(100,825)	$(115,879)	$(169,500)	$(183,347)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$(966,933)	$(961,596)	$(169,500)	$(183,347)

*	Nonadmitted if overfunded

46

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

	Pension Benefits
	2016	2015	2014
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$18,051	$21,331	$16,175
Interest cost	36,329	41,505	41,110
Expected return on plan assets	(64,585)	(65,747)	(64,416)
Amount of recognized gains and losses	35,764	41,969	30,245
Amount of prior service cost recognized	(5,134)	(1,019)	(1,019)
Total net periodic benefit cost (benefit)	$20,425	$38,039	$22,095

	Postretirement Medical
	2016	2015	2014
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$621	$924	$878
Interest cost	6,327	8,347	9,413
Amount of recognized gains and losses	(1,669)	25	(25)
Amount of prior service cost recognized	(1,075)	(1,074)	(1,074)
Total net periodic benefit cost (benefit)	$4,204	$8,222	$9,192

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015
	(In Thousands)
Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost:
Items not yet recognized as a component of net periodic cost - prior year	$437,653	$501,314	$(39,815)	$(5,504)
Net transition asset or obligation recognized	—	—	—	—
Net prior service cost or credit arising during the period	—	—	—	—
Net prior service cost or credit recognized	5,134	1,019	1,075	1,075
Net gain and loss arising during the period	2,151	(22,711)	(9,740)	(35,360)
Net gain and loss recognized	(35,764)	(41,969)	1,669	(26)
Items not yet recognized as a component of net periodic cost - current year	$409,174	$437,653	$(46,811)	$(39,815)

47

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015
	(In Thousands)
Amounts in unassigned funds (surplus) expected to be recognized in the next fiscal year as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior service cost or (credit)	(5,134)	(3,600)	(1,503)	(1,075)
Net recognized gains and (losses)	32,072	35,499	(2,665)	(1,492)

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost:
Net transition asset or (obligation)	$—	$—	$—	$—
Net prior sevice cost or (credit)	(21,761)	(26,895)	(9,702)	(10,777)
Net recognized gains and (losses)	430,935	464,548	(37,092)	(29,038)

Assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015

Discount rate	4.35%	4.05%	4.31%	4.00%
Rate of compensation increase	4.60%	4.60%	N/A	N/A
Expected long-term rate of return on plan assets	7.50%	7.50%	N/A	N/A

Assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2016	2015	2016	2015

Discount rate	4.17%	4.35%	4.12%	4.31%
Rate of compensation increase	4.60%	4.60%	N/A	N/A

The Company’s pension liability was $100.8 million and $115.9 million at December 31, 2016 and 2015, respectively.
Effective January 1, 2016, the Company elected to utilize a full yield curve approach in the estimation of liabilities, service cost, and interest cost for pension and postretirement benefits by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. Historically, the Company estimates these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. The Company made the change to provide a more precise measurement of service

48

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. The Company accounted for this change as a change in accounting estimate and, accordingly, accounted for it prospectively. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was decreased from 4.35% at December 31, 2015 to 4.17% at December 31, 2016. This resulted in a $22.7 million increase in the pension benefit obligation in 2016. The discount rate was increased from 4.05% at December 31, 2014 to 4.35% at December 31, 2015. This resulted in a $40.8 million decrease in the pension benefit obligation in 2015.
The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.
The asset allocation for the defined benefit pension plan at the end of 2016 and 2015, and the target allocation for 2016 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2016	2016	2015
Asset category:
Equity securities	55%	60%	59%
Fixed income securities	15	14	14
Short-term investments	5	2	4
Other	25	24	23
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an ongoing basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.
The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.
Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

49

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

•	Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•
Level 2 - Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets include certain debt securities for which public price quotations are not available, but that use other market observable inputs from third-party pricing service quotes or internal valuation models using observable inputs. Level 2 assets also include private funds that invest primarily in domestic debt securities where the Company has the right to redeem its interest at net asset values. The underlying debt securities within these funds employ similar valuation methodologies as the Company’s other investments in debt securities.

•	Level 3 - Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.
Debt Securities
The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.
Equity Securities
The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.
Mutual Funds
The fair values of mutual funds have been determined utilizing the net asset values of the funds.
Private Equity and Fixed Income Funds
The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.
Other Assets
Other assets primarily include securities lending reinvested collateral and a group annuity contract. The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices. The group annuity contract is carried at cash surrender value, which approximates fair value.

50

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2016:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$14,313	$14,313	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,444	—	3,444	—
Corporate securities	76,348	—	73,230	3,118
Residential mortgage-backed securities	14,355	—	14,355	—
Commercial mortgage-backed securities	211	—	211	—
Asset-backed securities	9,001	—	9,001	—
Equity securities:
Common equity	390,521	390,521	—	—
Mutual funds	157,469	157,469	—	—
Preferred stock	3,769	—	3,769	—
Other invested assets:
Private equity and fixed income funds	205,831	—	148,807	57,024
Surplus notes	5,013	—	5,013	—
Real estate	14,928	—	—	14,928
Other assets	98,906	95,578	1,615	1,713
Total plan assets	$994,109	$657,881	$259,445	$76,783

51

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

	Assets Measured at Fair Value	Fair Value Hierarchy Level
		Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2015:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,355	$12,355	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,399	—	3,399	—
Corporate securities	74,565	—	71,323	3,242
Residential mortgage-backed securities	19,813	—	19,813	—
Commercial mortgage-backed securities	805	—	805	—
Asset-backed securities	10,798	—	10,798	—
Equity securities:
Common equity	337,446	337,446	—	—
Mutual funds	179,976	179,976	—	—
Preferred stock	3,872	—	3,872	—
Other invested assets:
Private equity and fixed income funds	188,595	—	135,408	53,187
Surplus notes	4,826	—	4,826	—
Real estate	12,991	—	—	12,991
Other assets	133,288	129,194	2,281	1,813
Total plan assets	$982,729	$658,971	$252,525	$71,233

52

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Beginning Assets as of	Actual Return Gains (Losses) on Plan Assets		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of
		Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period
	January 1, 2016						December 31, 2016
	(In Thousands)

Corporate securities	$3,242	$(81)	$—	$(43)	$—	$—	$3,118
Other invested assets:
Private equity and fixed income funds	53,187	2,419	—	1,418	—	—	57,024
Real estate	12,991	1,937	—	—	—	—	14,928
Other assets	1,813	—	—	(100)	—	—	1,713
Total	$71,233	$4,275	$—	$1,275	$—	$—	$76,783

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(43)	$(43)
Other invested assets:
Private equity and fixed income funds	9,030	—	—	(7,612)	1,418
Real estate	—	—	—	—	—
Other assets	—	—	—	(100)	(100)
Total	$9,030	$—	$—	$(7,755)	$1,275

53

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Beginning Assets as of January 1, 2015	Actual Return Gains (Losses) on Plan Assets		Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2015
		Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period
	(In Thousands)
Corporate securities	$3,318	$(35)	$—	$(41)	$—	$—	$3,242
Other invested assets:
Private equity and fixed income funds	51,382	5,363	—	(3,558)	—	—	53,187
Real estate	17,114	291	—	(4,414)	—	—	12,991
Other assets	3,078	—	—	(1,265)	—	—	1,813
Total	$74,892	$5,619	$—	$(9,278)	$—	$—	$71,233

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2015, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)

Corporate securities	$—	$—	$—	$(41)	$(41)
Asset-backed securities	—	—	—	—	—
Other invested assets:
Private equity and fixed income funds	5,498	—	—	(9,056)	(3,558)
Real estate	2,480	—	—	(6,894)	(4,414)
Other assets	—	—	—	(1,265)	(1,265)
Total	$7,978	$—	$—	$(17,256)	$(9,278)

For measurement purposes of the postretirement benefit obligation at December 31, 2016, a 5.50 percent annual rate of increase in the per capita cost of covered health care benefits is assumed for 2017. The rate was assumed to decrease gradually to 4.75 percent for 2023 and remain at that level thereafter.

54

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2016, by $22.1 million and $(18.4) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2016 by $1.0 million and $(0.8) million, respectively.
At December 31, 2016, the assets of the Company’s pension include approximately $68.7 million invested in the Touchstone Family of Funds, which are administered by the Company, $185.6 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $1.7 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2015, the assets of the Company’s pension include approximately $69.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $172.0 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc., and a $1.8 million investment in a group annuity contract issued by Lafayette Life.
As of December 31, 2016, future benefit payments for the pension plan are expected as follows (in millions):

2017	$54.1
2018	54.5
2019	54.9
2020	55.6
2021	56.5
Five years thereafter	296.6

Future benefit payments for the postretirement medical plan, net of amounts contributed by plan participants, are expected as follows (in millions):

2017	$11.0
2018	10.7
2019	10.7
2020	10.8
2021	10.9
Five years thereafter	52.0

The Company contributed $7.0 million to the pension plan in 2016. The Company does not anticipate a required contribution to the pension plan during 2017.
The Company made contributions to the postretirement medical plan of $11.0 million in 2016 and expects to contribute $106.1 million between 2017 and 2025, inclusive. The Company received $0.0 million of subsidies in 2016. The Company’s postretirement medical plan did not collect the Medicare Part D Subsidy for claims activity occurring after January 1, 2013.

55

The Western and Southern Life Insurance Company
Notes to Financial Statements (Statutory-Basis)
December 31, 2016, 2015 and 2014

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. The total of the Company’s contributions to the defined contribution plan were $4.8 million, $4.2 million, and $5.9 million for 2016, 2015 and 2014, respectively.
11. Premium and Annuity Considerations Deferred and Uncollected
Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2016, were as follows:

	Gross	Net of Loading
	(In Thousands)
Ordinary new business	$6,561	$469
Ordinary renewal	73,711	50,937
Accident and health renewal	466	356
Assumed investment type-contracts	526	526
Total	$81,264	$52,288

56

Financial Statement Schedules (Statutory-Basis)

57

The Western and Southern Life Insurance Company

Summary of Investments – Other Than Investments in Related Parties
(Statutory-Basis)

December 31, 2016
(In Thousands)

Schedule I
			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and
government agencies and authorities	$73,428	$75,915	$73,428
States, municipalities and political
subdivisions	265,001	277,980	265,001
Foreign governments	33,389	35,611	33,389
All other corporate bonds	3,060,428	3,371,336	3,060,428
Preferred stocks	36,168	40,665	36,168
Total fixed maturities	3,468,414	3,801,507	3,468,414

Equity securities
Common stocks:
Industrial, miscellaneous and all other	998,436	1,289,615	1,289,615

Mortgage loans on real estate	57,655		57,655
Real estate	29,104		29,104
Policy loans	167,005		167,005
Other long-term investments	318,394		318,394
Cash, cash equivalents and short-term
investments	166,287		166,287
Total investments	$5,205,295		$5,496,474

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

58

The Western and Southern Life Insurance Company

Supplementary Insurance Information (Statutory-Basis)

(In Thousands)

Schedule III
						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2016
Individual life	$2,554,579	$—	$32,455	$226,814	$169,578	$230,257	$78,096
Individual health	253,076	1,932	3,095	21,340	14,425	21,692	13,894	$21,308
Group life and health	92,408	—	521	4,190	4,840	9,805	344	—
Annuity	7,257	—	12,190	1,422	382	137,776	1,114
Corporate and other	—	—	—	—	132,940	—	45,547
	$2,907,320	$1,932	$48,261	$253,766	$322,165	$399,530	$138,995

Year ended December 31, 2015
Individual life	$2,520,391	$—	$46,560	$228,465	$172,600	$241,512	$76,877
Individual health	244,891	2,125	3,138	22,248	14,191	22,545	14,523	$22,250
Group life and health	91,003	—	105	3,571	2,845	7,069	250	—
Annuity	7,702	—	12,427	1,913	673	128,884	980
Corporate and other	—	—	—	—	355,014	—	47,787
	$2,863,987	$2,125	$62,230	$256,197	$545,323	$400,010	$140,417

Year ended December 31, 2014
Individual life	$2,544,368	$—	$52,446	$232,956	$167,152	$221,931	$75,295
Individual health	228,318	2,190	3,508	23,884	13,436	22,691	16,171	$23,894
Group life and health	90,471	—	351	4,740	2,485	7,571	634	—
Annuity	8,061	—	10,484	1,720	471	119,900	844
Corporate and other	—	—	—	—	502,017	—	41,266
	$2,871,218	$2,190	$66,789	$263,300	$685,561	$372,093	$134,210

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

59

The Western and Southern Life Insurance Company

Reinsurance (Statutory-Basis)

(In Thousands)

Schedule IV
					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net
Year ended December 31, 2016
Life insurance in force	$15,167,224	$2,087,962	$284,222	$13,363,484	2%
Premiums:
Individual life	$227,379	$1,716	$1,151	$226,814	1%
Individual health	26,121	4,780	—	21,341	—
Group life and health	4,190	—	—	4,190	—
Annuity	24	—	1,397	1,421	98%
	$257,714	$6,496	$2,548	$253,766	1%

Year ended December 31, 2015
Life insurance in force	$15,321,486	$1,886,727	$299,845	$13,734,604	2%
Premiums:
Individual life	$228,636	$1,373	$1,202	$228,465	1%
Individual health	27,024	4,777	—	22,247	—
Group life and health	3,571	—	—	3,571	—
Annuity	39	—	1,875	1,914	98%
	$259,270	$6,150	$3,077	$256,197	1%

Year ended December 31, 2014
Life insurance in force	$15,615,319	$1,968,933	$402,590	$14,048,976	3%
Premiums:
Individual life	$233,127	$1,466	$1,295	$232,956	1%
Individual health	28,016	4,132	—	23,884	—
Group life and health	4,740	—	—	4,740	—
Annuity	30	—	1,690	1,720	98%
	$265,913	$5,598	$2,985	$263,300	1%

60

National Integrity Pinnacle V (post 1-1-12)	April 2017

PART C - Other Information

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Financial Statements included in Part A: Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account I:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities as of December 31, 2016
Statements of Operations for the Year Ended December 31, 2016
Statements of Changes in Net Assets for the Years Ended December 31, 2016 and 2015
Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2016 and 2015
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2016, 2015 and 2014
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2016, 2015 and 2014
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2016, 2015 and 2014
Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):
Report of Independent Auditors
Balance Sheets (Statutory-Basis) as of December 31, 2016 and 2015
Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2016, 2015 and 2014
Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2016, 2015 and 2014
Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2016, 2015 and 2014
Notes to Financial Statements (Statutory-Basis)

(b) Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.
Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant. Incorporated by reference to Exhibit 99.1 to Registrant's Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

2.	Not applicable

3.

a.
Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers. Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.
Form of Selling Agreement among W&S Financial Group Distributors, Inc., on behalf of National Integrity, Touchstone Securities, Inc., and broker dealers. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

c.
Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006. Incorporated by reference to Exhibit 99.3 (B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

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National Integrity Pinnacle V (post 1-1-12)	April 2017

4.

a.	Form of variable annuity contract. Incorporated by reference to Exhibit 99.4(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-175481), filed July 12, 2011.

b.
Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page (GLIA). Incorporated by reference to Exhibit 99.4(B) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

c.
Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page (GLIA). Incorporated by reference to Exhibit 99.4(C) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

d.
Form of Individual Guaranteed Lifetime Withdrawal Benefit and Data Page (GLIA Plus), form number NR.37 1410 NY. Incorporated by reference to Exhibit 99.4(D) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

e.
Form of Spousal Guaranteed Lifetime Withdrawal Benefit and Data Page (GLIA Plus), form number NR.38 1410 NY. Incorporated by reference to Exhibit 99.4(E) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

5.	Form of Application. Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

6.

a.
Certificate of Incorporation of National Integrity. Incorporated by reference to Exhibit 99.6(A) to     Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.	By-Laws of National Integrity. Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial c. registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

c.
Certificate of Amendment of the Charter of National Integrity Life Insurance Company, effective December 16, 2013. Incorporated by reference to Exhibit 99.6(C) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

7.

a.
Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(A) to Registrant's Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed May 1, 1996.

b.
Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995. Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

c.
Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

8.

a.
Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(A) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

b.
Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

c.
Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(C) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

d.
Rule 22c-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007. Incorporated by reference to Exhibit 99.8(B) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

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National Integrity Pinnacle V (post 1-1-12)	April 2017

e.
Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003. Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.
Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 3, 2004. Incorporated by reference to Exhibit 99.8(F) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

g.
Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007. Incorporated by reference to Exhibit 99.8(G) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

h.
Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007. Incorporated by reference to Exhibit 99.8(H) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

i.
Amendment No. 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2010. Incorporated by reference to Exhibit 99.8(I) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

j.
Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated April 10, 2013. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

k.
Participation Agreement Addendum among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

l.
Administrative Services Agreement and relevant amendments between Franklin Templeton Services, LLC and National Integrity dated January 6, 2003, amended August 1, 2007 and June 10, 2013. Incorporated by reference to Exhibit 99.8(L) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

m.
Shareholder Information Agreement between Franklin Templeton Distributors, Inc. and National Integrity dated April 16, 2007. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

n.
Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(J) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

o.
Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(K) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

p.
Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(D) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

q.
Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(M) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

r.
Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(E) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

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National Integrity Pinnacle V (post 1-1-12)	April 2017

s.
Services Agreement between Pacific Investment Management Company LLC and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(F) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

t.
Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011. Incorporated by reference to Exhibit 99.8(P) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

u.
Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(G) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

v.
Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(R) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

w.
Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(S) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

x.
Variable Products Services Agreement between Rydex Distributors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(H) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

y.
Amendment No. 1 to Variable Product Services Agreement to between Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(U) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

z.
Administrative Services Agreement between PADCO Advisors II, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(I) to Registrant's Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

aa.
Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.) and National Integrity dated December 20, 2010. Incorporated by reference to Exhibit 99.8(W) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bb.
Fund Participation Agreement between Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity dated April 30, 2001. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment No. 17 to registration statement on Form N-4 (File No. 033-56658), filed October 15, 2001.

cc.
Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(Y) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

dd.
Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and National Integrity dated December 31, 2009. Incorporated by reference to Exhibit 99.8(Z) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ee.
22c-2 Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2008. Incorporated by reference to Exhibit 99.8(AA) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ff.
Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008. Incorporated by reference to Exhibit 99.8(BB) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

gg.
Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and National Integrity dated October 2, 1997. Incorporated by reference to Exhibit 99.8(CC) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

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National Integrity Pinnacle V (post 1-1-12)	April 2017

hh.
22c-2 Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007. Incorporated by reference to Exhibit 99.8(DD) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ii.
Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Bankers Trust Company and National Integrity dated May 1, 2001. Incorporated by reference to Exhibit 99.8(EE) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

jj.
Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(FF) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

kk.
Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and National Integrity dated May 1, 2004. Incorporated by reference to Exhibit 99.8(GG) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ll.
Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and National Integrity dated July 22, 2006. Incorporated by reference to Exhibit 99.8(HH) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

mm.
Administrative services letter between Deutsche Investment Management Americas Inc. and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(II) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

nn.
Distribution and Services Agreement between PFPC Distributors, Inc. and National Integrity dated May 18, 2004. Incorporated by reference to Exhibit 99.8(JJ) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

oo.
Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and National Integrity dated January 31, 2007. Incorporated by reference to Exhibit 99.8(KK) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

pp.
Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, Morgan Stanley Investment Management Inc and National Integrity dated January 2, 2003. Incorporated by reference to Exhibit 99.8(LL) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

qq.
Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 26, 2006. Incorporated by reference to Exhibit 99.8(MM) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

rr.
Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(NN) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ss.
Amendment 3 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. (as successor-in-interest to Morgan Stanley & Co. Incorporated), Morgan Stanley Investment Management Inc and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(SS) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

tt.
Administrative Services Letter between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(TT) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

uu.
Rule 22c-2 Information Sharing Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated March 16, 2007. Incorporated by reference to Exhibit 99.8(PP) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

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National Integrity Pinnacle V (post 1-1-12)	April 2017

vv.
Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008. Incorporated by reference to Exhibit 99.8(QQ) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ww.
Amendment 1 to Administrative Service Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(WW) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

xx.
Servicing Agreement between The Universal Institutional Funds, Inc. and National Integrity dated May 1, 2015. Incorporated by reference to Exhibit 99.8(XX) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

yy.
Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(SS) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

zz.
Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010. Incorporated by reference to Exhibit 99.8(TT) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

aaa.
Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009. Incorporated by reference to Exhibit 99.8(UU) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bbb.
Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009. Incorporated by reference to Exhibit 99.8(VV) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ccc.
Assignment of Agreement between Columbia Management Distributors, Inc. and National Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010. Incorporated by reference to Exhibit 99.8(WW) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ddd.
Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(XX) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

eee.
Administrative Services Agreement between Invesco Advisors, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(YY) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

fff.
Distribution Services Agreement between INVESCO Distributors, Inc and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(ZZ) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ggg.
Intermediary Agreement between Invesco Investment Services, Inc. and National Integrity dated June 1, 2010. Incorporated by reference to Exhibit 99.8(AAA) to Registrant's Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

hhh.
Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(BBB) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

iii.
Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and National Integrity dated April 29, 2011. Incorporated by reference to Exhibit 99.8(CCC) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

jjj.
Administrative Services Agreement between BlackRock Advisors, LLC and National Integrity dated April 29, 1011. Incorporated by reference to Exhibit 99.8(DDD) to Registrant's Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

kkk.
Fund Participation Agreement among Northern Lights Variable Trust, ValMark Advisers, Inc., Northern Lights Distributors, LLC and National Integrity Life Insurance Company dated May 1, 2013. Incorporated

6

National Integrity Pinnacle V (post 1-1-12)	April 2017

by reference to Exhibit 99.8(DDD) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

lll.
Distribution and Shareholder Services Agreement among Northern Lights Variable Trust, Touchstone Securities, Inc., and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(EEE) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

mmm.Amendment to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2011. Incorporated by reference to Exhibit 99.8(FFF) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

nnn.
Amendment No. 2 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(GGG) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

ooo.
Amendment to Selling Agreement between PIMCO Investment LLC and National Integrity dated May 1, 2013. Incorporated by reference to Exhibit 99.8(HHH) to Registrant's Post-Effective Amendment No. 2 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2013.

ppp.
Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(MMM) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

qqq.
Amendment No. 1 to Fund Participation and Service Agreement among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and National Integrity dated April 24, 2015. Incorporated by reference to Exhibit 99.8(QQQ) to Registrant's Post-Effective Amendment No. 6 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2015.

rrr.
Business Agreement among American Funds Distributors, Inc., Capital Research and Management Company, National Integrity and Touchstone Securities, Inc. dated December 13, 2013. Incorporated by reference to Exhibit 99.8(NNN) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-178439), filed April 25, 2014.

sss.
Rule 22c-2 Agreement between American Funds Service Company and National Integrity dated December 13, 2013. Incorporated by reference to Exhibit 99.8(OOO) to Registrant’s Post-Effective Amendment No. 4 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2014.

ttt.
Amendment No. 3 to Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Investment LLC and National Integrity dated March 21, 2016. Incorporated by reference to Exhibit 99.8(TTT) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-177618), filed April 28, 2016.

9.	Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.
10.

a.	Consent of Independent Registered Public Accounting Firm, filed herewith.

b.	Consent of Independent Auditors, filed herewith.

11.	Not applicable.

12.	Not applicable.

13.
Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically John F. Barrett, James N. Clark, Jo Ann Davidson, George H. Walker, III and Thomas L. Williams, each dated December 20, 2011. Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed December 28, 2011.

14.
Guarantee from WSLIC to the policyholders of National Integrity. Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

15.	Cover letter, filed herewith.

7

National Integrity Pinnacle V (post 1-1-12)	April 2017

Item 25.    Directors and Officers of the Depositor
The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:

John F. Barrett	Director, Chairman of the Board

Edward J. Babbitt	Director, Secretary

Jill T. McGruder	Director, President and Chief Executive Officer

Jonathan D. Niemeyer	Director

Donald J. Wuebbling	Director

Daniel J. Downing	Director, Senior Vice President

Eric C. Fast[1]	Director

Cameron F. MacRae III[2]	Director

Newton Phelps Stokes Merrill[3]	Director

George R. Bunn Jr.[4]	Director

Officers:

John F. Barrett	Director, Chairman of the Board

Jill T. McGruder	Director, President and Chief Executive Officer

Edward J. Babbitt	Director, Secretary

Daniel J. Downing	Director, Senior Vice President

Lisa B. Fangman	Senior Vice President

Roger M. Lanham	Senior Vice President and Co-Chief Investment Officer

Brendan M. White	Senior Vice President and Co-Chief Investment Officer

Karen A. Chamberlain	Senior Vice President and Chief Information Officer

Kevin L. Howard	Senior Vice President and General Counsel

Daniel W. Harris	Senior Vice President and Chief Actuary

Mark E. Caner	Senior Vice President

James J. Vance	Senior Vice President and Treasurer

D. Todd Henderson	Senior Vice President and Chief Risk Officer

Bradley J. Hunkler	Senior Vice President and Chief Accounting Officer

Wade M. Fugate	Vice President and Controller

Bruce W. Maisel	Vice President and Chief Compliance Officer

Terrie A. Wiedenheft	Vice President

Phillip E. King	Vice President and Auditor

Daniel R. Larsen	Vice President

Denise L. Sparks	Vice President

Brian A. Eichhold	Assistant Vice President

Donald P. Myers	Assistant Vice President

Ryan K. Richey	Assistant Vice President

Andrew P. Shull	Assistant Vice President

Jacob C. Steuber	Assistant Vice President

James R. Murray	Assistant Vice President

Barbara A. Edwards	Assistant Vice President

Robert F. Noschang	Assistant Vice President

Aaron J. Wolf	Assistant Vice President and Chief Underwriter

Jay V. Johnson	Assistant Vice President and Assistant Treasurer

John S. Musgrove	Assistant Vice President and Assistant Treasurer

Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer

Kathleen A. Cornelius	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Rebecca L. Deppen	Manager, Annuity New Business

Sharon Cummings	Licensing Officer

Brenda L. Elliott	Manager, Licensing

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.
1 Principal Business Address: 29 Hillside Road, Greenwich, CT 06830
2 Principal Business Address: 1540 Broadway, New York, NY 10036-4086
3 Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024
4 Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

8

National Integrity Pinnacle V (post 1-1-12)	April 2017

Item 26.    Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
1373 Lexington Road Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
2758 South Main SPE, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
309 Holding LLC	DE	LLC	97% by Eagle Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
506 Phelps Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
82 Flats, LLC	IN	LLC	64% by Flats Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Airport Exchange Hotel Partners	KY	GP	74% by WS Airport Exchange GP, LLC; 1% by ERI	owns/operates real estate
Alta Stony Point, LLC	DE	LLC	49% by Stony Investor Holding, LLC; 1% by ERI	owns/operates real estate
Apex Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Apex Louisville, LLC	KY	LLC	64% by Apex Housing Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Ascent Plainfield, LLC	IN	LLC	64% by Stout Metro Housing Holding, LLC; 1% by ERI	owns real estate entities
Autumn Village Apartments, LLC	GA	LLC	100% by Country Place Associates	owns real estate entities
Axis JV, LLC	KY	LLC	64% by 1373 Lexington Road Investor Holding, LLC; 1% by ERI	owns/operates real estate
Axis Louisville, LLC	KY	LLC	100% by Axis JV, LLC	owns/operates real estate
Axis Perimeter Center GP, LLC	OH	LLC	100% by ERI	owns real estate entities
Baton Rouge Cottages Investor, LLC	OH	LLC	100% by Baton Rouge Housing Holdings, LLC	owns real estate entities
Baton Rouge Housing Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Belle Haven Apts, LLC	DE	LLC	100% by Fore Eagle JV, LLC	owns real estate
Belle Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC: 2% by ERI	owns real estate entities
Brickyard Apartments, LLC	DE	LLC	54% by BY Apartment Investor Holdings, LLC	owns/operates real estate
Brickyard Investments, LLC	DE	LLC	100% by Brickyard Apartments, LLC	owns/operates real estate
Buckeye Venture Partners, LLC	OH	LLC	60% by FWIA; 40% by Peppertree Partners, LLC	manages private equity fund
BVP NEO, LLC	OH	LLC	100% by FWIA	manages private equity fund
BY Apartment Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Canal Senate Apartments, LLC	IN	LLC	100% by WSLIC	owns/operates real estate
Carmel Holdings, LLC	OH	LLC	49% by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entity
Carmel Hotel Investor, LLC	OH	LLC	100% by Carmel Holdings, LLC	owns real estate entity
Carmel Hotel, LLC	IN	LLC	74% by Carmel Hotel Investor, LLC; 1% by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	OH	LLC	98% by W&S Real Estate Holdings, LLC; 1% by ERI	owns/operates real estate
CCA CBD Cincinnati LLC	OH	LLC	100% by 309 Holding, LLC	owns/operates real estate

9

National Integrity Pinnacle V (post 1-1-12)	April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
CDC-Baton Rouge, LLC	AL	LLC	59% by Baton Rouge Cottages Investor, LLC	owns real estate entities
Centreport Hotels LLC	TX	LLC	75% by ERI	owns/operates real estate
Centreport Partners LP	TX	LP	25.25% by WSLIC; 49% by WSLR Dallas LLC; 1% by ERI	owns/operates real estate
Cincinnati Analysts, Inc.	DE	Corp	100% by CLIC	broker-dealer/ investment advisor
Cinnaire Fund for Housing Limited Partnership 31	MI	LP	16.7% limited partnership by CLIC	owns real estate entities
Cleo Residences, LLC	DE	LLC	49% by Gallatin Eastland Investor Holdings, LLC; 1% by ERG	owns/operates real estate
Cleveland East Hotel, LLC	OH	LLC	74% by WSALD CEH, LLC; 1% by ERI	owns/operates real estate
Columbus Life Insurance Company (CLIC)	OH	Corp	100% by WSLIC	insurance company
Concorde Circle Apartments, LLC	DE	LLC	49% by Linthicum Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Country Place Associates	OH	GP	90% by WS Country Place GP, LLC; 10% by ERI	owns/operates real estate
Countryside-Alexander Investments, LLC	FL	LLC	69% by Golf Countryside Investor Holding, LLC; 1% by ERI	owns/operates real estate
Cove Housing Investor Holding, LLC	OH	LLC	49% by Cove Housing Investor Holdings, LLC; 1% by ERI	owns real estate entities
Crabtree Apartments, LLC	TX	LLC	59% by Crabtree Commons Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Crabtree Commons Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Cranberry NP Hotel Company, LLC	PA	LLC	74% by NP Cranberry Hotel Investor LLC; 1% by ERI	owns/operates real estate
Crossings Apartments Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Curve Luxury Apartments Investors, LLC	DE	LLC	59% by MC Investor Holdings, LLC; 1% by ERI	owns real estate entities
Curve Luxury Apartments, LLC	AZ	LLC	100% owned by Curve Luxury Apartments Investors, LLC	owns/operates real estate
Countryside-Alexander Investments, LLC	FL	LLC	69% by Golf Countryside Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Cove Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Dallas City Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Day Hill Road Land LLC	CT	LLC	74% by W&S Real Estate Holdings, LLC; 1% by ERI	owns real estate entities
Daybreak Parkway Fee Owner, LLC	DE	LLC	100% by Daybreak Parkway Land Partners, LLC	owns/operates real estate
Daybreak Parkway Land Partners, LLC	DE	LLC	64% by Crossings Apartments Holdings, LLC; 1% by ERI	owns real estate entities
Delco Lofts, LLC	OH	LLC	99% by Patterson at First Investor Holdings, LLC	owns/operates real estate
Domain at Dunvale, LLC	TX	LLC	49% by Dunvale Investor Holdings, LLC; 1% by ERG	owns/operates real estate
Dublin Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Columbus LLC; 1% by ERI	owns/operates real estate
Dunvale Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Dwell at Legacy, LLC	TX	LLC	50% by Sonterra Legacy Investor Holdings, LLC	owns/operates real estate

10

National Integrity Pinnacle V (post 1-1-12)	April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Eagle Realty Capital Partners, LLC	OH	LLC	100% by ERG	investment adviser
Eagle Realty Group, LLC (ERG)	OH	LLC	100% by Western & Southern Investment Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	OH	Corp	100% by ERG	real estate
East Denver Investor Holdings, LLC	OH	LLC	76.0946% by W&S Real Estate Holdings, LLC; 1.5529% by ERI	owns real estate entities
Elan Dallas City Lights GP, LLC	DE	LLC	100% by Elan Dallas City Lights, LLC	owns real estate entities
Elan Dallas City Lights Owner, LP	DE	LP	99% by Elan Dallas City Lights Limited Partner, LP; 1% by Elan Dallas City Lights GP, LLC	owns/operates real estate
Elan Dallas City Lights Limited Partner, LP	DE	LP	100% by Elan Dallas City Lights, LLC	owns/operates real estate
Elan Dallas City Lights, LLC	DE	LLC	59% by Dallas City Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Elan Galleria Investment, LLC	OH	LLC	100% by Galleria Investor Holdings, LLC	owns real estate entities
Elan Kennedy Flats, LLC	DE	LLC	59% by One Kennedy Housing Investor Holdings, LLC; 1% by ERI	owns/operates real estate
FDC Siena JV, LLC	DE	LLC	69% by Siena Investor Holdings, LLC; 1% by ERI	owns real estate
Flats Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Flats Crossing Investment, LLC	OH	LLC	100% by Flats Apartments Investor Holdings, LLC	owns real estate entities
Fore Eagle JV, LLC	DE	LLC	Owned 69% by Belle Housing Investor Holdings, LLC; 1% by ERI	owns real estate
Fort Washington Capital Partners, LLC (FWCP)	DE	LLC	100% by FWIA	managing partner for private equity funds
Fort Washington Emerging Market Debt LLC	DE	LLC	Managing Member is Fort Washington Fixed Income LLC	fixed income
Fort Washington Fixed Income LLC	DE	LLC	100% by FWIA	private fixed income fund
Fort Washington Full Discretion Fixed Income LLC	DE	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Global Alpha Domestic Fund LP	DE	LP	GP is Fort Washington Global Alpha GP LLC; WSFG is sole limited partner	hedge fund
Fort Washington Global Alpha GP LLC	DE	LLC	100% by FWIA	GP of hedge fund
Fort Washington Global Alpha Master Fund LP	Cay- men Isles	LP	GP is Fort Washington Global Alpha GP LLC; Fort Washington Global Alpha Domestic Fund LP is limited partner	hedge fund
Fort Washington Global Alpha SLP LLC	DE	LLC	50% by FWIA	special limited partner of hedge fund
Fort Washington High Yield Investors II, LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	DE	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	OH	Corp	100% by Western & Southern Investment Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IX, L.P.	DE	LP	GP is FWPEI IX GP, LLC; investors include WSLIC	private equity fund

11

National Integrity Pinnacle V (post 1-1-12)	April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Fort Washington Private Equity Investors IX-B, L.P.	DE	LP	GP is FWPEI IX GP, LLC; WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors IX-K, L.P.	DE	LP	GP is FWPEI IX GP, LLC	private equity fund
Fort Washington Private Equity Investors V, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	DE	LP	GP is FWPEI VI GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	DE	LP	GP is FWPEI VII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII, L.P.	DE	LP	GP is FWPEI VIII GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VIII-B, L.P.	DE	LP	GP is FWPEI VIII GP, LLC; WSLIC is the sole limited partner	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	DE	LP	GP is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	DE	LP	GP is FWPEO II GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III, L.P.	DE	LP	GP is FWPEO III GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Private Equity Opportunities Fund III-B, L.P.	DE	LP	GP is FWPEO III GP, LLC; WSLIC is the sole limited partner	private equity fund
Frontage Lodging Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
FWPEI IX GP, LLC	DE	LLC	100% by FWIA	general partner of Fund IX
FWPEI V GP, LLC	DE	LLC	100% by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VI
FWPEI VII GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VII
FWPEI VIII GP, LLC	DE	LLC	100% by FWIA	general partner of Fund VIII
FWPEO II GP, LLC	DE	LLC	100% by FWIA	manages private equity fund
FWPEO III GP, LLC	DE	LLC	100% by FWIA	manages private equity fund
Gallatin Eastland Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Galleria Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Galveston Summerbrooke Apts., LLC	TX	LLC	54% by Summerbrooke Apartments Investor, LLC; 1% by ERI	owns/operates real estate
Golf Countryside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Golf Sabal Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Great Lakes Capital Fund for Housing LP 30	MI	LP	13.5% LP interest by LLIC	owns real estate entities
Greenwood Reserve Apartments, LLC	KS	LLC	64% by Olathe Apartments Investor Holdings, LLC; 1% by ERI	owns/operates real estate

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National Integrity Pinnacle V (post 1-1-12)	April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Grelot Cody Apartments, LLC	OH	LLC	100% by Vinings Trace, LLC	owns real estate entities
GS Beach Club, LLC	DE	LLC	76.5% by Winkler Extension Apartments Investor, LLC	owns real estate entities
GS Multifamily Dallas Galleria, LLC	DE	LLC	59% by Galleria Investor Holdings, LLC; 1% by ERI	owns real estate
GS Yorktown Apartments, LP	DE	LP	59% by YT Crossing Apartments Investor, LLC; 1% by ERI	owns real estate entities
IFS Financial Services, Inc. (IFS)	OH	Corp	100% by Western-Southern Life Assurance Company	owns operating entities
Insurance Profillment Solutions, LLC	OH	LLC	100% by WSLIC	insurance marketing
Integrity Life Insurance Company (ILIC)	OH	Corp	100% by WSLIC	insurance company
IR Mall Associates, Ltd.	FL	LP	49.50% by WSLIC	owns/operates real estate
IR Mall Company, L.C.	FL	LLC	50% by ERI	owns/operates real estate
Jacksonville Salisbury Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI
JLB Southpark Apartments LLC	DE	LLC	49% by SP Charlotte Apts Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Kissimmee Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
LaCenterra Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
LaCenterra Apartments, LLC	TX	LLC	59% LaCenterra Apartments Investor Holdings, LLC; 1% ERI	owns/operates real estate
LaFrontera Hotel LLC	TX	LLC	75% by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	OH	LP	74.25% by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	OH	LLC	100% by WSLIC	owns real estate
Linthicum Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
LLIA, Inc.	OH	Corp	100% by The Lafayette Life Insurance Company	insurance agency
Lookout Corporate Center	KY	JVGP	50% by WS Lookout GP, LLC	owns/operates real estate
Lugano Apartments, LLC	DE	LLC	59% by WS; 1% by ERG	owns/operates real estate
Lytle Park Inn, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Main Hospitality Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Mallard Sherburn Apartments, LLC	OH	LLC	100% by WSLIC	owns real estate entities
MC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Midtown Park Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Miller Creek Associates, LLC	DE	LLC	59% by Miller Creek Investor Holdings, LLC	owns real estate
Miller Creek Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Miller Creek Residences, LLC	DE	LLC	100% by Miller Creek Associates, LLC	owns real estate
MP Dallas Development Holdings, LLC	DE	LLC	49% by Midtown Park Investor Holdings, LLC; 1% by ERG	owns real estate entities
MP Dallas Project Owner, LLC	DE	LLC	100% by MP Dallas Development Holdings, LLC	owns/operates real estate

13

National Integrity Pinnacle V (post 1-1-12)	April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
National Integrity Life Insurance Company	NY	Corp	100% by ILIC	insurance company
NE Emerson Edgewood, LLC	IN	LLC	60% by LLIC	owns real estate entities
NEO Capital Fund, LP	DE	LP	General Partner is BVP NEO, LLC	private equity fund
North Braeswood Meritage Holdings, LLC	OH	LLC	100% by WSLAC	owns real estate entities
North Broad Callowhill Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
North Pittsburgh Hotel LLC	PA	LLC	74% by WSALD NPH, LLC; 1% by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Cincinnati LLC; 1% by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
NP Cranberry Hotel Investor, LLC	OH	LLC	100% by NP Cranberry Hotel Holdings, LLC	owns/operates real estate
Olathe Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
One Kennedy Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
OTR Housing Associates, L.P.	OH	LP	98% by WSLIC; 1% by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	OH	LLC	100% by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	OH	LP	99% by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	OH	LLC	100% by ERI	owns/operates real estate
Overland Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Park Avenue Lofts, LLC	CO	LLC	49% by Uptown Denver Investor, LLC; 1% by ERI	owns/operates real estate
Parkside Residences, LLC	DE	LLC	54% by Railroad Parkside Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Patterson at First Investor Holdings, LLC	OH	LLC	100% by ILIC	owns real estate entities
Peppertree Fund II, LP	DE	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	OH	LLC	100% voting interest by FWIA	manages private equity fund
Perimeter Development Holdings, LLC	DE	LLC	49% by Perimeter TC Investor Holdings, LLC; 1% by ERG	owns real estate entities
Perimeter Project Owner, LLC	DE	LLC	100% by Perimeter TC Investor Holdings, LLC	owns/operates real estate
Perimeter TC Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Pleasanton Hotel Holding Company, LLC	DE	LLC	69% by Pleasanton Hotel Investor Holdings, LLC; 1% by ERI	owns real estate entities
Pleasanton Hotel Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Pleasanton Project Owner, LLC	DE	LLC	100% by Pleasanton Hotel Investor Holdings, LLC	owns/operates real estate
Portiva Residences, LLC	DE	LLC	49% by Jacksonville Salisbury Apartment Holdings, LLC; 1% by ERI	owns/operates real estate
Prairie Lakes Apartments Investor, LLC	OH	LLC	100% by Prairie Lakes Holdings, LLC	owns real estate entities
Prairie Lakes Apartments, LLC	IN	LLC	64% by Prairie Lakes Apartments Investor, LLC; 1% by ERI	owns real estate entities

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National Integrity Pinnacle V (post 1-1-12)	April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Prairie Lakes Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Prairiefire Apartments II, LLC	KS	LLC	100% by Prairiefire Apartments, LLC	owns/operates real estate
Prairiefire Apartments, LLC	KS	LLC	64% by Overland Apartments Investor Holdings, LLC; 1% by ERI	owns real estate
Queen City Square Development I, LLC	OH	LLC	100% by ERG	operation of real estate
Queen City Square, LLC	OH	LLC	99.75% by WSLIC; 0.25 by ERI	owns/operates real estate
R4 Housing Partners V LP	DE	LP	9.3% LP interest by LLIC	owns real estate entities
R4 Housing Partners VI LP	DE	LP	16.7 LP interest by LLIC	owns real estate entities
Race Street Development, Ltd.	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
Railroad Parkside Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Randolph Tower Affordable Investment Fund, LLC	DE	LLC	99.99% by WSLIC	real estate ownership entities
Ridge at Robinson Apartments, LLC	DE	LLC	59% by Settlers Ridge Robinson Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Ridgegate Apartments Investor, LLC	OH	LLC	100% by Ridgegate Holdings, LLC	owns real estate entities
Ridgegate Commonwealth Apartments, LLC	CO	LLC	44% by Ridgegate Apartments Investor, LLC; 1% by ERI	owns real estate entities
Ridgegate Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
Russell Bay Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	real estate ownership entity(ies)
Russell Bay Fee Owner LLC	DE	LLC	100% by Russell Bay Land Partners LLC	owns/operates real estate
Russell Bay Land Partners LLC	DE	LLC	88.63% by Russell Bay Apartment Holdings, LLC; 1.38% by ERI	owns real estate entities
Sabal-Alexander Investments, LLC	FL	LLC	69% by Golf Sabal Investor Holdings, LLC; 1% by ERI	owns/operates real estate
San Tan Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Settlers Ridge Robinson Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Seventh and Culvert Garage, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns real estate entities
Shelbourne Campus Properties, LLC	DE	LLC	54% by Shelbourne Housing Investor, LLC; 1% by ERI	owns/operates real estate
Shelbourne Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Shelbourne Housing Investor, LLC	OH	LLC	100% by Shelbourne Holdings, LLC	owns real estate entity
Siena Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings LLC; 2% by ERI	owns real estate entities
Siena Medical District, LLC	DE	LLC	100% by FDC Siena JV, LLC	owns real estate
Sixth and Race Development, LLC	OH	LLC	71% by Race Street Development, Ltd.; 29% by ERI	owns/operates real estate
Skye Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Skye at Arbor Lakes II, LLC	DE	LLC	59% by Skye Apartments Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Skye at Arbor Lakes, LLC	DE	LLC	69% by Skye Apartments Investor Holdings, LLC; 1% by ERI	owns real estate entities
Skye at Maple Grove II, LLC	DE	LLC	100% by Skye at Arbor Lakes II, LLC	owns real estate entities

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National Integrity Pinnacle V (post 1-1-12)	April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Skye Maple Grove, LLC	DE	LLC	100% by Skye at Arbor Lakes, LLC	owns/operates real estate
Skyport Hotel LLC	KY	LLC	25% by WSLIC; 49% by WSLR Skyport LLC; 1% by ERI	owns/operates real estate
Sonterra Legacy Investor Holdings, LLC	OH	LLC	100% by Trust dated August 25, 2014 for benefit of WSLIC Separate Account A (ERG, Trustee)	owns real estate entities
Southside Tunnel Apartments Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns/operates real estate
Southside Works City Apartments, LLC	DE	LLC	49% by Southside Tunnel Apartments Investor Holdings, LLC; 1% by ERI	owns real estate entities
SP Charlotte Apts Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
SPX Holding LLC	OH	LLC	50% by WSFG	Airplane ownership/leasing
SSW Jet Ltd	OH	LLC	50% by WSFG	Airplane ownership/leasing
Stony Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	real estate ownership entity(ies)
Stout Metro Housing Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Summerbrooke Apartments Investor, LLC	OH	LLC	100% by Summerbrooke Holdings, LLC	owns real estate entity
Summerbrooke Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Sundance Hotel Investor, LLC	OH	LLC	100% by Sundance LaFrontera Holdings, LLC	owns real estate entities
Sundance Hotel, LLC	DE	LLC	64% by Sundance Hotel Investor, LLC; 1% by ERI	owns real estate entities
Sundance LaFrontera Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities
The Cove Apartments, LLC	DE	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
The Cove JV, LLC	DE	LLC	100% by The Cove Apartments, LLC	owns real estate entities
The Flats at Tan San, LLC	TX	LLC	49% by San Tan Investor Holdings, LLC; 1% by ERI	owns real estate entities
The Lafayette Life Insurance Company (LLIC)	OH	Corp	100% by WSFG
The Ohio Capital Fund LLC	OH	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	OH	Corp	100% by WSFG
Touchstone Advisors, Inc.	OH	Corp	100% by IFS	registered investment adviser
Touchstone Securities, Inc.	NE	Corp	100% by IFS	broker-dealer
Trevi Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Trevi Fee Owner, LLC	DE	LLC	100% by Trevi Land Partners, LLC	owns/operates real estate
Trevi Land Partners, LLC	DE	LLC	64% by Trevi Apartment Holdings, LLC; 1% by ERI	real estate ownership entity(ies)
Tri-State Growth Capital Fund I, L.P.	DE	LP	GP is Tri-State Ventures, LLC; investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	DE	LP	GP is Tri-State Ventures II, LLC; investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	DE	LLC	100% by FWIA	private equity fund
Tri-State Ventures, LLC	DE	LLC	100% by FWIA	private equity fund
Union Centre Hotel LLC	OH	LLC	25% by WSLIC; 49% by WSLR Union LLC; 1% by ERI	owns/operates real estate

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National Integrity Pinnacle V (post 1-1-12)	April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
Uptown Denver Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entity
Uptown Denver Apartments, LLC	DE	LLC	49% by East Denver Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Uptown Denver Investor, LLC	OH	LLC	100% by Uptown Denver Apartment Holdings, LLC	owns real estate entity
Vail Hotel Holdings ESHV, LLC	DE	LLC	74% by Frontage Lodging Investor Holdings, LLC; 1% by ERI	owns/operates real estate
Vail Hotel Owner ESHV, LLC	DE	LLC	100% by Vail Hotel Holdings ESHV, LLC	owns/operates real estate
Vernazza Apartments, LLC	DE	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Vernazza Housing Investor Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
Vinings Trace, LLC	IN	LLC	99% by WSLIC; 1% by ERI	owns/operates real estate
Vulcan Hotel LLC	AL	LLC	25% by WSLIC; 49% by WSLR Birmingham LLC; 1% by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	OH	Corp	100% by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	OH	Corp	100% by WSLAC	insurance agency
W&S Real Estate Holdings, LLC	OH	LLC	100% by WSLIC	owns real estate entities
Western & Southern Agency, Inc.	OH	Corp	100% by WSLIC	insurance agency
Western & Southern Financial Fund Inc	OH	Non Profit Corp	Grants awarded by WSFG	charitable giving
Western & Southern Financial Group, Inc. (WSFG)	OH	Corp	100% by WSMHC	holding company
Western & Southern Investment Holdings, LLC	OH	LLC	100% by WSLIC	owns operating entities
Western & Southern Mutual Holding Company (WSMHC)	OH	Corp	Mutual Insurance Holding Company	owns operating entities
Western-Southern Life Assurance Company (WSLAC)	OH	Corp	100% by WSLIC	insurance company
Windsor Hotel LLC	CT	LLC	25% by WSLIC; 49% by WSLR Hartford LLC; 1% by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	OH	LLC	100% by ERG, as Trustee under a Trust Agreement dated November 30, 2009 for the benefit of WSLIC Separate Account A	owns real estate entities
WL Apartment Holdings, LLC	OH	LLC	98% by W&S Real Estate Holdings, LLC; 2% by ERI	owns real estate entities
WL Houston Parkway, LLC	TX	LLC	55% by WL Apartments Holdings, LLC; 1% by ERI
Wright Executive Hotel Limited Partners	OH	LP	60.50% by WSLIC; 0.61% by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	OH	LLC	100% by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	OH	LLC	100% by WSLIC	owns/operates real estate
WSA Commons, LLC	GA	LLC	50% by WSLIC	owns/operates real estate
WSALD CEH, LLC	OH	LLC	50% by WSLIC	owns/operates real estate

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National Integrity Pinnacle V (post 1-1-12)	April 2017

Affiliate	State	Entity Type	Affiliated Ownership	Type of Business
WSALD NPH, LLC	OH	LLC	50% by WSLIC; 1% by ERI	owns/operates real estate
WSFG WG Aurora IL, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Charlotte NC, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Columbus OH, LLC	OH	LLC	100% by Vinings Trace, LLC	owns/operates real estate
WSFG WG Holding RI, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Providence RI, LLC	OH	LLC	100% by Country Place Associates	owns/operates real estate
WSFG WG Stallings NC, LLC	OH	LLC	100% by Vinings Trace, LLC	owns/operates real estate
WSL Partners, L.P.	DE	LP	GP is FWCP; investors include WSLIC	private equity fund
WSLR Birmingham LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Cincinnati LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Columbus LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Dallas LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Hartford LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Holdings LLC	DE	LLC	24.49% by WSLIC	owns real estate entity
WSLR LLC	DE	LLC	100% by WSLR Holdings LLC	owns real estate entities
WSLR Skyport LLC	OH	LLC	100% by WSLR LLC	owns real estate
WSLR Union LLC	OH	LLC	100% by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	OH	LLC	100% by YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	OH	LLC	98% by WSLIC; 2% by ERI	owns real estate entities

Item 27.    Number of Contract Owners

As of March 8, 2017, 519 qualified and non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.    Indemnification

National Integrity's By-Laws provide, in Article VII, Section 7.1 provides:
To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:
(a) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;
(b) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and
(c) the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate

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National Integrity Pinnacle V (post 1-1-12)	April 2017

jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

(a)    Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company. Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)    The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:

James N. Clark	Director

Jill T. McGruder	Director and Chief Executive Officer

Donald J. Wuebbling	Director

Officers:

Steven M. Graziano	President

Jill T. McGruder	Chief Executive Officer

James J. Vance	Senior Vice President and Treasurer

Sharon L. Karp	Vice President

Daniel R. Larsen	Vice President

Timothy S. Stearns	Vice President

Thomas A. Shoemake	Chief Compliance Officer

Terrie A. Wiedenheft	Chief Financial Officer

Jay V. Johnson	Assistant Vice President and Assistant Treasurer

John S. Musgrove	Assistant Vice President and Assistant Treasurer

Cheryl J. Stotts	Assistant Vice President and Assistant Treasurer

Kathleen A. Cornelius	Assistant Treasurer

Timothy D. Speed	Assistant Treasurer

Rhonda S. Malone	Secretary

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(c)	Not applicable.

Item 30.    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202.

Item 31.    Management Services

There are currently no management-related services provided to the Registrant.

Item 32.    Undertakings

The Registrant hereby undertakes:

(a)
to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

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National Integrity Pinnacle V (post 1-1-12)	April 2017

(c)
to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request; and

(d)	to update the registration statement if WSLIC terminates its guarantee to National Integrity policyholders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee. These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner's rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

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National Integrity Pinnacle V (post 1-1-12)    April 2017

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 25th day of April 2017.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

National Integrity Pinnacle V (post 1-1-12)    April 2017

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 25th day of April 2017.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 25, 2017

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 25, 2017

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 25, 2017

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 25, 2017	April 25, 2017
/s/ Edward J. Babbitt	/s/ Jonathan D. Niemeyer
Edward J. Babbitt	Jonathan D. Niemeyer
April 25, 2017	April 25, 2017
/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
April 25, 2017	April 25, 2017

National Integrity Pinnacle V (post 1-1-12)    April 2017

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 25th day of April 2017.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 25, 2017

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Senior Vice President and Chief Financial Officer
April 25, 2017

PRINCIPAL ACCOUNTING OFFICER:	/s/ Wade M. Fugate
Wade M. Fugate, Vice President and Controller
April 25, 2017

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for Jo Ann Davidson
April 25, 2017
April 25, 2017

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for James N. Clark	Bradley J. Hunkler, Attorney-in-Fact for George H. Walker, III
April 25, 2017	April 25, 2017

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for Thomas L. Williams
April 25, 2017